    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2013

                                                  FILE NOS. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 39                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 299                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2013 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2013, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra" in our marketing materials. This contract (RetireReady/SM/ Extra) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -- Series I shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series I shares)
Invesco V.I. Comstock Fund -- Series II shares (formerly, Invesco Van Kampen
  V.I. Comstock Fund -- Series II shares)

Invesco V.I. Core Equity Fund -- Series I shares

Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van
  Kampen V.I. Equity and Income Fund -- Series II shares)

Invesco V.I. International Growth Fund -- Series II shares



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2


EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares


Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares


GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Money Market Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:


Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Capital Income Fund/VA (formerly, Oppenheimer Balanced Fund/VA --
  Service Shares)
Oppenheimer Global Fund/VA (formerly, Oppenheimer Global Securities Fund/VA --
  Service Shares)

Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA (formerly, Oppenheimer Main Street
  Small- & Mid- Cap Fund(R)/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2003:

DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

JANUS ASPEN SERIES:
Enterprise Portfolio -- Service Shares

Global Research Portfolio -- Service Shares (formerly, Worldwide Portfolio --
  Service Shares)

Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares



PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PREMIUM PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Portfolio -- Service Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -- Series II shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series II shares)


LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Equity Income Portfolio -- Class II (formerly, Legg Mason
  ClearBridge Variable Equity Income Builder Portfolio -- Class II)


THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. Value Opportunities Fund -- Series II shares (formerly, Invesco
  Van Kampen V.I. Value Opportunities Fund -- Series II shares)


BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares


Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Aggressive Growth Portfolio -- Class II (formerly, Legg
  Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II) ClearBridge Variable All Cap Value Portfolio -- Class I (formerly, Legg Mason
  ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly, Oppenheimer Small- &
  Mid-Cap Growth Fund/VA -- Service Shares)


RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate

Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.....................................................................  8

FEE TABLES...................................................................... 10
   Example...................................................................... 15

SYNOPSIS........................................................................ 16

CONDENSED FINANCIAL INFORMATION................................................. 20

THE COMPANY..................................................................... 20

FINANCIAL CONDITION OF THE COMPANY.............................................. 20

THE SEPARATE ACCOUNT............................................................ 21
   The Portfolios............................................................... 22
   Subaccounts.................................................................. 23
   Voting Rights................................................................ 32
   Asset Allocation Program..................................................... 32

THE GUARANTEE ACCOUNT........................................................... 41

CHARGES AND OTHER DEDUCTIONS.................................................... 42
   Transaction Expenses......................................................... 42
       Surrender Charge......................................................... 42
       Exceptions to the Surrender Charge....................................... 43
   Deductions from the Separate Account......................................... 44
   Charges for the Living Benefit Rider Options................................. 44
   Charges for the Death Benefit Rider Options.................................. 47
   Other Charges................................................................ 49

THE CONTRACT.................................................................... 49
   Purchase of the Contract..................................................... 49
   Ownership.................................................................... 50
   Assignment................................................................... 51
   Premium Payments............................................................. 51
   Valuation Day and Valuation Period........................................... 51
   Allocation of Premium Payments............................................... 51
   Bonus Credits................................................................ 52
   Valuation of Accumulation Units.............................................. 52

TRANSFERS....................................................................... 53
   Transfers Before the Maturity Date........................................... 53
   Transfers from the Guarantee Account to the Subaccounts...................... 53
   Transfers from the Subaccounts to the Guarantee Account...................... 53
   Transfers Among the Subaccounts.............................................. 53
   Telephone/Internet Transactions.............................................. 54
   Confirmation of Transactions................................................. 55
   Special Note on Reliability.................................................. 55
   Transfers by Third Parties................................................... 55
   Special Note on Frequent Transfers........................................... 56
   Dollar Cost Averaging Program................................................ 57
   Defined Dollar Cost Averaging Program........................................ 58
   Portfolio Rebalancing Program................................................ 59
   Guarantee Account Interest Sweep Program..................................... 59

SURRENDERS AND PARTIAL SURRENDERS...................................................................................  59
   Surrenders and Partial Surrenders................................................................................  59
   Restrictions on Distributions From Certain Contracts.............................................................  60
   Systematic Withdrawal Program....................................................................................  61
   Guaranteed Minimum Withdrawal Benefit for Life Riders............................................................  62
       Lifetime Income Plus Solution................................................................................  62
       Lifetime Income Plus 2008....................................................................................  75
       Lifetime Income Plus 2007....................................................................................  88
       Lifetime Income Plus.........................................................................................  96
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007................................... 104

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE OF STATE
  INSURANCE DEPARTMENT APPROVAL).................................................................................... 105
   Distribution Provisions Upon Death of Owner or Joint Owner....................................................... 105
   Death Benefit at Death of Any Annuitant Before the Maturity Date................................................. 105
   Basic Death Benefit.............................................................................................. 105
   Annual Step-Up Death Benefit Rider Option........................................................................ 106
   5% Rollup Death Benefit Rider Option............................................................................. 106
   Earnings Protector Death Benefit Rider Option.................................................................... 107
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.................... 108
   Termination of Death Benefit Rider Options When Contract Assigned or Sold........................................ 108
   How to Claim Proceeds and/or Death Benefit Payments.............................................................. 108
   Distribution Rules............................................................................................... 111

DEATH OF OWNER AND/OR ANNUITANT (FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE OF STATE INSURANCE
  DEPARTMENT APPROVAL).............................................................................................. 111
   Death Benefit at Death of Any Annuitant Before the Maturity Date................................................. 111
   Basic Death Benefit.............................................................................................. 112
   Optional Guaranteed Minimum Death Benefit........................................................................ 113
   Optional Enhanced Death Benefit.................................................................................. 113
   When We Calculate the Death Benefit.............................................................................. 114
   Death of an Owner or Joint Owner Before the Maturity Date........................................................ 115
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date....................................... 117

INCOME PAYMENTS..................................................................................................... 117
   Optional Payment Plans........................................................................................... 119
   Variable Income Payments......................................................................................... 120
   Transfers After the Maturity Date................................................................................ 120
   Guaranteed Income Advantage...................................................................................... 120
   Payment Optimizer Plus........................................................................................... 127

TAX MATTERS......................................................................................................... 136
   Introduction..................................................................................................... 136
   Taxation of Non-Qualified Contracts.............................................................................. 136
   Section 1035 Exchanges........................................................................................... 138
   Qualified Retirement Plans....................................................................................... 139
   Federal Income Tax Withholding................................................................................... 143
   State Income Tax Withholding..................................................................................... 143
   Tax Status of the Company........................................................................................ 143
   Federal Estate, Gift and Generation-Skipping Transfer Taxes...................................................... 143
   Federal Defense of Marriage Act.................................................................................. 143
   Annuity Purchases by Residents of Puerto Rico.................................................................... 143

   Annuity Purchases by Nonresident Aliens and Foreign Corporations. 144
   Foreign Tax Credits.............................................. 144
   Changes in the Law............................................... 144

REQUESTING PAYMENTS................................................. 144

SALES OF THE CONTRACTS.............................................. 145

ADDITIONAL INFORMATION.............................................. 146
   Owner Questions.................................................. 146
   Return Privilege................................................. 146
   State Regulation................................................. 146
   Evidence of Death, Age, Gender, Marital Status or Survival....... 146
   Records and Reports.............................................. 147
   Other Information................................................ 147
   Exemption to File Periodic Reports............................... 147
   Legal Proceedings................................................ 147

APPENDIX A.......................................................... A-1
   Examples -- Death Benefit Calculations........................... A-1

APPENDIX B.......................................................... B-1
   Condensed Financial Information.................................. B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS SUBACCOUNT -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

GUARANTEED INCOME ADVANTAGE -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

INCOME START DATE -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer Plus. The Investment Strategy is required in order to receive the full benefits available under these rider options.

JOINT ANNUITANT -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders, the additional life on which monthly income is based. For Payment Optimizer Plus, the additional life on which the Withdrawal Factor may be based.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under Lifetime Income Plus and Lifetime Income Plus 2007

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years Surrender Charge as a
 payments surrendered)                             Since We Received the     Percentage of the
                                                   Premium Payment           Premium Payment
                                                                             Surrendered/1/
                                                   -----------------------------------------------
                                                               0                      8%
                                                               1                      8%
                                                               2                      7%
                                                               3                      6%
                                                               4                      5%
                                                               5                      4%
                                                               6                      3%
                                                               7                      2%
                                                           8 or more                  0%
--------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
--------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications.


PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                           $25.00/1/
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.25%
--------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                           1.55%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/2,7/
--------------------------------------------------------------------------------------------------
                                              Current Charge/8/           Maximum Charge/3,8/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                              Current Charge/9/           Maximum Charge/3,9/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

DEATH BENEFIT RIDER OPTIONS/10/ (AS A PERCENTAGE OF
 YOUR CONTRACT VALUE AT THE TIME THE CHARGE IS
 TAKEN)/11/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------


 /1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

 /2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

 /3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

 /4/Lifetime Income Plus is not available for contracts issued on or after May
    1, 2008.

 /5/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

 /6/Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

 /7/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.




 /8/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 /9/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:



                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS  2.00% of benefit base PLUS
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------



/10/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.


 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.


/11/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003, or prior to the date on which state insurance authorities approve the applicable contract modifications.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                           1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                               0.25%
--------------------------------------------------------------------------------------
OPTIONAL BENEFITS/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                             0.35%/3/
--------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                       0.35%/4/
--------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                2.25%/5/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM  MAXIMUM
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%    2.37%
---------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,417      $2,735      $3,992       $7,371


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $610       $2,016      $3,445       $7,232


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $697       $2,108      $3,568       $7,371


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING EXAMPLES
APPLY:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,208      $2,100      $2,909       $4,964

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $414       $1,395      $2,383       $4,887


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $488       $1,470      $2,459       $4,964


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of that rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal

Base, Maximum Anniversary Value or benefit base. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the Maturity Date if Guaranteed Income Advantage is elected at the time of application) if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

WHAT OPTIONAL BENEFITS ARE AVAILABLE UNDER THIS CONTRACT? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

THE LIVING BENEFIT RIDER OPTIONS. We currently offer three "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007 and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See "The Contract -- Allocation of Premium Payments," the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. In addition, you currently may change your future premium payment allocation without penalty or charges. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus," provisions of this prospectus.


                                                                                                    ADVISER (AND SUB-ADVISER(S),
                         SUBACCOUNT                                  INVESTMENT OBJECTIVE                 AS APPLICABLE)
                         --------------------------------------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. AMERICAN FRANCHISE     to seek capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS          FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE        INVESCO VAN KAMPEN V.I.
INSURANCE FUNDS)         AMERICAN FRANCHISE FUND --
                         SERIES I SHARES)
                         --------------------------------------------------------------------------------------------------------
                         INVESCO V.I. COMSTOCK FUND --       Seeks capital growth and income        Invesco Advisers, Inc.
                         CLASS II SHARES (FORMERLY, INVESCO  through investments in equity
                         VAN KAMPEN V.I. COMSTOCK            securities, including common stocks,
                         FUND -- SERIES II SHARES)           preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                         --------------------------------------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.           Invesco Advisers, Inc.
                         SERIES I SHARES
                         --------------------------------------------------------------------------------------------------------
                         INVESCO V.I. EQUITY AND INCOME      Seeks both capital appreciation and    Invesco Advisers, Inc.
                         FUND -- CLASS II SHARES (FORMERLY,  current income.
                         INVESCO VAN KAMPEN V.I. EQUITY
                         AND INCOME FUND -- SERIES II
                         SHARES)
                         --------------------------------------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.           Invesco Advisers, Inc.
                         FUND -- SERIES II SHARES
                         --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED          Seeks to maximize total return         AllianceBernstein, L.P.
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --        consistent with the adviser's
SERIES FUND, INC.        CLASS B                             determination of reasonable risk.
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.           AllianceBernstein, L.P.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN                   Long-term growth of capital.           AllianceBernstein, L.P.
                         GROWTH AND INCOME PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.           AllianceBernstein, L.P.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.           AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.           AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --     The fund pursues long-term total       American Century Investment
VARIABLE PORTFOLIOS II,  CLASS II                            return using a strategy that seeks to  Management, Inc.
INC.                                                         protect against U.S. inflation.
                         --------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation, and        BlackRock Advisors, LLC
SERIES FUNDS, INC.       FUND -- CLASS III SHARES            secondarily, income.                   (subadvised by BlackRock
                                                                                                    Investment Management, LLC)
                         --------------------------------------------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      -----------------------------------------------------------------------------
                      BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                      FUND -- CLASS III SHARES


                      -----------------------------------------------------------------------------
                      BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                      V.I. FUND -- CLASS III SHARES

                      -----------------------------------------------------------------------------
COLUMBIA FUNDS        COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
VARIABLE INSURANCE    MARSICO GROWTH FUND -- CLASS 1     capital.
TRUST I
                      -----------------------------------------------------------------------------
                      COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                      MARSICO INTERNATIONAL              capital.
                      OPPORTUNITIES FUND -- CLASS 2
                      -----------------------------------------------------------------------------
EATON VANCE           VT FLOATING-RATE INCOME FUND       To provide a high level of current
VARIABLE TRUST                                           income.
                      -----------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                         high-yield, lower-rated corporate
                                                         bonds commonly referred to as "junk
                                                         bonds."
                      -----------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS    CLASS 2                            consistent with reasonable risk.
FUND










                      -----------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      -----------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      -----------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the S&P 500(R) Index.
                      -----------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      -----------------------------------------------------------------------------
                      VIP GROWTH & INCOME                Seeks high total return through a
                      PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                         capital appreciation.
                      -----------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
                                          (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high-yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
                                          Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                                          Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT                                   INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                    PORTFOLIO -- SERVICE CLASS 2       growth.




                    ------------------------------------------------------------------------------
                    VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                    SERVICE CLASS 2
                    ------------------------------------------------------------------------------
                    VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                    PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    CLASS 2

                    ------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES





                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/1/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
VARIABLE INSURANCE  FUND -- SERVICE SHARES             the extent consistent with the
TRUST                                                  preservation of capital and the
                                                       maintenance of liquidity by investing
                                                       exclusively in high quality money
                                                       market instruments.
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                       SUBACCOUNT                                   INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                       SHARES                             consistent with preservation of capital
                                                          and balanced by current income.
                       ------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                       ------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                       ------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                       SERVICE CLASS SHARES               seek total return.
                       ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS          APPRECIATION FUND/VA -- SERVICE
                       SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME         The Fund seeks total return.
                       FUND/VA -- SERVICE SHARES
                       (FORMERLY, OPPENHEIMER BALANCED
                       FUND/VA -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
                       SERVICE SHARES (FORMERLY,
                       OPPENHEIMER GLOBAL SECURITIES
                       FUND/VA -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation
                       CAP FUND(R)/VA -- SERVICE SHARES
                       (FORMERLY, OPPENHEIMER MAIN
                       STREET SMALL-& MID- CAP FUND(R)/
                       VA -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return, consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


------------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.



------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.



------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation        OFI Global Asset Management, Inc.




------------------------------------------------------------------------------
Seeks maximum real return, consistent      Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks to maximize total return,            Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                            SUBACCOUNT                             INVESTMENT OBJECTIVE
                            --------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            --------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2          appreciation.

                            --------------------------------------------------------------------

                                       ADVISER (AND SUB-ADVISER(S),
       INVESTMENT OBJECTIVE                  AS APPLICABLE)
-----------------------------------------------------------------------
Seeks long-term growth of capital.  Prudential Investments LLC
                                    (subadvised by Jennison Associates
                                    LLC)
-----------------------------------------------------------------------
The fund seeks long-term capital    Wells Fargo Funds Management,
appreciation.                       LLC (sub-advised by Wells Capital
                                    Management Incorporated)
-----------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                  INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current       The Dreyfus Corporation
                    GROWTH FUND, INC. --               income as a secondary goal.
                    INITIAL SHARES
                    ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.       Janus Capital Management LLC
                    SHARES
                    ----------------------------------------------------------------------------------------------------------
                    GLOBAL RESEARCH PORTFOLIO --       Seeks long-term growth of capital.       Janus Capital Management LLC
                    SERVICE SHARES (FORMERLY,
                    WORLDWIDE PORTFOLIO --
                    SERVICE SHARES)
                    ----------------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.       Janus Capital Management LLC
                    SERVICE SHARES
                    ----------------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.       Janus Capital Management LLC
                    ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST     DOLLAR HEDGED) -- ADMINISTRATIVE   consistent with preservation of capital  Company LLC
                    CLASS SHARES                       and prudent investment management.
                    ----------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      --------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                   reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds and short-term instruments.









                      --------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE       Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      --------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds and short-term instruments.       Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------

                                                                                          ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                              INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 --------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE  MFS(R) NEW DISCOVERY SERIES --  The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST  SERVICE CLASS SHARES            seek capital appreciation.             Company
                 --------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:



                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. AMERICAN FRANCHISE      to seek capital growth.
INSURANCE FUNDS        FUND -- SERIES II SHARES (FORMERLY,
(INVESCO VARIABLE      INVESCO VAN KAMPEN V.I.
INSURANCE FUNDS)       AMERICAN FRANCHISE FUND --
                       SERIES II SHARES)
                       ----------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of current income.
VARIABLE EQUITY TRUST  INCOME PORTFOLIO -- CLASS II         Long-term capital appreciation is a
                       (FORMERLY, LEGG MASON                secondary objective.
                       CLEARBRIDGE VARIABLE EQUITY
                       INCOME BUILDER PORTFOLIO --
                       CLASS II)
                       ----------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Investments, LLC)



-------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after September 8, 2008:



                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. VALUE OPPORTUNITIES     Long-term growth of capital.
INSURANCE FUNDS        FUND -- SERIES II SHARES (FORMERLY,
(INVESCO VARIABLE      INVESCO VAN KAMPEN V.I. VALUE
INSURANCE FUNDS)       OPPORTUNITIES FUND -- SERIES II
                       SHARES)
                       ------------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.      Seeks long-term capital growth.
SERIES FUNDS, INC.     FUND -- CLASS III SHARES

                       ------------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES        Seeks maximum income consistent
FUNDS, INC.                                                 with prudent investment management
                                                            and the preservation of capital.
                       ------------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --        Seeks long-term growth of capital and
                       CLASS 1 SHARES                       future income rather than current
                                                            income.
                       ------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/             Seeks growth of capital and
                                                            accumulation of income that
                                                            corresponds to the investment return of
                                                            the S&P 500(R) Composite Stock Index.
                       ------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE AGGRESSIVE      Seeks capital appreciation.
VARIABLE EQUITY TRUST  GROWTH PORTFOLIO -- CLASS II
                       (FORMERLY, LEGG MASON
                       CLEARBRIDGE VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO --CLASS II)
                       ------------------------------------------------------------------------------
                       CLEARBRIDGE VARIABLE ALL CAP         Seeks long-term capital growth.
                       VALUE PORTFOLIO -- CLASS I           Current income is a secondary
                       (FORMERLY, LEGG MASON                consideration.
                       CLEARBRIDGE VARIABLE
                       FUNDAMENTAL ALL CAP VALUE
                       PORTFOLIO -- CLASS I)
                       ------------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
                                         (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
     Investments, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Investments, LLC)



---------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                    AS APPLICABLE)
                      -----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS TRUST SERIES -- The fund's investment objective is to  Massachusetts Financial Services
INSURANCE TRUST       SERVICE CLASS SHARES             seek capital appreciation.             Company
                      -----------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER DISCOVERY MID CAP    The Fund seeks capital appreciation.   OFI Global Asset Management, Inc.
ACCOUNT FUNDS         GROWTH FUND/VA -- SERVICE
                      SHARES (FORMERLY, OPPENHEIMER
                      SMALL- & MID-CAP GROWTH
                      FUND/VA -- SERVICE SHARES)
                      -----------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ -- 100(R) FUND/1/         Seeks to provide investment results    Security Investors, LLC, which
                                                       that correspond to a benchmark for     operates under the name
                                                       over-the-counter securities. The       Guggenheim Investments, serves as
                                                       portfolio's current benchmark is the   the investment adviser of the Fund
                                                       NASDAQ 100 Index(TM).
                      -----------------------------------------------------------------------------------------------------------




                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    --------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    --------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with
                    ALLOCATION FUND -- CLASS 2 SHARES/1/   income as a secondary goal. The
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    --------------------------------------------------------------------------


                                          ADVISER (AND SUB-ADVISER(S),
SUBACCOUNT INVESTING IN                          AS APPLICABLE)
---------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND --     Franklin Advisers, Inc. (subadvised
CLASS 2 SHARES                         by Templeton Investment Counsel,
                    LLC)


---------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Franklin Templeton Services, LLC
ALLOCATION FUND -- CLASS 2 SHARES/1/   (the fund's administrator)






---------------------------------------------------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during

2012 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
   GE Investment Funds, Inc.:
       Total Return Fund -- Class 1 Shares
       Total Return Fund -- Class 3 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II.
   Wells Fargo Variable Trust:
       Wells Fargo Advantage VT Omega Growth Fund -- Class 2


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee
Tables --Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. On March 27, 2013, Genworth Financial, Inc., announced that Aquiline Capital Partners and Genstar Capital have agreed to purchase GFWM and the sale is expected to close in the third quarter of 2013. After the close of the sale, GFWM will not be affiliated with us but we currently do not anticipate any change to the types of services it provides to the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate GFWM for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.


  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment

     Strategy. A contract owner, however, may not elect Asset Allocation Model
     E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

If you purchase Payment Optimizer Plus, or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent premium payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component

Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  BUILD YOUR OWN
                              ASSET ALLOCATION MODEL
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA -- Service
                              Shares (formerly, Oppenheimer
                              Main Street Small- & Mid- Cap
                              Fund(R)/VA -- Service Shares      1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA --
                              Service Shares (formerly,
                              Oppenheimer Global Securities
                              Fund/VA -- Service Shares         1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        2%      4%      5%      6%      6%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    1%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          19%     14%      9%      4%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       4%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 19, 2013



                                       PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
----------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                   1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                               Portfolio -- Service Class 2     1%      2%      3%      4%      5%
                              ----------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                 1%      2%      3%      3%      2%
----------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2      2%      4%      6%      9%     11%
----------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2      3%      8%     13%     19%     27%
                              ----------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares         2%      4%      6%     10%     17%
----------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                               Portfolio -- Service Class 2     2%      4%      6%      8%     10%
----------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small
                              Cap Fund(R)/VA (formerly,
                              Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares)                1%      4%      6%      8%      8%
----------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA
                              (formerly, Oppenheimer Global
                              Securities Fund/VA -- Service
                              Shares)                           1%      2%      3%      4%      5%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2     1%      1%      2%      2%      2%
                              ----------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                            2%      2%      3%      3%      3%
----------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                        0%      2%      3%      4%      4%
----------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                         0%      1%      1%      1%      1%
----------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                    3%      3%      3%      3%      3%
----------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                           20%     40%     60%     80%    100%
----------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                          17%     12%      8%      3%      0%
                              ----------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                     19%     14%      9%      4%      0%
----------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                     25%     17%     12%      5%      0%
----------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II      10%      8%      5%      3%      0%
----------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                      3%      3%      2%      2%      0%
----------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                       6%      6%      4%      3%      0%
----------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                       80%     60%     40%     20%      0%
----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


                     CORE ASSET CLASS                               SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                      (20% TO 80%)                                        (0% TO 20%)                      (20% TO 60%)
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --     AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                     Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B    AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares          Portfolio -- Class B                    PIMCO VIT Long-Term U.S.
BlackRock Global Allocation V.I. Fund -- Class III Shares   AllanceBernstein Small Cap Growth         Government Portfolio --
Columbia Variable Portfolio -- Marsico Growth Fund --        Portfolio -- Class B                     Administrative Class
 Class 1                                                    American Century VP Inflation             Shares
Fidelity VIP Balanced Portfolio -- Service Class 2           Protection Fund -- Class II             PIMCO VIT Low Duration
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2     BlackRock Value Opportunities V.I. Fund   Portfolio --
Fidelity VIP Equity-Income Portfolio -- Service Class 2      -- Class III Shares                      Administrative Class
Fidelity VIP Growth & Income Portfolio -- Service Class 2   Columbia Variable Portfolio -- Marsico    Shares
Franklin Templeton VIP Mutual Shares Securities Fund --      International Opportunities Fund --     PIMCO VIT Total Return
 Class 2 Shares                                              Class 2                                  Portfolio --
Franklin Templeton VIP Templeton Growth Securities          Eaton Vance VT Floating-Rate Income Fund  Administrative Class
 Fund -- Class 2 Shares                                     Federated High Income Bond Fund II --     Shares
GE Investments Funds Core Value Equity Fund --               Service Shares
 Class 1 Shares                                             Federated Kaufmann Fund II -- Service
GE Investments Funds Total Return Fund -- Class 3 Shares     Shares
GE Investments Funds U.S. Equity Fund -- Class 1 Shares     Fidelity VIP Dynamic Capital
Invesco V.I. Comstock Fund -- Series II shares (formerly,    Appreciation Portfolio -- Service
 Invesco Van Kampen V.I. Comstock Fund -- Series II          Class 2
 shares)                                                    Fidelity VIP Growth Portfolio --
Invesco V.I. Core Equity Fund -- Series I shares             Service Class 2
Invesco V.I. Equity and Income Fund -- Series II shares     Fidelity VIP Growth Opportunities
 (formerly, Invesco Van Kampen V.I. Equity and Income        Portfolio -- Service Class 2
 Fund -- Series II shares)                                  Fidelity VIP Growth Stock Portfolio --
Invesco V.I. International Growth Fund -- Series II shares   Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares            Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares           Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service         Fidelity VIP Value Strategies Portfolio
 Shares                                                      -- Service Class 2
Oppenheimer Capital Income Fund/VA (formerly,               GE Investments Funds Real Estate
 Oppenheimer Balanced Fund/VA -- Service Shares)             Securities Fund -- Class 1 Shares
Oppenheimer Global Fund/VA (formerly, Oppenheimer           GE Investments Funds Small-Cap Equity
 Global Securities Fund/VA -- Service Shares)                Fund -- Class 1 Shares
Oppenheimer Main Street Fund/VA -- Service Shares           Invesco V.I. American Franchise Fund --
                                                             Series I shares (formerly, Invesco Van
                                                             Kampen V.I. American Franchise Fund --
                                                             Series I shares)
                                                            Janus Aspen Forty Portfolio -- Service
                                                             Shares
                                                            MFS(R) Utilities Series -- Service
                                                             Class Shares
                                                            Oppenheimer Main Street Small Cap
                                                             Fund(R)/VA (formerly, Oppenheimer Main
                                                             Street Small- & Mid- Cap Fund(R)/VA --
                                                             Service Shares)
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio -- Class
                                                             II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            Wells Fargo Advantage VT Omega Growth
                                                             Fund -- Class 2


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time (and, if Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time). The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus. In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. See the "Optional Payment Plans," "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available.

All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states and markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------


The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.


For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------



We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------


The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Charge for Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Charge for Lifetime Income Plus

We charge you for expenses related to Lifetime Income Plus, if you elect this rider at the time of application. This Charge is deducted daily from the Separate Account currently at an annual rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Charge for Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISION APPLIES:

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

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THE FOLLOWING PROVISIONS APPLY TO ALL CONTRACTS:

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be

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age 81 or older at the time of application, unless we approve a different age.
Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition, partial surrenders and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the partial surrender and/or transfer was made. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not however, change the Optional Payment Plan once elected at the time of application.

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ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s); allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected the Payment Optimizer Plus, Lifetime

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Income Plus or Lifetime Income Plus 2007, you must allocate all premium payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus," provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive.

For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected the Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we

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take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel

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transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

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   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

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SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the

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Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we

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


have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.


We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);


   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund are depleted; or


   (3) at the end of the twelfth month following the Contract Date.


Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.


We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

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PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

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   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect the Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and take a partial surrender, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b)

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


contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may

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be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

If you elect Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDERS

We currently offer two Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income

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Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.


Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

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       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced
       Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that Bonus Credits are not considered "premium payments" for purposes of the contract and this rider. Therefore any applicable Bonus Credits will not be included as a premium payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

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On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.


On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR HOME OFFICE AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

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IMPORTANT NOTE.  WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT
BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Maximum Anniversary Value and Roll-Up Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY

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     OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS
     THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     1.25% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     1.25% of benefit base PLUS
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     1.25% of benefit base PLUS
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009 AND THAT HAVE NOT RESET THEIR MAXIMUM ANNIVERSARY VALUE ON OR AFTER DECEMBER 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.20% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base PLUS
                                               0.50% of value of Principal
                                               Protection Death Benefit
-----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    1.25% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    1.25% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:




Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------


The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal

Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,613      $100,000    $100,000    $106,000      $106,000     $101,613
    56           101,613              0         98,217       100,000     101,613     112,360       112,360      100,000
    57            98,217              0         94,806       100,000     101,613     119,102       119,102      100,000
    58            94,806              0         91,378       100,000     101,613     126,248       126,248      100,000
    59            91,378              0         87,925       100,000     101,613     133,823       133,823      100,000
    60            87,925              0         84,445       100,000     101,613     141,852       141,852      100,000
    61            84,445              0         80,930       100,000     101,613     150,363       150,363      100,000
    62            80,930              0         77,377       100,000     101,613     159,385       159,385      100,000
    63            77,377              0         73,778       100,000     101,613     168,948       168,948      100,000
    64            73,778              0         70,128       100,000     101,613     179,085       179,085      100,000
    65            70,128         11,000         55,389       200,000     101,613     189,830       200,000       83,431
    66            55,389         11,000         40,800       200,000     101,613     189,830       200,000       65,714
    67            40,800         11,000         26,503       200,000     101,613     189,830       200,000       46,440
    68            26,503         11,000         12,492       200,000     101,613     189,830       200,000       24,695
    69            12,492         11,000              0       200,000     101,613     189,830       200,000            0
    70                 0         11,000              0       200,000     101,613     189,830       200,000            0
    71                 0         11,000              0       200,000     101,613     189,830       200,000            0
    72                 0         11,000              0       200,000     101,613     189,830       200,000            0
    73                 0         11,000              0       200,000     101,613     189,830       200,000            0
    74                 0         11,000              0       200,000     101,613     189,830       200,000            0
    75                 0         11,000              0       200,000     101,613     189,830       200,000            0
    76                 0         11,000              0       200,000     101,613     189,830       200,000            0
    77                 0         11,000              0       200,000     101,613     189,830       200,000            0
    78                 0         11,000              0       200,000     101,613     189,830       200,000            0
    79                 0         11,000              0       200,000     101,613     189,830       200,000            0
    80                 0         11,000              0       200,000     101,613     189,830       200,000            0
    81                 0         11,000              0       200,000     101,613     189,830       200,000            0
    82                 0         11,000              0       200,000     101,613     189,830       200,000            0
    83                 0         11,000              0       200,000     101,613     189,830       200,000            0
    84                 0         11,000              0       200,000     101,613     189,830       200,000            0
    85                 0         11,000              0       200,000     101,613     189,830       200,000            0
    86                 0         11,000              0       200,000     101,613     189,830       200,000            0
    87                 0         11,000              0       200,000     101,613     189,830       200,000            0
    88                 0         11,000              0       200,000     101,613     189,830       200,000            0
    89                 0         11,000              0       200,000     101,613     189,830       200,000            0
    90                 0         11,000              0       200,000     101,613     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,415      $100,000    $100,000    $106,000      $106,000     $101,415
    56           101,415              0         97,824       100,000     101,415     112,360       112,360      100,000
    57            97,824              0         94,223       100,000     101,415     119,102       119,102      100,000
    58            94,223              0         90,607       100,000     101,415     126,248       126,248      100,000
    59            90,607              0         86,972       100,000     101,415     133,823       133,823      100,000
    60            86,972              0         83,312       100,000     101,415     141,852       141,852      100,000
    61            83,312              0         79,622       100,000     101,415     150,363       150,363      100,000
    62            79,622              0         75,896       100,000     101,415     159,385       159,385      100,000
    63            75,896              0         72,128       100,000     101,415     168,948       168,948      100,000
    64            72,128              0         68,313       100,000     101,415     179,085       179,085      100,000
    65            68,313         11,000         53,412       200,000     101,415     189,830       200,000       89,000
    66            53,412         11,000         38,686       200,000     101,415     189,830       200,000       78,000
    67            38,686         11,000         24,276       200,000     101,415     189,830       200,000       67,000
    68            24,276         11,000         10,176       200,000     101,415     189,830       200,000       56,000
    69            10,176         11,000              0       200,000     101,415     189,830       200,000       45,000
    70                 0         11,000              0       200,000     101,415     189,830       200,000       34,000
    71                 0         11,000              0       200,000     101,415     189,830       200,000       23,000
    72                 0         11,000              0       200,000     101,415     189,830       200,000       12,000
    73                 0         11,000              0       200,000     101,415     189,830       200,000        1,000
    74                 0         11,000              0       200,000     101,415     189,830       200,000            0
    75                 0         11,000              0       200,000     101,415     189,830       200,000            0
    76                 0         11,000              0       200,000     101,415     189,830       200,000            0
    77                 0         11,000              0       200,000     101,415     189,830       200,000            0
    78                 0         11,000              0       200,000     101,415     189,830       200,000            0
    79                 0         11,000              0       200,000     101,415     189,830       200,000            0
    80                 0         11,000              0       200,000     101,415     189,830       200,000            0
    81                 0         11,000              0       200,000     101,415     189,830       200,000            0
    82                 0         11,000              0       200,000     101,415     189,830       200,000            0
    83                 0         11,000              0       200,000     101,415     189,830       200,000            0
    84                 0         11,000              0       200,000     101,415     189,830       200,000            0
    85                 0         11,000              0       200,000     101,415     189,830       200,000            0
    86                 0         11,000              0       200,000     101,415     189,830       200,000            0
    87                 0         11,000              0       200,000     101,415     189,830       200,000            0
    88                 0         11,000              0       200,000     101,415     189,830       200,000            0
    89                 0         11,000              0       200,000     101,415     189,830       200,000            0
    90                 0         11,000              0       200,000     101,415     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    53           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    54           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    55           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    56           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    57           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    58           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    59           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    60           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    61           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    62           200,306              0        213,658       100,000     200,306     212,324       212,324      213,658
    63           213,658              0        227,900       100,000     213,658     226,477       226,477      227,900
    64           227,900              0        243,091       100,000     227,900     241,574       241,574      243,091
    65           243,091         14,172        245,122       200,000     243,091     257,676       257,676      245,122
    66           245,122         14,172        247,244       200,000     245,122     257,676       257,676      247,244
    67           247,244         14,172        249,535       200,000     247,244     257,676       257,676      249,535
    68           249,535         14,172        252,009       200,000     249,535     257,676       257,676      252,009
    69           252,009         14,172        254,682       200,000     252,009     257,676       257,676      254,682
    70           254,682         24,172        247,568       200,000     254,682     257,676       257,676      247,568
    71           247,568         13,622        250,565       192,235     244,794     247,672       247,672      250,565
    72           250,565         13,781        256,829       192,235     250,565     247,672       250,565      256,829
    73           256,829         14,126        263,249       192,235     256,829     247,672       256,829      263,249
    74           263,249         14,479        269,831       192,235     263,249     247,672       263,249      269,831
    75           269,831         14,841        276,576       192,235     269,831     247,672       269,831      276,576
    76           276,576         15,212        283,491       192,235     276,576     247,672       276,576      283,491
    77           283,491         15,592        290,578       192,235     283,491     247,672       283,491      290,578
    78           290,578         15,982        297,842       192,235     290,578     247,672       290,578      297,842
    79           297,842         16,381        305,289       192,235     297,842     247,672       297,842      305,289
    80           305,289         16,791        312,921       192,235     305,289     247,672       305,289      312,921
    81           312,921         17,211        320,744       192,235     312,921     247,672       312,921      320,744
    82           320,744         17,641        328,762       192,235     320,744     247,672       320,744      328,762
    83           328,762         18,082        336,981       192,235     328,762     247,672       328,762      336,981
    84           336,981         18,534        345,406       192,235     336,981     247,672       336,981      345,406
    85           345,406         18,997        354,041       192,235     345,406     247,672       345,406      354,041
    86           354,041         19,472        362,892       192,235     354,041     247,672       354,041      362,892
    87           362,892         19,959        371,964       192,235     362,892     247,672       362,892      371,964
    88           371,964         20,458        381,264       192,235     371,964     247,672       371,964      381,264
    89           381,264         20,969        390,795       192,235     381,264     247,672       381,264      390,795
    90           390,795         21,494        400,565       192,235     390,795     247,672       390,795      400,565
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    73           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    74           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    75           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    76           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    77           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    78           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    79           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    80           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    81           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    82           200,306         14,863        198,795       200,000     200,306     212,324       212,324      198,795
    83           198,795         14,863        197,104       200,000     200,306     212,324       212,324      197,104
    84           197,104         14,863        195,277       200,000     200,306     212,324       212,324      195,277
    85           195,277         14,863        193,304       200,000     200,306     212,324       212,324      193,304
    86           193,304         14,863        191,173       200,000     200,306     212,324       212,324      191,173
    87           191,173         14,863        188,872       200,000     200,306     212,324       212,324      188,872
    88           188,872         14,863        186,386       200,000     200,306     212,324       212,324      186,386
    89           186,386         14,863        183,702       200,000     200,306     212,324       212,324      183,702
    90           183,702         14,863        180,803       200,000     200,306     212,324       212,324      180,803
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $111,551      $100,000    $100,000    $106,000      $106,000     $111,551
    73           111,551              0        118,472       100,000     111,551     118,244       118,244      118,472
    74           118,472              0        125,854       100,000     118,472     125,580       125,580      125,854
    75           125,854              0        133,728       100,000     125,854     133,405       133,405      133,728
    76           133,728              0        142,127       100,000     133,728     141,752       141,752      142,127
    77           142,127              0        151,086       100,000     142,127     150,655       150,655      151,086
    78           151,086              0        160,642       100,000     151,086     160,151       160,151      160,642
    79           160,642              0        170,835       100,000     160,642     170,281       170,281      170,835
    80           170,835              0        181,708       100,000     170,835     181,086       181,086      181,708
    81           181,708              0        193,305       100,000     181,708     192,611       192,611      193,305
    82           193,305         14,343        191,332       200,000     193,305     204,904       204,904      191,332
    83           191,332         14,343        189,218       200,000     193,305     204,904       204,904      189,218
    84           189,218         14,343        187,008       200,000     193,305     204,904       204,904      187,008
    85           187,008         14,343        184,695       200,000     193,305     204,904       204,904      184,695
    86           184,695         14,343        182,271       200,000     193,305     204,904       204,904      182,271
    87           182,271         14,343        179,727       200,000     193,305     204,904       204,904      179,727
    88           179,727         14,343        177,054       200,000     193,305     204,904       204,904      177,054
    89           177,054         14,343        174,238       200,000     193,305     204,904       204,904      174,238
    90           174,238         14,343        171,197       200,000     193,305     204,904       204,904      171,197
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.


Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.


Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the

Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PREMIUM PAYMENTS. Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.


Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.


Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.


For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.


If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.




We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:




Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base PLUS
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------



We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
         Single Annuitant Contract      0.75% of benefit base
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base PLUS
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------


The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime
Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    54           101,575             --         98,139       101,575     112,360       112,360      100,000
    55            98,139             --         94,687       101,575     119,102       119,102      100,000
    56            94,687             --         91,216       101,575     126,248       126,248      100,000
    57            91,216             --         87,719       101,575     133,823       133,823      100,000
    58            87,719             --         84,191       101,575     141,852       141,852      100,000
    59            84,191             --         80,628       101,575     150,363       150,363      100,000
    60            80,628             --         77,023       101,575     159,385       159,385      100,000
    61            77,023             --         73,370       101,575     168,948       168,948      100,000
    62            73,370             --         69,664       101,575     179,085       179,085      100,000
    63            69,664             --         65,898       101,575     189,830       189,830      100,000
    64            65,898             --         62,065       101,575     201,220       201,220      100,000
    65            62,065        $11,731         46,427       101,575     213,293       213,293       79,829
    66            46,427         11,731         31,101       101,575     213,293       213,293       57,965
    67            31,101         11,731         16,081       101,575     213,293       213,293       33,516
    68            16,081         11,731          1,338       101,575     213,293       213,293        3,430
    69             1,338         11,731             --       101,575     213,293       213,293           --
    70                --         11,731             --       101,575     213,293       213,293           --
    71                --         11,731             --       101,575     213,293       213,293           --
    72                --         11,731             --       101,575     213,293       213,293           --
    73                --         11,731             --       101,575     213,293       213,293           --
    74                --         11,731             --       101,575     213,293       213,293           --
    75                --         11,731             --       101,575     213,293       213,293           --
    76                --         11,731             --       101,575     213,293       213,293           --
    77                --         11,731             --       101,575     213,293       213,293           --
    78                --         11,731             --       101,575     213,293       213,293           --
    79                --         11,731             --       101,575     213,293       213,293           --
    80                --         11,731             --       101,575     213,293       213,293           --
    81                --         11,731             --       101,575     213,293       213,293           --
    82                --         11,731             --       101,575     213,293       213,293           --
    83                --         11,731             --       101,575     213,293       213,293           --
    84                --         11,731             --       101,575     213,293       213,293           --
    85                --         11,731             --       101,575     213,293       213,293           --
    86                --         11,731             --       101,575     213,293       213,293           --
    87                --         11,731             --       101,575     213,293       213,293           --
    88                --         11,731             --       101,575     213,293       213,293           --
    89                --         11,731             --       101,575     213,293       213,293           --
    90                --         11,731             --       101,575     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,425      $100,000    $106,000      $106,000     $101,425
    54           101,425             --         97,842       101,425     112,360       112,360      100,000
    55            97,842             --         94,246       101,425     119,102       119,102      100,000
    56            94,246             --         90,633       101,425     126,248       126,248      100,000
    57            90,633             --         86,998       101,425     133,823       133,823      100,000
    58            86,998             --         83,335       101,425     141,852       141,852      100,000
    59            83,335             --         79,639       101,425     150,363       150,363      100,000
    60            79,639             --         75,903       101,425     159,385       159,385      100,000
    61            75,903             --         72,124       101,425     168,948       168,948      100,000
    62            72,124             --         68,293       101,425     179,085       179,085      100,000
    63            68,293             --         64,404       101,425     189,830       189,830      100,000
    64            64,404             --         60,450       101,425     201,220       201,220      100,000
    65            60,450        $11,731         44,712       101,425     213,293       213,293       79,216
    66            44,712         11,731         29,306       101,425     213,293       213,293       56,571
    67            29,306         11,731         14,225       101,425     213,293       213,293       31,003
    68            14,225         11,731             --       101,425     213,293       213,293           --
    69                --         11,731             --       101,425     213,293       213,293           --
    70                --         11,731             --       101,425     213,293       213,293           --
    71                --         11,731             --       101,425     213,293       213,293           --
    72                --         11,731             --       101,425     213,293       213,293           --
    73                --         11,731             --       101,425     213,293       213,293           --
    74                --         11,731             --       101,425     213,293       213,293           --
    75                --         11,731             --       101,425     213,293       213,293           --
    76                --         11,731             --       101,425     213,293       213,293           --
    77                --         11,731             --       101,425     213,293       213,293           --
    78                --         11,731             --       101,425     213,293       213,293           --
    79                --         11,731             --       101,425     213,293       213,293           --
    80                --         11,731             --       101,425     213,293       213,293           --
    81                --         11,731             --       101,425     213,293       213,293           --
    82                --         11,731             --       101,425     213,293       213,293           --
    83                --         11,731             --       101,425     213,293       213,293           --
    84                --         11,731             --       101,425     213,293       213,293           --
    85                --         11,731             --       101,425     213,293       213,293           --
    86                --         11,731             --       101,425     213,293       213,293           --
    87                --         11,731             --       101,425     213,293       213,293           --
    88                --         11,731             --       101,425     213,293       213,293           --
    89                --         11,731             --       101,425     213,293       213,293           --
    90                --         11,731             --       101,425     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    74           101,575             --         98,139       101,575     112,360       112,360      100,000
    75            98,139             --         94,687       101,575     119,102       119,102      100,000
    76            94,687             --         91,216       101,575     126,248       126,248      100,000
    77            91,216             --         87,719       101,575     133,823       133,823      100,000
    78            87,719             --         84,191       101,575     141,852       141,852      100,000
    79            84,191             --         80,628       101,575     150,363       150,363      100,000
    80            80,628             --         77,023       101,575     159,385       159,385      100,000
    81            77,023             --         73,370       101,575     168,948       168,948      100,000
    82            73,370        $12,536         57,129       101,575     179,085       179,085       82,005
    83            57,129         12,536         41,211       101,575     179,085       179,085       62,879
    84            41,211         12,536         25,613       101,575     179,085       179,085       42,216
    85            25,613         12,536         10,326       101,575     179,085       179,085       19,068
    86            10,326         12,536             --       101,575     179,085       179,085           --
    87                --         12,536             --       101,575     179,085       179,085           --
    88                --         12,536             --       101,575     179,085       179,085           --
    89                --         12,536             --       101,575     179,085       179,085           --
    90                --         12,536             --       101,575     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,175      $100,000    $106,000      $106,000     $101,175
    74           101,175             --         97,347       101,175     112,360       112,360      100,000
    75            97,347             --         93,511       101,175     119,102       119,102      100,000
    76            93,511             --         89,663       101,175     126,248       126,248      100,000
    77            89,663             --         85,797       101,175     133,823       133,823      100,000
    78            85,797             --         81,908       101,175     141,852       141,852      100,000
    79            81,908             --         77,990       101,175     150,363       150,363      100,000
    80            77,990             --         74,038       101,175     159,385       159,385      100,000
    81            74,038             --         70,045       101,175     168,948       168,948      100,000
    82            70,045        $12,536         53,520       101,175     179,085       179,085       81,022
    83            53,520         12,536         37,376       101,175     179,085       179,085       60,672
    84            37,376         12,536         21,604       101,175     179,085       179,085       38,394
    85            21,604         12,536          6,173       101,175     179,085       179,085       12,668
    86             6,173         12,536             --       101,175     179,085       179,085           --
    87                --         12,536             --       101,175     179,085       179,085           --
    88                --         12,536             --       101,175     179,085       179,085           --
    89                --         12,536             --       101,175     179,085       179,085           --
    90                --         12,536             --       101,175     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,245      $100,000    $106,000      $106,000     $106,245
    67           106,245         5,843         107,573       106,245     106,000       106,245      107,573
    68           107,573         5,917         108,918       107,573     106,000       107,573      108,918
    69           108,918         5,990         110,279       108,918     106,000       108,918      110,279
    70           110,279         6,065         111,658       110,279     106,000       110,279      111,658
    71           111,658         6,141         113,053       111,658     106,000       111,658      113,053
    72           113,053         6,218         114,467       113,053     106,000       113,053      114,467
    73           114,467         6,296         115,897       114,467     106,000       114,467      115,897
    74           115,897         6,374         117,346       115,897     106,000       115,897      117,346
    75           117,346         6,454         118,813       117,346     106,000       117,346      118,813
    76           118,813         6,535         120,298       118,813     106,000       118,813      120,298
    77           120,298         6,616         121,802       120,298     106,000       120,298      121,802
    78           121,802         6,699         123,324       121,802     106,000       121,802      123,324
    79           123,324         6,783         124,866       123,324     106,000       123,324      124,866
    80           124,866         6,868         126,427       124,866     106,000       124,866      126,427
    81           126,427         6,953         128,007       126,427     106,000       126,427      128,007
    82           128,007         7,040         129,607       128,007     106,000       128,007      129,607
    83           129,607         7,128         131,227       129,607     106,000       129,607      131,227
    84           131,227         7,217         132,868       131,227     106,000       131,227      132,868
    85           132,868         7,308         134,528       132,868     106,000       132,868      134,528
    86           134,528         7,399         136,210       134,528     106,000       134,528      136,210
    87           136,210         7,492         137,913       136,210     106,000       136,210      137,913
    88           137,913         7,585         139,637       137,913     106,000       137,913      139,637
    89           139,637         7,680         141,382       139,637     106,000       139,637      141,382
    90           141,382         7,776         143,149       141,382     106,000       141,382      143,149
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,093      $100,000    $106,000      $106,000     $106,093
    67           106,093         5,835         107,265       106,093     106,000       106,093      107,265
    68           107,265         5,900         108,449       107,265     106,000       107,265      108,449
    69           108,449         5,965         109,645       108,449     106,000       108,449      109,645
    70           109,645         6,030         110,854       109,645     106,000       109,645      110,854
    71           110,854         6,097         112,074       110,854     106,000       110,854      112,074
    72           112,074         6,164         113,308       112,074     106,000       112,074      113,308
    73           113,308         6,232         114,553       113,308     106,000       113,308      114,553
    74           114,553         6,300         115,811       114,553     106,000       114,553      115,811
    75           115,811         6,370         117,082       115,811     106,000       115,811      117,082
    76           117,082         6,440         118,366       117,082     106,000       117,082      118,366
    77           118,366         6,510         119,663       118,366     106,000       118,366      119,663
    78           119,663         6,581         120,972       119,663     106,000       119,663      120,972
    79           120,972         6,653         122,295       120,972     106,000       120,972      122,295
    80           122,295         6,726         123,631       122,295     106,000       122,295      123,631
    81           123,631         6,800         124,980       123,631     106,000       123,631      124,980
    82           124,980         6,874         126,343       124,980     106,000       124,980      126,343
    83           126,343         6,949         127,719       126,343     106,000       126,343      127,719
    84           127,719         7,025         129,109       127,719     106,000       127,719      129,109
    85           129,109         7,101         130,512       129,109     106,000       129,109      130,512
    86           130,512         7,178         131,930       130,512     106,000       130,512      131,930
    87           131,930         7,256         133,361       131,930     106,000       131,930      133,361
    88           133,361         7,335         134,807       133,361     106,000       133,361      134,807
    89           134,807         7,414         136,266       134,807     106,000       134,807      136,266
    90           136,266         7,495         137,740       136,266     106,000       136,266      137,740
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional premium payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death

Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED MATURITY DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

     MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (6) the Roll-Up Value increases until age 70;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------
    63          $105,000            --        $102,900      $100,000      $105,000      $102,900
    64           102,900            --         100,842       102,900       110,000       100,842
    65           100,842            --          98,825       102,900       115,000       100,000
    66            98,825            --          96,849       102,900       120,000       100,000
    67            96,849            --          94,912       102,900       125,000       100,000
    68            94,912            --          93,013       102,900       130,000       100,000
    69            93,013            --          91,153       102,900       135,000       100,000
    70            91,153        $8,400          80,930       102,900       140,000        90,597
    71            80,930         8,400          70,912       102,900       140,000        81,001
    72            70,912         8,400          61,093       102,900       140,000        71,210
    73            61,093         8,400          51,471       102,900       140,000        61,220
    74            51,471         8,400          42,042       102,900       140,000        51,025
    75            42,042         8,400          32,801       102,900       140,000        40,622
    76            32,801         8,400          23,745       102,900       140,000        30,007
    77            23,745         8,400          14,870       102,900       140,000        19,175
    78            14,870         8,400           6,148       102,900       140,000         8,103
    79             6,148         8,400              --       102,900       140,000            --
    80                --         8,400              --       102,900       140,000            --
    81                --         8,400              --       102,900       140,000            --
    82                --         8,400              --       102,900       140,000            --
    83                --         8,400              --       102,900       140,000            --
    84                --         8,400              --       102,900       140,000            --
    85                --         8,400              --       102,900       140,000            --
    86                --         8,400              --       102,900       140,000            --
    87                --         8,400              --       102,900       140,000            --
    88                --         8,400              --       102,900       140,000            --
    89                --         8,400              --       102,900       140,000            --
    90                --         8,400              --       102,900       140,000            --
--------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (6) the Roll-Up Value increases for 5 years;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------
    78          $105,000            --        $102,900      $100,000      $105,000      $102,900
    79           102,900            --         100,842       102,900       110,000       100,842
    80           100,842            --          98,825       102,900       115,000       100,000
    81            98,825            --          96,849       102,900       120,000       100,000
    82            96,849        $8,750          86,162       102,900       125,000        90,781
    83            86,162         8,750          75,688       102,900       125,000        81,374
    84            75,688         8,750          65,425       102,900       125,000        71,774
    85            65,425         8,750          55,366       102,900       125,000        61,979
    86            55,366         8,750          45,509       102,900       125,000        51,984
    87            45,509         8,750          35,849       102,900       125,000        41,785
    88            35,849         8,750          26,382       102,900       125,000        31,378
    89            26,382         8,750          17,104       102,900       125,000        20,759
    90            17,104         8,750           7,987       102,900       125,000         9,906
--------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the Roll-Up Value increases for 1 year;

   (7) the contract earns a net return of 8%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL                  RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -    ROLL-UP VALUE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR   END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------
    66          $105,000        $ 5,775       $107,625      $100,000      $105,000      $107,625
    67           107,625          5,919        110,316       107,625       105,000       110,316
    68           110,316          6,067        113,074       110,316       105,000       113,074
    69           113,074          6,219        115,900       113,074       105,000       115,900
    70           115,900          6,375        118,798       115,900       105,000       118,798
    71           118,798          6,534        121,768       118,798       105,000       121,768
    72           121,768          6,697        124,812       121,768       105,000       124,812
    73           124,812          6,865        127,932       124,812       105,000       127,932
    74           127,932          7,036        131,131       127,932       105,000       131,131
    75           131,131          7,212        134,409       131,131       105,000       134,409
    76           134,409          7,392        137,769       134,409       105,000       137,769
    77           137,769          7,577        141,213       137,769       105,000       141,213
    78           141,213          7,767        144,744       141,213       105,000       144,744
    79           144,744          7,961        148,362       144,744       105,000       148,362
    80           148,362          8,160        152,071       148,362       105,000       152,071
    81           152,071          8,364        155,873       152,071       105,000       155,873
    82           155,873          8,573        159,770       155,873       105,000       159,770
    83           159,770          8,787        163,764       159,770       105,000       163,764
    84           163,764          9,007        167,858       163,764       105,000       167,858
    85           167,858          9,232        172,055       167,858       105,000       172,055
    86           172,055          9,463        176,356       172,055       105,000       176,356
    87           176,356          9,700        180,765       176,356       105,000       180,765
    88           180,765          9,942        185,284       180,765       105,000       185,284
    89           185,284         10,191        189,916       185,284       105,000       189,916
    90           189,916         10,445        194,664       189,916       105,000       194,664
--------------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

PREMIUM PAYMENTS. Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PREMIUM PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. If all of the Annuitants are ages 50 through 80, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               RESTORE PROVISION               RESET PROVISION
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total premium        Value and total premium
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 80 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE

     SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial premium payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.



                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $105,000        $5,500        $97,400       $100,000     $94,500
   66        97,400         5,500         89,952        100,000      89,000
   67        89,952         5,500         82,653        100,000      83,500
   68        82,653         5,500         75,500        100,000      78,000
   69        75,500         5,500         68,490        100,000      72,500
   70        68,490         5,500         61,620        100,000      67,000
   71        61,620         5,500         54,888        100,000      61,500
   72        54,888         5,500         48,290        100,000      56,000
   73        48,290         5,500         41,824        100,000      50,500
   74        41,824         5,500         35,488        100,000      45,000
   75        35,488         5,500         29,278        100,000      39,500
   76        29,278         5,500         23,192        100,000      34,000
   77        23,192         5,500         17,229        100,000      28,500
   78        17,229         5,500         11,384        100,000      23,000
   79        11,384         5,500          5,631        100,000      17,500
   80         5,631         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets the Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $105,000        $ 5,500       $107,900      $100,000     $94,500
   66       107,900          5,935        110,598       107,900      88,566
   67       110,598          6,083        113,362       110,598      82,483
   68       113,362          6,235        116,196       113,362      76,248
   69       116,196          6,391        119,101       116,196      69,857
   70       119,101          6,551        122,079       119,101      63,306
   71       122,079          6,714        125,131       122,079      56,592
   72       125,131          6,882        128,259       125,131      49,710
   73       128,259          7,054        131,466       128,259      42,656
   74       131,466          7,231        134,752       131,466      35,425
   75       134,752          7,411        138,121       134,752      28,014
   76       138,121          7,597        141,574       138,121      20,417
   77       141,574          7,787        145,114       141,574      12,630
   78       145,114          7,981        148,741       145,114       4,649
   79       148,741          8,181        152,460       148,741           0
   80       152,460          8,385        156,271       152,460           0
   81       156,271          8,595        160,178       156,271           0
   82       160,178          8,810        164,183       160,178           0
   83       164,183          9,030        168,287       164,183           0
   84       168,287          9,256        172,494       168,287           0
   85       172,494          9,487        176,807       172,494           0
   86       176,807          9,724        181,227       176,807           0
   87       181,227          9,967        185,758       181,227           0
   88       185,758         10,217        190,401       185,758           0
   89       190,401         10,472        195,162       190,401           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      WITHDRAWALS                     WITHDRAWAL     WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -      LIMIT -        BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    BEFORE WITHDRAWAL END OF YEAR END OF YEAR
--------------------------------------------------------------------------------------------
65      $105,000        $7,000        $106,400          $ 5,500       $ 93,000     $93,000
66       106,400         7,000         107,912            5,852         99,400      86,000
67       107,912         7,000         109,545            5,935        100,912      79,000
68       109,545         7,000         111,309            6,025        102,545      72,000
69       111,309         7,000         113,213            6,122        104,309      65,000
70       113,213         7,000         115,270            6,227        106,213      58,000
71       115,270         7,000         117,492            6,340        108,270      51,000
72       117,492         7,000         119,891            6,462        110,492      44,000
73       119,891         7,000         122,483            6,594        112,891      37,000
74       122,483         7,000         125,281            6,737        115,483      30,000
75       125,281         7,000         128,304            6,890        118,281      23,000
76       128,304         7,000         131,568            7,057        121,304      16,000
77       131,568         7,000         135,093            7,236        124,568       9,000
78       135,093         7,000         138,901            7,430        128,093       2,000
79       138,901         7,000         143,013            7,640        131,901           0
80       143,013         7,000         147,454            7,866        136,013           0
81       147,454         7,000         152,250            8,110        140,454           0
82       152,250         7,000         157,430            8,374        145,250           0
83       157,430         7,000         163,025            8,659        150,430           0
84       163,025         7,000         169,067            8,966        156,025           0
85       169,067         7,000         175,592            9,299        162,067           0
86       175,592         7,000         182,639            9,658        168,592           0
87       182,639         7,000         190,251           10,045        175,639           0
88       190,251         7,000         198,471           10,464        183,251           0
89       198,471         7,000         207,348           10,916        191,471           0
--------------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus and Lifetime Income Plus 2007, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION FOR THE APPLICABLE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER OPTION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds --Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE FOLLOWING PROVISIONS APPLY:

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provisions, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner who is not also an Annuitant dies prior to the Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of the Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application. You may elect the Annual Step-Up Death Benefit Rider with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. You may not elect any of the other optional death benefit riders with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders taken pursuant to the terms of Lifetime Income Plus or Lifetime Income Plus 2007) will reduce the death benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and
(b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date PLUS premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, PLUS premium payments made during the current Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Partial surrenders may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) MINUS (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  . Once you purchase the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

THE EARNINGS PROTECTOR AND GREATER OF ANNUAL STEP-UP AND 5% ROLLUP DEATH BENEFIT RIDER OPTION

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option PLUS the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; PLUS

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF DEATH BENEFIT RIDER OPTIONS WHEN CONTRACT ASSIGNED OR SOLD

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each

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designated beneficiary may elect one of the Payment Choices below or have the default Payment Choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).


We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.


PAYMENT CHOICES: The designated beneficiary may elect the form in which the proceeds will be paid from the following Payment Choices (and if no election is made, the default Payment Choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to Payment Choice (2).

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

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  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

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DISTRIBUTION RULES

When Death Occurs Before the Maturity Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was also an Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

DEATH OF OWNER AND/OR ANNUITANT

THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, UNLESS NOTED OTHERWISE.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

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BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, BUT PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS
FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

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If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and


   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.


We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.


For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the increase factor is equal to the lesser of:


   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an

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extra feature to our Basic Death Benefit and, if applicable, the Optional
Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

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DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's

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estate may receive the remaining Contract Value. The recipient may take the
Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

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If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you elect to take income payments pursuant to Payment Optimizer Plus. If Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Payment Optimizer Plus" sections of this provision.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (ii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iii) if Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

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A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. Unless you have elected Payment Optimizer Plus, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

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OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or Payment Optimizer Plus:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

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VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED INCOME ADVANTAGE

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Maturity Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

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Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Maturity Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Maturity Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below.

After such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you.

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Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments
are Calculated

INITIAL INCOME
PAYMENT. The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b) multiplied by
(c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

SUBSEQUENT INCOME PAYMENTS. Subsequent income payments are determined by Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor MINUS 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE INCOME START DATE AND MATURITY DATE. For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS ON OR AFTER INCOME START DATE AND BEFORE MATURITY DATE. If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:


      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;


      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund; and


      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). Any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of
Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership


On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (6) the owner makes scheduled transfers of $840 at the first of every month (for a total of $10,080 per year) for 10 years; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF              VALUE OF  GUARANTEED
       VALUE OF              VALUE OF       GIS                   GIS      MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
------------------------------------------------------------------------------------
  1    $100,800    $10,080   $100,781     $      0    $10,080   $ 10,351   $ 1,004
  2     100,781     10,080     95,469       10,351     10,080     21,219     2,008
  3      95,469     10,080     89,892       21,219     10,080     32,631     3,012
  4      89,892     10,080     84,035       32,631     10,080     44,614     4,016
  5      84,035     10,080     77,886       44,614     10,080     57,196     5,020
  6      77,886     10,080     71,429       57,196     10,080     70,406     6,024
  7      71,429     10,080     64,650       70,406     10,080     84,278     7,029
  8      64,650     10,080     57,531       84,278     10,080     98,842     8,033
  9      57,531     10,080     50,057       98,842     10,080    114,136     9,037
 10      50,057     10,080     42,209      114,136     10,080    130,193    10,041
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $ 9,977    $10,041   $10,041     $64
                  12    10,121     10,041    10,121       0
                  13    10,268     10,041    10,268       0
                  14    10,417     10,041    10,417       0
                  15    10,568     10,041    10,568       0
                  16    10,721     10,041    10,721       0
                  17    10,876     10,041    10,876       0
                  18    11,034     10,041    11,034       0
                  19    11,194     10,041    11,194       0
                  20    11,356     10,041    11,356       0
                 ----------------------------------------------

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (6) the owner transfers the entire $100,800 ($96,000 + $4,800) into the GIS Subaccount at the beginning of year 1; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          VALUE OF              VALUE OF  GUARANTEED
       VALUE OF              VALUE OF       GIS                   GIS      MINIMUM
     SUBACCOUNTS  SCHEDULED SUBACCOUNTS  SUBACCOUNT  SCHEDULED SUBACCOUNT   ANNUAL
     AT BEGINNING TRANSFERS   AT END    AT BEGINNING TRANSFERS   AT END    PAYMENT
YEAR   OF YEAR      MADE      OF YEAR     OF YEAR      MADE     OF YEAR    ACCRUED
------------------------------------------------------------------------------------
  1    $100,800   $100,800      $0        $      0   $100,800   $111,132   $10,543
  2           0          0       0         111,132          0    116,689    10,543
  3           0          0       0         116,689          0    122,523    10,543
  4           0          0       0         122,523          0    128,649    10,543
  5           0          0       0         128,649          0    135,082    10,543
  6           0          0       0         135,082          0    141,836    10,543
  7           0          0       0         141,836          0    148,928    10,543
  8           0          0       0         148,928          0    156,374    10,543
  9           0          0       0         156,374          0    164,193    10,543
 10           0          0       0         164,193          0    172,402    10,543
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     ADJUSTMENT
                      CALCULATED GUARANTEED PAYMENT   ACCOUNT
                 YEAR  PAYMENT    PAYMENT   TO OWNER  BALANCE
                 ----------------------------------------------
                  11   $13,211    $10,543   $13,211      $0
                  12    13,403     10,543    13,403       0
                  13    13,597     10,543    13,597       0
                  14    13,794     10,543    13,794       0
                  15    13,994     10,543    13,994       0
                  16    14,197     10,543    14,197       0
                  17    14,402     10,543    14,402       0
                  18    14,611     10,543    14,611       0
                  19    14,823     10,543    14,823       0
                  20    15,038     10,543    15,038       0
                 ----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

PAYMENT OPTIMIZER PLUS

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Maturity Date and receive the commuted value of your income payments, MINUS a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging Program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts" and "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PREMIUM PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares (formerly, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares);


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or


       Oppenheimer Variable Account Funds -- Oppenheimer Capital Income Fund/VA -- Service Shares (formerly, Oppenheimer Balanced Fund/VA -- Service Shares);


       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.


If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund.


WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PREMIUM PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE. If all of the Annuitants are ages 50 through 80, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 80, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you to our Home Office of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

Monthly Income

The Maturity Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider change, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Maturity Date and the contract will terminate on the Maturity Date.

SUBSEQUENT MONTHLY INCOME. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Maturity Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Maturity Date, you may request to terminate your contract and this rider. If the free look period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) MINUS (ii) MINUS (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) MINUS (ii) MINUS (iii) PLUS (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value: If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or partial withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the benefit base is reset on each contract anniversary;

   (7) the Maturity Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

 (10)  there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.

                                                               ADDITIONAL
                      MONTHLY                                    DEATH
               ANNUAL  LEVEL  GUARANTEED          ADJUSTMENT   PROCEEDS -
       ANNUITY INCOME INCOME   PAYMENT   MONTHLY    ACCOUNT    BEGINNING
        YEAR   AMOUNT AMOUNT    FLOOR    INCOME  (END OF YEAR)  OF YEAR
       ------------------------------------------------------------------
          1    $6,843  $570      $613     $613      $  507      $105,000
          2     6,580   548       613      613       1,277        97,650
          3     6,327   527       613      613       2,301        90,300
          4     6,083   507       613      613       3,568        82,950
          5     5,849   487       613      613       5,068        75,600
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $105,000 x .06517 = $6,843). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $570 ($6,843 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($105,000 x .07) / 12 = $613). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $613 and $570. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 8%;

   (6) the benefit base is reset on the first contract anniversary;

   (7) the Contract Value at the end of the first contract year is $113,400;

   (8) the Maturity Date is the first contract anniversary;

   (9) the guaranteed payment floor percentage is 7%; and

 (10)  there is no premium tax.

                                                      INCOME
                                                    BASE, LESS
                                                    COMMUTATION
                                                      CHARGE,
            ANNUAL MONTHLY COMMUTATION ADJUSTMENT  LESS MONTHLY  COMMUTATION
    ANNUITY INCOME INCOME    BASE -     ACCOUNT -  INCOME PAID -   VALUE -
     YEAR   AMOUNT  PAID   END OF YEAR END OF YEAR  END OF YEAR  END OF YEAR
    ------------------------------------------------------------------------
       1    $7,146 $7,938   $114,754     $  792       $97,462      $97,462
       2     7,421  7,938    115,919      1,308        90,524       90,524
       3     7,707  7,938    116,869      1,539        83,586       83,586
       4     8,003  7,938    117,575      1,474        76,648       76,648
       5     8,311  7,938    118,006      1,101        69,710       69,710
       6     8,631  7,938    118,125        409        62,772       62,772
       7     8,963  8,554    117,895          0        55,218       55,218
    ------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($113,400 - $7,146) x 1.08 = $114,754). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($113,400 - 8% x $100,000 - $7,938 = $97,462) and
(ii) the commutation base, less the commutation charge, less the value of the adjustment account ($114,754 - 8% x $100,000 - $0 = $106,754). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($114,754 - $7,421) x 1.08 = $115,919).

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are subject to tax as partial withdrawals.

Distributions received before the Maturity Date pursuant to Guaranteed Income Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage" section of the prospectus.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

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PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not

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permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10%

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     IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible

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for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any

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payment from your Qualified Contract that is includible in your income. The
Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to

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which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our

Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2012, 2011 and 2010, $51.2 million, $49.5 million and $59.7 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

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



RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 2003, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                             PREMIUM CONTRACT     BASIC
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $20,000 $20,000     $20,000
                     3/31/17          20,000      20,000
                     3/31/18          14,000      20,000
                     --------------------------------------

If a partial surrender of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial surrender ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

END OF ANNUITANT'S CONTRACT     DEATH
 YEAR      AGE      VALUE   BENEFIT AMOUNT
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% ROLLUP DEATH BENEFIT RIDER OPTION

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                                  PARTIAL
              END OF ANNUITANT'S WITHDRAWAL CONTRACT   5% ROLLUP
               YEAR      AGE       AMOUNT    VALUE   DEATH BENEFIT
              ----------------------------------------------------
                 0       70        $    0   $100,000   $100,000
                 1       71         5,000     95,000    100,000
                 2       72         5,000     90,000    100,000
                 3       73         5,000     85,000    100,000
                 4       74         5,000     80,000    100,000
                 5       75         5,000     75,000    100,000
                 6       76         5,000     70,000    100,000
                 7       77         5,000     65,000    100,000
                 8       78         5,000     60,000    100,000
                 9       79         5,000     55,000    100,000
                10       80         5,000     50,000    100,000
                11       81         5,000     45,000    100,000
                12       82         5,000     40,000    100,000
                13       83         5,000     35,000    100,000
                14       84         5,000     30,000    100,000
                15       85         5,000     25,000    100,000
                16       86         5,000     20,000    100,000
                17       87         5,000     15,000     95,000
                18       88         5,000     10,000     90,000
                19       89         5,000      5,000     85,000
                20       90         5,000          0          0
              ----------------------------------------------------

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender, including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                                5% ROLLUP    5% ROLLUP
                                              DEATH BENEFIT    DEATH
                                                 OPTION       BENEFIT
                                               BEFORE ANY   OPTION AFTER
                 PURCHASE  PARTIAL   CONTRACT    PARTIAL    THE PARTIAL
         DATE    PAYMENT  WITHDRAWAL  VALUE    WITHDRAWALS  WITHDRAWALS
       -----------------------------------------------------------------
       3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
       3/31/2017                 0    20,000      14,775       14,775
       3/31/2018             7,000    14,000      15,513        7,785
       -----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

EARNINGS PROTECTOR DEATH BENEFIT RIDER OPTION

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

                 PREMIUM  CONTRACT           DEATH   EARNINGS PROTECTOR
          DATE   PAYMENT   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         --------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE STATE MODIFICATIONS AND PRIOR TO MAY 1, 2003, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             PREMIUM CONTRACT     BASIC
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $50,000 $ 50,000   $ 50,000
                     3/31/17           50,000     50,000
                     3/31/18           35,000     50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

THE FOLLOWING EXAMPLES ARE FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT  UNADJUSTED
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             PREMIUM CONTRACT  UNADJUSTED
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $50,000 $ 50,000   $ 50,000
                     3/31/17           50,000     50,000
                     3/31/18           35,000     50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                          CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE   PREMIUM   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         -------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

          The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



  GUARANTEED INCOME ADVANTAGE OR PAYMENT OPTIMIZER PLUS (FOR SINGLE ANNUITANT
                              CONTRACTS) ELECTED


                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 9.54            $10.64            --     2012
                                                                                 9.74              9.54            --     2011
                                                                                 9.08              9.74            --     2010
                                                                                 7.22              9.08            --     2009
                                                                                10.56              7.22            --     2008
                                                                                 9.97             10.56            --     2007
                                                                                10.00              9.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 8.77            $ 9.90        26,596     2012
                                                                                 9.63              8.77        19,721     2011
                                                                                 8.73              9.63        19,809     2010
                                                                                 6.61              8.73        34,148     2009
                                                                                11.34              6.61        39,913     2008
                                                                                10.12             11.34        35,165     2007
                                                                                10.00             10.12            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.61            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.86            $10.95            --     2012
                                                                                10.75              9.86            --     2011
                                                                                 9.18             10.75            --     2010
                                                                                 5.66              9.18            --     2009
                                                                                11.35              5.66            --     2008
                                                                                 9.93             11.35            --     2007
                                                                                10.00              9.93            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.23            $ 9.59            --     2012
                                                                                 8.59              8.23            --     2011
                                                                                 7.58              8.59            --     2010
                                                                                 6.02              7.58            --     2009
                                                                                 9.58              6.02            --     2008
                                                                                10.01              9.58        34,068     2007
                                                                                10.00             10.01            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.37            $10.31         9,334     2012
                                                                                 9.69              9.37         9,779     2011
                                                                                 8.83              9.69        11,459     2010
                                                                                 7.36              8.83        10,682     2009
                                                                                 9.72              7.36        10,855     2008
                                                                                10.00              9.72         9,173     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.70            $ 7.73            --     2012
                                                                                 7.08              6.70            --     2011
                                                                                 6.76              7.08            --     2010
                                                                                 4.67              6.76            --     2009
                                                                                 9.92              4.67            --     2008
                                                                                 9.99              9.92            --     2007
                                                                                10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.70            $ 9.66        40,580     2012
                                                                            9.16              8.70        43,674     2011
                                                                            8.48              9.16        63,602     2010
                                                                            6.95              8.48        67,217     2009
                                                                           10.17              6.95        72,635     2008
                                                                           10.00             10.17        14,956     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $ 7.86            $ 8.71            --     2012
                                                                           10.47              7.86            --     2011
                                                                            9.01             10.47            --     2010
                                                                            6.01              9.01            --     2009
                                                                           11.68              6.01            --     2008
                                                                            9.95             11.68            --     2007
                                                                           10.00              9.95            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 8.08            $ 9.28            --     2012
                                                                            7.77              8.08            --     2011
                                                                            7.04              7.77            --     2010
                                                                            5.97              7.04            --     2009
                                                                           10.27              5.97            --     2008
                                                                           10.00             10.27            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 5.08            $ 5.68        78,778     2012
                                                                            6.44              5.08        67,434     2011
                                                                            6.30              6.44        59,312     2010
                                                                            4.79              6.30        62,824     2009
                                                                           10.46              4.79        73,138     2008
                                                                           10.12             10.46        88,687     2007
                                                                           10.00             10.12            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 8.87            $10.14            --     2012
                                                                            9.41              8.87            --     2011
                                                                            8.74              9.41            --     2010
                                                                            6.51              8.74            --     2009
                                                                           11.04              6.51            --     2008
                                                                            9.93             11.04            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $11.33            $12.73            --     2012
                                                                           11.10             11.33            --     2011
                                                                            8.30             11.10            --     2010
                                                                            5.99              8.30            --     2009
                                                                           11.25              5.99            --     2008
                                                                           10.11             11.25            --     2007
                                                                           10.00             10.11            --     2006
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $12.50            $13.14        32,843     2012
                                                                           11.42             12.50        34,637     2011
                                                                           11.09             11.42        41,278     2010
                                                                           10.27             11.09        71,000     2009
                                                                           10.66             10.27        66,445     2008
                                                                            9.93             10.66            --     2007
                                                                           10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                              $ 8.27            $ 9.22             --    2012
                                                                                    8.69              8.27             --    2011
                                                                                    7.88              8.69             --    2010
                                                                                    6.15              7.88             --    2009
                                                                                    9.95              6.15             --    2008
                                                                                   10.01              9.95             --    2007
                                                                                   10.00             10.01             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                        $10.84            $11.67        164,750    2012
                                                                                   11.48             10.84        186,345    2011
                                                                                   10.68             11.48        206,958    2010
                                                                                    9.02             10.68        219,347    2009
                                                                                   11.46              9.02        224,018    2008
                                                                                   10.02             11.46        128,891    2007
                                                                                   10.00             10.02          4,846    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $ 8.53            $ 9.59             --    2012
                                                                                    8.51              8.53             --    2011
                                                                                    7.55              8.51             --    2010
                                                                                    6.09              7.55             --    2009
                                                                                   10.51              6.09             --    2008
                                                                                    9.93             10.51             --    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                      $ 8.60            $ 9.54             --    2012
                                                                                    9.01              8.60             --    2011
                                                                                    7.17              9.01             --    2010
                                                                                    5.72              7.17             --    2009
                                                                                    9.76              5.72             --    2008
                                                                                   10.08              9.76             --    2007
                                                                                   10.00             10.08             --    2006
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $ 9.65            $10.61             --    2012
                                                                                   10.12              9.65             --    2011
                                                                                    8.50             10.12            830    2010
                                                                                    6.85              8.50            830    2009
                                                                                   11.55              6.85            830    2008
                                                                                   10.04             11.55             28    2007
                                                                                   10.00             10.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $ 7.47            $ 8.61         20,580    2012
   -- Class 2                                                                       9.10              7.47         22,911    2011
                                                                                    8.17              9.10         22,837    2010
                                                                                    6.05              8.17         26,041    2009
                                                                                   11.98              6.05         31,177    2008
                                                                                   10.22             11.98         33,593    2007
                                                                                   10.00             10.22             --    2006
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $10.80            $11.35         22,990    2012
                                                                                   10.75             10.80             --    2011
                                                                                   10.06             10.75             --    2010
                                                                                    7.11             10.06         19,867    2009
                                                                                    9.97              7.11         23,713    2008
                                                                                   10.02              9.97         26,766    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $12.62            $14.13             --    2012
                                                                         12.28             12.62             --    2011
                                                                         10.96             12.28             --    2010
                                                                          7.34             10.96             --    2009
                                                                         10.14              7.34             --    2008
                                                                         10.03             10.14             --    2007
                                                                         10.00             10.03             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.32            $ 9.53             --    2012
                                                                          9.82              8.32         31,170    2011
                                                                          8.51              9.82         30,145    2010
                                                                          6.73              8.51         24,565    2009
                                                                         11.83              6.73         27,272    2008
                                                                         10.01             11.83            146    2007
                                                                         10.00             10.01             --    2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.09            $11.34         22,581    2012
                                                                         10.71             10.09         39,990    2011
                                                                          9.28             10.71         39,191    2010
                                                                          6.85              9.28         49,899    2009
                                                                         10.62              6.85         51,815    2008
                                                                          9.97             10.62         49,186    2007
                                                                         10.00              9.97            214    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.30            $10.58        107,310    2012
                                                                          9.76              9.30             --    2011
                                                                          8.53              9.76            773    2010
                                                                          6.43              8.53            950    2009
                                                                         11.45              6.43          1,070    2008
                                                                          9.96             11.45         29,847    2007
                                                                         10.00              9.96             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.80            $10.54             --    2012
                                                                          9.24              8.80             --    2011
                                                                          7.99              9.24             --    2010
                                                                          6.01              7.99             --    2009
                                                                         10.46              6.01             --    2008
                                                                         10.01             10.46             --    2007
                                                                         10.00             10.01             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.86            $ 9.01         58,053    2012
                                                                          7.97              7.86             --    2011
                                                                          7.08              7.97             --    2010
                                                                          5.56              7.08             --    2009
                                                                          9.93              5.56             --    2008
                                                                         10.02              9.93         26,587    2007
                                                                         10.00             10.02             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.60            $ 9.96             --    2012
                                                                          8.66              8.60             --    2011
                                                                          7.72              8.66             --    2010
                                                                          6.20              7.72             --    2009
                                                                         10.90              6.20             --    2008
                                                                          9.95             10.90             --    2007
                                                                         10.00              9.95             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.67         16,395    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.41            $10.55             --    2012
                                                                                    9.61              9.41             --    2011
                                                                                    7.92              9.61             --    2010
                                                                                    6.32              7.92             --    2009
                                                                                   12.25              6.32             --    2008
                                                                                    9.87             12.25             --    2007
                                                                                   10.00              9.87             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.82         24,203    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.90            $12.31         63,411    2012
                                                                                   11.35             11.90             --    2011
                                                                                   10.77             11.35             --    2010
                                                                                    9.52             10.77             --    2009
                                                                                   10.07              9.52             --    2008
                                                                                   10.00             10.07         26,590    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.00            $11.22         47,002    2012
                                                                                   11.45             10.00             --    2011
                                                                                    9.09             11.45            808    2010
                                                                                    6.64              9.09            808    2009
                                                                                   11.23              6.64            808    2008
                                                                                    9.94             11.23         11,910    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.36            $10.40             --    2012
                                                                                    9.38              8.36             --    2011
                                                                                    7.58              9.38             --    2010
                                                                                    4.92              7.58             --    2009
                                                                                   10.32              4.92             --    2008
                                                                                    9.99             10.32             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.32            $11.38        237,323    2012
                                                                                   10.29             10.32        270,047    2011
                                                                                    9.32             10.29        305,886    2010
                                                                                    7.02              9.32        346,917    2009
                                                                                   10.18              7.02        365,530    2008
                                                                                   10.02             10.18        293,228    2007
                                                                                   10.00             10.02         14,285    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.26            $ 9.33         79,084    2012
                                                                                    8.57              8.26         83,957    2011
                                                                                    7.93              8.57        112,906    2010
                                                                                    6.22              7.93        117,114    2009
                                                                                    9.90              6.22        118,934    2008
                                                                                   10.00              9.90          8,092    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.14            $ 9.11             --    2012
                                                                                    8.40              8.14         32,305    2011
                                                                                    7.71              8.40         33,937    2010
                                                                                    6.25              7.71         64,703    2009
                                                                                   10.14              6.25         69,327    2008
                                                                                   10.00             10.14             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 6.99            $ 8.29            --     2012
                                                               7.67              6.99            --     2011
                                                               7.29              7.67            --     2010
                                                               5.68              7.29            --     2009
                                                              10.05              5.68            --     2008
                                                              10.03             10.05            --     2007
                                                              10.00             10.03            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 9.15            $10.16            --     2012
                                                               9.49              9.15            --     2011
                                                               8.68              9.49            --     2010
                                                               7.07              8.68            --     2009
                                                              10.76              7.07            --     2008
                                                               9.98             10.76            --     2007
                                                              10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.13            $11.52            --     2012
                                                              10.60             11.13            --     2011
                                                              10.06             10.60            --     2010
                                                               9.52             10.06            --     2009
                                                              10.24              9.52            --     2008
                                                               9.98             10.24            --     2007
                                                              10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.30            $11.02            --     2012
                                                               9.45              9.30            --     2011
                                                               8.65              9.45            --     2010
                                                               6.36              8.65            --     2009
                                                              10.26              6.36            --     2008
                                                               9.94             10.26            --     2007
                                                              10.00              9.94            --     2006
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 9.50            $10.86         8,148     2012
                                                               8.82              9.50         9,410     2011
                                                               6.99              8.82        11,589     2010
                                                               5.25              6.99        15,103     2009
                                                               8.39              5.25        18,304     2008
                                                              10.06              8.39           163     2007
                                                              10.00             10.06            --     2006
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.72            $ 9.89            --     2012
                                                               8.76              8.72            --     2011
                                                               7.78              8.76            --     2010
                                                               6.29              7.78            --     2009
                                                              10.26              6.29            --     2008
                                                               9.97             10.26        19,310     2007
                                                              10.00              9.97            --     2006
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 9.94            $11.15            --     2012
                                                               9.84              9.94            --     2011
                                                               7.88              9.84            --     2010
                                                               6.15              7.88            --     2009
                                                              10.06              6.15            --     2008
                                                              10.03             10.06            --     2007
                                                              10.00             10.03            --     2006
------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                              $ 9.07            $ 9.97       1,343,654   2012
                                                                                    9.56              9.07       1,401,335   2011
                                                                                    8.92              9.56       1,459,920   2010
                                                                                    7.56              8.92       1,516,124   2009
                                                                                   10.92              7.56       1,514,694   2008
                                                                                    9.99             10.92         949,257   2007
                                                                                   10.00              9.99           6,447   2006
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                               $ 8.74            $ 9.91              --   2012
                                                                                    9.19              8.74              --   2011
                                                                                    8.50              9.19              --   2010
                                                                                    6.60              8.50              --   2009
                                                                                   10.53              6.60              --   2008
                                                                                    9.96             10.53              --   2007
                                                                                   10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.92              --   2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.43            $12.70          19,752   2012
                                                                                   11.52             11.43          34,862   2011
                                                                                   10.88             11.52          46,315   2010
                                                                                    8.84             10.88          28,634   2009
                                                                                   10.75              8.84          29,664   2008
                                                                                    9.96             10.75          24,907   2007
                                                                                   10.00              9.96              --   2006
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $ 9.83            $11.93          22,058   2012
                                                                                   10.79              9.83          17,544   2011
                                                                                   10.34             10.79          17,575   2010
                                                                                    7.23             10.34          58,054   2009
                                                                                   13.26              7.23          72,505   2008
                                                                                    9.91             13.26          25,349   2007
                                                                                   10.00              9.91              --   2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.14            $10.61              --   2012
                                                                                    9.14              9.14              --   2011
                                                                                    7.48              9.14              --   2010
                                                                                    5.69              7.48              --   2009
                                                                                    9.78              5.69              --   2008
                                                                                    9.95              9.78              --   2007
                                                                                   10.00              9.95              --   2006
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class         $ 8.83            $ 9.87           2,253   2012
   II                                                                               8.37              8.83           2,532   2011
                                                                                    7.62              8.37           2,879   2010
                                                                                    6.35              7.62           3,101   2009
                                                                                    9.96              6.35           3,323   2008
                                                                                   10.00              9.96           3,096   2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 7.82            $ 8.80              --   2012
   Class I                                                                          8.51              7.82              --   2011
                                                                                    7.45              8.51             970   2010
                                                                                    5.88              7.45             970   2009
                                                                                    9.46              5.88             970   2008
                                                                                   10.00              9.46              35   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 9.80            $11.21            --     2012
                                                                         9.97              9.80            --     2011
                                                                         9.08              9.97            --     2010
                                                                         6.66              9.08            --     2009
                                                                        10.79              6.66            --     2008
                                                                         9.93             10.79            --     2007
                                                                        10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $ 9.02            $10.50            --     2012
                                                                         9.44              9.02            --     2011
                                                                         8.69              9.44            --     2010
                                                                         7.01              8.69            --     2009
                                                                        10.72              7.01            --     2008
                                                                         9.95             10.72            --     2007
                                                                        10.00              9.95            --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $ 9.53            $10.35        32,988     2012
                                                                         9.58              9.53        35,171     2011
                                                                         8.92              9.58        54,055     2010
                                                                         7.73              8.92        49,052     2009
                                                                        10.16              7.73        50,570     2008
                                                                         9.98             10.16        22,092     2007
                                                                        10.00              9.98            --     2006
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $11.41            $12.66            --     2012
                                                                        10.94             11.41            --     2011
                                                                         9.84             10.94            --     2010
                                                                         7.56              9.84            --     2009
                                                                        12.41              7.56            --     2008
                                                                         9.94             12.41            --     2007
                                                                        10.00              9.94            --     2006
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $ 7.21            $ 7.92        32,070     2012
                                                                         7.33              7.21        34,051     2011
                                                                         6.64              7.33        35,762     2010
                                                                         5.58              6.64        24,585     2009
                                                                        10.10              5.58        24,718     2008
                                                                         9.97             10.10        15,438     2007
                                                                        10.00              9.97         6,330     2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $ 8.57            $ 9.56            --     2012
                                                                         8.88              8.57            --     2011
                                                                         8.30              8.88            --     2010
                                                                         5.88              8.30            --     2009
                                                                        11.05              5.88            --     2008
                                                                         9.91             11.05            --     2007
                                                                        10.00              9.91            --     2006
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              $ 8.42            $ 9.98        26,457     2012
                                                                         9.40              8.42        30,757     2011
                                                                         8.29              9.40        30,269     2010
                                                                         6.08              8.29        35,841     2009
                                                                        10.40              6.08        43,623     2008
                                                                        10.01             10.40            --     2007
                                                                        10.00             10.01            --     2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.50            $ 9.71         54,029    2012
                                                                                  8.71              8.50        123,357    2011
                                                                                  7.67              8.71        131,051    2010
                                                                                  6.12              7.67         90,328    2009
                                                                                 10.18              6.12        100,666    2008
                                                                                  9.98             10.18             --    2007
                                                                                 10.00              9.98             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.09            $10.48         50,768    2012
                                                                                  9.51              9.09         57,283    2011
                                                                                  7.89              9.51         60,712    2010
                                                                                  5.89              7.89         13,736    2009
                                                                                  9.69              5.89         16,299    2008
                                                                                 10.04              9.69         20,444    2007
                                                                                 10.00             10.04             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.20            $ 9.33             --    2012
                                                                                  8.30              8.20             --    2011
                                                                                  6.67              8.30             --    2010
                                                                                  5.15              6.67             --    2009
                                                                                 10.34              5.15             --    2008
                                                                                  9.96             10.34             --    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.44            $12.86             --    2012
                                                                                 11.45             11.44             --    2011
                                                                                 10.35             11.45             --    2010
                                                                                  8.70             10.35             --    2009
                                                                                 10.56              8.70             --    2008
                                                                                  9.97             10.56             --    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.88            $13.30         13,101    2012
                                                                                 11.74             11.88         22,027    2011
                                                                                 10.47             11.74         24,166    2010
                                                                                  7.62             10.47         19,098    2009
                                                                                 10.17              7.62         23,779    2008
                                                                                 10.03             10.17             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $15.64            $16.00             --    2012
                                                                                 12.49             15.64             --    2011
                                                                                 11.43             12.49            381    2010
                                                                                 12.20             11.43         17,303    2009
                                                                                 10.62             12.20         14,578    2008
                                                                                  9.88             10.62         25,429    2007
                                                                                 10.00              9.88             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.62            $12.05         86,518    2012
                                                                                 11.73             11.62         89,379    2011
                                                                                 11.38             11.73         96,316    2010
                                                                                 10.25             11.38        138,738    2009
                                                                                 10.51             10.25        134,752    2008
                                                                                  9.99             10.51        152,847    2007
                                                                                 10.00              9.99             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.07            $14.03        55,732     2012
                                                                 12.88             13.07        66,550     2011
                                                                 12.16             12.88        74,132     2010
                                                                 10.89             12.16        41,292     2009
                                                                 10.61             10.89        40,492     2008
                                                                  9.96             10.61        25,470     2007
                                                                 10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.64            $10.45            --     2012
                                                                 10.31              9.64            --     2011
                                                                  9.80             10.31            --     2010
                                                                  6.36              9.80            --     2009
                                                                 10.71              6.36            --     2008
                                                                  9.93             10.71        24,610     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.90            $11.23            --     2012
                                                                 10.12              9.90            --     2011
                                                                  9.27             10.12            --     2010
                                                                  6.64              9.27            --     2009
                                                                 10.85              6.64            --     2008
                                                                  9.93             10.85            --     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.24            $10.69         8,224     2012
                                                                 14.23             11.24            --     2011
                                                                 11.39             14.23           574     2010
                                                                  6.59             11.39         9,607     2009
                                                                 14.38              6.59        14,701     2008
                                                                  9.94             14.38         5,403     2007
                                                                 10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.14            $12.74            --     2012
                                                                 11.13             11.14            --     2011
                                                                  9.59             11.13            --     2010
                                                                  6.44              9.59            --     2009
                                                                 11.32              6.44            --     2008
                                                                  9.81             11.32            --     2007
                                                                 10.00              9.81            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.63            $13.72            --     2012
                                                                 12.57             11.63            --     2011
                                                                 10.00             12.57            --     2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 9.42            $10.48            --     2012
                                                                                 9.64              9.42            --     2011
                                                                                 9.01              9.64            --     2010
                                                                                 7.19              9.01            --     2009
                                                                                10.53              7.19            --     2008
                                                                                 9.97             10.53            --     2007
                                                                                10.00              9.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 8.66            $ 9.75         1,209     2012
                                                                                 9.53              8.66           846     2011
                                                                                 8.66              9.53           836     2010
                                                                                 6.57              8.66         1,931     2009
                                                                                11.31              6.57         2,236     2008
                                                                                10.12             11.31         3,803     2007
                                                                                10.00             10.12            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.44            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.73            $10.78            --     2012
                                                                                10.64              9.73            --     2011
                                                                                 9.11             10.64            --     2010
                                                                                 5.63              9.11            --     2009
                                                                                11.32              5.63            --     2008
                                                                                 9.93             11.32            --     2007
                                                                                10.00              9.93            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.13            $ 9.44            --     2012
                                                                                 8.50              8.13            --     2011
                                                                                 7.52              8.50            --     2010
                                                                                 5.99              7.52            --     2009
                                                                                 9.55              5.99            --     2008
                                                                                10.01              9.55         3,718     2007
                                                                                10.00             10.01            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.26            $10.16            --     2012
                                                                                 9.60              9.26            --     2011
                                                                                 8.77              9.60            --     2010
                                                                                 7.33              8.77            --     2009
                                                                                 9.70              7.33            --     2008
                                                                                10.00              9.70            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.62            $ 7.61            --     2012
                                                                                 7.01              6.62            --     2011
                                                                                 6.71              7.01            --     2010
                                                                                 4.65              6.71            --     2009
                                                                                 9.90              4.65            --     2008
                                                                                 9.99              9.90            --     2007
                                                                                10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.60            $ 9.53            --     2012
                                                                                 9.08              8.60            --     2011
                                                                                 8.43              9.08            --     2010
                                                                                 6.93              8.43            --     2009
                                                                                10.16              6.93            --     2008
                                                                                10.00             10.16            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 7.76            $ 8.58            --     2012
                                                                         10.36              7.76            --     2011
                                                                          8.95             10.36            --     2010
                                                                          5.98              8.95            --     2009
                                                                         11.65              5.98            --     2008
                                                                          9.95             11.65            --     2007
                                                                         10.00              9.95            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 7.97            $ 9.13            --     2012
                                                                          7.69              7.97            --     2011
                                                                          6.98              7.69            --     2010
                                                                          5.94              6.98            --     2009
                                                                         10.25              5.94            --     2008
                                                                         10.00             10.25            --     2007
                                                                         10.00             10.00            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.01            $ 5.59         3,593     2012
                                                                          6.37              5.01         2,876     2011
                                                                          6.25              6.37         2,504     2010
                                                                          4.76              6.25         3,532     2009
                                                                         10.43              4.76         4,114     2008
                                                                         10.12             10.43         9,516     2007
                                                                         10.00             10.12            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.75            $ 9.98            --     2012
                                                                          9.31              8.75            --     2011
                                                                          8.68              9.31            --     2010
                                                                          6.48              8.68            --     2009
                                                                         11.02              6.48            --     2008
                                                                          9.93             11.02            --     2007
                                                                         10.00              9.93            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $11.18            $12.54            --     2012
                                                                         10.98             11.18            --     2011
                                                                          8.23             10.98            --     2010
                                                                          5.96              8.23            --     2009
                                                                         11.23              5.96            --     2008
                                                                         10.11             11.23            --     2007
                                                                         10.00             10.11            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.34            $12.94         1,489     2012
                                                                         11.30             12.34         1,505     2011
                                                                         11.00             11.30         1,734     2010
                                                                         10.22             11.00         4,021     2009
                                                                         10.63             10.22         3,642     2008
                                                                          9.93             10.63            --     2007
                                                                         10.00              9.93            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 8.17            $ 9.08            --     2012
                                                                          8.60              8.17            --     2011
                                                                          7.82              8.60            --     2010
                                                                          6.12              7.82            --     2009
                                                                          9.93              6.12            --     2008
                                                                         10.01              9.93            --     2007
                                                                         10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                        $10.70            $11.49        139,684    2012
                                                                                   11.36             10.70        139,766    2011
                                                                                   10.60             11.36        136,986    2010
                                                                                    8.97             10.60        144,750    2009
                                                                                   11.43              8.97        130,804    2008
                                                                                   10.02             11.43        124,165    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $ 8.42            $ 9.44             --    2012
                                                                                    8.42              8.42             --    2011
                                                                                    7.49              8.42             --    2010
                                                                                    6.05              7.49             --    2009
                                                                                   10.48              6.05             --    2008
                                                                                    9.93             10.48             --    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                      $ 8.49            $ 9.39             --    2012
                                                                                    8.92              8.49             --    2011
                                                                                    7.11              8.92             --    2010
                                                                                    5.69              7.11             --    2009
                                                                                    9.73              5.69             --    2008
                                                                                   10.08              9.73             --    2007
                                                                                   10.00             10.08             --    2006
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $ 9.52            $10.44             --    2012
                                                                                   10.01              9.52             --    2011
                                                                                    8.43             10.01             --    2010
                                                                                    6.81              8.43             --    2009
                                                                                   11.52              6.81             --    2008
                                                                                   10.04             11.52             --    2007
                                                                                   10.00             10.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $ 7.37            $ 8.47            938    2012
   -- Class 2                                                                       9.01              7.37            978    2011
                                                                                    8.10              9.01            879    2010
                                                                                    6.01              8.10          1,353    2009
                                                                                   11.95              6.01          1,656    2008
                                                                                   10.22             11.95          3,592    2007
                                                                                   10.00             10.22             --    2006
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $10.66            $11.18          1,042    2012
                                                                                   10.64             10.66             --    2011
                                                                                    9.98             10.64             --    2010
                                                                                    7.08              9.98          1,138    2009
                                                                                    9.94              7.08          1,260    2008
                                                                                   10.02              9.94          2,937    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                             $12.46            $13.91             --    2012
                                                                                   12.15             12.46             --    2011
                                                                                   10.88             12.15             --    2010
                                                                                    7.30             10.88             --    2009
                                                                                   10.11              7.30             --    2008
                                                                                   10.03             10.11             --    2007
                                                                                   10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.21            $ 9.39            --     2012
                                                                          9.72              8.21         1,336     2011
                                                                          8.45              9.72         1,232     2010
                                                                          6.70              8.45         1,348     2009
                                                                         11.80              6.70         1,467     2008
                                                                         10.01             11.80            --     2007
                                                                         10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.96            $11.17         3,544     2012
                                                                         10.60              9.96         3,599     2011
                                                                          9.21             10.60         3,531     2010
                                                                          6.81              9.21         3,672     2009
                                                                         10.59              6.81         3,786     2008
                                                                          9.97             10.59        14,282     2007
                                                                         10.00              9.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.18            $10.42         4,863     2012
                                                                          9.66              9.18            --     2011
                                                                          8.46              9.66            --     2010
                                                                          6.39              8.46            --     2009
                                                                         11.42              6.39            --     2008
                                                                          9.96             11.42         3,191     2007
                                                                         10.00              9.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.69            $10.38            --     2012
                                                                          9.14              8.69            --     2011
                                                                          7.93              9.14            --     2010
                                                                          5.98              7.93            --     2009
                                                                         10.44              5.98            --     2008
                                                                         10.01             10.44            --     2007
                                                                         10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.76            $ 8.87         2,644     2012
                                                                          7.89              7.76            --     2011
                                                                          7.02              7.89            --     2010
                                                                          5.54              7.02            --     2009
                                                                          9.91              5.54            --     2008
                                                                         10.02              9.91         2,914     2007
                                                                         10.00             10.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.49            $ 9.80            --     2012
                                                                          8.57              8.49            --     2011
                                                                          7.66              8.57            --     2010
                                                                          6.17              7.66            --     2009
                                                                         10.87              6.17            --     2008
                                                                          9.95             10.87            --     2007
                                                                         10.00              9.95            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.64           731     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.29            $10.39            --     2012
                                                                          9.51              9.29            --     2011
                                                                          7.86              9.51            --     2010
                                                                          6.29              7.86            --     2009
                                                                         12.22              6.29            --     2008
                                                                          9.87             12.22            --     2007
                                                                         10.00              9.87            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.80         1,078     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.76            $12.13          2,868    2012
                                                                                   11.24             11.76             --    2011
                                                                                   10.70             11.24             --    2010
                                                                                    9.48             10.70             --    2009
                                                                                   10.05              9.48             --    2008
                                                                                   10.00             10.05          2,903    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.87            $11.05          2,133    2012
                                                                                   11.33              9.87             --    2011
                                                                                    9.02             11.33             --    2010
                                                                                    6.61              9.02             --    2009
                                                                                   11.20              6.61             --    2008
                                                                                    9.94             11.20          1,297    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.25            $10.24             --    2012
                                                                                    9.28              8.25             --    2011
                                                                                    7.52              9.28             --    2010
                                                                                    4.90              7.52             --    2009
                                                                                   10.29              4.90             --    2008
                                                                                    9.99             10.29             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.18            $11.21         67,693    2012
                                                                                   10.18             10.18         74,595    2011
                                                                                    9.25             10.18         84,712    2010
                                                                                    6.98              9.25        105,258    2009
                                                                                   10.16              6.98        105,337    2008
                                                                                   10.02             10.16        103,161    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.17            $ 9.20             --    2012
                                                                                    8.49              8.17             --    2011
                                                                                    7.88              8.49             --    2010
                                                                                    6.20              7.88             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.04            $ 8.97             --    2012
                                                                                    8.31              8.04          1,397    2011
                                                                                    7.65              8.31          1,444    2010
                                                                                    6.21              7.65          3,707    2009
                                                                                   10.11              6.21          3,817    2008
                                                                                   10.00             10.11             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.90            $ 8.16             --    2012
                                                                                    7.59              6.90             --    2011
                                                                                    7.23              7.59             --    2010
                                                                                    5.65              7.23             --    2009
                                                                                   10.02              5.65             --    2008
                                                                                   10.02             10.02             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.03            $10.01             --    2012
                                                                                    9.39              9.03             --    2011
                                                                                    8.62              9.39             --    2010
                                                                                    7.03              8.62             --    2009
                                                                                   10.74              7.03             --    2008
                                                                                    9.98             10.74             --    2007
                                                                                   10.00              9.98             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $10.99            $11.34             --    2012
                                                             10.49             10.99             --    2011
                                                              9.98             10.49             --    2010
                                                              9.47              9.98             --    2009
                                                             10.21              9.47             --    2008
                                                              9.97             10.21             --    2007
                                                             10.00              9.97             --    2006
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $ 9.19            $10.85             --    2012
                                                              9.36              9.19             --    2011
                                                              8.58              9.36             --    2010
                                                              6.33              8.58             --    2009
                                                             10.23              6.33             --    2008
                                                              9.94             10.23             --    2007
                                                             10.00              9.94             --    2006
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $ 9.37            $10.70            370    2012
                                                              8.73              9.37            409    2011
                                                              6.93              8.73            456    2010
                                                              5.23              6.93            833    2009
                                                              8.36              5.23          1,046    2008
                                                             10.06              8.36             --    2007
                                                             10.00             10.06             --    2006
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $ 8.61            $ 9.73             --    2012
                                                              8.67              8.61             --    2011
                                                              7.72              8.67             --    2010
                                                              6.26              7.72             --    2009
                                                             10.24              6.26             --    2008
                                                              9.97             10.24          2,120    2007
                                                             10.00              9.97             --    2006
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $ 9.81            $10.98             --    2012
                                                              9.74              9.81             --    2011
                                                              7.82              9.74             --    2010
                                                              6.11              7.82             --    2009
                                                             10.03              6.11             --    2008
                                                             10.03             10.03             --    2007
                                                             10.00             10.03             --    2006
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 8.96            $ 9.82        150,051    2012
                                                              9.46              8.96        159,262    2011
                                                              8.85              9.46        170,731    2010
                                                              7.52              8.85        219,510    2009
                                                             10.89              7.52        277,062    2008
                                                              9.99             10.89        396,461    2007
                                                             10.00              9.99             --    2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $ 8.62            $ 9.76             --    2012
                                                              9.09              8.62             --    2011
                                                              8.44              9.09             --    2010
                                                              6.56              8.44             --    2009
                                                             10.50              6.56             --    2008
                                                              9.96             10.50             --    2007
                                                             10.00              9.96             --    2006
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.91             --    2012
-----------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.29            $12.50        21,328     2012
                                                                                   11.40             11.29        22,486     2011
                                                                                   10.79             11.40        24,054     2010
                                                                                    8.80             10.79        13,309     2009
                                                                                   10.72              8.80            --     2008
                                                                                    9.95             10.72            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $ 9.71            $11.75           995     2012
                                                                                   10.68              9.71           755     2011
                                                                                   10.26             10.68           746     2010
                                                                                    7.19             10.26         3,310     2009
                                                                                   13.22              7.19         4,049     2008
                                                                                    9.91             13.22         2,788     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.03            $10.45            --     2012
                                                                                    9.04              9.03            --     2011
                                                                                    7.42              9.04            --     2010
                                                                                    5.66              7.42            --     2009
                                                                                    9.75              5.66            --     2008
                                                                                    9.95              9.75            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class         $ 8.73            $ 9.73            --     2012
   II                                                                               8.29              8.73            --     2011
                                                                                    7.57              8.29            --     2010
                                                                                    6.32              7.57            --     2009
                                                                                    9.94              6.32            --     2008
                                                                                   10.00              9.94            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 7.72            $ 8.68            --     2012
   Class I                                                                          8.43              7.72            --     2011
                                                                                    7.40              8.43            --     2010
                                                                                    5.85              7.40            --     2009
                                                                                    9.45              5.85            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.68            $11.03            --     2012
                                                                                    9.87              9.68            --     2011
                                                                                    9.01              9.87            --     2010
                                                                                    6.63              9.01            --     2009
                                                                                   10.77              6.63            --     2008
                                                                                    9.93             10.77            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                            $ 8.90            $10.34            --     2012
                                                                                    9.34              8.90            --     2011
                                                                                    8.62              9.34            --     2010
                                                                                    6.97              8.62            --     2009
                                                                                   10.69              6.97            --     2008
                                                                                    9.95             10.69            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.41            $10.19         2,145     2012
                                                                                  9.48              9.41         2,268     2011
                                                                                  8.85              9.48         2,433     2010
                                                                                  7.69              8.85         2,562     2009
                                                                                 10.14              7.69         2,527     2008
                                                                                  9.98             10.14         2,891     2007
                                                                                 10.00              9.98            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $11.27            $12.46            --     2012
                                                                                 10.83             11.27            --     2011
                                                                                  9.76             10.83            --     2010
                                                                                  7.52              9.76            --     2009
                                                                                 12.38              7.52            --     2008
                                                                                  9.93             12.38            --     2007
                                                                                 10.00              9.93            --     2006
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.12            $ 7.80            --     2012
                                                                                  7.26              7.12            --     2011
                                                                                  6.59              7.26            --     2010
                                                                                  5.55              6.59            --     2009
                                                                                 10.07              5.55            --     2008
                                                                                  9.96             10.07            --     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.46            $ 9.41            --     2012
                                                                                  8.78              8.46            --     2011
                                                                                  8.24              8.78            --     2010
                                                                                  5.85              8.24            --     2009
                                                                                 11.02              5.85            --     2008
                                                                                  9.91             11.02            --     2007
                                                                                 10.00              9.91            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.31            $ 9.83         1,206     2012
                                                                                  9.30              8.31         1,318     2011
                                                                                  8.23              9.30         1,280     2010
                                                                                  6.04              8.23         2,036     2009
                                                                                 10.37              6.04         2,440     2008
                                                                                 10.01             10.37            --     2007
                                                                                 10.00             10.01            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.39            $ 9.56         2,448     2012
                                                                                  8.62              8.39         5,323     2011
                                                                                  7.61              8.62         5,570     2010
                                                                                  6.09              7.61         5,157     2009
                                                                                 10.15              6.09         5,611     2008
                                                                                  9.98             10.15            --     2007
                                                                                 10.00              9.98            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.98            $10.32         2,301     2012
                                                                                  9.41              8.98         2,460     2011
                                                                                  7.83              9.41         2,540     2010
                                                                                  5.85              7.83           739     2009
                                                                                  9.67              5.85           861     2008
                                                                                 10.04              9.67         2,245     2007
                                                                                 10.00             10.04            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 8.10            $ 9.19            --     2012
                                                                               8.22              8.10            --     2011
                                                                               6.61              8.22            --     2010
                                                                               5.12              6.61            --     2009
                                                                              10.32              5.12            --     2008
                                                                               9.96             10.32            --     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.29            $12.66            --     2012
                                                                              11.34             11.29            --     2011
                                                                              10.27             11.34            --     2010
                                                                               8.65             10.27            --     2009
                                                                              10.53              8.65            --     2008
                                                                               9.97             10.53            --     2007
                                                                              10.00              9.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.73            $13.10           596     2012
                                                                              11.62             11.73           959     2011
                                                                              10.39             11.62         1,022     2010
                                                                               7.58             10.39         1,096     2009
                                                                              10.14              7.58         1,283     2008
                                                                              10.03             10.14            --     2007
                                                                              10.00             10.03            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.44            $15.75            --     2012
                                                                              12.36             15.44            --     2011
                                                                              11.34             12.36            --     2010
                                                                              12.14             11.34           951     2009
                                                                              10.59             12.14           783     2008
                                                                               9.88             10.59         2,761     2007
                                                                              10.00              9.88            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.47            $11.86         3,917     2012
                                                                              11.61             11.47         3,894     2011
                                                                              11.29             11.61         4,062     2010
                                                                              10.20             11.29         7,908     2009
                                                                              10.48             10.20         7,353     2008
                                                                               9.99             10.48        16,747     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.91            $13.82         2,523     2012
                                                                              12.75             12.91         2,898     2011
                                                                              12.07             12.75         3,081     2010
                                                                              10.83             12.07         2,300     2009
                                                                              10.58             10.83         2,166     2008
                                                                               9.96             10.58         2,766     2007
                                                                              10.00              9.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.52            $10.29            --     2012
                                                                              10.20              9.52            --     2011
                                                                               9.73             10.20            --     2010
                                                                               6.32              9.73            --     2009
                                                                              10.68              6.32            --     2008
                                                                               9.93             10.68         2,691     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.78            $11.05           --      2012
                                                                 10.02              9.78           --      2011
                                                                  9.20             10.02           --      2010
                                                                  6.60              9.20           --      2009
                                                                 10.82              6.60           --      2008
                                                                  9.93             10.82           --      2007
                                                                 10.00              9.93           --      2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.10            $10.52          374      2012
                                                                 14.08             11.10           --      2011
                                                                 11.31             14.08           --      2010
                                                                  6.56             11.31          498      2009
                                                                 14.34              6.56          776      2008
                                                                  9.94             14.34          521      2007
                                                                 10.00              9.94           --      2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $10.99            $12.54           --      2012
                                                                 11.01             10.99           --      2011
                                                                  9.51             11.01           --      2010
                                                                  6.41              9.51           --      2009
                                                                 11.29              6.41           --      2008
                                                                  9.81             11.29           --      2007
                                                                 10.00              9.81           --      2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.59            $13.63           --      2012
                                                                 12.56             11.59           --      2011
                                                                 10.00             12.56           --      2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED



                                                                                                             NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 9.49            $10.57            --    2012
                                                                                 9.70              9.49            --    2011
                                                                                 9.05              9.70            --    2010
                                                                                 7.21              9.05            --    2009
                                                                                10.55              7.21            --    2008
                                                                                 9.97             10.55            --    2007
                                                                                10.00              9.97            --    2006
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 8.73            $ 9.84        24,588    2012
                                                                                 9.59              8.73        17,366    2011
                                                                                 8.70              9.59        17,702    2010
                                                                                 6.59              8.70        29,424    2009
                                                                                11.33              6.59        34,613    2008
                                                                                10.12             11.33        57,679    2007
                                                                                10.00             10.12            --    2006
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.61            --    2012
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.81            $10.88            --    2012
                                                                                10.70              9.81            --    2011
                                                                                 9.15             10.70            --    2010
                                                                                 5.64              9.15            --    2009
                                                                                11.34              5.64            --    2008
                                                                                 9.93             11.34            --    2007
                                                                                10.00              9.93            --    2006
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.19            $ 9.53         1,147    2012
                                                                                 8.55              8.19         1,242    2011
                                                                                 7.55              8.55         1,250    2010
                                                                                 6.01              7.55         1,302    2009
                                                                                 9.57              6.01         1,319    2008
                                                                                10.01              9.57        55,983    2007
                                                                                10.00             10.01            --    2006
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.32            $10.25            --    2012
                                                                                 9.65              9.32            --    2011
                                                                                 8.81              9.65         4,583    2010
                                                                                 7.35              8.81         4,770    2009
                                                                                 9.71              7.35         4,776    2008
                                                                                10.00              9.71         5,018    2007
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.67            $ 7.68            --    2012
                                                                                 7.06              6.67            --    2011
                                                                                 6.74              7.06            --    2010
                                                                                 4.66              6.74            --    2009
                                                                                 9.91              4.66            --    2008
                                                                                 9.99              9.91            --    2007
                                                                                10.00              9.99            --    2006
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.66            $ 9.60            --    2012
                                                                                 9.13              8.66            --    2011
                                                                                 8.46              9.13            --    2010
                                                                                 6.94              8.46            --    2009
                                                                                10.17              6.94            --    2008
                                                                                10.00             10.17            --    2007
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 7.82            $ 8.66            --    2012
                                                                         10.43              7.82            --    2011
                                                                          8.99             10.43            --    2010
                                                                          6.00              8.99            --    2009
                                                                         11.67              6.00            --    2008
                                                                          9.95             11.67            --    2007
                                                                         10.00              9.95            --    2006
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.04            $ 9.22            --    2012
                                                                          7.74              8.04            --    2011
                                                                          7.01              7.74            --    2010
                                                                          5.96              7.01            --    2009
                                                                         10.26              5.96            --    2008
                                                                         10.00             10.26            --    2007
                                                                         10.00             10.00            --    2006
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.05            $ 5.65        74,093    2012
                                                                          6.41              5.05        60,380    2011
                                                                          6.28              6.41        53,671    2010
                                                                          4.78              6.28        56,162    2009
                                                                         10.45              4.78        65,708    2008
                                                                         10.12             10.45       145,676    2007
                                                                         10.00             10.12            --    2006
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.82            $10.07            --    2012
                                                                          9.37              8.82            --    2011
                                                                          8.72              9.37            --    2010
                                                                          6.50              8.72            --    2009
                                                                         11.03              6.50            --    2008
                                                                          9.93             11.03            --    2007
                                                                         10.00              9.93            --    2006
----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $11.27            $12.65            --    2012
                                                                         11.05             11.27            --    2011
                                                                          8.27             11.05            --    2010
                                                                          5.98              8.27            --    2009
                                                                         11.24              5.98            --    2008
                                                                         10.11             11.24            --    2007
                                                                         10.00             10.11            --    2006
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.43            $13.06        28,848    2012
                                                                         11.37             12.43        28,023    2011
                                                                         11.05             11.37        34,135    2010
                                                                         10.25             11.05        58,438    2009
                                                                         10.64             10.25        55,121    2008
                                                                          9.93             10.64            --    2007
                                                                         10.00              9.93            --    2006
----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 8.23            $ 9.17            --    2012
                                                                          8.65              8.23            --    2011
                                                                          7.86              8.65            --    2010
                                                                          6.14              7.86            --    2009
                                                                          9.94              6.14            --    2008
                                                                         10.01              9.94            --    2007
                                                                         10.00             10.01            --    2006
----------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
--------------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                        $10.78            $11.60       286,806    2012
                                                                                   11.44             10.78       320,145    2011
                                                                                   10.65             11.44       319,219    2010
                                                                                    9.00             10.65       335,265    2009
                                                                                   11.45              9.00       337,997    2008
                                                                                   10.02             11.45       367,547    2007
                                                                                   10.00             10.02            --    2006
--------------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $ 8.49            $ 9.53            --    2012
                                                                                    8.47              8.49            --    2011
                                                                                    7.52              8.47            --    2010
                                                                                    6.07              7.52            --    2009
                                                                                   10.50              6.07            --    2008
                                                                                    9.93             10.50            --    2007
                                                                                   10.00              9.93            --    2006
--------------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                      $ 8.55            $ 9.48            --    2012
                                                                                    8.97              8.55            --    2011
                                                                                    7.15              8.97            --    2010
                                                                                    5.70              7.15            --    2009
                                                                                    9.75              5.70            --    2008
                                                                                   10.08              9.75            --    2007
                                                                                   10.00             10.08            --    2006
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $ 9.60            $10.54            --    2012
                                                                                   10.07              9.60            --    2011
                                                                                    8.47             10.07            --    2010
                                                                                    6.83              8.47            --    2009
                                                                                   11.53              6.83            --    2008
                                                                                   10.04             11.53            --    2007
                                                                                   10.00             10.04            --    2006
--------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $ 7.43            $ 8.55        19,501    2012
   -- Class 2                                                                       9.06              7.43        20,255    2011
                                                                                    8.14              9.06        18,691    2010
                                                                                    6.03              8.14        21,307    2009
                                                                                   11.97              6.03        25,894    2008
                                                                                   10.22             11.97        54,598    2007
                                                                                   10.00             10.22            --    2006
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $10.74            $11.28        20,919    2012
                                                                                   10.71             10.74           735    2011
                                                                                   10.03             10.71           786    2010
                                                                                    7.10             10.03        17,089    2009
                                                                                    9.96              7.10        20,712    2008
                                                                                   10.02              9.96        43,885    2007
                                                                                   10.00             10.02            --    2006
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                             $12.56            $14.04            --    2012
                                                                                   12.23             12.56            --    2011
                                                                                   10.93             12.23            --    2010
                                                                                    7.32             10.93            --    2009
                                                                                   10.13              7.32            --    2008
                                                                                   10.03             10.13            --    2007
                                                                                   10.00             10.03            --    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.28            $ 9.47            --    2012
                                                                          9.78              8.28        25,233    2011
                                                                          8.48              9.78        24,111    2010
                                                                          6.72              8.48        19,334    2009
                                                                         11.82              6.72        21,899    2008
                                                                         10.01             11.82            --    2007
                                                                         10.00             10.01            --    2006
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.03            $11.27        91,296    2012
                                                                         10.66             10.03        86,884    2011
                                                                          9.25             10.66        89,615    2010
                                                                          6.84              9.25        97,699    2009
                                                                         10.61              6.84       114,819    2008
                                                                          9.97             10.61       114,594    2007
                                                                         10.00              9.97            --    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.25            $10.51        94,897    2012
                                                                          9.72              9.25         1,100    2011
                                                                          8.50              9.72         1,100    2010
                                                                          6.41              8.50         1,167    2009
                                                                         11.43              6.41         1,246    2008
                                                                          9.96             11.43        47,674    2007
                                                                         10.00              9.96            --    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.75            $10.47            --    2012
                                                                          9.20              8.75            --    2011
                                                                          7.97              9.20            --    2010
                                                                          6.00              7.97            --    2009
                                                                         10.45              6.00            --    2008
                                                                         10.01             10.45            --    2007
                                                                         10.00             10.01            --    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.82            $ 8.95        51,785    2012
                                                                          7.94              7.82         1,041    2011
                                                                          7.06              7.94         1,083    2010
                                                                          5.55              7.06         1,117    2009
                                                                          9.92              5.55         1,149    2008
                                                                         10.02              9.92        43,643    2007
                                                                         10.00             10.02            --    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.55            $ 9.90            --    2012
                                                                          8.62              8.55            --    2011
                                                                          7.69              8.62            --    2010
                                                                          6.19              7.69            --    2009
                                                                         10.89              6.19            --    2008
                                                                          9.95             10.89            --    2007
                                                                         10.00              9.95            --    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.66        14,253    2012
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.36            $10.48            --    2012
                                                                          9.57              9.36            --    2011
                                                                          7.90              9.57            --    2010
                                                                          6.31              7.90            --    2009
                                                                         12.24              6.31            --    2008
                                                                          9.87             12.24            --    2007
                                                                         10.00              9.87            --    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.81        21,039    2012
----------------------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.84            $12.23        56,314    2012
                                                                                   11.30             11.84           666    2011
                                                                                   10.74             11.30           750    2010
                                                                                    9.51             10.74           726    2009
                                                                                   10.06              9.51           655    2008
                                                                                   10.00             10.06        43,571    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.95            $11.15        41,443    2012
                                                                                   11.40              9.95           407    2011
                                                                                    9.07             11.40           369    2010
                                                                                    6.63              9.07           435    2009
                                                                                   11.22              6.63           487    2008
                                                                                    9.94             11.22        19,462    2007
                                                                                   10.00              9.94            --    2006
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.31            $10.34            --    2012
                                                                                    9.34              8.31            --    2011
                                                                                    7.56              9.34            --    2010
                                                                                    4.91              7.56            --    2009
                                                                                   10.31              4.91            --    2008
                                                                                    9.99             10.31            --    2007
                                                                                   10.00              9.99            --    2006
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.26            $11.31       455,936    2012
                                                                                   10.24             10.26       534,402    2011
                                                                                    9.29             10.24       605,514    2010
                                                                                    7.00              9.29       680,343    2009
                                                                                   10.17              7.00       743,229    2008
                                                                                   10.02             10.17       783,446    2007
                                                                                   10.00             10.02            --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.22            $ 9.28        17,714    2012
                                                                                    8.54              8.22        18,997    2011
                                                                                    7.91              8.54        22,554    2010
                                                                                    6.21              7.91        36,703    2009
                                                                                    9.89              6.21        38,157    2008
                                                                                   10.00              9.89        17,544    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.10            $ 9.05            --    2012
                                                                                    8.36              8.10        26,076    2011
                                                                                    7.69              8.36        27,985    2010
                                                                                    6.23              7.69        53,003    2009
                                                                                   10.13              6.23        57,907    2008
                                                                                   10.00             10.13            --    2007
                                                                                   10.00             10.00            --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.95            $ 8.24            --    2012
                                                                                    7.64              6.95            --    2011
                                                                                    7.27              7.64            --    2010
                                                                                    5.67              7.27            --    2009
                                                                                   10.04              5.67            --    2008
                                                                                   10.02             10.04            --    2007
                                                                                   10.00             10.02            --    2006
--------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.10            $10.10            --    2012
                                                                                    9.45              9.10            --    2011
                                                                                    8.66              9.45            --    2010
                                                                                    7.06              8.66            --    2009
                                                                                   10.75              7.06            --    2008
                                                                                    9.98             10.75            --    2007
                                                                                   10.00              9.98            --    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                             $11.07            $11.45             --   2012
                                                             10.55             11.07             --   2011
                                                             10.03             10.55             --   2010
                                                              9.50             10.03             --   2009
                                                             10.23              9.50             --   2008
                                                              9.98             10.23             --   2007
                                                             10.00              9.98             --   2006
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $ 9.26            $10.95             --   2012
                                                              9.42              9.26             --   2011
                                                              8.62              9.42             --   2010
                                                              6.35              8.62             --   2009
                                                             10.25              6.35             --   2008
                                                              9.94             10.25             --   2007
                                                             10.00              9.94             --   2006
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $ 9.45            $10.80          7,102   2012
                                                              8.79              9.45          7,538   2011
                                                              6.97              8.79          8,991   2010
                                                              5.24              6.97         11,752   2009
                                                              8.38              5.24         14,631   2008
                                                             10.06              8.38             --   2007
                                                             10.00             10.06             --   2006
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $ 8.68            $ 9.82            665   2012
                                                              8.72              8.68            703   2011
                                                              7.76              8.72            734   2010
                                                              6.28              7.76            763   2009
                                                             10.25              6.28            755   2008
                                                              9.97             10.25         31,688   2007
                                                             10.00              9.97             --   2006
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $ 9.89            $11.09             --   2012
                                                              9.80              9.89             --   2011
                                                              7.86              9.80             --   2010
                                                              6.13              7.86             --   2009
                                                             10.05              6.13             --   2008
                                                             10.03             10.05             --   2007
                                                             10.00             10.03             --   2006
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.03            $ 9.91        807,462   2012
                                                              9.52              9.03        925,945   2011
                                                              8.89              9.52      1,033,615   2010
                                                              7.54              8.89      1,100,846   2009
                                                             10.91              7.54      1,151,939   2008
                                                              9.99             10.91      1,212,126   2007
                                                             10.00              9.99             --   2006
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $ 8.69            $ 9.85             --   2012
                                                              9.15              8.69             --   2011
                                                              8.48              9.15             --   2010
                                                              6.58              8.48             --   2009
                                                             10.52              6.58             --   2008
                                                              9.96             10.52             --   2007
                                                             10.00              9.96             --   2006
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.91         28,663   2012
----------------------------------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.38            $12.62        43,145    2012
                                                                                   11.47             11.38        49,219    2011
                                                                                   10.84             11.47        39,827    2010
                                                                                    8.82             10.84        30,745    2009
                                                                                   10.74              8.82        32,032    2008
                                                                                    9.96             10.74        31,543    2007
                                                                                   10.00              9.96            --    2006
--------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $ 9.78            $11.86        20,182    2012
                                                                                   10.74              9.78        15,271    2011
                                                                                   10.31             10.74        15,494    2010
                                                                                    7.22             10.31        48,530    2009
                                                                                   13.24              7.22        61,566    2008
                                                                                    9.91             13.24        41,429    2007
                                                                                   10.00              9.91            --    2006
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
--------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.10            $10.54            --    2012
                                                                                    9.10              9.10            --    2011
                                                                                    7.46              9.10            --    2010
                                                                                    5.68              7.46            --    2009
                                                                                    9.77              5.68            --    2008
                                                                                    9.95              9.77            --    2007
                                                                                   10.00              9.95            --    2006
--------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class         $ 8.79            $ 9.81        16,430    2012
   II                                                                               8.34              8.79        17,013    2011
                                                                                    7.60              8.34        17,997    2010
                                                                                    6.33              7.60        14,976    2009
                                                                                    9.95              6.33        14,949    2008
                                                                                   10.00              9.95        40,612    2007
--------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 7.78            $ 8.75            --    2012
   Class I                                                                          8.48              7.78            --    2011
                                                                                    7.43              8.48            --    2010
                                                                                    5.87              7.43            --    2009
                                                                                    9.46              5.87            --    2008
                                                                                   10.00              9.46            --    2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.75            $11.14            --    2012
                                                                                    9.93              9.75            --    2011
                                                                                    9.05              9.93            --    2010
                                                                                    6.65              9.05            --    2009
                                                                                   10.78              6.65            --    2008
                                                                                    9.93             10.78            --    2007
                                                                                   10.00              9.93            --    2006
--------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                            $ 8.97            $10.43            --    2012
                                                                                    9.40              8.97            --    2011
                                                                                    8.66              9.40            --    2010
                                                                                    6.99              8.66            --    2009
                                                                                   10.71              6.99            --    2008
                                                                                    9.95             10.71            --    2007
                                                                                   10.00              9.95            --    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 9.48            $10.29        58,471    2012
                                                                                  9.54              9.48        67,111    2011
                                                                                  8.89              9.54        75,670    2010
                                                                                  7.72              8.89        73,107    2009
                                                                                 10.15              7.72        73,541    2008
                                                                                  9.98             10.15        69,174    2007
                                                                                 10.00              9.98            --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $11.36            $12.58            --    2012
                                                                                 10.90             11.36            --    2011
                                                                                  9.81             10.90            --    2010
                                                                                  7.55              9.81            --    2009
                                                                                 12.40              7.55            --    2008
                                                                                  9.94             12.40            --    2007
                                                                                 10.00              9.94            --    2006
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.17            $ 7.87        85,955    2012
                                                                                  7.30              7.17        93,459    2011
                                                                                  6.62              7.30       101,011    2010
                                                                                  5.57              6.62       110,882    2009
                                                                                 10.09              5.57       111,175    2008
                                                                                  9.97             10.09        91,146    2007
                                                                                 10.00              9.97            --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.53            $ 9.50            --    2012
                                                                                  8.84              8.53            --    2011
                                                                                  8.28              8.84            --    2010
                                                                                  5.87              8.28            --    2009
                                                                                 11.04              5.87            --    2008
                                                                                  9.91             11.04            --    2007
                                                                                 10.00              9.91            --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.38            $ 9.92        23,087    2012
                                                                                  9.36              8.38        24,932    2011
                                                                                  8.27              9.36        24,992    2010
                                                                                  6.06              8.27        29,413    2009
                                                                                 10.39              6.06        36,285    2008
                                                                                 10.01             10.39            --    2007
                                                                                 10.00             10.01            --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.46            $ 9.65        47,249    2012
                                                                                  8.67              8.46        99,530    2011
                                                                                  7.65              8.67       108,091    2010
                                                                                  6.11              7.65        74,054    2009
                                                                                 10.17              6.11        84,246    2008
                                                                                  9.98             10.17            --    2007
                                                                                 10.00              9.98            --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.05            $10.42        44,832    2012
                                                                                  9.47              9.05        46,950    2011
                                                                                  7.87              9.47        49,997    2010
                                                                                  5.87              7.87        11,178    2009
                                                                                  9.68              5.87        13,642    2008
                                                                                 10.04              9.68        33,483    2007
                                                                                 10.00             10.04            --    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 8.16            $ 9.27            --    2012
                                                                               8.27              8.16            --    2011
                                                                               6.65              8.27            --    2010
                                                                               5.13              6.65            --    2009
                                                                              10.33              5.13            --    2008
                                                                               9.96             10.33            --    2007
                                                                              10.00              9.96            --    2006
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.38            $12.78            --    2012
                                                                              11.41             11.38            --    2011
                                                                              10.32             11.41            --    2010
                                                                               8.68             10.32            --    2009
                                                                              10.55              8.68            --    2008
                                                                               9.97             10.55            --    2007
                                                                              10.00              9.97            --    2006
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.82            $13.22        11,475    2012
                                                                              11.69             11.82        17,818    2011
                                                                              10.44             11.69        20,001    2010
                                                                               7.60             10.44        15,668    2009
                                                                              10.16              7.60        19,463    2008
                                                                              10.03             10.16            --    2007
                                                                              10.00             10.03            --    2006
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.56            $15.90           550    2012
                                                                              12.44             15.56           507    2011
                                                                              11.39             12.44           696    2010
                                                                              12.17             11.39        14,676    2009
                                                                              10.61             12.17        12,174    2008
                                                                               9.88             10.61        41,621    2007
                                                                              10.00              9.88            --    2006
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.56            $11.97        80,229    2012
                                                                              11.68             11.56        76,525    2011
                                                                              11.34             11.68        84,083    2010
                                                                              10.23             11.34       118,305    2009
                                                                              10.50             10.23       115,657    2008
                                                                               9.99             10.50       250,521    2007
                                                                              10.00              9.99            --    2006
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.01            $13.95        49,479    2012
                                                                              12.83             13.01        54,479    2011
                                                                              12.13             12.83        61,287    2010
                                                                              10.87             12.13        33,921    2009
                                                                              10.60             10.87        33,446    2008
                                                                               9.96             10.60        41,479    2007
                                                                              10.00              9.96            --    2006
---------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.59            $10.38           841    2012
                                                                              10.27              9.59           840    2011
                                                                               9.77             10.27           829    2010
                                                                               6.34              9.77           823    2009
                                                                              10.70              6.34         1,003    2008
                                                                               9.93             10.70        40,386    2007
                                                                              10.00              9.93            --    2006
---------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT UNITS AT END
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD   OF PERIOD   YEAR
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.85            $11.16            --    2012
                                                                 10.08              9.85            --    2011
                                                                  9.24             10.08            --    2010
                                                                  6.62              9.24            --    2009
                                                                 10.84              6.62            --    2008
                                                                  9.93             10.84            --    2007
                                                                 10.00              9.93            --    2006
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.18            $10.62         7,406    2012
                                                                 14.17             11.18           184    2011
                                                                 11.36             14.17           153    2010
                                                                  6.58             11.36         7,403    2009
                                                                 14.37              6.58        11,788    2008
                                                                  9.94             14.37         7,798    2007
                                                                 10.00              9.94            --    2006
--------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.08            $12.66            --    2012
                                                                 11.08             11.08            --    2011
                                                                  9.56             11.08            --    2010
                                                                  6.43              9.56            --    2009
                                                                 11.31              6.43            --    2008
                                                                  9.81             11.31            --    2007
                                                                 10.00              9.81            --    2006
--------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.61            $13.68            --    2012
                                                                 12.57             11.61            --    2011
                                                                 10.00             12.57            --    2010
--------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 8.82            $ 9.81            --     2012
                                                                                 9.05              8.82            --     2011
                                                                                 8.46              9.05            --     2010
                                                                                 6.76              8.46            --     2009
                                                                                 9.91              6.76            --     2008
                                                                                10.00              9.91            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 7.89            $ 8.88         6,904     2012
                                                                                 8.69              7.89         5,023     2011
                                                                                 7.91              8.69         7,620     2010
                                                                                 6.01              7.91        11,028     2009
                                                                                10.35              6.01        11,672     2008
                                                                                10.00             10.35        19,408     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.59            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 7.73            $ 8.97            --     2012
                                                                                 8.09              7.73            --     2011
                                                                                 7.17              8.09            --     2010
                                                                                 5.72              7.17            --     2009
                                                                                 9.13              5.72            --     2008
                                                                                10.00              9.13        18,025     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.21            $10.10         3,729     2012
                                                                                 9.56              9.21         4,142     2011
                                                                                 8.75              9.56         4,070     2010
                                                                                 7.32              8.75         3,999     2009
                                                                                 9.69              7.32         3,869     2008
                                                                                10.00              9.69         3,751     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.32            $ 7.26            --     2012
                                                                                 6.70              6.32            --     2011
                                                                                 6.42              6.70            --     2010
                                                                                 4.45              6.42            --     2009
                                                                                 9.49              4.45            --     2008
                                                                                10.00              9.49            --     2007
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.56            $ 9.47         2,600     2012
                                                                                 9.05              8.56         2,841     2011
                                                                                 8.41              9.05         3,069     2010
                                                                                 6.92              8.41         3,325     2009
                                                                                10.16              6.92         3,645     2008
                                                                                10.00             10.16         4,183     2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 7.59            $ 8.39            --     2012
                                                                                10.16              7.59            --     2011
                                                                                 8.78             10.16            --     2010
                                                                                 5.87              8.78            --     2009
                                                                                11.45              5.87            --     2008
                                                                                10.00             11.45            --     2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $ 7.66            $ 8.76            --     2012
                                                                                 7.40              7.66            --     2011
                                                                                 6.72              7.40            --     2010
                                                                                 5.72              6.72            --     2009
                                                                                 9.88              5.72            --     2008
                                                                                10.00              9.88            --     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 4.71            $ 5.25        20,159     2012
                                                                        5.99              4.71        16,787     2011
                                                                        5.88              5.99        22,108     2010
                                                                        4.48              5.88        19,720     2009
                                                                        9.84              4.48        20,765     2008
                                                                       10.00              9.84        47,405     2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 8.53            $ 9.72            --     2012
                                                                        9.08              8.53            --     2011
                                                                        8.47              9.08            --     2010
                                                                        6.33              8.47            --     2009
                                                                       10.78              6.33            --     2008
                                                                       10.00             10.78            --     2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.44            $11.68            --     2012
                                                                       10.26             10.44            --     2011
                                                                        7.70             10.26            --     2010
                                                                        5.58              7.70            --     2009
                                                                       10.52              5.58            --     2008
                                                                       10.00             10.52            --     2007
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $12.18            $12.76         8,283     2012
                                                                       11.16             12.18         8,013     2011
                                                                       10.88             11.16        14,768     2010
                                                                       10.12             10.88        21,233     2009
                                                                       10.53             10.12        18,032     2008
                                                                       10.00             10.53            --     2007
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 7.73            $ 8.58            --     2012
                                                                        8.14              7.73            --     2011
                                                                        7.42              8.14            --     2010
                                                                        5.81              7.42            --     2009
                                                                        9.43              5.81            --     2008
                                                                       10.00              9.43            --     2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $10.20            $10.94        47,394     2012
                                                                       10.84             10.20        24,784     2011
                                                                       10.12             10.84        24,784     2010
                                                                        8.57             10.12        22,002     2009
                                                                       10.94              8.57        21,217     2008
                                                                       10.00             10.94        25,733     2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.01            $ 8.97            --     2012
                                                                        8.02              8.01            --     2011
                                                                        7.14              8.02            --     2010
                                                                        5.77              7.14            --     2009
                                                                       10.01              5.77            --     2008
                                                                       10.00             10.01            --     2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.05            $ 8.90            --     2012
                                                                        8.46              8.05            --     2011
                                                                        6.76              8.46            --     2010
                                                                        5.41              6.76            --     2009
                                                                        9.27              5.41            --     2008
                                                                       10.00              9.27            --     2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $ 9.18            $10.05            --     2012
                                                                                    9.66              9.18            --     2011
                                                                                    8.14              9.66            --     2010
                                                                                    6.58              8.14            --     2009
                                                                                   11.14              6.58            --     2008
                                                                                   10.00             11.14            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $ 6.95            $ 7.97         5,408     2012
   -- Class 2                                                                       8.49              6.95         5,682     2011
                                                                                    7.65              8.49         7,776     2010
                                                                                    5.68              7.65         7,551     2009
                                                                                   11.30              5.68         8,269     2008
                                                                                   10.00             11.30        17,749     2007
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $10.44            $10.93         5,015     2012
                                                                                   10.43             10.44            --     2011
                                                                                    9.79             10.43            --     2010
                                                                                    6.95              9.79         5,965     2009
                                                                                    9.78              6.95         6,538     2008
                                                                                   10.00              9.78        13,759     2007
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                             $11.98            $13.36            --     2012
                                                                                   11.70             11.98            --     2011
                                                                                   10.48             11.70            --     2010
                                                                                    7.04             10.48            --     2009
                                                                                    9.76              7.04            --     2008
                                                                                   10.00              9.76            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                     $ 7.70            $ 8.79         1,015     2012
                                                                                    9.12              7.70         7,730     2011
                                                                                    7.93              9.12        10,941     2010
                                                                                    6.30              7.93         7,402     2009
                                                                                   11.10              6.30         7,599     2008
                                                                                   10.00             11.10            --     2007
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                        $ 9.42            $10.55        14,094     2012
                                                                                   10.03              9.42        15,417     2011
                                                                                    8.73             10.03        15,295     2010
                                                                                    6.46              8.73        11,599     2009
                                                                                   10.06              6.46        12,368     2008
                                                                                   10.00             10.06        11,154     2007
---------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                                   $ 8.79            $ 9.97        27,520     2012
                                                                                    9.27              8.79             -     2011
                                                                                    8.12              9.27             -     2010
                                                                                    6.14              8.12             -     2009
                                                                                   10.98              6.14             -     2008
                                                                                   10.00             10.98        15,287     2007
---------------------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                    $ 8.23            $ 9.82             -     2012
                                                                                    8.68              8.23             -     2011
                                                                                    7.53              8.68             -     2010
                                                                                    5.69              7.53             -     2009
                                                                                    9.93              5.69             -     2008
                                                                                   10.00              9.93             -     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.32            $ 8.36         14,200    2012
                                                                                    7.45              7.32             --    2011
                                                                                    6.64              7.45             --    2010
                                                                                    5.24              6.64             --    2009
                                                                                    9.39              5.24             --    2008
                                                                                   10.00              9.39         14,174    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 8.10            $ 9.35             --    2012
                                                                                    8.19              8.10             --    2011
                                                                                    7.32              8.19             --    2010
                                                                                    5.91              7.32             --    2009
                                                                                   10.42              5.91             --    2008
                                                                                   10.00             10.42             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                           $10.00            $10.63          3,731    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.93            $ 9.97             --    2012
                                                                                    9.15              8.93             --    2011
                                                                                    7.57              9.15             --    2010
                                                                                    6.06              7.57             --    2009
                                                                                   11.78              6.06             --    2008
                                                                                   10.00             11.78             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.79          5,932    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.70            $12.06         16,074    2012
                                                                                   11.20             11.70             --    2011
                                                                                   10.67             11.20             --    2010
                                                                                    9.47             10.67             --    2009
                                                                                   10.05              9.47             --    2008
                                                                                   10.00             10.05         13,459    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.27            $10.36         11,578    2012
                                                                                   10.65              9.27             --    2011
                                                                                    8.49             10.65             --    2010
                                                                                    6.22              8.49             --    2009
                                                                                   10.56              6.22             --    2008
                                                                                   10.00             10.56          6,372    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.36            $ 9.13             --    2012
                                                                                    8.29              7.36             --    2011
                                                                                    6.72              8.29             --    2010
                                                                                    4.38              6.72             --    2009
                                                                                    9.22              4.38             --    2008
                                                                                   10.00              9.22             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.62            $10.58        222,309    2012
                                                                                    9.63              9.62        230,151    2011
                                                                                    8.76              9.63        159,093    2010
                                                                                    6.62              8.76        142,200    2009
                                                                                    9.64              6.62        152,581    2008
                                                                                   10.00              9.64        146,552    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.13            $ 9.15         23,093    2012
                                                                                    8.46              8.13         28,284    2011
                                                                                    7.86              8.46         29,762    2010
                                                                                    6.19              7.86         20,437    2009
                                                                                    9.88              6.19         22,065    2008
                                                                                   10.00              9.88         25,823    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 7.58            $ 8.45          1,049    2012
                                                               7.85              7.58          7,876    2011
                                                               7.23              7.85         12,593    2010
                                                               5.88              7.23         20,124    2009
                                                               9.58              5.88         19,802    2008
                                                              10.00              9.58             --    2007
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 6.58            $ 7.77             --    2012
                                                               7.24              6.58             --    2011
                                                               6.91              7.24             --    2010
                                                               5.40              6.91             --    2009
                                                               9.59              5.40             --    2008
                                                              10.00              9.59             --    2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.56            $ 9.47             --    2012
                                                               8.91              8.56             --    2011
                                                               8.18              8.91             --    2010
                                                               6.68              8.18             --    2009
                                                              10.21              6.68             --    2008
                                                              10.00             10.21             --    2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.83            $11.17             --    2012
                                                              10.35             10.83             --    2011
                                                               9.86             10.35             --    2010
                                                               9.36              9.86             --    2009
                                                              10.11              9.36             --    2008
                                                              10.00             10.11             --    2007
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 8.91            $10.51             --    2012
                                                               9.09              8.91             --    2011
                                                               8.34              9.09             --    2010
                                                               6.16              8.34             --    2009
                                                               9.97              6.16             --    2008
                                                              10.00              9.97             --    2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 9.07            $10.34          2,091    2012
                                                               8.46              9.07          2,234    2011
                                                               6.72              8.46          3,977    2010
                                                               5.07              6.72          4,357    2009
                                                               8.12              5.07          4,946    2008
                                                              10.00              8.12             --    2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.23            $ 9.30             --    2012
                                                               8.29              8.23             --    2011
                                                               7.40              8.29             --    2010
                                                               6.00              7.40             --    2009
                                                               9.83              6.00             --    2008
                                                              10.00              9.83         10,158    2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 9.21            $10.30             --    2012
                                                               9.15              9.21             --    2011
                                                               7.35              9.15             --    2010
                                                               5.76              7.35             --    2009
                                                               9.45              5.76             --    2008
                                                              10.00              9.45             --    2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.54            $ 9.36        252,879    2012
                                                               9.03              8.54        298,020    2011
                                                               8.46              9.03        307,202    2010
                                                               7.19              8.46        397,742    2009
                                                              10.43              7.19        406,559    2008
                                                              10.00             10.43        430,993    2007
------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 8.26            $ 9.34            --     2012
                                                                                    8.72              8.26            --     2011
                                                                                    8.10              8.72            --     2010
                                                                                    6.31              8.10            --     2009
                                                                                   10.10              6.31            --     2008
                                                                                   10.00             10.10            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                               $10.00            $ 9.90            --     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.81            $11.96        61,102     2012
                                                                                   10.93             10.81        61,634     2011
                                                                                   10.35             10.93        66,643     2010
                                                                                    8.45             10.35        67,320     2009
                                                                                   10.31              8.45        68,394     2008
                                                                                   10.00             10.31        37,500     2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 9.19            $11.11         5,510     2012
                                                                                   10.12              9.19         4,304     2011
                                                                                    9.74             10.12         6,512     2010
                                                                                    6.83              9.74        17,971     2009
                                                                                   12.57              6.83        20,645     2008
                                                                                   10.00             12.57        13,497     2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 8.81            $10.19            --     2012
                                                                                    8.84              8.81            --     2011
                                                                                    7.26              8.84            --     2010
                                                                                    5.54              7.26            --     2009
                                                                                    9.56              5.54            --     2008
                                                                                   10.00              9.56            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.74            $ 8.68            --     2012
   Class I                                                                          8.45              7.74            --     2011
                                                                                    7.42              8.45            --     2010
                                                                                    5.88              7.42            --     2009
                                                                                    9.50              5.88            --     2008
                                                                                   10.00              9.50            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.32            $10.61            --     2012
                                                                                    9.51              9.32            --     2011
                                                                                    8.69              9.51            --     2010
                                                                                    6.40              8.69            --     2009
                                                                                   10.41              6.40            --     2008
                                                                                   10.00             10.41            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.50            $ 9.86            --     2012
                                                                                    8.93              8.50            --     2011
                                                                                    8.25              8.93            --     2010
                                                                                    6.68              8.25            --     2009
                                                                                   10.25              6.68            --     2008
                                                                                   10.00             10.25            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.00            $ 9.75         3,844     2012
                                                                                    9.08              9.00         4,280     2011
                                                                                    8.49              9.08         4,361     2010
                                                                                    7.39              8.49         2,046     2009
                                                                                    9.74              7.39         1,831     2008
                                                                                   10.00              9.74         1,289     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 9.93            $10.97            --     2012
                                                                                  9.55              9.93            --     2011
                                                                                  8.62              9.55            --     2010
                                                                                  6.65              8.62            --     2009
                                                                                 10.96              6.65            --     2008
                                                                                 10.00             10.96            --     2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 6.83            $ 7.47        12,095     2012
                                                                                  6.97              6.83        19,129     2011
                                                                                  6.34              6.97        20,088     2010
                                                                                  5.34              6.34        13,544     2009
                                                                                  9.70              5.34        13,312     2008
                                                                                 10.00              9.70         9,291     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 8.10            $ 9.00            --     2012
                                                                                  8.42              8.10            --     2011
                                                                                  7.90              8.42            --     2010
                                                                                  5.61              7.90            --     2009
                                                                                 10.59              5.61            --     2008
                                                                                 10.00             10.59            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 7.86            $ 9.28         6,925     2012
                                                                                  8.80              7.86         7,566     2011
                                                                                  7.79              8.80        11,210     2010
                                                                                  5.73              7.79        11,137     2009
                                                                                  9.84              5.73        12,360     2008
                                                                                 10.00              9.84            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.03            $ 9.13        15,991     2012
                                                                                  8.25              8.03        29,705     2011
                                                                                  7.30              8.25        48,022     2010
                                                                                  5.84              7.30        27,720     2009
                                                                                  9.75              5.84        28,332     2008
                                                                                 10.00              9.75            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 8.33            $ 9.57        13,572     2012
                                                                                  8.75              8.33        14,318     2011
                                                                                  7.28              8.75        22,576     2010
                                                                                  5.45              7.28         4,032     2009
                                                                                  9.01              5.45         4,471     2008
                                                                                 10.00              9.01        11,082     2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.81            $ 8.86            --     2012
                                                                                  7.94              7.81            --     2011
                                                                                  6.39              7.94            --     2010
                                                                                  4.95              6.39            --     2009
                                                                                  9.99              4.95            --     2008
                                                                                 10.00              9.99            --     2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $10.97            $12.29            --     2012
                                                                                 11.02             10.97            --     2011
                                                                                  9.99             11.02            --     2010
                                                                                  8.43              9.99            --     2009
                                                                                 10.28              8.43            --     2008
                                                                                 10.00             10.28            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.34            $12.64         3,593     2012
                                                                                 11.24             11.34         5,213     2011
                                                                                 10.06             11.24         8,804     2010
                                                                                  7.35             10.06         5,806     2009
                                                                                  9.84              7.35         6,614     2008
                                                                                 10.00              9.84            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.38            $15.68            --     2012
                                                                              12.33             15.38            --     2011
                                                                              11.32             12.33            --     2010
                                                                              12.13             11.32         5,035     2009
                                                                              10.59             12.13         3,804     2008
                                                                              10.00             10.59        12,899     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.34            $11.71        21,753     2012
                                                                              11.49             11.34        20,717     2011
                                                                              11.18             11.49        34,361     2010
                                                                              10.11             11.18        41,383     2009
                                                                              10.40             10.11        36,489     2008
                                                                              10.00             10.40        77,922     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.78            $13.67        14,200     2012
                                                                              12.64             12.78        15,374     2011
                                                                              11.98             12.64        26,094     2010
                                                                              10.76             11.98        12,028     2009
                                                                              10.52             10.76        10,685     2008
                                                                              10.00             10.52        12,896     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.10            $ 9.82            --     2012
                                                                               9.76              9.10            --     2011
                                                                               9.31              9.76            --     2010
                                                                               6.06              9.31            --     2009
                                                                              10.25              6.06            --     2008
                                                                              10.00             10.25        12,981     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.53            $10.76            --     2012
                                                                               9.77              9.53            --     2011
                                                                               8.98              9.77            --     2010
                                                                               6.45              8.98            --     2009
                                                                              10.59              6.45            --     2008
                                                                              10.00             10.59            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 9.95            $ 9.43         1,967     2012
                                                                              12.64              9.95            --     2011
                                                                              10.16             12.64            --     2010
                                                                               5.90             10.16         2,898     2009
                                                                              12.92              5.90         4,058     2008
                                                                              10.00             12.92         2,677     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $10.58            $12.06            --     2012
                                                                              10.61             10.58            --     2011
                                                                               9.18             10.61            --     2010
                                                                               6.19              9.18            --     2009
                                                                              10.91              6.19            --     2008
                                                                              10.00             10.91            --     2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $11.57            $13.60            --     2012
                                                                              12.55             11.57            --     2011
                                                                              10.00             12.55            --     2010
----------------------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.15            $11.29            --     2012
                                                                                10.39             10.15            --     2011
                                                                                 9.71             10.39            --     2010
                                                                                 7.75              9.71            --     2009
                                                                                11.35              7.75            --     2008
                                                                                10.75             11.35            --     2007
                                                                                10.00             10.75            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $11.46            $12.91        25,163     2012
                                                                                12.61             11.46        19,371     2011
                                                                                11.46             12.61        21,729     2010
                                                                                 8.70             11.46        34,346     2009
                                                                                14.97              8.70        38,054     2008
                                                                                13.39             14.97        60,328     2007
                                                                                10.72             13.39            --     2006
                                                                                10.72             10.72            --     2005
                                                                                10.00             10.72            --     2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.60            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 9.69            $11.26         1,842     2012
                                                                                10.13              9.69         1,992     2011
                                                                                 8.97             10.13         1,991     2010
                                                                                 7.15              8.97         3,690     2009
                                                                                11.39              7.15         3,747     2008
                                                                                11.94             11.39        64,752     2007
                                                                                10.53             11.94            --     2006
                                                                                10.53             10.53            --     2005
                                                                                10.00             10.53            --     2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.26            $10.16        30,204     2012
                                                                                 9.60              9.26        29,122     2011
                                                                                 8.77              9.60        30,298     2010
                                                                                 7.33              8.77        24,522     2009
                                                                                 9.70              7.33        25,516     2008
                                                                                10.00              9.70        35,200     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 7.67            $ 8.82            --     2012
                                                                                 8.13              7.67            --     2011
                                                                                 7.78              8.13            --     2010
                                                                                 5.39              7.78            --     2009
                                                                                11.47              5.39            --     2008
                                                                                11.58             11.47            --     2007
                                                                                10.50             11.58            --     2006
                                                                                10.50             10.50            --     2005
                                                                                10.00             10.50            --     2004
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.60            $ 9.53        18,128     2012
                                                                                 9.08              8.60        27,816     2011
                                                                                 8.43              9.08        29,477     2010
                                                                                 6.93              8.43        31,410     2009
                                                                                10.16              6.93        33,863     2008
                                                                                10.00             10.16        42,202     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 8.78            $ 9.71             --    2012
                                                                         11.73              8.78             --    2011
                                                                         10.13             11.73             --    2010
                                                                          6.77             10.13             --    2009
                                                                         13.19              6.77             --    2008
                                                                         11.26             13.19             --    2007
                                                                         10.63             11.26             --    2006
                                                                         10.63             10.63             --    2005
                                                                         10.00             10.63             --    2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 9.56            $10.95             --    2012
                                                                          9.22              9.56             --    2011
                                                                          8.37              9.22             --    2010
                                                                          7.12              8.37             --    2009
                                                                         12.28              7.12             --    2008
                                                                         11.99             12.28             --    2007
                                                                         10.49             11.99             --    2006
                                                                         10.49             10.49             --    2005
                                                                         10.00             10.49             --    2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 6.97            $ 7.77         72,759    2012
                                                                          8.85              6.97         64,510    2011
                                                                          8.69              8.85         62,840    2010
                                                                          6.62              8.69         64,980    2009
                                                                         14.50              6.62         71,633    2008
                                                                         14.06             14.50        144,972    2007
                                                                         10.65             14.06             --    2006
                                                                         10.65             10.65             --    2005
                                                                         10.00             10.65             --    2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 9.36            $10.67             --    2012
                                                                          9.95              9.36             --    2011
                                                                          9.27              9.95             --    2010
                                                                          6.92              9.27             --    2009
                                                                         11.77              6.92             --    2008
                                                                         10.61             11.77             --    2007
                                                                         10.93             10.61             --    2006
                                                                         10.93             10.93             --    2005
                                                                         10.00             10.93             --    2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $10.40            $11.65             --    2012
                                                                         10.21             10.40             --    2011
                                                                          7.65             10.21             --    2010
                                                                          5.54              7.65             --    2009
                                                                         10.44              5.54             --    2008
                                                                          9.40             10.44             --    2007
                                                                         10.00              9.40             --    2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.32            $12.92         38,263    2012
                                                                         11.28             12.32         40,035    2011
                                                                         10.99             11.28         54,835    2010
                                                                         10.20             10.99         85,034    2009
                                                                         10.61             10.20         75,720    2008
                                                                          9.92             10.61             --    2007
                                                                          9.99              9.92             --    2006
                                                                          9.99              9.99             --    2005
                                                                         10.00              9.99             --    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Basic Value V.I. Fund -- Class III Shares                              $10.15            $11.29             --    2012
                                                                                   10.69             10.15             --    2011
                                                                                    9.73             10.69             --    2010
                                                                                    7.61              9.73             --    2009
                                                                                   12.34              7.61             --    2008
                                                                                   12.44             12.34             --    2007
                                                                                   10.47             12.44             --    2006
                                                                                   10.47             10.47             --    2005
                                                                                   10.00             10.47             --    2004
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                        $12.58            $13.51        322,502    2012
                                                                                   13.36             12.58        342,640    2011
                                                                                   12.46             13.36        359,324    2010
                                                                                   10.54             12.46        391,185    2009
                                                                                   13.44             10.54        417,991    2008
                                                                                   11.78             13.44        481,399    2007
                                                                                   10.36             11.78             --    2006
                                                                                   10.36             10.36             --    2005
                                                                                   10.00             10.36             --    2004
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $ 9.61            $10.78             --    2012
                                                                                    9.62              9.61             --    2011
                                                                                    8.55              9.62             --    2010
                                                                                    6.91              8.55             --    2009
                                                                                   11.97              6.91             --    2008
                                                                                   11.34             11.97             --    2007
                                                                                   10.86             11.34             --    2006
                                                                                   10.86             10.86             --    2005
                                                                                   10.00             10.86             --    2004
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                      $ 9.76            $10.80             --    2012
                                                                                   10.26              9.76             --    2011
                                                                                    8.18             10.26             --    2010
                                                                                    6.54              8.18             --    2009
                                                                                   11.20              6.54             --    2008
                                                                                   11.59             11.20             --    2007
                                                                                   10.57             11.59             --    2006
                                                                                   10.57             10.57             --    2005
                                                                                   10.00             10.57             --    2004
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $10.46            $11.47             --    2012
                                                                                   11.00             10.46             --    2011
                                                                                    9.26             11.00             --    2010
                                                                                    7.49              9.26             --    2009
                                                                                   12.65              7.49             --    2008
                                                                                   11.03             12.65             --    2007
                                                                                   10.64             11.03             --    2006
                                                                                   10.64             10.64             --    2005
                                                                                   10.00             10.64             --    2004
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $ 9.69            $11.13         20,316    2012
   -- Class 2                                                                      11.83              9.69         22,779    2011
                                                                                   10.64             11.83         23,123    2010
                                                                                    7.90             10.64         25,770    2009
                                                                                   15.69              7.90         29,465    2008
                                                                                   13.42             15.69         57,588    2007
                                                                                   11.15             13.42             --    2006
                                                                                   11.15             11.15             --    2005
                                                                                   10.00             11.15             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $11.01            $11.54         27,263    2012
                                                                         10.99             11.01          1,359    2011
                                                                         10.30             10.99          1,459    2010
                                                                          7.31             10.30         25,538    2009
                                                                         10.27              7.31         29,270    2008
                                                                         10.34             10.27         58,561    2007
                                                                         10.03             10.34             --    2006
                                                                         10.03             10.03             --    2005
                                                                         10.00             10.03             --    2004
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.56            $15.14             --    2012
                                                                         13.23             13.56             --    2011
                                                                         11.84             13.23             --    2010
                                                                          7.94             11.84             --    2009
                                                                         11.00              7.94             --    2008
                                                                         10.92             11.00             --    2007
                                                                         10.10             10.92             --    2006
                                                                         10.10             10.10             --    2005
                                                                         10.00             10.10             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 9.74            $11.14             --    2012
                                                                         11.53              9.74         30,625    2011
                                                                         10.02             11.53         32,579    2010
                                                                          7.94             10.02         23,764    2009
                                                                         14.00              7.94         25,271    2008
                                                                         11.88             14.00             --    2007
                                                                         10.61             11.88             --    2006
                                                                         10.61             10.61             --    2005
                                                                         10.00             10.61             --    2004
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.35            $11.61         83,652    2012
                                                                         11.02             10.35         91,286    2011
                                                                          9.58             11.02         84,017    2010
                                                                          7.09              9.58         81,578    2009
                                                                         11.01              7.09         92,974    2008
                                                                         10.37             11.01         88,655    2007
                                                                         10.00             10.37             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.71            $12.15        107,970    2012
                                                                         11.28             10.71          1,798    2011
                                                                          9.87             11.28          1,787    2010
                                                                          7.46              9.87          3,358    2009
                                                                         13.32              7.46          3,599    2008
                                                                         11.62             13.32         56,453    2007
                                                                         10.68             11.62             --    2006
                                                                         10.68             10.68             --    2005
                                                                         10.00             10.68             --    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $10.47            $12.50             --    2012
                                                                         11.02             10.47             --    2011
                                                                          9.56             11.02             --    2010
                                                                          7.20              9.56             --    2009
                                                                         12.57              7.20             --    2008
                                                                         12.06             12.57             --    2007
                                                                         10.84             12.06             --    2006
                                                                         10.84             10.84             --    2005
                                                                         10.00             10.84             --    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $ 9.54            $10.91        57,246     2012
                                                                   9.70              9.54         2,831     2011
                                                                   8.64              9.70         1,669     2010
                                                                   6.81              8.64         3,061     2009
                                                                  12.18              6.81         3,167     2008
                                                                  12.32             12.18        48,990     2007
                                                                  10.51             12.32            --     2006
                                                                  10.51             10.51            --     2005
                                                                  10.00             10.51            --     2004
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $ 9.92            $11.46            --     2012
                                                                  10.02              9.92            --     2011
                                                                   8.95             10.02            --     2010
                                                                   7.22              8.95            --     2009
                                                                  12.71              7.22            --     2008
                                                                  11.63             12.71            --     2007
                                                                  10.55             11.63            --     2006
                                                                  10.55             10.55            --     2005
                                                                  10.00             10.55            --     2004
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $10.00            $10.64        18,677     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $10.31            $11.52            --     2012
                                                                  10.55             10.31            --     2011
                                                                   8.72             10.55            --     2010
                                                                   6.98              8.72            --     2009
                                                                  13.55              6.98            --     2008
                                                                  10.95             13.55            --     2007
                                                                  10.52             10.95            --     2006
                                                                  10.52             10.52            --     2005
                                                                  10.00             10.52            --     2004
----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                  $10.00            $10.80        27,614     2012
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $11.76            $12.13        74,974     2012
                                                                  11.24             11.76         1,269     2011
                                                                  10.70             11.24         1,428     2010
                                                                   9.48             10.70         2,484     2009
                                                                  10.05              9.48         2,205     2008
                                                                  10.00             10.05        59,995     2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $11.62            $13.01        46,747     2012
                                                                  13.34             11.62           659     2011
                                                                  10.62             13.34           598     2010
                                                                   7.78             10.62         1,251     2009
                                                                  13.19              7.78         1,379     2008
                                                                  11.70             13.19        22,867     2007
                                                                  10.66             11.70            --     2006
                                                                  10.66             10.66            --     2005
                                                                  10.00             10.66            --     2004
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $10.06            $12.49            --     2012
                                                                  11.32             10.06            --     2011
                                                                   9.17             11.32            --     2010
                                                                   5.97              9.17            --     2009
                                                                  12.55              5.97            --     2008
                                                                  12.19             12.55            --     2007
                                                                  10.75             12.19            --     2006
                                                                  10.75             10.75            --     2005
                                                                  10.00             10.75            --     2004
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.64            $12.81        602,887    2012
                                                                                   11.64             11.64        638,513    2011
                                                                                   10.57             11.64        665,805    2010
                                                                                    7.98             10.57        749,969    2009
                                                                                   11.61              7.98        865,565    2008
                                                                                   11.45             11.61        766,092    2007
                                                                                    9.91             11.45             --    2006
                                                                                    9.91              9.91             --    2005
                                                                                   10.00              9.91             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.17            $ 9.20        156,633    2012
                                                                                    8.49              8.17        179,198    2011
                                                                                    7.88              8.49        207,497    2010
                                                                                    6.20              7.88        226,163    2009
                                                                                    9.89              6.20        277,197    2008
                                                                                   10.00              9.89        217,894    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.72            $ 9.73             --    2012
                                                                                    9.02              8.72         34,532    2011
                                                                                    8.30              9.02         41,317    2010
                                                                                    6.74              8.30         71,036    2009
                                                                                   10.97              6.74         73,090    2008
                                                                                   10.86             10.97             --    2007
                                                                                   10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.56            $ 8.95             --    2012
                                                                                    8.32              7.56             --    2011
                                                                                    7.93              8.32             --    2010
                                                                                    6.19              7.93             --    2009
                                                                                   10.99              6.19             --    2008
                                                                                   10.99             10.99             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.77            $11.94             --    2012
                                                                                   11.20             10.77             --    2011
                                                                                   10.28             11.20             --    2010
                                                                                    8.39             10.28             --    2009
                                                                                   12.81              8.39             --    2008
                                                                                   11.91             12.81             --    2007
                                                                                   10.34             11.91             --    2006
                                                                                   10.34             10.34             --    2005
                                                                                   10.00             10.34             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.24            $11.61             --    2012
                                                                                   10.73             11.24             --    2011
                                                                                   10.21             10.73             --    2010
                                                                                    9.69             10.21             --    2009
                                                                                   10.45              9.69             --    2008
                                                                                   10.21             10.45             --    2007
                                                                                   10.01             10.21             --    2006
                                                                                   10.01             10.01             --    2005
                                                                                   10.00             10.01             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares              $10.23            $12.08              --   2012
                                                             10.42             10.23              --   2011
                                                              9.55             10.42              --   2010
                                                              7.05              9.55              --   2009
                                                             11.39              7.05              --   2008
                                                             11.07             11.39              --   2007
                                                             10.39             11.07              --   2006
                                                             10.39             10.39              --   2005
                                                             10.00             10.39              --   2004
-----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares             $12.98            $14.81           6,807   2012
                                                             12.09             12.98           7,869   2011
                                                              9.60             12.09          10,442   2010
                                                              7.24              9.60          12,406   2009
                                                             11.58              7.24          14,397   2008
                                                             13.92             11.58              --   2007
                                                             10.71             13.92              --   2006
                                                             10.71             10.71              --   2005
                                                             10.00             10.71              --   2004
-----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                     $10.15            $11.47           1,083   2012
                                                             10.21             10.15           1,137   2011
                                                              9.10             10.21           1,181   2010
                                                              7.38              9.10           2,180   2009
                                                             12.06              7.38           2,177   2008
                                                             11.75             12.06          37,120   2007
                                                             10.42             11.75              --   2006
                                                             10.42             10.42              --   2005
                                                             10.00             10.42              --   2004
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                   $11.22            $12.56              --   2012
                                                             11.14             11.22              --   2011
                                                              8.94             11.14              --   2010
                                                              6.99              8.94              --   2009
                                                             11.47              6.99              --   2008
                                                             11.47             11.47              --   2007
                                                             10.36             11.47              --   2006
                                                             10.36             10.36              --   2005
                                                             10.00             10.36              --   2004
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.46            $10.38       1,520,222   2012
                                                             10.00              9.46       1,654,423   2011
                                                              9.35             10.00       1,750,326   2010
                                                              7.94              9.35       1,934,217   2009
                                                             11.51              7.94       2,038,127   2008
                                                             10.56             11.51       2,117,853   2007
                                                             10.00             10.56              --   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $10.17            $11.50              --   2012
                                                             10.72             10.17              --   2011
                                                              9.95             10.72              --   2010
                                                              7.74              9.95              --   2009
                                                             12.39              7.74              --   2008
                                                             11.74             12.39              --   2007
                                                             10.35             11.74              --   2006
                                                             10.35             10.35              --   2005
                                                             10.00             10.35              --   2004
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.91          29,046   2012
-----------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $12.75            $14.12         85,078    2012
                                                                                   12.87             12.75         86,168    2011
                                                                                   12.19             12.87        112,451    2010
                                                                                    9.93             12.19         54,295    2009
                                                                                   12.11              9.93         33,032    2008
                                                                                   11.24             12.11         49,252    2007
                                                                                   10.42             11.24             --    2006
                                                                                   10.42             10.42             --    2005
                                                                                   10.00             10.42             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.98            $13.29         24,066    2012
                                                                                   12.08             10.98         19,820    2011
                                                                                   11.61             12.08         22,208    2010
                                                                                    8.14             11.61         64,034    2009
                                                                                   14.96              8.14         76,415    2008
                                                                                   11.21             14.96         50,767    2007
                                                                                   10.51             11.21             --    2006
                                                                                   10.51             10.51             --    2005
                                                                                   10.00             10.51             --    2004
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $10.22            $11.83             --    2012
                                                                                   10.24             10.22             --    2011
                                                                                    8.41             10.24             --    2010
                                                                                    6.41              8.41             --    2009
                                                                                   11.05              6.41             --    2008
                                                                                   11.27             11.05             --    2007
                                                                                   10.41             11.27             --    2006
                                                                                   10.41             10.41             --    2005
                                                                                   10.00             10.41             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.72            $ 8.68             --    2012
   Class I                                                                          8.43              7.72             --    2011
                                                                                    7.40              8.43             --    2010
                                                                                    5.85              7.40             --    2009
                                                                                    9.45              5.85             --    2008
                                                                                   10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $10.66            $12.15             --    2012
                                                                                   10.87             10.66             --    2011
                                                                                    9.92             10.87             --    2010
                                                                                    7.30              9.92             --    2009
                                                                                   11.86              7.30             --    2008
                                                                                   10.93             11.86             --    2007
                                                                                   10.43             10.93             --    2006
                                                                                   10.43             10.43             --    2005
                                                                                   10.00             10.43             --    2004
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $10.34            $12.01             --    2012
                                                                                   10.85             10.34             --    2011
                                                                                   10.01             10.85             --    2010
                                                                                    8.10             10.01             --    2009
                                                                                   12.42              8.10             --    2008
                                                                                   11.55             12.42             --    2007
                                                                                   10.49             11.55             --    2006
                                                                                   10.49             10.49             --    2005
                                                                                   10.00             10.49             --    2004
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $10.46            $11.33         46,687    2012
                                                                      10.53             10.46         55,050    2011
                                                                       9.83             10.53         73,036    2010
                                                                       8.55              9.83         75,289    2009
                                                                      11.27              8.55         57,467    2008
                                                                      11.10             11.27         73,471    2007
                                                                      10.17             11.10             --    2006
                                                                      10.17             10.17             --    2005
                                                                      10.00             10.17             --    2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.53            $16.08            804    2012
                                                                      13.97             14.53            805    2011
                                                                      12.59             13.97             --    2010
                                                                       9.70             12.59             --    2009
                                                                      15.97              9.70             --    2008
                                                                      12.81             15.97             --    2007
                                                                      10.01             12.81             --    2006
                                                                      10.01             10.01             --    2005
                                                                      10.00             10.01             --    2004
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 7.78            $ 8.52         39,794    2012
                                                                       7.93              7.78         37,662    2011
                                                                       7.20              7.93         46,080    2010
                                                                       6.06              7.20         49,785    2009
                                                                      11.01              6.06         49,860    2008
                                                                      10.89             11.01         54,253    2007
                                                                      10.05             10.89             --    2006
                                                                      10.05             10.05             --    2005
                                                                      10.00             10.05             --    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 9.50            $10.56             --    2012
                                                                       9.86              9.50             --    2011
                                                                       9.25              9.86             --    2010
                                                                       6.57              9.25             --    2009
                                                                      12.37              6.57             --    2008
                                                                      11.12             12.37             --    2007
                                                                      10.57             11.12             --    2006
                                                                      10.57             10.57             --    2005
                                                                      10.00             10.57             --    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $10.11            $11.94         25,080    2012
                                                                      11.31             10.11         29,512    2011
                                                                      10.01             11.31         32,898    2010
                                                                       7.35             10.01         35,189    2009
                                                                      12.61              7.35         40,926    2008
                                                                      12.17             12.61             --    2007
                                                                      10.61             12.17             --    2006
                                                                      10.61             10.61             --    2005
                                                                      10.00             10.61             --    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $ 9.86            $11.23         53,176    2012
                                                                      10.12              9.86        121,834    2011
                                                                       8.95             10.12        147,423    2010
                                                                       7.15              8.95         91,687    2009
                                                                      11.93              7.15         98,042    2008
                                                                      11.73             11.93             --    2007
                                                                      10.46             11.73             --    2006
                                                                      10.46             10.46             --    2005
                                                                      10.00             10.46             --    2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $10.60            $12.18         50,673    2012
                                                                                 11.11             10.60         57,598    2011
                                                                                  9.24             11.11         68,019    2010
                                                                                  6.91              9.24         15,028    2009
                                                                                 11.41              6.91         17,165    2008
                                                                                 11.84             11.41         39,189    2007
                                                                                 10.57             11.84             --    2006
                                                                                 10.57             10.57             --    2005
                                                                                 10.00             10.57             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.67            $ 9.84             --    2012
                                                                                  8.80              8.67             --    2011
                                                                                  7.09              8.80             --    2010
                                                                                  5.48              7.09             --    2009
                                                                                 11.05              5.48             --    2008
                                                                                 10.67             11.05             --    2007
                                                                                 10.63             10.67             --    2006
                                                                                 10.63             10.63             --    2005
                                                                                 10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.70            $13.12             --    2012
                                                                                 11.75             11.70             --    2011
                                                                                 10.64             11.75             --    2010
                                                                                  8.97             10.64             --    2009
                                                                                 10.92              8.97             --    2008
                                                                                 10.33             10.92             --    2007
                                                                                 10.11             10.33             --    2006
                                                                                 10.11             10.11             --    2005
                                                                                 10.00             10.11             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $12.59            $14.05         14,138    2012
                                                                                 12.47             12.59         23,736    2011
                                                                                 11.15             12.47         29,861    2010
                                                                                  8.13             11.15         21,214    2009
                                                                                 10.88              8.13         25,142    2008
                                                                                 10.76             10.88             --    2007
                                                                                 10.10             10.76             --    2006
                                                                                 10.10             10.10             --    2005
                                                                                 10.00             10.10             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $15.50            $15.81          1,058    2012
                                                                                 12.41             15.50            951    2011
                                                                                 11.38             12.41          1,304    2010
                                                                                 12.18             11.38         22,560    2009
                                                                                 10.63             12.18         17,678    2008
                                                                                  9.91             10.63         57,114    2007
                                                                                 10.03              9.91             --    2006
                                                                                 10.03             10.03             --    2005
                                                                                 10.00             10.03             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.65            $12.04        107,219    2012
                                                                                 11.79             11.65        109,549    2011
                                                                                 11.46             11.79        133,992    2010
                                                                                 10.35             11.46        177,197    2009
                                                                                 10.64             10.35        163,709    2008
                                                                                 10.14             10.64        340,121    2007
                                                                                  9.99             10.14             --    2006
                                                                                  9.99              9.99             --    2005
                                                                                 10.00              9.99             --    2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.12            $14.05        64,828     2012
                                                                 12.96             13.12        76,793     2011
                                                                 12.27             12.96        96,795     2010
                                                                 11.01             12.27        49,668     2009
                                                                 10.76             11.01        46,311     2008
                                                                 10.13             10.76        56,230     2007
                                                                  9.98             10.13            --     2006
                                                                  9.98              9.98            --     2005
                                                                 10.00              9.98            --     2004
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $11.35            $12.26         1,351     2012
                                                                 12.16             11.35         1,351     2011
                                                                 11.60             12.16         1,322     2010
                                                                  7.54             11.60         2,298     2009
                                                                 12.74              7.54         2,831     2008
                                                                 11.84             12.74        46,786     2007
                                                                 10.67             11.84            --     2006
                                                                 10.67             10.67            --     2005
                                                                 10.00             10.67            --     2004
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $10.49            $11.86            --     2012
                                                                 10.75             10.49            --     2011
                                                                  9.87             10.75            --     2010
                                                                  7.09              9.87            --     2009
                                                                 11.61              7.09            --     2008
                                                                 10.66             11.61            --     2007
                                                                 10.76             10.66            --     2006
                                                                 10.76             10.76            --     2005
                                                                 10.00             10.76            --     2004
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $14.55            $13.80         8,245     2012
                                                                 18.47             14.55           955     2011
                                                                 14.83             18.47           221     2010
                                                                  8.60             14.83         8,520     2009
                                                                 18.81              8.60        12,719     2008
                                                                 13.04             18.81         8,255     2007
                                                                 10.96             13.04            --     2006
                                                                 10.96             10.96            --     2005
                                                                 10.00             10.96            --     2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $12.18            $13.89            --     2012
                                                                 12.20             12.18            --     2011
                                                                 10.54             12.20            --     2010
                                                                  7.09             10.54            --     2009
                                                                 12.50              7.09            --     2008
                                                                 10.86             12.50            --     2007
                                                                 10.51             10.86            --     2006
                                                                 10.51             10.51            --     2005
                                                                 10.00             10.51            --     2004
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.59            $13.63            --     2012
                                                                 12.56             11.59            --     2011
                                                                 10.00             12.56            --     2010
---------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 8.93            $10.02          5,633    2012
                                                                                 9.08              8.93          5,458    2011
                                                                                 8.42              9.08            801    2010
                                                                                 6.67              8.42            805    2009
                                                                                 9.69              6.67             --    2008
                                                                                10.00              9.69             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 7.61            $ 8.64        171,569    2012
                                                                                 8.32              7.61        127,763    2011
                                                                                 7.50              8.32        126,224    2010
                                                                                 5.65              7.50        197,587    2009
                                                                                 9.65              5.65        188,009    2008
                                                                                10.00              9.65          6,437    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.65             --    2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.33            $ 9.76         14,936    2012
                                                                                 8.65              8.33         10,470    2011
                                                                                 7.59              8.65         11,124    2010
                                                                                 6.01              7.59         18,549    2009
                                                                                 9.50              6.01         11,624    2008
                                                                                10.00              9.50          5,067    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.57            $10.59         15,541    2012
                                                                                 9.85              9.57         14,785    2011
                                                                                 8.93              9.85         15,543    2010
                                                                                 7.40              8.93         16,724    2009
                                                                                 9.73              7.40         10,701    2008
                                                                                10.00              9.73          3,537    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.69            $ 7.75             --    2012
                                                                                 7.03              6.69             --    2011
                                                                                 6.68              7.03             --    2010
                                                                                 4.59              6.68             --    2009
                                                                                 9.70              4.59             --    2008
                                                                                10.00              9.70             --    2007
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.53            $ 9.52         69,300    2012
                                                                                 8.94              8.53         74,351    2011
                                                                                 8.23              8.94        128,475    2010
                                                                                 6.72              8.23        136,789    2009
                                                                                 9.78              6.72        121,228    2008
                                                                                10.00              9.78         13,759    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 6.74            $ 7.52            995    2012
                                                                                 8.94              6.74          2,395    2011
                                                                                 7.66              8.94          2,224    2010
                                                                                 5.08              7.66          2,812    2009
                                                                                 9.82              5.08          2,303    2008
                                                                                10.00              9.82             --    2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $ 7.80            $ 9.00          2,159    2012
                                                                                 7.47              7.80          6,083    2011
                                                                                 6.73              7.47          3,255    2010
                                                                                 5.68              6.73          3,487    2009
                                                                                 9.72              5.68            845    2008
                                                                                10.00              9.72             --    2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 4.72            $ 5.30        427,852    2012
                                                                        5.94              4.72        323,365    2011
                                                                        5.79              5.94        296,004    2010
                                                                        4.38              5.79        300,833    2009
                                                                        9.52              4.38        300,592    2008
                                                                       10.00              9.52         14,986    2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 8.02            $ 9.21             --    2012
                                                                        8.46              8.02             --    2011
                                                                        7.83              8.46             --    2010
                                                                        5.80              7.83             --    2009
                                                                        9.79              5.80             --    2008
                                                                       10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $10.01            $11.31         10,917    2012
                                                                        9.76             10.01         12,481    2011
                                                                        7.26              9.76            847    2010
                                                                        5.22              7.26            360    2009
                                                                        9.75              5.22            417    2008
                                                                       10.00              9.75             --    2007
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $12.16            $12.85        226,083    2012
                                                                       11.05             12.16        203,585    2011
                                                                       10.68             11.05        269,679    2010
                                                                        9.84             10.68        443,421    2009
                                                                       10.16              9.84        327,257    2008
                                                                       10.00             10.16             --    2007
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 8.17            $ 9.16         31,487    2012
                                                                        8.54              8.17         32,660    2011
                                                                        7.71              8.54         18,672    2010
                                                                        5.98              7.71         18,710    2009
                                                                        9.63              5.98         15,752    2008
                                                                       10.00              9.63             --    2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $ 9.55            $10.34        750,501    2012
                                                                       10.07              9.55        762,803    2011
                                                                        9.32             10.07        797,923    2010
                                                                        7.83              9.32        813,640    2009
                                                                        9.90              7.83        751,301    2008
                                                                       10.00              9.90          3,524    2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.07            $ 9.12             --    2012
                                                                        8.01              8.07             --    2011
                                                                        7.07              8.01             --    2010
                                                                        5.67              7.07             --    2009
                                                                        9.74              5.67             --    2008
                                                                       10.00              9.74             --    2007
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.71            $ 9.71          3,948    2012
                                                                        9.08              8.71          4,034    2011
                                                                        7.19              9.08          2,859    2010
                                                                        5.70              7.19          1,766    2009
                                                                        9.68              5.70            118    2008
                                                                       10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $ 8.28            $ 9.15          1,460    2012
                                                                                    8.64              8.28          1,453    2011
                                                                                    7.22              8.64         24,233    2010
                                                                                    5.79              7.22         37,992    2009
                                                                                    9.71              5.79         26,010    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $ 6.13            $ 7.10        115,905    2012
   -- Class 2                                                                       7.43              6.13        129,214    2011
                                                                                    6.64              7.43        119,216    2010
                                                                                    4.89              6.64        152,217    2009
                                                                                    9.64              4.89        158,465    2008
                                                                                   10.00              9.64          6,438    2007
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $11.08            $11.70        129,463    2012
                                                                                   10.97             11.08          2,076    2011
                                                                                   10.21             10.97          3,112    2010
                                                                                    7.19             10.21        113,401    2009
                                                                                   10.02              7.19        104,510    2008
                                                                                   10.00             10.02          2,848    2007
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                             $12.69            $14.28             --    2012
                                                                                   12.29             12.69            436    2011
                                                                                   10.91             12.29            462    2010
                                                                                    7.27             10.91            477    2009
                                                                                    9.99              7.27            575    2008
                                                                                   10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                     $ 7.07            $ 8.14         12,357    2012
                                                                                    8.30              7.07        195,314    2011
                                                                                    7.16              8.30        186,206    2010
                                                                                    5.63              7.16        130,118    2009
                                                                                    9.85              5.63        128,229    2008
                                                                                   10.00              9.85             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                        $ 9.52            $10.77        147,631    2012
                                                                                   10.06              9.52        158,808    2011
                                                                                    8.68             10.06         57,913    2010
                                                                                    6.37              8.68         70,178    2009
                                                                                    9.83              6.37         52,450    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                                   $ 8.12            $ 9.29        681,115    2012
                                                                                    8.49              8.12         71,639    2011
                                                                                    7.37              8.49         71,388    2010
                                                                                    5.53              7.37         80,340    2009
                                                                                    9.80              5.53         69,361    2008
                                                                                   10.00              9.80          5,361    2007
---------------------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                    $ 8.03            $ 9.67            588    2012
                                                                                    8.39              8.03            700    2011
                                                                                    7.22              8.39            449    2010
                                                                                    5.40              7.22             --    2009
                                                                                    9.36              5.40             --    2008
                                                                                   10.00              9.36             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.78            $ 8.97        314,981    2012
                                                                                    7.85              7.78          5,397    2011
                                                                                    6.94              7.85          5,967    2010
                                                                                    5.43              6.94          6,482    2009
                                                                                    9.64              5.43          9,486    2008
                                                                                   10.00              9.64          4,486    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.83            $ 9.12          5,621    2012
                                                                                    7.85              7.83          6,255    2011
                                                                                    6.96              7.85          6,484    2010
                                                                                    5.56              6.96          2,646    2009
                                                                                    9.73              5.56          1,602    2008
                                                                                   10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                           $10.00            $10.72         75,072    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.62            $ 8.59            136    2012
                                                                                    7.74              7.62            150    2011
                                                                                    6.35              7.74            155    2010
                                                                                    5.04              6.35            192    2009
                                                                                    9.72              5.04            212    2008
                                                                                   10.00              9.72             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                                   $10.00            $10.88        120,659    2012
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $12.16            $12.64        408,302    2012
                                                                                   11.54             12.16         13,550    2011
                                                                                   10.90             11.54         17,623    2010
                                                                                    9.59             10.90         17,772    2009
                                                                                   10.09              9.59          5,686    2008
                                                                                   10.00             10.09          2,850    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.89            $10.02        283,440    2012
                                                                                   10.13              8.89         20,178    2011
                                                                                    8.00             10.13         20,039    2010
                                                                                    5.81              8.00         24,042    2009
                                                                                    9.78              5.81         17,265    2008
                                                                                   10.00              9.78          1,863    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.95            $ 9.94             --    2012
                                                                                    8.87              7.95             --    2011
                                                                                    7.13              8.87             --    2010
                                                                                    4.61              7.13             --    2009
                                                                                    9.61              4.61             --    2008
                                                                                   10.00              9.61             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.20            $11.31        552,265    2012
                                                                                   10.12             10.20        595,532    2011
                                                                                    9.12             10.12        661,639    2010
                                                                                    6.83              9.12        739,969    2009
                                                                                    9.87              6.83        910,720    2008
                                                                                   10.00              9.87         29,049    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.29            $ 9.41        406,867    2012
                                                                                    8.55              8.29        431,640    2011
                                                                                    7.88              8.55        487,083    2010
                                                                                    6.14              7.88        582,829    2009
                                                                                    9.73              6.14        620,286    2008
                                                                                   10.00              9.73         13,444    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 7.94            $ 8.93           5,902   2012
                                                               8.15              7.94         169,495   2011
                                                               7.44              8.15         187,444   2010
                                                               6.00              7.44         294,324   2009
                                                               9.68              6.00         268,065   2008
                                                              10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 6.84            $ 8.15          16,611   2012
                                                               7.47              6.84          18,031   2011
                                                               7.07              7.47          12,495   2010
                                                               5.47              7.07          12,097   2009
                                                               9.64              5.47           2,865   2008
                                                              10.00              9.64              --   2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.51            $ 9.51           8,238   2012
                                                               8.79              8.51           9,013   2011
                                                               8.00              8.79           5,450   2010
                                                               6.48              8.00           7,830   2009
                                                               9.82              6.48           3,542   2008
                                                              10.00              9.82              --   2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.22            $11.67          43,371   2012
                                                              10.63             11.22          44,700   2011
                                                              10.03             10.63          46,902   2010
                                                               9.45             10.03          45,905   2009
                                                              10.11              9.45          30,453   2008
                                                              10.00             10.11              --   2007
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.07            $10.79              --   2012
                                                               9.17              9.07              --   2011
                                                               8.34              9.17              --   2010
                                                               6.11              8.34              --   2009
                                                               9.79              6.11              --   2008
                                                              10.00              9.79              --   2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $10.41            $11.97          46,312   2012
                                                               9.63             10.41          45,751   2011
                                                               7.58              9.63          52,849   2010
                                                               5.67              7.58          75,220   2009
                                                               9.01              5.67          80,138   2008
                                                              10.00              9.01              --   2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 8.40            $ 9.57           4,922   2012
                                                               8.39              8.40           5,969   2011
                                                               7.42              8.39           6,582   2010
                                                               5.97              7.42           7,307   2009
                                                               9.69              5.97           7,985   2008
                                                              10.00              9.69           3,531   2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 9.71            $10.95           2,980   2012
                                                               9.56              9.71           3,579   2011
                                                               7.62              9.56           2,333   2010
                                                               5.91              7.62           3,224   2009
                                                               9.62              5.91           1,591   2008
                                                              10.00              9.62              --   2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.32            $ 9.20       2,439,878   2012
                                                               8.72              8.32       2,608,825   2011
                                                               8.10              8.72       2,799,057   2010
                                                               6.82              8.10       2,965,059   2009
                                                               9.81              6.82       2,909,196   2008
                                                              10.00              9.81          57,363   2007
------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $ 8.27            $ 9.43             --    2012
                                                                                    8.65              8.27             --    2011
                                                                                    7.97              8.65             --    2010
                                                                                    6.15              7.97             --    2009
                                                                                    9.77              6.15            349    2008
                                                                                   10.00              9.77             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                               $10.00            $ 9.94         35,873    2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $10.68            $11.92        129,620    2012
                                                                                   10.71             10.68        140,909    2011
                                                                                   10.06             10.71        170,848    2010
                                                                                    8.13             10.06        177,049    2009
                                                                                    9.84              8.13        137,419    2008
                                                                                   10.00              9.84             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $ 7.52            $ 9.17        140,992    2012
                                                                                    8.21              7.52        140,220    2011
                                                                                    7.83              8.21        144,584    2010
                                                                                    5.45              7.83        356,463    2009
                                                                                    9.93              5.45        388,577    2008
                                                                                   10.00              9.93          5,310    2007
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 9.27            $10.81          1,869    2012
                                                                                    9.21              9.27          2,079    2011
                                                                                    7.50              9.21          2,204    2010
                                                                                    5.68              7.50          2,456    2009
                                                                                    9.71              5.68          2,456    2008
                                                                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.16            $ 9.24             --    2012
   Class I                                                                          8.84              8.16             --    2011
                                                                                    7.70              8.84             --    2010
                                                                                    6.05              7.70             --    2009
                                                                                    9.68              6.05             --    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.07            $10.42             --    2012
                                                                                    9.18              9.07             --    2011
                                                                                    8.32              9.18             --    2010
                                                                                    6.07              8.32             --    2009
                                                                                    9.79              6.07             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 8.36            $ 9.78             --    2012
                                                                                    8.71              8.36             --    2011
                                                                                    7.98              8.71             --    2010
                                                                                    6.40              7.98             --    2009
                                                                                    9.74              6.40             --    2008
                                                                                   10.00              9.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.42            $10.29        144,601    2012
                                                                                    9.42              9.42        148,893    2011
                                                                                    8.73              9.42        158,885    2010
                                                                                    7.53              8.73        159,993    2009
                                                                                    9.84              7.53        145,259    2008
                                                                                   10.00              9.84          3,504    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 9.23            $10.28         11,022    2012
                                                                                  8.80              9.23         11,856    2011
                                                                                  7.87              8.80         21,256    2010
                                                                                  6.02              7.87         21,780    2009
                                                                                  9.83              6.02         19,158    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $ 7.16            $ 7.91         80,461    2012
                                                                                  7.25              7.16         82,246    2011
                                                                                  6.53              7.25         67,711    2010
                                                                                  5.46              6.53         73,000    2009
                                                                                  9.83              5.46         54,588    2008
                                                                                 10.00              9.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $ 7.69            $ 8.61          3,603    2012
                                                                                  7.92              7.69          3,834    2011
                                                                                  7.37              7.92          3,869    2010
                                                                                  5.19              7.37          1,258    2009
                                                                                  9.70              5.19          1,703    2008
                                                                                 10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $ 8.01            $ 9.54        185,668    2012
                                                                                  8.90              8.01        232,459    2011
                                                                                  7.81              8.90        228,770    2010
                                                                                  5.69              7.81        227,486    2009
                                                                                  9.69              5.69        226,651    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 8.25            $ 9.47        301,574    2012
                                                                                  8.41              8.25        627,983    2011
                                                                                  7.37              8.41        680,230    2010
                                                                                  5.85              7.37        431,273    2009
                                                                                  9.68              5.85        425,379    2008
                                                                                 10.00              9.68             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.23            $10.69        251,597    2012
                                                                                  9.60              9.23        289,127    2011
                                                                                  7.92              9.60        307,091    2010
                                                                                  5.88              7.92         74,623    2009
                                                                                  9.63              5.88         80,784    2008
                                                                                 10.00              9.63          3,177    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 7.79            $ 8.91             --    2012
                                                                                  7.85              7.79             --    2011
                                                                                  6.27              7.85             --    2010
                                                                                  4.81              6.27             --    2009
                                                                                  9.63              4.81             --    2008
                                                                                 10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.04            $12.47          1,583    2012
                                                                                 11.00             11.04          1,919    2011
                                                                                  9.88             11.00             --    2010
                                                                                  8.27              9.88             --    2009
                                                                                  9.99              8.27          1,906    2008
                                                                                 10.00              9.99             --    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.95            $13.45         85,073    2012
                                                                              11.75             11.95        120,504    2011
                                                                              10.43             11.75        134,567    2010
                                                                               7.55             10.43        104,942    2009
                                                                              10.03              7.55        105,313    2008
                                                                              10.00             10.03             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.38            $15.81         14,565    2012
                                                                              12.22             15.38         14,842    2011
                                                                              11.12             12.22         17,987    2010
                                                                              11.82             11.12        112,692    2009
                                                                              10.23             11.82         72,194    2008
                                                                              10.00             10.23          2,846    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.36            $11.84        598,673    2012
                                                                              11.41             11.36        704,331    2011
                                                                              11.01             11.41        797,920    2010
                                                                               9.87             11.01        914,280    2009
                                                                              10.07              9.87        693,196    2008
                                                                              10.00             10.07         17,093    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.73            $13.74        447,526    2012
                                                                              12.48             12.73        496,338    2011
                                                                              11.73             12.48        588,488    2010
                                                                              10.45             11.73        369,159    2009
                                                                              10.13             10.45        278,158    2008
                                                                              10.00             10.13          2,852    2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 8.86            $ 9.65          4,053    2012
                                                                               9.43              8.86          4,124    2011
                                                                               8.92              9.43          4,451    2010
                                                                               5.76              8.92          5,772    2009
                                                                               9.65              5.76          1,582    2008
                                                                              10.00              9.65          4,105    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.10            $10.37             --    2012
                                                                               9.25              9.10             --    2011
                                                                               8.43              9.25             --    2010
                                                                               6.01              8.43             --    2009
                                                                               9.77              6.01             --    2008
                                                                              10.00              9.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $ 8.08            $ 7.72         77,770    2012
                                                                              10.18              8.08         32,666    2011
                                                                               8.11             10.18         39,849    2010
                                                                               4.67              8.11         85,894    2009
                                                                              10.13              4.67         95,244    2008
                                                                              10.00             10.13          1,289    2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $ 9.79            $11.25             --    2012
                                                                               9.73              9.79             --    2011
                                                                               8.34              9.73             --    2010
                                                                               5.57              8.34             --    2009
                                                                               9.75              5.57             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $11.72            $13.89            757    2012
                                                                              12.60             11.72             --    2011
                                                                              10.00             12.60            218    2010
----------------------------------------------------------------------------------------------------------------------------

        PAYMENT OPTIMIZER PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $ 9.46            $10.54            --     2012
                                                                                 9.68              9.46            --     2011
                                                                                 9.04              9.68            --     2010
                                                                                 7.20              9.04            --     2009
                                                                                10.54              7.20            --     2008
                                                                                 9.97             10.54            --     2007
                                                                                10.00              9.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $ 8.71            $ 9.81         2,251     2012
                                                                                 9.57              8.71         2,100     2011
                                                                                 8.69              9.57         2,331     2010
                                                                                 6.59              8.69         3,713     2009
                                                                                11.32              6.59         4,732     2008
                                                                                10.12             11.32         4,969     2007
                                                                                10.00             10.12            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.60            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $ 9.78            $10.85            --     2012
                                                                                10.68              9.78            --     2011
                                                                                 9.13             10.68            --     2010
                                                                                 5.64              9.13            --     2009
                                                                                11.33              5.64            --     2008
                                                                                 9.93             11.33            --     2007
                                                                                10.00              9.93            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $ 8.17            $ 9.50            --     2012
                                                                                 8.53              8.17            --     2011
                                                                                 7.54              8.53            --     2010
                                                                                 6.00              7.54            --     2009
                                                                                 9.56              6.00            --     2008
                                                                                10.01              9.56         4,841     2007
                                                                                10.00             10.01            --     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.30            $10.22         1,120     2012
                                                                                 9.63              9.30         1,210     2011
                                                                                 8.79              9.63         1,287     2010
                                                                                 7.34              8.79         1,351     2009
                                                                                 9.71              7.34           371     2008
                                                                                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $ 6.65            $ 7.65            --     2012
                                                                                 7.04              6.65            --     2011
                                                                                 6.73              7.04            --     2010
                                                                                 4.66              6.73            --     2009
                                                                                 9.91              4.66            --     2008
                                                                                 9.99              9.91            --     2007
                                                                                10.00              9.99            --     2006
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 8.64            $ 9.58         7,443     2012
                                                                                 9.11              8.64         8,152     2011
                                                                                 8.45              9.11         8,761     2010
                                                                                 6.94              8.45        12,453     2009
                                                                                10.17              6.94        13,389     2008
                                                                                10.00             10.17         1,891     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B         $ 7.80            $ 8.63            --     2012
                                                                         10.41              7.80            --     2011
                                                                          8.97             10.41            --     2010
                                                                          5.99              8.97            --     2009
                                                                         11.66              5.99            --     2008
                                                                          9.95             11.66            --     2007
                                                                         10.00              9.95            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B              $ 8.01            $ 9.19            --     2012
                                                                          7.73              8.01            --     2011
                                                                          7.00              7.73            --     2010
                                                                          5.95              7.00            --     2009
                                                                         10.26              5.95            --     2008
                                                                         10.00             10.26            --     2007
                                                                         10.00             10.00            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B            $ 5.04            $ 5.63         6,613     2012
                                                                          6.40              5.04         7,220     2011
                                                                          6.27              6.40         6,971     2010
                                                                          4.77              6.27         6,861     2009
                                                                         10.44              4.77         8,753     2008
                                                                         10.12             10.44        12,558     2007
                                                                         10.00             10.12            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 8.80            $10.04            --     2012
                                                                          9.35              8.80            --     2011
                                                                          8.70              9.35            --     2010
                                                                          6.49              8.70            --     2009
                                                                         11.03              6.49            --     2008
                                                                          9.93             11.03            --     2007
                                                                         10.00              9.93            --     2006
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $11.24            $12.61            --     2012
                                                                         11.03             11.24            --     2011
                                                                          8.26             11.03            --     2010
                                                                          5.98              8.26            --     2009
                                                                         11.24              5.98            --     2008
                                                                         10.11             11.24            --     2007
                                                                         10.00             10.11            --     2006
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                              $12.40            $13.02         2,796     2012
                                                                         11.34             12.40         3,663     2011
                                                                         11.04             11.34         4,879     2010
                                                                         10.24             11.04         7,758     2009
                                                                         10.64             10.24         7,802     2008
                                                                          9.93             10.64            --     2007
                                                                         10.00              9.93            --     2006
-----------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                   $ 8.21            $ 9.14            --     2012
                                                                          8.64              8.21            --     2011
                                                                          7.85              8.64            --     2010
                                                                          6.13              7.85            --     2009
                                                                          9.94              6.13            --     2008
                                                                         10.01              9.94            --     2007
                                                                         10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                        $10.75            $11.57         86,107    2012
                                                                                   11.41             10.75        102,134    2011
                                                                                   10.63             11.41        106,137    2010
                                                                                    8.99             10.63        113,087    2009
                                                                                   11.44              8.99         80,842    2008
                                                                                   10.02             11.44         31,117    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $ 8.46            $ 9.50             --    2012
                                                                                    8.46              8.46             --    2011
                                                                                    7.51              8.46             --    2010
                                                                                    6.07              7.51             --    2009
                                                                                   10.49              6.07             --    2008
                                                                                    9.93             10.49             --    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Value Opportunities V.I. Fund -- Class III Shares                      $ 8.53            $ 9.45             --    2012
                                                                                    8.96              8.53             --    2011
                                                                                    7.14              8.96             --    2010
                                                                                    5.70              7.14             --    2009
                                                                                    9.75              5.70             --    2008
                                                                                   10.08              9.75             --    2007
                                                                                   10.00             10.08             --    2006
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $ 9.57            $10.51             --    2012
                                                                                   10.05              9.57             --    2011
                                                                                    8.46             10.05             --    2010
                                                                                    6.83              8.46             --    2009
                                                                                   11.53              6.83             --    2008
                                                                                   10.04             11.53             --    2007
                                                                                   10.00             10.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $ 7.41            $ 8.53          1,734    2012
   -- Class 2                                                                       9.04              7.41          2,456    2011
                                                                                    8.13              9.04          2,461    2010
                                                                                    6.03              8.13          2,632    2009
                                                                                   11.96              6.03          3,483    2008
                                                                                   10.22             11.96          4,695    2007
                                                                                   10.00             10.22             --    2006
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $10.72            $11.25          1,949    2012
                                                                                   10.68             10.72             --    2011
                                                                                   10.01             10.68             --    2010
                                                                                    7.09             10.01          2,156    2009
                                                                                    9.95              7.09          2,811    2008
                                                                                   10.02              9.95          3,806    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                             $12.53            $14.00             --    2012
                                                                                   12.21             12.53             --    2011
                                                                                   10.91             12.21             --    2010
                                                                                    7.32             10.91             --    2009
                                                                                   10.12              7.32             --    2008
                                                                                   10.03             10.12             --    2007
                                                                                   10.00             10.03             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.25            $ 9.45            --     2012
                                                                          9.76              8.25         3,318     2011
                                                                          8.47              9.76         3,438     2010
                                                                          6.71              8.47         2,550     2009
                                                                         11.81              6.71         3,142     2008
                                                                         10.01             11.81            --     2007
                                                                         10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.01            $11.24         9,423     2012
                                                                         10.64             10.01         9,892     2011
                                                                          9.24             10.64         6,890     2010
                                                                          6.83              9.24         7,777     2009
                                                                         10.60              6.83         6,100     2008
                                                                          9.97             10.60            --     2007
                                                                         10.00              9.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 9.23            $10.48         9,121     2012
                                                                          9.70              9.23            --     2011
                                                                          8.49              9.70            --     2010
                                                                          6.41              8.49            --     2009
                                                                         11.43              6.41            --     2008
                                                                          9.96             11.43         4,124     2007
                                                                         10.00              9.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.73            $10.44            --     2012
                                                                          9.18              8.73            --     2011
                                                                          7.96              9.18            --     2010
                                                                          5.99              7.96            --     2009
                                                                         10.45              5.99            --     2008
                                                                         10.01             10.45            --     2007
                                                                         10.00             10.01            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.80            $ 8.93         4,928     2012
                                                                          7.92              7.80            --     2011
                                                                          7.05              7.92            --     2010
                                                                          5.55              7.05            --     2009
                                                                          9.92              5.55            --     2008
                                                                         10.02              9.92         3,781     2007
                                                                         10.00             10.02            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.53            $ 9.87            --     2012
                                                                          8.61              8.53            --     2011
                                                                          7.68              8.61            --     2010
                                                                          6.18              7.68            --     2009
                                                                         10.88              6.18            --     2008
                                                                          9.95             10.88            --     2007
                                                                         10.00              9.95            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $10.00            $10.65         1,383     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 9.34            $10.45            --     2012
                                                                          9.55              9.34            --     2011
                                                                          7.89              9.55            --     2010
                                                                          6.30              7.89            --     2009
                                                                         12.23              6.30            --     2008
                                                                          9.87             12.23            --     2007
                                                                         10.00              9.87            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                         $10.00            $10.81         2,042     2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $11.81            $12.20          5,385    2012
                                                                                   11.28             11.81             --    2011
                                                                                   10.73             11.28             --    2010
                                                                                    9.50             10.73             --    2009
                                                                                   10.06              9.50             --    2008
                                                                                   10.00             10.06          3,770    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.92            $11.12          3,989    2012
                                                                                   11.38              9.92             --    2011
                                                                                    9.05             11.38             --    2010
                                                                                    6.62              9.05             --    2009
                                                                                   11.21              6.62             --    2008
                                                                                    9.94             11.21          1,679    2007
                                                                                   10.00              9.94             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.29            $10.31             --    2012
                                                                                    9.32              8.29             --    2011
                                                                                    7.54              9.32             --    2010
                                                                                    4.91              7.54             --    2009
                                                                                   10.30              4.91             --    2008
                                                                                    9.99             10.30             --    2007
                                                                                   10.00              9.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.24            $11.28        146,425    2012
                                                                                   10.22             10.24        161,705    2011
                                                                                    9.28             10.22        191,077    2010
                                                                                    7.00              9.28        191,727    2009
                                                                                   10.17              7.00        133,438    2008
                                                                                   10.02             10.17         77,714    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.21            $ 9.26         41,095    2012
                                                                                    8.52              8.21         42,778    2011
                                                                                    7.90              8.52         46,350    2010
                                                                                    6.20              7.90         48,022    2009
                                                                                    9.89              6.20         50,070    2008
                                                                                   10.00              9.89         29,713    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.08            $ 9.03             --    2012
                                                                                    8.35              8.08          3,406    2011
                                                                                    7.67              8.35          3,979    2010
                                                                                    6.23              7.67          6,991    2009
                                                                                   10.12              6.23          8,280    2008
                                                                                   10.00             10.12             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 6.93            $ 8.21             --    2012
                                                                                    7.62              6.93             --    2011
                                                                                    7.26              7.62             --    2010
                                                                                    5.66              7.26             --    2009
                                                                                   10.03              5.66             --    2008
                                                                                   10.02             10.03             --    2007
                                                                                   10.00             10.02             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $ 9.08            $10.07             --    2012
                                                          9.43              9.08             --    2011
                                                          8.64              9.43             --    2010
                                                          7.05              8.64             --    2009
                                                         10.75              7.05             --    2008
                                                          9.98             10.75             --    2007
                                                         10.00              9.98             --    2006
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.04            $11.42             --    2012
                                                         10.53             11.04             --    2011
                                                         10.01             10.53             --    2010
                                                          9.49             10.01             --    2009
                                                         10.23              9.49             --    2008
                                                          9.98             10.23             --    2007
                                                         10.00              9.98             --    2006
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.23            $10.92             --    2012
                                                          9.40              9.23             --    2011
                                                          8.61              9.40             --    2010
                                                          6.34              8.61             --    2009
                                                         10.24              6.34             --    2008
                                                          9.94             10.24             --    2007
                                                         10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $ 9.42            $10.76            687    2012
                                                          8.77              9.42            983    2011
                                                          6.95              8.77          1,280    2010
                                                          5.24              6.95          1,536    2009
                                                          8.37              5.24          2,148    2008
                                                         10.06              8.37             --    2007
                                                         10.00             10.06             --    2006
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 8.66            $ 9.79             --    2012
                                                          8.70              8.66             --    2011
                                                          7.75              8.70             --    2010
                                                          6.27              7.75             --    2009
                                                         10.25              6.27             --    2008
                                                          9.97             10.25          2,744    2007
                                                         10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 9.86            $11.05             --    2012
                                                          9.78              9.86             --    2011
                                                          7.84              9.78             --    2010
                                                          6.13              7.84             --    2009
                                                         10.04              6.13             --    2008
                                                         10.03             10.04             --    2007
                                                         10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.00            $ 9.88        533,060    2012
                                                          9.50              9.00        566,231    2011
                                                          8.88              9.50        618,038    2010
                                                          7.53              8.88        656,374    2009
                                                         10.90              7.53        588,491    2008
                                                          9.99             10.90        327,626    2007
                                                         10.00              9.99          7,225    2006
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 U.S. Equity Fund -- Class 1 Shares                                               $ 8.67            $ 9.82            --     2012
                                                                                    9.13              8.67            --     2011
                                                                                    8.47              9.13            --     2010
                                                                                    6.58              8.47            --     2009
                                                                                   10.52              6.58            --     2008
                                                                                    9.96             10.52            --     2007
                                                                                   10.00              9.96            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Money Market Fund -- Service Shares                                $10.00            $ 9.91            --     2012
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares                                             $11.35            $12.58        13,322     2012
                                                                                   11.45             11.35        13,855     2011
                                                                                   10.82             11.45        10,079     2010
                                                                                    8.81             10.82         6,709     2009
                                                                                   10.74              8.81         5,385     2008
                                                                                    9.95             10.74         1,909     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                $ 9.76            $11.82         1,873     2012
                                                                                   10.72              9.76         1,871     2011
                                                                                   10.30             10.72         2,067     2010
                                                                                    7.21             10.30         6,281     2009
                                                                                   13.24              7.21         8,663     2008
                                                                                    9.91             13.24         3,570     2007
                                                                                   10.00              9.91            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 9.07            $10.51            --     2012
                                                                                    9.08              9.07            --     2011
                                                                                    7.45              9.08            --     2010
                                                                                    5.67              7.45            --     2009
                                                                                    9.76              5.67            --     2008
                                                                                    9.95              9.76            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class         $ 8.77            $ 9.78            --     2012
   II                                                                               8.32              8.77            --     2011
                                                                                    7.59              8.32            --     2010
                                                                                    6.33              7.59            --     2009
                                                                                    9.95              6.33            --     2008
                                                                                   10.00              9.95            --     2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 7.76            $ 8.73            --     2012
   Class I                                                                          8.46              7.76            --     2011
                                                                                    7.42              8.46            --     2010
                                                                                    5.86              7.42            --     2009
                                                                                    9.45              5.86            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.73            $11.10            --     2012
                                                                                    9.91              9.73            --     2011
                                                                                    9.04              9.91            --     2010
                                                                                    6.64              9.04            --     2009
                                                                                   10.78              6.64            --     2008
                                                                                    9.93             10.78            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 8.95            $10.40            --     2012
                                                                       9.38              8.95            --     2011
                                                                       8.65              9.38            --     2010
                                                                       6.99              8.65            --     2009
                                                                      10.70              6.99            --     2008
                                                                       9.95             10.70            --     2007
                                                                      10.00              9.95            --     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $ 9.46            $10.26         3,402     2012
                                                                       9.52              9.46         3,596     2011
                                                                       8.88              9.52         3,900     2010
                                                                       7.71              8.88         6,951     2009
                                                                      10.15              7.71         6,916     2008
                                                                       9.98             10.15         1,883     2007
                                                                      10.00              9.98            --     2006
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $11.33            $12.54            --     2012
                                                                      10.87             11.33            --     2011
                                                                       9.79             10.87            --     2010
                                                                       7.54              9.79            --     2009
                                                                      12.39              7.54            --     2008
                                                                       9.94             12.39            --     2007
                                                                      10.00              9.94            --     2006
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 7.15            $ 7.84         9,752     2012
                                                                       7.29              7.15         9,924     2011
                                                                       6.61              7.29         3,235     2010
                                                                       5.56              6.61         3,500     2009
                                                                      10.08              5.56         3,663     2008
                                                                       9.96             10.08         2,763     2007
                                                                      10.00              9.96            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $ 8.51            $ 9.47            --     2012
                                                                       8.82              8.51            --     2011
                                                                       8.26              8.82            --     2010
                                                                       5.86              8.26            --     2009
                                                                      11.03              5.86            --     2008
                                                                       9.91             11.03            --     2007
                                                                      10.00              9.91            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $ 8.36            $ 9.89         2,232     2012
                                                                       9.34              8.36         3,277     2011
                                                                       8.26              9.34         3,558     2010
                                                                       6.06              8.26         3,886     2009
                                                                      10.38              6.06         5,199     2008
                                                                      10.01             10.38            --     2007
                                                                      10.00             10.01            --     2006
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $ 8.44            $ 9.62         4,592     2012
                                                                       8.65              8.44        13,010     2011
                                                                       7.64              8.65        15,385     2010
                                                                       6.10              7.64         9,775     2009
                                                                      10.17              6.10        12,097     2008
                                                                       9.98             10.17            --     2007
                                                                      10.00              9.98            --     2006
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $ 9.02            $10.39         4,286     2012
                                                                                  9.45              9.02         6,073     2011
                                                                                  7.85              9.45         7,020     2010
                                                                                  5.87              7.85         1,369     2009
                                                                                  9.68              5.87         1,843     2008
                                                                                 10.04              9.68         2,899     2007
                                                                                 10.00             10.04            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $ 8.14            $ 9.24            --     2012
                                                                                  8.25              8.14            --     2011
                                                                                  6.63              8.25            --     2010
                                                                                  5.13              6.63            --     2009
                                                                                 10.33              5.13            --     2008
                                                                                  9.96             10.33            --     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.35            $12.74            --     2012
                                                                                 11.38             11.35            --     2011
                                                                                 10.30             11.38            --     2010
                                                                                  8.67             10.30            --     2009
                                                                                 10.55              8.67            --     2008
                                                                                  9.97             10.55            --     2007
                                                                                 10.00              9.97            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $11.79            $13.18         1,109     2012
                                                                                 11.67             11.79         2,329     2011
                                                                                 10.42             11.67         2,854     2010
                                                                                  7.60             10.42         2,072     2009
                                                                                 10.15              7.60         2,765     2008
                                                                                 10.03             10.15            --     2007
                                                                                 10.00             10.03            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $15.52            $15.85            --     2012
                                                                                 12.41             15.52            --     2011
                                                                                 11.37             12.41            --     2010
                                                                                 12.16             11.37         1,868     2009
                                                                                 10.60             12.16         1,651     2008
                                                                                  9.88             10.60         3,592     2007
                                                                                 10.00              9.88            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $11.53            $11.94         7,344     2012
                                                                                 11.66             11.53         9,477     2011
                                                                                 11.32             11.66        11,389     2010
                                                                                 10.22             11.32        15,132     2009
                                                                                 10.49             10.22        15,846     2008
                                                                                  9.99             10.49        21,696     2007
                                                                                 10.00              9.99            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         $12.97            $13.90         4,732     2012
                                                                                 12.80             12.97         7,052     2011
                                                                                 12.11             12.80         8,661     2010
                                                                                 10.86             12.11         4,414     2009
                                                                                 10.59             10.86         4,647     2008
                                                                                  9.96             10.59         3,588     2007
                                                                                 10.00              9.96            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.57            $10.35            --     2012
                                                                 10.24              9.57            --     2011
                                                                  9.76             10.24            --     2010
                                                                  6.34              9.76            --     2009
                                                                 10.69              6.34            --     2008
                                                                  9.93             10.69         3,490     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.83            $11.12            --     2012
                                                                 10.06              9.83            --     2011
                                                                  9.23             10.06            --     2010
                                                                  6.62              9.23            --     2009
                                                                 10.83              6.62            --     2008
                                                                  9.93             10.83            --     2007
                                                                 10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.15            $10.59           700     2012
                                                                 14.14             11.15            --     2011
                                                                 11.34             14.14            --     2010
                                                                  6.57             11.34           951     2009
                                                                 14.36              6.57         1,648     2008
                                                                  9.94             14.36           671     2007
                                                                 10.00              9.94            --     2006
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $11.05            $12.62            --     2012
                                                                 11.06             11.05            --     2011
                                                                  9.54             11.06            --     2010
                                                                  6.42              9.54            --     2009
                                                                 11.30              6.42            --     2008
                                                                  9.81             11.30            --     2007
                                                                 10.00              9.81            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.61            $13.66            --     2012
                                                                 12.56             11.61            --     2011
                                                                 10.00             12.56            --     2010
---------------------------------------------------------------------------------------------------------------

                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.60            $11.89        281,971    2012
                                                                                10.77             10.60        320,149    2011
                                                                                 9.99             10.77        385,311    2010
                                                                                 7.91              9.99        495,665    2009
                                                                                11.50              7.91        647,977    2008
                                                                                10.80             11.50        767,869    2007
                                                                                10.00             10.80        888,038    2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   $13.79            $15.65        207,495    2012
                                                                                15.06             13.79        253,686    2011
                                                                                13.58             15.06        316,864    2010
                                                                                10.23             13.58        390,153    2009
                                                                                17.47             10.23        431,817    2008
                                                                                15.51             17.47        610,810    2007
                                                                                12.32             15.51        437,760    2006
                                                                                12.32             12.32        221,021    2005
                                                                                10.00             12.32          5,285    2004
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.65        147,097    2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series II shares          $10.41            $11.62         60,254    2012
                                                                                11.29             10.41         74,199    2011
                                                                                 9.59             11.29        117,430    2010
                                                                                 5.88              9.59        127,282    2009
                                                                                11.74              5.88        128,130    2008
                                                                                10.22             11.74        146,498    2007
                                                                                10.12             10.22        174,225    2006
                                                                                10.12             10.12        159,565    2005
                                                                                 9.08             10.12        151,745    2004
                                                                                 7.26              9.08        100,362    2003
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                    $11.83            $13.85        282,783    2012
                                                                                12.27             11.83        360,860    2011
                                                                                10.77             12.27        436,407    2010
                                                                                 8.52             10.77        524,827    2009
                                                                                13.48              8.52        656,354    2008
                                                                                14.02             13.48        908,950    2007
                                                                                12.27             14.02        976,758    2006
                                                                                12.27             12.27        953,093    2005
                                                                                10.35             12.27        743,419    2004
                                                                                 8.04             10.35        377,751    2003
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares           $ 9.59            $10.62         25,915    2012
                                                                                 9.87              9.59         13,946    2011
                                                                                 8.95              9.87         21,693    2010
                                                                                 7.42              8.95         22,909    2009
                                                                                 9.75              7.42         12,976    2008
                                                                                10.00              9.75          1,742    2007
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $11.18            $12.95        119,478    2012
                                                                                11.76             11.18        163,345    2011
                                                                                11.17             11.76        215,206    2010
                                                                                 7.68             11.17        253,797    2009
                                                                                16.21              7.68        310,524    2008
                                                                                16.25             16.21        349,906    2007
                                                                                14.61             16.25        403,664    2006
                                                                                14.61             14.61        444,390    2005
                                                                                12.90             14.61        402,224    2004
                                                                                10.00             12.90        223,480    2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.89            $ 9.93         100,888   2012
                                                                            9.32              8.89          95,567   2011
                                                                            8.58              9.32          89,090   2010
                                                                            7.00              8.58         103,375   2009
                                                                           10.19              7.00         112,127   2008
                                                                           10.00             10.19          71,492   2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $12.03            $13.41          46,191   2012
                                                                           15.95             12.03          63,303   2011
                                                                           13.66             15.95          65,218   2010
                                                                            9.06             13.66          75,439   2009
                                                                           17.52              9.06          86,683   2008
                                                                           14.84             17.52         106,174   2007
                                                                           13.91             14.84          80,088   2006
                                                                           13.91             13.91          84,897   2005
                                                                           13.17             13.91          81,228   2004
                                                                           10.00             13.17          58,401   2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.26            $13.00         741,347   2012
                                                                           10.78             11.26         952,877   2011
                                                                            9.71             10.78       1,299,285   2010
                                                                            8.19              9.71       1,626,444   2009
                                                                           14.03              8.19       1,965,330   2008
                                                                           13.59             14.03       2,313,250   2007
                                                                           11.80             13.59       2,749,367   2006
                                                                           11.80             11.80       3,297,027   2005
                                                                           10.47             11.80       3,655,917   2004
                                                                            8.04             10.47       3,536,951   2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $ 8.28            $ 9.31         358,775   2012
                                                                           10.44              8.28         413,096   2011
                                                                           10.17             10.44         478,820   2010
                                                                            7.69             10.17         631,241   2009
                                                                           16.72              7.69         701,779   2008
                                                                           16.08             16.72       1,105,061   2007
                                                                           12.09             16.08         821,139   2006
                                                                           12.09             12.09         316,268   2005
                                                                           10.00             12.09          18,860   2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 7.19            $ 8.26         287,956   2012
                                                                            7.59              7.19         356,250   2011
                                                                            7.02              7.59         494,513   2010
                                                                            5.20              7.02         623,400   2009
                                                                            8.77              5.20         753,996   2008
                                                                            7.84              8.77         864,445   2007
                                                                            8.02              7.84       1,172,428   2006
                                                                            8.02              8.02       1,307,048   2005
                                                                            6.65              8.02       1,547,005   2004
                                                                            5.47              6.65       1,382,595   2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $12.87            $14.54          74,005   2012
                                                                           12.55             12.87          97,990   2011
                                                                            9.33             12.55         154,616   2010
                                                                            6.71              9.33         144,412   2009
                                                                           12.53              6.71         159,701   2008
                                                                           11.19             12.53         176,048   2007
                                                                           10.29             11.19         199,178   2006
                                                                           10.29             10.29         207,430   2005
                                                                            8.85             10.29         237,089   2004
                                                                            6.05              8.85         216,435   2003
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $12.85            $13.58        269,063    2012
                                                                       11.68             12.85        228,907    2011
                                                                       11.29             11.68        288,545    2010
                                                                       10.40             11.29        355,915    2009
                                                                       10.73             10.40        304,326    2008
                                                                        9.96             10.73         56,343    2007
                                                                        9.96              9.96         40,719    2006
                                                                        9.96              9.96         46,808    2005
                                                                       10.00              9.96             --    2004
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $11.15            $12.50         67,676    2012
                                                                       11.65             11.15         78,869    2011
                                                                       10.52             11.65         96,660    2010
                                                                        8.16             10.52         77,145    2009
                                                                       13.14              8.16        111,666    2008
                                                                       13.15             13.14        206,430    2007
                                                                       10.98             13.15        167,037    2006
                                                                       10.98             10.98         35,061    2005
                                                                       10.00             10.98         19,230    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.06            $15.22        349,314    2012
                                                                       14.82             14.06        400,712    2011
                                                                       13.71             14.82        493,845    2010
                                                                       11.52             13.71        424,748    2009
                                                                       14.57             11.52        586,975    2008
                                                                       12.67             14.57        277,167    2007
                                                                       11.06             12.67         50,256    2006
                                                                       11.06             11.06          6,414    2005
                                                                       10.00             11.06             --    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $10.95            $12.38         66,347    2012
                                                                       10.87             10.95         62,676    2011
                                                                        9.59             10.87         70,964    2010
                                                                        7.69              9.59         69,834    2009
                                                                       13.22              7.69         67,796    2008
                                                                       12.43             13.22         44,543    2007
                                                                       11.81             12.43         41,490    2006
                                                                       11.81             11.81         33,044    2005
                                                                       10.00             11.81         14,204    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $11.75            $13.11         37,077    2012
                                                                       12.26             11.75         71,458    2011
                                                                        9.70             12.26         78,206    2010
                                                                        7.70              9.70         70,287    2009
                                                                       13.07              7.70         93,871    2008
                                                                       13.43             13.07         86,746    2007
                                                                       12.15             13.43         77,865    2006
                                                                       12.15             12.15         55,502    2005
                                                                       10.00             12.15         26,493    2004
---------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                    $14.98            $16.56         142,911   2012
                                                                                   15.63             14.98         184,889   2011
                                                                                   13.06             15.63         231,397   2010
                                                                                   10.47             13.06         276,853   2009
                                                                                   17.57             10.47         353,212   2008
                                                                                   15.19             17.57         411,056   2007
                                                                                   14.54             15.19         452,556   2006
                                                                                   14.54             14.54         395,790   2005
                                                                                   12.35             14.54         282,933   2004
                                                                                   10.00             12.35         175,248   2003
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Variable Portfolio -- Marsico International Opportunities Fund          $16.44            $19.04         190,504   2012
   -- Class 2                                                                      19.93             16.44         245,146   2011
                                                                                   17.80             19.93         315,481   2010
                                                                                   13.10             17.80         378,096   2009
                                                                                   25.84             13.10         477,386   2008
                                                                                   21.93             25.84         687,950   2007
                                                                                   18.08             21.93         571,028   2006
                                                                                   18.08             18.08         410,848   2005
                                                                                   13.38             18.08         354,815   2004
                                                                                   10.00             13.38         112,226   2003
---------------------------------------------------------------------------------------------------------------------------------
DREYFUS
---------------------------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares             $ 7.62            $ 8.39           6,902   2012
                                                                                    7.67              7.62          15,436   2011
                                                                                    6.78              7.67          16,915   2010
                                                                                    5.15              6.78          18,392   2009
                                                                                    7.98              5.15          20,391   2008
                                                                                    7.52              7.98          24,127   2007
                                                                                    6.99              7.52          41,946   2006
                                                                                    6.99              6.99          47,857   2005
                                                                                    6.55              6.99          62,357   2004
                                                                                    5.28              6.55          67,447   2003
---------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                     $12.05            $12.73         412,014   2012
                                                                                   11.94             12.05         418,900   2011
                                                                                   11.11             11.94         539,741   2010
                                                                                    7.82             11.11         629,930   2009
                                                                                   10.90              7.82         656,634   2008
                                                                                   10.90             10.90         869,157   2007
                                                                                   10.49             10.90       1,315,245   2006
                                                                                   10.49             10.49       1,386,994   2005
                                                                                   10.13             10.49         851,848   2004
                                                                                   10.00             10.13         336,033   2003
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                             $18.30            $20.59         257,477   2012
                                                                                   17.71             18.30         284,853   2011
                                                                                   15.73             17.71         371,244   2010
                                                                                   10.48             15.73         466,085   2009
                                                                                   14.40             10.48         503,426   2008
                                                                                   14.18             14.40         774,989   2007
                                                                                   13.02             14.18         882,095   2006
                                                                                   13.02             13.02         886,651   2005
                                                                                   11.92             13.02       1,182,431   2004
                                                                                    9.94             11.92       1,271,502   2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $15.74            $18.14         162,472   2012
                                                                         18.48             15.74         241,964   2011
                                                                         15.94             18.48         299,759   2010
                                                                         12.54             15.94         329,438   2009
                                                                         21.93             12.54         380,892   2008
                                                                         18.47             21.93         438,026   2007
                                                                         16.37             18.47         492,586   2006
                                                                         16.37             16.37         492,961   2005
                                                                         13.30             16.37         365,973   2004
                                                                         10.00             13.30         244,317   2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.06            $13.32          43,846   2012
                                                                         12.60             12.06          69,065   2011
                                                                         11.23             12.60          98,659   2010
                                                                          8.86             11.23         104,499   2009
                                                                         12.66              8.86         102,725   2008
                                                                         11.16             12.66          70,714   2007
                                                                         10.58             11.16          60,663   2006
                                                                         10.58             10.58          49,579   2005
                                                                         10.00             10.58          38,542   2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.81            $12.22          88,588   2012
                                                                         11.42             10.81          83,419   2011
                                                                          9.85             11.42         109,708   2010
                                                                          7.23              9.85         129,334   2009
                                                                         11.16              7.23         115,182   2008
                                                                         10.42             11.16         113,591   2007
                                                                         10.00             10.42          24,876   2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.63            $15.59       1,348,538   2012
                                                                         14.24             13.63       1,518,001   2011
                                                                         12.37             14.24       1,954,478   2010
                                                                          9.28             12.37       2,379,393   2009
                                                                         16.44              9.28       2,797,132   2008
                                                                         14.24             16.44       3,510,594   2007
                                                                         12.98             14.24       3,808,381   2006
                                                                         12.98             12.98       3,663,181   2005
                                                                          9.97             12.98       3,199,392   2004
                                                                          7.90              9.97       2,500,583   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.17            $17.06          23,067   2012
                                                                         14.80             14.17          35,156   2011
                                                                         12.74             14.80          42,672   2010
                                                                          9.53             12.74          51,063   2009
                                                                         16.51              9.53          61,835   2008
                                                                         15.71             16.51          49,866   2007
                                                                         14.02             15.71          59,236   2006
                                                                         14.02             14.02          59,039   2005
                                                                         11.84             14.02          12,019   2004
                                                                         10.00             11.84           5,632   2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $11.07            $12.75         909,207   2012
                                                                  11.17             11.07         979,264   2011
                                                                   9.87             11.17       1,399,832   2010
                                                                   7.72              9.87       1,816,823   2009
                                                                  13.71              7.72       2,127,820   2008
                                                                  13.75             13.71       2,830,957   2007
                                                                  11.65             13.75       3,159,627   2006
                                                                  11.65             11.65       3,364,432   2005
                                                                  10.23             11.65       3,588,328   2004
                                                                   7.99             10.23       3,121,487   2003
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $ 9.67            $11.25         268,247   2012
                                                                   9.69              9.67         330,338   2011
                                                                   8.59              9.69         413,272   2010
                                                                   6.87              8.59         512,064   2009
                                                                  12.01              6.87         597,517   2008
                                                                  10.91             12.01         856,478   2007
                                                                   9.81             10.91         843,183   2006
                                                                   9.81              9.81         994,717   2005
                                                                   8.93              9.81       1,087,098   2004
                                                                   7.35              8.93       1,011,337   2003
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $10.00            $10.72          69,149   2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $ 7.73            $ 8.70         391,776   2012
                                                                   7.85              7.73         492,606   2011
                                                                   6.44              7.85         678,066   2010
                                                                   5.11              6.44         842,569   2009
                                                                   9.85              5.11       1,005,670   2008
                                                                   7.90              9.85       1,206,421   2007
                                                                   7.53              7.90       1,394,378   2006
                                                                   7.53              7.53       1,693,489   2005
                                                                   7.14              7.53       1,794,297   2004
                                                                   5.47              7.14       1,771,749   2003
----------------------------------------------------------------------------------------------------------------
  VIP Growth Stock Portfolio -- Service Class 2                  $10.00            $10.88          52,409   2012
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.18            $12.67         296,727   2012
                                                                  11.56             12.18         159,246   2011
                                                                  10.92             11.56         166,136   2010
                                                                   9.61             10.92         189,862   2009
                                                                  10.11              9.61         127,778   2008
                                                                  10.00             10.11         108,860   2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $20.16            $22.73         610,574   2012
                                                                  22.96             20.16         698,331   2011
                                                                  18.14             22.96         922,626   2010
                                                                  13.19             18.14       1,088,299   2009
                                                                  22.18             13.19       1,487,025   2008
                                                                  19.53             22.18       1,707,385   2007
                                                                  17.65             19.53       1,954,635   2006
                                                                  17.65             17.65       2,191,560   2005
                                                                  12.38             17.65       2,207,419   2004
                                                                   9.09             12.38       1,984,231   2003
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $11.14            $13.93          39,692   2012
                                                                                   12.43             11.14          46,612   2011
                                                                                   10.00             12.43          71,376   2010
                                                                                    6.46             10.00          56,639   2009
                                                                                   13.47              6.46          57,286   2008
                                                                                   12.98             13.47         105,476   2007
                                                                                   11.36             12.98          35,422   2006
                                                                                   11.36             11.36          23,971   2005
                                                                                   10.00             11.36          17,138   2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.79            $14.18         653,580   2012
                                                                                   12.68             12.79         812,600   2011
                                                                                   11.43             12.68         902,882   2010
                                                                                    8.56             11.43       1,030,886   2009
                                                                                   12.37              8.56       1,309,413   2008
                                                                                   12.11             12.37       1,410,686   2007
                                                                                   10.40             12.11       1,040,407   2006
                                                                                   10.40             10.40         193,835   2005
                                                                                   10.00             10.40              --   2004
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.45            $ 9.59         159,122   2012
                                                                                    8.71              8.45         179,248   2011
                                                                                    8.03              8.71         180,713   2010
                                                                                    6.26              8.03         185,893   2009
                                                                                    9.91              6.26         149,298   2008
                                                                                   10.00              9.91          80,224   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.11            $10.25         191,591   2012
                                                                                    9.35              9.11         325,364   2011
                                                                                    8.54              9.35         398,319   2010
                                                                                    6.88              8.54         522,899   2009
                                                                                   11.12              6.88         499,955   2008
                                                                                   10.91             11.12         404,109   2007
                                                                                   10.00             10.91         220,642   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.90            $ 9.42          98,754   2012
                                                                                    8.63              7.90         113,255   2011
                                                                                    8.16              8.63         147,533   2010
                                                                                    6.32              8.16         174,712   2009
                                                                                   11.13              6.32         183,463   2008
                                                                                   11.05             11.13         250,969   2007
                                                                                   10.00             11.05         137,701   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.97            $12.25         252,661   2012
                                                                                   11.32             10.97         306,259   2011
                                                                                   10.31             11.32         363,909   2010
                                                                                    8.35             10.31         503,508   2009
                                                                                   12.65              8.35         605,356   2008
                                                                                   11.67             12.65         707,457   2007
                                                                                   10.06             11.67         768,833   2006
                                                                                   10.06             10.06         860,084   2005
                                                                                    9.10             10.06         883,423   2004
                                                                                    7.45              9.10         755,568   2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $14.86            $15.47         228,114   2012
                                                         14.08             14.86         341,341   2011
                                                         13.30             14.08         426,343   2010
                                                         12.52             13.30         500,623   2009
                                                         13.40             12.52         608,340   2008
                                                         12.99             13.40         751,712   2007
                                                         12.64             12.99         787,393   2006
                                                         12.64             12.64         858,731   2005
                                                         12.35             12.64         871,008   2004
                                                         12.11             12.35         777,647   2003
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.47            $12.46         310,631   2012
                                                         10.59             10.47         413,563   2011
                                                          9.64             10.59         521,984   2010
                                                          7.05              9.64         660,659   2009
                                                         11.31              7.05         801,632   2008
                                                         10.91             11.31         941,818   2007
                                                         10.16             10.91       1,136,438   2006
                                                         10.16             10.16       1,348,141   2005
                                                          9.67             10.16       1,658,130   2004
                                                          7.62              9.67       1,501,667   2003
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $34.26            $39.39         133,518   2012
                                                         31.67             34.26         180,133   2011
                                                         24.95             31.67         201,267   2010
                                                         18.66             24.95         257,035   2009
                                                         29.64             18.66         300,695   2008
                                                         35.36             29.64         355,506   2007
                                                         27.00             35.36         479,704   2006
                                                         27.00             27.00         470,137   2005
                                                         18.82             27.00         432,217   2004
                                                         13.92             18.82         173,564   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.83            $11.20       1,493,296   2012
                                                          9.82              9.83       1,788,261   2011
                                                          8.68              9.82       2,317,584   2010
                                                          6.98              8.68       2,832,523   2009
                                                         11.33              6.98       3,441,149   2008
                                                         10.95             11.33       3,979,278   2007
                                                          9.64             10.95       4,557,583   2006
                                                          9.64              9.64       5,271,003   2005
                                                          8.61              9.64       5,659,983   2004
                                                          6.82              8.61       5,151,099   2003
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.33            $19.55         352,586   2012
                                                         17.07             17.33         492,671   2011
                                                         13.60             17.07         625,393   2010
                                                         10.55             13.60         783,305   2009
                                                         17.18             10.55         938,878   2008
                                                         17.04             17.18       1,159,588   2007
                                                         15.28             17.04       1,361,845   2006
                                                         15.28             15.28       1,551,621   2005
                                                         12.50             15.28       1,644,133   2004
                                                         10.23             12.50       1,344,294   2003
-------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                       $13.08            $14.50       1,048,044   2012
                                                             13.68             13.08       1,298,723   2011
                                                             12.67             13.68       1,719,483   2010
                                                             10.65             12.67       2,161,731   2009
                                                             15.30             10.65       2,557,540   2008
                                                             13.92             15.30       3,278,990   2007
                                                             12.43             13.92       3,366,776   2006
                                                             12.43             12.43       3,381,032   2005
                                                             11.43             12.43       2,518,490   2004
                                                              9.65             11.43       1,115,018   2003
-----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                       $ 9.88            $10.92         639,787   2012
                                                             10.36              9.88         770,120   2011
                                                              9.62             10.36         883,421   2010
                                                              8.11              9.62         977,375   2009
                                                             11.66              8.11       1,141,400   2008
                                                             10.61             11.66       1,025,539   2007
                                                             10.00             10.61         621,120   2006
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $10.88            $12.40         307,882   2012
                                                             11.38             10.88         388,156   2011
                                                             10.48             11.38         460,168   2010
                                                              8.09             10.48         562,748   2009
                                                             12.85              8.09         681,997   2008
                                                             12.08             12.85         849,666   2007
                                                             10.57             12.08         989,980   2006
                                                             10.57             10.57       1,091,014   2005
                                                              9.83             10.57       1,164,537   2004
                                                              8.10              9.83         991,088   2003
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                          $24.94            $29.09          65,885   2012
                                                             27.06             24.94          75,323   2011
                                                             21.98             27.06          91,603   2010
                                                             16.77             21.98          95,948   2009
                                                             27.06             16.77         110,820   2008
                                                             26.63             27.06         134,695   2007
                                                             23.29             26.63         117,222   2006
                                                             23.29             23.29         113,365   2005
                                                             16.91             23.29              --   2004
                                                             13.38             16.91              --   2003
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.94       2,775,802   2012
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $14.26            $15.91         662,785   2012
                                                             14.29             14.26         864,816   2011
                                                             13.42             14.29       1,081,847   2010
                                                             10.86             13.42       1,363,078   2009
                                                             13.14             10.86       1,615,669   2008
                                                             12.10             13.14       1,876,853   2007
                                                             11.13             12.10       2,060,886   2006
                                                             11.13             11.13       2,324,941   2005
                                                              9.85             11.13       2,698,842   2004
                                                              8.79              9.85       2,824,447   2003
-----------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                $ 9.08            $10.46        137,964    2012
                                                          9.38              9.08        183,863    2011
                                                          7.59              9.38        222,318    2010
                                                          5.34              7.59        257,148    2009
                                                          9.65              5.34        325,761    2008
                                                          8.06              9.65        364,325    2007
                                                          7.22              8.06        464,119    2006
                                                          7.22              7.22        525,319    2005
                                                          5.52              7.22        635,937    2004
                                                          4.16              5.52        687,408    2003
-------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                     $10.75            $13.11        263,867    2012
                                                         11.73             10.75        356,537    2011
                                                         11.19             11.73        475,584    2010
                                                          7.78             11.19        655,768    2009
                                                         14.20              7.78        786,493    2008
                                                         10.56             14.20        762,526    2007
                                                          9.83             10.56        593,701    2006
                                                          9.83              9.83        701,341    2005
                                                          7.63              9.83        729,605    2004
                                                          6.45              7.63        722,696    2003
-------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares         $ 4.57            $ 5.36        112,500    2012
                                                          5.08              4.57        185,167    2011
                                                          4.15              5.08        239,245    2010
                                                          2.68              4.15        238,449    2009
                                                          4.87              2.68        280,457    2008
                                                          4.06              4.87        337,829    2007
                                                          3.83              4.06        360,791    2006
                                                          3.83              3.83        437,494    2005
                                                          3.52              3.83        523,062    2004
                                                          2.44              3.52        557,721    2003
-------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                     $ 7.24            $ 8.44        120,087    2012
                                                          7.79              7.24        166,339    2011
                                                          6.92              7.79        185,080    2010
                                                          5.17              6.92        257,483    2009
                                                          8.73              5.17        342,185    2008
                                                          7.73              8.73        399,694    2007
                                                          7.06              7.73        478,604    2006
                                                          7.06              7.06        502,840    2005
                                                          6.72              7.06        598,520    2004
                                                          5.19              6.72        708,129    2003
-------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                  $13.70            $15.26         89,800    2012
                                                         20.56             13.70        117,543    2011
                                                         16.71             20.56        195,071    2010
                                                          9.48             16.71        238,203    2009
                                                         20.15              9.48        287,825    2008
                                                         15.99             20.15        374,893    2007
                                                         11.07             15.99        462,916    2006
                                                         11.07             11.07        528,127    2005
                                                          7.30             11.07        632,651    2004
                                                          5.51              7.30        783,828    2003
-------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Worldwide Portfolio -- Service Shares                                            $ 6.39            $ 7.54        166,258    2012
                                                                                    7.55              6.39        216,874    2011
                                                                                    6.64              7.55        243,061    2010
                                                                                    4.91              6.64        323,589    2009
                                                                                    9.03              4.91        401,230    2008
                                                                                    8.39              9.03        463,371    2007
                                                                                    7.22              8.39        529,435    2006
                                                                                    7.22              7.22        621,710    2005
                                                                                    6.75              7.22        709,108    2004
                                                                                    5.55              6.75        862,248    2003
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $14.94            $17.42         44,550    2012
                                                                                   14.85             14.94         60,387    2011
                                                                                   12.10             14.85         64,456    2010
                                                                                    9.16             12.10         76,433    2009
                                                                                   15.65              9.16         78,132    2008
                                                                                   15.84             15.65         97,259    2007
                                                                                   14.53             15.84        117,202    2006
                                                                                   14.53             14.53        103,020    2005
                                                                                   12.57             14.53         97,226    2004
                                                                                   10.00             12.57         40,786    2003
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class         $ 9.05            $10.16         18,636    2012
   II                                                                               8.53              9.05         10,517    2011
                                                                                    7.73              8.53         30,606    2010
                                                                                    6.40              7.73          4,049    2009
                                                                                    9.99              6.40          6,766    2008
                                                                                   10.00              9.99         12,090    2007
---------------------------------------------------------------------------------------------------------------------------------
 Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 8.01            $ 9.06        110,903    2012
   Class I                                                                          8.67              8.01        144,988    2011
                                                                                    7.55              8.67        176,052    2010
                                                                                    5.93              7.55        190,715    2009
                                                                                    9.50              5.93        220,939    2008
                                                                                   10.00              9.50        277,036    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 7.46            $ 8.57        181,595    2012
                                                                                    7.55              7.46        216,122    2011
                                                                                    6.84              7.55        262,017    2010
                                                                                    4.99              6.84        388,103    2009
                                                                                    8.04              4.99        496,571    2008
                                                                                    7.36              8.04        579,284    2007
                                                                                    6.97              7.36        640,520    2006
                                                                                    6.97              6.97        767,848    2005
                                                                                    6.33              6.97        867,863    2004
                                                                                    5.24              6.33        825,604    2003
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Trust Series -- Service Class Shares                            $ 9.27            $10.84        168,141    2012
                                                                                    9.65              9.27        193,356    2011
                                                                                    8.84              9.65        247,317    2010
                                                                                    7.09              8.84        313,110    2009
                                                                                   10.79              7.09        381,088    2008
                                                                                    9.96             10.79        439,913    2007
                                                                                    8.98              9.96        513,115    2006
                                                                                    8.98              8.98        550,802    2005
                                                                                    7.79              8.98        596,002    2004
                                                                                    6.49              7.79        636,942    2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $11.91            $14.17         177,650   2012
                                                                      13.51             11.91         258,229   2011
                                                                      10.10             13.51         369,577   2010
                                                                       6.29             10.10         425,542   2009
                                                                      10.57              6.29         522,414   2008
                                                                      10.50             10.57         593,023   2007
                                                                       9.45             10.50         752,108   2006
                                                                       9.45              9.45         898,313   2005
                                                                       8.74              9.45       1,060,709   2004
                                                                       6.65              8.74       1,103,765   2003
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $11.11            $12.13         147,969   2012
                                                                      11.11             11.11         181,473   2011
                                                                      10.29             11.11         201,001   2010
                                                                       8.88             10.29         226,161   2009
                                                                      11.61              8.88         256,264   2008
                                                                      11.35             11.61         352,495   2007
                                                                      10.32             11.35         301,075   2006
                                                                      10.32             10.32         172,751   2005
                                                                      10.00             10.32              --   2004
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $17.55            $19.56         229,216   2012
                                                                      16.74             17.55         337,968   2011
                                                                      14.98             16.74         438,537   2010
                                                                      11.45             14.98         524,340   2009
                                                                      18.70             11.45         659,273   2008
                                                                      14.89             18.70         812,483   2007
                                                                      11.55             14.89         921,103   2006
                                                                      11.55             11.55         984,668   2005
                                                                       7.87             11.55         909,963   2004
                                                                       5.90              7.87         769,858   2003
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 9.05            $ 9.99         116,591   2012
                                                                       9.16              9.05         139,741   2011
                                                                       8.25              9.16         170,427   2010
                                                                       6.89              8.25         146,812   2009
                                                                      12.42              6.89         183,387   2008
                                                                      12.19             12.42         233,738   2007
                                                                      11.17             12.19         192,181   2006
                                                                      11.17             11.17         188,616   2005
                                                                      10.00             11.17          91,270   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.55            $14.06          80,377   2012
                                                                      12.92             12.55         100,339   2011
                                                                      12.03             12.92         125,370   2010
                                                                       8.48             12.03         148,774   2009
                                                                      15.84              8.48         178,630   2008
                                                                      14.13             15.84         221,153   2007
                                                                      13.33             14.13         219,660   2006
                                                                      13.33             13.33         222,944   2005
                                                                      12.30             13.33         276,251   2004
                                                                      10.00             12.30         141,887   2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                               NUMBER OF
                                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $12.98            $15.46         667,545   2012
                                                                                 14.41             12.98         875,275   2011
                                                                                 12.65             14.41       1,074,221   2010
                                                                                  9.22             12.65       1,308,627   2009
                                                                                 15.70              9.22       1,553,196   2008
                                                                                 15.03             15.70       1,799,795   2007
                                                                                 13.01             15.03       1,948,300   2006
                                                                                 13.01             13.01       1,980,283   2005
                                                                                  9.90             13.01       1,975,557   2004
                                                                                  7.04              9.90       1,684,197   2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $ 9.70            $11.14         511,054   2012
                                                                                  9.89              9.70         752,178   2011
                                                                                  8.67              9.89         958,667   2010
                                                                                  6.88              8.67         994,610   2009
                                                                                 11.39              6.88       1,105,835   2008
                                                                                 11.10             11.39       1,066,533   2007
                                                                                  9.83             11.10       1,211,289   2006
                                                                                  9.83              9.83       1,311,178   2005
                                                                                  8.78              9.83       1,404,977   2004
                                                                                  7.06              8.78       1,369,810   2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares         $18.23            $21.11         189,818   2012
                                                                                 18.96             18.23         241,280   2011
                                                                                 15.65             18.96         318,718   2010
                                                                                 11.61             15.65         285,805   2009
                                                                                 19.03             11.61         337,618   2008
                                                                                 19.60             19.03         411,814   2007
                                                                                 17.36             19.60         453,541   2006
                                                                                 17.36             17.36         390,728   2005
                                                                                 13.70             17.36         325,250   2004
                                                                                 10.00             13.70         179,885   2003
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                 $13.28            $15.19          59,912   2012
                                                                                 13.38             13.28          79,516   2011
                                                                                 10.69             13.38          95,543   2010
                                                                                  8.21             10.69         100,437   2009
                                                                                 16.41              8.21         106,270   2008
                                                                                 15.72             16.41         120,129   2007
                                                                                 15.55             15.72         151,351   2006
                                                                                 15.55             15.55         157,401   2005
                                                                                 11.99             15.55         143,872   2004
                                                                                 10.00             11.99          98,783   2003
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $12.61            $14.25         169,804   2012
                                                                                 12.57             12.61         177,240   2011
                                                                                 11.29             12.57         194,302   2010
                                                                                  9.45             11.29         159,186   2009
                                                                                 11.41              9.45         136,191   2008
                                                                                 10.71             11.41         123,917   2007
                                                                                 10.41             10.71         116,852   2006
                                                                                 10.41             10.41          50,984   2005
                                                                                 10.00             10.41              --   2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares       $15.80            $17.25          81,402   2012
                                                                                   15.03             15.80         101,984   2011
                                                                                   14.08             15.03         117,537   2010
                                                                                   12.37             14.08         152,785   2009
                                                                                   12.87             12.37         187,706   2008
                                                                                   12.62             12.87         245,163   2007
                                                                                   12.54             12.62         273,266   2006
                                                                                   12.54             12.54         290,962   2005
                                                                                   11.66             12.54         272,789   2004
                                                                                   11.58             11.66         299,903   2003
---------------------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares                              $17.29            $19.46         552,169   2012
                                                                                   16.99             17.29         624,902   2011
                                                                                   15.08             16.99         850,602   2010
                                                                                   10.92             15.08       1,053,773   2009
                                                                                   14.50             10.92       1,216,889   2008
                                                                                   14.23             14.50       1,519,314   2007
                                                                                   13.25             14.23       1,745,663   2006
                                                                                   13.25             13.25       1,946,082   2005
                                                                                   11.98             13.25       2,162,053   2004
                                                                                    9.91             11.98       1,984,037   2003
---------------------------------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio -- Administrative Class Shares               $22.64            $23.27         381,663   2012
                                                                                   17.99             22.64         481,129   2011
                                                                                   16.37             17.99         618,307   2010
                                                                                   17.39             16.37         880,562   2009
                                                                                   15.06             17.39       1,090,944   2008
                                                                                   13.94             15.06       1,159,761   2007
                                                                                   13.99             13.94       1,211,447   2006
                                                                                   13.99             13.99       1,408,930   2005
                                                                                   12.81             13.99       1,533,481   2004
                                                                                   12.53             12.81       1,812,531   2003
---------------------------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares                            $12.19            $12.71         518,812   2012
                                                                                   12.25             12.19         751,487   2011
                                                                                   11.82             12.25         717,762   2010
                                                                                   10.59             11.82         831,965   2009
                                                                                   10.80             10.59         577,373   2008
                                                                                   10.22             10.80         559,206   2007
                                                                                    9.98             10.22         123,239   2006
                                                                                    9.98              9.98          84,504   2005
                                                                                   10.00              9.98              --   2004
---------------------------------------------------------------------------------------------------------------------------------
 Total Return Portfolio -- Administrative Class Shares                            $17.33            $18.70       1,785,036   2012
                                                                                   16.99             17.33       2,045,176   2011
                                                                                   15.96             16.99       2,734,450   2010
                                                                                   14.22             15.96       3,178,817   2009
                                                                                   13.78             14.22       3,206,095   2008
                                                                                   12.87             13.78       3,466,049   2007
                                                                                   12.59             12.87       3,733,384   2006
                                                                                   12.59             12.59       3,978,152   2005
                                                                                   12.09             12.59       4,166,435   2004
                                                                                   11.69             12.09       4,233,517   2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.63            $20.28          56,803   2012
                                                                 19.81             18.63          87,688   2011
                                                                 18.74             19.81         103,598   2010
                                                                 12.09             18.74         126,898   2009
                                                                 20.27             12.09         139,906   2008
                                                                 18.70             20.27         193,406   2007
                                                                 16.72             18.70         151,223   2006
                                                                 16.72             16.72         102,096   2005
                                                                 12.33             16.72          44,401   2004
                                                                 10.00             12.33          11,577   2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.36            $10.66          29,596   2012
                                                                  9.51              9.36          45,577   2011
                                                                  8.67              9.51          43,420   2010
                                                                  6.17              8.67          62,711   2009
                                                                 10.04              6.17          93,086   2008
                                                                  9.14             10.04          56,448   2007
                                                                  9.16              9.14          58,416   2006
                                                                  9.16              9.16          79,118   2005
                                                                  7.59              9.16          48,383   2004
                                                                  5.95              7.59          32,532   2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.64            $19.73         142,080   2012
                                                                 26.00             20.64         243,106   2011
                                                                 20.71             26.00         304,941   2010
                                                                 11.93             20.71         364,123   2009
                                                                 25.88             11.93         276,178   2008
                                                                 17.80             25.88         299,262   2007
                                                                 14.85             17.80         215,427   2006
                                                                 14.85             14.85         105,453   2005
                                                                 10.00             14.85              --   2004
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $ 6.25            $ 7.19         141,164   2012
                                                                  6.22              6.25         207,917   2011
                                                                  5.33              6.22         206,049   2010
                                                                  3.56              5.33         264,613   2009
                                                                  6.23              3.56         290,017   2008
                                                                  5.37              6.23         311,947   2007
                                                                  5.15              5.37         385,223   2006
                                                                  5.15              5.15       1,545,088   2005
                                                                  4.81              5.15         960,416   2004
                                                                  3.36              4.81         456,660   2003
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $11.72            $13.89          21,682   2012
                                                                 12.60             11.72          49,611   2011
                                                                 10.00             12.60          47,560   2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-4

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money
     Market Fund................................................................ B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, May 1, 2013, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Commonwealth Extra" in our marketing materials. This contract (Commonwealth Extra) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

THE ALGER PORTFOLIOS:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Growth and Income Portfolio -- Class B

FEDERATED INSURANCE SERIES:

Federated High Income Bond Fund II -- Primary Shares
Federated Managed Tail Risk Fund II -- Primary Shares (formerly, Federated
  Capital Appreciation Fund II -- Primary Shares)
Federated Managed Volatility Fund II


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class
VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Foreign Securities Fund -- Class 1 Shares

GE INVESTMENTS FUNDS, INC.:
Income Fund -- Class 1 Shares


Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund

Goldman Sachs Money Market Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Institutional Shares
Enterprise Portfolio -- Institutional Shares
Flexible Bond Portfolio -- Institutional Shares

Forty Portfolio -- Institutional Shares

Global Research Portfolio -- Institutional Shares (formerly, Worldwide
  Portfolio -- Institutional Shares)

Global Technology Portfolio -- Service Shares
Janus Portfolio -- Institutional Shares
Overseas Portfolio -- Institutional Shares



LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Equity Income Portfolio -- Class II (formerly, Legg Mason
  ClearBridge Variable Equity Income Builder Portfolio -- Class I)
ClearBridge Variable Large Cap Value Portfolio -- Class I (formerly, Legg Mason
  ClearBridge Variable Large Cap Value Portfolio -- Class I)


LEGG MASON PARTNERS VARIABLE INCOME TRUST:

Western Asset Variable Strategic Bond Portfolio -- Class I (formerly, Legg
  Mason Western Asset Variable Strategic Bond Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:


Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares

Oppenheimer Capital Income Fund/VA (formerly, Oppenheimer Balanced Fund/VA --
  Non-Service Shares)

Oppenheimer Core Bond Fund/VA -- Non-Service Shares

Oppenheimer Discovery Mid Cap Growth Fund/VA (formerly, Oppenheimer Small- &
  Mid-Cap Growth Fund/VA -- Non-Service Shares)
Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares (formerly,
  Oppenheimer High Income Fund/VA -- Non-Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
Total Return Portfolio -- Administrative Class Shares

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS.................................................  6

FEE TABLES..................................................  7
   Example..................................................  9

SYNOPSIS....................................................  9

CONDENSED FINANCIAL INFORMATION............................. 12

THE COMPANY................................................. 12

FINANCIAL CONDITION OF THE COMPANY.......................... 12

THE SEPARATE ACCOUNT........................................ 13
   The Portfolios........................................... 13
   Subaccounts.............................................. 15
   Voting Rights............................................ 20

THE GUARANTEE ACCOUNT....................................... 20

CHARGES AND OTHER DEDUCTIONS................................ 21
   Transaction Expenses..................................... 22
       Surrender Charge..................................... 22
       Exceptions to the Surrender Charge................... 22
   Deductions from the Separate Account..................... 22
   Charge for the Optional Guaranteed Minimum Death Benefit. 23
   Other Charges............................................ 23

THE CONTRACT................................................ 23
   Purchase of the Contract................................. 23
   Ownership................................................ 24
   Assignment............................................... 25
   Premium Payments......................................... 25
   Valuation Day and Valuation Period....................... 25
   Allocation of Premium Payments........................... 25
   Bonus Credits............................................ 26
   Valuation of Accumulation Units.......................... 26

TRANSFERS................................................... 26
   Transfers Before the Maturity Date....................... 26
   Transfers from the Guarantee Account to the Subaccounts.. 26
   Transfers from the Subaccounts to the Guarantee Account.. 27
   Transfers Among the Subaccounts.......................... 27
   Telephone/Internet Transactions.......................... 27
   Confirmation of Transactions............................. 28
   Special Note on Reliability.............................. 28
   Transfers by Third Parties............................... 28
   Special Note on Frequent Transfers....................... 29
   Dollar Cost Averaging Program............................ 30
   Portfolio Rebalancing Program............................ 31
   Guarantee Account Interest Sweep Program................. 31


SURRENDERS AND PARTIAL SURRENDERS.............................................  32
   Surrenders and Partial Surrenders..........................................  32
   Restrictions on Distributions From Certain Contracts.......................  32
   Systematic Withdrawal Program..............................................  33

DEATH OF OWNER AND/OR ANNUITANT...............................................  34
   Death Benefit at Death of Any Annuitant Before the Maturity Date...........  34
   Basic Death Benefit........................................................  34
   Optional Guaranteed Minimum Death Benefit..................................  35
   When We Calculate the Death Benefit........................................  36
   Death of an Owner or Joint Owner Before the Maturity Date..................  36
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  39

INCOME PAYMENTS...............................................................  39
   Optional Payment Plans.....................................................  40
   Variable Income Payments...................................................  41
   Transfers After the Maturity Date..........................................  41

TAX MATTERS...................................................................  41
   Introduction...............................................................  41
   Taxation of Non-Qualified Contracts........................................  41
   Section 1035 Exchanges.....................................................  44
   Qualified Retirement Plans.................................................  44
   Federal Income Tax Withholding.............................................  48
   State Income Tax Withholding...............................................  48
   Tax Status of the Company..................................................  48
   Federal Estate, Gift and Generation-Skipping Transfer Taxes................  49
   Federal Defense of Marriage Act............................................  49
   Annuity Purchases by Residents of Puerto Rico..............................  49
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...........  49
   Foreign Tax Credits........................................................  49
   Changes in the Law.........................................................  49

REQUESTING PAYMENTS...........................................................  49

SALES OF THE CONTRACTS........................................................  50

ADDITIONAL INFORMATION........................................................  52
   Owner Questions............................................................  52
   Return Privilege...........................................................  52
   State Regulation...........................................................  52
   Evidence of Death, Age, Gender, Marital Status or Survival.................  52
   Records and Reports........................................................  52
   Other Information..........................................................  52
   Legal Proceedings..........................................................  52

APPENDIX A.................................................................... A-1
   Examples -- Death Benefit Calculations..................................... A-1

APPENDIX B.................................................................... B-1
   Condensed Financial Information............................................ B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed     Surrender Charge as a
 payments surrendered)                             Years Since We Received Percentage of the Premium
                                                   the Premium Payment     Payment Surrendered/1/
                                                   -------------------------------------------------
                                                              0                       8%
                                                              1                       8%
                                                              2                       7%
                                                              3                       6%
                                                              4                       5%
                                                              5                       4%
                                                              6                       3%
                                                              7                       2%
                                                          8 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------
 Mortality and Expense Risk Charge           1.30%
---------------------------------------------------
 Administrative Expense Charge               0.25%
---------------------------------------------------
OPTIONAL BENEFITS/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Rider                          0.35%/3/
---------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                 1.90%/4/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider. If the Optional Guaranteed Minimum Death Benefit Rider was not elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.25%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.38%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,154      $1,944      $2,659       $4,513


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $398       $1,277      $2,171       $4,473


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $434       $1,314      $2,209       $4,513


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount).

If the Optional Guaranteed Minimum Death Benefit Rider is not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

ARE THERE ANY RISKS TO PURCHASING A DEATH BENEFIT RIDER OPTION? Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.



                      SUBACCOUNT                                    INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS  ALGER LARGE CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                      -- CLASS I-2 SHARES
                      ------------------------------------------------------------------------------
                      ALGER SMALL CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                      -- CLASS I-2 SHARES
                      ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN                   Long-term growth of capital.
VARIABLE PRODUCTS     GROWTH AND INCOME PORTFOLIO --
SERIES FUND, INC.     CLASS B
                      ------------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                          high-yield, lower-rated corporate
                                                          bonds commonly referred to as "junk
                                                          bonds."
                      ------------------------------------------------------------------------------
                      FEDERATED MANAGED TAIL RISK         The Fund's investment objective is
                      FUND II -- PRIMARY SHARES           capital appreciation.
                      (FORMERLY, FEDERATED CAPITAL
                      APPRECIATION FUND II -- PRIMARY
                      SHARES)
                      ------------------------------------------------------------------------------
                      FEDERATED MANAGED VOLATILITY        Seeks high current income and
                      FUND II                             moderate capital appreciation.


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --    Seeks to obtain high total return with
INSURANCE PRODUCTS    INITIAL CLASS                       reduced risk over the long term by
FUND                                                      allocating its assets among stocks,
                                                          bonds and short-term instruments.








                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                      INITIAL CLASS
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                      INITIAL CLASS                       will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                      CLASS
                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO       Seeks high total return through a
                      -- INITIAL CLASS                    combination of current income and
                                                          capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP GROWTH                          Seeks to provide capital growth.
                      OPPORTUNITIES PORTFOLIO -- INITIAL
                      CLASS
                      ------------------------------------------------------------------------------


                                               ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                        AS APPLICABLE)
----------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

----------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

----------------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


----------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high-yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
----------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation.                     Company of Pennsylvania (subadvised
       by Federated Investment Management
       Company)

----------------------------------------------------------------------------------
Seeks high current income and             Federated Global Investment
moderate capital appreciation.            Management Corp. (subadvised by
                                          Federated Investment Management
                                          Company)
----------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by Fidelity
allocating its assets among stocks,       Investments Money Management, Inc.
bonds and short-term instruments.         (FIMM), FMR Co., Inc. (FMRC),
                                          Fidelity Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity Investments
                                          Japan Limited (FIJ))
----------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
----------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
----------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
----------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
capital appreciation.
----------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)

----------------------------------------------------------------------------------


                    SUBACCOUNT                                   INVESTMENT OBJECTIVE
                    -----------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                    CLASS 2
                    -----------------------------------------------------------------------------
                    VIP OVERSEAS PORTFOLIO -- INITIAL  Seeks long-term growth of capital.
                    CLASS

                    -----------------------------------------------------------------------------
FRANKLIN TEMPLETON  TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
VARIABLE INSURANCE  FUND -- CLASS 1 SHARES             fund normally invests at least 80% of
PRODUCTS TRUST                                         its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets.
                    -----------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                            with prudent investment management
                                                       and the preservation of capital.
                    -----------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                    CLASS 1 SHARES                     future income rather than current
                                                       income.
                    -----------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    -----------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Composite Stock Index.
                    -----------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES





                    -----------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                    SHARES                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    -----------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    -----------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
VARIABLE INSURANCE  FUND -- INSTITUTIONAL SHARES
TRUST
                    -----------------------------------------------------------------------------
                    GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
                    FUND
                    -----------------------------------------------------------------------------
                    GOLDMAN SACHS MONEY MARKET         Maximize current income consistent
                    FUND -- SERVICE SHARES             with the preservation of capital.
                    -----------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and FIJ)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
                                          (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                          and FIJ)
--------------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
--------------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
--------------------------------------------------------------------------------
Seeks long-term growth of capital and     GE Asset Management Incorporated
future income rather than current
income.
--------------------------------------------------------------------------------
Seeks maximum total return through        GE Asset Management Incorporated
current income and capital                (subadvised by Urdang Securities
appreciation.                             Management, Inc.)
--------------------------------------------------------------------------------
Seeks growth of capital and               GE Asset Management Incorporated
accumulation of income that               (subadvised by SSgA Funds
corresponds to the investment return of   Management, Inc.)
the S&P 500(R) Composite Stock Index.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated
                                          (subadvised by Palisade Capital
                                          Management L.L.C., Champlain
                                          Investment Partners, LLC, GlobeFlex
                                          Capital, LP, Kennedy Capital
                                          Management, Inc. and SouthernSun
                                          Asset Management, Inc.)
--------------------------------------------------------------------------------
Seeks the highest total return,           GE Asset Management Incorporated
composed of current income and            (subadvised by BlackRock Investment
capital appreciation, as is consistent    Management, LLC)
with prudent investment risk.
--------------------------------------------------------------------------------
Seeks long-term growth of capital.        GE Asset Management Incorporated

--------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
 L.P.

--------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Goldman Sachs Asset Management,
                                          L.P.
--------------------------------------------------------------------------------
Maximize current income consistent        Goldman Sachs Asset Management,
with the preservation of capital.         L.P.
--------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       SUBACCOUNT                                     INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO --                Seeks long-term capital growth,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO --                   A non-diversified portfolio/1/ that seeks
                       INSTITUTIONAL SHARES                 long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL RESEARCH PORTFOLIO --         Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES (FORMERLY,
                       WORLDWIDE PORTFOLIO --
                       INSTITUTIONAL SHARES)
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO --                   Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE ALL CAP         Seeks long-term growth of capital
VARIABLE EQUITY TRUST  VALUE PORTFOLIO -- CLASS I           current income is a secondary
                       (FORMERLY, LEGG MASON                objective.
                       CLEARBRIDGE VARIABLE LARGE CAP
                       VALUE PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------------
                       CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of current income.
                       INCOME PORTFOLIO -- CLASS II         Long-term capital appreciation is a
                       (FORMERLY, LEGG MASON                secondary objective.
                       CLEARBRIDGE VARIABLE EQUITY
                       INCOME BUILDER PORTFOLIO --
                       CLASS I)
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    WESTERN ASSET VARIABLE STRATEGIC     Seeks to maximize total return,
VARIABLE INCOME TRUST  BOND PORTFOLIO -- CLASS I            consistent with the preservation of
                       (FORMERLY, LEGG MASON WESTERN        capital.
                       ASSET VARIABLE STRATEGIC BOND
                       PORTFOLIO -- CLASS I)
                       --------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) NEW DISCOVERY SERIES --       The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES                 seek capital appreciation.
                       --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER CAPITAL                  The Fund seeks capital appreciation.
ACCOUNT FUNDS          APPRECIATION FUND/VA --
                       NON-SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL INCOME           The Fund seeks total return.
                       FUND/VA -- SERVICE SHARES
                       (FORMERLY, OPPENHEIMER BALANCED
                       FUND/VA -- NON-SERVICE SHARES)
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                The Fund seeks total return.
                       FUND/VA -- NON-SERVICE SHARES
                       --------------------------------------------------------------------------------
                       OPPENHEIMER DISCOVERY MID CAP        The Fund seeks capital appreciation.
                       GROWTH FUND/VA -- SERVICE
                       SHARES (FORMERLY, OPPENHEIMER
                       SMALL- & MID-CAP GROWTH
                       FUND/VA -- NON-SERVICE SHARES)
                       --------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC



-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital          Legg Mason Partners Fund Advisor,
current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC)


-----------------------------------------------------------------------------
Seeks a high level of current income.      Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a        LLC (subadvised by ClearBridge
secondary objective.                       Investments, LLC)



-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by ClearBridge
capital.                                   Advisors, LLC, Western Asset
       Management Company and Western
       Asset Management Company Limited)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.



-----------------------------------------------------------------------------
The Fund seeks total return.               OFI Global Asset Management, Inc.

-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.




-----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                              INVESTMENT OBJECTIVE                     AS APPLICABLE)
                 -----------------------------------------------------------------------------------------------------------
                 OPPENHEIMER GLOBAL STRATEGIC   The Fund seeks total return.             OFI Global Asset Management, Inc.
                 INCOME FUND/VA -- NON-SERVICE
                 SHARES (FORMERLY, OPPENHEIMER
                 HIGH INCOME FUND/VA --
                 NON-SERVICE SHARES)
                 -----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   TOTAL RETURN PORTFOLIO --      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  ADMINISTRATIVE CLASS SHARES    consistent with preservation of capital  Company LLC
                                                and prudent investment management.
                 -----------------------------------------------------------------------------------------------------------


Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR

PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are GE Investment Funds, Inc. -- Total Return Fund -- Class 1 Shares and PIMCO Variable Insurance Trust -- Total Return Portfolio -- Administrative Class Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series and MFS(R) Variable Insurance Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees.

Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of

1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGE FOR THE OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

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




We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee

       Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust. -- Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or


  . when the assets of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum

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number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan

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sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost

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Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Optional Guaranteed Minimum Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit is available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

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The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and


   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.


We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.


For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the increase factor is equal to the lesser of:


   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

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   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit and the Optional Guaranteed Minimum Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as

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


     of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

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Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

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DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured

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


between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life

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



Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a

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


qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

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



A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions

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



(e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat under certain circumstances partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this

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contract for its death benefits, income benefits and other non-tax benefits.
Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

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In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments.

These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

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Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for

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federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all

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required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered

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representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2012, 2011 and 2010, $51.2 million, $49.5 million and $59.7 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Commonwealth Extra) is no longer offered or sold.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER
INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

ANNUITANT'S END OF CONTRACT     BASIC
    AGE      YEAR   VALUE   DEATH BENEFIT
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------


Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        PREMIUM CONTRACT     BASIC
 DATE   PAYMENT  VALUE   DEATH BENEFIT
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%



                                                                                                  NUMBER OF
                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares             $ 9.45            $10.22       1,113,363   2012
                                                                     9.63              9.45       1,298,113   2011
                                                                     8.63              9.63       1,557,130   2010
                                                                     5.94              8.63       1,811,361   2009
                                                                    11.20              5.94       2,116,861   2008
                                                                     9.48             11.20       2,820,787   2007
                                                                     9.16              9.48       3,630,140   2006
                                                                     8.30              9.16       4,279,123   2005
                                                                     8.00              8.30       5,542,621   2004
                                                                     6.01              8.00       6,580,808   2003
------------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares             $11.42            $12.64         835,209   2012
                                                                    11.98             11.42         980,775   2011
                                                                     9.71             11.98       1,130,433   2010
                                                                     6.78              9.71       1,261,379   2009
                                                                    12.89              6.78       1,405,768   2008
                                                                    11.17             12.89       1,982,978   2007
                                                                     9.45             11.17       2,556,766   2006
                                                                     8.21              9.45       2,856,140   2005
                                                                     7.16              8.21       3,211,451   2004
                                                                     5.11              7.16       3,664,513   2003
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         $11.26            $13.00         254,653   2012
                                                                    10.78             11.26         319,769   2011
                                                                     9.71             10.78         405,064   2010
                                                                     8.19              9.71         402,048   2009
                                                                    14.03              8.19         459,107   2008
                                                                    13.59             14.03         750,880   2007
                                                                    11.80             13.59       1,054,318   2006
                                                                    11.46             11.80       1,042,945   2005
                                                                    10.47             11.46       1,302,553   2004
                                                                     8.04             10.47         912,823   2003
------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------
  Federated Capital Appreciation Fund II -- Primary Shares         $10.02            $10.87         272,802   2012
                                                                    10.75             10.02         326,051   2011
                                                                    10.00             10.75         370,759   2010
------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         $16.63            $18.78         465,248   2012
                                                                16.07             16.63         536,478   2011
                                                                14.22             16.07         667,471   2010
                                                                 9.45             14.22         776,589   2009
                                                                12.97              9.45         772,041   2008
                                                                12.74             12.97       1,122,835   2007
                                                                11.68             12.74       1,447,942   2006
                                                                11.55             11.68       1,686,564   2005
                                                                10.62             11.55       2,127,152   2004
                                                                 8.83             10.62       2,393,635   2003
--------------------------------------------------------------------------------------------------------------
  Federated Managed Volatility Fund II                         $10.52            $11.76         228,284   2012
                                                                10.20             10.52         233,854   2011
                                                                 9.24             10.20         258,934   2010
                                                                 7.32              9.24         322,765   2009
                                                                 9.33              7.32         381,416   2008
                                                                 9.11              9.33         464,232   2007
                                                                 8.00              9.11         641,126   2006
                                                                 7.65              8.00         613,632   2005
                                                                 7.07              7.65         727,283   2004
                                                                 5.95              7.07         816,840   2003
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             $12.39            $13.72         315,533   2012
                                                                12.92             12.39         413,736   2011
                                                                11.48             12.92         575,241   2010
                                                                 9.03             11.48         564,272   2009
                                                                12.87              9.03         651,708   2008
                                                                11.32             12.87         842,290   2007
                                                                10.71             11.32       1,100,029   2006
                                                                10.46             10.71       1,266,821   2005
                                                                10.07             10.46       1,494,314   2004
                                                                 8.67             10.07       1,647,701   2003
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 $14.71            $16.86       2,526,336   2012
                                                                15.33             14.71       2,932,775   2011
                                                                13.28             15.33       3,495,831   2010
                                                                 9.94             13.28       4,064,114   2009
                                                                17.56              9.94       5,003,315   2008
                                                                15.17             17.56       7,257,866   2007
                                                                13.79             15.17       9,122,691   2006
                                                                11.98             13.79       9,816,240   2005
                                                                10.54             11.98       9,384,030   2004
                                                                 8.33             10.54       8,827,254   2003
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 $12.32            $14.23       1,593,217   2012
                                                                12.40             12.32       1,942,864   2011
                                                                10.93             12.40       2,333,258   2010
                                                                 8.53             10.93       2,896,188   2009
                                                                15.11              8.53       3,383,998   2008
                                                                15.11             15.11       4,975,232   2007
                                                                12.77             15.11       6,612,952   2006
                                                                12.25             12.77       7,016,460   2005
                                                                11.16             12.25       7,653,517   2004
                                                                 8.70             11.16       7,274,472   2003
--------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                           ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                          UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                             BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              $10.07            $11.75         754,543   2012
                                                               10.06             10.07         945,458   2011
                                                                8.90             10.06       1,021,956   2010
                                                                7.10              8.90       1,242,837   2009
                                                               12.38              7.10       1,560,130   2008
                                                               11.21             12.38       2,126,503   2007
                                                               10.06             11.21       2,654,379   2006
                                                                9.50             10.06       3,094,364   2005
                                                                9.12              9.50       3,582,925   2004
                                                                7.48              9.12       3,791,381   2003
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         $ 7.79            $ 9.17         384,889   2012
                                                                7.73              7.79         380,941   2011
                                                                6.35              7.73         365,472   2010
                                                                4.42              6.35         528,167   2009
                                                                9.98              4.42         509,142   2008
                                                                8.23              9.98         728,230   2007
                                                                7.93              8.23         849,721   2006
                                                                7.39              7.93       1,014,170   2005
                                                                7.01              7.39       1,209,876   2004
                                                                5.48              7.01       1,416,237   2003
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       $ 8.99            $10.15       1,448,045   2012
                                                                9.11              8.99       1,718,131   2011
                                                                7.45              9.11       2,009,716   2010
                                                                5.90              7.45       2,395,468   2009
                                                               11.35              5.90       2,849,855   2008
                                                                9.08             11.35       3,743,495   2007
                                                                8.63              9.08       4,696,485   2006
                                                                8.28              8.63       5,795,152   2005
                                                                8.14              8.28       7,448,839   2004
                                                                6.22              8.14       8,824,702   2003
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    $20.16            $22.73         356,131   2012
                                                               22.96             20.16         417,251   2011
                                                               18.14             22.96         564,202   2010
                                                               13.19             18.14         627,114   2009
                                                               22.18             13.19         732,056   2008
                                                               19.53             22.18       1,089,337   2007
                                                               17.65             19.53       1,482,574   2006
                                                               15.19             17.65       1,724,524   2005
                                                               12.38             15.19       1,162,389   2004
                                                                9.09             12.38         666,180   2003
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                     $10.42            $12.38         494,141   2012
                                                               12.77             10.42         574,203   2011
                                                               11.47             12.77         685,279   2010
                                                                9.21             11.47         826,324   2009
                                                               16.64              9.21       1,005,900   2008
                                                               14.41             16.64       1,638,644   2007
                                                               12.39             14.41       1,937,764   2006
                                                               10.57             12.39       1,923,735   2005
                                                                9.45             10.57       2,119,275   2004
                                                                6.70              9.45       1,591,307   2003
-------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                           ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                          UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                             BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 1 Shares         $11.40            $13.31         343,644   2012
                                                               12.93             11.40         382,580   2011
                                                               12.09             12.93         452,586   2010
                                                                8.94             12.09         470,165   2009
                                                               15.19              8.94         526,075   2008
                                                               13.33             15.19         760,236   2007
                                                               11.12             13.33         887,381   2006
                                                               10.23             11.12         739,047   2005
                                                               10.00             10.23          13,015   2004
-------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                               $14.86            $15.47         548,169   2012
                                                               14.08             14.86         589,455   2011
                                                               13.30             14.08         663,311   2010
                                                               12.52             13.30         778,019   2009
                                                               13.40             12.52       1,045,164   2008
                                                               12.99             13.40       1,433,013   2007
                                                               12.64             12.99       1,744,137   2006
                                                               12.58             12.64       2,026,312   2005
                                                               12.35             12.58       2,456,113   2004
                                                               12.11             12.35       3,564,867   2003
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                $10.47            $12.46         488,901   2012
                                                               10.59             10.47         647,405   2011
                                                                9.64             10.59         685,974   2010
                                                                7.05              9.64         812,729   2009
                                                               11.31              7.05       1,045,905   2008
                                                               10.91             11.31       1,470,734   2007
                                                               10.16             10.91       1,850,537   2006
                                                               10.19             10.16       2,378,452   2005
                                                                9.67             10.19       2,966,635   2004
                                                                7.62              9.67       4,083,861   2003
-------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares               $34.26            $39.39         201,270   2012
                                                               31.67             34.26         248,796   2011
                                                               24.95             31.67         257,599   2010
                                                               18.66             24.95         303,896   2009
                                                               29.64             18.66         435,716   2008
                                                               35.36             29.64         638,824   2007
                                                               27.00             35.36       1,136,477   2006
                                                               24.53             27.00       1,201,807   2005
                                                               18.82             24.53       1,391,708   2004
                                                               13.92             18.82       1,311,738   2003
-------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                       $ 9.83            $11.20       2,195,086   2012
                                                                9.82              9.83       2,474,767   2011
                                                                8.68              9.82       3,077,028   2010
                                                                6.98              8.68       3,607,913   2009
                                                               11.33              6.98       4,462,256   2008
                                                               10.95             11.33       5,758,650   2007
                                                                9.64             10.95       7,671,407   2006
                                                                9.37              9.64       9,677,997   2005
                                                                8.61              9.37      11,184,775   2004
                                                                6.82              8.61      12,459,374   2003
-------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                            $17.33            $19.55         157,595   2012
                                                                      17.07             17.33         187,727   2011
                                                                      13.60             17.07         203,921   2010
                                                                      10.55             13.60         323,742   2009
                                                                      17.18             10.55         465,244   2008
                                                                      17.04             17.18         522,054   2007
                                                                      15.28             17.04         639,316   2006
                                                                      14.17             15.28         827,421   2005
                                                                      12.50             14.17         804,039   2004
                                                                      10.23             12.50         362,568   2003
--------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                $13.08            $14.50         771,904   2012
                                                                      13.68             13.08         936,506   2011
                                                                      12.67             13.68       1,139,385   2010
                                                                      10.65             12.67       1,380,028   2009
                                                                      15.30             10.65       1,706,794   2008
                                                                      13.92             15.30       2,549,661   2007
                                                                      12.43             13.92       3,032,199   2006
                                                                      12.17             12.43       3,219,824   2005
                                                                      11.43             12.17       3,436,297   2004
                                                                       9.65             11.43       3,350,717   2003
--------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                 $10.88            $12.40         398,341   2012
                                                                      11.38             10.88         492,597   2011
                                                                      10.48             11.38         590,135   2010
                                                                       8.09             10.48         687,792   2009
                                                                      12.85              8.09         830,323   2008
                                                                      12.08             12.85       1,234,537   2007
                                                                      10.57             12.08       1,779,047   2006
                                                                      10.47             10.57       1,948,500   2005
                                                                       9.83             10.47       2,388,884   2004
                                                                       8.10              9.83       2,877,496   2003
--------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares         $10.15            $11.90         333,865   2012
                                                                      11.09             10.15         393,075   2011
                                                                      10.13             11.09         492,688   2010
                                                                       8.70             10.13         596,952   2009
                                                                      13.49              8.70         720,406   2008
                                                                      13.50             13.49       1,182,263   2007
                                                                      11.18             13.50       1,383,559   2006
                                                                      10.93             11.18       1,223,655   2005
                                                                       9.34             10.93       1,199,833   2004
                                                                       7.63              9.34         982,377   2003
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                   $24.94            $29.09         675,154   2012
                                                                      27.06             24.94         788,856   2011
                                                                      21.98             27.06         965,938   2010
                                                                      16.77             21.98       1,154,256   2009
                                                                      27.06             16.77       1,550,948   2008
                                                                      26.63             27.06       2,200,960   2007
                                                                      23.29             26.63       2,886,265   2006
                                                                      20.96             23.29       3,589,370   2005
                                                                      16.91             20.96       3,758,660   2004
                                                                      13.38             16.91       3,782,872   2003
--------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares                  $10.00            $ 9.94       2,463,988   2012
--------------------------------------------------------------------------------------------------------------------

                                                                                         NUMBER OF
                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares              $16.46            $18.42       1,860,473   2012
                                                           16.45             16.46       2,221,255   2011
                                                           15.42             16.45       2,627,536   2010
                                                           12.44             15.42       3,076,826   2009
                                                           15.01             12.44       3,495,072   2008
                                                           13.80             15.01       4,679,941   2007
                                                           12.66             13.80       5,942,959   2006
                                                           11.91             12.66       6,993,296   2005
                                                           11.14             11.91       8,568,654   2004
                                                            9.92             11.14      10,405,955   2003
---------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Institutional Shares            $13.27            $15.33       1,138,544   2012
                                                           13.68             13.27       1,282,974   2011
                                                           11.04             13.68       1,626,854   2010
                                                            7.74             11.04       1,939,144   2009
                                                           13.97              7.74       2,175,508   2008
                                                           11.63             13.97       2,852,609   2007
                                                           10.40             11.63       3,430,848   2006
                                                            9.40             10.40       4,174,853   2005
                                                            7.91              9.40       5,014,679   2004
                                                            5.95              7.91       5,920,697   2003
---------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares         $18.20            $19.42         356,016   2012
                                                           17.32             18.20         386,878   2011
                                                           16.29             17.32         463,551   2010
                                                           14.62             16.29         538,538   2009
                                                           14.00             14.62         460,159   2008
                                                           13.29             14.00         641,693   2007
                                                           12.95             13.29         838,980   2006
                                                           12.90             12.95         987,637   2005
                                                           12.60             12.90       1,239,678   2004
                                                           12.03             12.60       1,679,260   2003
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares                 $13.24            $16.19       1,282,165   2012
                                                           14.42             13.24       1,478,684   2011
                                                           13.72             14.42       1,788,034   2010
                                                            9.52             13.72       2,220,640   2009
                                                           17.32              9.52       2,542,332   2008
                                                           12.84             17.32       3,259,204   2007
                                                           11.93             12.84       4,065,620   2006
                                                           10.73             11.93       4,993,495   2005
                                                            9.22             10.73       6,114,343   2004
                                                            7.77              9.22       7,188,900   2003
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares           $ 4.57            $ 5.36         212,709   2012
                                                            5.08              4.57         266,755   2011
                                                            4.15              5.08         378,079   2010
                                                            2.68              4.15         401,675   2009
                                                            4.87              2.68         422,794   2008
                                                            4.06              4.87         667,479   2007
                                                            3.83              4.06         638,521   2006
                                                            3.48              3.83         790,300   2005
                                                            3.52              3.48       1,000,407   2004
                                                            2.44              3.52       2,125,281   2003
---------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Institutional Shares                                            $ 8.66            $10.11       1,600,834
                                                                                       9.28              8.66       1,858,883
                                                                                       8.23              9.28       2,269,311
                                                                                       6.13              8.23       2,732,476
                                                                                      10.34              6.13       3,137,103
                                                                                       9.12             10.34       4,067,229
                                                                                       8.32              9.12       5,025,813
                                                                                       8.10              8.32       6,008,576
                                                                                       7.87              8.10       7,315,895
                                                                                       6.07              7.87       8,832,183
--------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Institutional Shares                                         $19.95            $22.29         838,686
                                                                                      29.87             19.95       1,005,118
                                                                                      24.21             29.87       1,260,586
                                                                                      13.70             24.21       1,489,406
                                                                                      29.05             13.70       1,749,740
                                                                                      23.00             29.05       2,448,577
                                                                                      15.89             23.00       2,989,580
                                                                                      12.20             15.89       2,690,851
                                                                                      10.42             12.20       2,470,744
                                                                                       7.84             10.42       2,660,776
--------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Institutional Shares                                        $ 8.38            $ 9.90       1,174,014
                                                                                       9.87              8.38       1,378,183
                                                                                       8.65              9.87       1,677,803
                                                                                       6.38              8.65       1,968,327
                                                                                      11.71              6.38       2,317,706
                                                                                      10.85             11.71       3,163,833
                                                                                       9.32             10.85       3,835,092
                                                                                       8.95              9.32       4,560,152
                                                                                       8.67              8.95       5,508,817
                                                                                       7.10              8.67       6,668,236
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I         $ 9.10            $10.23         305,621
                                                                                       8.56              9.10         320,548
                                                                                       7.75              8.56         329,382
                                                                                       6.40              7.75         466,759
                                                                                      10.01              6.40         524,564
                                                                                      10.00             10.01         677,720
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I               $13.63            $15.64         313,808
                                                                                      13.19             13.63         359,286
                                                                                      12.24             13.19         418,095
                                                                                       9.99             12.24         484,744
                                                                                      15.76              9.99         639,306
                                                                                      15.41             15.76         978,521
                                                                                      13.23             15.41       1,315,616
                                                                                      12.61             13.23       1,781,712
                                                                                      11.61             12.61       2,025,020
                                                                                       8.91             11.61       2,228,035
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Janus Portfolio -- Institutional Shares                                      2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Overseas Portfolio -- Institutional Shares                                   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Worldwide Portfolio -- Institutional Shares                                  2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
-----------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
-----------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
  Western Asset Variable Strategic Bond Portfolio -- Class I                $16.42            $17.42         404,004   2012
                                                                             15.60             16.42         389,185   2011
                                                                             14.17             15.60         474,109   2010
                                                                             11.82             14.17         532,408   2009
                                                                             14.47             11.82         652,190   2008
                                                                             14.41             14.47         955,131   2007
                                                                             13.93             14.41       1,185,168   2006
                                                                             13.81             13.93       1,371,152   2005
                                                                             13.15             13.81       1,481,508   2004
                                                                             11.80             13.15       1,633,743   2003
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                       $11.91            $14.17         231,491   2012
                                                                             13.51             11.91         248,007   2011
                                                                             10.10             13.51         308,720   2010
                                                                              6.29             10.10         233,549   2009
                                                                             10.57              6.29         101,190   2008
                                                                             10.50             10.57         157,512   2007
                                                                              9.45             10.50         231,758   2006
                                                                              9.13              9.45         303,977   2005
                                                                              8.74              9.13         320,171   2004
                                                                              6.65              8.74         794,624   2003
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Non-Service Shares                        $11.44            $12.65         277,263   2012
                                                                             11.54             11.44         360,314   2011
                                                                             10.38             11.54         405,107   2010
                                                                              8.65             10.38         535,016   2009
                                                                             15.54              8.65         696,244   2008
                                                                             15.21             15.54         989,773   2007
                                                                             13.90             15.21       1,233,014   2006
                                                                             13.59             13.90       1,442,395   2005
                                                                             12.53             13.59       1,573,681   2004
                                                                             10.19             12.53       1,386,321   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares            $10.81            $12.15         792,636   2012
                                                                             11.11             10.81         909,053   2011
                                                                             10.31             11.11       1,010,539   2010
                                                                              7.25             10.31       1,226,761   2009
                                                                             13.52              7.25       1,476,513   2008
                                                                             12.03             13.52       2,048,867   2007
                                                                             11.32             12.03       2,678,143   2006
                                                                             10.94             11.32       3,257,743   2005
                                                                             10.39             10.94       3,991,916   2004
                                                                              8.06             10.39       4,204,775   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA -- Non-Service Shares                       $10.24            $11.12         523,097   2012
                                                                              9.60             10.24         581,165   2011
                                                                              8.76              9.60         676,334   2010
                                                                              8.11              8.76         783,951   2009
                                                                             13.52              8.11         993,692   2008
                                                                             13.16             13.52       1,387,703   2007
                                                                             12.69             13.16       1,481,792   2006
                                                                             12.57             12.69       1,613,433   2005
                                                                             12.10             12.57       1,852,536   2004
                                                                             11.51             12.10       2,354,245   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares         $10.00            $10.15         228,586   2012
---------------------------------------------------------------------------------------------------------------------------

                                                                                                           NUMBER OF
                                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares         $10.10            $11.58         510,178   2012
                                                                             10.15             10.10         569,345   2011
                                                                              8.09             10.15         529,876   2010
                                                                              6.19              8.09         642,251   2009
                                                                             12.35              6.19         750,921   2008
                                                                             11.80             12.35       1,022,349   2007
                                                                             11.64             11.80       1,340,301   2006
                                                                             10.53             11.64       1,660,946   2005
                                                                              8.93             10.53       1,958,370   2004
                                                                              7.22              8.93       2,258,036   2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                     $17.33            $18.70       1,202,261   2012
                                                                             16.99             17.33       1,304,174   2011
                                                                             15.96             16.99       1,630,612   2010
                                                                             14.22             15.96       1,799,569   2009
                                                                             13.78             14.22       1,572,648   2008
                                                                             12.87             13.78       1,368,235   2007
                                                                             12.59             12.87       1,475,979   2006
                                                                             12.48             12.59       1,490,877   2005
                                                                             12.09             12.48       1,096,462   2004
                                                                             11.69             12.09         670,799   2003
---------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-3

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money
     Market Fund................................................................ B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-7

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (Commonwealth Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2013, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra II" in our marketing materials. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):

Invesco V.I. American Franchise Fund -- Series I shares (formerly, Invesco Van
  Kampen V.I. American Franchise Fund -- Series I shares)

Invesco V.I. Core Equity Fund -- Series I shares

Invesco V.I. Value Opportunities Fund -- Series II shares (formerly, Invesco
  Van Kampen V.I. Value Opportunities Fund -- Series II shares)


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Global Thematic Growth Portfolio -- Class B AllianceBernstein Growth and Income Portfolio -- Class B AllianceBernstein Large Cap Growth Portfolio -- Class B AllianceBernstein Small Cap Growth Portfolio -- Class B

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:

Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1
Columbia Variable Portfolio -- Marsico International Opportunities Fund --
  Class 2


DREYFUS:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Income Fund -- Class 1 Shares


Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares

S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares


GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Money Market Fund -- Service Shares


JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Enterprise Portfolio -- Service Shares
Forty Portfolio -- Service Shares

Global Research Portfolio -- Institutional Shares (formerly, Worldwide
  Portfolio -- Service Shares)

Global Technology Portfolio -- Service Shares



LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

ClearBridge Variable Aggressive Growth Portfolio -- Class II (formerly, Legg
  Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II) ClearBridge Variable All Cap Value Portfolio -- Class I (formerly, Legg Mason
  ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I)


MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares (formerly,
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares)
Oppenheimer Global Fund/VA (formerly, Oppenheimer Global Securities Fund/VA --
  Service Shares)

Oppenheimer Main Street Fund/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA (formerly, Oppenheimer Main Street
  Small- & Mid- Cap Fund(R)/VA -- Service Shares)


PIMCO VARIABLE INSURANCE TRUST:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Equity Portfolio -- Class II Shares
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
SP International Growth Portfolio -- Class II Shares
SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

Not all of these Portfolios may be available in all states or in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2013, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


DEFINITIONS................................................  6

FEE TABLES.................................................  7
   Example.................................................  9

SYNOPSIS...................................................  9

CONDENSED FINANCIAL INFORMATION............................ 12

THE COMPANY................................................ 12

FINANCIAL CONDITION OF THE COMPANY......................... 12

THE SEPARATE ACCOUNT....................................... 13
   The Portfolios.......................................... 13
   Subaccounts............................................. 15
   Voting Rights........................................... 21

THE GUARANTEE ACCOUNT...................................... 22

CHARGES AND OTHER DEDUCTIONS............................... 23
   Transaction Expenses.................................... 23
       Surrender Charge.................................... 23
       Exceptions to the Surrender Charge.................. 24
   Deductions from the Separate Account.................... 24
   Charges for the Death Benefit Rider Options............. 24
   Other Charges........................................... 25

THE CONTRACT............................................... 25
   Purchase of the Contract................................ 25
   Ownership............................................... 26
   Assignment.............................................. 27
   Premium Payments........................................ 27
   Valuation Day and Valuation Period...................... 27
   Allocation of Premium Payments.......................... 27
   Bonus Credits........................................... 28
   Valuation of Accumulation Units......................... 28

TRANSFERS.................................................. 28
   Transfers Before the Maturity Date...................... 28
   Transfers from the Guarantee Account to the Subaccounts. 28
   Transfers from the Subaccounts to the Guarantee Account. 29
   Transfers Among the Subaccounts......................... 29
   Telephone/Internet Transactions......................... 30
   Confirmation of Transactions............................ 30
   Special Note on Reliability............................. 30
   Transfers by Third Parties.............................. 30
   Special Note on Frequent Transfers...................... 31
   Dollar Cost Averaging Program........................... 32
   Portfolio Rebalancing Program........................... 33
   Guarantee Account Interest Sweep Program................ 33

SURRENDERS AND PARTIAL SURRENDERS.............................................  34
   Surrenders and Partial Surrenders..........................................  34
   Restrictions on Distributions From Certain Contracts.......................  34
   Systematic Withdrawal Program..............................................  35

DEATH OF OWNER AND/OR ANNUITANT...............................................  36
   Death Benefit at Death of Any Annuitant Before the Maturity Date...........  36
   Basic Death Benefit........................................................  36
   Optional Guaranteed Minimum Death Benefit..................................  37
   Optional Enhanced Death Benefit............................................  38
   When We Calculate the Death Benefit........................................  39
   Death of an Owner or Joint Owner Before the Maturity Date..................  39
   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  41

INCOME PAYMENTS...............................................................  42
   Optional Payment Plans.....................................................  43
   Variable Income Payments...................................................  44
   Transfers After the Maturity Date..........................................  44

TAX MATTERS...................................................................  45
   Introduction...............................................................  45
   Taxation of Non-Qualified Contracts........................................  45
   Section 1035 Exchanges.....................................................  47
   Qualified Retirement Plans.................................................  47
   Federal Income Tax Withholding.............................................  51
   State Income Tax Withholding...............................................  52
   Tax Status of the Company..................................................  52
   Federal Estate, Gift and Generation-Skipping Transfer Taxes................  52
   Federal Defense of Marriage Act............................................  52
   Annuity Purchases by Residents of Puerto Rico..............................  52
   Annuity Purchases by Nonresident Aliens and Foreign Corporations...........  52
   Foreign Tax Credits........................................................  52
   Changes in the Law.........................................................  53

REQUESTING PAYMENTS...........................................................  53

SALES OF THE CONTRACTS........................................................  53

ADDITIONAL INFORMATION........................................................  55
   Owner Questions............................................................  55
   Return Privilege...........................................................  55
   State Regulation...........................................................  55
   Evidence of Death, Age, Gender, Marital Status or Survival.................  55
   Records and Reports........................................................  55
   Other Information..........................................................  55
   Legal Proceedings..........................................................  56

APPENDIX A.................................................................... A-1
   Examples -- Death Benefit Calculations..................................... A-1

APPENDIX B.................................................................... B-1
   Condensed Financial Information............................................ B-1

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

ANNUITANT -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

BONUS CREDIT -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

HOME OFFICE -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

MATURITY DATE -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

SEPARATE ACCOUNT -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

SURRENDER VALUE -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years Surrender Charge as a
 payments surrendered)                             Since We Received the     Percentage of the
                                                   Premium Payment           Premium Payment
                                                                             Surrendered/1/
                                                   -----------------------------------------------
                                                               0                      8%
                                                               1                      8%
                                                               2                      7%
                                                               3                      6%
                                                               4                      5%
                                                               5                      4%
                                                               6                      3%
                                                               7                      2%
                                                           8 or more                  0%
--------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
--------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

For more information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of this prospectus.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
 PERCENTAGE OF YOUR AVERAGE DAILY NET
 ASSETS IN THE SEPARATE ACCOUNT)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.30%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
OPTIONAL BENEFITS/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Rider                         0.35%/3/
---------------------------------------------------
 Optional Enhanced Death Benefit Rider   0.35%/4/
---------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                2.25%/5/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.37%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2012, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,208      $2,100      $2,909       $4,964


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $414       $1,395      $2,383       $4,887


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.


COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $488       $1,470      $2,459       $4,964


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

  . a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

  . a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

WHAT IS A BONUS CREDIT? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The Contract -- Premium Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE MATURITY DATE? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE ACCOUNT? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Maturity Date," and "The Guarantee Account" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE A PARTIAL SURRENDER? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision of this prospectus for more information.

ARE THERE ANY RISKS TO PURCHASING A DEATH BENEFIT RIDER OPTION? Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's

General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, such as group variable annuities offered through retirement plans, term and universal life insurance, Medicare supplement insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges.

However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PREMIUM PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 352-9910, OR WRITING US AT 6610 WEST BROAD STREET, RICHMOND, VIRGINIA 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.



                          SUBACCOUNT                                    INVESTMENT OBJECTIVE
                          ------------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. AMERICAN FRANCHISE      Long-term growth of capital.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES (FORMERLY,
INSURANCE FUNDS)          INVESCO VAN KAMPEN V.I.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES)
                          ------------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                          SERIES I SHARES
                          ------------------------------------------------------------------------------
                          INVESCO V.I. VALUE OPPORTUNITIES     Long-term growth of capital.
                          FUND -- SERIES II SHARES (FORMERLY,
                          INVESCO VAN KAMPEN V.I. VALUE
                          OPPORTUNITIES FUND -- SERIES II
                          SHARES)
                          ------------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN GLOBAL             Long-term growth of capital.
VARIABLE PRODUCTS SERIES  THEMATIC GROWTH PORTFOLIO --
FUND, INC.                CLASS B
                          ------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN                    Long-term growth of capital.
                          GROWTH AND INCOME PORTFOLIO --
                          CLASS B
                          ------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ------------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE   COLUMBIA VARIABLE PORTFOLIO --       The fund seeks long-term growth of
INSURANCE TRUST I         MARSICO GROWTH FUND -- CLASS 1       capital.

                          ------------------------------------------------------------------------------
                          COLUMBIA VARIABLE PORTFOLIO --       The fund seeks long-term growth of
                          MARSICO INTERNATIONAL                capital.
                          OPPORTUNITIES FUND -- CLASS 2
                          ------------------------------------------------------------------------------
DREYFUS                   THE DREYFUS SOCIALLY RESPONSIBLE     Seeks capital growth, with current
                          GROWTH FUND, INC. --                 income as a secondary goal.
                          INITIAL SHARES
                          ------------------------------------------------------------------------------
EATON VANCE VARIABLE      VT FLOATING-RATE INCOME FUND         To provide a high level of current
TRUST                                                          income.
                          ------------------------------------------------------------------------------
FEDERATED INSURANCE       FEDERATED HIGH INCOME BOND           Seeks high current income by
SERIES                    FUND II -- SERVICE SHARES            investing in a diversified portfolio of
                                                               high yield, lower-rated corporate
                                                               bonds commonly referred to as "junk
                                                               bonds."
                          ------------------------------------------------------------------------------
                          FEDERATED KAUFMANN FUND II --        Seeks capital appreciation.
                          SERVICE SHARES


                          ------------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
--------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




--------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.

--------------------------------------------------------------------------
Long-term growth of capital.             Invesco Advisers, Inc.




--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.             AllianceBernstein, L.P.

--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
                                         Marsico Capital Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of       Columbia Management Investment
capital.                                 Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
--------------------------------------------------------------------------
Seeks capital growth, with current       The Dreyfus Corporation
income as a secondary goal.

--------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
--------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in a diversified portfolio of  Company
high yield, lower-rated corporate
bonds commonly referred to as "junk
bonds."
--------------------------------------------------------------------------
Seeks capital appreciation.              Federated Equity Management
     Company of Pennsylvania
                                         (subadvised by Federated Global
                                         Investment Management Corp.)
--------------------------------------------------------------------------


                         SUBACCOUNT                                  INVESTMENT OBJECTIVE
                         ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND  SERVICE CLASS 2










                         ----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO -- SERVICE
                         CLASS 2
                         ----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund will
                         SERVICE CLASS 2                    also consider the potential for capital
                                                            appreciation. The fund's goal is to
                                                            achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         ----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                         CLASS 2

                         ----------------------------------------------------------------------------
                         VIP GROWTH & INCOME PORTFOLIO --   Seeks high total return through a
                         SERVICE CLASS 2                    combination of current income and
                                                            capital appreciation.
                         ----------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
INC.                     CLASS 1 SHARES                     future income.
                         ----------------------------------------------------------------------------
                         INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                            with prudent investment management
                                                            and the preservation of capital.
                         ----------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                         CLASS 1 SHARES                     future income rather than current
                                                            income.
                         ----------------------------------------------------------------------------
                         REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                         CLASS 1 SHARES                     current income and capital
                                                            appreciation.
                         ----------------------------------------------------------------------------
                         S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                            accumulation of income that
                                                            corresponds to the investment return of
                                                            the S&P 500(R) Composite Stock Index.
                         ----------------------------------------------------------------------------
                         SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                         SHARES






                         ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Fidelity Management & Research
                                         Company (FMR) (subadvised by
                                         FMR Co., Inc. (FMRC), Fidelity
                                         Research & Analysis Company
                                         (FRAC), Fidelity Management &
                                         Research (U.K.) Inc. (FMR U.K.),
                                         Fidelity International Investment
                                         Advisors (FIIA), Fidelity
                                         International Investment Advisors
                                         (U.K.) Limited (FIIA(U.K.)L), and
                                         Fidelity Investments Japan Limited
                                         (FIJ))
----------------------------------------------------------------------------
Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
----------------------------------------------------------------------------
Seeks reasonable income. The fund will   FMR (subadvised by FMRC, FRAC,
also consider the potential for capital  FMR U.K., FIIA, FIIA(U.K.)L, and
appreciation. The fund's goal is to      FIJ)
achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
----------------------------------------------------------------------------
Seeks to achieve capital appreciation.   FMR (subadvised by FMRC, FRAC,
                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
----------------------------------------------------------------------------
Seeks high total return through a        FMR (subadvised by FMRC, FRAC,
combination of current income and        FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                    FIJ)
----------------------------------------------------------------------------
Seeks long-term growth capital and       GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
----------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by Urdang Securities
appreciation.                            Management, Inc.)
----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management L.L.C., Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
----------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ------------------------------------------------------------------------------
                           TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                           SHARES                             composed of current income and
                                                              capital appreciation, as is consistent
                                                              with prudent investment risk.
                           ------------------------------------------------------------------------------
                           U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                           SHARES
                           ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MONEY MARKET         Maximize current income consistent
INSURANCE TRUST            FUND -- SERVICE SHARES             with the preservation of capital.
                           ------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                           SHARES                             consistent with preservation of capital
                                                              and balanced by current income.
                           ------------------------------------------------------------------------------
                           ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                           SHARES
                           ------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                           ------------------------------------------------------------------------------
                           GLOBAL RESEARCH PORTFOLIO --       Seeks long-term growth of capital in a
                           INSTITUTIONAL SHARES (FORMERLY,    manner consistent with preservation of
                           WORLDWIDE PORTFOLIO -- SERVICE     capital.
                           SHARES)
                           ------------------------------------------------------------------------------
                           GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.
                           SERVICE SHARES
                           ------------------------------------------------------------------------------
LEGG MASON PARTNERS        CLEARBRIDGE VARIABLE AGGRESSIVE    Seeks capital appreciation.
VARIABLE EQUITY TRUST      GROWTH PORTFOLIO -- CLASS II
                           (FORMERLY, LEGG MASON
                           CLEARBRIDGE VARIABLE AGGRESSIVE
                           GROWTH PORTFOLIO -- CLASS II)
                           ------------------------------------------------------------------------------
                           CLEARBRIDGE VARIABLE ALL CAP       Seeks long-term capital growth.
                           VALUE PORTFOLIO -- CLASS I         Current income is a secondary
                           (FORMERLY, LEGG MASON              consideration.
                           CLEARBRIDGE VARIABLE
                           FUNDAMENTAL ALL CAP VALUE
                           PORTFOLIO -- CLASS I)
                           ------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
TRUST                      SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                           SERVICE CLASS SHARES               seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
                           SERVICE CLASS SHARES               seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS              APPRECIATION FUND/VA -- SERVICE
                           SHARES
                           ------------------------------------------------------------------------------
                           OPPENHEIMER DISCOVERY MID CAP      The Fund seeks capital appreciation.
                           GROWTH FUND/VA -- SERVICE
                           SHARES (FORMERLY, OPPENHEIMER
                           SMALL- & MID-CAP GROWTH
                           FUND/VA -- SERVICE SHARES)
                           ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Maximize current income consistent         Goldman Sachs Asset Management,
with the preservation of capital.          L.P.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
         Investments, LLC)


-----------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Investments, LLC)



-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.


-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       OFI Global Asset Management, Inc.




-----------------------------------------------------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT                                    INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL FUND/VA --        The Fund seeks capital appreciation.
                       SERVICE SHARES (FORMERLY,
                       OPPENHEIMER GLOBAL SECURITIES
                       FUND/VA -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET              The Fund seeks capital appreciation.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL        The Fund seeks capital appreciation
                       CAP FUND(R)/VA -- SERVICE SHARES
                       (FORMERLY, OPPENHEIMER MAIN
                       STREET SMALL- & MID- CAP
                       FUND(R)/VA -- SERVICE SHARES)
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         FOREIGN BOND PORTFOLIO (U.S.         Seeks maximum total return,
INSURANCE TRUST        DOLLAR HEDGED) -- ADMINISTRATIVE     consistent with preservation of capital
                       CLASS SHARES                         and prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --              Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT            Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS    consistent with preservation of capital
                       SHARES                               and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  EQUITY PORTFOLIO -- CLASS II SHARES  Seeks long-term growth of capital.
FUND


                       ------------------------------------------------------------------------------
                       JENNISON PORTFOLIO -- CLASS II       Seeks long-term growth of capital.
                       SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --    Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       SP INTERNATIONAL GROWTH              Seeks long-term growth of capital.
                       PORTFOLIO -- CLASS II SHARES



                       ------------------------------------------------------------------------------
                       SP PRUDENTIAL U.S. EMERGING          Seeks long-term capital appreciation.
                       GROWTH PORTFOLIO --
                       CLASS II SHARES
                       ------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) FUND/1/                Seeks to provide investment results
                                                            that correspond to a benchmark for
                                                            over-the-counter securities. The
                                                            portfolio's current benchmark is the
                                                            NASDAQ 100 Index(TM).
                       ------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.



----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.

----------------------------------------------------------------------------
The Fund seeks capital appreciation      OFI Global Asset Management, Inc.




----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)

----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by William Blair &
                                         Company LLC, Marsico Capital
                                         Management LLC, and Jennison
                                         Associates, LLC)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Security Investors, LLC, which
that correspond to a benchmark for       operates under the name
over-the-counter securities. The         Guggenheim Investments, serves as
portfolio's current benchmark is the     the investment adviser of the Fund
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investment Funds, Inc.:
  Total Return Fund -- Class 1 Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Equity Portfolio -- Class II
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  SP International Growth Portfolio -- Class II
  SP Prudential U.S. Emerging Growth Portfolio -- Class II.


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2012 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, and The Prudential Series Fund. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

NUMBER OF COMPLETED  SURRENDER CHARGE
  YEARS SINCE WE    AS A PERCENTAGE OF
   RECEIVED THE     THE PREMIUM PAYMENT
  PREMIUM PAYMENT       SURRENDERED
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . of amounts of Contract Value representing gain (as defined below) or Bonus Credits;

  .  of free withdrawal amounts (as defined below);

  . on total or partial surrenders taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We

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then send the contract to you either directly or through your sales representative. See the "Sales of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your premium payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  . your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PREMIUM PAYMENTS

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts PLUS the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our Home Office.

BONUS CREDITS

The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF ACCUMULATION UNITS

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE MATURITY DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not

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


be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

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



TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS


We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or for systematic transactions not reported on a trade confirmation, the quarterly statement.


SPECIAL NOTE ON RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

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



   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.


To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund and/or interest rate guarantee period with each transfer.


The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

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  .  when the assets of the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.


If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO REBALANCING PROGRAM

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in

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the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS AND PARTIAL SURRENDERS

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

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




There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE THE MATURITY DATE

If the Annuitant dies before the Maturity Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate Protector/SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 15, 2001, OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

FOR CONTRACTS ISSUED PRIOR TO MAY 15, 2001, OR PRIOR TO THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS, THE BASIC DEATH BENEFIT WILL BE AS FOLLOWS:

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The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and


   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs Variable Insurance Trust -- Money Market Fund, PLUS any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.


We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

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




For assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the increase factor is equal to the lesser of:


   (1) the net investment factor of the Subaccount for Valuation Period, MINUS one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s) applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL ENHANCED DEATH BENEFIT

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) MINUS (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) MINUS (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

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Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE CALCULATE THE DEATH BENEFIT

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  . an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

DISTRIBUTION RULES: Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

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  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may

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receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

AMOUNT OF THE PROCEEDS: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              AMOUNT OF
     PERSON WHO DIED         PROCEEDS PAID
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT ON OR AFTER THE MATURITY DATE

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of

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


distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment

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


Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding the Maturity Date;

  . the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in

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accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Maturity Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner

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


may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL AND TOTAL SURRENDERS. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  . the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  . if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  . The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON SURRENDERS, PARTIAL SURRENDERS OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

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  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.


MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions
(e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.


SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  . if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT
PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment

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under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements

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of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSEMENT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE ENDORSEMENT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a
Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  . the Code does not allow a deduction for premium payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

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MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO
ANOTHER. ROLLOVERS AND TRANSFERS: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

DIRECT ROLLOVERS: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA CONVERSIONS: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

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STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES


While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


FEDERAL DEFENSE OF MARRIAGE ACT


The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage ("DOMA") currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear two cases on DOMA in 2013. Therefore, it is currently uncertain as to whether spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.


ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2012, 2011 and 2010, $51.2 million, $49.5 million, and $59.7 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new premium payments received. In 2012, 2011 and 2010, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.


ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any Bonus Credits applied, but PLUS any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and PLUS any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments MINUS any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER
INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS


We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In June 2011, Genworth North America Corporation received a subpoena from the office of the New York Attorney General relating to an industry-wide investigation of unclaimed property and escheatment practices and procedures. In addition to the subpoena, other state regulators are conducting reviews and examinations on the same subject. We are cooperating with these requests and inquiries.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES -- DEATH BENEFIT CALCULATIONS

BASIC DEATH BENEFIT

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT  UNADJUSTED
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             PREMIUM CONTRACT  UNADJUSTED
                      DATE   PAYMENT  VALUE   DEATH BENEFIT
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL ENHANCED DEATH BENEFIT

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                          CONTRACT           DEATH   OPTIONAL ENHANCED
          DATE   PREMIUM   VALUE     GAIN   BENEFIT    DEATH BENEFIT
         -------------------------------------------------------------
         8/01/09 $100,000 $100,000 $      0 $100,000      $     0
         8/01/24           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:




                    WITH SEPARATE ACCOUNT EXPENSES OF 1.55%



                                                                                                              NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                           UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                              BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             $10.60            $11.89        12,614     2012
                                                                                10.77             10.60        10,567     2011
                                                                                 9.99             10.77        10,743     2010
                                                                                 7.91              9.99        11,162     2009
                                                                                11.50              7.91        16,058     2008
                                                                                10.80             11.50        16,811     2007
                                                                                10.00             10.80        18,682     2006
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. American Franchise Fund -- Series I shares           $10.00            $ 9.65            --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares         $11.18            $12.95         1,206     2012
                                                                                11.76             11.18         2,397     2011
                                                                                11.17             11.76         4,382     2010
                                                                                 7.68             11.17         6,938     2009
                                                                                16.21              7.68         7,593     2008
                                                                                16.25             16.21         5,903     2007
                                                                                14.61             16.25         6,233     2006
                                                                                14.08             14.61         8,135     2005
                                                                                12.90             14.08        12,040     2004
                                                                                10.00             12.90         2,507     2003
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $12.03            $13.41            --     2012
                                                                                15.95             12.03            28     2011
                                                                                13.66             15.95            60     2010
                                                                                 9.06             13.66            94     2009
                                                                                17.52              9.06           957     2008
                                                                                14.84             17.52           981     2007
                                                                                13.91             14.84           981     2006
                                                                                13.63             13.91           981     2005
                                                                                13.17             13.63         2,392     2004
                                                                                10.00             13.17         1,423     2003
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $11.26            $13.00         4,538     2012
                                                                                10.78             11.26         5,128     2011
                                                                                 9.71             10.78        17,321     2010
                                                                                 8.19              9.71        30,366     2009
                                                                                14.03              8.19        44,940     2008
                                                                                13.59             14.03        59,825     2007
                                                                                11.80             13.59        64,624     2006
                                                                                11.46             11.80        90,061     2005
                                                                                10.47             11.46        78,111     2004
                                                                                 8.04             10.47        86,805     2003
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                            $ 7.19            $ 8.26         5,497
                                                                                       7.59              7.19         5,577
                                                                                       7.02              7.59         5,667
                                                                                       5.20              7.02         8,758
                                                                                       8.77              5.20        11,122
                                                                                       7.84              8.77        11,494
                                                                                       8.02              7.84        12,313
                                                                                       7.09              8.02        23,037
                                                                                       6.65              7.09        29,798
                                                                                       5.47              6.65        15,044
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                            $12.87            $14.54           235
                                                                                      12.55             12.87           235
                                                                                       9.33             12.55           236
                                                                                       6.71              9.33         2,629
                                                                                      12.53              6.71         2,630
                                                                                      11.19             12.53         5,046
                                                                                      10.29             11.19         4,786
                                                                                       9.97             10.29         5,081
                                                                                       8.85              9.97         5,082
                                                                                       6.05              8.85         5,083
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                      $14.98            $16.56            --
                                                                                      15.63             14.98            --
                                                                                      13.06             15.63            --
                                                                                      10.47             13.06            95
                                                                                      17.57             10.47           188
                                                                                      15.19             17.57         1,936
                                                                                      14.54             15.19         2,185
                                                                                      13.75             14.54         3,008
                                                                                      12.35             13.75         3,696
                                                                                      10.00             12.35         5,322
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --         $16.44            $19.04           870
   Class 2                                                                            19.93             16.44         1,692
                                                                                      17.80             19.93         2,496
                                                                                      13.10             17.80         2,753
                                                                                      25.84             13.10         4,278
                                                                                      21.93             25.84         3,845
                                                                                      18.08             21.93         1,708
                                                                                      15.36             18.08         1,106
                                                                                      13.38             15.36         1,609
                                                                                      10.00             13.38         4,078
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS
--------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               $ 7.62            $ 8.39            --
                                                                                       7.67              7.62            --
                                                                                       6.78              7.67         1,067
                                                                                       5.15              6.78         1,067
                                                                                       7.98              5.15         1,067
                                                                                       7.52              7.98         1,067
                                                                                       6.99              7.52         1,067
                                                                                       6.85              6.99         1,067
                                                                                       6.55              6.85         1,067
                                                                                       5.28              6.55         1,067
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Marsico International Opportunities Fund --   2012
   Class 2                                                                     2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
DREYFUS
-----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $12.05            $12.73         3,342     2012
                                                                         11.94             12.05         3,358     2011
                                                                         11.11             11.94         3,232     2010
                                                                          7.82             11.11         3,243     2009
                                                                         10.90              7.82         3,255     2008
                                                                         10.90             10.90         8,182     2007
                                                                         10.49             10.90         6,439     2006
                                                                         10.26             10.49         4,916     2005
                                                                         10.13             10.26         7,515     2004
                                                                         10.00             10.13            --     2003
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $18.30            $20.59         3,687     2012
                                                                         17.71             18.30         1,390     2011
                                                                         15.73             17.71         4,078     2010
                                                                         10.48             15.73         8,005     2009
                                                                         14.40             10.48        11,040     2008
                                                                         14.18             14.40        17,337     2007
                                                                         13.02             14.18        18,971     2006
                                                                         12.93             13.02        18,600     2005
                                                                         11.92             12.93        17,634     2004
                                                                          9.94             11.92        21,357     2003
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $15.74            $18.14            --     2012
                                                                         18.48             15.74         1,761     2011
                                                                         15.94             18.48         4,356     2010
                                                                         12.54             15.94         5,135     2009
                                                                         21.93             12.54         7,202     2008
                                                                         18.47             21.93         4,656     2007
                                                                         16.37             18.47         7,749     2006
                                                                         15.00             16.37        10,498     2005
                                                                         13.30             15.00         9,042     2004
                                                                         10.00             13.30         9,630     2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.63            $15.59         4,508     2012
                                                                         14.24             13.63         5,993     2011
                                                                         12.37             14.24        14,670     2010
                                                                          9.28             12.37        23,459     2009
                                                                         16.44              9.28        33,095     2008
                                                                         14.24             16.44        36,154     2007
                                                                         12.98             14.24        38,092     2006
                                                                         11.30             12.98        60,559     2005
                                                                          9.97             11.30        61,327     2004
                                                                          7.90              9.97        47,198     2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $14.17            $17.06            --     2012
                                                                         14.80             14.17            --     2011
                                                                         12.74             14.80            --     2010
                                                                          9.53             12.74            --     2009
                                                                         16.51              9.53         2,633     2008
                                                                         15.71             16.51         3,376     2007
                                                                         14.02             15.71            --     2006
                                                                         11.80             14.02            --     2005
                                                                         11.84             11.80            --     2004
                                                                         10.00             11.84            --     2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2           $11.07            $12.75         10,608    2012
                                                            11.17             11.07         15,473    2011
                                                             9.87             11.17         33,675    2010
                                                             7.72              9.87         41,815    2009
                                                            13.71              7.72         54,840    2008
                                                            13.75             13.71         52,969    2007
                                                            11.65             13.75         57,613    2006
                                                            11.20             11.65         74,636    2005
                                                            10.23             11.20         86,930    2004
                                                             7.99             10.23         78,307    2003
----------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2         $ 9.67            $11.25             --    2012
                                                             9.69              9.67             --    2011
                                                             8.59              9.69          4,955    2010
                                                             6.87              8.59          5,105    2009
                                                            12.01              6.87          5,114    2008
                                                            10.91             12.01          5,123    2007
                                                             9.81             10.91          8,343    2006
                                                             9.28              9.81          5,992    2005
                                                             8.93              9.28          6,790    2004
                                                             7.35              8.93         17,250    2003
----------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                  $ 7.73            $ 8.70         29,220    2012
                                                             7.85              7.73         29,312    2011
                                                             6.44              7.85         30,360    2010
                                                             5.11              6.44         31,755    2009
                                                             9.85              5.11         37,852    2008
                                                             7.90              9.85        159,023    2007
                                                             7.53              7.90        161,125    2006
                                                             7.25              7.53        170,219    2005
                                                             7.14              7.25        173,035    2004
                                                             5.47              7.14        174,801    2003
----------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                 $10.97            $12.25          2,629    2012
                                                            11.32             10.97          2,663    2011
                                                            10.31             11.32          2,700    2010
                                                             8.35             10.31          8,432    2009
                                                            12.65              8.35         11,211    2008
                                                            11.67             12.65         20,480    2007
                                                            10.06             11.67         21,785    2006
                                                             9.81             10.06         22,747    2005
                                                             9.10              9.81         24,027    2004
                                                             7.45              9.10         26,661    2003
----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                            $14.86            $15.47             --    2012
                                                            14.08             14.86         12,874    2011
                                                            13.30             14.08         15,451    2010
                                                            12.52             13.30         15,480    2009
                                                            13.40             12.52          2,566    2008
                                                            12.99             13.40          2,572    2007
                                                            12.64             12.99          2,577    2006
                                                            12.58             12.64             --    2005
                                                            12.35             12.58             --    2004
                                                            12.11             12.35             --    2003
----------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $10.47            $12.46           604     2012
                                                         10.59             10.47           762     2011
                                                          9.64             10.59         5,038     2010
                                                          7.05              9.64        13,181     2009
                                                         11.31              7.05        16,826     2008
                                                         10.91             11.31        18,867     2007
                                                         10.16             10.91        20,096     2006
                                                         10.19             10.16        21,013     2005
                                                          9.67             10.19        22,311     2004
                                                          7.62              9.67        24,716     2003
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $34.26            $39.39            --     2012
                                                         31.67             34.26            --     2011
                                                         24.95             31.67           910     2010
                                                         18.66             24.95           911     2009
                                                         29.64             18.66         1,862     2008
                                                         35.36             29.64         1,972     2007
                                                         27.00             35.36         2,066     2006
                                                         24.53             27.00         2,076     2005
                                                         18.82             24.53         3,223     2004
                                                         13.92             18.82           317     2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.83            $11.20        26,620     2012
                                                          9.82              9.83        27,673     2011
                                                          8.68              9.82        29,116     2010
                                                          6.98              8.68        35,024     2009
                                                         11.33              6.98        49,338     2008
                                                         10.95             11.33        64,281     2007
                                                          9.64             10.95        74,793     2006
                                                          9.37              9.64        79,661     2005
                                                          8.61              9.37        90,370     2004
                                                          6.82              8.61        94,260     2003
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $17.33            $19.55         3,932     2012
                                                         17.07             17.33         4,324     2011
                                                         13.60             17.07         8,918     2010
                                                         10.55             13.60        12,200     2009
                                                         17.18             10.55        21,113     2008
                                                         17.04             17.18        23,731     2007
                                                         15.28             17.04        27,518     2006
                                                         14.17             15.28        35,491     2005
                                                         12.50             14.17        40,203     2004
                                                         10.23             12.50        33,098     2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $13.08            $14.50         2,095     2012
                                                         13.68             13.08         9,695     2011
                                                         12.67             13.68        10,785     2010
                                                         10.65             12.67        21,059     2009
                                                         15.30             10.65        35,307     2008
                                                         13.92             15.30        39,156     2007
                                                         12.43             13.92        17,805     2006
                                                         12.17             12.43        14,402     2005
                                                         11.43             12.17        13,001     2004
                                                          9.65             11.43        18,523     2003
-------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                         ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                        UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                           BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                        $10.88            $12.40         1,092     2012
                                                             11.38             10.88         1,093     2011
                                                             10.48             11.38         1,095     2010
                                                              8.09             10.48         1,096     2009
                                                             12.85              8.09         1,097     2008
                                                             12.08             12.85         1,557     2007
                                                             10.57             12.08         1,770     2006
                                                             10.47             10.57         1,102     2005
                                                              9.83             10.47         1,103     2004
                                                              8.10              9.83        13,516     2003
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
  Goldman Sachs Money Market Fund -- Service Shares         $10.00            $ 9.94        44,531     2012
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                      $14.26            $15.91         6,603     2012
                                                             14.29             14.26         6,668     2011
                                                             13.42             14.29         9,660     2010
                                                             10.86             13.42        10,892     2009
                                                             13.14             10.86        13,831     2008
                                                             12.10             13.14        15,673     2007
                                                             11.13             12.10        21,503     2006
                                                             10.50             11.13        28,595     2005
                                                              9.85             10.50        33,047     2004
                                                              8.79              9.85        40,472     2003
-----------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                    $ 9.08            $10.46            --     2012
                                                              9.38              9.08            --     2011
                                                              7.59              9.38         5,655     2010
                                                              5.34              7.59         6,858     2009
                                                              9.65              5.34        13,024     2008
                                                              8.06              9.65        15,369     2007
                                                              7.22              8.06        15,517     2006
                                                              6.55              7.22        17,567     2005
                                                              5.52              6.55        21,484     2004
                                                              4.16              5.52        29,050     2003
-----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         $10.75            $13.11         2,186     2012
                                                             11.73             10.75         2,191     2011
                                                             11.19             11.73         8,660     2010
                                                              7.78             11.19         9,322     2009
                                                             14.20              7.78        15,411     2008
                                                             10.56             14.20        20,415     2007
                                                              9.83             10.56        20,550     2006
                                                              8.87              9.83        29,782     2005
                                                              7.63              8.87        31,486     2004
                                                              6.45              7.63        33,421     2003
-----------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             $ 4.57            $ 5.36         1,277     2012
                                                              5.08              4.57         1,281     2011
                                                              4.15              5.08         5,222     2010
                                                              2.68              4.15         5,234     2009
                                                              4.87              2.68         3,956     2008
                                                              4.06              4.87         3,965     2007
                                                              3.83              4.06         3,974     2006
                                                              3.48              3.83         5,740     2005
                                                              3.52              3.48            --     2004
                                                              2.44              3.52            --     2003
-----------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                           $ 6.39            $ 7.54         9,530     2012
                                                                                    7.55              6.39         9,685     2011
                                                                                    6.64              7.55         9,901     2010
                                                                                    4.91              6.64        11,665     2009
                                                                                    9.03              4.91        21,899     2008
                                                                                    8.39              9.03        26,326     2007
                                                                                    7.22              8.39        20,652     2006
                                                                                    6.95              7.22        36,246     2005
                                                                                    6.75              6.95        37,738     2004
                                                                                    5.55              6.75        36,174     2003
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $14.94            $17.42           286     2012
                                                                                   14.85             14.94           287     2011
                                                                                   12.10             14.85           528     2010
                                                                                    9.16             12.10           528     2009
                                                                                   15.65              9.16         2,743     2008
                                                                                   15.84             15.65         2,919     2007
                                                                                   14.53             15.84         1,996     2006
                                                                                   13.46             14.53         2,248     2005
                                                                                   12.57             13.46         2,259     2004
                                                                                   10.00             12.57         2,271     2003
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 8.01            $ 9.06           432     2012
   Class I                                                                          8.67              8.01           482     2011
                                                                                    7.55              8.67         4,503     2010
                                                                                    5.93              7.55        16,270     2009
                                                                                    9.50              5.93        17,183     2008
                                                                                   10.00              9.50        18,138     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 7.46            $ 8.57         2,169     2012
                                                                                    7.55              7.46         2,507     2011
                                                                                    6.84              7.55         5,259     2010
                                                                                    4.99              6.84         6,724     2009
                                                                                    8.04              4.99         7,989     2008
                                                                                    7.36              8.04        11,437     2007
                                                                                    6.97              7.36        11,458     2006
                                                                                    6.79              6.97        17,839     2005
                                                                                    6.33              6.79        25,493     2004
                                                                                    5.24              6.33        26,413     2003
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.27            $10.84         1,315     2012
                                                                                    9.65              9.27         1,578     2011
                                                                                    8.84              9.65         1,838     2010
                                                                                    7.09              8.84         2,113     2009
                                                                                   10.79              7.09         1,469     2008
                                                                                    9.96             10.79           617     2007
                                                                                    8.98              9.96           733     2006
                                                                                    8.52              8.98           861     2005
                                                                                    7.79              8.52           997     2004
                                                                                    6.49              7.79         1,142     2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $11.91            $14.17         3,448     2012
                                                                      13.51             11.91         3,533     2011
                                                                      10.10             13.51         3,628     2010
                                                                       6.29             10.10         5,945     2009
                                                                      10.57              6.29         5,666     2008
                                                                      10.50             10.57         7,810     2007
                                                                       9.45             10.50         8,181     2006
                                                                       9.13              9.45         8,578     2005
                                                                       8.74              9.13        10,388     2004
                                                                       6.65              8.74        16,632     2003
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $17.55            $19.56         2,315     2012
                                                                      16.74             17.55         3,767     2011
                                                                      14.98             16.74         4,136     2010
                                                                      11.45             14.98         8,612     2009
                                                                      18.70             11.45        10,081     2008
                                                                      14.89             18.70        12,856     2007
                                                                      11.55             14.89        13,144     2006
                                                                      10.06             11.55        17,988     2005
                                                                       7.87             10.06        14,565     2004
                                                                       5.90              7.87        16,213     2003
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.55            $14.06            --     2012
                                                                      12.92             12.55            --     2011
                                                                      12.03             12.92           246     2010
                                                                       8.48             12.03           246     2009
                                                                      15.84              8.48           246     2008
                                                                      14.13             15.84           246     2007
                                                                      13.33             14.13           246     2006
                                                                      12.91             13.33           492     2005
                                                                      12.30             12.91           492     2004
                                                                      10.00             12.30           492     2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $12.98            $15.46         7,607     2012
                                                                      14.41             12.98         7,734     2011
                                                                      12.65             14.41        10,845     2010
                                                                       9.22             12.65        15,487     2009
                                                                      15.70              9.22        27,529     2008
                                                                      15.03             15.70        30,915     2007
                                                                      13.01             15.03        40,634     2006
                                                                      11.58             13.01        40,249     2005
                                                                       9.90             11.58        52,281     2004
                                                                       7.04              9.90        49,254     2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                  $ 9.70            $11.14         2,357     2012
                                                                       9.89              9.70         2,458     2011
                                                                       8.67              9.89         6,010     2010
                                                                       6.88              8.67        11,712     2009
                                                                      11.39              6.88        19,764     2008
                                                                      11.10             11.39        21,003     2007
                                                                       9.83             11.10        22,294     2006
                                                                       9.44              9.83        22,710     2005
                                                                       8.78              9.44        29,415     2004
                                                                       7.06              8.78        31,129     2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                                    NUMBER OF
                                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares              $18.23            $21.11           573
                                                                                      18.96             18.23           574
                                                                                      15.65             18.96           575
                                                                                      11.61             15.65           654
                                                                                      19.03             11.61           577
                                                                                      19.60             19.03           579
                                                                                      17.36             19.60           580
                                                                                      16.07             17.36         1,820
                                                                                      13.70             16.07         1,500
                                                                                      10.00             13.70           920
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                      $13.28            $15.19            --
                                                                                      13.38             13.28            --
                                                                                      10.69             13.38            --
                                                                                       8.21             10.69            --
                                                                                      16.41              8.21            --
                                                                                      15.72             16.41            --
                                                                                      15.55             15.72            --
                                                                                      14.10             15.55            --
                                                                                      11.99             14.10            --
                                                                                      10.00             11.99            --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares         $15.80            $17.25           123
                                                                                      15.03             15.80           124
                                                                                      14.08             15.03         1,703
                                                                                      12.37             14.08         8,366
                                                                                      12.87             12.37        10,357
                                                                                      12.62             12.87        10,837
                                                                                      12.54             12.62         9,932
                                                                                      12.11             12.54         8,781
                                                                                      11.66             12.11         7,159
                                                                                      11.58             11.66         8,207
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $17.29            $19.46         5,867
                                                                                      16.99             17.29         3,445
                                                                                      15.08             16.99         9,172
                                                                                      10.92             15.08        19,470
                                                                                      14.50             10.92        28,671
                                                                                      14.23             14.50        38,820
                                                                                      13.25             14.23        42,430
                                                                                      12.93             13.25        45,785
                                                                                      11.98             12.93        39,603
                                                                                       9.91             11.98        47,271
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $22.64            $23.27         2,258
                                                                                      17.99             22.64         2,870
                                                                                      16.37             17.99         4,744
                                                                                      17.39             16.37         8,302
                                                                                      15.06             17.39         9,309
                                                                                      13.94             15.06        10,930
                                                                                      13.99             13.94        11,390
                                                                                      13.57             13.99        11,021
                                                                                      12.81             13.57        11,871
                                                                                      12.53             12.81        22,736
--------------------------------------------------------------------------------------------------------------------------------





SUBACCOUNTS                                                                    YEAR
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares        2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2012
                                                                               2011
                                                                               2010
                                                                               2009
                                                                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $17.33            $18.70         21,389    2012
                                                                 16.99             17.33         22,053    2011
                                                                 15.96             16.99         38,724    2010
                                                                 14.22             15.96         66,141    2009
                                                                 13.78             14.22         77,343    2008
                                                                 12.87             13.78         63,623    2007
                                                                 12.59             12.87         78,679    2006
                                                                 12.48             12.59         69,770    2005
                                                                 12.09             12.48         75,044    2004
                                                                 11.69             12.09        117,549    2003
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Equity Portfolio -- Class II Shares                           $10.44            $11.63             --    2012
                                                                 11.03             10.44             --    2011
                                                                 10.04             11.03             --    2010
                                                                  7.42             10.04             --    2009
                                                                 12.23              7.42             --    2008
                                                                 11.41             12.23             --    2007
                                                                 10.39             11.41             --    2006
                                                                  9.51             10.39             --    2005
                                                                  8.82              9.51             --    2004
                                                                  6.83              8.82             --    2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.63            $20.28             --    2012
                                                                 19.81             18.63             --    2011
                                                                 18.74             19.81             --    2010
                                                                 12.09             18.74             --    2009
                                                                 20.27             12.09          2,226    2008
                                                                 18.70             20.27          2,489    2007
                                                                 16.72             18.70          4,469    2006
                                                                 14.00             16.72          5,297    2005
                                                                 12.33             14.00          2,331    2004
                                                                 10.00             12.33             --    2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.36            $10.66          1,644    2012
                                                                  9.51              9.36          1,697    2011
                                                                  8.67              9.51          1,967    2010
                                                                  6.17              8.67          2,501    2009
                                                                 10.04              6.17          2,362    2008
                                                                  9.14             10.04          2,401    2007
                                                                  9.16              9.14          5,634    2006
                                                                  8.16              9.16          7,019    2005
                                                                  7.59              8.16         12,383    2004
                                                                  5.95              7.59          7,042    2003
---------------------------------------------------------------------------------------------------------------
  SP International Growth Portfolio -- Class II Shares          $ 8.57            $10.28          1,322    2012
                                                                 10.28              8.57          1,395    2011
                                                                  9.17             10.28          1,472    2010
                                                                  6.83              9.17          1,555    2009
                                                                 14.01              6.83          8,967    2008
                                                                 11.94             14.01         11,455    2007
                                                                 10.07             11.94         14,472    2006
                                                                  8.84             10.07          1,902    2005
                                                                  7.73              8.84          1,996    2004
                                                                  5.64              7.73          2,094    2003
---------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
  SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares         $14.37            $16.47         1,638     2012
                                                                           14.34             14.37         1,658     2011
                                                                           12.14             14.34         1,810     2010
                                                                            8.74             12.14         1,720     2009
                                                                           13.92              8.74         1,855     2008
                                                                           12.15             13.92         1,610     2007
                                                                           11.31             12.15         1,647     2006
                                                                            9.78             11.31         7,938     2005
                                                                            8.21              9.78         9,731     2004
                                                                            5.89              8.21         9,774     2003
-------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                   $ 6.25            $ 7.19           966     2012
                                                                            6.22              6.25           967     2011
                                                                            5.33              6.22           969     2010
                                                                            3.56              5.33           971     2009
                                                                            6.23              3.56         4,038     2008
                                                                            5.37              6.23         4,475     2007
                                                                            5.15              5.37         4,857     2006
                                                                            5.18              5.15         5,695     2005
                                                                            4.81              5.18         6,150     2004
                                                                            3.36              4.81         6,634     2003
-------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION


                                                                                            PAGE
THE COMPANY................................................................................ B-3

THE SEPARATE ACCOUNT....................................................................... B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT......................................... B-3

THE CONTRACTS.............................................................................. B-4
   Transfer of Annuity Units............................................................... B-4
   Net Investment Factor................................................................... B-4

TERMINATION OF PARTICIPATION AGREEMENTS.................................................... B-4

CALCULATION OF PERFORMANCE DATA............................................................ B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund. B-5
   Other Subaccounts....................................................................... B-6
   Other Performance Data.................................................................. B-7

TAX MATTERS................................................................................ B-7
   Taxation of Genworth Life and Annuity Insurance Company................................. B-7
   IRS Required Distributions.............................................................. B-7

GENERAL PROVISIONS......................................................................... B-8
   Using the Contracts as Collateral....................................................... B-8
   The Beneficiary......................................................................... B-8
   Non-Participating....................................................................... B-8
   Misstatement of Age or Gender........................................................... B-8
   Incontestability........................................................................ B-8
   Statement of Values..................................................................... B-8
   Trust as Owner or Beneficiary........................................................... B-8
   Written Notice.......................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS.............................. B-8

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY.................................. B-9

EXPERTS.................................................................................... B-9

FINANCIAL STATEMENTS....................................................................... B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra II) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1152 1/99

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2013, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2013.

TABLE OF CONTENTS


                                                                                 PAGE
THE COMPANY..................................................................... B-3

THE SEPARATE ACCOUNT............................................................ B-4

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT.............................. B-4

THE CONTRACTS................................................................... B-4
   Transfer of Annuity Units.................................................... B-4
   Net Investment Factor........................................................ B-4

TERMINATION OF PARTICIPATION AGREEMENTS......................................... B-4

CALCULATION OF PERFORMANCE DATA................................................. B-5
   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Money
     Market Fund................................................................ B-5
   Other Subaccounts............................................................ B-6
   Other Performance Data....................................................... B-7

TAX MATTERS..................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................... B-7
   IRS Required Distributions................................................... B-8

GENERAL PROVISIONS.............................................................. B-8
   Using the Contracts as Collateral............................................ B-8
   The Beneficiary.............................................................. B-8
   Non-Participating............................................................ B-8
   Misstatement of Age or Gender................................................ B-8
   Incontestability............................................................. B-8
   Statement of Values.......................................................... B-8
   Trust as Owner or Beneficiary................................................ B-8
   Written Notice............................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS................... B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY....................... B-9

EXPERTS......................................................................... B-9

FINANCIAL STATEMENTS............................................................ B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").


On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

On January 16, 2013, Genworth announced a proposed legal entity reorganization that would involve the creation of a new holding company over Genworth with Genworth becoming a direct, wholly-owned subsidiary of the new holding company. Following the completion of the reorganization, Genworth will continue to own its existing businesses except the U.S. mortgage insurance subsidiaries.


Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.



We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing wealth management, investment and financial solutions to more than 15 million customers, with a presence in more than 25 countries. In 2011, we changed our operating business segments to better align our businesses. Under the new structure, we operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. LIFE INSURANCE. Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market.

  . RUNOFF. Our Runoff segment includes the results of non-strategic products that are no longer sold. Our non-strategic products include our variable annuity, variable life insurance, group variable annuities offered through retirement plans and other products. Our other products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreement backed notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities. On May 1, 2008, we discontinued the sales of variable life insurance policies. We continue to service existing policies.

We also have Corporate and Other activities, which include interest and other debt financing expenses, other corporate income and expenses not allocated to the segments.

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amount requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administration expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

THE ALGER AMERICAN FUND. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon sixty days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days' advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. This agreement may be terminated at the option of any party upon one year advance written notice to the other parties.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

WELLS FARGO VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.


Subaccount Investing in the Goldman Sachs Variable Insurance
Trust -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects:


1) net income from the Portfolio attributable to the hypothetical account; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract charge, the mortality and expense risk charge deducted daily at an annualized rate of 1.30% of your assets in the Separate Account and an administrative expense charge deducted daily at an annualized rate of 0.25% of your assets in the Separate Account. The annual contract charge is only deducted if Contract Value at the time of deduction is less than $10,000. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one Accumulation Unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:


Effective Yield = (1 + ((NCP - ES)/UV))/365/7 - /1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.


The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Goldman Sachs Variable Insurance Trust -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be lower than the yield for the Goldman Sachs Variable Insurance
Trust -- Money Market Fund.


Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.


Goldman Sachs Variable Insurance Trust -- Money Market Fund:



Current Yield    -1.66% as of December 31, 2012
Effective Yield  -1.65% as of December 31, 2012


PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $10,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for optional riders.

   (5) Standardized total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications.) The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus Credits.

   (6) Standardized total return does not reflect the deduction of any premium tax.

   (7) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

          Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trustee is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS


The consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and for each of the years in the three-year period ended December 31, 2012, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2012 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report on the consolidated financial statements of Genworth Life and Annuity Insurance Company and subsidiaries dated April 8, 2013 refers to the retrospective adoption of guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, as well as a retrospective change in the method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, our report refers to a change in the method of accounting for embedded credit derivatives and variable interest entities in 2010.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2012

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2012

                                                                            PAGE
                                                                            ----
Report of Independent Registered Public Accounting Firm....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-19

Statements of Changes in Net Assets........................................ F-35

Notes to Financial Statements.............................................. F-66

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares, Invesco V.I. Capital Development Fund -- Series I shares, Invesco V.I. Core Equity Fund -- Series I shares, Invesco V.I. Global Real Estate Fund -- Series II shares, Invesco V.I. Government Securities Fund -- Series I shares, Invesco V.I. International Growth Fund -- Series II shares, Invesco V.I. Technology Fund -- Series I shares, Invesco V.I. Utilities Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series I shares, Invesco Van Kampen V.I. American Franchise Fund -- Series II shares, Invesco Van Kampen V.I. Comstock Fund -- Series II shares, Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares, Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares, Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1, Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2; DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Large Cap Value VIP -- Class B Shares, Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund; Federated Insurance Series -- Federated Capital Appreciation Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares, Federated Managed Volatility Fund II; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Opportunities Portfolio -- Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Growth Stock Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Enhanced International Index Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Large Cap Value Fund -- Institutional Shares, Goldman Sachs Mid Cap Value Fund; Goldman Sachs Money Market Fund -- Service Shares, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1,

JPMorgan Insurance Trust Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I, Legg Mason ClearBridge Variable Large Cap Value Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Non-Service Shares, Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class I-2 Shares, Alger Small Cap Growth Portfolio -- Class I-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio --
Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; Wells Fargo Variable Trust -- Wells Fargo Advantage VT Omega Growth Fund -- Class 2) as of December 31, 2012, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2012, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 10, 2013

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2012


                                             -------------------------

                                             INVESCO V.I. INVESCO V.I.
                                               CAPITAL      CAPITAL
                                             APPRECIATION DEVELOPMENT
                                               FUND --      FUND --
                               CONSOLIDATED    SERIES I     SERIES I
                                  TOTAL         SHARES       SHARES
                              -------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............ $7,803,375,846      --           --
Dividend receivable..........      1,737,674      --           --
Receivable for units sold....      3,312,066      --           --
                              --------------      --           --
       Total assets..........  7,808,425,586      --           --
                              --------------      --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      1,075,885      --           --
Payable for units
  withdrawn..................      8,354,497      --           --
                              --------------      --           --
       Total liabilities.....      9,430,382      --           --
                              --------------      --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  7,547,792,097      --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    251,203,107      --           --
                              --------------      --           --
       Net assets............ $7,798,995,204      --           --
                              ==============      ==           ==
Investments in
  securities at cost......... $7,301,944,438      --           --
                              ==============      ==           ==
Shares outstanding...........                     --           --
                                                  ==           ==

                               AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                              -------------------------------------------------------------------------------------------
                                                                                                             INVESCO VAN
                              INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                                  CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                                 EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                                FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                                SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                                 SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                              ------------ ------------ ------------ ------------- ------------ ------------ -----------
ASSETS:
Investments at fair
  value (note 2b)............  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,206,414
Dividend receivable..........          --         --          --              --         --           --             --
Receivable for units sold....          --         --          --              --         --           --          3,188
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total assets..........  10,364,281    241,143       3,613      56,722,165      1,241        3,545      7,209,602
                               ----------    -------       -----      ----------      -----        -----      ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,309         35          --           7,825         --           --            899
Payable for units
  withdrawn..................         330        432           1          70,646         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Total liabilities.....       1,639        467           1          78,471         --           --            899
                               ----------    -------       -----      ----------      -----        -----      ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  10,362,642    202,521       3,612      54,603,017      1,241        3,545      7,208,703
   Variable annuity
     contract owners in
     the annuitization
     period..................          --     38,155          --       2,040,677         --           --             --
                               ----------    -------       -----      ----------      -----        -----      ---------
       Net assets............  10,362,642    240,676       3,612      56,643,694      1,241        3,545      7,208,703
                               ==========    =======       =====      ==========      =====        =====      =========
Investments in
  securities at cost.........   8,622,419    205,334       3,504      50,251,053        880        3,976      7,383,209
                               ==========    =======       =====      ==========      =====        =====      =========
Shares outstanding...........     343,871     15,959         291       1,911,124         74          219        198,633
                               ==========    =======       =====      ==========      =====        =====      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                          AIM VARIABLE INSURANCE FUNDS
                                 (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          ------------------------------------------------------------- -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN  INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.  KAMPEN V.I.
                           AMERICAN   KAMPEN V.I.   EQUITY      MID CAP       VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK   AND INCOME    GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --      FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II   SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES      SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ----------- ------------- -----------------
ASSETS:
Investments at fair
 value (note 2b)......... $5,711,736  35,371,692  13,779,220     2,004      7,417,709      20,477,181
Dividend receivable......         --          --          --        --             --              --
Receivable for units sold         --          --       2,139        --         11,704              --
                          ----------  ----------  ----------     -----      ---------      ----------
    Total assets.........  5,711,736  35,371,692  13,781,359     2,004      7,429,413      20,477,181
                          ----------  ----------  ----------     -----      ---------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..        703       4,505       2,211        --            953           2,986
Payable for units
 withdrawn...............      1,236       8,353          --        --             --          11,921
                          ----------  ----------  ----------     -----      ---------      ----------
    Total liabilities....      1,939      12,858       2,211        --            953          14,907
                          ----------  ----------  ----------     -----      ---------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  5,709,797  35,336,225  13,042,888     2,004      7,428,460      18,684,607
 Variable annuity
   contract owners in
   the annuitization
   period................         --      22,609     736,260        --             --       1,777,667
                          ----------  ----------  ----------     -----      ---------      ----------
    Net assets........... $5,709,797  35,358,834  13,779,148     2,004      7,428,460      20,462,274
                          ==========  ==========  ==========     =====      =========      ==========
Investments in
 securities at cost...... $4,112,335  30,927,214  11,937,385     1,943      8,315,270      18,475,058
                          ==========  ==========  ==========     =====      =========      ==========
Shares outstanding.......    160,668   2,675,620     915,563       511      1,049,181       1,705,011
                          ==========  ==========  ==========     =====      =========      ==========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ------------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2b).........     3,574,305        48,866,572        82,924,404        11,221,695
Dividend receivable......            --                --                --                --
Receivable for units sold            --                --                --                --
                              ---------        ----------        ----------        ----------
    Total assets.........     3,574,305        48,866,572        82,924,404        11,221,695
                              ---------        ----------        ----------        ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..           445             6,113            11,569             1,425
Payable for units
 withdrawn...............         1,191             5,762           331,078             7,511
                              ---------        ----------        ----------        ----------
    Total liabilities....         1,636            11,875           342,647             8,936
                              ---------        ----------        ----------        ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     3,572,669        48,790,140        79,099,312        11,212,759
 Variable annuity
   contract owners in
   the annuitization
   period................            --            64,557         3,482,445                --
                              ---------        ----------        ----------        ----------
    Net assets...........     3,572,669        48,854,697        82,581,757        11,212,759
                              =========        ==========        ==========        ==========
Investments in
 securities at cost......     3,389,005        45,677,786        85,206,289         8,912,593
                              =========        ==========        ==========        ==========
Shares outstanding.......       217,680         2,365,275         6,458,287           369,378
                              =========        ==========        ==========        ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                              AMERICAN
                          ALLIANCEBERNSTEIN   CENTURY
                          VARIABLE PRODUCTS   VARIABLE
                          SERIES FUND, INC.  PORTFOLIOS
                             (CONTINUED)      II, INC.     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ----------------- ------------ ----------------------------------------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME &      VP
                               GROWTH        PROTECTION    GROWTH    INTERNATIONAL VP ULTRA(R) VP VALUE
                            PORTFOLIO --      FUND --      FUND --      FUND --      FUND --   FUND --
                               CLASS B        CLASS II     CLASS I      CLASS I      CLASS I   CLASS I
                          ----------------- ------------ ----------- ------------- ----------- --------
ASSETS:
Investments at fair
 value (note 2b).........    $13,367,685     84,640,129    83,739      1,033,522     53,847     88,683
Dividend receivable......             --             --        --             --         --         --
Receivable for units sold          5,482        120,892        --             --         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Total assets.........     13,373,167     84,761,021    83,739      1,033,522     53,847     88,683
                             -----------     ----------    ------      ---------     ------     ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          1,653         11,968        11            149          8         10
Payable for units
 withdrawn...............             --             --        --          1,121          1         --
                             -----------     ----------    ------      ---------     ------     ------
    Total liabilities....          1,653         11,968        11          1,270          9         10
                             -----------     ----------    ------      ---------     ------     ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     13,371,514     81,205,212    83,728        880,958     53,838     88,673
 Variable annuity
   contract owners in
   the annuitization
   period................             --      3,543,841        --        151,294         --         --
                             -----------     ----------    ------      ---------     ------     ------
    Net assets...........    $13,371,514     84,749,053    83,728      1,032,252     53,838     88,673
                             ===========     ==========    ======      =========     ======     ======
Investments in
 securities at cost......    $11,854,165     78,298,646    78,292        962,083     45,106     90,922
                             ===========     ==========    ======      =========     ======     ======
Shares outstanding.......        728,087      7,035,755    12,136        115,736      4,986     13,602
                             ===========     ==========    ======      =========     ======     ======




                                    BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------------------------------
                                              BLACKROCK     BLACKROCK    BLACKROCK
                             BLACKROCK         GLOBAL       LARGE CAP      VALUE
                          BASIC VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                              FUND --          FUND --       FUND --   V.I. FUND --
                             CLASS III        CLASS III     CLASS III    CLASS III
                               SHARES          SHARES        SHARES       SHARES
                          ---------------- --------------- ----------- -------------
ASSETS:
Investments at fair
 value (note 2b).........    11,533,657      430,834,618    3,231,854   10,386,929
Dividend receivable......            --               --           --           --
Receivable for units sold            --               --           27           --
                             ----------      -----------    ---------   ----------
    Total assets.........    11,533,657      430,834,618    3,231,881   10,386,929
                             ----------      -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         1,473           65,146          402        1,302
Payable for units
 withdrawn...............         1,973          110,566           --          318
                             ----------      -----------    ---------   ----------
    Total liabilities....         3,446          175,712          402        1,620
                             ----------      -----------    ---------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    11,530,211      402,959,200    3,231,479   10,376,472
 Variable annuity
   contract owners in
   the annuitization
   period................            --       27,699,706           --        8,837
                             ----------      -----------    ---------   ----------
    Net assets...........    11,530,211      430,658,906    3,231,479   10,385,309
                             ==========      ===========    =========   ==========
Investments in
 securities at cost......    10,869,052      408,892,048    3,097,052    9,483,719
                             ==========      ===========    =========   ==========
Shares outstanding.......       905,311       30,044,255      281,275      653,266
                             ==========      ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------- ----------- ---------------------- ---------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE
                            VARIABLE   PORTFOLIO --              DWS DREMAN     DWS        DREYFUS       DREYFUS
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID     LARGE      INVESTMENT     VARIABLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------
ASSETS:
Investments at fair
 value (note 2b)......... $25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
Dividend receivable......          --           --         --          --         --            --            --
Receivable for units sold          --           --         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Total assets.........  25,965,116   53,362,908      6,116      50,536     71,825        83,169       688,192
                          -----------   ----------      -----      ------     ------        ------       -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       3,251        7,215          1           6         11            10           189
Payable for units
 withdrawn...............      10,576       98,407          1           1         --            --             1
                          -----------   ----------      -----      ------     ------        ------       -------
    Total liabilities....      13,827      105,622          2           7         11            10           190
                          -----------   ----------      -----      ------     ------        ------       -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  25,951,289   51,885,398      6,114      50,529     71,814        83,159       688,002
 Variable annuity
   contract owners in
   the annuitization
   period................          --    1,371,888         --          --         --            --            --
                          -----------   ----------      -----      ------     ------        ------       -------
    Net assets........... $25,951,289   53,257,286      6,114      50,529     71,814        83,159       688,002
                          ===========   ==========      =====      ======     ======        ======       =======
Investments in
 securities at cost...... $20,822,487   52,606,326      5,973      50,823     71,788        82,360       688,103
                          ===========   ==========      =====      ======     ======        ======       =======
Shares outstanding.......   1,170,127    3,447,216        287       3,954      5,764         5,304       688,192
                          ===========   ==========      =====      ======     ======        ======       =======

                                                           FEDERATED
                                           EATON VANCE     INSURANCE
                                          VARIABLE TRUST     SERIES
                          ------------------------------- ------------


                           THE DREYFUS                     FEDERATED
                             SOCIALLY                       CAPITAL
                           RESPONSIBLE                    APPRECIATION
                              GROWTH                       FUND II --
                          FUND, INC. --  VT FLOATING-RATE   PRIMARY
                          INITIAL SHARES   INCOME FUND       SHARES
                          -------------- ---------------- ------------
ASSETS:
Investments at fair
 value (note 2b).........   3,850,963       64,155,911     9,361,283
Dividend receivable......          --          228,809            --
Receivable for units sold         160           14,568            --
                            ---------       ----------     ---------
    Total assets.........   3,851,123       64,399,288     9,361,283
                            ---------       ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..         473            8,889         1,097
Payable for units
 withdrawn...............          --               --        28,539
                            ---------       ----------     ---------
    Total liabilities....         473            8,889        29,636
                            ---------       ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   3,850,650       62,257,013     9,331,647
 Variable annuity
   contract owners in
   the annuitization
   period................          --        2,133,386            --
                            ---------       ----------     ---------
    Net assets...........   3,850,650       64,390,399     9,331,647
                            =========       ==========     =========
Investments in
 securities at cost......   3,326,988       63,210,013     8,864,708
                            =========       ==========     =========
Shares outstanding.......     115,853        6,781,809     1,497,805
                            =========       ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    FEDERATED INSURANCE SERIES (CONTINUED)
                              --------------------------------------------------- ------------

                              FEDERATED HIGH FEDERATED HIGH FEDERATED              VIP ASSET
                               INCOME BOND    INCOME BOND    KAUFMANN  FEDERATED  MANAGER/SM/
                                FUND II --     FUND II --   FUND II --  MANAGED   PORTFOLIO --
                                 PRIMARY        SERVICE      SERVICE   VOLATILITY   INITIAL
                                  SHARES         SHARES       SHARES    FUND II      CLASS
                              -------------- -------------- ---------- ---------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  $23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
Dividend receivable..........           --             --           --        --           --
Receivable for units sold....           --             --           --        --           --
                               -----------     ----------   ---------- ---------   ----------
       Total assets..........   23,765,636     39,982,661   21,195,374 8,753,212   60,160,031
                               -----------     ----------   ---------- ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,840          5,020        2,633     1,017        6,023
Payable for units
  withdrawn..................       17,191          3,470        7,057       476       39,406
                               -----------     ----------   ---------- ---------   ----------
       Total liabilities.....       20,031          8,490        9,690     1,493       45,429
                               -----------     ----------   ---------- ---------   ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   23,745,605     39,969,094   21,185,684 8,749,278   60,048,464
   Variable annuity
     contract owners in
     the annuitization
     period..................           --          5,077           --     2,441       66,138
                               -----------     ----------   ---------- ---------   ----------
       Net assets............  $23,745,605     39,974,171   21,185,684 8,751,719   60,114,602
                               ===========     ==========   ========== =========   ==========
Investments in
  securities at cost.........  $22,042,355     36,922,350   18,767,249 8,297,693   57,486,557
                               ===========     ==========   ========== =========   ==========
Shares outstanding...........    3,314,594      5,607,666    1,433,088   915,608    3,965,724
                               ===========     ==========   ========== =========   ==========

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                              -------------------------------------------------------------------
                                                                                    VIP DYNAMIC
                               VIP ASSET       VIP                         VIP        CAPITAL
                              MANAGER/SM/    BALANCED        VIP      CONTRAFUND(R) APPRECIATION
                              PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --
                                SERVICE      SERVICE    PORTFOLIO --     SERVICE      SERVICE
                                CLASS 2      CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2
                              ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
Dividend receivable..........          --           --            --            --          --
Receivable for units sold....          --           --            --            --          --
                               ----------   ----------   -----------   -----------   ---------
       Total assets..........  12,839,238   75,119,530   123,481,819   267,821,011   2,111,123
                               ----------   ----------   -----------   -----------   ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,912       11,555        14,335        36,175         263
Payable for units
  withdrawn..................       1,251        9,819        67,100       165,114           1
                               ----------   ----------   -----------   -----------   ---------
       Total liabilities.....       3,163       21,374        81,435       201,289         264
                               ----------   ----------   -----------   -----------   ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,744,162   70,780,499   123,292,108   258,681,741   2,110,859
   Variable annuity
     contract owners in
     the annuitization
     period..................      91,913    4,317,657       108,276     8,937,981          --
                               ----------   ----------   -----------   -----------   ---------
       Net assets............  12,836,075   75,098,156   123,400,384   267,619,722   2,110,859
                               ==========   ==========   ===========   ===========   =========
Investments in
  securities at cost.........  11,979,752   69,393,705   112,927,668   246,522,361   1,806,224
                               ==========   ==========   ===========   ===========   =========
Shares outstanding...........     860,539    4,837,059     4,670,265    10,300,808     214,763
                               ==========   ==========   ===========   ===========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                                      FIDELITY(R) VARIABLE
                                                                              INSURANCE PRODUCTS FUND (CONTINUED)
                              ---------------------------------------------------------------------------------------------
                                                             VIP          VIP                         VIP
                                            VIP EQUITY-    GROWTH &     GROWTH &        VIP         GROWTH         VIP
                               VIP EQUITY-     INCOME       INCOME       INCOME       GROWTH     OPPORTUNITIES    GROWTH
                                 INCOME     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- OPPORTUNITIES PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO --    SERVICE      INITIAL      SERVICE    PORTFOLIO --     SERVICE      INITIAL
                              INITIAL CLASS   CLASS 2       CLASS       CLASS 2    INITIAL CLASS    CLASS 2       CLASS
                              ------------- ------------ ------------ ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............ $100,507,375  135,774,508   23,159,263   14,615,710    9,642,225    29,276,857    59,930,584
Dividend receivable..........           --           --           --           --           --            --            --
Receivable for units sold....       92,424           --           --           --       28,049           467            --
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total assets..........  100,599,799  135,774,508   23,159,263   14,615,710    9,670,274    29,277,324    59,930,584
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,315       18,418        2,732        1,833        1,128         4,061         6,570
Payable for units
  withdrawn..................           --      140,432       44,017       10,329           --            --        19,627
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Total liabilities.....       11,315      158,850       46,749       12,162        1,128         4,061        26,197
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  100,457,024  131,451,536   23,099,975   14,603,548    9,643,203    27,920,569    59,880,565
   Variable annuity
     contract owners in
     the annuitization
     period..................      131,460    4,164,122       12,539           --       25,943     1,352,694        23,822
                              ------------  -----------   ----------   ----------    ---------    ----------    ----------
       Net assets............ $100,588,484  135,615,658   23,112,514   14,603,548    9,669,146    29,273,263    59,904,387
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Investments in
  securities at cost......... $105,742,138  135,398,523   20,606,566   12,942,319    7,600,518    27,403,714    49,321,121
                              ============  ===========   ==========   ==========    =========    ==========    ==========
Shares outstanding...........    5,040,490    6,920,209    1,587,338    1,018,516      442,304     1,355,410     1,425,222
                              ============  ===========   ==========   ==========    =========    ==========    ==========


                              ---------------------------------------
                                               VIP          VIP
                                  VIP         GROWTH     INVESTMENT
                                 GROWTH       STOCK      GRADE BOND
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                SERVICE      SERVICE      SERVICE
                                CLASS 2      CLASS 2      CLASS 2
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  17,689,107   38,820,116  142,295,964
Dividend receivable..........          --           --           --
Receivable for units sold....       2,345           --      216,485
                               ----------   ----------  -----------
       Total assets..........  17,691,452   38,820,116  142,512,449
                               ----------   ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       2,240        5,477       20,091
Payable for units
  withdrawn..................          --        6,983           --
                               ----------   ----------  -----------
       Total liabilities.....       2,240       12,460       20,091
                               ----------   ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  17,689,212   36,781,435  136,445,649
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    2,026,221    6,046,709
                               ----------   ----------  -----------
       Net assets............  17,689,212   38,807,656  142,492,358
                               ==========   ==========  ===========
Investments in
  securities at cost.........  14,756,171   35,591,022  142,987,319
                               ==========   ==========  ===========
Shares outstanding...........     424,810    2,469,473   11,125,564
                               ==========   ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                              -------------------------------------------------------- ---------------


                                  VIP            VIP           VIP        VIP VALUE
                                MID CAP        MID CAP       OVERSEAS     STRATEGIES   FRANKLIN INCOME
                              PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --    SECURITIES
                                INITIAL        SERVICE       INITIAL       SERVICE         FUND --
                                 CLASS         CLASS 2        CLASS        CLASS 2     CLASS 2 SHARES
                              ------------   ------------  ------------  ------------  ---------------
ASSETS:
Investments at fair
  value (note 2b)............   $27,118      170,633,685    23,496,526    4,495,803      541,704,584
Dividend receivable..........        --               --            --           --               --
Receivable for units sold....        --               --            --           --               --
                                -------      -----------    ----------    ---------      -----------
       Total assets..........    27,118      170,633,685    23,496,526    4,495,803      541,704,584
                                -------      -----------    ----------    ---------      -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         2           22,432         2,598          568           87,840
Payable for units
  withdrawn..................        --          179,996        15,929          765          855,754
                                -------      -----------    ----------    ---------      -----------
       Total liabilities.....         2          202,428        18,527        1,333          943,594
                                -------      -----------    ----------    ---------      -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    27,116      166,323,505    23,430,830    4,494,470      508,560,941
   Variable annuity
     contract owners in
     the annuitization
     period..................        --        4,107,752        47,169           --       32,200,049
                                -------      -----------    ----------    ---------      -----------
       Net assets............   $27,116      170,431,257    23,477,999    4,494,470      540,760,990
                                =======      ===========    ==========    =========      ===========
Investments in
  securities at cost.........   $23,746      166,091,331    24,443,100    3,934,598      539,368,698
                                =======      ===========    ==========    =========      ===========
Shares outstanding...........       888        5,691,584     1,460,319      402,129       35,945,891
                                =======      ===========    ==========    =========      ===========

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              -------------------------------------------------------------------
                               FRANKLIN
                              LARGE CAP                                    TEMPLETON  TEMPLETON
                                GROWTH   FRANKLIN TEMPLETON                 FOREIGN    FOREIGN
                              SECURITIES    VIP FOUNDING    MUTUAL SHARES  SECURITIES SECURITIES
                               FUND --    FUNDS ALLOCATION    SECURITIES    FUND --    FUND --
                               CLASS 2        FUND --          FUND --      CLASS 1    CLASS 2
                                SHARES     CLASS 2 SHARES   CLASS 2 SHARES   SHARES     SHARES
                              ---------- ------------------ -------------- ---------- ----------
ASSETS:
Investments at fair
  value (note 2b)............  332,271      106,227,904       20,500,144   10,000,344 1,691,508
Dividend receivable..........       --               --               --           --        --
Receivable for units sold....       --               --               --           --        --
                               -------      -----------       ----------   ---------- ---------
       Total assets..........  332,271      106,227,904       20,500,144   10,000,344 1,691,508
                               -------      -----------       ----------   ---------- ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       40           16,502            2,591        1,191       248
Payable for units
  withdrawn..................       --           58,149          510,026        1,123     3,040
                               -------      -----------       ----------   ---------- ---------
       Total liabilities.....       40           74,651          512,617        2,314     3,288
                               -------      -----------       ----------   ---------- ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  332,231       94,125,991       19,875,101    9,998,030 1,422,395
   Variable annuity
     contract owners in
     the annuitization
     period..................       --       12,027,262          112,426           --   265,825
                               -------      -----------       ----------   ---------- ---------
       Net assets............  332,231      106,153,253       19,987,527    9,998,030 1,688,220
                               =======      ===========       ==========   ========== =========
Investments in
  securities at cost.........  326,889       98,949,835       17,973,819    9,564,695 1,636,223
                               =======      ===========       ==========   ========== =========
Shares outstanding...........   20,511       12,482,715        1,190,485      683,551   117,711
                               =======      ===========       ==========   ========== =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                FRANKLIN TEMPLETON
                                VARIABLE INSURANCE
                                  PRODUCTS TRUST
                                   (CONTINUED)                                      GE INVESTMENTS FUNDS, INC.
                              ---------------------- -----------------------------------------------------------------
                              TEMPLETON
                                GLOBAL    TEMPLETON
                                 BOND       GROWTH   CORE VALUE            INTERNATIONAL MID-CAP
                              SECURITIES  SECURITIES   EQUITY    INCOME       EQUITY     EQUITY
                               FUND --     FUND --    FUND --    FUND --      FUND --    FUND -- MONEY  PREMIER GROWTH
                               CLASS 1     CLASS 2    CLASS 1    CLASS 1      CLASS 1    CLASS 1 MARKET EQUITY FUND --
                                SHARES      SHARES     SHARES    SHARES       SHARES     SHARES   FUND  CLASS 1 SHARES
                              ----------- ---------- ---------- ---------- ------------- ------- ------ --------------
ASSETS:
Investments at fair
  value (note 2b)............ $12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
Dividend receivable..........          --         --         --         --      --         --      --             --
Receivable for units sold....          --         --         --         --      --         --      --             --
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total assets..........  12,384,002 13,182,264 13,565,230 38,072,418      --         --      --     30,796,195
                              ----------- ---------- ---------- ----------      --         --      --     ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       1,373      1,677      1,700      4,690      --         --      --          3,781
Payable for units
  withdrawn..................       8,991     96,781      9,043     13,291      --         --      --         34,545
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Total liabilities.....      10,364     98,458     10,743     17,981      --         --      --         38,326
                              ----------- ---------- ---------- ----------      --         --      --     ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  12,373,638 12,932,279 13,554,487 38,054,437      --         --      --     30,670,787
   Variable annuity
     contract owners in
     the annuitization
     period..................          --    151,527         --         --      --         --      --         87,082
                              ----------- ---------- ---------- ----------      --         --      --     ----------
       Net assets............ $12,373,638 13,083,806 13,554,487 38,054,437      --         --      --     30,757,869
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Investments in
  securities at cost......... $11,026,622 12,846,024 12,632,399 37,769,750      --         --      --     24,502,088
                              =========== ========== ========== ==========      ==         ==      ==     ==========
Shares outstanding...........     619,200  1,101,275  1,402,816  3,251,274      --         --      --        358,137
                              =========== ========== ========== ==========      ==         ==      ==     ==========




                              ------------------------


                              REAL ESTATE
                              SECURITIES
                                FUND --
                                CLASS 1   S&P 500(R)
                                SHARES    INDEX FUND
                              ----------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ 64,744,458  150,734,746
Dividend receivable..........         --           --
Receivable for units sold....         --           --
                              ----------  -----------
       Total assets.......... 64,744,458  150,734,746
                              ----------  -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....      8,085       18,136
Payable for units
  withdrawn..................    355,540       30,576
                              ----------  -----------
       Total liabilities.....    363,625       48,712
                              ----------  -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period.................. 63,685,222  150,668,098
   Variable annuity
     contract owners in
     the annuitization
     period..................    695,611       17,936
                              ----------  -----------
       Net assets............ 64,380,833  150,686,034
                              ==========  ===========
Investments in
  securities at cost......... 55,705,449  129,090,381
                              ==========  ===========
Shares outstanding...........  4,879,010    5,960,251
                              ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                              ------------------------------------------------- -----------------


                                                                                GENWORTH GENWORTH
                               SMALL-CAP                                        CALAMOS  DAVIS NY
                                EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY  GROWTH  VENTURE
                                FUND --     FUND --      FUND --      FUND --   FUND --  FUND --
                                CLASS 1     CLASS 1      CLASS 3      CLASS 1   SERVICE  SERVICE
                                SHARES       SHARES       SHARES      SHARES     SHARES   SHARES
                              ----------- ------------ ------------ ----------- -------- --------
ASSETS:
Investments at fair
  value (note 2b)............ $36,828,747 995,537,146  997,850,291  25,838,703     --       --
Dividend receivable..........          --          --           --          --     --       --
Receivable for units sold....          --          --           --          --     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total assets..........  36,828,747 995,537,146  997,850,291  25,838,703     --       --
                              ----------- -----------  -----------  ----------     --       --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       4,581     134,384      157,874       3,189     --       --
Payable for units
  withdrawn..................      37,137     415,708      169,628      36,097     --       --
                              ----------- -----------  -----------  ----------     --       --
       Total liabilities.....      41,718     550,092      327,502      39,286     --       --
                              ----------- -----------  -----------  ----------     --       --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  36,787,029 962,289,955  940,737,122  25,795,668     --       --
   Variable annuity
     contract owners in
     the annuitization
     period..................          --  32,697,099   56,785,667       3,749     --       --
                              ----------- -----------  -----------  ----------     --       --
       Net assets............ $36,787,029 994,987,054  997,522,789  25,799,417     --       --
                              =========== ===========  ===========  ==========     ==       ==
Investments in
  securities at cost......... $33,255,697 924,961,369  955,334,540  23,279,314     --       --
                              =========== ===========  ===========  ==========     ==       ==
Shares outstanding...........   2,754,581  57,379,663   57,679,208     735,307     --       --
                              =========== ===========  ===========  ==========     ==       ==

                              GENWORTH VARIABLE INSURANCE TRUST
                              --------------------------------------------------
                              GENWORTH                  GENWORTH     GENWORTH
                                EATON     GENWORTH       GOLDMAN    LEGG MASON
                                VANCE     ENHANCED        SACHS     CLEARBRIDGE
                              LARGE CAP INTERNATIONAL   ENHANCED    AGGRESSIVE
                                VALUE       INDEX       CORE BOND     GROWTH
                               FUND --     FUND --    INDEX FUND --   FUND --
                               SERVICE     SERVICE       SERVICE      SERVICE
                               SHARES      SHARES        SHARES       SHARES
                              --------- ------------- ------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............    --          --            --           --
Dividend receivable..........    --          --            --           --
Receivable for units sold....    --          --            --           --
                                 --          --            --           --
       Total assets..........    --          --            --           --
                                 --          --            --           --
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....    --          --            --           --
Payable for units
  withdrawn..................    --          --            --           --
                                 --          --            --           --
       Total liabilities.....    --          --            --           --
                                 --          --            --           --
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    --          --            --           --
   Variable annuity
     contract owners in
     the annuitization
     period..................    --          --            --           --
                                 --          --            --           --
       Net assets............    --          --            --           --
                                 ==          ==            ==           ==
Investments in
  securities at cost.........    --          --            --           --
                                 ==          ==            ==           ==
Shares outstanding...........    --          --            --           --
                                 ==          ==            ==           ==

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                GENWORTH VARIABLE
                                 INSURANCE TRUST            GOLDMAN SACHS VARIABLE
                                   (CONTINUED)                  INSURANCE TRUST
                              --------------------- --------------------------------------- ------------
                                          GENWORTH     GOLDMAN
                               GENWORTH  PYRAMIS(R)     SACHS                                 JPMORGAN
                                PIMCO    SMALL/MID    LARGE CAP    GOLDMAN      GOLDMAN      INSURANCE
                              STOCKSPLUS  CAP CORE      VALUE       SACHS     SACHS MONEY      TRUST
                               FUND --    FUND --      FUND --     MID CAP   MARKET FUND --  CORE BOND
                               SERVICE    SERVICE   INSTITUTIONAL   VALUE       SERVICE     PORTFOLIO --
                                SHARES     SHARES      SHARES       FUND         SHARES       CLASS 1
                              ---------- ---------- ------------- ---------- -------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............    $--         --       9,407,488   53,861,384  204,208,461    4,551,103
Dividend receivable..........     --         --              --           --        1,044           --
Receivable for units sold....     --         --           1,696           --           --        2,591
                                 ---         --       ---------   ----------  -----------    ---------
       Total assets..........     --         --       9,409,184   53,861,384  204,209,505    4,553,694
                                 ---         --       ---------   ----------  -----------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....     --         --           1,114        6,454       26,194          661
Payable for units
  withdrawn..................     --         --              --      119,421    2,574,326           --
                                 ---         --       ---------   ----------  -----------    ---------
       Total liabilities.....     --         --           1,114      125,875    2,600,520          661
                                 ---         --       ---------   ----------  -----------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................     --         --       9,408,070   53,685,236  201,540,052    3,883,218
   Variable annuity
     contract owners in
     the annuitization
     period..................     --         --              --       50,273       68,933      669,815
                                 ---         --       ---------   ----------  -----------    ---------
       Net assets............    $--         --       9,408,070   53,735,509  201,608,985    4,553,033
                                 ===         ==       =========   ==========  ===========    =========
Investments in
  securities at cost.........    $--         --       9,293,912   47,507,714  204,208,461    4,292,897
                                 ===         ==       =========   ==========  ===========    =========
Shares outstanding...........     --         --         874,302    3,513,463  204,208,461      386,342
                                 ===         ==       =========   ==========  ===========    =========


                                      JPMORGAN INSURANCE TRUST
                              -----------------------------------------------------
                                             JPMORGAN      JPMORGAN     JPMORGAN
                                JPMORGAN     INSURANCE    INSURANCE    INSURANCE
                               INSURANCE       TRUST        TRUST        TRUST
                                 TRUST     INTERNATIONAL   INTREPID     INTREPID
                              EQUITY INDEX    EQUITY        GROWTH      MID CAP
                              PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                                CLASS 1       CLASS 1      CLASS 1      CLASS 1
                              ------------ ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  1,581,169      83,095       671,905      507,245
Dividend receivable..........         --          --            --           --
Receivable for units sold....        394          --           874           --
                               ---------      ------       -------      -------
       Total assets..........  1,581,563      83,095       672,779      507,245
                               ---------      ------       -------      -------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        243          13           104           79
Payable for units
  withdrawn..................         --           2            --          191
                               ---------      ------       -------      -------
       Total liabilities.....        243          15           104          270
                               ---------      ------       -------      -------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  1,244,535      83,080       523,516      394,072
   Variable annuity
     contract owners in
     the annuitization
     period..................    336,785          --       149,159      112,903
                               ---------      ------       -------      -------
       Net assets............  1,581,320      83,080       672,675      506,975
                               =========      ======       =======      =======
Investments in
  securities at cost.........  1,304,624      68,822       569,837      420,591
                               =========      ======       =======      =======
Shares outstanding...........    127,514       7,899        38,176       28,854
                               =========      ======       =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                              --------------------------------------------------- --------------------------
                                JPMORGAN     JPMORGAN     JPMORGAN
                               INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                                 TRUST        TRUST        TRUST      INSURANCE
                                MID CAP      MID CAP     SMALL CAP    TRUST U.S.    BALANCED      BALANCED
                                 GROWTH       VALUE         CORE        EQUITY    PORTFOLIO --  PORTFOLIO --
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL   SERVICE
                                CLASS 1      CLASS 1      CLASS 1      CLASS 1       SHARES        SHARES
                              ------------ ------------ ------------ ------------ ------------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   $498,050     103,926       47,324     1,501,218    97,327,719   129,596,565
Dividend receivable..........         --          --           --            --            --            --
Receivable for units sold....         68          --           --           302            --            --
                                --------     -------       ------     ---------    ----------   -----------
       Total assets..........    498,118     103,926       47,324     1,501,520    97,327,719   129,596,565
                                --------     -------       ------     ---------    ----------   -----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....         78          15            6           234        11,388        18,863
Payable for units
  withdrawn..................         --           1           --            --        60,279        71,426
                                --------     -------       ------     ---------    ----------   -----------
       Total liabilities.....         78          16            6           234        71,667        90,289
                                --------     -------       ------     ---------    ----------   -----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................    385,158     103,910       47,318     1,163,635    97,195,268   124,025,902
   Variable annuity
     contract owners in
     the annuitization
     period..................    112,882          --           --       337,651        60,784     5,480,374
                                --------     -------       ------     ---------    ----------   -----------
       Net assets............   $498,040     103,910       47,318     1,501,286    97,256,052   129,506,276
                                ========     =======       ======     =========    ==========   ===========
Investments in
  securities at cost.........   $400,372      72,194       36,459     1,245,396    90,014,123   123,151,451
                                ========     =======       ======     =========    ==========   ===========
Shares outstanding...........     27,350      12,720        2,785        85,103     3,582,176     4,560,048
                                ========     =======       ======     =========    ==========   ===========

                                   JANUS ASPEN SERIES
                              -------------------------------------------------------


                                                           FLEXIBLE
                               ENTERPRISE    ENTERPRISE      BOND          FORTY
                              PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                              INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                                 SHARES        SHARES       SHARES        SHARES
                              ------------- ------------ ------------- -------------
ASSETS:
Investments at fair
  value (note 2b)............  49,317,543    4,422,786    21,711,068    41,392,712
Dividend receivable..........          --           --            --            --
Receivable for units sold....          --           --        13,134            --
                               ----------    ---------    ----------    ----------
       Total assets..........  49,317,543    4,422,786    21,724,202    41,392,712
                               ----------    ---------    ----------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       5,735          552         2,547         4,918
Payable for units
  withdrawn..................       8,792        9,914            --         7,575
                               ----------    ---------    ----------    ----------
       Total liabilities.....      14,527       10,466         2,547        12,493
                               ----------    ---------    ----------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  49,247,570    4,412,320    21,721,655    41,184,138
   Variable annuity
     contract owners in
     the annuitization
     period..................      55,446           --            --       196,081
                               ----------    ---------    ----------    ----------
       Net assets............  49,303,016    4,412,320    21,721,655    41,380,219
                               ==========    =========    ==========    ==========
Investments in
  securities at cost.........  34,568,711    3,124,818    21,303,100    29,602,677
                               ==========    =========    ==========    ==========
Shares outstanding...........   1,101,576      102,427     1,723,101     1,010,811
                               ==========    =========    ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                                                     JANUS ASPEN SERIES (CONTINUED)
                              -----------------------------------------------------------------------------------------------



                                                GLOBAL
                                              TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                                  FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                               PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                              SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                              -------------- ------------ ------------- ------------ ------------- ------------ -------------
ASSETS:
Investments at fair
  value (note 2b)............  $52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,866,239
Dividend receivable..........           --           --            --           --            --           --            --
Receivable for units sold....           --           --            --           --            --           --         7,052
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total assets..........   52,732,573    5,799,747    49,985,070    3,889,349    50,352,045    6,305,042    51,873,291
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        7,195          684         5,715          488         5,890          786         5,881
Payable for units
  withdrawn..................       35,193          436        35,108       49,542        31,745       12,549            --
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Total liabilities.....       42,388        1,120        40,823       50,030        37,635       13,335         5,881
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   50,655,258    5,798,627    49,928,052    3,839,319    50,253,563    6,291,707    51,820,262
   Variable annuity
     contract owners in
     the annuitization
     period..................    2,034,927           --        16,195           --        60,847           --        47,148
                               -----------    ---------    ----------    ---------    ----------    ---------    ----------
       Net assets............  $52,690,185    5,798,627    49,944,247    3,839,319    50,314,410    6,291,707    51,867,410
                               ===========    =========    ==========    =========    ==========    =========    ==========
Investments in
  securities at cost.........  $43,399,368    4,447,096    40,760,781    3,009,615    53,878,615    5,087,270    49,960,256
                               ===========    =========    ==========    =========    ==========    =========    ==========
Shares outstanding...........    1,309,150      941,517     1,889,795      148,846     1,326,450      170,268     1,687,256
                               ===========    =========    ==========    =========    ==========    =========    ==========

                                              LEGG MASON PARTNERS
                                             VARIABLE EQUITY TRUST
                              --------------------------------------
                                                         LEGG MASON
                                            LEGG MASON  CLEARBRIDGE
                                           CLEARBRIDGE    VARIABLE
                                             VARIABLE      EQUITY
                               WORLDWIDE    AGGRESSIVE     INCOME
                              PORTFOLIO --    GROWTH      BUILDER
                                SERVICE    PORTFOLIO -- PORTFOLIO --
                                 SHARES      CLASS II     CLASS I
                              ------------ ------------ ------------
ASSETS:
Investments at fair
  value (note 2b)............  4,578,859    4,806,508    6,014,446
Dividend receivable..........         --           --           --
Receivable for units sold....         --           --          431
                               ---------    ---------    ---------
       Total assets..........  4,578,859    4,806,508    6,014,877
                               ---------    ---------    ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        576          616          722
Payable for units
  withdrawn..................      2,370          496           --
                               ---------    ---------    ---------
       Total liabilities.....      2,946        1,112          722
                               ---------    ---------    ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  4,575,913    4,805,396    6,014,155
   Variable annuity
     contract owners in
     the annuitization
     period..................         --           --           --
                               ---------    ---------    ---------
       Net assets............  4,575,913    4,805,396    6,014,155
                               =========    =========    =========
Investments in
  securities at cost.........  4,154,823    3,935,263    6,027,237
                               =========    =========    =========
Shares outstanding...........    151,018      255,122      518,934
                               =========    =========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------ ----------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE   MFS(R) INVESTORS
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC     GROWTH STOCK
                            BUILDER       VALUE        VALUE         BOND        SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SERVICE CLASS
                            CLASS II     CLASS I      CLASS I      CLASS I         SHARES
                          ------------ ------------ ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2b).........  $7,187,746   6,254,918    10,199,275   14,577,684     8,668,139
Dividend receivable......          --          --            --           --            --
Receivable for units sold          --          --            --          174         4,069
                           ----------   ---------    ----------   ----------     ---------
    Total assets.........   7,187,746   6,254,918    10,199,275   14,577,858     8,672,208
                           ----------   ---------    ----------   ----------     ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,158         806         1,208        1,733         1,098
Payable for units
 withdrawn...............       6,061       2,825           902           --            --
                           ----------   ---------    ----------   ----------     ---------
    Total liabilities....       7,219       3,631         2,110        1,733         1,098
                           ----------   ---------    ----------   ----------     ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   6,830,457   6,251,287    10,180,485   14,576,125     8,671,110
 Variable annuity
   contract owners in
   the annuitization
   period................     350,070          --        16,680           --            --
                           ----------   ---------    ----------   ----------     ---------
    Net assets...........  $7,180,527   6,251,287    10,197,165   14,576,125     8,671,110
                           ==========   =========    ==========   ==========     =========
Investments in
 securities at cost......  $7,153,843   6,267,381     8,725,171   13,847,123     6,812,901
                           ==========   =========    ==========   ==========     =========
Shares outstanding.......     618,035     304,080       661,861    1,408,472       726,583
                           ==========   =========    ==========   ==========     =========




                                          MFS(R) VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------------------------



                          MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                               TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2b).........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
Dividend receivable......           --              --            --               --              --
Receivable for units sold           --              --            --               --              --
                             ---------      ----------        ------       ----------      ----------
    Total assets.........    7,265,696      21,104,794        72,647       60,575,391      26,150,899
                             ---------      ----------        ------       ----------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..          915           2,604             9            9,436           3,297
Payable for units
 withdrawn...............          121           2,601            --            3,612           9,520
                             ---------      ----------        ------       ----------      ----------
    Total liabilities....        1,036           5,205             9           13,048          12,817
                             ---------      ----------        ------       ----------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    7,264,660      21,099,589        72,638       58,023,954      26,138,082
 Variable annuity
   contract owners in
   the annuitization
   period................           --              --            --        2,538,389              --
                             ---------      ----------        ------       ----------      ----------
    Net assets...........    7,264,660      21,099,589        72,638       60,562,343      26,138,082
                             =========      ==========        ======       ==========      ==========
Investments in
 securities at cost......    5,543,263      20,527,703        66,103       56,663,822      23,489,130
                             =========      ==========        ======       ==========      ==========
Shares outstanding.......      318,951       1,406,049         7,046        3,059,363         958,259
                             =========      ==========        ======       ==========      ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------------------------------------------------------
                                                                                                    OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER   GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL     STRATEGIC  OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES    INCOME    HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE   NON-SERVICE NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2b)......... $14,990,288 30,644,185   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
Dividend receivable......          --         --           --          --           --          --          --      --
Receivable for units sold      46,823     90,487           --          --           --          --          --      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total assets.........  15,037,111 30,734,672   34,465,618   6,169,301   17,199,747  87,912,782   7,194,671      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..       1,681      4,845        3,910         765        2,027      11,665         840      --
Payable for units
 withdrawn...............          --         --       19,667      44,564        4,929     142,274         152      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Total liabilities....       1,681      4,845       23,577      45,329        6,956     153,939         992      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  15,035,430 29,200,771   34,423,056   6,123,972   17,187,216  85,715,074   7,168,867      --
 Variable annuity
   contract owners in
   the annuitization
   period................          --  1,529,056       18,985          --        5,575   2,043,769      24,812      --
                          ----------- ----------   ----------   ---------   ----------  ----------   ---------      --
    Net assets........... $15,035,430 30,729,827   34,442,041   6,123,972   17,192,791  87,758,843   7,193,679      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Investments in
 securities at cost...... $16,724,314 31,362,724   27,793,446   5,109,625   18,375,010  70,639,547   7,068,550      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==
Shares outstanding.......   1,197,307  2,477,299      764,883     138,139    2,082,294   2,725,978   1,268,901      --
                          =========== ==========   ==========   =========   ==========  ==========   =========      ==

                          --------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------
ASSETS:
Investments at fair
 value (note 2b)......... 103,276,418  96,093,214
Dividend receivable......          --          --
Receivable for units sold          --          --
                          -----------  ----------
    Total assets......... 103,276,418  96,093,214
                          -----------  ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4b)..      14,197      13,312
Payable for units
 withdrawn...............      83,571     234,217
                          -----------  ----------
    Total liabilities....      97,768     247,529
                          -----------  ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  99,116,460  91,501,848
 Variable annuity
   contract owners in
   the annuitization
   period................   4,062,190   4,343,837
                          -----------  ----------
    Net assets........... 103,178,650  95,845,685
                          ===========  ==========
Investments in
 securities at cost......  77,214,848  73,201,634
                          ===========  ==========
Shares outstanding.......   4,342,995   4,814,289
                          ===========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                 OPPENHEIMER VARIABLE
                               ACCOUNT FUNDS (CONTINUED)
                              --------------------------- ----------------------------
                                                                         FOREIGN BOND
                               OPPENHEIMER   OPPENHEIMER                  PORTFOLIO
                              SMALL- & MID- SMALL- & MID-                (U.S. DOLLAR
                               CAP GROWTH    CAP GROWTH     ALL ASSET     HEDGED) --
                               FUND/VA --    FUND/VA --   PORTFOLIO --  ADMINISTRATIVE
                               NON-SERVICE     SERVICE    ADVISOR CLASS     CLASS
                                 SHARES        SHARES        SHARES         SHARES
                              ------------- ------------- ------------- --------------
ASSETS:
Investments at fair
  value (note 2b)............  $26,762,228    3,033,160    27,001,432     4,647,637
Dividend receivable..........           --           --            --         8,068
Receivable for units sold....           --          247        16,787            --
                               -----------    ---------    ----------     ---------
       Total assets..........   26,762,228    3,033,407    27,018,219     4,655,705
                               -----------    ---------    ----------     ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....        2,960          375         3,485           595
                               -----------    ---------    ----------     ---------
Payable for units
  withdrawn..................       56,598           --            --        38,181
                               -----------    ---------    ----------     ---------
       Total liabilities.....       59,558          375         3,485        38,776
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   26,658,809    3,033,032    27,014,734     4,616,929
   Variable annuity
     contract owners in
     the annuitization
     period..................       43,861           --            --            --
                               -----------    ---------    ----------     ---------
       Net assets............  $26,702,670    3,033,032    27,014,734     4,616,929
                               ===========    =========    ==========     =========
Investments in
  securities at cost.........  $22,733,905    2,745,452    26,421,222     4,405,406
                               ===========    =========    ==========     =========
Shares outstanding...........      488,362       56,961     2,352,041       430,337
                               ===========    =========    ==========     =========

                                                                                             RYDEX
                                                                                           VARIABLE    THE ALGER
                               PIMCO VARIABLE INSURANCE TRUST                                TRUST     PORTFOLIOS
                              ----------------------------------------------------------------------- ------------
                                               LONG-TERM
                                                  U.S.
                                HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN              ALGER LARGE
                               PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --               CAP GROWTH
                              ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE             PORTFOLIO --
                                  CLASS          CLASS          CLASS          CLASS       NASDAQ --   CLASS I-2
                                  SHARES         SHARES         SHARES         SHARES     100(R) FUND    SHARES
                              -------------- -------------- -------------- -------------- ----------- ------------
ASSETS:
Investments at fair
  value (note 2b)............   88,082,445     34,344,757    213,400,800    400,090,580    4,279,281   30,105,950
Dividend receivable..........      413,098         55,703        342,217        688,735           --           --
Receivable for units sold....           --          5,332        742,561      1,878,559        2,330           --
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total assets..........   88,495,543     34,405,792    214,485,578    402,657,874    4,281,611   30,105,950
                                ----------     ----------    -----------    -----------    ---------   ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       11,701          4,447         30,117         52,568          527        3,531
                                ----------     ----------    -----------    -----------    ---------   ----------
Payable for units
  withdrawn..................      575,370             --             --             --           --        2,284
                                ----------     ----------    -----------    -----------    ---------   ----------
       Total liabilities.....      587,071          4,447         30,117         52,568          527        5,815
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................   86,483,277     34,393,676    205,910,623    396,541,906    4,281,084   30,051,878
   Variable annuity
     contract owners in
     the annuitization
     period..................    1,425,195          7,669      8,544,838      6,063,400           --       48,257
                                ----------     ----------    -----------    -----------    ---------   ----------
       Net assets............   87,908,472     34,401,345    214,455,461    402,605,306    4,281,084   30,100,135
                                ==========     ==========    ===========    ===========    =========   ==========
Investments in
  securities at cost.........   80,562,746     33,943,071    204,805,923    383,274,183    3,626,826   26,161,344
                                ==========     ==========    ===========    ===========    =========   ==========
Shares outstanding...........   10,928,343      2,780,952     19,795,993     34,639,877      189,684      643,015
                                ==========     ==========    ===========    ===========    =========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               THE ALGER                                                                           WELLS FARGO
                               PORTFOLIOS                                                                           VARIABLE
                              (CONTINUED)                        THE PRUDENTIAL SERIES FUND                           TRUST
                              ------------ ----------------------------------------------------------------------- -----------
                                             JENNISON                                                              WELLS FARGO
                              ALGER SMALL     20/20                    NATURAL                      SP PRUDENTIAL   ADVANTAGE
                               CAP GROWTH     FOCUS       JENNISON    RESOURCES   SP INTERNATIONAL  U.S. EMERGING   VT OMEGA
                              PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --      GROWTH          GROWTH        GROWTH
                               CLASS I-2     CLASS II     CLASS II     CLASS II     PORTFOLIO --    PORTFOLIO --     FUND --
                                 SHARES       SHARES       SHARES       SHARES    CLASS II SHARES  CLASS II SHARES   CLASS 2
                              ------------ ------------ ------------ ------------ ---------------- --------------- -----------
ASSETS:
Investments at fair
  value (note 2b)............ $27,101,039   8,450,656    2,481,133    31,716,569       13,595          26,984       2,388,515
Dividend receivable..........          --          --           --            --           --              --              --
Receivable for units sold....          --         225           --            --           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total assets..........  27,101,039   8,450,881    2,481,133    31,716,569       13,595          26,984       2,388,515
                              -----------   ---------    ---------    ----------       ------          ------       ---------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4b).....       3,158       1,051          327         4,126            2               3             293
Payable for units
  withdrawn..................       6,059          --          258        42,926           --              --           4,082
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Total liabilities.....       9,217       1,051          585        47,052            2               3           4,375
                              -----------   ---------    ---------    ----------       ------          ------       ---------
Net assets attributable
  to:
   Variable annuity
     contract owners in
     the accumulation
     period..................  27,024,566   8,449,830    2,466,705    30,987,764       13,593          26,981       2,384,140
   Variable annuity
     contract owners in
     the annuitization
     period..................      67,256          --       13,843       681,753           --              --              --
                              -----------   ---------    ---------    ----------       ------          ------       ---------
       Net assets............ $27,091,822   8,449,830    2,480,548    31,669,517       13,593          26,981       2,384,140
                              ===========   =========    =========    ==========       ======          ======       =========
Investments in
  securities at cost......... $25,002,283   7,474,997    2,072,051    36,022,096       18,249          21,245       2,183,019
                              ===========   =========    =========    ==========       ======          ======       =========
Shares outstanding...........     975,559     542,752       93,663       946,481        2,594           3,323          95,046
                              ===========   =========    =========    ==========       ======          ======       =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                       -------------------------

                                       INVESCO V.I. INVESCO V.I.
                                         CAPITAL      CAPITAL
                                       APPRECIATION DEVELOPMENT
                                         FUND --      FUND --
                          CONSOLIDATED   SERIES I     SERIES I
                             TOTAL        SHARES       SHARES
                          ------------ ------------ ------------
                                              PERIOD FROM
                                             JANUARY 1 TO
                                            APRIL 27, 2012
                                       ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $158,241,665         --        --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...  136,998,657     45,997        18
                          ------------  ---------       ---
Net investment income
  (expense)..............   21,243,008    (45,997)      (18)
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  116,987,323    850,022       (71)
   Change in unrealized
     appreciation
     (depreciation)......  605,062,638    440,029       990
   Capital gain
     distributions.......   94,753,233         --        --
                          ------------  ---------       ---
Net realized and
  unrealized gain (loss)
  on investments.........  816,803,194  1,290,051       919
                          ------------  ---------       ---
Increase (decrease) in
  net assets from
  operations............. $838,046,202  1,244,054       901
                          ============  =========       ===

                           AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                          ------------------------------------------------------------------------------------------
                                                                                                         INVESCO VAN
                          INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.                            KAMPEN V.I.
                              CORE     GLOBAL REAL   GOVERNMENT  INTERNATIONAL INVESCO V.I. INVESCO V.I.  AMERICAN
                             EQUITY       ESTATE     SECURITIES     GROWTH      TECHNOLOGY   UTILITIES    FRANCHISE
                            FUND --      FUND --      FUND --       FUND --      FUND --      FUND --      FUND --
                            SERIES I    SERIES II     SERIES I     SERIES II     SERIES I     SERIES I    SERIES I
                             SHARES       SHARES       SHARES       SHARES        SHARES       SHARES      SHARES
                          ------------ ------------ ------------ ------------- ------------ ------------ -----------


                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     99,789         935         110         735,904          --        111             --
   Mortality and
     expense risk and
     administrative
     charges (note 4a)...    167,145       4,067          29         992,149          60         26         81,305
                           ---------      ------        ----       ---------      ------        ---       --------
Net investment income
  (expense)..............    (67,356)     (3,132)         81        (256,245)        (60)        85        (81,305)
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    309,286       5,242         164         915,233       3,245        (22)       (90,449)
   Change in unrealized
     appreciation
     (depreciation)......  1,004,030      48,763        (198)      5,913,095      (1,972)       (96)      (176,635)
   Capital gain
     distributions.......         --          --          --              --          --        127             --
                           ---------      ------        ----       ---------      ------        ---       --------
Net realized and
  unrealized gain (loss)
  on investments.........  1,313,316      54,005         (34)      6,828,328       1,273          9       (267,084)
                           ---------      ------        ----       ---------      ------        ---       --------
Increase (decrease) in
  net assets from
  operations.............  1,245,960      50,873          47       6,572,083       1,213         94       (348,389)
                           =========      ======        ====       =========      ======        ===       ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AIM VARIABLE INSURANCE FUNDS
                                  (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                          -------------------------------------------------------------  -----------------
                          INVESCO VAN             INVESCO VAN INVESCO VAN   INVESCO VAN
                          KAMPEN V.I. INVESCO VAN KAMPEN V.I. KAMPEN V.I.   KAMPEN V.I.
                           AMERICAN   KAMPEN V.I. EQUITY AND    MID CAP        VALUE     ALLIANCEBERNSTEIN
                           FRANCHISE   COMSTOCK     INCOME       GROWTH    OPPORTUNITIES  BALANCED WEALTH
                            FUND --     FUND --     FUND --     FUND --       FUND --        STRATEGY
                           SERIES II   SERIES II   SERIES II    SERIES I     SERIES II     PORTFOLIO --
                            SHARES      SHARES      SHARES       SHARES       SHARES          CLASS B
                          ----------- ----------- ----------- ------------ ------------- -----------------
                                                              PERIOD FROM
                                                              APRIL 27 TO
                                                              DECEMBER 31,
                             YEAR ENDED DECEMBER 31, 2012         2012
                          ----------------------------------  ------------ -------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $     --      521,766     255,414        --          93,767         390,784
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....    91,143      590,388     279,199        20         129,818         370,148
                           --------    ---------   ---------      ----       ---------       ---------
Net investment income
 (expense)...............   (91,143)     (68,622)    (23,785)      (20)        (36,051)         20,636
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   241,907      875,206     336,674      (432)       (399,128)        224,303
 Change in unrealized
   appreciation
   (depreciation)........   512,301    5,182,036   1,048,343        61       1,654,286       1,948,455
 Capital gain
   distributions.........        --           --          --         1              --              --
                           --------    ---------   ---------      ----       ---------       ---------
Net realized and
 unrealized gain (loss)
 on investments..........   754,208    6,057,242   1,385,017      (370)      1,255,158       2,172,758
                           --------    ---------   ---------      ----       ---------       ---------
Increase (decrease) in
 net assets from
 operations..............  $663,065    5,988,620   1,361,232      (390)      1,219,107       2,193,394
                           ========    =========   =========      ====       =========       =========

                           ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          -----------------------------------------------------------------------


                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                               GROWTH            INCOME             VALUE            GROWTH
                            PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                               CLASS B           CLASS B           CLASS B           CLASS B
                          ----------------- ----------------- ----------------- -----------------



                                YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............           --            685,172         1,131,763             3,604
 Mortality and expense
   risk and
   administrative
   charges (note 4a).....       52,765            804,302         1,408,221           187,057
                               -------          ---------        ----------         ---------
Net investment income
 (expense)...............      (52,765)          (119,130)         (276,458)         (183,453)
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (14,536)           239,723        (2,704,887)          548,073
 Change in unrealized
   appreciation
   (depreciation)........      473,794          7,441,339        11,587,034         1,299,092
 Capital gain
   distributions.........           --                 --                --                --
                               -------          ---------        ----------         ---------
Net realized and
 unrealized gain (loss)
 on investments..........      459,258          7,681,062         8,882,147         1,847,165
                               -------          ---------        ----------         ---------
Increase (decrease) in
 net assets from
 operations..............      406,493          7,561,932         8,605,689         1,663,712
                               =======          =========        ==========         =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          ALLIANCEBERNSTEIN    AMERICAN
                              VARIABLE         CENTURY
                           PRODUCTS SERIES     VARIABLE
                             FUND, INC.     PORTFOLIOS II,
                             (CONTINUED)         INC.
                          ----------------- --------------

                          ALLIANCEBERNSTEIN
                              SMALL CAP      VP INFLATION
                               GROWTH         PROTECTION
                            PORTFOLIO --       FUND --
                               CLASS B         CLASS II
                          ----------------- --------------

                          --------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $       --       2,081,126
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       246,232       1,501,583
                             ----------       ---------
Net investment income
  (expense)..............      (246,232)        579,543
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     2,798,050       2,380,255
   Change in unrealized
     appreciation
     (depreciation)......      (522,647)       (299,045)
   Capital gain
     distributions.......       686,270       2,081,399
                             ----------       ---------
Net realized and
  unrealized gain (loss)
  on investments.........     2,961,673       4,162,609
                             ----------       ---------
Increase (decrease) in
  net assets from
  operations.............    $2,715,441       4,742,152
                             ==========       =========




                           AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------------------------------  ---------------------------------------------------
                                                                       BLACKROCK     BLACKROCK     BLACKROCK    BLACKROCK
                                                                         BASIC        GLOBAL       LARGE CAP      VALUE
                          VP INCOME      VP                            VALUE V.I. ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES
                          & GROWTH  INTERNATIONAL VP ULTRA(R) VP VALUE  FUND --       FUND --       FUND --   V.I. FUND --
                           FUND --     FUND --      FUND --   FUND --  CLASS III     CLASS III     CLASS III    CLASS III
                           CLASS I     CLASS I      CLASS I   CLASS I    SHARES       SHARES        SHARES       SHARES
                          --------- ------------- ----------- -------- ---------- --------------- ----------- -------------
                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   1,660        9,100          --      1,737    176,030     6,298,605       38,577        39,302
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,329       18,933       1,021      1,333    198,747     8,331,645       52,385       162,434
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net investment income
  (expense)..............     331       (9,833)     (1,021)       404    (22,717)   (2,033,040)     (13,808)     (123,132)
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   2,938         (924)      1,853     (2,546)   122,592     2,934,549      131,963       163,271
   Change in unrealized
     appreciation
     (depreciation)......   5,370      198,293       5,612     13,561  1,333,986    31,917,036       47,473     1,113,518
   Capital gain
     distributions.......      --           --          --         --         --     1,420,178      237,597            --
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   8,308      197,369       7,465     11,015  1,456,578    36,271,763      417,033     1,276,789
                            -----      -------      ------     ------  ---------    ----------      -------     ---------
Increase (decrease) in
  net assets from
  operations.............   8,639      187,536       6,444     11,419  1,433,861    34,238,723      403,225     1,153,657
                            =====      =======      ======     ======  =========    ==========      =======     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         DWS
                           COLUMBIA FUNDS VARIABLE    VARIABLE
                              INSURANCE TRUST I       SERIES I   DWS VARIABLE SERIES II                  DREYFUS
                          -------------------------  ----------- ---------------------  ----------------------------------------
                                         COLUMBIA
                            COLUMBIA     VARIABLE                                                                    THE DREYFUS
                            VARIABLE   PORTFOLIO --              DWS DREMAN                DREYFUS       DREYFUS      SOCIALLY
                          PORTFOLIO --    MARSICO    DWS CAPITAL SMALL MID   DWS LARGE    INVESTMENT     VARIABLE    RESPONSIBLE
                            MARSICO    INTERNATIONAL   GROWTH    CAP VALUE   CAP VALUE    PORTFOLIOS    INVESTMENT     GROWTH
                             GROWTH    OPPORTUNITIES   VIP --      VIP --     VIP --     MIDCAP STOCK    FUND --    FUND, INC. --
                            FUND --       FUND --      CLASS B    CLASS B     CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL
                            CLASS 1       CLASS 2      SHARES      SHARES     SHARES    INITIAL SHARES  PORTFOLIO      SHARES
                          ------------ ------------- ----------- ----------  ---------  -------------- ------------ -------------
                                                                             YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  193,206      513,240         40         434      1,227           432            --        32,757
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     444,751      921,994        104         832      1,322         1,277        11,862        61,693
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net investment income
  (expense)..............    (251,545)    (408,754)       (64)       (398)       (95)         (845)      (11,862)      (28,936)
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,450,062     (814,605)      (197)     (2,917)      (243)       (1,600)           --        61,589
   Change in unrealized
     appreciation
     (depreciation)......   1,799,443    9,464,393      1,362      12,053      5,852        16,388            --       358,482
   Capital gain
     distributions.......          --           --         --          --         --            --            --            --
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,249,505    8,649,788      1,165       9,136      5,609        14,788            --       420,071
                           ----------    ---------      -----      ------      -----        ------       -------       -------
Increase (decrease) in
  net assets from
  operations.............  $2,997,960    8,241,034      1,101       8,738      5,514        13,943       (11,862)      391,135
                           ==========    =========      =====      ======      =====        ======       =======       =======

                                            FEDERATED
                            EATON VANCE     INSURANCE
                           VARIABLE TRUST     SERIES
                          ---------------- ------------


                                            FEDERATED
                                             CAPITAL
                                           APPRECIATION
                                            FUND II --
                          VT FLOATING-RATE   PRIMARY
                            INCOME FUND       SHARES
                          ---------------- ------------

                          -----------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    2,651,438        55,605
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    1,065,959       145,312
                             ---------       -------
Net investment income
  (expense)..............    1,585,479       (89,707)
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      244,913        86,620
   Change in unrealized
     appreciation
     (depreciation)......      392,858       276,493
   Capital gain
     distributions.......      781,643       566,296
                             ---------       -------
Net realized and
  unrealized gain (loss)
  on investments.........    1,419,414       929,409
                             ---------       -------
Increase (decrease) in
  net assets from
  operations.............    3,004,893       839,702
                             =========       =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                  FEDERATED INSURANCE SERIES (CONTINUED)
                          ------------------------------------------------------- -------------------------

                                                                                   VIP ASSET    VIP ASSET
                          FEDERATED HIGH FEDERATED HIGH   FEDERATED    FEDERATED  MANAGER/SM/  MANAGER/SM/
                           INCOME BOND    INCOME BOND      KAUFMANN     MANAGED   PORTFOLIO -- PORTFOLIO --
                            FUND II --     FUND II --     FUND II --   VOLATILITY   INITIAL      SERVICE
                          PRIMARY SHARES SERVICE SHARES SERVICE SHARES  FUND II      CLASS       CLASS 2
                          -------------- -------------- -------------- ---------- ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $1,839,694     3,005,101             --     249,066      919,560      174,365
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      347,460       608,856        393,449     123,089      764,785      260,612
                            ----------     ---------      ---------     -------    ---------    ---------
Net investment income
  (expense)..............    1,492,234     2,396,245       (393,449)    125,977      154,775      (86,247)
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      158,067       750,458      4,772,442      53,734      290,237      284,629
   Change in unrealized
     appreciation
     (depreciation)......    1,242,531     1,360,274      1,770,071     292,360    5,670,969    1,122,143
   Capital gain
     distributions.......           --            --             --     500,158      440,298      101,563
                            ----------     ---------      ---------     -------    ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,400,598     2,110,732      6,542,513     846,252    6,401,504    1,508,335
                            ----------     ---------      ---------     -------    ---------    ---------
Increase (decrease) in
  net assets from
  operations.............   $2,892,832     4,506,977      6,149,064     972,229    6,556,279    1,422,088
                            ==========     =========      =========     =======    =========    =========

                              FIDELITY(R) VARIABLE
                             INSURANCE PRODUCTS FUND
                          -----------------------------------------------------
                                                                   VIP DYNAMIC
                              VIP           VIP           VIP        CAPITAL
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE       INITIAL       SERVICE      SERVICE
                            CLASS 2        CLASS        CLASS 2      CLASS 2
                          ------------ ------------- ------------- ------------

                          -----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  1,108,977     1,647,707     2,984,729      10,034
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,389,948     1,855,364     4,540,351      37,691
                           ---------    ----------    ----------     -------
Net investment income
  (expense)..............   (280,971)     (207,657)   (1,555,622)    (27,657)
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  2,050,525     1,572,143     4,410,275     242,635
   Change in unrealized
     appreciation
     (depreciation)......  3,316,215    16,336,784    27,291,956     217,305
   Capital gain
     distributions.......  3,698,005            --            --          --
                           ---------    ----------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  9,064,745    17,908,927    31,702,231     459,940
                           ---------    ----------    ----------     -------
Increase (decrease) in
  net assets from
  operations.............  8,783,774    17,701,270    30,146,609     432,283
                           =========    ==========    ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------

                     VIP EQUITY-
                        INCOME
                     PORTFOLIO --
                       INITIAL
                        CLASS
                     ------------



                     ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends...... $ 3,086,337
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   1,433,649
                     -----------
Net investment
  income
  (expense).........   1,652,688
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........    (892,129)
   Change in
     unrealized
     appreciation
     (depreciation).   7,765,810
   Capital
     gain
     distributions..   6,445,612
                     -----------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  13,319,293
                     -----------
Increase
  (decrease)
  in net
  assets from
  operations........ $14,971,981
                     ===========

                                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     -------------------------------------------------------------------------------------------------------------
                                      VIP          VIP           VIP             VIP
                     VIP EQUITY-    GROWTH &     GROWTH &      GROWTH          GROWTH           VIP          VIP
                        INCOME       INCOME       INCOME    OPPORTUNITIES   OPPORTUNITIES      GROWTH       GROWTH
                     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --    PORTFOLIO --    PORTFOLIO -- PORTFOLIO --
                       SERVICE      INITIAL      SERVICE       INITIAL         SERVICE        INITIAL      SERVICE
                       CLASS 2       CLASS       CLASS 2        CLASS          CLASS 2         CLASS       CLASS 2
                     ------------ ------------ ------------ ------------- ----------------- ------------ ------------
                                                                             PERIOD FROM
                                                                            JANUARY 27 TO    YEAR ENDED DECEMBER 31,
                           YEAR ENDED DECEMBER 31, 2012                   DECEMBER 31, 2012           2012
                     ---------------------------------------------------- ----------------- ------------------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......   3,888,941     519,937      293,772        39,078          45,222        363,146       63,315
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......   2,251,016     357,223      229,970       145,668         454,987        868,305      313,522
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net investment
  income
  (expense).........   1,637,925     162,714       63,802      (106,590)       (409,765)      (505,159)    (250,207)
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........     440,833     574,329      458,652       483,315         684,976      1,999,198    1,584,970
   Change in
     unrealized
     appreciation
     (depreciation).   5,678,757   3,040,971    1,543,180     1,209,893       1,873,143      6,419,570    1,414,530
   Capital
     gain
     distributions..   8,956,040      11,130        7,066            --              --             --           --
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......  15,075,630   3,626,430    2,008,898     1,693,208       2,558,119      8,418,768    2,999,500
                      ----------   ---------    ---------     ---------       ---------      ---------    ---------
Increase
  (decrease)
  in net
  assets from
  operations........  16,713,555   3,789,144    2,072,700     1,586,618       2,148,354      7,913,609    2,749,293
                      ==========   =========    =========     =========       =========      =========    =========

                     ------------------------------
                                           VIP
                            VIP         INVESTMENT
                          GROWTH        GRADE BOND
                           STOCK       PORTFOLIO --
                       PORTFOLIO --      SERVICE
                      SERVICE CLASS 2    CLASS 2
                     ----------------- ------------
                        PERIOD FROM     YEAR ENDED
                       JANUARY 27 TO   DECEMBER 31,
                     DECEMBER 31, 2012     2012
                     ----------------- ------------
Investment
  income and
  expense:
   Income --
     Ordinary
     dividends......       251,593      3,001,608
   Mortality
     and
     expense
     risk and
     administrative
     charges
     (note 4a)......       647,364      2,331,811
                         ---------      ---------
Net investment
  income
  (expense).........      (395,771)       669,797
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments:
   Net
     realized
     gain
     (loss).........       575,129        728,355
   Change in
     unrealized
     appreciation
     (depreciation).     3,229,095       (708,183)
   Capital
     gain
     distributions..            --      3,855,238
                         ---------      ---------
Net realized
  and
  unrealized
  gain (loss)
  on
  investments.......     3,804,224      3,875,410
                         ---------      ---------
Increase
  (decrease)
  in net
  assets from
  operations........     3,408,453      4,545,207
                         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -------------------------------------------------------


                              VIP            VIP           VIP        VIP VALUE
                            MID CAP        MID CAP       OVERSEAS     STRATEGIES
                          PORTFOLIO --   PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            INITIAL        SERVICE       INITIAL       SERVICE
                             CLASS         CLASS 2        CLASS        CLASS 2
                          ------------   ------------  ------------  ------------
                                                                             YEAR
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $  167          661,668      444,575       15,669
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       198        2,776,634      316,878       54,894
                             ------       ----------    ---------      -------
Net investment income
  (expense)..............       (31)      (2,114,966)     127,697      (39,225)
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,497        3,301,304     (479,419)     234,674
   Change in unrealized
     appreciation
     (depreciation)......       103        1,748,492    4,285,923      568,040
   Capital gain
     distributions.......     2,125       13,623,164       76,502           --
                             ------       ----------    ---------      -------
Net realized and
  unrealized gain (loss)
  on investments.........     3,725       18,672,960    3,883,006      802,714
                             ------       ----------    ---------      -------
Increase (decrease) in
  net assets from
  operations.............    $3,694       16,557,994    4,010,703      763,489
                             ======       ==========    =========      =======

                                       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------------------------------------------------------------------------
                                           FRANKLIN      FRANKLIN
                                          LARGE CAP     TEMPLETON                   TEMPLETON  TEMPLETON
                          FRANKLIN INCOME   GROWTH     VIP FOUNDING   MUTUAL SHARES  FOREIGN    FOREIGN
                            SECURITIES    SECURITIES FUNDS ALLOCATION  SECURITIES   SECURITIES SECURITIES
                              FUND --      FUND --       FUND --         FUND --     FUND --    FUND --
                              CLASS 2      CLASS 2       CLASS 2         CLASS 2     CLASS 1    CLASS 2
                              SHARES        SHARES        SHARES         SHARES       SHARES     SHARES
                          --------------- ---------- ---------------- ------------- ---------- ----------
                          ENDED DECEMBER 31, 2012
                          -------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   36,304,430       3,026       2,994,432        431,070     304,221    54,194
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   11,229,040       5,411       2,046,438        381,980     138,259    30,850
                            ----------      ------      ----------     ----------   ---------   -------
Net investment income
  (expense)..............   25,075,390      (2,385)        947,994         49,090     165,962    23,344
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (3,206,225)        382         261,149      5,477,768    (153,845)  (29,828)
   Change in unrealized
     appreciation
     (depreciation)......   33,953,946      38,747      11,963,158     (1,792,864)  1,460,989   241,671
   Capital gain
     distributions.......           --          --              --             --          --        --
                            ----------      ------      ----------     ----------   ---------   -------
Net realized and
  unrealized gain (loss)
  on investments.........   30,747,721      39,129      12,224,307      3,684,904   1,307,144   211,843
                            ----------      ------      ----------     ----------   ---------   -------
Increase (decrease) in
  net assets from
  operations.............   55,823,111      36,744      13,172,301      3,733,994   1,473,106   235,187
                            ==========      ======      ==========     ==========   =========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            FRANKLIN TEMPLETON
                            VARIABLE INSURANCE
                              PRODUCTS TRUST
                               (CONTINUED)
                          ---------------------  --------------------
                           TEMPLETON  TEMPLETON
                          GLOBAL BOND   GROWTH   CORE VALUE
                          SECURITIES  SECURITIES   EQUITY    INCOME
                            FUND --    FUND --    FUND --    FUND --
                            CLASS 1    CLASS 2    CLASS 1    CLASS 1
                            SHARES      SHARES     SHARES    SHARES
                          ----------- ---------- ---------- ---------


                                 YEAR ENDED DECEMBER 31, 2012
                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  816,224    246,248    162,018    909,561
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    169,270    187,096    220,751    648,631
                          ----------  ---------  ---------  ---------
Net investment income
  (expense)..............    646,954     59,152    (58,733)   260,930
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    257,318   (248,314)   137,269    199,879
   Change in unrealized
     appreciation
     (depreciation)......    666,030  2,282,988  1,516,483  1,360,070
   Capital gain
     distributions.......     19,863         --         --         --
                          ----------  ---------  ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........    943,211  2,034,674  1,653,752  1,559,949
                          ----------  ---------  ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $1,590,165  2,093,826  1,595,019  1,820,879
                          ==========  =========  =========  =========



                                       GE INVESTMENTS FUNDS, INC.
                          ------------------------------------------------------------------------
                                                                 PREMIER
                          INTERNATIONAL   MID-CAP                GROWTH    REAL ESTATE
                              EQUITY      EQUITY                 EQUITY    SECURITIES
                             FUND --      FUND --     MONEY      FUND --     FUND --
                             CLASS 1      CLASS 1     MARKET     CLASS 1     CLASS 1   S&P 500(R)
                              SHARES      SHARES       FUND      SHARES      SHARES    INDEX FUND
                          -------------- ---------  ----------  ---------  ----------- ----------
                           PERIOD FROM        PERIOD FROM
                           JANUARY 1 TO       JANUARY 1 TO
                          APRIL 30, 2012     AUGUST 3, 2012       YEAR ENDED DECEMBER 31, 2012
                          -------------- ---------------------  ---------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........           --          --          --    277,444   1,217,745   3,035,294
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...       44,427     591,582   1,668,631    514,020   1,023,885   2,377,331
                            ----------   ---------  ----------  ---------   ---------  ----------
Net investment income
  (expense)..............      (44,427)   (591,582) (1,668,631)  (236,576)    193,860     657,963
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (7,390,720)  2,539,461          --  2,019,003   3,267,567   5,500,323
   Change in unrealized
     appreciation
     (depreciation)......    8,118,583   3,233,658          --  4,246,025   5,748,232  14,566,727
   Capital gain
     distributions.......           --          --          --         --          --          --
                            ----------   ---------  ----------  ---------   ---------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........      727,863   5,773,119          --  6,265,028   9,015,799  20,067,050
                            ----------   ---------  ----------  ---------   ---------  ----------
Increase (decrease) in
  net assets from
  operations.............      683,436   5,181,537  (1,668,631) 6,028,452   9,209,659  20,725,013
                            ==========   =========  ==========  =========   =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ------------------------------------------------  ----------


                                                                             GENWORTH
                           SMALL-CAP                                         CALAMOS
                            EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY   GROWTH
                            FUND --     FUND --      FUND --      FUND --    FUND --
                            CLASS 1     CLASS 1      CLASS 3      CLASS 1    SERVICE
                            SHARES       SHARES       SHARES      SHARES      SHARES
                          ----------  ------------ ------------ ----------- ---------
                                    YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------  ----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $    3,266   15,486,811   13,274,176     330,310         --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    614,652   16,835,148   20,059,854     415,344     24,938
                          ----------  -----------  -----------   ---------  ---------
Net investment income
  (expense)..............   (611,386)  (1,348,337)  (6,785,678)    (85,034)   (24,938)
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  1,720,374    9,717,443    2,129,595     429,305    584,170
   Change in unrealized
     appreciation
     (depreciation)......    342,505   93,613,828  103,519,554   3,255,737    577,528
   Capital gain
     distributions.......  3,351,066           --           --          --         --
                          ----------  -----------  -----------   ---------  ---------
Net realized and
  unrealized gain (loss)
  on investments.........  5,413,945  103,331,271  105,649,149   3,685,042  1,161,698
                          ----------  -----------  -----------   ---------  ---------
Increase (decrease) in
  net assets from
  operations............. $4,802,559  101,982,934   98,863,471   3,600,008  1,136,760
                          ==========  ===========  ===========   =========  =========

                                    GENWORTH VARIABLE INSURANCE TRUST
                          --------------------------------------------------------------
                                      GENWORTH                   GENWORTH     GENWORTH
                                        EATON                     GOLDMAN    LEGG MASON
                           GENWORTH     VANCE      GENWORTH        SACHS     CLEARBRIDGE
                           DAVIS NY   LARGE CAP    ENHANCED      ENHANCED    AGGRESSIVE
                           VENTURE      VALUE    INTERNATIONAL   CORE BOND     GROWTH
                           FUND --     FUND --   INDEX FUND -- INDEX FUND --   FUND --
                           SERVICE     SERVICE      SERVICE       SERVICE      SERVICE
                            SHARES     SHARES       SHARES        SHARES       SHARES
                          ---------  ----------  ------------- ------------- -----------
                                PERIOD FROM JANUARY 1 TO JANUARY 27, 2012
                          --------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........        --          --           --            --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     8,358      56,070        4,559       184,708       54,200
                          ---------  ----------   ----------    ----------    ---------
Net investment income
  (expense)..............    (8,358)    (56,070)      (4,559)     (184,708)     (54,200)
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 1,070,897   2,704,214   (2,845,066)     (297,093)   2,169,952
   Change in unrealized
     appreciation
     (depreciation)......  (543,093) (1,113,497)   2,942,287    (1,312,998)     533,830
   Capital gain
     distributions.......        --          --           --            --           --
                          ---------  ----------   ----------    ----------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   527,804   1,590,717       97,221    (1,610,091)   2,703,782
                          ---------  ----------   ----------    ----------    ---------
Increase (decrease) in
  net assets from
  operations.............   519,446   1,534,647       92,662    (1,794,799)   2,649,582
                          =========  ==========   ==========    ==========    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             GENWORTH VARIABLE
                          INSURANCE TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          --------------------------  ------------------------------------   ------------
                                         GENWORTH        GOLDMAN
                           GENWORTH     PYRAMIS(R)        SACHS                   GOLDMAN      JPMORGAN
                            PIMCO       SMALL/MID       LARGE CAP     GOLDMAN   SACHS MONEY   INSURANCE
                          STOCKSPLUS     CAP CORE         VALUE        SACHS       MARKET     TRUST CORE
                           FUND --       FUND --         FUND --      MID CAP     FUND --        BOND
                           SERVICE       SERVICE      INSTITUTIONAL    VALUE      SERVICE    PORTFOLIO --
                            SHARES        SHARES         SHARES        FUND        SHARES      CLASS 1
                          ----------    ----------    -------------  ---------  ------------ ------------
                                                                                PERIOD FROM
                                                                                AUGUST 3 TO
                          PERIOD FROM JANUARY 1 TO           YEAR ENDED         DECEMBER 31,
                             JANUARY 27, 2012            DECEMBER 31, 2012          2012
                          --------------------------  -----------------------   ------------ ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --            --        129,964      615,824        5,097    233,339
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    211,935        54,306        144,630      820,451    1,317,362     86,765
                           ----------    ----------     ---------    ---------   ----------    -------
Net investment income
  (expense)..............   (211,935)      (54,306)       (14,666)    (204,627)  (1,312,265)   146,574
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (158,643)   (2,576,149)       (42,195)     931,085           --     76,987
   Change in unrealized
     appreciation
     (depreciation)......  6,788,757     4,810,418      1,414,193    7,785,914           --    (50,258)
   Capital gain
     distributions.......         --            --        229,612           --           --         --
                           ----------    ----------     ---------    ---------   ----------    -------
Net realized and
  unrealized gain (loss)
  on investments.........  6,630,114     2,234,269      1,601,610    8,716,999           --     26,729
                           ----------    ----------     ---------    ---------   ----------    -------
Increase (decrease) in
  net assets from
  operations............. $6,418,179     2,179,963      1,586,944    8,512,372   (1,312,265)   173,303
                           ==========    ==========     =========    =========   ==========    =======

                                  JPMORGAN INSURANCE TRUST
                          ----------------------------------------------------
                            JPMORGAN     JPMORGAN      JPMORGAN     JPMORGAN
                           INSURANCE     INSURANCE    INSURANCE    INSURANCE
                             TRUST         TRUST        TRUST        TRUST
                             EQUITY    INTERNATIONAL   INTREPID     INTREPID
                             INDEX        EQUITY        GROWTH      MID CAP
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                            CLASS 1       CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------- ------------ ------------



                                YEAR ENDED DECEMBER 31, 2012
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    31,408        1,819         5,235        4,342
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    32,437        1,584        13,645       10,283
                            -------       ------        ------       ------
Net investment income
  (expense)..............    (1,029)         235        (8,410)      (5,941)
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   142,621        2,007        35,525       24,881
   Change in unrealized
     appreciation
     (depreciation)......    94,245       12,699        63,849       53,908
   Capital gain
     distributions.......        --           --            --           --
                            -------       ------        ------       ------
Net realized and
  unrealized gain (loss)
  on investments.........   236,866       14,706        99,374       78,789
                            -------       ------        ------       ------
Increase (decrease) in
  net assets from
  operations.............   235,837       14,941        90,964       72,848
                            =======       ======        ======       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN
                           INSURANCE    INSURANCE    INSURANCE     JPMORGAN
                             TRUST        TRUST        TRUST      INSURANCE
                            MID CAP      MID CAP     SMALL CAP    TRUST U.S.
                             GROWTH       VALUE         CORE        EQUITY
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $     --       1,165         107        24,258
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     10,118       1,900         634        31,596
                            --------      ------       -----       -------
Net investment income
  (expense)..............    (10,118)       (735)       (527)       (7,338)
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     35,162      15,008       1,356       139,255
   Change in unrealized
     appreciation
     (depreciation)......     40,996       5,065       3,659       137,623
   Capital gain
     distributions.......      6,322          --          --            --
                            --------      ------       -----       -------
Net realized and
  unrealized gain (loss)
  on investments.........     82,480      20,073       5,015       276,878
                            --------      ------       -----       -------
Increase (decrease) in
  net assets from
  operations.............   $ 72,362      19,338       4,488       269,540
                            ========      ======       =====       =======

                                                         JANUS ASPEN SERIES
                          --------------------------------------------------------------------------------


                                                                                  FLEXIBLE
                            BALANCED      BALANCED    ENTERPRISE    ENTERPRISE      BOND          FORTY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL
                             SHARES        SHARES       SHARES        SHARES       SHARES        SHARES
                          ------------- ------------ ------------- ------------ ------------- -------------
                           YEAR ENDED DECEMBER 31, 2012
                          ---------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   2,806,640     3,320,875           --          --        759,024       296,557
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...   1,467,934     2,403,220      725,781      76,854        317,056       635,221
                           ----------    ----------    ---------     -------      ---------     ---------
Net investment income
  (expense)..............   1,338,706       917,655     (725,781)    (76,854)       441,968      (338,664)
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,951,943     2,100,104    2,528,678     399,734         90,160     2,522,847
   Change in unrealized
     appreciation
     (depreciation)......   1,019,638     2,318,133    5,517,523     382,029        505,410     6,363,791
   Capital gain
     distributions.......   7,284,021     9,219,108           --          --        417,776            --
                           ----------    ----------    ---------     -------      ---------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  10,255,602    13,637,345    8,046,201     781,763      1,013,346     8,886,638
                           ----------    ----------    ---------     -------      ---------     ---------
Increase (decrease) in
  net assets from
  operations.............  11,594,308    14,555,000    7,320,420     704,909      1,455,314     8,547,974
                           ==========    ==========    =========     =======      =========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                 JANUS ASPEN SERIES (CONTINUED)
                          -----------------------------------------------------------------------------------------------



                                            GLOBAL
                                          TECHNOLOGY      JANUS        JANUS       OVERSEAS      OVERSEAS     WORLDWIDE
                              FORTY      PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                           PORTFOLIO --    SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL   SERVICE    INSTITUTIONAL
                          SERVICE SHARES    SHARES       SHARES        SHARES       SHARES        SHARES       SHARES
                          -------------- ------------ ------------- ------------ ------------- ------------ -------------
                                                                               YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   299,469           --       281,345      17,753        360,004       40,309       438,611
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      910,020       91,512       736,352      64,606        768,687      106,680       728,262
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net investment income
  (expense)..............     (610,551)     (91,512)     (455,007)    (46,853)      (408,683)     (66,371)     (289,651)
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    2,878,116      361,105     1,414,634     204,798     (1,159,223)     449,850      (528,194)
   Change in unrealized
     appreciation
     (depreciation)......    7,853,209      732,836     6,236,024     420,847      1,862,123     (353,367)    9,555,650
   Capital gain
     distributions.......           --           --       875,627      70,561      5,557,944      732,292            --
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   10,731,325    1,093,941     8,526,285     696,206      6,260,844      828,775     9,027,456
                           -----------    ---------     ---------     -------     ----------     --------     ---------
Increase (decrease) in
  net assets from
  operations.............  $10,120,774    1,002,429     8,071,278     649,353      5,852,161      762,404     8,737,805
                           ===========    =========     =========     =======     ==========     ========     =========

                                          LEGG MASON PARTNERS
                                         VARIABLE EQUITY TRUST
                          ------------ ------------------------
                                                     LEGG MASON
                                        LEGG MASON  CLEARBRIDGE
                                       CLEARBRIDGE    VARIABLE
                                         VARIABLE      EQUITY
                           WORLDWIDE    AGGRESSIVE     INCOME
                          PORTFOLIO --    GROWTH      BUILDER
                            SERVICE    PORTFOLIO -- PORTFOLIO --
                             SHARES      CLASS II     CLASS I
                          ------------ ------------ ------------

                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    35,927        7,002      174,401
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    76,033       86,284       86,558
                            -------      -------      -------
Net investment income
  (expense)..............   (40,106)     (79,282)      87,843
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     7,372      402,998      (39,060)
   Change in unrealized
     appreciation
     (depreciation)......   817,463      350,379      603,679
   Capital gain
     distributions.......        --      183,461           --
                            -------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........   824,835      936,838      564,619
                            -------      -------      -------
Increase (decrease) in
  net assets from
  operations.............   784,729      857,556      652,462
                            =======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                  LEGG MASON
                                                                   PARTNERS
                                                                   VARIABLE
                                   LEGG MASON PARTNERS              INCOME
                            VARIABLE EQUITY TRUST (CONTINUED)       TRUST
                          -------------------------------------- ------------
                           LEGG MASON   LEGG MASON
                          CLEARBRIDGE  CLEARBRIDGE   LEGG MASON    WESTERN
                            VARIABLE     VARIABLE   CLEARBRIDGE     ASSET
                             EQUITY    FUNDAMENTAL    VARIABLE     VARIABLE
                             INCOME      ALL CAP     LARGE CAP    STRATEGIC
                            BUILDER       VALUE        VALUE         BOND
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS I      CLASS I
                          ------------ ------------ ------------ ------------

                          ---------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $197,922     105,053       229,189     399,152
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    146,129     103,831       150,185     213,722
                            --------     -------     ---------     -------
Net investment income
  (expense)..............     51,793       1,222        79,004     185,430
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (74,539)    (67,341)      295,310     141,257
   Change in unrealized
     appreciation
     (depreciation)......    819,220     870,061     1,024,951     560,550
   Capital gain
     distributions.......         --          --         9,895          --
                            --------     -------     ---------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    744,681     802,720     1,330,156     701,807
                            --------     -------     ---------     -------
Increase (decrease) in
  net assets from
  operations.............   $796,474     803,942     1,409,160     887,237
                            ========     =======     =========     =======




                                                          MFS(R) VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------------------------------------------



                          MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                            GROWTH STOCK        TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --        SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES           SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ---------------- ------------- ---------------- ------------- ----------------
                                  YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........       20,074           54,699              --        4,457         1,579,920      1,786,221
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...      143,936          120,009         334,452        1,146         1,204,197        442,656
                             ---------        ---------       ---------        -----         ---------      ---------
Net investment income
  (expense)..............     (123,862)         (65,310)       (334,452)       3,311           375,723      1,343,565
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      521,529          375,025         338,857        1,314           570,996        816,795
   Change in unrealized
     appreciation
     (depreciation)......      462,124          896,813       1,905,874        2,208         4,395,225        881,721
   Capital gain
     distributions.......      442,360               --       2,017,835           --                --             --
                             ---------        ---------       ---------        -----         ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........    1,426,013        1,271,838       4,262,566        3,522         4,966,221      1,698,516
                             ---------        ---------       ---------        -----         ---------      ---------
Increase (decrease) in
  net assets from
  operations.............    1,302,151        1,206,528       3,928,114        6,833         5,341,944      3,042,081
                             =========        =========       =========        =====         =========      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------------------------------------------
                                                                                                     OPPENHEIMER
                                                  OPPENHEIMER  OPPENHEIMER              OPPENHEIMER    GLOBAL
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL    OPPENHEIMER   GLOBAL      STRATEGIC   OPPENHEIMER
                           BALANCED    BALANCED   APPRECIATION APPRECIATION  CORE BOND  SECURITIES     INCOME     HIGH INCOME
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --   FUND/VA --    FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE    NON-SERVICE   SERVICE    NON-SERVICE  NON-SERVICE
                            SHARES      SHARES       SHARES       SHARES      SHARES      SHARES       SHARES        SHARES
                          ----------- ----------- ------------ ------------ ----------- ----------- ------------- ------------
                                                                                                     PERIOD FROM  PERIOD FROM
                                                                                                    OCTOBER 26 TO JANUARY 1 TO
                                                                                                    DECEMBER 31,  OCTOBER 26,
                                                YEAR ENDED DECEMBER 31, 2012                            2012          2012
                          ------------------------------------------------------------------------- ------------- ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  204,847     385,491     239,045      28,184       859,771   1,760,853          --      1,191,317
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    214,344     632,438     508,870     110,078       254,151   1,472,168      18,288         82,724
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net investment income
  (expense)..............     (9,497)   (246,947)   (269,825)    (81,894)      605,620     288,685     (18,288)     1,108,593
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (467,465)   (852,612)  1,194,760     362,815      (205,052)  3,591,153       1,089     (7,525,707)
   Change in unrealized
     appreciation
     (depreciation)......  2,076,179   4,234,091   3,358,954     530,590     1,082,097  11,962,152     126,121      7,170,446
   Capital gain
     distributions.......         --          --          --          --            --          --          --             --
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,608,714   3,381,479   4,553,714     893,405       877,045  15,553,305     127,210       (355,261)
                          ----------   ---------   ---------     -------     ---------  ----------     -------     ----------
Increase (decrease) in
  net assets from
  operations............. $1,599,217   3,134,532   4,283,889     811,511     1,482,665  15,841,990     108,922        753,332
                          ==========   =========   =========     =======     =========  ==========     =======     ==========

                          -------------------------
                                       OPPENHEIMER
                                       MAIN STREET
                          OPPENHEIMER   SMALL- &
                          MAIN STREET    MID-CAP
                          FUND/VA --  FUND(R)/VA --
                            SERVICE      SERVICE
                            SHARES       SHARES
                          ----------- -------------


                           YEAR ENDED DECEMBER 31,
                                    2012
                          ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    705,088      326,394
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...  1,933,411    1,699,926
                          ----------   ----------
Net investment income
  (expense).............. (1,228,323)  (1,373,532)
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. 21,624,270    6,352,484
   Change in unrealized
     appreciation
     (depreciation)...... (1,977,541)   9,785,467
   Capital gain
     distributions.......         --           --
                          ----------   ----------
Net realized and
  unrealized gain (loss)
  on investments......... 19,646,729   16,137,951
                          ----------   ----------
Increase (decrease) in
  net assets from
  operations............. 18,418,406   14,764,419
                          ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           OPPENHEIMER VARIABLE
                          ACCOUNT FUNDS (CONTINUED)                               PIMCO VARIABLE INSURANCE TRUST
                          ------------------------  ----------------------------------------------------------------------------
                          OPPENHEIMER  OPPENHEIMER
                           SMALL- &     SMALL- &
                            MID-CAP      MID-CAP                    FOREIGN BOND                   LONG-TERM U.S.
                            GROWTH       GROWTH       ALL ASSET    PORTFOLIO (U.S.    HIGH YIELD     GOVERNMENT    LOW DURATION
                          FUND/VA --   FUND/VA --   PORTFOLIO --  DOLLAR HEDGED) --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                          NON-SERVICE    SERVICE    ADVISOR CLASS  ADMINISTRATIVE   ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE
                            SHARES       SHARES        SHARES       CLASS SHARES     CLASS SHARES   CLASS SHARES   CLASS SHARES
                          -----------  -----------  ------------- ----------------- -------------- -------------- --------------
                                                                                   YEAR ENDED DECEMBER 31, 2012
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $       --          --      1,096,053        102,270         5,157,163        826,042     4,141,510
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    382,904      50,726        364,048         70,636         1,450,071        600,958     3,742,730
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net investment income
  (expense)..............   (382,904)    (50,726)       732,005         31,634         3,707,092        225,084       398,780
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    792,190     174,151        338,086         52,560         2,868,531      2,498,072     1,807,167
   Change in unrealized
     appreciation
     (depreciation)......  3,423,675     285,369      1,603,714        145,030         4,000,349     (5,375,744)    6,489,793
   Capital gain
     distributions.......         --          --             --        164,466                --      3,623,871            --
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........  4,215,865     459,520      1,941,800        362,056         6,868,880        746,199     8,296,960
                          ----------     -------      ---------        -------        ----------     ----------     ---------
Increase (decrease) in
  net assets from
  operations............. $3,832,961     408,794      2,673,805        393,690        10,575,972        971,283     8,695,740
                          ==========     =======      =========        =======        ==========     ==========     =========

                                             RYDEX       THE ALGER
                                         VARIABLE TRUST  PORTFOLIOS
                          ----------------------------- ------------


                                                        ALGER LARGE
                           TOTAL RETURN                  CAP GROWTH
                           PORTFOLIO --                 PORTFOLIO --
                          ADMINISTRATIVE   NASDAQ --     CLASS I-2
                           CLASS SHARES   100(R) FUND      SHARES
                          -------------- -------------- ------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   10,094,050           --        378,059
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...    6,333,634       82,615        480,596
                            ----------      -------      ---------
Net investment income
  (expense)..............    3,760,416      (82,615)      (102,537)
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    5,206,543      799,865        957,733
   Change in unrealized
     appreciation
     (depreciation)......   13,139,826       88,069      1,784,908
   Capital gain
     distributions.......    7,532,159           --             --
                            ----------      -------      ---------
Net realized and
  unrealized gain (loss)
  on investments.........   25,878,528      887,934      2,742,641
                            ----------      -------      ---------
Increase (decrease) in
  net assets from
  operations.............   29,638,944      805,319      2,640,104
                            ==========      =======      =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           THE ALGER                                                                                 WELLS FARGO
                           PORTFOLIOS                                                                                 VARIABLE
                          (CONTINUED)                           THE PRUDENTIAL SERIES FUND                              TRUST
                          ------------ ----------------------------------------------------------------------------  -----------
                                         JENNISON                                                                    WELLS FARGO
                          ALGER SMALL     20/20                    NATURAL                        SP PRUDENTIAL U.S.  ADVANTAGE
                           CAP GROWTH     FOCUS       JENNISON    RESOURCES                            EMERGING       VT OMEGA
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  SP INTERNATIONAL         GROWTH         GROWTH
                           CLASS I-2     CLASS II     CLASS II     CLASS II   GROWTH PORTFOLIO --    PORTFOLIO --      FUND --
                             SHARES       SHARES       SHARES       SHARES      CLASS II SHARES    CLASS II SHARES     CLASS 2
                          ------------ ------------ ------------ ------------ ------------------- ------------------ -----------
                                                         YEAR ENDED DECEMBER 31, 2012
                          -----------------------------------------------------------------------------------------  -----------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --          --          --             --            --                 --               --
   Mortality and expense
     risk and
     administrative
     charges (note 4a)...     413,046     144,911      46,765        555,566           201                412           59,709
                          -----------    --------     -------     ----------         -----              -----          -------
Net investment income
  (expense)..............    (413,046)   (144,911)    (46,765)      (555,566)         (201)              (412)         (59,709)
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   1,283,085     237,700     240,435     (1,208,233)         (415)               149          541,021
   Change in unrealized
     appreciation
     (depreciation)......  (3,925,971)    362,731     175,776     (3,460,847)        2,946              1,832          182,160
   Capital gain
     distributions.......   6,051,023     342,195          --      2,952,684            --              1,910          176,770
                          -----------    --------     -------     ----------         -----              -----          -------
Net realized and
  unrealized gain (loss)
  on investments.........   3,408,137     942,626     416,211     (1,716,396)        2,531              3,891          899,951
                          -----------    --------     -------     ----------         -----              -----          -------
Increase (decrease) in
  net assets from
  operations............. $ 2,995,091     797,715     369,446     (2,271,962)        2,330              3,479          840,242
                          ===========    ========     =======     ==========         =====              =====          =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets






                                    CONSOLIDATED TOTAL
                             -------------------------------
                                        YEAR ENDED
                                       DECEMBER 31,
                             -------------------------------
                                   2012            2011
                             ---------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    21,243,008      20,939,989
 Net realized gain
   (loss) on investments....     116,987,323      93,704,380
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     605,062,638    (471,720,162)
 Capital gain
   distribution.............      94,753,233      70,544,146
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     operations.............     838,046,202    (286,531,647)
                             ---------------  --------------
From capital
 transactions (note 4):
 Net premiums...............      57,065,249      84,292,096
 Death benefits.............    (147,571,079)   (151,159,818)
 Surrenders.................    (949,480,681) (1,036,455,209)
 Administrative expenses....     (25,619,222)    (26,527,312)
 Capital contribution
   (withdrawal).............      (9,654,952)        102,695
 Transfers between
   subaccounts
   (including fixed
   account), net............      13,643,611      (1,858,714)
                             ---------------  --------------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,061,617,074) (1,131,606,262)
                             ---------------  --------------
Increase (decrease) in
 net assets.................    (223,570,872) (1,418,137,909)
Net assets at beginning
 of year....................   8,022,566,076   9,440,703,985
                             ---------------  --------------
Net assets at end of year... $ 7,798,995,204   8,022,566,076
                             ===============  ==============
Change in units (note 5):
 Units purchased............
 Units redeemed.............

 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........

                                            AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
                             --------------------------------------------------------------------------------------------
                                                                                                           INVESCO V.I.
                               INVESCO V.I. CAPITAL      INVESCO V.I. CAPITAL         INVESCO V.I.          GLOBAL REAL
                               APPRECIATION FUND --       DEVELOPMENT FUND --      CORE EQUITY FUND --    ESTATE FUND --
                                  SERIES I SHARES           SERIES I SHARES          SERIES I SHARES     SERIES II SHARES
                             ------------------------  ------------------------  ----------------------  ----------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED           YEAR ENDED DECEMBER 31,
                              APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31, ----------------------------------------
                                 2012         2011         2012         2011        2012        2011       2012     2011
                             ------------ ------------ ------------ ------------ ----------  ----------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (45,997)    (139,459)       (18)        (54)       (67,356)    (77,091)  (3,132)   4,135
 Net realized gain
   (loss) on investments....     850,022      105,704        (71)         (3)       309,286     316,345    5,242    5,204
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     440,029     (827,408)       990        (504)     1,004,030    (369,041)  48,763  (24,612)
 Capital gain
   distribution.............          --           --         --          --             --          --       --       --
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   1,244,054     (861,163)       901        (561)     1,245,960    (129,787)  50,873  (15,273)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............       9,307        8,834         --          --         77,145     123,441       --       --
 Death benefits.............     (34,729)     (81,682)        --          --       (119,512)   (182,915)      --       --
 Surrenders.................    (593,628)  (1,269,817)        --          --     (1,107,377) (1,756,309) (26,283) (32,660)
 Administrative expenses....      (9,713)     (23,582)        --          --        (26,857)    (28,616)    (352)    (307)
 Capital contribution
   (withdrawal).............          --           --         --          --             --          --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (9,073,363)    (369,858)    (7,482)         (1)      (421,515)   (505,273)   8,131   14,982
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,702,126)  (1,736,105)    (7,482)         (1)    (1,598,116) (2,349,672) (18,504) (17,985)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Increase (decrease) in
 net assets.................  (8,458,072)  (2,597,268)    (6,581)       (562)      (352,156) (2,479,459)  32,369  (33,258)
Net assets at beginning
 of year....................   8,458,072   11,055,340      6,581       7,143     10,714,798  13,194,257  208,307  241,565
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
Net assets at end of year...          --    8,458,072         --       6,581     10,362,642  10,714,798  240,676  208,307
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======
Change in units (note 5):
 Units purchased............       8,878       60,764         --          --         36,958      55,706    3,937    4,777
 Units redeemed.............  (1,409,554)    (321,544)      (506)         --       (176,466)   (268,849)  (5,916)  (5,893)
                              ----------   ----------     ------       -----     ----------  ----------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,400,676)    (260,780)      (506)         --       (139,508)   (213,143)  (1,979)  (1,116)
                              ==========   ==========     ======       =====     ==========  ==========  =======  =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                                                  INVESCO
                              INVESCO V.I.            INVESCO V.I.         INVESCO V.I.   INVESCO V.I.        VAN KAMPEN V.I.
                               GOVERNMENT            INTERNATIONAL          TECHNOLOGY      UTILITIES            AMERICAN
                             SECURITIES FUND --      GROWTH FUND --          FUND --         FUND --         FRANCHISE FUND --
                               SERIES I SHARES      SERIES II SHARES     SERIES I SHARES  SERIES I SHARES     SERIES I SHARES
                               -------------    -----------------------  ---------------  --------------- ----------------------
                                                                                                                     PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,                                    APRIL 29 TO
                             --------------------------------------------------------------------------------------  DECEMBER 31,
                               2012      2011      2012         2011       2012    2011    2012    2011      2012        2011
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    81       59     (256,245)    (277,856)     (60)    (67)    85      87     (81,305)      (10)
 Net realized gain
   (loss) on investments....     164        1      915,233    1,162,496    3,245      60    (22)     (4)    (90,449)       (2)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (198)     409    5,913,095   (5,765,865)  (1,972)   (666)   (96)    404    (176,635)     (159)
 Capital gain
   distribution.............      --       --           --           --       --      --    127      --          --        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     operations.............      47      469    6,572,083   (4,881,225)   1,213    (673)    94     487    (348,389)     (171)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
From capital
 transactions (note 4):
 Net premiums...............     240      240      537,106    1,113,579       --      --     --      --      56,873        --
 Death benefits.............      --       --      (50,701)    (476,725)      --      --     --      --     (89,147)       --
 Surrenders.................      --       --   (5,237,780)  (4,247,151) (11,027)     --     --      --    (825,602)       --
 Administrative expenses....      --       --     (299,759)    (292,222)      --      --     --      --     (11,263)       (9)
 Capital contribution
   (withdrawal).............      --       --           --           --       --      --     --      --          --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,007)   3,796    7,677,989   (7,955,218)       5    (134)  (165)     42   8,425,233     1,178
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
    Increase (decrease)
     in net assets from
     capital transactions...  (3,767)   4,036    2,626,855  (11,857,737) (11,022)   (134)  (165)     42   7,556,094     1,169
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Increase (decrease) in
 net assets.................  (3,720)   4,505    9,198,938  (16,738,962)  (9,809)   (807)   (71)    529   7,207,705       998
Net assets at beginning
 of year....................   7,332    2,827   47,444,756   64,183,718   11,050  11,857  3,616   3,087         998        --
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
Net assets at end of year... $ 3,612    7,332   56,643,694   47,444,756    1,241  11,050  3,545   3,616   7,208,703       998
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====
Change in units (note 5):
 Units purchased............      19      261    2,028,103      827,842        2      --     --       4     920,436       118
 Units redeemed.............    (246)      (3)  (1,537,825)  (1,668,947)  (2,868)    (36)   (14)     --    (168,187)       (1)
                              -------   -----   ----------  -----------  -------  ------  -----   -----   ---------     -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (227)     258      490,278     (841,105)  (2,866)    (36)   (14)      4     752,249       117
                              =======   =====   ==========  ===========  =======  ======  =====   =====   =========     =====


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                      AIM VARIABLE INSURANCE FUNDS
                                                             (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED)
                             ---------------------------------------------------------------------------------------
                                     INVESCO                                         INVESCO             INVESCO
                                   VAN KAMPEN                INVESCO               VAN KAMPEN          VAN KAMPEN
                                  V.I. AMERICAN            VAN KAMPEN            V.I. EQUITY AND      V.I. MID CAP
                                FRANCHISE FUND --     V.I. COMSTOCK FUND --      INCOME FUND --      GROWTH FUND --
                                SERIES II SHARES        SERIES II SHARES        SERIES II SHARES     SERIES I SHARES
                             ----------------------  ----------------------  ----------------------  ---------------
                                                                                                       PERIOD FROM
                                                     YEAR ENDED DECEMBER 31,                           APRIL 27 TO
                             ----------------------------------------------------------------------   DECEMBER 31,
                                2012        2011        2012        2011        2012        2011          2012
                             ----------  ----------  ----------  ----------  ----------  ----------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (91,143)   (105,479)    (68,622)    (91,562)    (23,785)    (38,038)        (20)
 Net realized gain
   (loss) on investments....    241,907     433,750     875,206      41,916     336,674     321,136        (432)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    512,301    (831,035)  5,182,036  (1,517,899)  1,048,343    (815,548)         61
 Capital gain
   distribution.............         --          --          --          --          --          --           1
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     operations.............    663,065    (502,764)  5,988,620  (1,567,545)  1,361,232    (532,450)       (390)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
From capital
 transactions (note 4):
 Net premiums...............     13,275      12,916     330,606     179,782     126,748      46,099          --
 Death benefits.............      1,275     (70,274)    (58,034)    (59,192)    (20,110)     (4,502)         --
 Surrenders.................   (567,114)   (763,445) (4,240,764) (6,418,359) (1,488,159) (1,109,426)     (7,036)
 Administrative expenses....    (19,272)    (20,922)   (125,548)   (141,471)    (51,535)    (50,072)         --
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (91,929)   (491,604) (5,860,920)   (918,103)    263,374     895,607       9,430
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
    Increase (decrease)
     in net assets from
     capital transactions...   (663,765) (1,333,329) (9,954,660) (7,357,343) (1,169,682)   (222,294)      2,394
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Increase (decrease) in
 net assets.................       (700) (1,836,093) (3,966,040) (8,924,888)    191,550    (754,744)      2,004
Net assets at beginning
 of year....................  5,710,497   7,546,590  39,324,874  48,249,762  13,587,598  14,342,342          --
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
Net assets at end of year... $5,709,797   5,710,497  35,358,834  39,324,874  13,779,148  13,587,598       2,004
                             ==========  ==========  ==========  ==========  ==========  ==========      ======
Change in units (note 5):
 Units purchased............     11,415      29,204     157,283     547,392     158,335     440,520         953
 Units redeemed.............    (64,495)   (138,160)   (896,815) (1,115,507)   (275,659)   (471,302)       (748)
                             ----------  ----------  ----------  ----------  ----------  ----------      ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (53,080)   (108,956)   (739,532)   (568,115)   (117,324)    (30,782)        205
                             ==========  ==========  ==========  ==========  ==========  ==========      ======

                                                        ALLIANCEBERNSTEIN
                                                     VARIABLE PRODUCTS SERIES
                                                           FUND, INC.
                             ----------------------- ----------------------
                                     INVESCO
                                   VAN KAMPEN           ALLIANCEBERNSTEIN
                                   V.I. VALUE            BALANCED WEALTH
                              OPPORTUNITIES FUND --   STRATEGY PORTFOLIO --
                                SERIES II SHARES             CLASS B
                             ----------------------  ----------------------

                                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------
                                2012        2011        2012         2011
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (36,051)    (99,778)     20,636       94,843
 Net realized gain
   (loss) on investments....   (399,128)   (947,552)    224,303      629,311
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,654,286     580,142   1,948,455   (1,721,269)
 Capital gain
   distribution.............         --          --          --           --
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     operations.............  1,219,107    (467,188)  2,193,394     (997,115)
                             ----------  ----------  ----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     12,343       5,925     104,789      221,989
 Death benefits.............    (11,174)    (33,818)   (101,855)     (36,247)
 Surrenders................. (1,229,481) (1,681,695) (1,744,098)  (1,288,213)
 Administrative expenses....    (23,204)    (25,845)   (127,937)    (128,478)
 Capital contribution
   (withdrawal).............         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (794,076)   (968,040)    (59,194)  (2,807,069)
                             ----------  ----------  ----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,045,592) (2,703,473) (1,928,295)  (4,038,018)
                             ----------  ----------  ----------   ----------
Increase (decrease) in
 net assets.................   (826,485) (3,170,661)    265,099   (5,035,133)
Net assets at beginning
 of year....................  8,254,945  11,425,606  20,197,175   25,232,308
                             ----------  ----------  ----------   ----------
Net assets at end of year...  7,428,460   8,254,945  20,462,274   20,197,175
                             ==========  ==========  ==========   ==========
Change in units (note 5):
 Units purchased............     35,473      60,806     155,826      301,273
 Units redeemed.............   (209,865)   (310,754)   (368,333)    (742,670)
                             ----------  ----------  ----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (174,392)   (249,948)   (212,507)    (441,397)
                             ==========  ==========  ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN
                                 GLOBAL THEMATIC            GROWTH AND              INTERNATIONAL              LARGE CAP
                                     GROWTH                   INCOME                    VALUE                   GROWTH
                                  PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                     CLASS B                  CLASS B                  CLASS B                  CLASS B
                             ----------------------  ------------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                2012        2011         2012         2011        2012         2011        2012        2011
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (52,765)    (64,537)    (119,130)    (254,891)   (276,458)   1,674,134    (183,453)   (201,279)
 Net realized gain
   (loss) on investments....    (14,536)     53,883      239,723   (1,784,878) (2,704,887)    (159,144)    548,073     606,478
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    473,794  (1,468,220)   7,441,339    4,760,430  11,587,034  (17,262,252)  1,299,092  (1,056,906)
 Capital gain
   distribution.............         --          --           --           --          --           --          --          --
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    406,493  (1,478,874)   7,561,932    2,720,661   8,605,689  (15,747,262)  1,663,712    (651,707)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     25,939      49,458       81,147      389,698     484,147      729,006      88,345      40,136
 Death benefits.............    (22,182)    (62,715)    (563,803)    (659,639)    (95,801)    (249,522)   (161,015)   (148,457)
 Surrenders.................   (295,771)   (602,870)  (7,391,883)  (9,998,195) (7,470,570)  (6,391,439) (1,400,141) (2,001,952)
 Administrative expenses....    (13,259)    (19,210)    (116,017)    (124,464)   (426,965)    (336,962)    (27,978)    (30,061)
 Capital contribution
   (withdrawal).............         --          --           --           --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    214,457    (543,346)  (2,914,250)  (3,107,864) 15,337,492    6,590,274    (406,010)   (640,244)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (90,816) (1,178,683) (10,904,806) (13,500,464)  7,828,303      341,357  (1,906,799) (2,780,578)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................    315,677  (2,657,557)  (3,342,874) (10,779,803) 16,433,992  (15,405,905)   (243,087) (3,432,285)
Net assets at beginning
 of year....................  3,256,992   5,914,549   52,197,571   62,977,374  66,147,765   81,553,670  11,455,846  14,888,131
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... $3,572,669   3,256,992   48,854,697   52,197,571  82,581,757   66,147,765  11,212,759  11,455,846
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     92,782     194,759      153,106      260,656   5,146,720    3,055,749     108,789     168,846
 Units redeemed.............   (100,320)   (293,240)  (1,006,823)  (1,431,708) (3,556,902)  (2,566,790)   (315,298)   (549,372)
                             ----------  ----------  -----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (7,538)    (98,481)    (853,717)  (1,171,052)  1,589,818      488,959    (206,509)   (380,526)
                             ==========  ==========  ===========  ===========  ==========  ===========  ==========  ==========

                             -----------------------
                                ALLIANCEBERNSTEIN
                                    SMALL CAP
                                     GROWTH
                                  PORTFOLIO --
                                     CLASS B
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (246,232)   (258,675)
 Net realized gain
   (loss) on investments....  2,798,050   1,417,903
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   (522,647)   (726,320)
 Capital gain
   distribution.............    686,270          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,715,441     432,908
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    488,565     663,699
 Death benefits.............    (57,829)   (403,057)
 Surrenders................. (1,527,380) (1,451,289)
 Administrative expenses....    (70,593)    (77,774)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (5,381,508)  1,342,303
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (6,548,745)     73,882
                             ----------  ----------
Increase (decrease) in
 net assets................. (3,833,304)    506,790
Net assets at beginning
 of year.................... 17,204,818  16,698,028
                             ----------  ----------
Net assets at end of year... 13,371,514  17,204,818
                             ==========  ==========
Change in units (note 5):
 Units purchased............    817,867     809,409
 Units redeemed............. (1,314,383)   (784,684)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (496,516)     24,725
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AMERICAN CENTURY VARIABLE
                                PORTFOLIOS II, INC.                    AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ------------------------  -------------------------------------------------------------------------
                                   VP INFLATION           VP INCOME &      VP INTERNATIONAL      VP ULTRA(R)        VP VALUE
                                PROTECTION FUND --      GROWTH FUND --          FUND --            FUND --          FUND --
                                     CLASS II               CLASS I             CLASS I            CLASS I          CLASS I
                             ------------------------  ----------------  --------------------  --------------  -----------------
                                                                   YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011       2012     2011      2012       2011     2012    2011     2012     2011
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   579,543    1,917,477      331     (214)    (9,833)    (4,393) (1,021) (1,040)     404       945
 Net realized gain
   (loss) on investments....   2,380,255    2,368,024    2,938    1,177       (924)    18,216   1,853     724   (2,546)  (16,400)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (299,045)   2,709,046    5,370    2,307    198,293   (160,439)  5,612     124   13,561    15,061
 Capital gain
   distribution.............   2,081,399    1,047,038       --       --         --         --      --      --       --        --
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   4,742,152    8,041,585    8,639    3,270    187,536   (146,616)  6,444    (192)  11,419      (394)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
From capital
 transactions (note 4):
 Net premiums...............     418,692      755,259       --       --         --         --      --      --       --        --
 Death benefits.............    (106,232)    (327,093)      --       --         --         --      --      --       --        --
 Surrenders.................  (8,888,630)  (7,097,224) (14,143)  (5,235)  (139,582)   (70,794) (4,004) (2,561) (24,620) (106,299)
 Administrative expenses....    (492,914)    (452,486)    (216)    (200)    (1,777)    (1,877)   (341)   (305)    (225)     (291)
 Capital contribution
   (withdrawal).............          --           --       --       --         --         --      --      --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............   7,721,594   (6,999,334)  15,341  (26,024)   (45,065)    76,258  (1,904)    802     (737)   (1,667)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,347,490) (14,120,878)     982  (31,459)  (186,424)     3,587  (6,249) (2,064) (25,582) (108,257)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Increase (decrease) in
 net assets.................   3,394,662   (6,079,293)   9,621  (28,189)     1,112   (143,029)    195  (2,256) (14,163) (108,651)
Net assets at beginning
 of year....................  81,354,391   87,433,684   74,107  102,296  1,031,140  1,174,169  53,643  55,899  102,836   211,487
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
Net assets at end of year... $84,749,053   81,354,391   83,728   74,107  1,032,252  1,031,140  53,838  53,643   88,673   102,836
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========
Change in units (note 5):
 Units purchased............   2,123,352    1,591,087    2,034    6,189      9,163     21,137     423     489       --       136
 Units redeemed.............  (2,203,516)  (2,778,187)  (2,171)  (9,161)   (23,634)   (18,659)   (923)   (653)  (1,618)   (7,305)
                             -----------  -----------  -------  -------  ---------  ---------  ------  ------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (80,164)  (1,187,100)    (137)  (2,972)   (14,471)     2,478    (500)   (164)  (1,618)   (7,169)
                             ===========  ===========  =======  =======  =========  =========  ======  ======  =======  ========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------------------------------
                                                                                      BLACKROCK
                                    BLACKROCK                 BLACKROCK               LARGE CAP           BLACKROCK VALUE
                                 BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.        OPPORTUNITIES V.I.
                                     FUND --                   FUND --                 FUND --                FUND --
                                 CLASS III SHARES         CLASS III SHARES        CLASS III SHARES       CLASS III SHARES
                             -----------------------  ------------------------  --------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011       2012        2011
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (22,717)     (5,596)  (2,033,040)   1,553,704    (13,808)   (30,456)   (123,132)   (147,058)
 Net realized gain
   (loss) on investments....     122,592    (113,634)   2,934,549    6,227,392    131,963    150,603     163,271     187,669
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   1,333,986    (400,163)  31,917,036  (44,794,422)    47,473   (157,902)  1,113,518    (412,281)
 Capital gain
   distribution.............          --          --    1,420,178   11,455,650    237,597      7,480          --          --
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   1,433,861    (519,393)  34,238,723  (25,557,676)   403,225    (30,275)  1,153,657    (371,670)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      25,850      65,106    2,691,305    4,701,565      5,130     29,467     198,674     867,286
 Death benefits.............      16,365     (65,489)    (813,355)    (719,295)   (13,788)   (87,726)     (7,497)   (305,309)
 Surrenders.................  (1,599,246)   (910,350) (40,429,808) (32,693,098)  (403,950)  (383,008)   (462,456)   (970,747)
 Administrative expenses....     (59,514)    (56,106)  (2,314,699)  (2,366,065)    (8,008)    (8,024)    (42,988)    (43,529)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (526,731)    877,611   (7,843,211)  (1,909,801)    82,354    259,793    (196,494)   (219,926)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,143,276)    (89,228) (48,709,768) (32,986,694)  (338,262)  (189,498)   (510,761)   (672,225)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets.................    (709,415)   (608,621) (14,471,045) (58,544,370)    64,963   (219,773)    642,896  (1,043,895)
Net assets at beginning
 of year....................  12,239,626  12,848,247  445,129,951  503,674,321  3,166,516  3,386,289   9,742,413  10,786,308
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
Net assets at end of year... $11,530,211  12,239,626  430,658,906  445,129,951  3,231,479  3,166,516  10,385,309   9,742,413
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............     115,403     347,656    2,499,848    4,065,092     82,100    199,392     159,251     358,425
 Units redeemed.............    (303,209)   (340,111)  (6,548,862)  (6,790,603)  (110,049)  (221,922)   (198,177)   (410,731)
                             -----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (187,806)      7,545   (4,049,014)  (2,725,511)   (27,949)   (22,530)    (38,926)    (52,306)
                             ===========  ==========  ===========  ===========  =========  =========  ==========  ==========

                                  COLUMBIA FUNDS
                                VARIABLE INSURANCE
                                     TRUST I
                             -----------------------

                                COLUMBIA VARIABLE
                               PORTFOLIO -- MARSICO
                                  GROWTH FUND --
                                     CLASS 1
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (251,545)    (425,799)
 Net realized gain
   (loss) on investments....  1,450,062    2,019,295
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,799,443   (2,729,674)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,997,960   (1,136,178)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     45,673       63,732
 Death benefits.............    (27,597)      79,126
 Surrenders................. (3,282,608)  (4,139,405)
 Administrative expenses....   (102,383)    (110,515)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,292,489)  (4,879,907)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,659,404)  (8,986,969)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,661,444) (10,123,147)
Net assets at beginning
 of year.................... 28,612,733   38,735,880
                             ----------  -----------
Net assets at end of year... 25,951,289   28,612,733
                             ==========  ===========
Change in units (note 5):
 Units purchased............     92,748      285,810
 Units redeemed.............   (456,894)    (871,404)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (364,146)    (585,594)
                             ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   COLUMBIA FUNDS
                                 VARIABLE INSURANCE         DWS VARIABLE
                                TRUST I (CONTINUED)           SERIES I               DWS VARIABLE SERIES II
                             -------------------------  -------------------  -------------------------------------
                                 COLUMBIA VARIABLE
                                PORTFOLIO -- MARSICO                            DWS DREMAN             DWS
                                   INTERNATIONAL            DWS CAPITAL        SMALL MID CAP        LARGE CAP
                               OPPORTUNITIES FUND --       GROWTH VIP --       VALUE VIP --        VALUE VIP --
                                      CLASS 2              CLASS B SHARES     CLASS B SHARES      CLASS B SHARES
                             -------------------------  -------------------  ----------------  -------------------
                                                                PERIOD FROM         YEAR ENDED         PERIOD FROM
                                  YEAR ENDED DECEMBER 31,       APRIL 29 TO        DECEMBER 31,        APRIL 29 TO
                             ---------------------------------  DECEMBER 31, ------------------------  DECEMBER 31,
                                 2012          2011      2012       2011       2012     2011    2012       2011
                             ------------  -----------  ------  ------------ -------  -------  ------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (408,754)    (580,889)    (64)      (100)      (398)    (866)    (95)      (911)
 Net realized gain
   (loss) on investments....     (814,605)    (653,217)   (197)       (42)    (2,917)    (777)   (243)      (377)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    9,464,393  (10,544,847)  1,362     (1,218)    12,053   (3,702)  5,852     (5,816)
 Capital gain
   distribution.............           --           --      --         --         --       --      --         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     operations.............    8,241,034  (11,778,953)  1,101     (1,360)     8,738   (5,345)  5,514     (7,104)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
From capital
 transactions (note 4):
 Net premiums...............      163,871      438,397      --         --         --       --      --         --
 Death benefits.............     (144,318)    (148,959)     --         --         --       --      --         --
 Surrenders.................   (6,071,738)  (7,427,764) (4,780)      (494)   (24,295) (37,898) (7,882)    (2,089)
 Administrative expenses....     (228,607)    (247,784)    (22)       (10)      (172)    (215)    (94)       (38)
 Capital contribution
   (withdrawal).............           --           --      --         --         --       --      --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (4,006,093)  (1,336,972)    (93)    11,772    (19,749)  18,718     481     83,026
                             ------------  -----------  ------     ------    -------  -------  ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (10,286,885)  (8,723,082) (4,895)    11,268    (44,216) (19,395) (7,495)    80,899
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Increase (decrease) in
 net assets.................   (2,045,851) (20,502,035) (3,794)     9,908    (35,478) (24,740) (1,981)    73,795
Net assets at beginning
 of year....................   55,303,137   75,805,172   9,908         --     86,007  110,747  73,795         --
                             ------------  -----------  ------     ------    -------  -------  ------     ------
Net assets at end of year... $ 53,257,286   55,303,137   6,114      9,908     50,529   86,007  71,814     73,795
                             ============  ===========  ======     ======    =======  =======  ======     ======
Change in units (note 5):
 Units purchased............      562,519    1,068,140      --      1,319         75    1,072     326      8,571
 Units redeemed.............   (1,349,799)  (1,382,412)   (516)      (193)    (2,032)  (1,844) (1,089)      (481)
                             ------------  -----------  ------     ------    -------  -------  ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (787,280)    (314,272)   (516)     1,126     (1,957)    (772)   (763)     8,090
                             ============  ===========  ======     ======    =======  =======  ======     ======


                                  DREYFUS
                             ----------------
                                  DREYFUS
                                INVESTMENT
                             PORTFOLIOS MIDCAP
                             STOCK PORTFOLIO --
                              INITIAL SHARES
                             ----------------
                                YEAR ENDED
                               DECEMBER 31,
                             ----------------
                               2012      2011
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (845)     (921)
 Net realized gain
   (loss) on investments....  (1,600)    2,917
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  16,388    (1,497)
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  13,943       499
                             -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --        --
 Surrenders................. (14,333)   (4,145)
 Administrative expenses....    (544)     (574)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,957)  (11,918)
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (17,834)  (16,637)
                             -------   -------
Increase (decrease) in
 net assets.................  (3,891)  (16,138)
Net assets at beginning
 of year....................  87,050   103,188
                             -------   -------
Net assets at end of year...  83,159    87,050
                             =======   =======
Change in units (note 5):
 Units purchased............     371     3,533
 Units redeemed.............  (1,550)   (4,825)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (1,179)   (1,292)
                             =======   =======


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        DREYFUS (CONTINUED)
                             -----------------------------------------
                               DREYFUS VARIABLE   THE DREYFUS SOCIALLY
                              INVESTMENT FUND --   RESPONSIBLE GROWTH
                                 MONEY MARKET     FUND, INC. -- INITIAL
                                  PORTFOLIO              SHARES
                             -------------------  --------------------

                             ------------------------------------------
                                2012      2011       2012       2011
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (11,862)   (9,872)   (28,936)   (24,989)
 Net realized gain
   (loss) on investments....        --        --     61,589     30,557
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........        --        --    358,482    (27,037)
 Capital gain
   distribution.............        --        --         --         --
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   (11,862)   (9,872)   391,135    (21,469)
                             ---------  --------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --        --        308        615
 Death benefits.............  (740,905) (517,189)   (23,445)    96,943
 Surrenders.................  (254,049)  (92,737)  (183,793)  (346,652)
 Administrative expenses....    (1,135)   (1,189)   (15,175)   (14,626)
 Capital contribution
   (withdrawal).............        --        --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   958,878   726,091   (146,001)   100,162
                             ---------  --------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (37,211)  114,976   (368,106)  (163,558)
                             ---------  --------  ---------  ---------
Increase (decrease) in
 net assets.................   (49,073)  105,104     23,029   (185,027)
Net assets at beginning
 of year....................   737,075   631,971  3,827,621  4,012,648
                             ---------  --------  ---------  ---------
Net assets at end of year... $ 688,002   737,075  3,850,650  3,827,621
                             =========  ========  =========  =========
Change in units (note 5):
 Units purchased............   121,576   105,992        305     22,672
 Units redeemed.............  (125,506)  (94,294)   (42,905)   (53,279)
                             ---------  --------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (3,930)   11,698    (42,600)   (30,607)
                             =========  ========  =========  =========

                              EATON VANCE VARIABLE
                                      TRUST                    FEDERATED INSURANCE SERIES
                             ----------------------  ----------------------------------------------

                                                        FEDERATED CAPITAL     FEDERATED HIGH INCOME
                                VT FLOATING-RATE     APPRECIATION FUND II --     BOND FUND II --
                                   INCOME FUND           PRIMARY SHARES          PRIMARY SHARES
                             ----------------------  ----------------------  ----------------------
                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012        2011
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,585,479     827,812     (89,707)    (79,768)  1,492,234   1,846,500
 Net realized gain
   (loss) on investments....    244,913     493,104      86,620     127,803     158,067     311,047
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    392,858  (1,065,109)    276,493    (829,552)  1,242,531  (1,263,440)
 Capital gain
   distribution.............    781,643          --     566,296          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  3,004,893     255,807     839,702    (781,517)  2,892,832     894,107
                             ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............    516,537     546,823       8,610      53,681       1,580      36,904
 Death benefits.............    (43,515)    (86,604)   (164,366)   (186,865)   (319,524)   (633,016)
 Surrenders................. (6,999,504) (5,391,344) (1,203,621) (1,518,765) (2,232,581) (3,816,911)
 Administrative expenses....   (297,575)    (84,958)    (19,902)    (21,620)    (41,243)    (40,020)
 Capital contribution
   (withdrawal).............         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 40,708,574      69,363    (217,719)   (311,671)    578,474      90,612
                             ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 33,884,517  (4,946,720) (1,596,998) (1,985,240) (2,013,294) (4,362,431)
                             ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................. 36,889,410  (4,690,913)   (757,296) (2,766,757)    879,538  (3,468,324)
Net assets at beginning
 of year.................... 27,500,989  32,191,902  10,088,943  12,855,700  22,866,067  26,334,391
                             ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... 64,390,399  27,500,989   9,331,647  10,088,943  23,745,605  22,866,067
                             ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............  4,576,887     747,842       8,454      21,705     143,668     246,052
 Units redeemed............. (1,564,094) (1,161,347)   (157,270)   (212,000)   (238,613)   (461,068)
                             ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  3,012,793    (413,505)   (148,816)   (190,295)    (94,945)   (215,016)
                             ==========  ==========  ==========  ==========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              FEDERATED INSURANCE SERIES (CONTINUED)
                             -----------------------------------------------------------------------

                              FEDERATED HIGH INCOME      FEDERATED KAUFMANN
                                 BOND FUND II --         FUND II -- SERVICE       FEDERATED MANAGED
                                  SERVICE SHARES               SHARES            VOLATILITY FUND II
                             -----------------------  ------------------------  --------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                 2012        2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 2,396,245   2,742,957     (393,449)    (535,901)   125,977    214,811
 Net realized gain
   (loss) on investments....     750,458     724,747    4,772,442    1,922,116     53,734     23,782
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,360,274  (1,973,729)   1,770,071  (11,286,773)   292,360     29,152
 Capital gain
   distribution.............          --          --           --           --    500,158         --
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   4,506,977   1,493,975    6,149,064   (9,900,558)   972,229    267,745
                             -----------  ----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     720,423     524,320       44,855      506,621     12,812     67,399
 Death benefits.............     (90,273)   (461,641)      (7,372)     (82,042)  (119,592)  (222,579)
 Surrenders.................  (4,464,746) (4,189,514)  (2,510,183)  (5,922,751)  (890,533)  (889,289)
 Administrative expenses....    (144,248)   (118,796)     (95,277)    (317,099)   (15,439)   (14,657)
 Capital contribution
   (withdrawal).............          --          --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   4,539,629  (2,006,338) (41,777,723)   2,592,453    497,114    354,300
                             -----------  ----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...     560,785  (6,251,969) (44,345,700)  (3,222,818)  (515,638)  (704,826)
                             -----------  ----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   5,067,762  (4,757,994) (38,196,636) (13,123,376)   456,591   (437,081)
Net assets at beginning
 of year....................  34,906,409  39,664,403   59,382,320   72,505,696  8,295,128  8,732,209
                             -----------  ----------  -----------  -----------  ---------  ---------
Net assets at end of year... $39,974,171  34,906,409   21,185,684   59,382,320  8,751,719  8,295,128
                             ===========  ==========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............     939,385     815,352       73,678    1,240,370     64,483     59,242
 Units redeemed.............    (911,094) (1,171,539)  (4,724,433)  (1,276,871)   (91,494)  (108,038)
                             -----------  ----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      28,291    (356,187)  (4,650,755)     (36,501)   (27,011)   (48,796)
                             ===========  ==========  ===========  ===========  =========  =========

                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             -----------------------------------------------
                                    VIP ASSET                VIP ASSET
                                   MANAGER/SM/              MANAGER/SM/
                                   PORTFOLIO --            PORTFOLIO --
                                  INITIAL CLASS           SERVICE CLASS 2
                             -----------------------  ----------------------

                             ------------------------------------------------
                                2012         2011        2012        2011
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    154,775      433,353     (86,247)    (37,786)
 Net realized gain
   (loss) on investments....    290,237      309,622     284,629     336,232
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  5,670,969   (3,391,124)  1,122,143  (1,019,297)
 Capital gain
   distribution.............    440,298      315,595     101,563      75,978
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,556,279   (2,332,554)  1,422,088    (644,873)
                             ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     46,216       51,043      18,656     139,398
 Death benefits.............   (557,865)  (1,521,871)      3,291    (253,468)
 Surrenders................. (6,537,505)  (7,294,693) (2,977,911) (3,083,512)
 Administrative expenses....    (64,009)     (72,480)    (28,440)    (32,533)
 Capital contribution
   (withdrawal).............         --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (1,237,086)  (1,768,180)   (216,943)   (467,692)
                             ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (8,350,249) (10,606,181) (3,201,347) (3,697,807)
                             ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (1,793,970) (12,938,735) (1,779,259) (4,342,680)
Net assets at beginning
 of year.................... 61,908,572   74,847,307  14,615,334  18,958,014
                             ----------  -----------  ----------  ----------
Net assets at end of year... 60,114,602   61,908,572  12,836,075  14,615,334
                             ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     37,114       53,355     109,101      97,928
 Units redeemed.............   (319,625)    (468,166)   (361,667)   (392,691)
                             ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (282,511)    (414,811)   (252,566)   (294,763)
                             ==========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                                                                                               VIP DYNAMIC
                                                                                                                 CAPITAL
                                   VIP BALANCED           VIP CONTRAFUND(R)         VIP CONTRAFUND(R)         APPRECIATION
                                   PORTFOLIO --             PORTFOLIO --              PORTFOLIO --            PORTFOLIO --
                                 SERVICE CLASS 2            INITIAL CLASS            SERVICE CLASS 2         SERVICE CLASS 2
                             -----------------------  ------------------------  ------------------------  --------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012       2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (280,971)   (387,935)    (207,657)    (684,823)  (1,555,622)  (1,031,170)   (27,657)   (36,812)
 Net realized gain
   (loss) on investments....   2,050,525   1,712,212    1,572,143      114,379    4,410,275     (591,735)   242,635     67,226
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,316,215  (5,847,637)  16,336,784   (4,311,978)  27,291,956   (3,382,153)   217,305   (119,241)
 Capital gain
   distribution.............   3,698,005     193,762           --           --           --           --         --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,783,774  (4,329,598)  17,701,270   (4,882,422)  30,146,609   (5,005,058)   432,283    (88,827)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     762,920     680,095       84,192      257,491    1,747,662      698,748     18,948      8,626
 Death benefits.............    (204,067)   (121,323)  (1,433,192)  (1,910,102)    (801,731)    (673,117)    27,478    (71,734)
 Surrenders.................  (7,768,043) (6,499,002) (14,205,409) (16,744,332) (26,994,010) (18,022,052)  (473,170)  (256,267)
 Administrative expenses....    (278,823)   (252,687)    (201,247)    (212,189)  (1,330,273)    (401,148)    (6,215)    (7,281)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   3,157,091   7,347,812   (2,764,935)  (5,387,872) 148,900,381      168,832     73,802   (119,248)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,330,922)  1,154,895  (18,520,591) (23,997,004) 121,522,029  (18,228,737)  (359,157)  (445,904)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
 net assets.................   4,452,852  (3,174,703)    (819,321) (28,879,426) 151,668,638  (23,233,795)    73,126   (534,731)
Net assets at beginning
 of year....................  70,645,304  73,820,007  124,219,705  153,099,131  115,951,084  139,184,879  2,037,733  2,572,464
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
Net assets at end of year... $75,098,156  70,645,304  123,400,384  124,219,705  267,619,722  115,951,084  2,110,859  2,037,733
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========
Change in units (note 5):
 Units purchased............   1,540,925   1,780,275      222,866      321,970   19,672,397    1,395,452    140,282     16,326
 Units redeemed.............  (1,919,186) (1,677,901)    (942,962)  (1,275,346)  (6,115,100)  (2,626,620)  (162,289)   (49,128)
                             -----------  ----------  -----------  -----------  -----------  -----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (378,261)    102,374     (720,096)    (953,376)  13,557,297   (1,231,168)   (22,007)   (32,802)
                             ===========  ==========  ===========  ===========  ===========  ===========  =========  =========

                             -------------------------


                                 VIP EQUITY-INCOME
                                   PORTFOLIO --
                                   INITIAL CLASS
                             ------------------------

                             -------------------------
                                 2012         2011
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   1,652,688    1,089,187
 Net realized gain
   (loss) on investments....    (892,129)  (2,019,830)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,765,810      830,312
 Capital gain
   distribution.............   6,445,612           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  14,971,981     (100,331)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      42,467      205,362
 Death benefits.............  (1,206,878)  (1,503,542)
 Surrenders................. (11,319,582) (13,879,350)
 Administrative expenses....    (134,677)    (144,605)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,619,319)  (3,146,408)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (15,237,989) (18,468,543)
                             -----------  -----------
Increase (decrease) in
 net assets.................    (266,008) (18,568,874)
Net assets at beginning
 of year.................... 100,854,492  119,423,366
                             -----------  -----------
Net assets at end of year... 100,588,484  100,854,492
                             ===========  ===========
Change in units (note 5):
 Units purchased............     130,378      106,240
 Units redeemed.............    (703,171)    (784,094)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (572,793)    (677,854)
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                                        VIP                       VIP                     VIP                VIP GROWTH
                                   EQUITY-INCOME               GROWTH &                GROWTH &             OPPORTUNITIES
                                    PORTFOLIO --          INCOME PORTFOLIO --     INCOME PORTFOLIO --       PORTFOLIO --
                                  SERVICE CLASS 2            INITIAL CLASS          SERVICE CLASS 2         INITIAL CLASS
                             -------------------------  ----------------------  ----------------------  --------------------

                                                                 YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012          2011        2012        2011        2012        2011        2012       2011
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,637,925      302,533     162,714      64,932      63,802     (11,927)  (106,590)  (121,642)
 Net realized gain
   (loss) on investments....      440,833   (1,281,334)    574,329       3,141     458,652      57,535    483,315    242,299
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    5,678,757      817,165   3,040,971      26,555   1,543,180     (92,807) 1,209,893    (41,108)
 Capital gain
   distribution.............    8,956,040           --      11,130          --       7,066          --         --         --
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   16,713,555     (161,636)  3,789,144      94,628   2,072,700     (47,199) 1,586,618     79,549
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      601,178      133,598      95,810     140,682      70,112     169,057      3,017      7,251
 Death benefits.............     (475,210)    (417,991)   (360,738)   (488,762)   (157,860)    (97,512)  (149,308)  (238,055)
 Surrenders.................  (13,286,290) (10,649,900) (3,231,037) (3,370,459) (1,642,319) (2,026,258)  (817,030)  (747,359)
 Administrative expenses....     (638,615)    (146,316)    (51,100)    (52,712)    (47,396)    (46,686)   (19,846)   (19,352)
 Capital contribution
   (withdrawal).............           --           --          --          --          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   80,226,735   (5,151,944)   (557,746)    341,494     760,217    (636,547)   223,782    422,927
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   66,427,798  (16,232,553) (4,104,811) (3,429,757) (1,017,246) (2,637,946)  (759,385)  (574,588)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................   83,141,353  (16,394,189)   (315,667) (3,335,129)  1,055,454  (2,685,145)   827,233   (495,039)
Net assets at beginning
 of year....................   52,474,305   68,868,494  23,428,181  26,763,310  13,548,094  16,233,239  8,841,913  9,336,952
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
Net assets at end of year... $135,615,658   52,474,305  23,112,514  23,428,181  14,603,548  13,548,094  9,669,146  8,841,913
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............   10,664,648      277,191     126,571     203,223     347,257     122,387    156,692    132,524
 Units redeemed.............   (2,939,096)  (1,625,488)   (430,059)   (446,800)   (453,511)   (383,086)  (208,844)  (176,148)
                             ------------  -----------  ----------  ----------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    7,725,552   (1,348,297)   (303,488)   (243,577)   (106,254)   (260,699)   (52,152)   (43,624)
                             ============  ===========  ==========  ==========  ==========  ==========  =========  =========

                             ----------------------------------------
                               VIP GROWTH
                              OPPORTUNITIES         VIP GROWTH
                              PORTFOLIO --         PORTFOLIO --
                             SERVICE CLASS 2      INITIAL CLASS
                             --------------- -----------------------
                               PERIOD FROM          YEAR ENDED
                              JANUARY 27 TO        DECEMBER 31,
                              DECEMBER 31,   -----------------------
                                  2012          2012         2011
                             --------------- ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (409,765)     (505,159)    (697,239)
 Net realized gain
   (loss) on investments....      684,976     1,999,198    1,529,259
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,873,143     6,419,570   (1,469,700)
 Capital gain
   distribution.............           --            --      237,200
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    2,148,354     7,913,609     (400,480)
                               ----------    ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      175,439       119,488      274,553
 Death benefits.............      (37,142)     (499,084)  (1,185,565)
 Surrenders.................   (2,351,470)   (7,085,398)  (7,615,726)
 Administrative expenses....     (150,146)      (89,468)     (97,285)
 Capital contribution
   (withdrawal).............           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   29,488,228    (1,690,356)  (1,722,676)
                               ----------    ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   27,124,909    (9,244,818) (10,346,699)
                               ----------    ----------  -----------
Increase (decrease) in
 net assets.................   29,273,263    (1,331,209) (10,747,179)
Net assets at beginning
 of year....................           --    61,235,596   71,982,775
                               ----------    ----------  -----------
Net assets at end of year...   29,273,263    59,904,387   61,235,596
                               ==========    ==========  ===========
Change in units (note 5):
 Units purchased............    3,712,112        92,134      159,967
 Units redeemed.............     (977,170)     (490,082)    (612,707)
                               ----------    ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    2,734,942      (397,948)    (452,740)
                               ==========    ==========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------
                            VIP GROWTH
                           PORTFOLIO --
                         SERVICE CLASS 2
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $  (250,207)   (302,358)
 Net realized
   gain (loss)
   on
   investments......   1,584,970   1,195,796
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,414,530  (1,054,144)
 Capital gain
   distribution.....          --      78,660
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   2,749,293     (82,046)
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     113,541      58,139
 Death benefits.....     (31,792)   (213,163)
 Surrenders.........  (2,206,975) (4,503,376)

   Administrative
   expenses.........     (47,417)    (46,620)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (2,815,280)  1,034,601
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (4,987,923) (3,670,419)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (2,238,630) (3,752,465)
Net assets at
 beginning of
 year...............  19,927,842  23,680,307
                     -----------  ----------
Net assets at
 end of year........ $17,689,212  19,927,842
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     325,316     626,690
 Units redeemed.....    (945,395)   (982,160)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (620,079)   (355,470)
                     ===========  ==========

                                    FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                         VIP GROWTH       VIP INVESTMENT GRADE     VIP MID CAP           VIP MID CAP
                     STOCK PORTFOLIO --    BOND PORTFOLIO --       PORTFOLIO --         PORTFOLIO --
                      SERVICE CLASS 2       SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2
                     ------------------ -----------------------  ---------------  ------------------------
                        PERIOD FROM
                       JANUARY 27 TO                                      YEAR ENDED DECEMBER 31,
                        DECEMBER 31,    -------------------------------------------------------------------
                            2012            2012        2011       2012    2011       2012         2011
                     ------------------ -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........       (395,771)        669,797     267,592      (31)   (188)  (2,114,966)  (1,854,175)
 Net realized
   gain (loss)
   on
   investments......        575,129         728,355      66,494    1,497      50    3,301,304    5,279,474
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...      3,229,095        (708,183)     15,469      103  (4,371)   1,748,492  (18,321,104)
 Capital gain
   distribution.....             --       3,855,238     380,637    2,125      66   13,623,164      191,973
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....      3,408,453       4,545,207     730,192    3,694  (4,443)  16,557,994  (14,703,832)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
From capital
 transactions
 (note 4):
 Net premiums.......        182,392       1,018,223      44,060      240     240      909,208    1,097,911
 Death benefits.....        (49,426)       (141,770)    (40,450)      --      --   (1,311,546)  (1,373,856)
 Surrenders.........     (3,233,235)    (12,869,511) (1,129,772) (11,845)     --  (18,310,069) (18,487,027)

   Administrative
   expenses.........       (219,142)       (812,821)    (72,001)      --      --     (678,879)    (293,001)
 Capital
   contribution
   (withdrawal).....             --              --          --       --      --           --           --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............     38,718,614     134,531,587   3,201,702       18      29   75,314,951  (10,687,190)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...     35,399,203     121,725,708   2,003,539  (11,587)    269   55,923,665  (29,743,163)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Increase
 (decrease) in
 net assets.........     38,807,656     126,270,915   2,733,731   (7,893) (4,174)  72,481,659  (44,446,995)
Net assets at
 beginning of
 year...............             --      16,221,443  13,487,712   35,009  39,183   97,949,598  142,396,593
                         ----------     -----------  ----------  -------  ------  -----------  -----------
Net assets at
 end of year........     38,807,656     142,492,358  16,221,443   27,116  35,009  170,431,257   97,949,598
                         ==========     ===========  ==========  =======  ======  ===========  ===========
Change in
 units (note
 5):
 Units
   purchased........      4,375,744      13,117,489     576,508       10      11    8,080,442      620,491
 Units redeemed.....       (801,222)     (3,086,982)   (411,514)    (495)     --   (2,350,200)  (1,931,855)
                         ----------     -----------  ----------  -------  ------  -----------  -----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........      3,574,522      10,030,507     164,994     (485)     11    5,730,242   (1,311,364)
                         ==========     ===========  ==========  =======  ======  ===========  ===========

                     -----------------------
                          VIP OVERSEAS
                          PORTFOLIO --
                          INITIAL CLASS
                     ----------------------


                     -----------------------
                        2012        2011
                     ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    127,697     (14,307)
 Net realized
   gain (loss)
   on
   investments......   (479,419)   (225,686)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...  4,285,923  (4,955,782)
 Capital gain
   distribution.....     76,502      56,307
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....  4,010,703  (5,139,468)
                     ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     23,075      92,770
 Death benefits.....   (119,949)   (220,215)
 Surrenders......... (2,647,166) (3,422,242)

   Administrative
   expenses.........    (31,546)    (36,401)
 Capital
   contribution
   (withdrawal).....         --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    115,994  (1,221,639)
                     ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions... (2,659,592) (4,807,727)
                     ----------  ----------
Increase
 (decrease) in
 net assets.........  1,351,111  (9,947,195)
Net assets at
 beginning of
 year............... 22,126,888  32,074,083
                     ----------  ----------
Net assets at
 end of year........ 23,477,999  22,126,888
                     ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........     90,201      69,082
 Units redeemed.....   (223,932)   (299,537)
                     ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (133,731)   (230,455)
                     ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              FIDELITY(R) VARIABLE
                               INSURANCE PRODUCTS
                                FUND (CONTINUED)
                             ----------------------

                                    VIP VALUE
                             STRATEGIES PORTFOLIO --
                                 SERVICE CLASS 2
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (39,225)    (43,346)
 Net realized gain
   (loss) on investments....    234,674      79,395
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    568,040    (706,197)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    763,489    (670,148)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     27,430      45,834
 Death benefits.............        865     (62,262)
 Surrenders.................   (411,803)   (962,402)
 Administrative expenses....     (9,243)    (12,786)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,066,102     156,682
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    673,351    (834,934)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,436,840  (1,505,082)
Net assets at beginning
 of year....................  3,057,630   4,562,712
                             ----------  ----------
Net assets at end of year... $4,494,470   3,057,630
                             ==========  ==========
Change in units (note 5):
 Units purchased............    250,184     374,031
 Units redeemed.............   (202,656)   (466,638)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     47,528     (92,607)
                             ==========  ==========


                                                  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             ----------------------------------------------------------------------------------------------
                                                         FRANKLIN LARGE       FRANKLIN TEMPLETON
                                  FRANKLIN INCOME          CAP GROWTH         VIP FOUNDING FUNDS          MUTUAL SHARES
                                 SECURITIES FUND --     SECURITIES FUND --    ALLOCATION FUND --        SECURITIES FUND --
                                   CLASS 2 SHARES        CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES
                             -------------------------  ----------------   ------------------------  -----------------------
                                                      YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012         2011        2012      2011       2012         2011         2012        2011
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  25,075,390    23,860,561   (2,385)   (3,196)     947,994   (2,209,337)      49,090     432,754
 Net realized gain
   (loss) on investments....  (3,206,225)   (4,946,803)     382       263      261,149     (506,768)   5,477,768   1,608,065
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  33,953,946   (15,668,769)  38,747    (6,847)  11,963,158   (1,035,387)  (1,792,864) (3,519,437)
 Capital gain
   distribution.............          --            --       --        --           --           --           --          --
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  55,823,111     3,244,989   36,744    (9,780)  13,172,301   (3,751,492)   3,733,994  (1,478,618)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............   2,199,146     2,660,716       --        --      376,663      545,837       80,024     585,410
 Death benefits.............  (1,057,656)   (1,199,413)      --        --     (407,259)    (229,016)    (167,929)    (74,578)
 Surrenders................. (66,602,144)  (61,259,766) (39,537)  (23,842)  (9,264,204)  (6,580,406)  (2,664,765) (4,939,462)
 Administrative expenses....  (1,461,028)   (1,537,410)  (1,076)   (1,120)    (539,079)    (556,862)     (93,286)   (310,983)
 Capital contribution
   (withdrawal).............          --            --       --        --           --           --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (26,923,231)  (42,300,473)  (9,588)  (15,698)  (3,537,725)  (5,237,229) (40,035,339) (2,025,400)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (93,844,913) (103,636,346) (50,201)  (40,660) (13,371,604) (12,057,676) (42,881,295) (6,765,013)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Increase (decrease) in
 net assets................. (38,021,802) (100,391,357) (13,457)  (50,440)    (199,303) (15,809,168) (39,147,301) (8,243,631)
Net assets at beginning
 of year.................... 578,782,792   679,174,149  345,688   396,128  106,352,556  122,161,724   59,134,828  67,378,459
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
Net assets at end of year... 540,760,990   578,782,792  332,231   345,688  106,153,253  106,352,556   19,987,527  59,134,828
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========
Change in units (note 5):
 Units purchased............   2,134,829     3,214,728      173     3,611      416,124      976,691      165,846     787,001
 Units redeemed.............  (9,809,383)  (12,090,427)  (3,785)   (6,972)  (1,933,633)  (2,388,320)  (4,767,745) (1,408,889)
                             -----------  ------------  -------   -------  -----------  -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,674,554)   (8,875,699)  (3,612)   (3,361)  (1,517,509)  (1,411,629)  (4,601,899)   (621,888)
                             ===========  ============  =======   =======  ===========  ===========  ===========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                           FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                                                              TEMPLETON GLOBAL
                                TEMPLETON FOREIGN      TEMPLETON FOREIGN       BOND SECURITIES        TEMPLETON GROWTH
                               SECURITIES FUND --     SECURITIES FUND --           FUND --           SECURITIES FUND --
                                 CLASS 1 SHARES         CLASS 2 SHARES         CLASS 1 SHARES          CLASS 2 SHARES
                             ----------------------  --------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011        2012       2011       2012        2011        2012        2011
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  165,962      56,160     23,344       (687)    646,954     542,776      59,152     (28,778)
 Net realized gain
   (loss) on investments....   (153,845)     42,217    (29,828)     4,813     257,318     351,337    (248,314)   (207,500)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,460,989  (1,398,713)   241,671   (169,193)    666,030  (1,215,317)  2,282,988    (767,941)
 Capital gain
   distribution.............         --          --         --         --      19,863      80,465          --          --
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,473,106  (1,300,336)   235,187   (165,067)  1,590,165    (240,739)  2,093,826  (1,004,219)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      9,222      84,361         --         --       3,889      19,895      36,855      85,776
 Death benefits.............     30,510    (180,111)        --         --    (124,806)    (62,516)     11,937      (8,274)
 Surrenders.................   (970,467) (1,428,244)  (304,304)  (129,197) (1,953,418)   (900,928) (1,128,664)   (803,777)
 Administrative expenses....    (16,742)    (18,462)    (2,832)    (2,719)    (20,614)    (19,342)    (47,315)    (48,025)
 Capital contribution
   (withdrawal).............         --          --         --         --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............     98,252    (363,136)   475,211     65,907     713,430     792,568     568,760    (555,927)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (849,225) (1,905,592)   168,075    (66,009) (1,381,519)   (170,323)   (558,427) (1,330,227)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    623,881  (3,205,928)   403,262   (231,076)    208,646    (411,062)  1,535,399  (2,334,446)
Net assets at beginning
 of year....................  9,374,149  12,580,077  1,284,958  1,516,034  12,164,992  12,576,054  11,548,407  13,882,853
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net assets at end of year... $9,998,030   9,374,149  1,688,220  1,284,958  12,373,638  12,164,992  13,083,806  11,548,407
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    138,204     189,419     66,200     20,456      94,317     119,873     267,794     157,625
 Units redeemed.............   (209,828)   (339,614)   (43,836)   (21,635)   (173,482)   (130,195)   (343,954)   (304,503)
                             ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (71,624)   (150,195)    22,364     (1,179)    (79,165)    (10,322)    (76,160)   (146,878)
                             ==========  ==========  =========  =========  ==========  ==========  ==========  ==========

                              GE INVESTMENTS FUNDS,
                                      INC.
                             ----------------------

                                   CORE VALUE
                                 EQUITY FUND --
                                 CLASS 1 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (58,733)   (118,554)
 Net realized gain
   (loss) on investments....    137,269     (12,007)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,516,483    (327,907)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,595,019    (458,468)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     58,812      37,743
 Death benefits.............   (259,992)   (210,398)
 Surrenders................. (1,741,995) (1,866,993)
 Administrative expenses....    (41,210)    (44,686)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (384,049)   (576,308)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,368,434) (2,660,642)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (773,415) (3,119,110)
Net assets at beginning
 of year.................... 14,327,902  17,447,012
                             ----------  ----------
Net assets at end of year... 13,554,487  14,327,902
                             ==========  ==========
Change in units (note 5):
 Units purchased............     46,726      66,337
 Units redeemed.............   (241,286)   (297,143)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (194,560)   (230,806)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                     ------------------------

                          INCOME FUND --
                          CLASS 1 SHARES
                     -----------------------
                            YEAR ENDED
                           DECEMBER 31,
                     -----------------------
                         2012        2011
                     -----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   260,930   1,209,860
 Net realized
   gain (loss)
   on
   investments......     199,879    (202,204)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   1,360,070   1,566,035
 Capital gain
   distribution.....          --          --
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   1,820,879   2,573,691
                     -----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......     101,909      82,161
 Death benefits.....  (2,438,587)    (44,792)
 Surrenders.........  (6,634,146) (6,333,060)

   Administrative
   expenses.........     (98,441)   (102,729)
 Capital
   contribution
   (withdrawal).....          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (497,076)    186,648
                     -----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,566,341) (6,211,772)
                     -----------  ----------
Increase
 (decrease) in
 net assets.........  (7,745,462) (3,638,081)
Net assets at
 beginning of
 year...............  45,799,899  49,437,980
                     -----------  ----------
Net assets at
 end of year........ $38,054,437  45,799,899
                     ===========  ==========
Change in
 units (note
 5):
 Units
   purchased........     331,192     398,181
 Units redeemed.....    (973,809)   (858,039)
                     -----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (642,617)   (459,858)
                     ===========  ==========

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     -------------------------------------------------------------------------------------------------------
                           INTERNATIONAL                MID-CAP
                          EQUITY FUND --            EQUITY FUND --                                    PREMIER GROWTH EQUITY
                          CLASS 1 SHARES            CLASS 1 SHARES            MONEY MARKET FUND      FUND -- CLASS 1 SHARES
                     ------------------------  ------------------------  --------------------------  ----------------------
                     PERIOD FROM               PERIOD FROM               PERIOD FROM
                     JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO         YEAR ENDED DECEMBER 31,
                      APRIL 30,   DECEMBER 31,  AUGUST 3,   DECEMBER 31,  AUGUST 3,    ------------------------------------
                         2012         2011         2012         2011         2012          2011         2012        2011
                     ------------ ------------ ------------ ------------ ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........     (44,427)     (92,752)    (591,582)  (1,080,061)   (1,668,631)   (3,191,996)   (236,576)   (507,821)
 Net realized
   gain (loss)
   on
   investments......  (7,390,720)  (2,212,889)   2,539,461    2,931,905            --            --   2,019,003     741,657
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   8,118,583      270,547    3,233,658  (13,549,598)           --            --   4,246,025    (480,978)
 Capital gain
   distribution.....          --           --           --    4,833,196            --            --          --          --
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....     683,436   (2,035,094)   5,181,537   (6,864,558)   (1,668,631)   (3,191,996)  6,028,452    (247,142)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
From capital
 transactions
 (note 4):
 Net premiums.......       1,235       11,321      126,360      262,834     1,217,011     7,214,010      79,833     105,296
 Death benefits.....     (27,897)    (116,998)    (315,906)  (1,102,603)  (67,799,184) (105,001,268)   (694,636)   (444,612)
 Surrenders.........    (220,883)  (1,349,345)  (5,535,587) (11,570,998)  (58,135,525) (103,503,836) (4,753,150) (4,785,383)

   Administrative
   expenses.........      (5,172)     (16,311)     (90,368)    (163,263)     (239,400)     (477,150)    (83,217)    (91,679)
 Capital
   contribution
   (withdrawal).....          --           --           --           --            --            --          --          --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............  (9,197,204)  (1,316,481) (62,689,943)  (5,204,261)  (68,803,308)  197,019,896  (3,502,413) (1,052,434)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (9,449,921)  (2,787,814) (68,505,444) (17,778,291) (193,760,406)   (4,748,348) (8,953,583) (6,268,812)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase
 (decrease) in
 net assets.........  (8,766,485)  (4,822,908) (63,323,907) (24,642,849) (195,429,037)   (7,940,344) (2,925,131) (6,515,954)
Net assets at
 beginning of
 year...............   8,766,485   13,589,393   63,323,907   87,966,756   195,429,037   203,369,381  33,683,000  40,198,954
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
Net assets at
 end of year........          --    8,766,485           --   63,323,907            --   195,429,037  30,757,869  33,683,000
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========
Change in
 units (note
 5):
 Units
   purchased........      24,133       25,350       73,718      298,740    14,975,576    35,242,055     181,545     159,072
 Units redeemed.....    (776,422)    (216,321)  (3,399,123)  (1,146,859)  (32,069,745)  (35,534,777)   (929,193)   (739,947)
                      ----------   ----------  -----------  -----------  ------------  ------------  ----------  ----------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (752,289)    (190,971)  (3,325,405)    (848,119)  (17,094,169)     (292,722)   (747,648)   (580,875)
                      ==========   ==========  ===========  ===========  ============  ============  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     --------------------------------------------------------------------------------------------------------
                      REAL ESTATE SECURITIES                            SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --
                      FUND -- CLASS 1 SHARES    S&P 500(R) INDEX FUND       CLASS 1 SHARES              CLASS 1 SHARES
                     -----------------------  ------------------------  ----------------------   ---------------------------
                                                                            YEAR ENDED DECEMBER 31,
                     --------------------------------------------------------------------------------------------------------
                         2012        2011         2012         2011        2012         2011         2012           2011
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........ $   193,860    (205,386)     657,963      396,505    (611,386)    (706,228)   (1,348,337)      (105,231)
 Net realized
   gain (loss)
   on
   investments......   3,267,567   1,262,186    5,500,323    3,191,593   1,720,374    1,202,643     9,717,443      4,602,709
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   5,748,232   4,108,776   14,566,727   (2,897,119)    342,505      499,082    93,613,828    (51,724,538)
 Capital gain
   distribution.....          --          --           --           --   3,351,066           --            --             --
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....   9,209,659   5,165,576   20,725,013      690,979   4,802,559      995,497   101,982,934    (47,227,060)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......     344,271     735,081      990,580      357,974      65,583      263,107    15,897,233     20,418,461
 Death benefits.....    (320,304)   (464,971)  (1,942,713)  (2,318,750)   (616,157)    (495,173)   (3,223,016)    (1,045,027)
 Surrenders.........  (7,909,499) (7,558,538) (18,275,302) (22,626,398) (5,262,701)  (6,452,835) (123,904,520)  (138,599,147)

   Administrative
   expenses.........    (203,396)   (190,076)    (357,529)    (339,729)    (94,792)    (108,312)     (635,006)      (725,584)
 Capital
   contribution
   (withdrawal).....          --          --           --           --          --           --            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............    (181,700)   (853,572)   1,295,481   (8,814,374) (3,488,563)  (2,434,999)   19,683,128     24,345,446
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (8,270,628) (8,332,076) (18,289,483) (33,741,277) (9,396,630)  (9,228,212)  (92,182,181)   (95,605,851)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Increase
 (decrease) in
 net assets.........     939,031  (3,166,500)   2,435,530  (33,050,298) (4,594,071)  (8,232,715)    9,800,753   (142,832,911)
Net assets at
 beginning of
 year...............  63,441,802  66,608,302  148,250,504  181,300,802  41,381,100   49,613,815   985,186,301  1,128,019,212
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
Net assets at
 end of year........ $64,380,833  63,441,802  150,686,034  148,250,504  36,787,029   41,381,100   994,987,054    985,186,301
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============
Change in
 units (note
 5):
 Units
   purchased........     568,179     643,246    1,607,372      736,574     104,623      223,069     7,425,947      7,272,661
 Units redeemed.....    (854,259) (1,060,989)  (2,681,820)  (3,315,999)   (614,150)    (742,723)  (14,793,417)   (15,084,521)
                     -----------  ----------  -----------  -----------  ----------   ----------  ------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........    (286,080)   (417,743)  (1,074,448)  (2,579,425)   (509,527)    (519,654)   (7,367,470)    (7,811,860)
                     ===========  ==========  ===========  ===========  ==========   ==========  ============  =============

                     ----------------------------
                         TOTAL RETURN FUND --
                            CLASS 3 SHARES
                     ----------------------------

                     ----------------------------
                          2012           2011
                     -------------  -------------
Increase
 (decrease) in
 net assets
From
 operations:
 Net
   investment
   income
   (expense)........    (6,785,678)    (5,517,662)
 Net realized
   gain (loss)
   on
   investments......     2,129,595     (3,573,108)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   103,519,554    (44,735,319)
 Capital gain
   distribution.....            --             --
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     operations.....    98,863,471    (53,826,089)
                     -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    10,182,027     14,157,158
 Death benefits.....    (2,187,608)    (1,269,073)
 Surrenders.........   (89,082,909)   (81,635,942)

   Administrative
   expenses.........    (3,515,598)    (3,597,023)
 Capital
   contribution
   (withdrawal).....            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account),
   net..............   (30,878,175)   (26,386,494)
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets
     from
     capital
     transactions...  (115,482,263)   (98,731,374)
                     -------------  -------------
Increase
 (decrease) in
 net assets.........   (16,618,792)  (152,557,463)
Net assets at
 beginning of
 year............... 1,014,141,581  1,166,699,044
                     -------------  -------------
Net assets at
 end of year........   997,522,789  1,014,141,581
                     =============  =============
Change in
 units (note
 5):
 Units
   purchased........     3,389,693      5,741,981
 Units redeemed.....   (15,142,246)   (15,987,359)
                     -------------  -------------
 Net increase
   (decrease)
   in units
   from
   capital
   transactions
   with
   contract
   owners...........   (11,752,553)   (10,245,378)
                     =============  =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              GE INVESTMENTS FUNDS,
                                 INC. (CONTINUED)
                             -----------------------  -------------------------
                                                          GENWORTH CALAMOS
                               U.S. EQUITY FUND --         GROWTH FUND --
                                  CLASS 1 SHARES           SERVICE SHARES
                             -----------------------  ------------------------
                                    YEAR ENDED        PERIOD FROM
                                   DECEMBER 31,       JANUARY 1 TO  YEAR ENDED
                             -----------------------  JANUARY 27,  DECEMBER 31,
                                 2012        2011         2012         2011
                             -----------  ----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (85,034)   (249,313)     (24,938)    (345,559)
 Net realized gain
   (loss) on investments....     429,305      82,890      584,170    1,657,656
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,255,737  (1,099,501)     577,528   (5,084,483)
 Capital gain
   distribution.............          --          --           --    2,177,207
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     operations.............   3,600,008  (1,265,924)   1,136,760   (1,595,179)
                             -----------  ----------  -----------   ----------
From capital
 transactions (note 4):
 Net premiums...............     150,542     155,617        7,661      209,937
 Death benefits.............    (279,464)   (523,814)      (1,601)     (54,403)
 Surrenders.................  (3,145,560) (3,533,985)     (89,556)  (1,720,687)
 Administrative expenses....     (66,708)    (69,191)      (7,732)    (115,790)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,265,468) (1,455,107) (19,516,438)  (1,045,566)
                             -----------  ----------  -----------   ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,606,658) (5,426,480) (19,607,666)  (2,726,509)
                             -----------  ----------  -----------   ----------
Increase (decrease) in
 net assets.................  (1,006,650) (6,692,404) (18,470,906)  (4,321,688)
Net assets at beginning
 of year....................  26,806,067  33,498,471   18,470,906   22,792,594
                             -----------  ----------  -----------   ----------
Net assets at end of year... $25,799,417  26,806,067           --   18,470,906
                             ===========  ==========  ===========   ==========
Change in units (note 5):
 Units purchased............      66,881      96,331       30,203      649,466
 Units redeemed.............    (451,944)   (582,968)  (1,763,666)    (867,737)
                             -----------  ----------  -----------   ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (385,063)   (486,637)  (1,733,463)    (218,271)
                             ===========  ==========  ===========   ==========

                                       GENWORTH VARIABLE INSURANCE TRUST
                             -------------------------------------------------------------------------------
                                 GENWORTH DAVIS NY       GENWORTH EATON VANCE        GENWORTH ENHANCED
                                  VENTURE FUND --       LARGE CAP VALUE FUND --  INTERNATIONAL INDEX FUND --
                                  SERVICE SHARES            SERVICE SHARES            SERVICE SHARES
                             ------------------------  ------------------------  --------------------------
                             PERIOD FROM               PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                             JANUARY 27,  DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                 2012         2011         2012         2011         2012          2011
                             ------------ ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (8,358)    (64,166)      (56,070)    (171,961)      (4,559)       93,095
 Net realized gain
   (loss) on investments....   1,070,897       2,418     2,704,214      944,154   (2,845,066)       93,292
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (543,093)   (788,608)   (1,113,497)  (4,121,632)   2,942,287    (1,414,971)
 Capital gain
   distribution.............          --          --            --      675,045           --            --
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............     519,446    (850,356)    1,534,647   (2,674,394)      92,662    (1,228,584)
                             -----------   ---------   -----------   ----------   ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............       8,456     152,581        14,740      451,807       13,500        72,126
 Death benefits.............          --     (43,654)       (5,529)     (77,904)          --        (7,657)
 Surrenders.................     (10,306)   (455,442)     (181,790)  (3,312,527)      (5,548)     (436,507)
 Administrative expenses....      (2,456)    (56,098)      (18,417)    (243,355)        (888)      (20,837)
 Capital contribution
   (withdrawal).............  (3,031,641)     18,934            --           --   (6,623,311)       83,761
 Transfers between
   subaccounts
   (including fixed
   account), net............  (7,402,594)  2,511,978   (42,464,662)   1,394,023   (1,327,352)     (301,435)
                             -----------   ---------   -----------   ----------   ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions... (10,438,541)  2,128,299   (42,655,658)  (1,787,956)  (7,943,599)     (610,549)
                             -----------   ---------   -----------   ----------   ----------    ----------
Increase (decrease) in
 net assets.................  (9,919,095)  1,277,943   (41,121,011)  (4,462,350)  (7,850,937)   (1,839,133)
Net assets at beginning
 of year....................   9,919,095   8,641,152    41,121,011   45,583,361    7,850,937     9,690,070
                             -----------   ---------   -----------   ----------   ----------    ----------
Net assets at end of year...          --   9,919,095            --   41,121,011           --     7,850,937
                             ===========   =========   ===========   ==========   ==========    ==========
Change in units (note 5):
 Units purchased............      21,285     629,510        13,696      889,919        3,246       129,663
 Units redeemed.............    (765,385)   (440,843)   (4,749,430)  (1,062,927)    (408,694)     (182,433)
                             -----------   ---------   -----------   ----------   ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (744,100)    188,667    (4,735,734)    (173,008)    (405,448)      (52,770)
                             ===========   =========   ===========   ==========   ==========    ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                             --------------------------------------------------------------------------------
                                                            GENWORTH LEGG MASON
                               GENWORTH GOLDMAN SACHS     CLEARBRIDGE AGGRESSIVE         GENWORTH PIMCO
                              ENHANCED CORE BOND INDEX        GROWTH FUND --           STOCKSPLUS FUND --
                               FUND -- SERVICE SHARES         SERVICE SHARES             SERVICE SHARES
                             --------------------------  ------------------------  -------------------------
                              PERIOD FROM                PERIOD FROM               PERIOD FROM
                              JANUARY 1 TO   YEAR ENDED  JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO   YEAR ENDED
                              JANUARY 27,   DECEMBER 31, JANUARY 27,  DECEMBER 31, JANUARY 27,   DECEMBER 31,
                                  2012          2011         2012         2011         2012          2011
                             -------------  ------------ ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    (184,708)     270,334      (54,200)    (756,220)     (211,935)   1,216,203
 Net realized gain
   (loss) on investments....      (297,093)     130,000    2,169,952    1,101,186      (158,643)   3,230,021
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    (1,312,998)   6,393,868      533,830   (2,617,264)    6,788,757  (15,490,312)
 Capital gain
   distribution.............            --           --           --    2,733,689            --   12,346,986
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     operations.............    (1,794,799)   6,794,202    2,649,582      461,391     6,418,179    1,302,898
                             -------------  -----------  -----------   ----------  ------------  -----------
From capital
 transactions (note 4):
 Net premiums...............        48,243    1,423,816       14,725      422,841        59,049    1,590,609
 Death benefits.............       (18,311)    (279,276)      (5,473)     (88,631)        5,245     (328,589)
 Surrenders.................      (702,316) (11,395,384)    (180,599)  (3,368,376)     (714,586) (12,329,861)
 Administrative expenses....       (60,704)    (869,675)     (17,887)    (239,856)      (69,819)    (938,758)
 Capital contribution
   (withdrawal).............            --           --           --           --            --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (135,301,327)  (8,548,332) (41,563,859)  (2,342,144) (160,286,291)  (8,094,316)
                             -------------  -----------  -----------   ----------  ------------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (136,034,415) (19,668,851) (41,753,093)  (5,616,166) (161,006,402) (20,100,915)
                             -------------  -----------  -----------   ----------  ------------  -----------
Increase (decrease) in
 net assets.................  (137,829,214) (12,874,649) (39,103,511)  (5,154,775) (154,588,223) (18,798,017)
Net assets at beginning
 of year....................   137,829,214  150,703,863   39,103,511   44,258,286   154,588,223  173,386,240
                             -------------  -----------  -----------   ----------  ------------  -----------
Net assets at end of year... $          --  137,829,214           --   39,103,511            --  154,588,223
                             =============  ===========  ===========   ==========  ============  ===========
Change in units (note 5):
 Units purchased............       288,863    2,611,345        7,041      850,443        33,207    1,860,664
 Units redeemed.............   (11,588,786)  (4,242,109)  (3,287,764)  (1,286,597)  (12,943,309)  (3,457,302)
                             -------------  -----------  -----------   ----------  ------------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (11,299,923)  (1,630,764)  (3,280,723)    (436,154)  (12,910,102)  (1,596,638)
                             =============  ===========  ===========   ==========  ============  ===========

                                                            GOLDMAN SACHS
                                                         VARIABLE INSURANCE
                                                                TRUST
                             ------------------------- ----------------------

                                GENWORTH PYRAMIS(R)      GOLDMAN SACHS LARGE
                                SMALL/MID CAP CORE        CAP VALUE FUND --
                              FUND -- SERVICE SHARES    INSTITUTIONAL SHARES
                             ------------------------  ----------------------
                             PERIOD FROM
                             JANUARY 1 TO       YEAR ENDED DECEMBER 31,
                             JANUARY 27,  -----------------------------------
                                 2012         2011        2012        2011
                             ------------ -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (54,306)    (568,227)    (14,666)    (35,981)
 Net realized gain
   (loss) on investments....  (2,576,149)   2,309,596     (42,195)   (125,218)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   4,810,418  (13,143,039)  1,414,193    (803,153)
 Capital gain
   distribution.............          --    8,185,773     229,612          --
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   2,179,963   (3,215,897)  1,586,944    (964,352)
                             -----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      14,770      388,466         168      13,769
 Death benefits.............      (5,191)     (78,905)   (141,587)    (86,293)
 Surrenders.................    (181,507)  (3,341,878) (1,032,835) (1,281,750)
 Administrative expenses....     (18,124)    (238,382)    (16,020)    (17,241)
 Capital contribution
   (withdrawal).............          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (41,432,562)     759,913    (716,978)   (450,616)
                             -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (41,622,614)  (2,510,786) (1,907,252) (1,822,131)
                             -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................. (39,442,651)  (5,726,683)   (320,308) (2,786,483)
Net assets at beginning
 of year....................  39,442,651   45,169,334   9,728,378  12,514,861
                             -----------  -----------  ----------  ----------
Net assets at end of year...          --   39,442,651   9,408,070   9,728,378
                             ===========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      12,163    1,269,926      29,872      69,797
 Units redeemed.............  (4,189,661)  (1,442,737)   (209,972)   (248,395)
                             -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (4,177,498)    (172,811)   (180,100)   (178,598)
                             ===========  ===========  ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                              (CONTINUED)
                             --------------------------------------------  ---------------------

                                                       GOLDMAN SACHS MONEY  JPMORGAN INSURANCE
                               GOLDMAN SACHS MID CAP     MARKET FUND --       TRUST CORE BOND
                                    VALUE FUND           SERVICE SHARES    PORTFOLIO -- CLASS 1
                             ------------------------  ------------------- --------------------
                                    YEAR ENDED             PERIOD FROM
                                   DECEMBER 31,            AUGUST 3 TO
                             ------------------------     DECEMBER 31,     ---------------------
                                 2012         2011            2012            2012       2011
                             -----------  -----------  ------------------- ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (204,627)    (496,667)      (1,312,265)      146,574    210,331
 Net realized gain
   (loss) on investments....     931,085      529,647               --        76,987     57,387
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   7,785,914   (4,909,242)              --       (50,258)    37,064
 Capital gain
   distribution.............          --           --               --            --         --
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   8,512,372   (4,876,262)      (1,312,265)      173,303    304,782
                             -----------  -----------      -----------     ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............     122,708       97,854          576,467            --         --
 Death benefits.............    (751,484)    (431,475)     (38,187,419)           --         --
 Surrenders.................  (7,225,620)  (8,907,763)     (30,263,042)     (805,810)  (472,070)
 Administrative expenses....     (91,603)     (99,807)        (214,899)       (7,453)    (7,944)
 Capital contribution
   (withdrawal).............          --           --               --            --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (422,926)  (1,268,639)     271,010,143       (87,108)  (210,464)
                             -----------  -----------      -----------     ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,368,925) (10,609,830)     202,921,250      (900,371)  (690,478)
                             -----------  -----------      -----------     ---------  ---------
Increase (decrease) in
 net assets.................     143,447  (15,486,092)     201,608,985      (727,068)  (385,696)
Net assets at beginning
 of year....................  53,592,062   69,078,154               --     5,280,101  5,665,797
                             -----------  -----------      -----------     ---------  ---------
Net assets at end of year... $53,735,509   53,592,062      201,608,985     4,553,033  5,280,101
                             ===========  ===========      ===========     =========  =========
Change in units (note 5):
 Units purchased............     187,976      433,125       32,291,069        46,317     57,109
 Units redeemed.............    (554,868)    (910,206)     (12,001,042)     (112,854)  (110,104)
                             -----------  -----------      -----------     ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (366,892)    (477,081)      20,290,027       (66,537)   (52,995)
                             ===========  ===========      ===========     =========  =========

                                    JPMORGAN INSURANCE TRUST
                             ---------------------------------------------------------------
                                                       JPMORGAN              JPMORGAN
                              JPMORGAN INSURANCE    INSURANCE TRUST      INSURANCE TRUST
                              TRUST EQUITY INDEX   INTERNATIONAL EQUITY  INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             --------------------  -------------------  -------------------

                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------
                                2012       2011      2012       2011      2012       2011
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,029)    (4,737)     235        108     (8,410)   (5,486)
 Net realized gain
   (loss) on investments....   142,621     45,122    2,007     13,338     35,525    17,670
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    94,245    (36,911)  12,699    (23,276)    63,849   (12,011)
 Capital gain
   distribution.............        --         --       --         --         --        --
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     operations.............   235,837      3,474   14,941     (9,830)    90,964       173
                             ---------  ---------   -------   -------   --------   -------
From capital
 transactions (note 4):
 Net premiums...............        --         --       --         --         --        --
 Death benefits.............        --         --       --         --         --        --
 Surrenders.................  (257,854)  (137,301)  (6,576)    (7,080)  (147,145)  (32,352)
 Administrative expenses....    (2,143)    (2,504)    (480)      (421)      (692)     (518)
 Capital contribution
   (withdrawal).............        --         --       --         --         --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (550,461)    14,812   (6,797)    (9,917)   151,200    50,228
                             ---------  ---------   -------   -------   --------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (810,458)  (124,993) (13,853)   (17,418)     3,363    17,358
                             ---------  ---------   -------   -------   --------   -------
Increase (decrease) in
 net assets.................  (574,621)  (121,519)   1,088    (27,248)    94,327    17,531
Net assets at beginning
 of year.................... 2,155,941  2,277,460   81,992    109,240    578,348   560,817
                             ---------  ---------   -------   -------   --------   -------
Net assets at end of year... 1,581,320  2,155,941   83,080     81,992    672,675   578,348
                             =========  =========   =======   =======   ========   =======
Change in units (note 5):
 Units purchased............    17,099     29,132      680      7,735     22,368    14,892
 Units redeemed.............   (96,773)   (41,318)  (1,628)    (8,758)   (21,089)  (13,213)
                             ---------  ---------   -------   -------   --------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (79,674)   (12,186)    (948)    (1,023)     1,279     1,679
                             =========  =========   =======   =======   ========   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         JPMORGAN INSURANCE TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------
                                  JPMORGAN            JPMORGAN             JPMORGAN            JPMORGAN
                               INSURANCE TRUST     INSURANCE TRUST      INSURANCE TRUST     INSURANCE TRUST
                              INTREPID MID CAP     MID CAP GROWTH        MID CAP VALUE      SMALL CAP CORE
                             PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                             ------------------   -------------------  -------------------  -------------------
                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------
                                2012       2011     2012       2011      2012       2011     2012       2011
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (5,941)   (6,161) (10,118)   (10,315)     (735)      (338)    (527)      (389)
 Net realized gain
   (loss) on investments....    24,881    17,253   35,162     29,357    15,008     27,792    1,356        943
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    53,908   (23,075)  40,996    (54,281)    5,065    (24,264)   3,659     (2,423)
 Capital gain
   distribution.............        --        --    6,322         --        --         --       --         --
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     operations.............    72,848   (11,983)  72,362    (35,239)   19,338      3,190    4,488     (1,869)
                             ---------   -------   -------   -------    -------   -------    ------     ------
From capital
 transactions (note 4):
 Net premiums...............        --        --       --         --        --         --       --         --
 Death benefits.............        --        --       --         --        --         --       --         --
 Surrenders.................   (88,749)  (34,868) (73,590)   (32,272)  (40,533)   (27,801)  (2,632)    (2,855)
 Administrative expenses....      (528)     (509)    (512)      (487)     (378)      (364)     (24)       (47)
 Capital contribution
   (withdrawal).............        --        --       --         --        --         --       --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (22,063)   17,673  (16,674)    35,542     7,703    (13,128)  20,086          1
                             ---------   -------   -------   -------    -------   -------    ------     ------
    Increase (decrease)
     in net assets from
     capital transactions...  (111,340)  (17,704) (90,776)     2,783   (33,208)   (41,293)  17,430     (2,901)
                             ---------   -------   -------   -------    -------   -------    ------     ------
Increase (decrease) in
 net assets.................   (38,492)  (29,687) (18,414)   (32,456)  (13,870)   (38,103)  21,918     (4,770)
Net assets at beginning
 of year....................   545,467   575,154  516,454    548,910   117,780    155,883   25,400     30,170
                             ---------   -------   -------   -------    -------   -------    ------     ------
Net assets at end of year... $ 506,975   545,467  498,040    516,454   103,910    117,780   47,318     25,400
                             =========   =======   =======   =======    =======   =======    ======     ======
Change in units (note 5):
 Units purchased............     5,046    12,100    7,207     13,146       818      3,857    1,492         --
 Units redeemed.............   (15,726)  (13,188) (15,052)   (12,041)   (2,721)    (6,328)    (524)      (192)
                             ---------   -------   -------   -------    -------   -------    ------     ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (10,680)   (1,088)  (7,845)     1,105    (1,903)    (2,471)     968       (192)
                             =========   =======   =======   =======    =======   =======    ======     ======

                             --------------------
                                   JPMORGAN
                                INSURANCE TRUST
                                  U.S. EQUITY
                             PORTFOLIO -- CLASS 1
                             --------------------

                             --------------------
                                2012       2011
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (7,338)   (17,135)
 Net realized gain
   (loss) on investments....   139,255     38,363
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   137,623    (98,045)
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   269,540    (76,817)
                             ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............        --         --
 Death benefits.............        --         --
 Surrenders.................  (274,088)  (128,856)
 Administrative expenses....    (1,626)    (1,947)
 Capital contribution
   (withdrawal).............        --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (653,176)   166,804
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (928,890)    36,001
                             ---------  ---------
Increase (decrease) in
 net assets.................  (659,350)   (40,816)
Net assets at beginning
 of year.................... 2,160,636  2,201,452
                             ---------  ---------
Net assets at end of year... 1,501,286  2,160,636
                             =========  =========
Change in units (note 5):
 Units purchased............    12,316     38,324
 Units redeemed.............   (92,504)   (34,661)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (80,188)     3,663
                             =========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                  JANUS ASPEN SERIES
                             -----------------------------------------------------------------------------

                               BALANCED PORTFOLIO --      BALANCED PORTFOLIO --   ENTERPRISE PORTFOLIO --
                                INSTITUTIONAL SHARES         SERVICE SHARES         INSTITUTIONAL SHARES
                             -------------------------  ------------------------  -----------------------
                                                                                YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------
                                 2012          2011         2012         2011        2012         2011
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  1,338,706    1,055,975      917,655      496,032    (725,781)    (804,799)
 Net realized gain
   (loss) on investments....    1,951,943    2,724,176    2,100,104    3,298,405   2,528,678    2,726,970
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    1,019,638   (8,988,103)   2,318,133  (11,802,930)  5,517,523   (3,294,601)
 Capital gain
   distribution.............    7,284,021    5,704,206    9,219,108    7,494,089          --           --
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   11,594,308      496,254   14,555,000     (514,404)  7,320,420   (1,372,430)
                             ------------  -----------  -----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       77,766      378,142      798,599    1,691,116     101,192       88,503
 Death benefits.............   (2,276,886)  (2,211,263)    (770,659)    (784,163)   (653,033)    (545,265)
 Surrenders.................  (13,710,346) (15,054,896) (16,891,883) (21,025,961) (5,558,412)  (6,627,388)
 Administrative expenses....     (164,447)    (176,806)    (459,419)    (476,423)    (88,076)     (92,966)
 Capital contribution
   (withdrawal).............           --           --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     (231,036)    (448,366)  (1,586,379)  (4,895,567) (1,146,663)  (3,077,722)
                             ------------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (16,304,949) (17,513,189) (18,909,741) (25,490,998) (7,344,992) (10,254,838)
                             ------------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................   (4,710,641) (17,016,935)  (4,354,741) (26,005,402)    (24,572) (11,627,268)
Net assets at beginning
 of year....................  101,966,693  118,983,628  133,861,017  159,866,419  49,327,588   60,954,856
                             ------------  -----------  -----------  -----------  ----------  -----------
Net assets at end of year... $ 97,256,052  101,966,693  129,506,276  133,861,017  49,303,016   49,327,588
                             ============  ===========  ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............      137,048      200,500      777,553    1,085,921      87,533       59,835
 Units redeemed.............     (781,475)    (945,052)  (2,110,127)  (2,979,050)   (370,912)    (566,478)
                             ------------  -----------  -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (644,427)    (744,552)  (1,332,574)  (1,893,129)   (283,379)    (506,643)
                             ============  ===========  ===========  ===========  ==========  ===========

                             -----------------------------------------------
                                                            FLEXIBLE
                             ENTERPRISE PORTFOLIO --    BOND PORTFOLIO --
                                 SERVICE SHARES       INSTITUTIONAL SHARES
                             ----------------------  ----------------------

                             -----------------------------------------------
                                2012        2011        2012        2011
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (76,854)    (96,643)    441,968     535,571
 Net realized gain
   (loss) on investments....    399,734     705,415      90,160     150,279
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    382,029    (787,024)    505,410    (816,382)
 Capital gain
   distribution.............         --          --     417,776   1,325,047
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    704,909    (178,252)  1,455,314   1,194,515
                             ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     21,759     156,494      30,730      10,304
 Death benefits.............   (172,823)   (208,068)   (334,657)   (303,019)
 Surrenders................. (1,143,895) (1,413,845) (2,651,129) (3,116,582)
 Administrative expenses....     (6,874)     (8,187)    (32,875)    (33,116)
 Capital contribution
   (withdrawal).............         --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (72,338)    (56,051)  1,037,380    (312,032)
                             ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,374,171) (1,529,657) (1,950,551) (3,754,445)
                             ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................   (669,262) (1,707,909)   (495,237) (2,559,930)
Net assets at beginning
 of year....................  5,081,582   6,789,491  22,216,892  24,776,822
                             ----------  ----------  ----------  ----------
Net assets at end of year...  4,412,320   5,081,582  21,721,655  22,216,892
                             ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     29,559     245,736     101,930     122,829
 Units redeemed.............   (210,663)   (448,849)   (187,934)   (298,299)
                             ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (181,104)   (203,113)    (86,004)   (175,470)
                             ==========  ==========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ---------------------------------------------------------------------------------------------------
                                                                                   GLOBAL TECHNOLOGY
                                FORTY PORTFOLIO --        FORTY PORTFOLIO --         PORTFOLIO --          JANUS PORTFOLIO --
                               INSTITUTIONAL SHARES         SERVICE SHARES          SERVICE SHARES        INSTITUTIONAL SHARES
                             ------------------------  -----------------------  ----------------------  -----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012         2011        2012         2011        2012        2011        2012         2011
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (338,664)    (512,589)   (610,551)    (701,319)    (91,512)   (109,901)   (455,007)    (480,611)
 Net realized gain
   (loss) on investments....   2,522,847    2,176,136   2,878,116    1,550,345     361,105     720,245   1,414,634    1,405,826
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   6,363,791   (5,227,894)  7,853,209   (4,774,532)    732,836  (1,335,648)  6,236,024   (4,511,335)
 Capital gain
   distribution.............          --           --          --           --          --          --     875,627           --
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,547,974   (3,564,347) 10,120,774   (3,925,506)  1,002,429    (725,304)  8,071,278   (3,586,120)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      95,138      115,417     322,519      545,119      53,786       7,785     111,609      262,335
 Death benefits.............  (1,190,902)  (1,183,951)   (324,170)    (369,180)   (246,715)   (124,572)   (778,536)  (1,227,408)
 Surrenders.................  (5,044,863)  (5,716,374) (5,600,718)  (5,283,383)   (784,835)   (958,244) (5,323,534)  (7,335,592)
 Administrative expenses....     (76,306)     (81,185)   (260,780)    (228,191)    (12,651)    (14,920)    (91,861)     (98,545)
 Capital contribution
   (withdrawal).............          --           --          --           --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (770,197)  (2,754,618)  4,382,219   (1,199,849)   (274,523)   (279,534) (1,612,623)  (2,028,660)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,987,130)  (9,620,711) (1,480,930)  (6,535,484) (1,264,938) (1,369,485) (7,694,945) (10,427,870)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   1,560,844  (13,185,058)  8,639,844  (10,460,990)   (262,509) (2,094,789)    376,333  (14,013,990)
Net assets at beginning
 of year....................  39,819,375   53,004,433  44,050,341   54,511,331   6,061,136   8,155,925  49,567,914   63,581,904
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
Net assets at end of year... $41,380,219   39,819,375  52,690,185   44,050,341   5,798,627   6,061,136  49,944,247   49,567,914
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     110,032       54,845   1,625,216      823,827      83,377     459,995      50,297       72,646
 Units redeemed.............    (443,450)    (543,983) (1,668,496)  (1,357,995)   (327,329)   (741,624)   (526,482)    (798,056)
                             -----------  -----------  ----------  -----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (333,418)    (489,138)    (43,280)    (534,168)   (243,952)   (281,629)   (476,185)    (725,410)
                             ===========  ===========  ==========  ===========  ==========  ==========  ==========  ===========

                             ----------------------

                               JANUS PORTFOLIO --
                                 SERVICE SHARES
                             ---------------------

                             ----------------------
                                2012       2011
                             ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (46,853)    (53,134)
 Net realized gain
   (loss) on investments....   204,798     203,440
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   420,847    (458,334)
 Capital gain
   distribution.............    70,561          --
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   649,353    (308,028)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    22,250      56,555
 Death benefits.............  (117,501)      3,961
 Surrenders.................  (738,733)   (991,737)
 Administrative expenses....    (7,012)     (7,103)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (83,807)     (4,954)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (924,803)   (943,278)
                             ---------  ----------
Increase (decrease) in
 net assets.................  (275,450) (1,251,306)
Net assets at beginning
 of year.................... 4,114,769   5,366,075
                             ---------  ----------
Net assets at end of year... 3,839,319   4,114,769
                             =========  ==========
Change in units (note 5):
 Units purchased............     6,215      22,465
 Units redeemed.............  (130,063)   (160,344)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (123,848)   (137,879)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                               JANUS ASPEN SERIES (CONTINUED)
                             -------------------------------------------------------------------------------------------------



                               OVERSEAS PORTFOLIO --    OVERSEAS PORTFOLIO --   WORLDWIDE PORTFOLIO --  WORLDWIDE PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ----------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2012         2011        2012        2011        2012         2011        2012        2011
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (408,683)    (771,935)    (66,371)   (137,494)   (289,651)    (522,219)    (40,106)    (64,988)
 Net realized gain
   (loss) on investments....  (1,159,223)   3,331,925     449,850   1,733,836    (528,194)    (182,014)      7,372      78,097
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,862,123  (32,440,193)   (353,367) (6,053,011)  9,555,650   (8,581,122)    817,463    (934,911)
 Capital gain
   distribution.............   5,557,944      760,924     732,292     118,501          --           --          --          --
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   5,852,161  (29,119,279)    762,404  (4,338,168)  8,737,805   (9,285,355)    784,729    (921,802)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      33,157      253,581          --          --      72,847      103,111      26,163       7,882
 Death benefits.............    (729,306)  (1,105,390)   (174,004)   (181,526) (1,010,564)    (821,341)   (177,794)    (72,501)
 Surrenders.................  (5,613,791)  (9,250,554) (1,201,597) (2,360,253) (5,817,564)  (7,413,905)   (770,895)   (869,363)
 Administrative expenses....     (80,873)    (104,493)    (15,726)    (28,510)    (81,582)     (95,623)     (7,111)     (8,613)
 Capital contribution
   (withdrawal).............          --           --          --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,846,141)  (6,010,104)   (698,726) (1,465,494) (1,225,862)  (1,933,077)   (234,685)     20,139
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (9,236,954) (16,216,960) (2,090,053) (4,035,783) (8,062,725) (10,160,835) (1,164,322)   (922,456)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,384,793) (45,336,239) (1,327,649) (8,373,951)    675,080  (19,446,190)   (379,593) (1,844,258)
Net assets at beginning
 of year....................  53,699,203   99,035,442   7,619,356  15,993,307  51,192,330   70,638,520   4,955,506   6,799,764
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year... $50,314,410   53,699,203   6,291,707   7,619,356  51,867,410   51,192,330   4,575,913   4,955,506
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............     118,300      154,544       2,344       1,915      91,003       54,114      38,469      89,531
 Units redeemed.............    (456,847)    (640,845)   (145,409)   (231,193)   (511,244)    (615,625)   (232,644)   (234,438)
                             -----------  -----------  ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (338,547)    (486,301)   (143,065)   (229,278)   (420,241)    (561,511)   (194,175)   (144,907)
                             ===========  ===========  ==========  ==========  ==========  ===========  ==========  ==========

                              LEGG MASON PARTNERS
                             VARIABLE EQUITY TRUST
                             ---------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                               AGGRESSIVE GROWTH
                                  PORTFOLIO --
                                    CLASS II
                             ---------------------

                             ----------------------
                                2012        2011
                             ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (79,282)   (93,633)
 Net realized gain
   (loss) on investments....    402,998    276,400
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    350,379   (377,650)
 Capital gain
   distribution.............    183,461         --
                             ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............    857,556   (194,883)
                             ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      3,285     10,947
 Death benefits.............     11,252    (14,749)
 Surrenders.................   (770,640)  (857,175)
 Administrative expenses....    (16,372)   (15,940)
 Capital contribution
   (withdrawal).............         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (667,991)   604,301
                             ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... (1,440,466)  (272,616)
                             ----------  ---------
Increase (decrease) in
 net assets.................   (582,910)  (467,499)
Net assets at beginning
 of year....................  5,388,306  5,855,805
                             ----------  ---------
Net assets at end of year...  4,805,396  5,388,306
                             ==========  =========
Change in units (note 5):
 Units purchased............     40,291    182,045
 Units redeemed.............   (131,801)  (226,442)
                             ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (91,510)   (44,397)
                             ==========  =========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                 LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                             --------------------------------------------------------------------------------------------
                                   LEGG MASON             LEGG MASON             LEGG MASON              LEGG MASON
                              CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
                                 EQUITY INCOME          EQUITY INCOME        FUNDAMENTAL ALL CAP       LARGE CAP VALUE
                              BUILDER PORTFOLIO --   BUILDER PORTFOLIO --    VALUE PORTFOLIO --         PORTFOLIO --
                                    CLASS I                CLASS II                CLASS I                 CLASS I
                             ---------------------  ---------------------  ----------------------  ----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                2012        2011       2012       2011        2012        2011        2012        2011
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   87,843     91,689     51,793      69,927       1,222     (28,575)     79,004      76,979
 Net realized gain
   (loss) on investments....    (39,060)  (157,290)   (74,539)   (303,883)    (67,341)   (128,573)    295,310     134,892
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    603,679    372,324    819,220     652,047     870,061    (415,543)  1,024,951     173,676
 Capital gain
   distribution.............         --         --         --          --          --          --       9,895          --
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    652,462    306,723    796,474     418,091     803,942    (572,691)  1,409,160     385,547
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     13,600     61,341     30,000      40,400     202,923      36,357       2,610      13,540
 Death benefits.............     19,461     (5,493)     3,037     (13,325)     (4,827)    (90,684)     81,980     (99,577)
 Surrenders.................   (985,046)  (613,706)  (932,711)   (874,240)   (608,474)   (831,959) (1,150,109)   (977,133)
 Administrative expenses....    (11,028)    (8,579)    (9,364)     (8,395)    (24,381)    (25,966)    (16,974)    (17,600)
 Capital contribution
   (withdrawal).............         --         --         --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,238,488    684,816    161,781    (414,167)   (696,354)   (701,401)   (132,398)   (172,916)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    275,475    118,379   (747,257) (1,269,727) (1,131,113) (1,613,653) (1,214,891) (1,253,686)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................    927,937    425,102     49,217    (851,636)   (327,171) (2,186,344)    194,269    (868,139)
Net assets at beginning
 of year....................  5,086,218  4,661,116  7,131,310   7,982,946   6,578,458   8,764,802  10,002,896  10,871,035
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $6,014,155  5,086,218  7,180,527   7,131,310   6,251,287   6,578,458  10,197,165  10,002,896
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............    185,832    111,036    118,281     114,649      48,604      56,441      57,200      67,200
 Units redeemed.............   (157,830)   (96,962)  (199,594)   (260,977)   (180,933)   (246,305)   (134,229)   (150,506)
                             ----------  ---------  ---------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     28,002     14,074    (81,313)   (146,328)   (132,329)   (189,864)    (77,029)    (83,306)
                             ==========  =========  =========  ==========  ==========  ==========  ==========  ==========

                               LEGG MASON PARTNERS
                              VARIABLE INCOME TRUST
                             ----------------------

                                  WESTERN ASSET
                               VARIABLE STRATEGIC
                                BOND PORTFOLIO --
                                     CLASS I
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    185,430     295,524
 Net realized gain
   (loss) on investments....    141,257      54,769
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    560,550     382,928
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    887,237     733,221
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............        150         475
 Death benefits.............   (183,520)   (166,667)
 Surrenders................. (1,175,877) (1,869,410)
 Administrative expenses....    (22,847)    (21,841)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    775,856   1,046,927
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (606,238) (1,010,516)
                             ----------  ----------
Increase (decrease) in
 net assets.................    280,999    (277,295)
Net assets at beginning
 of year.................... 14,295,126  14,572,421
                             ----------  ----------
Net assets at end of year... 14,576,125  14,295,126
                             ==========  ==========
Change in units (note 5):
 Units purchased............    115,816     153,085
 Units redeemed.............   (149,545)   (220,453)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (33,729)    (67,368)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      MFS(R) VARIABLE INSURANCE TRUST
                             ---------------------------------------------------------------------------------------------
                                 MFS(R) INVESTORS        MFS(R) INVESTORS      MFS(R) NEW DISCOVERY   MFS(R) STRATEGIC
                              GROWTH STOCK SERIES --      TRUST SERIES --            SERIES --        INCOME SERIES --
                               SERVICE CLASS SHARES    SERVICE CLASS SHARES    SERVICE CLASS SHARES   SERVICE CLASS SHARES
                             -----------------------  ----------------------  ----------------------  -------------------
                                                                          YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012      2011
                             -----------  ----------  ----------  ----------  ----------  ----------   -------   ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (123,862)   (137,062)    (65,310)    (74,470)   (334,452)   (454,013)   3,311     3,080
 Net realized gain
   (loss) on investments....     521,529     481,041     375,025     377,639     338,857   2,060,421    1,314       288
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     462,124    (441,308)    896,813    (608,440)  1,905,874  (8,519,721)   2,208    (1,039)
 Capital gain
   distribution.............     442,360          --          --          --   2,017,835   3,452,411       --        --
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     operations.............   1,302,151     (97,329)  1,206,528    (305,271)  3,928,114  (3,460,902)   6,833     2,329
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
From capital
 transactions (note 4):
 Net premiums...............      20,030      35,731      20,626     138,873     190,925     227,110       --        --
 Death benefits.............    (134,232)    (31,981)   (103,774)   (131,736)   (221,719)   (114,720)      --        --
 Surrenders.................  (1,432,988) (1,442,184) (1,251,059) (1,781,891) (3,426,093) (4,620,936) (12,020)     (761)
 Administrative expenses....     (18,824)    (21,863)    (16,683)    (18,352)    (50,241)    (67,186)    (245)     (240)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (532,843)   (426,330)   (420,971)   (327,952) (2,185,245)   (236,692)     206      (478)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,098,857) (1,886,627) (1,771,861) (2,121,058) (5,692,373) (4,812,424) (12,059)   (1,479)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Increase (decrease) in
 net assets.................    (796,706) (1,983,956)   (565,333) (2,426,329) (1,764,259) (8,273,326)  (5,226)      850
Net assets at beginning
 of year....................   9,467,816  11,451,772   7,829,993  10,256,322  22,863,848  31,137,174   77,864    77,014
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
Net assets at end of year... $ 8,671,110   9,467,816   7,264,660   7,829,993  21,099,589  22,863,848   72,638    77,864
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======
Change in units (note 5):
 Units purchased............      32,248      91,731      16,047      51,837     508,445     658,123      137       717
 Units redeemed.............    (253,154)   (310,816)   (179,297)   (255,887)   (893,704) (1,029,940)    (945)     (823)
                             -----------  ----------  ----------  ----------  ----------  ----------   -------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (220,906)   (219,085)   (163,250)   (204,050)   (385,259)   (371,817)    (808)     (106)
                             ===========  ==========  ==========  ==========  ==========  ==========   =======    ======

                             ------------------------
                                   MFS(R) TOTAL
                                 RETURN SERIES --
                               SERVICE CLASS SHARES
                             -----------------------

                             ------------------------
                                2012         2011
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    375,723      265,618
 Net realized gain
   (loss) on investments....    570,996     (111,352)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  4,395,225     (306,671)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  5,341,944     (152,405)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    426,333      258,406
 Death benefits.............    (49,991)    (361,985)
 Surrenders................. (8,894,766)  (8,578,166)
 Administrative expenses....   (194,991)    (192,100)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    715,212   (3,138,666)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (7,998,203) (12,012,511)
                             ----------  -----------
Increase (decrease) in
 net assets................. (2,656,259) (12,164,916)
Net assets at beginning
 of year.................... 63,218,602   75,383,518
                             ----------  -----------
Net assets at end of year... 60,562,343   63,218,602
                             ==========  ===========
Change in units (note 5):
 Units purchased............    534,764      642,120
 Units redeemed............. (1,225,735)  (1,777,741)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (690,971)  (1,135,621)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 MFS(R) VARIABLE
                                 INSURANCE TRUST
                                   (CONTINUED)                                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -----------------------  -----------------------------------------------------------------------
                                 MFS(R) UTILITIES      OPPENHEIMER BALANCED    OPPENHEIMER BALANCED     OPPENHEIMER CAPITAL
                                    SERIES --               FUND/VA --          FUND/VA -- SERVICE    APPRECIATION FUND/VA --
                               SERVICE CLASS SHARES     NON-SERVICE SHARES            SHARES            NON-SERVICE SHARES
                             -----------------------  ----------------------  ----------------------  ----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012        2011        2012        2011
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,343,565     440,962      (9,497)    168,240    (246,947)     65,135    (269,825)   (400,598)
 Net realized gain
   (loss) on investments....     816,795     945,299    (467,465)   (766,899)   (852,612) (1,391,477)  1,194,760   1,071,619
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........     881,721     264,981   2,076,179     512,047   4,234,091     807,429   3,358,954  (1,538,709)
 Capital gain
   distribution.............          --          --          --          --          --          --          --          --
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,042,081   1,651,242   1,599,217     (86,612)  3,134,532    (518,913)  4,283,889    (867,688)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     208,812     267,302       2,224      56,690     286,382     169,348      51,105      35,045
 Death benefits.............    (253,189)   (536,738)   (118,032)   (222,907)       (958)    (95,449)   (388,811)   (270,001)
 Surrenders.................  (4,084,971) (4,671,931) (1,968,035) (2,129,154) (4,790,234) (4,608,710) (3,693,408) (4,520,382)
 Administrative expenses....     (77,360)    (83,363)    (23,488)    (25,719)    (89,873)    (90,411)    (52,422)    (55,870)
 Capital contribution
   (withdrawal).............          --          --          --          --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (2,748,768)    161,171    (368,881)   (146,395) (1,122,177)   (874,278)   (847,499) (1,450,988)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,955,476) (4,863,559) (2,476,212) (2,467,485) (5,716,860) (5,499,500) (4,931,035) (6,262,196)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................  (3,913,395) (3,212,317)   (876,995) (2,554,097) (2,582,328) (6,018,413)   (647,146) (7,129,884)
Net assets at beginning
 of year....................  30,051,477  33,263,794  15,912,425  18,466,522  33,312,155  39,330,568  35,089,187  42,219,071
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of year... $26,138,082  30,051,477  15,035,430  15,912,425  30,729,827  33,312,155  34,442,041  35,089,187
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............     124,193     331,714      43,579      36,750     410,734     467,943     110,419     209,267
 Units redeemed.............    (488,894)   (585,464)   (171,471)   (147,335) (1,040,247) (1,123,830)   (300,987)   (426,393)
                             -----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (364,701)   (253,750)   (127,892)   (110,585)   (629,513)   (655,887)   (190,568)   (217,126)
                             ===========  ==========  ==========  ==========  ==========  ==========  ==========  ==========



                             -----------------------
                               OPPENHEIMER CAPITAL
                              APPRECIATION FUND/VA
                                -- SERVICE SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (81,894)   (113,360)
 Net realized gain
   (loss) on investments....    362,815     237,035
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........    530,590    (310,883)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    811,511    (187,208)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     10,203      20,471
 Death benefits.............     (8,766)    (29,623)
 Surrenders................. (1,233,231) (1,295,318)
 Administrative expenses....    (30,032)    (30,968)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (471,641)   (369,767)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,733,467) (1,705,205)
                             ----------  ----------
Increase (decrease) in
 net assets.................   (921,956) (1,892,413)
Net assets at beginning
 of year....................  7,045,928   8,938,341
                             ----------  ----------
Net assets at end of year...  6,123,972   7,045,928
                             ==========  ==========
Change in units (note 5):
 Units purchased............     35,569      56,900
 Units redeemed.............   (175,975)   (187,579)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (140,406)   (130,679)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------------------------------------
                                 OPPENHEIMER CORE
                                 BOND FUND/VA --         OPPENHEIMER GLOBAL
                                   NON-SERVICE          SECURITIES FUND/VA --
                                      SHARES               SERVICE SHARES
                             -----------------------  ------------------------

                                          YEAR ENDED DECEMBER 31,
                             -------------------------------------------------
                                 2012        2011         2012         2011
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   605,620     854,720      288,685     (572,174)
 Net realized gain
   (loss) on investments....    (205,052)   (694,275)   3,591,153    4,424,750
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,082,097   1,059,023   11,962,152  (13,616,153)
 Capital gain
   distribution.............          --          --           --           --
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,482,665   1,219,468   15,841,990   (9,763,577)
                             -----------  ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............       3,760       4,335      429,409      756,483
 Death benefits.............    (527,979)   (530,288)    (373,618)    (643,914)
 Surrenders.................  (3,304,146) (2,318,013)  (9,296,739) (12,704,526)
 Administrative expenses....     (32,001)    (32,746)    (397,825)    (441,359)
 Capital contribution
   (withdrawal).............          --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   1,853,303    (210,894)  (9,981,530)    (357,635)
                             -----------  ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,007,063) (3,087,606) (19,620,303) (13,390,951)
                             -----------  ----------  -----------  -----------
Increase (decrease) in
 net assets.................    (524,398) (1,868,138)  (3,778,313) (23,154,528)
Net assets at beginning
 of year....................  17,717,189  19,585,327   91,537,156  114,691,684
                             -----------  ----------  -----------  -----------
Net assets at end of year... $17,192,791  17,717,189   87,758,843   91,537,156
                             ===========  ==========  ===========  ===========
Change in units (note 5):
 Units purchased............     323,924      89,971      613,096    1,514,713
 Units redeemed.............    (443,137)   (283,404)  (2,231,228)  (2,349,766)
                             -----------  ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (119,213)   (193,433)  (1,618,132)    (835,053)
                             ===========  ==========  ===========  ===========

                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                             OPPENHEIMER GLOBAL                                                     OPPENHEIMER MAIN STREET
                              STRATEGIC INCOME      OPPENHEIMER HIGH         OPPENHEIMER MAIN          SMALL- & MID-CAP
                              FUND/VA -- NON-      INCOME FUND/VA --         STREET FUND/VA --           FUND(R)/VA --
                               SERVICE SHARES      NON-SERVICE SHARES         SERVICE SHARES            SERVICE SHARES
                             ------------------ -----------------------  ------------------------  ------------------------
                                PERIOD FROM     PERIOD FROM
                               OCTOBER 26 TO    JANUARY 1 TO                     YEAR ENDED DECEMBER 31,
                                DECEMBER 31,    OCTOBER 26,  --------------------------------------------------------------
                                    2012            2012        2011         2012         2011         2012         2011
                             ------------------ ------------ ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................       (18,288)       1,108,593     570,406   (1,228,323)  (2,168,664)  (1,373,532)  (1,411,813)
 Net realized gain
   (loss) on investments....         1,089       (7,525,707) (1,846,208)  21,624,270    7,805,878    6,352,484    5,696,844
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........       126,121        7,170,446   1,048,560   (1,977,541)  (9,468,643)   9,785,467   (7,380,714)
 Capital gain
   distribution.............            --               --          --           --           --           --           --
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............       108,922          753,332    (227,242)  18,418,406   (3,831,429)  14,764,419   (3,095,683)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............           680           25,792      71,604      597,400    1,710,188      633,575      921,109
 Death benefits.............        58,615          (71,360)   (151,846)    (194,876)    (474,322)    (125,561)    (264,807)
 Surrenders.................      (155,229)        (592,925)   (810,210) (10,700,498) (16,344,060)  (8,948,050)  (8,832,452)
 Administrative expenses....        (3,539)          (9,876)    (12,782)    (600,892)    (996,551)    (525,822)    (544,367)
 Capital contribution
   (withdrawal).............            --               --          --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     7,184,230       (6,555,559)       (109) (82,770,799)  (1,621,609)  (9,608,274)  (1,669,394)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     7,084,757       (7,203,928)   (903,343) (93,669,665) (17,726,354) (18,574,132) (10,389,911)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     7,193,679       (6,450,596) (1,130,585) (75,251,259) (21,557,783)  (3,809,713) (13,485,594)
Net assets at beginning
 of year....................            --        6,450,596   7,581,181  178,429,909  199,987,692   99,655,398  113,140,992
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of year...     7,193,679               --   6,450,596  103,178,650  178,429,909   95,845,685   99,655,398
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............       858,788          186,004     233,964      840,391    3,182,039      926,551    1,993,037
 Units redeemed.............      (150,291)      (1,147,559)   (330,480) (10,625,483)  (5,030,438)  (2,309,496)  (2,690,624)
                                 ---------       ----------  ----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........       708,497         (961,555)    (96,516)  (9,785,092)  (1,848,399)  (1,382,945)    (697,587)
                                 =========       ==========  ==========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                              (CONTINUED)
                             ---------------------------------------------
                                   OPPENHEIMER             OPPENHEIMER
                                     SMALL- &                SMALL-&
                                  MID-CAP GROWTH         MID-CAP GROWTH
                                    FUND/VA --             FUND/VA --
                                NON-SERVICE SHARES       SERVICE SHARES
                             -----------------------  --------------------

                             ----------------------------------------------
                                 2012        2011        2012       2011
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (382,904)   (401,958)   (50,726)   (53,246)
 Net realized gain
   (loss) on investments....     792,190     393,982    174,151     53,571
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   3,423,675      68,955    285,369   (254,792)
 Capital gain
   distribution.............          --          --         --         --
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,832,961      60,979    408,794   (254,467)
                             -----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      42,623      57,221     31,238     20,892
 Death benefits.............    (470,658)   (119,906)    (6,936)     8,658
 Surrenders.................  (3,408,875) (3,287,120)  (452,059)  (488,511)
 Administrative expenses....     (38,882)    (40,063)   (10,497)    (8,826)
 Capital contribution
   (withdrawal).............          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............     227,404     699,768    107,879    674,791
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,648,388) (2,690,100)  (330,375)   207,004
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................     184,573  (2,629,121)    78,419    (47,463)
Net assets at beginning
 of year....................  26,518,097  29,147,218  2,954,613  3,002,076
                             -----------  ----------  ---------  ---------
Net assets at end of year... $26,702,670  26,518,097  3,033,032  2,954,613
                             ===========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     105,095     156,572    163,578    196,114
 Units redeemed.............    (222,436)   (188,746)  (186,790)  (198,782)
                             -----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (117,341)    (32,174)   (23,212)    (2,668)
                             ===========  ==========  =========  =========

                                                 PIMCO VARIABLE INSURANCE TRUST
                             ----------------------------------------------------------------------
                                                     FOREIGN BOND PORTFOLIO
                                                         (U.S. DOLLAR
                             ALL ASSET PORTFOLIO --       HEDGED) --         HIGH YIELD PORTFOLIO --
                                     ADVISOR            ADMINISTRATIVE           ADMINISTRATIVE
                                  CLASS SHARES           CLASS SHARES             CLASS SHARES
                             ----------------------  --------------------   ------------------------
                              YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------
                                2012        2011        2012        2011        2012         2011
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    732,005   1,379,103     31,634      24,700    3,707,092    5,490,861
 Net realized gain
   (loss) on investments....    338,086     (88,236)    52,560     (14,187)   2,868,531    2,698,744
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,603,714  (1,346,878)   145,030     155,227    4,000,349   (6,000,298)
 Capital gain
   distribution.............         --          --    164,466      41,183           --           --
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,673,805     (56,011)   393,690     206,923   10,575,972    2,189,307
                             ----------  ----------  ---------   ---------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    326,169      99,395     49,614      11,946    1,213,912      915,449
 Death benefits.............     29,397     (36,934)   (22,097)    (58,661)    (128,960)    (568,985)
 Surrenders................. (2,023,869) (1,601,005)  (632,635)   (622,019)  (9,991,894) (12,542,640)
 Administrative expenses....    (69,902)    (58,292)    (7,086)     (6,907)    (374,327)    (424,706)
 Capital contribution
   (withdrawal).............         --          --         --          --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  7,311,515  (3,884,102)   585,885    (266,316)  (8,715,781)  (8,082,218)
                             ----------  ----------  ---------   ---------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  5,573,310  (5,480,938)   (26,319)   (941,957) (17,997,050) (20,703,100)
                             ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in
 net assets.................  8,247,115  (5,536,949)   367,371    (735,034)  (7,421,078) (18,513,793)
Net assets at beginning
 of year.................... 18,767,619  24,304,568  4,249,558   4,984,592   95,329,550  113,843,343
                             ----------  ----------  ---------   ---------  -----------  -----------
Net assets at end of year... 27,014,734  18,767,619  4,616,929   4,249,558   87,908,472   95,329,550
                             ==========  ==========  =========   =========  ===========  ===========
Change in units (note 5):
 Units purchased............  1,683,119   1,423,874     56,756      48,213    1,619,762    1,635,423
 Units redeemed............. (1,274,054) (1,865,404)   (58,291)   (110,154)  (2,921,361)  (2,950,539)
                             ----------  ----------  ---------   ---------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    409,065    (441,530)    (1,535)    (61,941)  (1,301,599)  (1,315,116)
                             ==========  ==========  =========   =========  ===========  ===========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                   RYDEX VARIABLE TRUST
                             ---------------------------------------------------------------------------  ---------------------
                                  LONG-TERM U.S.
                             GOVERNMENT PORTFOLIO --  LOW DURATION PORTFOLIO -- TOTAL RETURN PORTFOLIO --
                                  ADMINISTRATIVE           ADMINISTRATIVE            ADMINISTRATIVE             NASDAQ --
                                   CLASS SHARES             CLASS SHARES              CLASS SHARES             100(R) FUND
                             -----------------------  ------------------------  ------------------------  ---------------------
                                                                               YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------------------
                                 2012        2011         2012         2011         2012         2011        2012        2011
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   225,084     480,414      398,780      (87,473)   3,760,416    4,256,506     (82,615)   (87,147)
 Net realized gain
   (loss) on investments....   2,498,072   1,286,005    1,807,167    1,602,437    5,206,543    4,315,750     799,865    404,591
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (5,375,744)  6,648,458    6,489,793   (2,895,109)  13,139,826   (6,283,919)     88,069   (466,535)
 Capital gain
   distribution.............   3,623,871     846,679           --           --    7,532,159    5,704,209          --         --
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............     971,283   9,261,556    8,695,740   (1,380,145)  29,638,944    7,992,546     805,319   (149,091)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............     352,467     201,812    1,080,164    1,821,097    2,423,706    2,939,842      37,622     13,952
 Death benefits.............     (90,383)   (319,965)    (298,067)    (506,357)  (1,482,646)  (2,107,988)   (367,367)   (41,468)
 Surrenders.................  (7,524,589) (5,766,718) (22,530,576) (23,553,025) (44,988,623) (58,097,645)   (614,282)  (720,560)
 Administrative expenses....    (106,108)   (107,400)  (1,250,239)  (1,345,869)  (1,604,343)  (1,626,493)    (15,352)   (15,062)
 Capital contribution
   (withdrawal).............          --          --           --           --           --           --          --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (260,330) (3,508,902)     953,192    4,488,842   25,952,879  (21,275,021)   (703,885)   755,961
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,628,943) (9,501,173) (22,045,526) (19,095,312) (19,699,027) (80,167,305) (1,663,264)    (7,177)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets.................  (6,657,660)   (239,617) (13,349,786) (20,475,457)   9,939,917  (72,174,759)   (857,945)  (156,268)
Net assets at beginning
 of year....................  41,059,005  41,298,622  227,805,247  248,280,704  392,665,389  464,840,148   5,139,029  5,295,297
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of year... $34,401,345  41,059,005  214,455,461  227,805,247  402,605,306  392,665,389   4,281,084  5,139,029
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========
Change in units (note 5):
 Units purchased............     788,834     696,039    3,520,772    5,256,959    6,083,901    6,125,199     593,182    856,388
 Units redeemed.............  (1,132,407) (1,244,062)  (5,395,684)  (6,878,438)  (7,476,270) (11,375,225)   (890,279)  (801,324)
                             -----------  ----------  -----------  -----------  -----------  -----------  ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (343,573)   (548,023)  (1,874,912)  (1,621,479)  (1,392,369)  (5,250,026)   (297,097)    55,064
                             ===========  ==========  ===========  ===========  ===========  ===========  ==========  =========

                              THE ALGER PORTFOLIOS
                             ----------------------

                                 ALGER LARGE CAP
                               GROWTH PORTFOLIO --
                                CLASS I-2 SHARES
                             ----------------------

                             -----------------------
                                2012        2011
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (102,537)   (162,241)
 Net realized gain
   (loss) on investments....    957,733     811,791
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  1,784,908  (1,120,933)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,640,104    (471,383)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     69,753     174,729
 Death benefits.............   (264,240)   (595,685)
 Surrenders................. (3,877,584) (4,414,212)
 Administrative expenses....    (58,692)    (61,814)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (992,209)   (933,613)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (5,122,972) (5,830,595)
                             ----------  ----------
Increase (decrease) in
 net assets................. (2,482,868) (6,301,978)
Net assets at beginning
 of year.................... 32,583,003  38,884,981
                             ----------  ----------
Net assets at end of year... 30,100,135  32,583,003
                             ==========  ==========
Change in units (note 5):
 Units purchased............    169,831     116,159
 Units redeemed.............   (519,081)   (540,002)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (349,250)   (423,843)
                             ==========  ==========


                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               THE ALGER PORTFOLIOS
                                   (CONTINUED)                                      THE PRUDENTIAL SERIES FUND
                             -----------------------  ----------------------------------------------------------------------
                              ALGER SMALL CAP GROWTH   JENNISON 20/20 FOCUS                            NATURAL RESOURCES
                                   PORTFOLIO --            PORTFOLIO --       JENNISON PORTFOLIO --       PORTFOLIO --
                                 CLASS I-2 SHARES         CLASS II SHARES        CLASS II SHARES        CLASS II SHARES
                             -----------------------  ----------------------  --------------------  -----------------------
                                                                         YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2012        2011        2012        2011        2012       2011       2012         2011
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (413,046)   (466,130)   (144,911)   (174,068)   (46,765)   (46,847)   (555,566)    (584,482)
 Net realized gain
   (loss) on investments....   1,283,085   2,362,148     237,700     739,038    240,435    100,564  (1,208,233)   2,711,300
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  (3,925,971) (3,225,981)    362,731  (1,109,310)   175,776   (218,044) (3,460,847) (10,176,962)
 Capital gain
   distribution.............   6,051,023          --     342,195          --         --         --   2,952,684           --
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   2,995,091  (1,329,963)    797,715    (544,340)   369,446   (164,327) (2,271,962)  (8,050,144)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      43,952      30,028      52,824      83,467     22,373     18,467     201,637      427,955
 Death benefits.............    (392,722)   (349,857)    (52,094)     20,967    (10,882)    (4,760)    (42,015)    (260,245)
 Surrenders.................  (2,890,093) (4,349,046) (1,200,011) (1,786,899)  (205,537)  (304,783) (5,076,112)  (3,529,795)
 Administrative expenses....     (49,029)    (50,006)    (27,466)    (30,945)    (7,013)    (6,019)   (162,079)    (145,292)
 Capital contribution
   (withdrawal).............          --          --          --          --         --         --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,162,957)   (509,222)   (409,765) (2,354,884)  (496,277)   591,760  10,319,067   (3,886,847)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,450,849) (5,228,103) (1,636,512) (4,068,294)  (697,336)   294,665   5,240,498   (7,394,224)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Increase (decrease) in
 net assets.................  (1,455,758) (6,558,066)   (838,797) (4,612,634)  (327,890)   130,338   2,968,536  (15,444,368)
Net assets at beginning
 of year....................  28,547,580  35,105,646   9,288,627  13,901,261  2,808,438  2,678,100  28,700,981   44,145,349
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
Net assets at end of year... $27,091,822  28,547,580   8,449,830   9,288,627  2,480,548  2,808,438  31,669,517   28,700,981
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========
Change in units (note 5):
 Units purchased............     134,960     322,069      33,825      78,396     89,813    104,924   1,559,391      718,231
 Units redeemed.............    (455,470)   (709,872)   (121,600)   (288,921)  (138,947)   (94,384)   (847,655)    (987,076)
                             -----------  ----------  ----------  ----------  ---------  ---------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (320,510)   (387,803)    (87,775)   (210,525)   (49,134)    10,540     711,736     (268,845)
                             ===========  ==========  ==========  ==========  =========  =========  ==========  ===========


                             -------------------
                             SP INTERNATIONAL
                             GROWTH PORTFOLIO --
                             CLASS II SHARES
                             ------------------

                             -------------------
                              2012      2011
                              ------    ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (201)     (152)
 Net realized gain
   (loss) on investments....   (415)     (460)
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........  2,946    (1,835)
 Capital gain
   distribution.............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     operations.............  2,330    (2,447)
                              ------    ------
From capital
 transactions (note 4):
 Net premiums...............     --        --
 Death benefits.............     --        --
 Surrenders.................   (675)     (715)
 Administrative expenses....    (14)      (16)
 Capital contribution
   (withdrawal).............     --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............     --        --
                              ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...   (689)     (731)
                              ------    ------
Increase (decrease) in
 net assets.................  1,641    (3,178)
Net assets at beginning
 of year.................... 11,952    15,130
                              ------    ------
Net assets at end of year... 13,593    11,952
                              ======    ======
Change in units (note 5):
 Units purchased............     --        --
 Units redeemed.............    (73)      (77)
                              ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (73)      (77)
                              ======    ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL
                               SERIES FUND        WELLS FARGO VARIABLE
                               (CONTINUED)               TRUST
                             ------------------  ---------------------
                             SP PRUDENTIAL U.S.
                                 EMERGING        WELLS FARGO ADVANTAGE
                             GROWTH PORTFOLIO --    VT OMEGA GROWTH
                             CLASS II SHARES        FUND -- CLASS 2
                             ------------------  ---------------------
                                     YEAR ENDED DECEMBER 31,
                             -----------------------------------------
                               2012      2011       2012        2011
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (412)     (334)     (59,709)   (49,528)
 Net realized gain
   (loss) on investments....     149       486      541,021    154,022
 Change in unrealized
   appreciation
   (depreciation)
   on investments...........   1,832      (259)     182,160   (429,914)
 Capital gain
   distribution.............   1,910       216      176,770     23,974
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     operations.............   3,479       109      840,242   (301,446)
                              -------   ------   ----------  ---------
From capital
 transactions (note 4):
 Net premiums...............      --        --       37,065     10,346
 Death benefits.............      --        --          981    (36,489)
 Surrenders.................    (251)   (2,239)    (334,653)  (254,548)
 Administrative expenses....     (69)      (67)     (10,204)   (10,398)
 Capital contribution
   (withdrawal).............      --        --           --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............      --        63   (3,009,117) 2,751,068
                              -------   ------   ----------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (320)   (2,243)  (3,315,928) 2,459,979
                              -------   ------   ----------  ---------
Increase (decrease) in
 net assets.................   3,159    (2,134)  (2,475,686) 2,158,533
Net assets at beginning
 of year....................  23,822    25,956    4,859,826  2,701,293
                              -------   ------   ----------  ---------
Net assets at end of year... $26,981    23,822    2,384,140  4,859,826
                              =======   ======   ==========  =========
Change in units (note 5):
 Units purchased............      --        --      259,328    311,770
 Units redeemed.............     (20)     (152)    (502,603)  (111,318)
                              -------   ------   ----------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (20)     (152)    (243,275)   200,452
                              =======   ======   ==========  =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2012

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   Effective October 31, 2012, Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I changed its name to Legg Mason Partners Variable Income Trust -- Western Asset Variable Strategic Bond Portfolio -- Class I.

   Effective October 26, 2012, Oppenheimer Variable Account Funds -- Oppenheimer High Income Fund/VA -- Non-Service Shares was liquidated and the cash was reinvested in Oppenheimer Variable Account Funds -- Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares.

   On August 3, 2012, both GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares and GE Investments Funds, Inc. -- Money Market Fund were liquidated and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Money Market Fund -- Service Shares.

   On April 30, 2012, GE Investments Fund, Inc. -- International Equity Fund -- Class 1 Shares was liquidated and all cash was reinvested in the GE Investments Fund, Inc. -- Money Market Fund.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Basic Value Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Value Opportunities Fund -- Series II shares.

   On April 30, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series II shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Appreciation Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Subsequently, on April 30, the fund changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

   On April 27, 2012, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Capital Development Fund -- Series I shares were liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Opportunities Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Equity-Income Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Enhanced International Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Growth Stock Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PIMCO StocksPLUS Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Contrafund(R) Portfolio -- Service Class 2.

   On January 27, 2012, Genworth Variable Insurance Trust -- Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares was liquidated and the cash was reinvested in the Fidelity(R) Variable Insurance Products Fund -- VIP Mid Cap Portfolio -- Service Class 2.

   Effective December 2, 2011, the Federated Insurance Series -- Federated Capital Income Fund II changed its name to Federated Insurance Series -- Federated Managed Volatility Fund II.

   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico International Opportunities Fund, Variable Series -- Class B changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   Effective May 2, 2011, Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A changed its name to Columbia Funds Variable Insurance Trust I -- Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1.

   On April 29, 2011, Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small Cap Fund/VA -- Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Main Street Small-& Mid-Cap Fund(R)/VA -- Service Shares.

   On April 29, 2011, DWS Variable Series II -- DWS Strategic Value VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series II -- DWS Large Cap Value VIP -- Class B Shares.

   On April 29, 2011, DWS Variable Series I -- DWS Technology VIP -- Class B Shares was liquidated and the cash was reinvested in DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On April 29, 2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Large Cap Growth Fund -- Series I shares was liquidated and the cash was reinvested in AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares.

   As of December 31, 2012, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2011 through December 31, 2012.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2011 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2012.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities;

  . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  LEVEL 3 -- unobservable inputs.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2012, and there were no transfers between Level 1 and Level 2 during 2012.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth Financial announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed investment rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed investment rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

  (G) RECLASSIFICATIONS

   In 2011, the Separate Account determined that it had incorrectly classified short-term capital gains as income from ordinary dividends. In the current year, immaterial amounts have been reclassified from Net investment income (expense) to Capital gain distribution on the Statement of Changes in Net Assets, and the Investment Income Ratio for 2011 and prior years in note
(6) have been adjusted to conform to the current year presentation. The correction of the classification did not impact previously reported Net assets or Increase (decrease) in net assets from operations.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2012 were:

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------             ----------- -----------
AIM Variable Insurance
  Funds (Invesco
  Variable Insurance
  Funds)
  Invesco V.I. Capital
   Appreciation Fund --
   Series I shares........ $    62,596 $ 9,812,001
  Invesco V.I. Capital
   Development Fund --
   Series I shares........          --       7,501
  Invesco V.I. Core
   Equity Fund -- Series
   I shares...............     490,493   2,155,485
  Invesco V.I. Global
   Real Estate Fund --
   Series II shares.......      48,723      69,870
  Invesco V.I.
   Government Securities
   Fund -- Series I
   shares.................         428       4,115
  Invesco V.I.
   International Growth
   Fund -- Series II
   shares.................  20,989,384  18,526,030
  Invesco V.I.
   Technology Fund --
   Series I shares........           6      11,088
  Invesco V.I. Utilities
   Fund -- Series I
   shares.................         238         192
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series I shares........   9,116,899   1,644,398
  Invesco Van Kampen
   V.I. American
   Franchise Fund --
   Series II shares.......     133,347     887,035
  Invesco Van Kampen
   V.I. Comstock Fund --
   Series II shares.......   2,472,666  12,493,985
  Invesco Van Kampen
   V.I. Equity and
   Income Fund -- Series
   II shares..............   1,843,930   3,050,992
  Invesco Van Kampen
   V.I. Mid Cap Growth
   Fund -- Series I
   shares.................       9,430       7,056
  Invesco Van Kampen
   V.I. Value
   Opportunities Fund --
   Series II shares.......     480,661   2,580,245
AllianceBernstein
  Variable Products
  Series Fund, Inc.
  AllianceBernstein
   Balanced Wealth
   Strategy Portfolio --
   Class B................   1,832,707   3,725,927
  AllianceBernstein
   Global Thematic
   Growth Portfolio --
   Class B................   1,104,144   1,245,445
  AllianceBernstein
   Growth and Income
   Portfolio -- Class B...   2,605,963  13,635,213
  AllianceBernstein
   International Value
   Portfolio -- Class B...  31,940,038  23,993,497
  AllianceBernstein
   Large Cap Growth
   Portfolio -- Class B...     843,244   2,927,488
  AllianceBernstein
   Small Cap Growth
   Portfolio -- Class B...  10,373,051  16,454,819
American Century
  Variable Portfolios
  II, Inc.
  VP Inflation
   Protection Fund --
   Class II...............  31,141,742  29,957,144
American Century
  Variable
  Portfolios, Inc.
  VP Income & Growth
   Fund -- Class I........      32,160      30,841
  VP International Fund
   -- Class I.............     104,880     299,334
  VP Ultra(R) Fund --
   Class I................       4,839      12,106
  VP Value Fund -- Class
   I......................       1,737      26,909
BlackRock Variable
  Series Funds, Inc.
  BlackRock Basic Value
   V.I. Fund -- Class
   III Shares.............   1,440,168   3,573,218
  BlackRock Global
   Allocation V.I. Fund
   -- Class III Shares....  38,155,816  87,272,752
  BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares.......   1,273,469   1,387,717
  BlackRock Value
   Opportunities V.I.
   Fund -- Class III
   Shares.................   1,993,444   2,630,215
Columbia Funds Variable
  Insurance Trust I
  Columbia Variable
   Portfolio -- Marsico
   Growth Fund -- Class 1.   1,307,355   7,208,167
  Columbia Variable
   Portfolio -- Marsico
   International
   Opportunities Fund --
   Class 2................   5,830,924  16,396,585
DWS Variable Series I
  DWS Capital Growth VIP
   -- Class B Shares......          40       4,997
DWS Variable Series II
  DWS Dreman Small Mid
   Cap Value VIP --
   Class B Shares.........       1,596      46,208
  DWS Large Cap Value
   VIP -- Class B Shares..       4,298      11,881

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
Dreyfus
  Dreyfus Investment
   Portfolios MidCap
   Stock Portfolio --
   Initial Shares......... $      6,977 $     25,651
  Dreyfus Variable
   Investment Fund --
   Money Market Portfolio.    1,211,247    1,260,262
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc. -- Initial
   Shares.................       34,902      431,792
Eaton Vance Variable
  Trust
  VT Floating-Rate
   Income Fund............   55,973,334   19,858,241
Federated Insurance
  Series
  Federated Capital
   Appreciation Fund II
   -- Primary Shares......      712,852    1,804,515
  Federated High Income
   Bond Fund II --
   Primary Shares.........    5,107,069    5,610,475
  Federated High Income
   Bond Fund II --
   Service Shares.........   19,992,343   17,028,595
  Federated Kaufmann
   Fund II -- Service
   Shares.................      885,916   45,621,956
  Federated Managed
   Volatility Fund II.....    1,652,174    1,550,993
Fidelity(R) Variable
  Insurance Products Fund
  VIP Asset Manager/SM/
   Portfolio -- Initial
   Class..................    2,210,767    9,930,913
  VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2................    1,646,210    4,828,285
  VIP Balanced Portfolio
   -- Service Class 2.....   22,583,028   23,391,110
  VIP Contrafund(R)
   Portfolio -- Initial
   Class..................    6,968,075   25,644,877
  VIP Contrafund(R)
   Portfolio -- Service
   Class 2................  203,389,447   83,271,777
  VIP Dynamic Capital
   Appreciation
   Portfolio -- Service
   Class 2................    2,242,893    2,629,953
  VIP Equity-Income
   Portfolio -- Initial
   Class..................   12,715,256   20,027,692
  VIP Equity-Income
   Portfolio -- Service
   Class 2................  111,413,521   34,255,547
  VIP Growth & Income
   Portfolio -- Initial
   Class..................    2,313,254    6,189,685
  VIP Growth & Income
   Portfolio -- Service
   Class 2................    3,983,297    4,891,239
  VIP Growth
   Opportunities
   Portfolio -- Initial
   Class..................    1,588,784    2,493,351
  VIP Growth
   Opportunities
   Portfolio -- Service
   Class 2................   37,618,510   10,899,771
  VIP Growth Portfolio
   -- Initial Class.......    2,496,395   12,323,279
  VIP Growth Portfolio
   -- Service Class 2.....    4,022,793    9,239,678
  VIP Growth Stock
   Portfolio -- Service
   Class 2................   44,124,593    9,108,701
  VIP Investment Grade
   Bond Portfolio --
   Service Class 2........  166,600,668   40,627,882
  VIP Mid Cap Portfolio
   -- Initial Class.......        2,555       12,046
  VIP Mid Cap Portfolio
   -- Service Class 2.....  109,460,378   41,879,975
  VIP Overseas Portfolio
   -- Initial Class.......    2,112,254    4,570,737
  VIP Value Strategies
   Portfolio -- Service
   Class 2................    3,283,049    2,647,826
Franklin Templeton
  Variable Insurance
  Products Trust
  Franklin Income
   Securities Fund --
   Class 2 Shares.........   61,887,260  130,100,864
  Franklin Large Cap
   Growth Securities
   Fund -- Class 2 Shares.        4,888       57,449
  Franklin Templeton VIP
   Founding Funds
   Allocation Fund --
   Class 2 Shares.........    6,672,667   19,019,408
  Mutual Shares
   Securities Fund --
   Class 2 Shares.........    2,364,257   44,723,099
  Templeton Foreign
   Securities Fund --
   Class 1 Shares.........    1,991,096    2,673,364
  Templeton Foreign
   Securities Fund --
   Class 2 Shares.........      765,359      570,188
  Templeton Global Bond
   Securities Fund --
   Class 1 Shares.........    2,470,870    3,177,001
  Templeton Growth
   Securities Fund --
   Class 2 Shares.........    2,549,908    2,951,014
GE Investments Funds,
  Inc.
  Core Value Equity Fund
   -- Class 1 Shares......      715,293    3,133,009
  Income Fund -- Class 1
   Shares.................    5,665,913   14,967,323
  International Equity
   Fund -- Class 1 Shares.      253,315    9,756,903
  Mid-Cap Equity Fund --
   Class 1 Shares.........    1,457,668   70,621,988

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                             COST OF     PROCEEDS
                              SHARES       FROM
FUND/PORTFOLIO               ACQUIRED   SHARES SOLD
--------------             ------------ ------------
  Money Market Fund....... $157,967,798 $353,717,508
  Premier Growth Equity
   Fund -- Class 1 Shares.    2,428,797   11,584,698
  Real Estate Securities
   Fund -- Class 1 Shares.   14,338,854   21,995,879
  S&P 500(R) Index Fund...   23,260,840   40,850,784
  Small-Cap Equity Fund
   -- Class 1 Shares......    5,287,536   11,905,668
  Total Return Fund --
   Class 1 Shares.........  113,485,536  206,681,171
  Total Return Fund --
   Class 3 Shares.........   46,834,362  168,774,920
  U.S. Equity Fund --
   Class 1 Shares.........    1,053,030    5,718,700
Genworth Variable
  Insurance Trust
  Genworth Calamos
   Growth Fund --
   Service Shares.........      400,744   19,971,140
  Genworth Davis NY
   Venture Fund --
   Service Shares.........      206,867   10,659,064
  Genworth Eaton Vance
   Large Cap Value Fund
   -- Service Shares......      123,011   42,868,521
  Genworth Enhanced
   International Index
   Fund -- Service Shares.       33,685    7,979,093
  Genworth Goldman Sachs
   Enhanced Core Bond
   Index Fund -- Service
   Shares.................    3,502,688  140,010,651
  Genworth Legg Mason
   ClearBridge
   Aggressive Growth
   Fund -- Service Shares.      111,590   41,908,683
  Genworth PIMCO
   StocksPLUS Fund --
   Service Shares.........      411,128  161,737,019
  Genworth PYRAMIS(R)
   Small/Mid Cap Core
   Fund -- Service Shares.      125,300   41,810,237
Goldman Sachs Variable
  Insurance Trust
  Goldman Sachs Large
   Cap Value Fund --
   Institutional Shares...      666,965    2,390,983
  Goldman Sachs Mid Cap
   Value Fund.............    4,350,670   12,793,710
  Goldman Sachs Money
   Market Fund --
   Service Shares.........  322,383,463  118,175,003
JPMorgan Insurance Trust
  JPMorgan Insurance
   Trust Core Bond
   Portfolio -- Class 1...      848,582    1,605,058
  JPMorgan Insurance
   Trust Equity Index
   Portfolio -- Class 1...      209,696    1,021,979
  JPMorgan Insurance
   Trust International
   Equity Portfolio --
   Class 1................       10,554       24,162
  JPMorgan Insurance
   Trust Intrepid Growth
   Portfolio -- Class 1...      244,728      250,515
  JPMorgan Insurance
   Trust Intrepid Mid
   Cap Portfolio --
   Class 1................       54,812      171,961
  JPMorgan Insurance
   Trust Mid Cap Growth
   Portfolio -- Class 1...       85,115      179,314
  JPMorgan Insurance
   Trust Mid Cap Value
   Portfolio -- Class 1...       15,371       49,304
  JPMorgan Insurance
   Trust Small Cap Core
   Portfolio -- Class 1...       26,047        9,138
  JPMorgan Insurance
   Trust U.S. Equity
   Portfolio -- Class 1...      167,383    1,103,635
Janus Aspen Series
  Balanced Portfolio --
   Institutional Shares...   13,697,307   21,393,032
  Balanced Portfolio --
   Service Shares.........   23,132,033   31,976,846
  Enterprise Portfolio
   -- Institutional
   Shares.................    1,645,116    9,717,906
  Enterprise Portfolio
   -- Service Shares......      201,318    1,644,619
  Flexible Bond
   Portfolio --
   Institutional Shares...    3,407,660    4,512,829
  Forty Portfolio --
   Institutional Shares...    2,420,239    9,771,345
  Forty Portfolio --
   Service Shares.........   17,388,939   19,436,444
  Global Technology
   Portfolio -- Service
   Shares.................      434,774    1,790,384
  Janus Portfolio --
   Institutional Shares...    1,775,527    9,030,700
  Janus Portfolio --
   Service Shares.........      133,221      984,709
  Overseas Portfolio --
   Institutional Shares...    9,065,967   13,041,754
  Overseas Portfolio --
   Service Shares.........      797,942    2,209,247
  Worldwide Portfolio --
   Institutional Shares...    1,658,842   10,032,788
  Worldwide Portfolio --
   Service Shares.........      262,813    1,466,875

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                            COST OF     PROCEEDS
                             SHARES       FROM
FUND/PORTFOLIO              ACQUIRED   SHARES SOLD
--------------            ------------ ------------
Legg Mason Partners
  Variable Equity Trust
  Legg Mason ClearBridge
   Variable Aggressive
   Growth Portfolio --
   Class II.............. $    852,280 $  2,165,426
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class I..    2,004,057    1,643,952
  Legg Mason ClearBridge
   Variable Equity
   Income Builder
   Portfolio -- Class II.    1,344,918    2,044,105
  Legg Mason ClearBridge
   Variable Fundamental
   All Cap Value
   Portfolio -- Class I..      505,503    1,632,626
  Legg Mason ClearBridge
   Variable Large Cap
   Value Portfolio --
   Class I...............    1,211,160    2,340,209
Legg Mason Partners
  Variable Income Trust
  Western Asset Variable
   Strategic Bond
   Portfolio -- Class I..    2,420,054    2,838,784
MFS(R) Variable
  Insurance Trust
  MFS(R) Investors
   Growth Stock Series
   -- Service Class
   Shares................      780,471    2,564,909
  MFS(R) Investors Trust
   Series -- Service
   Class Shares..........      258,765    2,096,394
  MFS(R) New Discovery
   Series -- Service
   Class Shares..........    8,071,519   12,044,430
  MFS(R) Strategic
   Income Series --
   Service Class Shares..        6,510       15,252
  MFS(R) Total Return
   Series -- Service
   Class Shares..........    7,474,481   15,009,240
  MFS(R) Utilities
   Series -- Service
   Class Shares..........    4,110,877    9,731,575
Oppenheimer Variable
  Account Funds
  Oppenheimer Balanced
   Fund/VA --
   Non-Service Shares....      820,501    3,396,998
  Oppenheimer Balanced
   Fund/VA -- Service
   Shares................    3,677,579    9,731,805
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Non-Service Shares.    1,814,059    7,004,077
  Oppenheimer Capital
   Appreciation Fund/VA
   -- Service Shares.....      421,763    2,194,131
  Oppenheimer Core Bond
   Fund/VA --
   Non-Service Shares....    4,770,252    6,169,971
  Oppenheimer Global
   Securities Fund/VA --
   Service Shares........    8,168,251   27,340,298
  Oppenheimer Global
   Strategic Income
   Fund/VA --
   Non-Service Shares....    8,588,165    1,520,704
  Oppenheimer High
   Income Fund/VA --
   Non-Service Shares....    2,359,792    8,464,170
  Oppenheimer Main
   Street Fund/VA --
   Service Shares........    8,980,325  103,936,380
  Oppenheimer Main
   Street Small- &
   Mid-Cap Fund(R)/VA --
   Service Shares........   11,415,236   31,138,572
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA --
   Non-Service Shares....    1,726,894    5,688,672
  Oppenheimer Small- &
   Mid-Cap Growth
   Fund/VA -- Service
   Shares................    2,504,171    2,852,061
PIMCO Variable Insurance
  Trust
  All Asset Portfolio --
   Advisor Class Shares..   24,141,470   17,850,719
  Foreign Bond Portfolio
   (U.S. Dollar Hedged)
   -- Administrative
   Class Shares..........    1,205,510      998,290
  High Yield Portfolio
   -- Administrative
   Class Shares..........   32,798,289   46,405,658
  Long-Term U.S.
   Government Portfolio
   -- Administrative
   Class Shares..........   21,697,391   25,451,382
  Low Duration Portfolio
   -- Administrative
   Class Shares..........   45,807,906   68,469,989
  Total Return Portfolio
   -- Administrative
   Class Shares..........  113,649,786  123,860,805
Rydex Variable Trust
  NASDAQ -- 100(R) Fund..    3,444,641    5,192,716
The Alger Portfolios
  Alger Large Cap Growth
   Portfolio -- Class
   I-2 Shares............    2,438,797    7,662,503
  Alger Small Cap Growth
   Portfolio -- Class
   I-2 Shares............    7,950,472    6,766,100
The Prudential Series
  Fund
  Jennison 20/20 Focus
   Portfolio -- Class II
   Shares................      915,852    2,358,519
  Jennison Portfolio --
   Class II Shares.......    1,413,014    2,156,699
  Natural Resources
   Portfolio -- Class II
   Shares................   20,785,516   13,074,393
  SP International
   Growth Portfolio --
   Class II Shares.......           --          889
  SP Prudential U.S.
   Emerging Growth
   Portfolio -- Class II
   Shares................        1,910          730
Wells Fargo Variable
  Trust
  Wells Fargo Advantage
   VT Omega Growth Fund
   -- Class 2............    3,684,702    6,880,558

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.40% of the daily value of
 (INCLUDING BENEFIT RIDER OPTIONS)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

      On January 27, 2012, all capitalized portfolios of Genworth Variable Insurance Trust were liquidated.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


  (D) BONUS CREDIT

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM served as investment adviser to Genworth Variable Insurance Trust (the "Trust"), which was an open-end diversified management investment company. The Trust liquidated its portfolio shares on January 27, 2012 and has ceased operations. As compensation for its services, GFWM was paid an investment advisory fee by the Trust based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.08% for the Genworth Enhanced International Index Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares and 0.60% for the Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares. On March 27, 2013, Genworth Financial, Inc. entered into a Stock Purchase Agreement to sell Genworth Financial Wealth Management, Inc.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2012 and 2011 is reflected in the Statements of Changes in Net Assets.

(6)FINANCIAL HIGHLIGHTS

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, net investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2012, 2011, 2010, 2009, and 2008 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2012 and were available to contract owners during 2012.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012


                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. Core Equity Fund --
   Series I shares
   2012............................ 0.75% to 2.30%   880,133 10.91 to 11.29 10,363    0.94%     13.03% to   11.26%
   2011............................ 0.75% to 2.30% 1,019,641  9.65 to 10.15 10,715    0.93%    (0.81)% to  (2.36)%
   2010............................ 0.75% to 2.30% 1,232,784  9.73 to 10.39 13,194    0.94%      8.73% to    7.04%
   2009............................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053    1.76%     27.34% to   25.35%
   2008............................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617    2.07%   (30.67)% to (31.75)%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2012............................ 1.45% to 2.20%    19,361 14.09 to  7.96    241    0.42%     25.99% to   25.03%
   2011............................ 1.45% to 2.20%    21,340 11.18 to  6.37    208    3.66%    (8.08%) to  (8.78)%
   2010............................ 1.45% to 2.20%    22,456 12.16 to  6.98    242    4.63%     15.54% to   14.66%
   2009............................ 1.45% to 2.20%    43,366 10.53 to  6.09    396    0.00%     29.20% to   28.21%
   2008............................ 1.45% to 2.20%    47,714  8.15 to  4.75    339   12.53%   (45.52)% to (45.94)%
 Invesco V.I. Government
   Securities Fund -- Series I
   shares
   2012............................ 0.75% to 0.75%       214 16.95 to 16.95      4    2.82%      1.70% to    1.70%
   2011............................ 0.75% to 0.75%       441 16.67 to 16.67      7    1.77%      7.10% to    7.10%
   2010............................ 0.75% to 0.75%       183 15.56 to 15.56      3    7.16%      4.61% to    4.61%
   2009............................ 0.75% to 0.75%       183 14.88 to 14.88      3    4.44%    (0.61)% to  (0.61)%
   2008............................ 0.75% to 0.75%     1,504 14.97 to 14.97     22    4.17%     11.47% to   11.47%
 Invesco V.I. International Growth
   Fund -- Series II shares
   2012............................ 1.45% to 2.55% 5,012,990 15.77 to  8.80 56,644    1.26%     13.58% to   12.31%
   2011............................ 1.45% to 2.55% 4,522,712 13.89 to  7.83 47,445    1.18%    (8.34)% to  (9.36)%
   2010............................ 1.45% to 2.55% 5,363,817 15.15 to  8.64 64,184    1.64%     10.98% to    9.74%
   2009............................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967    1.42%     32.96% to   31.47%
   2008............................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090    0.40%   (41.39)% to (42.05)%
 Invesco V.I. Technology Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       325  3.82 to  3.82      1    0.00%     10.44% to   10.44%
   2011............................ 0.75% to 0.75%     3,191  3.46 to  3.46     11    0.19%    (5.76)% to  (5.76)%
   2010............................ 0.75% to 0.75%     3,227  3.67 to  3.67     12    0.00%     20.39% to   20.39%
   2009............................ 0.75% to 0.75%     3,240  3.05 to  3.05     10    0.00%     56.18% to   56.18%
   2008............................ 0.75% to 0.75%     3,253  1.95 to  1.95      6    0.00%   (44.92)% to (44.92)%
 Invesco V.I. Utilities Fund --
   Series I shares
   2012............................ 0.75% to 0.75%       288 12.31 to 12.31      4    3.18%      2.83% to    2.83%
   2011............................ 0.75% to 0.75%       302 11.97 to 11.97      4    3.34%     15.58% to   15.58%
   2010............................ 0.75% to 0.75%       298 10.36 to 10.36      3    3.72%      5.50% to    5.50%
   2009............................ 0.75% to 0.75%       279  9.82 to  9.82      3    4.76%     14.07% to   14.07%
   2008............................ 0.75% to 0.75%       404  8.61 to  8.61      3    3.00%   (32.86)% to (32.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series I shares
   2012............................ 0.75% to 2.10%   752,366  9.70 to  9.61  7,209   0.00%     (4.37)% to  (5.67)%
   2011 (4)........................ 1.45% to 1.45%       117  8.54 to  8.54      1   0.00%    (20.82)% to (20.82)%
 Invesco Van Kampen V.I.
   American Franchise Fund --
   Series II shares
   2012............................ 1.45% to 2.20%   445,270 15.28 to 12.44  5,710   0.00%      11.75% to   10.90%
   2011............................ 1.45% to 2.20%   498,350 13.67 to 11.22  5,710   0.00%     (7.74)% to  (8.45)%
   2010............................ 1.45% to 2.20%   607,306 14.82 to 12.25  7,547   0.00%      17.83% to   16.94%
   2009............................ 1.45% to 2.20%   728,917 12.58 to 10.48  7,696   0.00%      63.24% to   62.00%
   2008............................ 1.45% to 2.20%   768,760  7.71 to  6.47  4,972   0.20%    (49.85)% to (50.24)%
 Invesco Van Kampen V.I.
   Comstock Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 2,467,715 16.88 to  8.90 35,359   1.40%      17.20% to   15.89%
   2011............................ 1.45% to 2.55% 3,207,247 14.40 to  7.68 39,325   1.37%     (3.52)% to  (4.60)%
   2010............................ 1.45% to 2.55% 3,775,362 14.93 to  8.05 48,250   0.14%      14.02% to   12.75%
   2009............................ 1.45% to 2.55% 4,892,907 13.09 to  7.14 55,253   4.31%      26.55% to   25.13%
   2008............................ 1.45% to 2.55% 5,740,584 10.35 to  5.70 51,764   2.26%    (36.73)% to (37.44)%
 Invesco Van Kampen V.I. Equity
   and Income Fund -- Series II
   shares
   2012............................ 1.45% to 2.55% 1,330,237 10.68 to 10.02 13,779   1.82%      10.75% to    9.52%
   2011............................ 1.45% to 2.55% 1,447,561  9.64 to  9.15 13,588   1.75%     (2.73)% to  (3.81)%
   2010............................ 1.45% to 2.55% 1,478,343  9.91 to  9.51 14,342   1.92%      10.41% to    9.18%
   2009............................ 1.45% to 2.55% 1,446,343  8.97 to  8.71 12,783   2.83%      20.71% to   19.37%
   2008............................ 1.45% to 2.55% 1,246,305  7.43 to  7.30  9,170   2.44%    (23.80)% to (24.65)%
 Invesco Van Kampen V.I. Mid
   Cap Growth Fund -- Series I
   shares
   2012 (4)........................ 0.75% to 0.75%       205  9.78 to  9.78      2   0.00%     (3.25)% to  (3.25)%
 Invesco Van Kampen V.I. Value
   Opportunities Fund -- Series II
   shares
   2012............................ 1.45% to 2.30%   600,493 13.08 to  8.82  7,428   1.15%      15.95% to   14.94%
   2011............................ 1.45% to 2.30%   774,885 11.28 to  7.67  8,255   0.58%     (4.79)% to  (5.61)%
   2010............................ 1.45% to 2.30% 1,024,833 11.85 to  8.13 11,426   0.34%       5.40% to    4.49%
   2009............................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225   1.21%      45.60% to   44.34%
   2008............................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642   0.48%    (52.60)% to (53.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET   INVESTMENT
                                   % OF AVERAGE                            ASSETS   INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------ ---------- --------------------
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2012.......................... 1.45% to 2.55%  2,132,465  9.98 to  9.40 20,462   1.90%      11.73% to   10.48%
   2011.......................... 1.45% to 2.55%  2,344,972  8.93 to  8.51 20,197   2.23%     (4.46)% to  (5.52)%
   2010.......................... 1.45% to 2.55%  2,786,369  9.35 to  9.00 25,232   2.62%       8.70% to    7.49%
   2009.......................... 1.45% to 2.55%  3,039,389  8.60 to  8.38 25,460   0.82%      22.65% to   21.28%
   2008.......................... 1.45% to 2.55%  2,363,636  7.01 to  6.91 16,167   3.18%    (31.22)% to (31.99)%
 AllianceBernstein Global
   Thematic Growth Portfolio --
   Class B
   2012.......................... 1.45% to 2.10%    288,782 13.54 to  9.29  3,573   0.00%      11.60% to   10.86%
   2011.......................... 1.45% to 2.10%    296,320 12.13 to  8.38  3,257   0.37%    (24.52)% to (25.02)%
   2010.......................... 1.45% to 2.10%    394,801 16.07 to 11.18  5,915   2.17%      16.86% to   16.09%
   2009.......................... 1.45% to 2.10%    506,727 13.75 to  9.63  6,577   0.00%      50.92% to   49.93%
   2008.......................... 1.45% to 2.10%    352,242  9.11 to  6.42  3,098   0.00%    (48.23)% to (48.57)%
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2012.......................... 1.15% to 2.30%  3,658,774 15.87 to 10.95 48,855   1.32%      15.89% to   14.54%
   2011.......................... 1.15% to 2.30%  4,512,491 13.69 to  9.56 52,198   1.11%       4.85% to    3.64%
   2010.......................... 1.15% to 2.30%  5,683,543 13.06 to  9.22 62,977   0.00%      11.50% to   10.21%
   2009.......................... 1.15% to 2.30%  6,922,845 11.71 to  8.37 68,933   3.49%      18.97% to   17.58%
   2008.......................... 1.15% to 2.30%  8,422,022  9.84 to  7.12 70,944   1.80%    (41.38)% to (42.06)%
 AllianceBernstein International
   Value Portfolio -- Class B
   2012.......................... 1.45% to 2.55% 12,409,844  9.39 to  5.20 82,582   1.39%      12.53% to   11.28%
   2011.......................... 1.45% to 2.55% 10,820,026  8.34 to  4.67 66,148   3.98%    (20.60)% to (21.49)%
   2010.......................... 1.45% to 2.55% 10,331,067 10.51 to  5.95 81,554   2.85%       2.79% to    1.64%
   2009.......................... 1.45% to 2.55% 11,097,457 10.22 to  5.86 87,523   1.12%      32.41% to   30.93%
   2008.......................... 1.45% to 2.55% 11,076,363  7.72 to  4.47 68,474   0.88%    (53.96)% to (54.48)%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 2.30%  1,444,678 14.41 to 10.67 11,213   0.03%      14.44% to   13.45%
   2011.......................... 1.45% to 2.30%  1,651,187 12.53 to  9.36 11,456   0.09%     (5.15)% to  (5.96)%
   2010.......................... 1.45% to 2.30%  2,031,713 13.21 to  9.95 14,888   0.28%       8.24% to    7.31%
   2009.......................... 1.45% to 2.30%  2,483,124 12.21 to  9.27 16,764   0.00%      35.12% to   33.95%
   2008.......................... 1.45% to 2.30%  2,968,259  9.03 to  6.92 14,864   0.00%    (40.69)% to (41.21)%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2012.......................... 1.45% to 1.95%  1,088,005 12.35 to 11.94 13,372   0.00%      13.06% to   12.49%
   2011.......................... 1.45% to 1.95%  1,584,521 10.92 to 10.61 17,205   0.00%       2.69% to    2.17%
   2010.......................... 1.45% to 2.30%  1,559,796 10.63 to 10.21 16,698   0.00%      34.61% to   33.45%
   2009.......................... 1.45% to 2.20%    725,939  7.90 to  7.68  5,848   0.00%      39.23% to   38.18%
   2008.......................... 1.45% to 2.20%    791,595  5.67 to  5.56  4,590   0.00%    (46.41)% to (46.82)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2012.......................... 1.45% to 2.55%  6,454,403 13.69 to 12.65  84,749   2.39%       5.83% to    4.64%
   2011.......................... 1.45% to 2.55%  6,534,567 12.93 to 12.09  81,354   4.03%      10.13% to    8.90%
   2010.......................... 1.45% to 2.55%  7,721,667 11.74 to 11.10  87,434   1.66%       3.57% to    2.42%
   2009.......................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852   1.88%       8.64% to    7.43%
   2008.......................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952   1.46%     (3.03)% to  (4.11)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2012.......................... 1.45% to 2.05%      6,283 15.65 to 10.86      84   2.17%      13.08% to   12.39%
   2011.......................... 1.45% to 2.05%      6,420 13.84 to  9.66      74   1.53%       1.62% to    1.00%
   2010.......................... 1.45% to 2.05%      9,392 13.62 to  9.56     102   1.46%      12.49% to   11.81%
   2009.......................... 1.45% to 2.05%     14,396 12.11 to  8.55     150   4.35%      16.39% to   15.68%
   2008.......................... 1.45% to 2.05%     10,530 10.40 to  7.39      88   2.00%    (35.54)% to (35.93)%
 VP International Fund --
   Class I
   2012.......................... 1.45% to 2.20%     76,676 18.89 to  8.59   1,032   0.86%      19.40% to   18.49%
   2011.......................... 1.45% to 2.20%     91,147 15.82 to  7.25   1,031   1.38%    (13.32)% to (13.98)%
   2010.......................... 1.45% to 2.20%     88,669 18.25 to  8.42   1,174   2.18%      11.65% to   10.80%
   2009.......................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038   2.24%      31.83% to   30.82%
   2008.......................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908   0.80%    (45.62)% to (46.04)%
 VP Ultra(R) Fund -- Class I
   2012.......................... 1.45% to 2.05%      4,504 14.41 to 11.26      54   0.00%      12.27% to   11.58%
   2011.......................... 1.45% to 2.05%      5,004 12.84 to 10.09      54   0.00%     (0.40)% to  (1.00)%
   2010.......................... 1.45% to 2.05%      5,168 12.89 to 10.19      56   0.55%      14.40% to   13.71%
   2009.......................... 1.45% to 2.05%      6,963 11.27 to  8.96      68   0.25%      32.53% to   31.72%
   2008.......................... 1.45% to 2.05%      6,048  8.50 to  6.81      43   0.00%    (42.33)% to (42.68)%
 VP Value Fund -- Class I
   2012.......................... 1.45% to 1.45%      5,226 16.96 to 16.96      89   1.91%      12.91% to   12.91%
   2011.......................... 1.45% to 1.45%      6,844 15.02 to 15.02     103   2.01%     (0.45)% to  (0.45)%
   2010.......................... 1.45% to 1.45%     14,013 15.09 to 15.09     211   2.23%      11.78% to   11.78%
   2009.......................... 1.45% to 2.05%     14,765 13.50 to  9.60     197   5.51%      18.13% to   17.41%
   2008.......................... 1.45% to 2.10%     16,009 11.43 to  7.43     176   2.27%    (27.84)% to (28.32)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    997,274 12.60 to 11.29  11,530   1.41%      12.16% to   11.19%
   2011.......................... 1.45% to 2.30%  1,185,080 11.24 to 10.15  12,240   1.56%     (4.19)% to  (5.01)%
   2010.......................... 1.45% to 2.30%  1,177,535 11.73 to 10.69  12,848   1.47%      10.88% to    9.93%
   2009.......................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705   1.87%      28.97% to   27.86%
   2008.......................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865   2.10%    (37.82)% to (38.36)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.55% 36,314,759 15.34 to 10.85 430,659   1.41%       8.37% to    7.16%
   2011.......................... 1.45% to 2.55% 40,363,773 14.15 to 10.12 445,130   2.18%     (5.03)% to  (6.09)%
   2010.......................... 1.45% to 2.55% 43,089,284 14.90 to 10.78 503,674   1.12%       8.17% to    6.96%
   2009.......................... 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813   2.02%      19.16% to   17.83%
   2008.......................... 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978   2.66%    (20.84)% to (21.72)%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 1.85%    260,797 12.48 to 12.05   3,231   1.14%      13.15% to   12.69%
   2011.......................... 1.45% to 1.85%    288,746 11.03 to 10.69   3,167   0.64%       0.84% to    0.44%
   2010.......................... 1.45% to 1.85%    311,276 10.94 to 10.65   3,386   0.45%      13.43% to   12.97%
   2009.......................... 1.45% to 2.10%    316,268  9.64 to  9.29   3,034   0.38%      24.79% to   23.97%
   2008.......................... 1.45% to 2.10%    310,603  7.73 to  7.49   2,390   0.26%    (41.75)% to (42.14)%
 BlackRock Value Opportunities
   V.I. Fund -- Class III Shares
   2012.......................... 1.45% to 2.30%    805,941 13.22 to 10.80  10,385   0.38%      11.63% to   10.67%
   2011.......................... 1.45% to 2.30%    844,867 11.84 to  9.76   9,742   0.21%     (4.02)% to  (4.85)%
   2010.......................... 1.45% to 2.30%    897,173 12.34 to 10.26  10,786   0.64%      26.45% to   25.36%
   2009.......................... 1.45% to 2.30%    554,479  9.76 to  8.18   5,196   0.61%      26.21% to   25.12%
   2008.......................... 1.45% to 2.30%    582,155  7.73 to  6.54   4,345   0.67%    (41.08)% to (41.59)%
Columbia Funds Variable
  Insurance Trust I
 Columbia Variable Portfolio --
   Marsico Growth Fund --
   Class 1
   2012.......................... 1.45% to 2.30%  1,789,726 16.71 to 11.47  25,951   0.68%      10.61% to    9.65%
   2011.......................... 1.45% to 2.30%  2,153,872 15.11 to 10.46  28,613   0.29%     (4.05)% to  (4.87)%
   2010.......................... 1.45% to 2.30%  2,739,466 15.75 to 11.00  38,736   0.12%      19.79% to   18.76%
   2009.......................... 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308   0.78%      24.83% to   23.75%
   2008.......................... 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303   0.31%    (40.33)% to (40.84)%
 Columbia Variable Portfolio --
   Marsico International
   Opportunities Fund --
   Class 2
   2012.......................... 1.45% to 2.55%  4,431,272 19.22 to  7.90  53,257   0.93%      15.91% to   14.61%
   2011.......................... 1.45% to 2.55%  5,218,552 16.58 to  6.90  55,303   0.78%    (17.40)% to (18.32)%
   2010.......................... 1.45% to 2.55%  5,532,824 20.08 to  8.44  75,805   0.68%      12.08% to   10.83%
   2009.......................... 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350   1.88%      35.95% to   34.43%
   2008.......................... 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646   1.35%    (49.24)% to (49.80)%
DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2012.......................... 1.45% to 1.50%        610 10.03 to 10.02       6   0.56%      13.93% to   13.87%
   2011 (4)...................... 1.45% to 1.50%      1,126  8.80 to  8.80      10   0.00%    (17.29)% to (17.33)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2012........................... 1.45% to 2.05%     2,355 23.50 to 12.75     51   0.80%      11.73% to   11.05%
   2011........................... 1.45% to 2.05%     4,312 21.04 to 11.49     86   0.61%     (7.69)% to  (8.25)%
   2010........................... 1.45% to 2.05%     5,084 22.79 to 12.52    111   0.80%      20.89% to   20.15%
   2009........................... 1.45% to 2.05%     4,256 18.85 to 10.42     73   1.63%      27.41% to   26.63%
   2008........................... 1.45% to 2.05%     4,267 14.80 to  8.23     59   1.36%    (34.64)% to (35.04)%
 DWS Large Cap Value VIP --
   Class B Shares
   2012........................... 1.45% to 2.05%     7,327  9.86 to  9.76     72   1.68%       7.85% to    7.19%
   2011 (4)....................... 1.45% to 2.05%     8,090  9.14 to  9.11     74   0.00%    (12.44)% to (12.97)%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2012........................... 1.45% to 1.45%     4,457 18.65 to 18.65     83   0.50%      17.94% to   17.94%
   2011........................... 1.45% to 2.05%     5,636 15.81 to 10.44     87   0.54%     (1.06)% to  (1.66)%
   2010........................... 1.45% to 2.05%     6,928 15.98 to 10.62    103   0.96%      25.26% to   24.49%
   2009........................... 1.45% to 2.05%     7,278 12.76 to  8.53     86   1.37%      33.54% to   32.73%
   2008........................... 1.45% to 2.05%     9,473  9.56 to  6.43     86   0.93%    (41.29)% to (41.64)%
 Dreyfus Variable Investment Fund
   -- Money Market Portfolio
   2012........................... 1.45% to 2.05%    68,739 10.12 to  9.77    688   0.00%     (1.45)% to  (2.06)%
   2011........................... 1.45% to 2.05%    72,669 10.27 to  9.98    737   0.01%     (1.44)% to  (2.04)%
   2010........................... 1.45% to 2.05%    60,971 10.42 to 10.18    632   0.01%     (1.44)% to  (2.04)%
   2009........................... 1.45% to 2.20%    45,268 10.57 to  9.98    473   0.15%     (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%    75,117 10.72 to 10.60    798   2.24%       1.05% to  (0.44)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2012........................... 1.50% to 2.05%   523,857  7.34 to 12.19  3,851   0.80%      10.29% to    9.67%
   2011........................... 1.45% to 2.05%   566,457 14.02 to 11.11  3,828   0.89%     (0.56)% to  (1.16)%
   2010........................... 1.50% to 2.05%   597,064  6.69 to 11.24  4,013   0.85%      13.09% to   12.46%
   2009........................... 1.50% to 2.05%   612,680  5.92 to 10.00  3,642   0.96%      31.75% to   31.01%
   2008........................... 1.50% to 2.05%   668,346  4.49 to  7.63  3,015   0.76%    (35.41)% to (35.77)%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2012........................... 1.45% to 2.55% 5,310,021 12.86 to 10.84 64,390   4.17%       5.77% to    4.58%
   2011........................... 1.45% to 2.55% 2,297,228 12.15 to 10.36 27,501   4.22%       1.06% to  (0.06)%
   2010........................... 1.45% to 2.55% 2,710,733 12.03 to 10.37 32,192   4.17%       7.54% to    6.34%
   2009........................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369   4.81%      42.22% to   40.63%
   2008........................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804   5.63%    (28.19)% to (28.99)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                            NET   INVESTMENT
                                   % OF AVERAGE                           ASSETS   INCOME
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
Federated Insurance Series
 Federated Capital Appreciation
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   855,844 10.99 to 10.86  9,332    0.56%      8.90% to    8.41%
   2011.......................... 1.15% to 1.60% 1,004,660 10.10 to 10.01 10,089    0.74%    (6.38)% to  (6.80)%
   2010 (4)...................... 1.15% to 1.60% 1,194,955 10.78 to 10.74 12,856    0.00%      9.78% to    9.29%
 Federated High Income Bond
   Fund II -- Primary Shares
   2012.......................... 1.15% to 1.60%   987,669 31.04 to 18.13 23,746    7.75%     13.37% to   12.86%
   2011.......................... 1.15% to 1.60% 1,082,614 27.38 to 16.06 22,866    8.97%      3.96% to    3.49%
   2010.......................... 1.15% to 1.60% 1,297,630 26.34 to 15.52 26,334    8.25%     13.41% to   12.90%
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75 26,825   10.21%     51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14 17,443   10.25%   (26.85)% to (27.18)%
 Federated High Income Bond
   Fund II -- Service Shares
   2012.......................... 1.45% to 2.30% 2,091,309 19.15 to 15.14 39,974    7.59%     12.64% to   11.67%
   2011.......................... 1.45% to 2.30% 2,063,018 17.00 to 13.56 34,906    8.96%      3.40% to    2.52%
   2010.......................... 1.45% to 2.30% 2,419,205 16.44 to 13.23 39,664    7.87%     12.73% to   11.75%
   2009.......................... 1.45% to 2.30% 2,322,730 14.59 to 11.84 33,936    9.28%     50.27% to   48.97%
   2008.......................... 1.45% to 2.30% 2,234,174  9.71 to  7.94 21,881    9.67%   (27.17)% to (27.80)%
 Federated Kaufmann Fund II --
   Service Shares
   2012.......................... 1.45% to 2.40% 1,260,634 18.31 to  8.79 21,186    0.00%     15.31% to   14.20%
   2011.......................... 1.45% to 2.55% 5,911,389 15.88 to  7.64 59,382    0.87%   (14.74)% to (15.69)%
   2010.......................... 1.45% to 2.55% 5,947,890 18.62 to  9.06 72,506    0.00%     16.04% to   14.75%
   2009.......................... 1.45% to 2.55% 4,895,409 16.05 to  7.90 56,115    0.00%     27.23% to   25.81%
   2008.......................... 1.45% to 2.55% 4,812,138 12.61 to  6.28 45,845    0.00%   (42.75)% to (43.39)%
 Federated Managed Volatility
   Fund II
   2012.......................... 1.15% to 1.60%   512,990 22.69 to 11.17  8,752    2.92%     12.24% to   11.73%
   2011.......................... 1.15% to 1.60%   540,001 20.21 to 10.00  8,295    3.93%      3.57% to    3.10%
   2010.......................... 1.15% to 1.60%   588,797 19.52 to  9.70  8,732    6.28%     10.80% to   10.30%
   2009.......................... 1.15% to 1.60%   721,714 17.61 to  8.79  9,640    6.32%     26.80% to   26.23%
   2008.......................... 1.15% to 1.60%   855,909 13.89 to  6.96  9,050    6.06%   (21.30)% to (21.65)%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio
   --Initial Class
   2012.......................... 1.15% to 1.60% 1,717,147 40.99 to 13.33 60,115    1.49%     11.18% to   10.68%
   2011.......................... 1.15% to 1.60% 1,999,658 36.87 to 12.05 61,909    1.86%    (3.68)% to  (4.11)%
   2010.......................... 1.15% to 1.60% 2,414,469 38.28 to 12.56 74,847    1.66%     12.95% to   12.44%
   2009.......................... 1.15% to 1.60% 2,680,632 33.89 to 11.17 75,497    2.36%     27.63% to   27.05%
   2008.......................... 1.15% to 1.60% 3,076,370 26.55 to  8.79 68,001    2.45%   (29.54)% to (29.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Asset Manager/SM/ Portfolio
   -- Service Class 2
   2012.......................... 1.45% to 2.30%    991,187 13.44 to 12.31  12,836   1.23%      10.60% to    9.65%
   2011.......................... 1.45% to 2.30%  1,243,753 12.15 to 11.22  14,615   1.60%     (4.22)% to  (5.05)%
   2010.......................... 1.45% to 2.30%  1,538,516 12.68 to 11.82  18,958   1.40%      12.31% to   11.34%
   2009.......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260   2.02%      26.89% to   25.80%
   2008.......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286   2.27%    (29.94)% to (30.54)%
 VIP Balanced Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55%  6,503,500 12.30 to 10.46  75,098   1.52%      13.15% to   11.89%
   2011.......................... 1.45% to 2.55%  6,881,761 10.87 to  9.35  70,645   1.40%     (5.22)% to  (6.27)%
   2010.......................... 1.45% to 2.55%  6,779,387 11.47 to  9.97  73,820   1.52%      16.05% to   14.76%
   2009.......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552   1.84%      36.32% to   34.80%
   2008.......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795   1.79%    (35.10)% to (35.83)%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  4,390,853 48.83 to 16.09 123,400   1.28%      15.07% to   14.55%
   2011.......................... 1.15% to 1.60%  5,110,949 42.43 to 14.05 124,220   0.95%     (3.64)% to  (4.08)%
   2010.......................... 1.15% to 1.60%  6,064,325 44.04 to 14.64 153,099   1.21%      15.87% to   15.35%
   2009.......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027   1.35%      34.15% to   33.54%
   2008.......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791   0.88%    (43.18)% to (43.43)%
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 22,275,144 19.56 to  9.88 267,620   1.09%      14.45% to   13.17%
   2011.......................... 1.45% to 2.55%  8,717,847 17.09 to  8.73 115,951   0.74%     (4.19)% to  (5.26)%
   2010.......................... 1.45% to 2.55%  9,949,015 17.84 to  9.21 139,185   0.98%      15.23% to   13.95%
   2009.......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161   1.15%      33.50% to   32.01%
   2008.......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786   0.63%    (43.52)% to (44.16)%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2012.......................... 1.45% to 1.85%    127,184 17.22 to 13.29   2,111   0.41%      20.47% to   19.98%
   2011.......................... 1.45% to 1.85%    149,191 14.29 to 11.08   2,038   0.00%     (4.17)% to  (4.56)%
   2010.......................... 1.45% to 1.95%    181,993 14.92 to  9.41   2,572   0.22%      16.28% to   15.69%
   2009.......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427   0.02%      33.82% to   33.28%
   2008.......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364   0.47%    (42.20)% to (42.43)%
 VIP Equity-Income Portfolio --
   Initial Class
   2012.......................... 1.15% to 1.60%  3,054,947 61.01 to 12.38 100,588   3.01%      15.95% to   15.43%
   2011.......................... 1.15% to 1.60%  3,627,740 52.62 to 10.72 100,854   2.38%     (0.19)% to  (0.64)%
   2010.......................... 1.15% to 1.60%  4,305,594 52.72 to 10.79 119,423   1.75%      13.83% to   13.31%
   2009.......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098   2.22%      28.71% to   28.13%
   2008.......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268   2.23%    (43.32)% to (43.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                   EXPENSE AS A                             NET    INVESTMENT
                                   % OF AVERAGE                            ASSETS    INCOME
                                  NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 VIP Equity-Income Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.55% 12,250,530 15.83 to  8.29 135,616   2.88%      15.35% to   14.06%
   2011.......................... 1.45% to 2.55%  4,524,978 13.72 to  7.27  52,474   2.08%     (0.80)% to  (1.91)%
   2010.......................... 1.45% to 2.55%  5,873,275 13.83 to  7.41  68,868   1.53%      13.25% to   11.99%
   2009.......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555   2.02%      28.00% to   26.57%
   2008.......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612   1.67%    (43.64)% to (44.27)%
 VIP Growth & Income
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%  1,548,381 12.64 to 10.96  23,113   2.13%      17.67% to   16.67%
   2011.......................... 0.75% to 1.60%  1,851,869 10.74 to  9.39  23,428   1.72%       0.85% to  (0.01)%
   2010.......................... 0.75% to 1.60%  2,095,446 10.65 to  9.39  26,763   0.69%      14.01% to   13.04%
   2009.......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458   1.04%      26.25% to   25.17%
   2008.......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128   1.10%    (42.14)% to (42.63)%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2012.......................... 1.45% to 2.20%  1,265,696 14.55 to 12.09  14,604   1.99%      16.53% to   15.64%
   2011.......................... 1.45% to 1.95%  1,371,950 12.49 to 10.63  13,548   1.47%     (0.11)% to  (0.61)%
   2010.......................... 1.45% to 2.20%  1,632,649 12.50 to 10.55  16,233   0.46%      12.89% to   12.03%
   2009.......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711   0.84%      25.17% to   24.22%
   2008.......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964   0.88%    (42.74)% to (43.18)%
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2012.......................... 0.75% to 1.60%    841,179 10.62 to  8.70   9,669   0.39%      18.71% to   17.70%
   2011.......................... 0.75% to 1.60%    893,331  8.94 to  7.39   8,842   0.16%       1.53% to    0.67%
   2010.......................... 0.75% to 1.60%    936,955  8.81 to  7.34   9,337   0.20%      22.81% to   21.76%
   2009.......................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553   0.48%      44.76% to   43.52%
   2008.......................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395   0.38%    (55.36)% to (55.74)%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2012 (4)...................... 1.45% to 2.55%  2,734,942 10.73 to 10.62  29,273   0.16%       7.88% to    6.68%
 VIP Growth Portfolio -- Initial
   Class
   2012.......................... 1.15% to 1.60%  2,281,334 62.02 to  9.78  59,904   0.57%      13.36% to   12.85%
   2011.......................... 1.15% to 1.60%  2,679,282 54.71 to  8.66  61,236   0.35%     (0.95)% to  (1.39)%
   2010.......................... 1.15% to 1.60%  3,132,022 55.23 to  8.78  71,983   0.27%      22.75% to   22.19%
   2009.......................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484   0.44%      26.81% to   26.24%
   2008.......................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332   0.75%    (47.78)% to (48.01)%
 VIP Growth Portfolio --
   Service Class 2
   2012.......................... 1.45% to 2.30%  1,947,729 15.32 to 11.52  17,689   0.32%      12.74% to   11.77%
   2011.......................... 1.45% to 2.30%  2,567,808 13.58 to 10.31  19,928   0.13%     (1.48)% to  (2.33)%
   2010.......................... 1.45% to 2.30%  2,923,278 13.79 to 10.55  23,680   0.03%      22.07% to   21.02%
   2009.......................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119   0.21%      26.11% to   25.02%
   2008.......................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606   0.53%    (48.07)% to (48.52)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Growth Stock Portfolio --
   Service Class 2
   2012 (4)..................... 1.45% to 2.55%  3,574,522 10.89 to 10.77  38,808   0.63%       9.57% to    8.35%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2012......................... 1.45% to 2.55% 11,363,659 12.74 to 11.95 142,492   2.20%       4.07% to    2.90%
   2011......................... 1.45% to 2.55%  1,333,152 12.24 to 11.62  16,221   3.45%       5.49% to    4.31%
   2010......................... 1.45% to 2.55%  1,168,158 11.60 to 11.14  13,488   3.22%       5.99% to    4.81%
   2009......................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610   8.05%      13.80% to   12.53%
   2008......................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309   3.60%     (4.86)% to  (5.92)%
 VIP Mid Cap Portfolio --
   Initial Class
   2012......................... 0.75% to 0.75%      1,029 26.35 to 26.35      27   0.64%      13.97% to   13.97%
   2011......................... 0.75% to 0.75%      1,514 23.12 to 23.12      35   0.26%    (11.28)% to (11.28)%
   2010......................... 0.75% to 0.75%      1,503 26.06 to 26.06      39   0.38%      27.87% to   27.87%
   2009......................... 0.75% to 0.75%      1,505 20.38 to 20.38      31   0.70%      39.04% to   39.04%
   2008......................... 0.75% to 0.75%      1,526 14.66 to 14.66      22   0.47%    (39.90)% to (39.90)%
 VIP Mid Cap Portfolio --
   Service Class 2
   2012......................... 1.15% to 2.55% 10,619,523 26.59 to 10.27 170,431   0.39%      13.24% to   11.63%
   2011......................... 1.15% to 2.55%  4,889,281 23.48 to  9.20  97,950   0.02%    (11.88)% to (13.12)%
   2010......................... 1.15% to 2.55%  6,200,645 26.64 to 10.59 142,397   0.12%      27.09% to   25.30%
   2009......................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986   0.44%      38.14% to   36.19%
   2008......................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557   0.23%    (40.30)% to (41.15)%
 VIP Overseas Portfolio --
   Initial Class
   2012......................... 0.75% to 1.60%  1,100,757 11.01 to 11.65  23,478   1.92%      19.83% to   18.81%
   2011......................... 0.75% to 1.60%  1,234,488  9.19 to  9.81  22,127   1.31%    (17.78)% to (18.49)%
   2010......................... 0.75% to 1.60%  1,464,943 11.17 to 12.03  32,074   1.36%      12.27% to   11.31%
   2009......................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424   2.09%      25.58% to   24.51%
   2008......................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712   2.23%    (44.23)% to (44.70)%
 VIP Value Strategies Portfolio
   -- Service Class 2
   2012......................... 1.45% to 2.20%    326,129 14.05 to 13.62   4,494   0.44%      25.22% to   24.26%
   2011......................... 1.45% to 2.10%    278,601 11.22 to 10.66   3,058   0.70%    (10.35)% to (10.94)%
   2010......................... 1.45% to 2.20%    371,208 12.52 to 12.32   4,563   0.24%      24.51% to   23.56%
   2009......................... 1.45% to 2.20%    410,826 10.05 to  9.97   4,067   0.39%      54.87% to   53.69%
   2008......................... 1.45% to 2.20%    351,190  6.49 to  6.49   2,239   0.50%    (51.99)% to (52.36)%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.55% 42,955,777 14.29 to 10.49 540,761   6.45%      11.02% to    9.77%
   2011......................... 1.45% to 2.55% 50,630,331 12.87 to  9.55 578,783   5.75%       0.90% to  (0.22)%
   2010......................... 1.45% to 2.55% 59,506,030 12.75 to  9.57 679,174   6.66%      11.04% to    9.80%
   2009......................... 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292   8.22%      33.63% to   32.14%
   2008......................... 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811   5.40%    (30.68)% to (31.45)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2012........................ 1.45% to 2.05%     23,883 14.21 to 11.06     332    0.84%     10.74% to   10.06%
   2011........................ 1.45% to 2.05%     27,495 12.83 to 10.05     346    0.65%    (2.93)% to  (3.52)%
   2010........................ 1.45% to 2.05%     30,856 13.22 to 10.42     396    0.83%      9.97% to    9.30%
   2009........................ 1.45% to 2.05%     34,602 12.02 to  9.53     405    1.37%     27.85% to   27.07%
   2008........................ 1.45% to 2.10%     47,853  9.40 to  7.13     421    1.35%   (35.48)% to (35.91)%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.55% 11,368,166  9.64 to  9.08 106,153    2.81%     13.66% to   12.39%
   2011........................ 1.45% to 2.55% 12,885,675  8.48 to  8.08 106,353    0.02%    (2.97)% to  (4.05)%
   2010........................ 1.45% to 2.55% 14,297,304  8.74 to  8.42 122,162    2.04%      8.66% to    7.44%
   2009........................ 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206    2.43%     28.36% to   26.93%
   2008........................ 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562    2.47%   (36.80)% to (37.51)%
 Mutual Shares Securities Fund
   -- Class 2 Shares
   2012........................ 1.45% to 2.40%  1,581,716 15.97 to  8.45  19,988    1.84%     12.58% to   11.50%
   2011........................ 1.45% to 2.55%  6,183,615 14.19 to  7.53  59,135    2.37%    (2.47)% to  (3.56)%
   2010........................ 1.45% to 2.55%  6,805,503 14.55 to  7.80  67,378    1.41%      9.58% to    8.36%
   2009........................ 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585    2.00%     24.22% to   22.83%
   2008........................ 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754    2.05%   (38.02)% to (38.72)%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2012........................ 0.75% to 1.60%    745,396 14.20 to 13.26   9,998    3.24%     17.70% to   16.70%
   2011........................ 1.15% to 1.60%    817,020 11.73 to 11.36   9,374    1.95%   (11.47)% to (11.87)%
   2010........................ 0.75% to 1.60%    967,215 13.58 to 12.89  12,580    2.09%      7.86% to    6.94%
   2009........................ 1.15% to 1.60%    975,796 12.33 to 12.06  11,847    3.67%     35.76% to   35.15%
   2008........................ 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298    2.71%   (40.93)% to (41.19)%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2012........................ 1.45% to 2.20%    126,214 19.71 to  8.90   1,688    3.17%     16.51% to   15.63%
   2011........................ 1.45% to 2.20%    103,850 16.92 to  7.70   1,285    1.67%   (11.93)% to (12.60)%
   2010........................ 1.45% to 2.20%    105,029 19.21 to  8.81   1,516    1.82%      6.84% to    6.02%
   2009........................ 1.45% to 2.20%    187,539 17.98 to  8.31   2,340    3.61%     35.06% to   34.03%
   2008........................ 1.45% to 2.20%    225,892 13.31 to  6.20   2,069    2.45%   (41.24)% to (41.69)%
 Templeton Global Bond
   Securities Fund -- Class 1
   Shares
   2012........................ 1.15% to 1.40%    668,902 18.80 to 18.42  12,374    6.57%     13.98% to   13.69%
   2011........................ 1.15% to 1.40%    748,067 16.49 to 16.20  12,165    5.58%    (1.75)% to  (1.99)%
   2010........................ 1.15% to 1.40%    758,389 16.78 to 16.53  12,576    1.62%     13.39% to   13.11%
   2009........................ 1.15% to 1.40%    715,736 14.80 to 14.62  10,490   13.68%     17.61% to   17.32%
   2008........................ 1.15% to 1.40%    663,426 12.59 to 12.46   8,285    3.90%      5.24% to    4.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2012......................... 1.45% to 2.20%  1,436,617  9.48 to  9.01  13,084   2.07%      19.31% to   18.40%
   2011......................... 1.45% to 2.20%  1,512,777  7.94 to  7.61  11,548   1.34%     (8.32)% to  (9.02)%
   2010......................... 1.45% to 2.30%  1,659,655  8.67 to  8.32  13,883   1.31%       5.84% to    4.93%
   2009......................... 1.45% to 2.30%  1,841,714  8.19 to  7.93  14,636   3.14%      29.20% to   28.09%
   2008......................... 1.45% to 2.30%  1,858,179  6.34 to  6.19  11,612   1.68%    (43.16)% to (43.65)%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2012......................... 1.45% to 2.10%  1,079,397 16.12 to 12.48  13,554   1.14%      11.76% to   11.03%
   2011......................... 1.45% to 2.10%  1,273,957 14.42 to 11.24  14,328   0.81%     (3.02)% to  (3.66)%
   2010......................... 1.45% to 2.10%  1,504,763 14.87 to 11.67  17,447   1.33%       9.96% to    9.23%
   2009......................... 1.45% to 2.10%  1,832,169 13.52 to 10.69  19,332   1.17%      23.58% to   22.77%
   2008......................... 1.45% to 2.10%  2,144,377 10.94 to  8.70  18,360   1.18%    (33.91)% to (34.35)%
 Income Fund -- Class 1 Shares
   2012......................... 0.75% to 2.35%  2,605,073 17.00 to 11.71  38,054   2.11%       4.90% to    3.20%
   2011......................... 0.75% to 2.35%  3,247,690 16.21 to 11.35  45,800   4.07%       6.40% to    4.69%
   2010......................... 0.75% to 2.35%  3,707,548 15.23 to 10.84  49,438   3.08%       6.76% to    5.04%
   2009......................... 0.75% to 2.45%  4,285,246 14.27 to 10.28  53,853   3.99%       7.07% to    5.24%
   2008......................... 0.75% to 2.45%  5,291,139 13.32 to  9.77  62,745   4.71%     (5.82)% to  (7.44)%
 Premier Growth Equity Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.10%  2,489,095 12.17 to 12.01  30,758   0.83%      19.97% to   18.34%
   2011......................... 0.75% to 2.10%  3,236,743 10.14 to 10.15  33,683   0.19%     (0.28)% to  (1.63)%
   2010......................... 0.75% to 2.10%  3,817,618 10.17 to 10.32  40,199   0.23%      10.77% to    9.26%
   2009......................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185   0.34%      37.70% to   35.83%
   2008......................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718   0.35%    (37.13)% to (37.99)%
 Real Estate Securities Fund --
   Class 1 Shares
   2012......................... 0.75% to 2.55%  2,397,627 35.42 to 10.25  64,381   1.84%      15.91% to   13.81%
   2011......................... 0.75% to 2.55%  2,683,707 30.56 to  9.00  63,442   1.24%       9.03% to    7.06%
   2010......................... 0.75% to 2.55%  3,101,450 28.03 to  8.41  66,608   1.75%      27.98% to   25.66%
   2009......................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910   5.16%      34.75% to   32.30%
   2008......................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712   4.77%    (36.51)% to (37.67)%
 S&P 500(R) Index Fund
   2012......................... 0.75% to 2.55%  9,702,710 10.97 to  9.22 150,686   1.91%      14.83% to   12.74%
   2011......................... 0.75% to 2.55% 10,777,158  9.55 to  8.18 148,251   1.73%       0.94% to  (0.88)%
   2010......................... 0.75% to 2.55% 13,356,583  9.46 to  8.25 181,301   1.76%      13.98% to   11.91%
   2009......................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908   2.13%      25.35% to   23.08%
   2008......................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731   1.86%    (37.87)% to (39.00)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                               EXPENSE AS A                                        INVESTMENT
                               % OF AVERAGE                             NET ASSETS   INCOME
                              NET ASSETS (1)    UNITS      UNIT VALUE      000S    RATIO (2)    TOTAL RETURN (3)
                              -------------- ----------- -------------- ---------- ---------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2012...................... 1.15% to 2.30%   1,896,838 20.84 to 12.56    36,787    0.01%      13.25% to   11.93%
   2011...................... 1.15% to 2.30%   2,406,365 18.40 to 11.22    41,381    0.00%       1.95% to    0.76%
   2010...................... 1.15% to 2.30%   2,926,019 18.05 to 11.14    49,614    0.17%      26.01% to   24.54%
   2009...................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754    0.00%      29.38% to   27.87%
   2008...................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525    0.45%    (38.31)% to (39.03)%
 Total Return Fund --
   Class 1 Shares
   2012...................... 0.75% to 2.30%  73,850,035 14.43 to 11.47   994,987    1.54%      11.70% to    9.96%
   2011...................... 0.75% to 2.30%  81,217,505 12.92 to 10.43   985,186    1.68%     (3.57)% to  (5.08)%
   2010...................... 0.75% to 2.30%  89,029,365 13.40 to 10.99 1,128,019    1.39%       8.82% to    7.12%
   2009...................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739    1.60%      19.90% to   18.03%
   2008...................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290    1.97%    (29.81)% to (30.91)%
 Total Return Fund --
   Class 3 Shares
   2012...................... 1.45% to 2.55%  98,775,639 11.00 to  9.28   997,523    1.29%      10.62% to    9.38%
   2011...................... 1.45% to 2.55% 110,528,192  9.94 to  8.48 1,014,142    1.45%     (4.50)% to  (5.56)%
   2010...................... 1.45% to 2.55% 120,773,570 10.41 to  8.98 1,166,699    1.17%       7.78% to    6.58%
   2009...................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078    1.46%      18.82% to   17.50%
   2008...................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211    2.22%    (30.39)% to (31.17)%
 U.S. Equity Fund -- Class 1
   Shares
   2012...................... 0.75% to 1.85%   2,146,107 12.02 to 11.97    25,799    1.22%      14.93% to   13.65%
   2011...................... 0.75% to 1.85%   2,531,170 10.45 to 10.53    26,806    0.71%     (3.64)% to  (4.70)%
   2010...................... 0.75% to 1.85%   3,017,807 10.85 to 11.05    33,498    0.96%       9.44% to    8.22%
   2009...................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983    1.15%      30.64% to   29.19%
   2008...................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569    1.00%    (36.54)% to (37.30)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Large Cap
   Value Fund --
   Institutional Shares
   2012...................... 1.15% to 1.60%     838,830 11.09 to 10.79     9,408    1.32%      17.75% to   17.22%
   2011...................... 1.15% to 1.60%   1,018,930  9.42 to  9.21     9,728    1.14%     (8.12)% to  (8.53)%
   2010...................... 1.15% to 1.60%   1,197,528 10.25 to 10.07    12,515    0.75%       9.92% to    9.42%
   2009...................... 1.15% to 1.60%   1,447,301  9.33 to  9.20    13,793    1.71%      16.96% to   16.43%
   2008...................... 1.15% to 1.60%   1,745,320  7.98 to  7.90    14,264    1.68%    (35.28)% to (35.57)%
 Goldman Sachs Mid Cap
   Value Fund
   2012...................... 1.15% to 2.30%   2,244,886 25.67 to 12.29    53,736    1.12%      17.10% to   15.74%
   2011...................... 1.15% to 2.30%   2,611,778 21.92 to 10.62    53,592    0.71%     (7.45)% to  (8.53)%
   2010...................... 1.15% to 2.30%   3,088,859 23.68 to 11.61    69,078    0.66%      23.56% to   22.13%
   2009...................... 1.15% to 2.30%   3,701,268 19.17 to  9.50    67,223    1.73%      31.62% to   30.09%
   2008...................... 1.15% to 2.30%   4,712,147 14.56 to  7.30    65,457    0.93%    (37.78)% to (38.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Goldman Sachs Money Market
   Fund -- Service Shares
   2012 (4)....................... 0.75% to 2.55% 20,290,027  9.97 to  9.89 201,609   0.00%     (0.74)% to  (2.53)%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2012........................... 1.45% to 2.20%    332,979 13.96 to 12.62   4,553   4.76%       3.80% to    3.01%
   2011........................... 1.45% to 2.20%    399,516 13.45 to 12.25   5,280   5.58%       5.90% to    5.10%
   2010........................... 1.45% to 2.20%    452,511 12.70 to 11.65   5,666   4.11%       7.65% to    6.83%
   2009........................... 1.45% to 2.20%    329,250 11.80 to 10.91   3,853   4.69%       8.06% to    7.24%
   2008........................... 1.45% to 2.20%    161,934 10.92 to 10.17   1,758   5.61%     (0.16)% to  (0.92)%
 JPMorgan Insurance Trust
   Equity Index Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%    145,802 11.18 to  9.40   1,581   1.85%      13.90% to   13.03%
   2011........................... 1.45% to 2.20%    225,476  9.81 to  8.32   2,156   1.70%       0.24% to  (0.53)%
   2010........................... 1.45% to 2.20%    237,662  9.79 to  8.36   2,277   2.27%      12.75% to   11.89%
   2009........................... 1.45% to 2.20%     90,122  8.68 to  7.48     770   2.59%      24.60% to   23.66%
   2008........................... 1.45% to 2.20%     88,270  6.97 to  6.05     607   1.88%    (38.12)% to (38.59)%
 JPMorgan Insurance Trust
   International Equity Portfolio
   -- Class 1
   2012........................... 1.45% to 2.05%      5,509 15.32 to 14.98      83   2.17%      19.30% to   18.58%
   2011........................... 1.45% to 2.05%      6,457 12.84 to 12.63      82   2.00%    (12.73)% to (13.26)%
   2010........................... 1.45% to 2.05%      7,480 14.71 to 14.56     109   0.24%       5.61% to    4.96%
   2009 (4)....................... 1.45% to 2.05%      7,443 13.93 to 13.87     103   1.54%      61.67% to   60.69%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio --
   Class 1
   2012........................... 1.45% to 2.20%     59,173 11.73 to 10.29     673   0.73%      14.61% to   13.74%
   2011........................... 1.45% to 2.20%     57,894 10.23 to  9.05     578   0.94%       0.38% to  (0.38)%
   2010........................... 1.45% to 2.20%     56,215 10.20 to  9.09     561   1.13%      14.42% to   13.55%
   2009........................... 1.45% to 2.20%    102,156  8.91 to  8.00     895   0.80%      32.37% to   31.37%
   2008........................... 1.45% to 2.20%    115,124  6.73 to  6.09     765   0.94%    (40.10)% to (40.56)%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio
   -- Class 1
   2012........................... 1.45% to 2.20%     47,610 10.99 to  9.41     507   0.81%      14.44% to   13.57%
   2011........................... 1.45% to 2.20%     58,290  9.60 to  8.29     545   0.81%     (2.95)% to  (3.69)%
   2010........................... 1.45% to 2.20%     59,378  9.89 to  8.60     575   1.32%      17.79% to   16.90%
   2009........................... 1.45% to 2.20%     42,682  8.40 to  7.36     352   1.58%      33.70% to   32.68%
   2008........................... 1.45% to 2.20%     48,767  6.28 to  5.55     302   0.61%    (39.70)% to (40.16)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 JPMorgan Insurance Trust Mid
   Cap Growth Portfolio --
   Class 1
   2012........................ 1.45% to 2.20%     43,485 11.82 to 10.57     498   0.00%      14.42% to   13.55%
   2011........................ 1.45% to 2.20%     51,330 10.33 to  9.31     516   0.00%     (7.51)% to  (8.21)%
   2010........................ 1.45% to 2.20%     50,225 11.17 to 10.14     549   0.00%      23.81% to   22.87%
   2009........................ 1.45% to 2.20%     39,582  9.02 to  8.26     351   0.00%      40.97% to   39.89%
   2008........................ 1.45% to 2.20%     48,142  6.40 to  5.90     304   0.00%    (44.60)% to (45.03)%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio --
   Class 1
   2012........................ 1.45% to 2.05%      5,607 18.73 to 18.31     104   1.07%      18.63% to   17.90%
   2011........................ 1.45% to 2.05%      7,510 15.79 to 15.53     118   1.46%       0.68% to    0.07%
   2010........................ 1.45% to 2.05%      9,981 15.68 to 15.52     156   1.18%      21.67% to   20.93%
   2009 (4).................... 1.45% to 2.05%     11,666 12.89 to 12.84     150   0.00%      44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core Portfolio --
   Class 1
   2012........................ 1.45% to 1.45%      2,639 17.93 to 17.93      47   0.25%      17.99% to   17.99%
   2011........................ 1.45% to 1.45%      1,671 15.20 to 15.20      25   0.13%     (6.15)% to  (6.15)%
   2010........................ 1.45% to 1.45%      1,863 16.19 to 16.19      30   0.00%      25.28% to   25.28%
   2009 (4).................... 1.45% to 1.45%      1,484 12.93 to 12.93      19   0.24%      45.02% to   45.02%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2012........................ 1.45% to 2.20%    121,740 12.73 to 10.42   1,501   1.48%      15.94% to   15.05%
   2011........................ 1.45% to 2.20%    201,928 10.98 to  9.05   2,161   1.13%     (3.29)% to  (4.02)%
   2010........................ 1.45% to 2.20%    198,265 11.36 to  9.43   2,201   0.93%      11.93% to   11.08%
   2009........................ 1.45% to 2.20%     88,611 10.14 to  8.49     883   2.76%      31.74% to   30.74%
   2008........................ 1.45% to 2.20%     99,638  7.70 to  6.49     757   1.07%    (35.75)% to (36.24)%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2012........................ 1.15% to 1.60%  3,628,099 39.84 to 17.35  97,256   2.77%      12.31% to   11.80%
   2011........................ 1.15% to 1.60%  4,272,526 35.48 to 15.52 101,967   2.39%       0.47% to    0.02%
   2010........................ 1.15% to 1.60%  5,017,078 35.31 to 15.51 118,984   2.76%       7.14% to    6.66%
   2009........................ 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542   2.97%      24.44% to   23.88%
   2008........................ 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794   2.59%    (16.81)% to (17.18)%
 Balanced Portfolio -- Service
   Shares
   2012........................ 1.45% to 2.55%  9,214,179 17.81 to 11.86 129,506   2.48%      11.73% to   10.48%
   2011........................ 1.45% to 2.55% 10,546,753 15.94 to 10.73 133,861   2.12%     (0.11)% to  (1.22)%
   2010........................ 1.45% to 2.55% 12,439,882 15.96 to 10.86 159,866   2.50%       6.55% to    5.36%
   2009........................ 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934   2.76%      23.76% to   22.38%
   2008........................ 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923   2.47%    (17.28)% to (18.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                             NET    INVESTMENT
                                    % OF AVERAGE                            ASSETS    INCOME
                                   NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 Enterprise Portfolio --
   Institutional Shares
   2012........................... 1.15% to 1.60%  1,947,561 46.19 to 13.14  49,303   0.00%      15.94% to   15.41%
   2011........................... 1.15% to 1.60%  2,230,940 39.84 to 11.38  49,328   0.00%     (2.55)% to  (2.99)%
   2010........................... 1.15% to 1.60%  2,737,583 40.89 to 11.73  60,955   0.07%      24.40% to   23.84%
   2009........................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175   0.00%      43.16% to   42.51%
   2008........................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389   0.24%    (44.37)% to (44.62)%
 Enterprise Portfolio -- Service
   Shares
   2012........................... 1.50% to 1.70%    552,725  7.08 to  6.90   4,412   0.00%      15.23% to   14.99%
   2011........................... 1.50% to 1.70%    733,829  6.14 to  6.00   5,082   0.00%     (3.12)% to  (3.32)%
   2010........................... 1.50% to 1.70%    936,942  6.34 to  6.21   6,789   0.00%      23.64% to   23.39%
   2009........................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281   0.00%      42.28% to   41.99%
   2008........................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484   0.06%    (44.70)% to (44.81)%
 Flexible Bond Portfolio --
   Institutional Shares
   2012........................... 0.75% to 1.60%    918,120 21.35 to 19.17  21,722   3.43%       7.52% to    6.60%
   2011........................... 0.75% to 1.60%  1,004,124 19.85 to 17.98  22,217   3.73%       5.95% to    5.04%
   2010........................... 0.75% to 1.60%  1,179,594 18.74 to 17.12  24,777   3.79%       7.16% to    6.25%
   2009........................... 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360   4.63%      12.37% to   11.41%
   2008........................... 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047   4.17%       5.23% to    4.33%
 Forty Portfolio -- Institutional
   Shares
   2012........................... 0.75% to 1.60%  1,936,175 12.61 to 14.10  41,380   0.69%      23.23% to   22.17%
   2011........................... 0.75% to 1.60%  2,269,593 10.24 to 11.54  39,819   0.37%     (7.39)% to  (8.18)%
   2010........................... 0.75% to 1.60%  2,758,731 11.05 to 12.57  53,004   0.34%       5.95% to    5.05%
   2009........................... 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427   0.04%      45.24% to   44.00%
   2008........................... 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408   0.14%    (44.57)% to (45.04)%
 Forty Portfolio -- Service
   Shares
   2012........................... 1.45% to 2.55%  4,586,883 20.19 to 11.01  52,690   0.56%      22.06% to   20.69%
   2011........................... 1.45% to 2.55%  4,630,163 16.54 to  9.12  44,050   0.25%     (8.29)% to  (9.31)%
   2010........................... 1.45% to 2.55%  5,164,331 18.04 to 10.06  54,511   0.19%       4.94% to    3.77%
   2009........................... 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822   0.01%      43.90% to   42.29%
   2008........................... 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068   0.01%    (45.12)% to (45.73)%
 Global Technology Portfolio --
   Service Shares
   2012........................... 1.15% to 1.70%  1,075,593  5.64 to  5.14   5,799   0.00%      17.77% to   17.12%
   2011........................... 1.15% to 1.70%  1,319,545  4.79 to  4.39   6,061   0.00%     (9.71)% to (10.21)%
   2010........................... 1.15% to 1.70%  1,601,174  5.30 to  4.89   8,156   0.00%      22.97% to   22.28%
   2009........................... 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001   0.00%      55.09% to   54.23%
   2008........................... 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648   0.09%    (44.62)% to (44.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                       EXPENSE AS A                            NET   INVESTMENT
                                       % OF AVERAGE                           ASSETS   INCOME
                                      NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Portfolio -- Institutional
   Shares
   2012.............................. 1.15% to 1.60% 2,894,203 28.92 to  9.53 49,944   0.54%      17.22% to   16.69%
   2011.............................. 1.15% to 1.60% 3,370,388 24.67 to  8.17 49,568   0.58%     (6.39)% to  (6.81)%
   2010.............................. 1.15% to 1.60% 4,095,798 26.35 to  8.76 63,582   1.08%      13.20% to   12.69%
   2009.............................. 1.15% to 1.60% 4,891,848 23.28 to  7.78 67,179   0.54%      34.78% to   34.17%
   2008.............................. 1.15% to 1.60% 5,587,425 17.27 to  5.80 57,089   0.72%    (40.42)% to (40.68)%
 Janus Portfolio -- Service Shares
   2012.............................. 1.50% to 1.70%   509,550  7.26 to  7.07  3,839   0.43%      16.51% to   16.27%
   2011.............................. 1.50% to 1.70%   633,398  6.23 to  6.08  4,115   0.44%     (6.95)% to  (7.14)%
   2010.............................. 1.50% to 1.70%   771,277  6.69 to  6.55  5,366   0.36%      12.55% to   12.32%
   2009.............................. 1.50% to 1.70%   975,931  5.95 to  5.83  6,057   0.39%      33.97% to   33.70%
   2008.............................. 1.50% to 1.70% 1,178,442  4.44 to  4.36  5,486   0.58%    (40.77)% to (40.89)%
 Overseas Portfolio -- Institutional
   Shares
   2012.............................. 0.75% to 1.60% 1,713,077 14.52 to 21.94 50,314   0.68%      12.61% to   11.65%
   2011.............................. 0.75% to 1.60% 2,051,624 12.89 to 19.65 53,699   0.47%    (32.68)% to (33.25)%
   2010.............................. 0.75% to 1.60% 2,537,925 19.15 to 29.44 99,035   0.68%      24.37% to   23.31%
   2009.............................. 0.75% to 1.60% 2,970,025 15.40 to 23.87 93,941   0.56%      78.21% to   76.69%
   2008.............................. 0.75% to 1.60% 3,413,992  8.64 to 13.51 60,693   2.75%    (52.47)% to (52.88)%
 Overseas Portfolio -- Service
   Shares
   2012.............................. 1.45% to 2.10%   448,452 28.62 to 18.74  6,292   0.59%      11.54% to   10.80%
   2011.............................. 1.45% to 2.10%   591,517 25.66 to 16.92  7,619   0.38%    (33.32)% to (33.76)%
   2010.............................. 1.45% to 2.10%   820,795 38.48 to 25.54 15,993   0.52%      23.21% to   22.40%
   2009.............................. 1.45% to 2.10% 1,103,878 31.24 to 20.86 17,431   0.40%      76.48% to   75.31%
   2008.............................. 1.45% to 2.10% 1,331,312 17.70 to 11.90 11,958   2.68%    (52.92)% to (53.24)%
 Worldwide Portfolio --
   Institutional Shares
   2012.............................. 1.15% to 1.60% 2,560,336 32.69 to  9.64 51,867   0.85%      18.69% to   18.16%
   2011.............................. 1.15% to 1.60% 2,980,577 27.54 to  8.16 51,192   0.57%    (14.73)% to (15.12)%
   2010.............................. 1.15% to 1.60% 3,542,088 32.30 to  9.61 70,639   0.61%      14.50% to   13.99%
   2009.............................. 1.15% to 1.60% 4,069,088 28.21 to  8.43 70,423   1.41%      36.12% to   35.50%
   2008.............................. 1.15% to 1.60% 4,749,869 20.72 to  6.22 60,413   1.16%    (45.30)% to (45.55)%
 Worldwide Portfolio -- Service
   Shares
   2012.............................. 1.50% to 1.70%   697,274  6.23 to  6.08  4,576   0.74%      18.06% to   17.82%
   2011.............................. 1.50% to 1.70%   891,449  5.28 to  5.16  4,956   0.47%    (15.28)% to (15.45)%
   2010.............................. 1.50% to 1.70% 1,036,356  6.23 to  6.10  6,800   0.48%      13.79% to   13.56%
   2009.............................. 1.50% to 1.70% 1,278,506  5.48 to  5.37  7,398   1.26%      35.34% to   35.07%
   2008.............................. 1.50% to 1.70% 1,533,563  4.05 to  3.98  6,583   0.98%    (45.64)% to (45.75)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                    EXPENSE AS A                            NET   INVESTMENT
                                    % OF AVERAGE                           ASSETS   INCOME
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class II
   2012........................... 1.45% to 2.30%   290,638 17.59 to 11.83  4,805   0.13%      16.74% to   15.73%
   2011........................... 1.45% to 2.30%   382,148 15.07 to 10.22  5,388   0.00%       0.68% to  (0.18)%
   2010........................... 1.45% to 2.30%   426,545 14.97 to 10.24  5,856   0.00%      22.91% to   21.85%
   2009........................... 1.45% to 2.30%   547,645 12.18 to  8.41  6,069   0.00%      32.25% to   31.11%
   2008........................... 1.45% to 2.30%   686,157  9.21 to  6.41  5,736   0.00%    (41.44)% to (41.95)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class I
   2012........................... 1.15% to 1.60%   585,520 10.46 to 10.20  6,014   3.00%      12.89% to   12.38%
   2011........................... 1.15% to 1.60%   557,518  9.27 to  9.07  5,086   3.52%       6.66% to    6.18%
   2010........................... 1.15% to 1.60%   543,444  8.69 to  8.55  4,661   3.77%      10.97% to   10.47%
   2009........................... 1.15% to 1.60%   709,576  7.83 to  7.74  5,503   3.20%      21.49% to   20.94%
   2008........................... 1.15% to 1.60%   825,947  6.45 to  6.40  5,292   0.95%    (35.77)% to (36.06)%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II
   2012........................... 1.45% to 2.45%   724,572 10.22 to  9.64  7,181   2.70%      12.42% to   11.28%
   2011........................... 1.45% to 2.45%   805,885  9.09 to  8.66  7,131   2.95%       6.15% to    5.08%
   2010........................... 1.45% to 2.45%   952,213  8.56 to  8.25  7,983   3.72%      10.49% to    9.37%
   2009........................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872   3.21%      20.85% to   19.63%
   2008........................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715   0.97%    (35.90)% to (36.55)%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I
   2012........................... 1.45% to 2.30%   691,272  9.11 to  8.68  6,251   1.62%      13.31% to   12.33%
   2011........................... 1.45% to 2.30%   823,601  8.04 to  7.72  6,578   1.24%     (7.55)% to  (8.35)%
   2010........................... 1.45% to 2.30% 1,013,465  8.70 to  8.43  8,765   1.62%      14.91% to   13.92%
   2009........................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226   1.33%      27.48% to   26.38%
   2008........................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415   1.63%    (37.50)% to (38.04)%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I
   2012........................... 1.15% to 1.60%   595,426 20.10 to 14.09 10,197   2.25%      15.16% to   14.64%
   2011........................... 1.15% to 1.60%   672,455 17.46 to 12.29 10,003   2.22%       3.75% to    3.28%
   2010........................... 1.15% to 1.60%   755,761 16.82 to 11.90 10,871   2.91%       8.21% to    7.72%
   2009........................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860   1.84%      23.07% to   22.51%
   2008........................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556   1.10%    (36.37)% to (36.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Legg Mason Partners Variable
  Income Trust
 Western Asset Variable Strategic
   Bond Portfolio -- Class I
   2012............................ 1.15% to 1.60%   815,687 18.84 to 17.15 14,576   2.72%       6.52% to    6.05%
   2011............................ 1.15% to 1.60%   849,416 17.68 to 16.18 14,295   3.58%       5.65% to    5.17%
   2010............................ 1.15% to 1.60%   916,784 16.74 to 15.38 14,572   2.66%      10.54% to   10.04%
   2009............................ 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214   4.36%      20.41% to   19.87%
   2008............................ 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422   5.45%    (17.98)% to (18.35)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2012............................ 1.45% to 2.30%   935,280 15.67 to 12.15  8,671   0.22%      14.99% to   13.99%
   2011............................ 1.45% to 2.30% 1,156,186 13.63 to 10.66  9,468   0.25%     (1.08)% to  (1.93)%
   2010............................ 1.45% to 2.30% 1,375,271 13.77 to 10.87 11,452   0.30%      10.53% to    9.57%
   2009............................ 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156   0.45%      37.08% to   35.90%
   2008............................ 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423   0.30%    (37.90)% to (38.43)%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2012............................ 1.45% to 1.95%   645,995 16.40 to 12.91  7,265   0.71%      17.11% to   16.51%
   2011............................ 1.45% to 1.95%   809,245 14.00 to 11.08  7,830   0.73%     (3.83)% to  (4.32)%
   2010............................ 1.45% to 1.95% 1,013,295 14.56 to 11.58 10,256   1.03%       9.27% to    8.72%
   2009............................ 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262   1.33%      24.72% to   24.09%
   2008............................ 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745   0.53%    (34.22)% to (34.56)%
 MFS(R) New Discovery Series --
   Service Class Shares
   2012............................ 1.15% to 2.30% 1,502,506 21.47 to 15.08 21,100   0.00%      19.50% to   18.11%
   2011............................ 1.15% to 2.30% 1,887,765 17.96 to 12.77 22,864   0.00%    (11.52)% to (12.55)%
   2010............................ 1.15% to 2.30% 2,259,582 20.30 to 14.60 31,137   0.00%      34.38% to   32.82%
   2009............................ 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923   0.00%      61.05% to   59.18%
   2008............................ 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141   0.00%    (40.22)% to (40.91)%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2012............................ 1.45% to 1.45%     4,797 15.14 to 15.14     73   5.69%       9.00% to    9.00%
   2011............................ 1.45% to 1.45%     5,605 13.89 to 13.89     78   5.36%       3.02% to    3.02%
   2010............................ 1.45% to 1.45%     5,711 13.48 to 13.48     77   4.19%       8.20% to    8.20%
   2009............................ 1.45% to 2.20%    37,014 12.46 to 10.32    425   9.57%      22.09% to   21.16%
   2008............................ 1.45% to 2.20%    40,658 10.21 to  8.52    387   1.52%    (13.54)% to (14.20)%
 MFS(R) Total Return Series --
   Service Class Shares
   2012............................ 1.45% to 2.55% 5,307,438 14.72 to  9.66 60,562   2.53%       9.32% to    8.10%
   2011............................ 1.45% to 2.55% 5,998,409 13.47 to  8.94 63,219   2.32%       0.12% to  (1.00)%
   2010............................ 1.45% to 2.55% 7,134,030 13.45 to  9.03 75,384   2.53%       8.04% to    6.84%
   2009............................ 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982   3.27%      16.02% to   14.72%
   2008............................ 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746   2.88%    (23.45)% to (24.30)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                      EXPENSE AS A                            NET   INVESTMENT
                                      % OF AVERAGE                           ASSETS   INCOME
                                     NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                     -------------- --------- -------------- ------ ---------- --------------------
 MFS(R) Utilities Series -- Service
   Class Shares
   2012............................. 1.45% to 2.30% 1,301,678 30.81 to 16.08 26,138   6.30%      11.57% to   10.60%
   2011............................. 1.45% to 2.30% 1,666,379 27.62 to 14.53 30,051   2.93%       4.97% to    4.06%
   2010............................. 1.45% to 2.20% 1,920,129 26.31 to 16.02 33,264   3.13%      11.87% to   11.02%
   2009............................. 1.45% to 2.20% 2,321,427 23.52 to 14.43 36,538   4.83%      30.94% to   29.95%
   2008............................. 1.45% to 2.20% 2,903,994 17.96 to 11.11 35,664   1.34%    (38.71)% to (39.18)%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/VA
   -- Non-Service Shares
   2012............................. 1.15% to 1.60%   637,284 37.48 to 11.74 15,035   1.32%      11.04% to   10.54%
   2011............................. 1.15% to 1.60%   765,176 33.76 to 10.62 15,912   2.34%     (0.44)% to  (0.88)%
   2010............................. 1.15% to 1.60%   875,761 33.91 to 10.71 18,467   1.47%      11.62% to   11.11%
   2009............................. 1.15% to 1.60% 1,080,019 30.38 to  9.64 19,935   0.00%      20.49% to   19.95%
   2008............................. 1.15% to 1.60% 1,361,701 25.21 to  8.04 20,718   3.05%    (44.12)% to (44.38)%
 Oppenheimer Balanced Fund/VA
   -- Service Shares
   2012............................. 1.45% to 2.55% 3,499,655 10.07 to  7.40 30,730   1.19%      10.48% to    9.24%
   2011............................. 1.45% to 2.55% 4,129,168  9.12 to  6.78 33,312   2.12%     (1.07)% to  (2.17)%
   2010............................. 1.45% to 2.55% 4,785,055  9.22 to  6.93 39,331   1.18%      11.04% to    9.81%
   2009............................. 1.45% to 2.55% 5,204,659  8.30 to  6.31 38,589   0.00%      19.84% to   18.50%
   2008............................. 1.45% to 2.55% 5,107,592  6.93 to  5.33 32,033   2.56%    (44.43)% to (45.06)%
 Oppenheimer Capital
   Appreciation Fund/VA -- Non-
   Service Shares
   2012............................. 1.15% to 1.60% 1,263,178 62.45 to 11.64 34,442   0.66%      12.80% to   12.29%
   2011............................. 1.15% to 1.60% 1,453,746 55.37 to 10.37 35,089   0.38%     (2.28)% to  (2.72)%
   2010............................. 1.15% to 1.60% 1,670,872 56.66 to 10.66 42,219   0.18%       8.16% to    7.67%
   2009............................. 1.15% to 1.60% 2,013,353 52.39 to  9.90 47,003   0.33%      42.86% to   42.21%
   2008............................. 1.15% to 1.60% 2,410,505 36.67 to  6.96 39,245   0.15%    (46.15)% to (46.39)%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2012............................. 1.45% to 2.10%   477,818 14.20 to 10.57  6,124   0.40%      12.15% to   11.41%
   2011............................. 1.45% to 2.10%   618,224 12.66 to  9.48  7,046   0.11%     (2.80)% to  (3.44)%
   2010............................. 1.45% to 2.10%   748,903 13.02 to  9.82  8,938   0.00%       7.56% to    6.85%
   2009............................. 1.45% to 2.10%   894,281 12.11 to  9.19 10,092   0.01%      42.06% to   41.13%
   2008............................. 1.45% to 2.10%   877,284  8.52 to  6.03  7,287   0.00%    (46.45)% to (46.81)%
 Oppenheimer Core Bond Fund/
   VA -- Non-Service Shares
   2012............................. 1.15% to 1.60% 1,006,154 26.05 to 11.12 17,193   4.88%       9.02% to    8.53%
   2011............................. 1.15% to 1.60% 1,125,367 23.90 to 10.24 17,717   6.03%       7.03% to    6.54%
   2010............................. 1.15% to 1.60% 1,318,800 22.33 to  9.62 19,585   1.89%      10.13% to    9.64%
   2009............................. 1.15% to 1.60% 1,526,681 20.27 to  8.77 20,608   0.00%       8.35% to    7.86%
   2008............................. 1.15% to 1.60% 1,873,787 18.71 to  8.13 23,110   4.96%    (39.75)% to (40.02)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                 EXPENSE AS A                             NET    INVESTMENT
                                 % OF AVERAGE                            ASSETS    INCOME
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- ---------- --------------------
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  6,809,551 22.28 to  9.20  87,759   1.96%      19.19% to   17.86%
   2011........................ 1.45% to 2.55%  8,427,683 18.69 to  7.80  91,537   1.09%     (9.85)% to (10.86)%
   2010........................ 1.45% to 2.55%  9,262,736 20.73 to  8.75 114,692   1.24%      14.03% to   12.76%
   2009........................ 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762   1.97%      37.33% to   35.80%
   2008........................ 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007   1.16%    (41.20)% to (41.86)%
 Oppenheimer Global Strategic
   Income Fund/VA -- Non-
   Service Shares
   2012 (4).................... 1.15% to 1.60%    708,497 10.16 to 10.15   7,194   0.00%       8.96% to    8.48%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2012........................ 1.45% to 2.55%  9,848,658 15.47 to  9.05 103,179   0.63%      14.91% to   13.63%
   2011........................ 1.45% to 2.55% 19,633,750 13.46 to  7.97 178,430   0.59%     (1.76)% to  (2.85)%
   2010........................ 1.45% to 2.55% 21,482,149 13.70 to  8.20 199,988   0.92%      14.15% to   12.87%
   2009........................ 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473   1.62%      26.14% to   24.73%
   2008........................ 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330   0.85%    (39.52)% to (40.19)%
 Oppenheimer Main Street
   Small- & Mid-Cap Fund(R)/
   VA -- Service Shares
   2012........................ 1.45% to 2.55%  7,464,719 21.32 to  9.49  95,846   0.33%      15.96% to   14.66%
   2011........................ 1.45% to 2.55%  8,847,664 18.38 to  8.27  99,655   0.40%     (3.80)% to  (4.87)%
   2010........................ 1.45% to 2.55%  9,545,251 19.11 to  8.70 113,141   0.25%      21.27% to   19.92%
   2009........................ 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935   0.66%      34.90% to   33.39%
   2008........................ 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361   0.26%    (38.90)% to (39.59)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Non-Service Shares
   2012........................ 1.15% to 1.60%    966,629 52.30 to 10.77  26,703   0.00%      15.10% to   14.58%
   2011........................ 1.15% to 1.60%  1,083,970 45.44 to  9.40  26,518   0.00%     (0.06)% to  (0.52)%
   2010........................ 1.15% to 1.60%  1,116,144 45.47 to  9.45  29,147   0.00%      26.00% to   25.43%
   2009........................ 1.15% to 1.60%  1,303,483 36.09 to  7.53  26,548   0.00%      31.08% to   30.49%
   2008........................ 1.15% to 1.60%  1,528,898 27.53 to  5.77  23,783   0.00%    (49.66)% to (49.88)%
 Oppenheimer Small- & Mid-
   Cap Growth Fund/VA --
   Service Shares
   2012........................ 1.45% to 1.85%    199,354 15.34 to 11.77   3,033   0.00%      14.48% to   14.01%
   2011........................ 1.45% to 1.95%    222,566 13.40 to  9.73   2,955   0.00%     (0.62)% to  (1.13)%
   2010........................ 1.45% to 1.95%    225,234 13.48 to  9.84   3,002   0.00%      25.32% to   24.68%
   2009........................ 1.45% to 1.95%    215,778 10.76 to  7.89   2,296   0.00%      30.34% to   29.68%
   2008........................ 1.45% to 1.95%    246,430  8.25 to  6.09   2,009   0.00%    (49.95)% to (50.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                  EXPENSE AS A                             NET    INVESTMENT
                                  % OF AVERAGE                            ASSETS    INCOME
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   RATIO (2)    TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2012......................... 1.45% to 2.20%  1,909,474 14.36 to 13.22  27,015   4.78%      13.14% to   12.28%
   2011......................... 1.45% to 2.45%  1,500,409 12.69 to 11.61  18,768   7.38%       0.45% to  (0.57)%
   2010......................... 1.45% to 2.20%  1,941,939 12.64 to 12.10  24,305   7.74%      11.37% to   10.52%
   2009......................... 1.45% to 2.20%    965,004 11.35 to 10.95  10,837   6.83%      19.67% to   18.76%
   2008......................... 1.45% to 2.20%  1,019,981  9.48 to  9.22   9,607   5.38%    (17.13)% to (17.76)%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2012......................... 1.50% to 1.70%    265,684 17.57 to 17.13   4,617   2.27%       9.18% to    8.96%
   2011......................... 1.50% to 1.70%    267,219 16.09 to 15.72   4,250   2.12%       5.16% to    4.95%
   2010......................... 1.50% to 1.70%    329,160 15.30 to 14.98   4,985   1.85%       6.86% to    6.65%
   2009......................... 1.50% to 1.70%    377,728 14.32 to 14.04   5,351   3.39%      13.86% to   13.63%
   2008......................... 1.50% to 1.70%    442,196 12.57 to 12.36   5,501   3.05%     (3.86)% to  (4.05)%
 High Yield Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55%  5,236,457 17.79 to 12.54  87,908   5.78%      12.64% to   11.38%
   2011......................... 1.45% to 2.55%  6,538,056 15.80 to 11.25  95,330   6.96%       1.85% to    0.71%
   2010......................... 1.45% to 2.55%  7,853,172 15.51 to 11.18 113,843   7.26%      12.81% to   11.55%
   2009......................... 1.45% to 2.55%  8,517,858 13.75 to 10.02 113,504   8.70%      38.23% to   36.69%
   2008......................... 1.45% to 2.55%  7,997,415  9.95 to  7.33  77,572   7.68%    (24.62)% to (25.46)%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2012......................... 1.45% to 2.55%  1,598,800 18.43 to 15.54  34,401   2.16%       2.92% to    1.76%
   2011......................... 1.45% to 2.55%  1,942,373 17.91 to 15.27  41,059   2.78%      25.99% to   24.59%
   2010......................... 1.45% to 2.55%  2,490,396 14.21 to 12.26  41,299   3.74%       9.99% to    8.76%
   2009......................... 1.45% to 2.55%  5,493,956 12.92 to 11.27  75,552   3.76%     (5.77)% to  (6.82)%
   2008......................... 1.45% to 2.55%  5,739,941 13.71 to 12.10  88,048   3.70%      15.60% to   14.31%
 Low Duration Portfolio --
   Administrative Class Shares
   2012......................... 1.45% to 2.55% 17,628,881 12.80 to 11.61 214,455   1.91%       4.31% to    3.15%
   2011......................... 1.45% to 2.55% 19,503,793 12.27 to 11.25 227,805   1.68%     (0.35)% to  (1.46)%
   2010......................... 1.45% to 2.55% 21,125,272 12.32 to 11.42 248,281   1.62%       3.76% to    2.60%
   2009......................... 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887   3.48%      11.68% to   10.43%
   2008......................... 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038   4.03%     (1.86)% to  (2.96)%
 Total Return Portfolio --
   Administrative Class Shares
   2012......................... 1.15% to 2.55% 24,948,963 16.23 to 13.55 402,605   2.57%       8.32% to    6.79%
   2011......................... 1.15% to 2.55% 26,341,332 14.98 to 12.69 392,665   2.62%       2.42% to    0.97%
   2010......................... 1.15% to 2.55% 31,591,358 14.63 to 12.57 464,840   2.41%       6.86% to    5.35%
   2009......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290   5.20%      12.73% to   11.13%
   2008......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751   4.46%       3.59% to    2.12%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                     EXPENSE AS A                            NET   INVESTMENT
                                     % OF AVERAGE                           ASSETS   INCOME
                                    NET ASSETS (1)   UNITS     UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund...........
   2012............................ 1.45% to 1.85%   588,292 19.30 to 14.24  4,281   0.00%      15.07% to   14.61%
   2011............................ 1.45% to 1.95%   885,389 16.78 to 13.50  5,139   0.00%       0.69% to    0.18%
   2010............................ 1.45% to 2.10%   830,325 16.66 to 12.18  5,295   0.00%      16.77% to   16.00%
   2009............................ 1.45% to 2.10% 1,209,561 14.27 to 10.50  6,737   0.00%      49.80% to   48.81%
   2008............................ 1.45% to 2.20% 1,299,162  9.52 to  7.71  4,760   0.15%    (42.76)% to (43.19)%
The Alger Portfolios
 Alger Large Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 2,080,239 22.36 to  9.64 30,100   1.15%       8.60% to    8.11%
   2011............................ 1.15% to 1.60% 2,429,489 20.59 to  8.92 32,583   1.01%     (1.49)% to  (1.94)%
   2010............................ 1.15% to 1.60% 2,853,332 20.90 to  9.09 38,885   0.75%      12.08% to   11.58%
   2009............................ 1.15% to 1.60% 3,296,237 18.65 to  8.15 40,195   0.66%      45.88% to   45.22%
   2008............................ 1.15% to 1.60% 3,822,849 12.78 to  5.61 32,079   0.23%    (46.78)% to (47.02)%
 Alger Small Cap Growth Portfolio
   -- Class I-2 Shares
   2012............................ 1.15% to 1.60% 1,903,977 16.23 to 12.18 27,092   0.00%      11.20% to   10.70%
   2011............................ 1.15% to 1.60% 2,224,487 14.60 to 11.00 28,548   0.00%     (4.29)% to  (4.73)%
   2010............................ 1.15% to 1.60% 2,612,290 15.25 to 11.55 35,106   0.00%      23.85% to   23.30%
   2009............................ 1.15% to 1.60% 2,946,423 12.31 to  9.37 32,091   0.00%      43.83% to   43.18%
   2008............................ 1.15% to 1.60% 3,365,920  8.56 to  6.54 25,618   0.00%    (47.22)% to (47.46)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55%   451,696 20.48 to  9.73  8,450   0.00%       9.01% to    7.79%
   2011............................ 1.45% to 2.55%   539,471 18.79 to  9.03  9,289   0.00%     (5.89)% to  (6.94)%
   2010............................ 1.45% to 2.55%   749,996 19.96 to  9.70 13,901   0.00%       5.81% to    4.63%
   2009............................ 1.45% to 2.55% 1,090,971 18.87 to  9.28 19,200   0.00%      55.12% to   53.39%
   2008............................ 1.45% to 2.55%   883,787 12.16 to  6.05  9,979   0.00%    (40.28)% to (40.95)%
 Jennison Portfolio -- Class II
   Shares
   2012............................ 1.45% to 2.30%   165,470 17.18 to 11.86  2,481   0.00%      14.05% to   13.06%
   2011............................ 1.45% to 2.30%   214,604 15.07 to 10.49  2,808   0.00%     (1.53)% to  (2.38)%
   2010............................ 1.45% to 2.30%   204,064 15.30 to 10.75  2,678   0.02%       9.83% to    8.89%
   2009............................ 1.45% to 2.30%   246,625 13.93 to  9.87  2,904   0.28%      40.53% to   39.32%
   2008............................ 1.45% to 2.30%   287,151  9.91 to  7.09  2,331   0.07%    (38.46)% to (38.99)%
 Natural Resources Portfolio --
   Class II Shares
   2012............................ 1.45% to 2.55% 2,549,773 19.88 to  9.35 31,670   0.00%     (4.33)% to  (5.40)%
   2011............................ 1.45% to 2.55% 1,838,037 20.78 to  9.88 28,701   0.00%    (20.52)% to (21.40)%
   2010............................ 1.45% to 2.55% 2,106,882 26.14 to 12.57 44,145   0.08%      25.63% to   24.23%
   2009............................ 1.45% to 2.55% 3,326,772 20.81 to 10.12 51,535   0.30%      73.85% to   71.91%
   2008............................ 1.45% to 2.55% 3,104,821 11.97 to  5.89 26,572   0.27%    (53.87)% to (54.38)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2012

                                        EXPENSE AS A                          NET   INVESTMENT
                                        % OF AVERAGE                         ASSETS   INCOME
                                       NET ASSETS (1)  UNITS    UNIT VALUE    000S  RATIO (2)    TOTAL RETURN (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2012............................... 1.55% to 1.55%   1,322 10.28 to 10.28    14    0.00%      19.97% to   19.97%
   2011............................... 1.55% to 1.55%   1,395  8.57 to  8.57    12    0.45%    (16.63)% to (16.63)%
   2010............................... 1.55% to 1.55%   1,472 10.28 to 10.28    15    1.18%      12.05% to   12.05%
   2009............................... 1.55% to 1.55%   1,554  9.17 to  9.17    14    0.67%      34.33% to   34.33%
   2008............................... 1.55% to 1.55%   8,967  6.83 to  6.83    61    1.34%    (51.25)% to (51.25)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2012............................... 1.55% to 1.55%   1,637 16.47 to 16.47    27    0.00%      14.64% to   14.64%
   2011............................... 1.55% to 1.55%   1,657 14.37 to 14.37    24    0.21%       0.20% to    0.20%
   2010............................... 1.55% to 1.55%   1,809 14.34 to 14.34    26    0.23%      18.10% to   18.10%
   2009............................... 1.55% to 1.55%   1,719 12.14 to 12.14    21    0.22%      38.99% to   38.99%
   2008............................... 1.55% to 1.55%   1,855  8.74 to  8.74    16    0.00%    (37.23)% to (37.23)%
Wells Fargo Variable Trust
 Wells Fargo Advantage VT Omega
   Growth Fund -- Class 2
   2012............................... 1.45% to 1.95% 171,514 13.92 to 13.75 2,384    0.00%      18.64% to   18.04%
   2011............................... 1.45% to 1.95% 414,789 11.74 to 11.65 4,860    0.00%     (6.91)% to  (7.38)%
   2010 (4)........................... 1.45% to 1.95% 214,337 12.61 to 12.58 2,701    0.00%      64.92% to   64.09%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

    (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       PAGE
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm.................................. F-1
   Consolidated Balance Sheets as of December 31, 2012 and 2011....................................... F-2
   Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010............. F-3
   Consolidated Statements of Comprehensive Income for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-4
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2012,
     2011 and 2010.................................................................................... F-5
   Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010......... F-6
   Notes to Consolidated Financial Statements......................................................... F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2012, the Company retrospectively adopted guidance relating to the presentation of comprehensive income and a change in accounting for costs associated with acquiring and renewing insurance contracts, and retrospectively changed its method of accounting for the liability of future policy benefits for level premium term life insurance policies. In addition, the Company changed its method of accounting for embedded credit derivatives and variable interest entities in 2010.

/s/ KPMG LLP

Richmond, Virginia
April 8, 2013

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
           (AMOUNTS IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                DECEMBER 31,
                                                                                            --------------------
                                                                                               2012       2011
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $13,626.4  $13,843.4
       Equity securities available-for-sale, at fair value.................................      64.1       59.1
       Commercial mortgage loans...........................................................   1,639.1    1,836.5
       Restricted commercial mortgage loans related to securitization entity...............      64.5       86.1
       Policy loans........................................................................     509.1      518.2
       Other invested assets ($-- and $1.4 restricted).....................................   1,181.3    1,266.1
                                                                                            ---------  ---------
              Total investments............................................................  17,084.5   17,609.4
   Cash and cash equivalents...............................................................     822.1      830.4
   Accrued investment income...............................................................     131.0      136.1
   Deferred acquisition costs..............................................................   2,624.5    2,604.1
   Intangible assets.......................................................................     182.8      228.1
   Goodwill................................................................................     303.9      450.9
   Reinsurance recoverable.................................................................   7,893.0    7,891.0
   Other assets............................................................................     463.1      454.7
   Separate account assets.................................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total assets................................................................. $38,565.3  $39,436.4
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,860.6  $ 9,923.5
       Policyholder account balances.......................................................  10,477.0   10,367.0
       Liability for policy and contract claims............................................     233.1      312.7
       Unearned premiums...................................................................      11.1       12.3
       Other liabilities...................................................................     495.2      495.7
       Non-recourse funding obligations....................................................   2,254.2    3,531.0
       Borrowings related to securitization entity, at fair value..........................      64.6       88.0
       Deferred tax liability..............................................................   1,271.7      825.4
       Separate account liabilities........................................................   9,060.4    9,231.7
                                                                                            ---------  ---------
              Total liabilities............................................................  33,727.9   34,787.3
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,849.4    4,719.9
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................     531.2      270.8
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................     (32.6)     (80.6)
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................     498.6      190.2
                                                                                            ---------  ---------
          Derivatives qualifying as hedges.................................................      47.2       51.8
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................     545.8      242.0
       Retained deficit....................................................................    (583.4)    (338.4)
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,837.4    4,649.1
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $38,565.3  $39,436.4
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
                             (AMOUNTS IN MILLIONS)

                                                                               YEARS ENDED DECEMBER 31,
                                                                             ----------------------------
                                                                               2012      2011      2010
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  472.8  $  837.8  $  911.7
Net investment income.......................................................    693.9     725.6     717.6
Net investment gains (losses)...............................................    (86.9)   (182.0)   (111.7)
Policy fees and other income................................................    853.5     764.9     570.9
                                                                             --------  --------  --------
   Total revenues...........................................................  1,933.3   2,146.3   2,088.5
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,028.0   1,196.6   1,163.4
Interest credited...........................................................    305.7     299.7     303.4
Acquisition and operating expenses, net of deferrals........................    266.3     295.8     317.8
Amortization of deferred acquisition costs and intangibles..................    335.6     183.8     188.7
Goodwill impairment.........................................................    147.0        --        --
Interest expense............................................................     87.1     111.7     108.9
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  2,169.7   2,087.6   2,082.2
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................   (236.4)     58.7       6.3
Provision (benefit) for income taxes........................................    (59.4)      4.6     (47.1)
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................   (177.0)     54.1      53.4
Equity in net income (loss) of unconsolidated subsidiary....................     45.5      (7.5)     21.7
                                                                             --------  --------  --------
Net income (loss)........................................................... $ (131.5) $   46.6  $   75.1
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $  (24.0) $  (43.5) $  (57.1)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    (25.0)     (6.0)    (29.5)
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................    (49.0)    (49.5)    (86.6)
Other investment gains (losses).............................................    (37.9)   (132.5)    (25.1)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $  (86.9) $ (182.0) $ (111.7)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -----------------------
                                                                                  2012     2011    2010
                                                                                -------   ------  ------
Net income (loss).............................................................. $(131.5)  $ 46.6  $ 75.1
Other comprehensive income (loss), net of taxes:
   Net unrealized gains (losses) on securities not other-than-temporarily
     impaired..................................................................   260.4    335.1   382.4
   Net unrealized gains (losses) on other-than-temporarily impaired securities.    48.0     (7.0)   56.2
   Derivatives qualifying as hedges............................................    (4.6)    35.0     4.4
                                                                                -------   ------  ------
   Total other comprehensive income (loss).....................................   303.8    363.1   443.0
                                                                                -------   ------  ------
Total comprehensive income (loss).............................................. $ 172.3   $409.7  $518.1
                                                                                =======   ======  ======

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (AMOUNTS IN MILLIONS)

                                                                        ACCUMULATED
                                                            ADDITIONAL     OTHER                  TOTAL
                                                     COMMON  PAID-IN   COMPREHENSIVE RETAINED STOCKHOLDER'S
                                                     STOCK   CAPITAL   INCOME (LOSS) DEFICIT     EQUITY
                                                     ------ ---------- ------------- -------- -------------
Balances as of December 31, 2009.................... $25.6   $4,686.7     $(665.9)   $(296.0)   $3,750.4
                                                                                                --------
Cumulative effect of change in accounting, net of
  taxes and other adjustments.......................    --         --       101.8     (115.4)      (13.6)
Comprehensive income (loss):
   Net income.......................................    --         --          --       75.1        75.1
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       382.4         --       382.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        56.2         --        56.2
   Derivatives qualifying as hedges.................    --         --         4.4         --         4.4
                                                                                                --------
Total comprehensive income (loss)...................                                               518.1
Other transactions with former parent...............    --       14.0          --      (29.7)      (15.7)
Other transactions with stockholder.................    --        1.6          --       (4.5)       (2.9)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2010....................  25.6    4,702.3      (121.1)    (370.5)    4,236.3
                                                                                                --------
Comprehensive income (loss):
   Net income.......................................    --         --          --       46.6        46.6
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       335.1         --       335.1
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        (7.0)        --        (7.0)
   Derivatives qualifying as hedges.................    --         --        35.0         --        35.0
                                                                                                --------
Total comprehensive income (loss)...................                                               409.7
Other transactions with stockholder.................    --       17.6          --      (14.5)        3.1
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2011....................  25.6    4,719.9       242.0     (338.4)    4,649.1
                                                                                                --------
Comprehensive income (loss):
   Net loss.........................................    --         --          --     (131.5)     (131.5)
   Net unrealized gains (losses) on securities not
     other- than-temporarily impaired...............    --         --       260.4         --       260.4
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities................    --         --        48.0         --        48.0
   Derivatives qualifying as hedges.................    --         --        (4.6)        --        (4.6)
                                                                                                --------
Total comprehensive income (loss)...................                                               172.3
Dividends...........................................    --         --          --     (100.0)     (100.0)
Capital contributions...............................    --       89.8          --         --        89.8
Other transactions with former parent...............    --       32.0          --         --        32.0
Other transactions with stockholder.................    --        7.7          --      (13.5)       (5.8)
                                                     -----   --------     -------    -------    --------
Balances as of December 31, 2012.................... $25.6   $4,849.4     $ 545.8    $(583.4)   $4,837.4
                                                     =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (AMOUNTS IN MILLIONS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                            -------------------------------
                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)....................................................... $  (131.5) $    46.6  $    75.1
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships..............................................     (13.6)       9.8       (4.6)
       Equity in net (income) loss of unconsolidated subsidiary............     (45.5)       7.5      (21.7)
       Net investment losses (gains).......................................      86.9      182.0      111.7
       Charges assessed to policyholders...................................    (729.2)    (617.0)    (433.7)
       Acquisition costs deferred..........................................    (347.9)    (295.7)    (216.3)
       Amortization of deferred acquisition costs and intangibles..........     335.6      183.8      188.7
       Goodwill impairment.................................................     147.0         --         --
       Deferred income taxes...............................................     284.8      203.2      (43.6)
       Net increase (decrease) in trading securities, held-for-sale
         investments and derivative instruments............................     (62.5)      29.9      (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........................     (18.4)     106.2       15.8
       Insurance reserves..................................................     372.1      633.1      522.5
       Other liabilities and other policy-related balances.................      68.3     (170.8)     163.9
                                                                            ---------  ---------  ---------
   Net cash from operating activities......................................     (53.9)     318.6      293.1
                                                                            ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities...........................................   1,987.7    1,683.5    1,521.5
       Commercial mortgage loans...........................................     367.1      352.3      208.6
       Restricted commercial mortgage loans related to securitization
         entities..........................................................      18.9       26.0       19.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities................................   1,589.5    1,223.7      835.0
   Purchases and originations of investments:
       Fixed maturity and equity securities................................  (2,770.1)  (2,543.4)  (4,148.3)
       Commercial mortgage loans...........................................    (171.6)     (66.8)     (15.0)
   Other invested assets, net..............................................      66.4      (20.5)   1,247.4
   Purchase of subsidiary, net of cash acquired............................     (27.9)        --         --
   Policy loans, net.......................................................        --        1.4       (3.9)
                                                                            ---------  ---------  ---------
   Net cash from investing activities......................................   1,060.0      656.2     (335.1)
                                                                            ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts.....................   1,638.6    1,374.2    1,664.7
   Withdrawals from universal life and investment contracts................  (1,338.5)  (1,941.5)  (2,480.9)
   Redemption of non-recourse funding obligations..........................  (1,276.8)      (6.0)      (6.0)
   Repayment of borrowings related to securitization entities..............     (21.9)     (26.3)     (19.5)
   Capital contribution from parent........................................      89.8         --         --
   Dividends paid..........................................................    (100.0)        --         --
   Other, net..............................................................      (5.6)     (33.5)      92.6
                                                                            ---------  ---------  ---------
   Net cash from financing activities......................................  (1,014.4)    (633.1)    (749.1)
                                                                            ---------  ---------  ---------
   Net change in cash and cash equivalents.................................      (8.3)     341.7     (791.1)
Cash and cash equivalents at beginning of period...........................     830.4      488.7    1,279.8
                                                                            ---------  ---------  ---------
Cash and cash equivalents at end of period................................. $   822.1  $   830.4  $   488.7
                                                                            =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(1) FORMATION AND NATURE OF BUSINESS

   (a) Formation

   The accompanying financial statements include on a consolidated basis the accounts of Genworth Life and Annuity Insurance Company ("GLAIC") and our affiliate companies in which we hold a majority voting interest or power to direct activities of a variable interest entity ("VIE"), which we refer to as the "Company," "we," "us" or "our" unless the context otherwise requires. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York ("GLICNY"), which is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include:
Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Broad Street Real Estate Holding, LLC, Newco Properties, Inc. ("Newco"), Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River
Lake III"), River Lake Insurance Company IV ("River Lake IV"), River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII"), River Lake Insurance Company VIII ("River Lake VIII"), River Lake Insurance Company IX ("River Lake IX"), River Lake Insurance Company X ("River Lake X") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation. River Lake III was dissolved in 2012; see note 10 for additional information related to the dissolution.

   (b) Nature of Business

   We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

   Our U.S. Life Insurance segment includes products that are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities for the retirement market. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

   Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuity, variable life insurance and group variable annuities offered through retirement plans and institutional products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs"). Most of our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. In January 2011, we discontinued new sales of retail and group variable annuities while continuing to service our existing block of business. On May 1, 2008, we discontinued the sales of variable life insurance policies; however, we continue to service existing policies.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include other corporate income and expenses not allocated to the segments.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through the filing date of the financial statements.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Income or losses upon call or prepayment of available-for-sale fixed maturity securities is recognized in net investment income, except for hybrid securities where the income or loss upon call is recognized in net investment gains and losses. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal and term universal life insurance contracts, fees assessed against customer account values and commission income. For universal and term universal life insurance contracts, charges to policyholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders generally based upon the daily net assets of the contractholder's and policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities comprises primarily investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), benefit reserves and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets and primarily represent fixed maturity securities where we utilized the fair value option.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   We recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity securities impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments or embedded derivatives where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. See note 14 for additional information related to fair value measurements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are deferred and amortized on an effective yield basis over the term of the loan. Commercial mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that we will be unable to collect all amounts due, we consider current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   We evaluate the impairment of commercial mortgage loans first on an individual loan basis. If an individual loan is not deemed impaired, then we evaluate the remaining loans collectively to determine whether an impairment should be recorded.

   For individually impaired loans, we record an impairment charge when it is probable that a loss has been incurred. The impairment is recorded as an increase in the allowance for loan losses. All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible.

   For loans that are not individually impaired where we evaluate the loans collectively, the allowance for loan losses is maintained at a level that we determine is adequate to absorb estimated probable incurred losses in the loan portfolio. Our process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions that would result in a loss in the loan portfolio over the next twelve months. Key inputs into our evaluation include debt service coverage ratios, loan-to-value, property-type, occupancy levels, geographic region, and probability weighting of the scenarios generated by the model. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements. Additions and reductions to the allowance through periodic provisions or benefits are recorded in net investment gains (losses).

   For commercial mortgage loans classified as held-for-sale, each loan is carried at the lower of cost or market and is included in commercial mortgage loans in our consolidated balance sheets. See note 3 for additional disclosures related to commercial mortgage loans.

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. We are currently indemnified against counterparty credit risk by the intermediary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the securities lending program, the borrower is required to provide collateral, which can consist of cash or government securities, on a daily basis in amounts equal to or exceeding 102% of the applicable securities loaned. Currently, we only accept cash collateral from borrowers under the program. Cash collateral, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in a money market fund approved by the National Association of Insurance Commissioners ("NAIC"), U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities. As of December 31, 2012 and 2011, the fair value of securities loaned under our securities lending program was $45.6 million and $39.6 million, respectively. As of December 31, 2012 and 2011, the fair value of collateral held under our securities lending program was $48.2 million and $41.3 million, respectively, and the offsetting obligation to return collateral of $48.2 million and $41.3 million, respectively, was included in other liabilities in the consolidated balance sheets. We did not have any non-cash collateral provided by the borrower in our securities lending program as of December 31, 2012 and 2011.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (i) Deferred Acquisition Costs

   Acquisition costs include costs that are related directly to the successful acquisition of new and renewal insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions and for contracts and policies issued, some other costs such as underwriting, medical inspection and issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on expected gross profits. Expected gross profits are adjusted quarterly to reflect actual experience to date and if necessary for the unlocking of underlying key assumptions relating to future gross profits based on experience studies.

   Short-Duration Contracts. Acquisition costs primarily consist of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of expected future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. See note 6 for additional information related to DAC including loss recognition and recoverability.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2012, 2011 and 2010, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment using a qualitative or quantitative assessment and are written down to fair value as required.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment annually or between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We are permitted to utilize a qualitative impairment assessment if the fair value of the reporting unit is not more likely than not lower than its carrying value. If a qualitative impairment assessment is not performed, we are required to determine the fair value of the reporting unit. The determination of fair value requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business, one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. If the reporting unit's fair value is below its carrying value, we must determine the amount of implied goodwill that would be established if the reporting unit was hypothetically purchased on the impairment assessment date. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds the amount of implied goodwill.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   See note 6 for additional information related to goodwill and impairments recorded.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. Amounts received from reinsurers that represent recovery of acquisition costs are netted against DAC so that the net amount is capitalized. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (m) Derivatives

   Derivative instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets;
(iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is no longer probable that the forecasted transaction will occur.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in current period income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in current period income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in current period income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts and Related Insurance Obligations

   Separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the contractholders and are reflected in our consolidated balance sheets at fair value, reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We offer certain minimum guarantees associated with our variable annuity contracts. Our variable annuity contracts usually contain a basic GMDB which provides a minimum benefit to be paid upon the annuitant's death equal to the larger of account value and the return of net deposits. Some variable annuity contracts permit contractholders to purchase through riders, at an additional charge, enhanced death benefits such as the highest contract anniversary value ("ratchets"), accumulated net deposits at a stated rate ("rollups"), or combinations thereof.

   Additionally, some of our variable annuity contracts provide the contractholder with living benefits such as a GMWB or certain types of guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit base each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation.

   Most of our reserves for additional insurance and annuitization benefits are calculated by applying a benefit ratio to accumulated contractholder assessments, and then deducting accumulated paid claims. The benefit ratio is equal to the ratio of benefits to assessments, accumulated with interest and considering both past and anticipated future experience. The projections utilize stochastic scenarios of separate account returns incorporating reversion to the mean, as well as assumptions for mortality and lapses. Some of our minimum guarantees, mainly GMWBs, are accounted for as embedded derivatives; see notes 5 and 17 for additional information on these embedded derivatives and related fair value measurement disclosures.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. For level premium term life insurance products, we floor the liability for future policy benefits on each policy at zero. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Unearned Premiums

   For single premium insurance contracts, we recognize premiums over the policy life in accordance with the expected pattern of risk emergence. We recognize a portion of the revenue in premiums earned in the current period, while the remaining portion is deferred as unearned premiums and earned over time in accordance with the expected pattern of risk emergence. If single premium policies are cancelled and the premium is non-refundable, then the remaining unearned premium related to each cancelled policy is recognized to earned premiums upon notification of the cancellation. Expected pattern of risk emergence on which we base premium recognition is inherently judgmental and is based on actuarial analysis of historical experience. We periodically review our premium earnings recognition models with any adjustments to the estimates reflected in current period income.

   (r) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are estimated based on our assessment of the realizability of such amounts.

   Effective with the period beginning January 1, 2011, our companies elected to file a single U.S. consolidated income tax return (the "life/non-life consolidated return"). The election was made with the filing of the first life/non-life consolidated return, which was filed in September 2012. All companies domesticated in the United States and our Bermuda and Guernsey subsidiaries which have elected to be taxed as U.S. domestic companies were included in the life/non-life consolidated return as allowed by the tax law and regulations. The tax sharing agreement previously applicable only to the U.S. life insurance entities was terminated with the filing of the life/non-life consolidated return and those entities adopted the tax sharing agreement previously applicable to only the non-life entities (hereinafter the "life/non-life tax sharing agreement"). The two agreements were identical in all material respects. The life/non-life tax sharing agreement was provided to the appropriate state insurance regulators for approval. Intercompany balances relating to the impacts of the life/non-life tax sharing agreement was settled with the insurance companies after approval was received from the insurance regulators. Intercompany balances under all agreements are settled at least annually. For years before 2011, our U.S. non-life insurance entities were included in the consolidated federal income tax return of Genworth and subject to a tax sharing arrangement that allocated tax on a separate company basis but provided benefit for current utilization of

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

losses and credits. Also, our U.S. life insurance entities filed a consolidated life insurance federal income tax return, and were subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies that are identified with respect to years ending on or before December 31, 2009 (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. We recognize the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (s) Variable Interest Entities

   We are involved in certain entities that are considered VIEs as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders, as well as which party has the power to direct activities that most significantly impact the performance of the VIEs.

   Our primary involvement related to VIEs includes securitization transactions.

   In 2010, we de-recognized the retained interests assets due to consolidation and termination of the VIEs. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   On January 1, 2010, we were required to consolidate certain VIEs. See note 15 for additional information related to these consolidated entities.

   (t) Accounting Changes

   Testing Indefinite-Lived Intangible Assets For Impairment

   In July 2012, the Financial Accounting Standards Board (the "FASB") issued new accounting guidance on testing indefinite-lived intangible assets for impairment. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the quantitative impairment test for indefinite-lived intangible assets. We elected to early adopt this new accounting guidance effective October 1, 2012. The adoption of this accounting guidance did not have an impact on our consolidated financial statements.

   Fair Value Measurements

   On January 1, 2012, we adopted new accounting guidance related to fair value measurements. This new accounting guidance clarified existing fair value measurement requirements and changed certain fair value measurement principles and disclosure requirements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Testing Goodwill For Impairment

   In September 2011, the FASB issued new accounting guidance related to goodwill impairment testing. The new guidance permits the use of a qualitative assessment prior to, and potentially instead of, the two step quantitative goodwill impairment test. We elected to early adopt this new guidance effective on July 1, 2011 in order to apply the new guidance in our annual goodwill impairment testing performed during the third quarter. The adoption of this new accounting guidance did not have an impact on our consolidated financial statements.

   A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring

   On July 1, 2011, we adopted new accounting guidance related to additional disclosures for troubled debt restructurings. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   When to Perform Step 2 of the Goodwill Impairment Test For Reporting Units With Zero or Negative Carrying Value

   On January 1, 2011, we adopted new accounting guidance related to goodwill impairment testing when a reporting unit's carrying value is zero or negative. This guidance did not impact our consolidated financial statements upon adoption, as all of our reporting units with goodwill balances had positive carrying values.

   How Investments Held Through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments

   On January 1, 2011, we adopted new accounting guidance related to how investments held through separate accounts affect an insurer's consolidation analysis of those investments. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2011, we adopted new accounting guidance related to additional disclosures about purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Disclosures Related To Financing Receivables

   On December 31, 2010, we adopted new accounting guidance related to additional disclosures about the credit quality of loans, lease receivables and other long-term receivables and the related allowance for credit losses. Certain other additional disclosures were effective for us on March 31, 2011. The adoption of this accounting guidance impacted our disclosures only and did not impact our consolidated results.

   Scope Exception for Embedded Credit Derivatives

   On July 1, 2010, we adopted new accounting guidance related to embedded credit derivatives. This accounting guidance clarified the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, upon adoption, we were required to bifurcate embedded credit derivatives

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

that no longer qualified under the amended scope exception. In conjunction with our adoption, we elected fair value option for certain fixed maturity securities. The following summarizes the components for the cumulative effect adjustment recorded on July 1, 2010 related to the adoption of this new accounting guidance:

                                   ACCUMULATED OTHER
                                     COMPREHENSIVE                     TOTAL STOCKHOLDER'S
(AMOUNTS IN MILLIONS)                INCOME (LOSS)   RETAINED EARNINGS       EQUITY
---------------------              ----------------- ----------------- -------------------
Investment securities.............      $123.8            $(123.8)            $  --
Other invested assets/(1)/........         0.8               (1.0)             (0.2)
Provision for income taxes........       (44.1)              44.1                --
                                        ------            -------             -----
Net cumulative effect adjustment..      $ 80.5            $ (80.7)            $(0.2)
                                        ======            =======             =====

--------
/(1)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $3.1 million recorded to retained earnings with a partial offset recorded to accumulated other comprehensive income of $2.5 million.

   For certain securities where the embedded credit derivative would require bifurcation, we elected the fair value option to carry the entire instrument at fair value to reduce the cost of calculating and recording the fair value of the embedded derivative feature separate from the debt security. Additionally, we elected the fair value option for a portion of other asset-backed securities for operational ease and to record and present the securities at fair value in future periods. Upon electing fair value option on July 1, 2010, these securities were reclassified into the trading category included in other invested assets and had a fair value of $132.5 million. Prior to electing fair value option, these securities were classified as available-for-sale fixed maturity securities.

   Accounting for Transfers of Financial Assets

   On January 1, 2010, we adopted new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the previous guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. The elimination of the qualifying special-purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   Improvements to Financial Reporting by Enterprises Involved with VIEs

   On January 1, 2010, we adopted new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise that has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. Upon adoption of this new accounting guidance, we were required to consolidate a previously qualifying special-purpose entity. We recorded a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entity and the amounts recorded for our interest in this entity prior to adoption. On January 1, 2010, we recorded a net cumulative effect adjustment of $34.7 million to retained earnings with a partial offset to accumulated other comprehensive income (loss) of $21.3 million related to the adoption of this new accounting guidance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The assets and liabilities of the newly consolidated entity were as follows as of January 1, 2010:

                                                                             AMOUNTS
                                                                          RECORDED UPON
(AMOUNTS IN MILLIONS)                                                   CONSOLIDATION/(1)/
---------------------                                                   -----------------
Assets
Restricted commercial mortgage loans...................................      $133.9
Other invested assets/(2)/.............................................       (34.2)
Accrued investment income..............................................         0.7
                                                                             ------
   Total assets........................................................       100.4
                                                                             ------
Liabilities
Other liabilities......................................................         0.7
Borrowings related to securitization entities..........................       133.9
                                                                             ------
   Total liabilities...................................................       134.6
                                                                             ------
   Net assets and liabilities of newly consolidated entities...........       (34.2)
   Less: amortized cost of fixed maturity securities previously
     recorded/(3)/.....................................................         0.8
                                                                             ------
   Cumulative effect adjustment to retained earnings upon adoption,
     pre-tax...........................................................       (35.0)
   Tax effect..........................................................         0.3
                                                                             ------
   Net cumulative effect adjustment to retained earnings upon adoption.      $(34.7)
                                                                             ======

--------
/(1)/Represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
/(2)/Other invested assets are comprised of our investment in GLICNY, an unconsolidated subsidiary, accounted for under the equity method of accounting. GLICNY's adoption of the new accounting guidance resulted in a cumulative effect adjustment of $99.0 million recorded to retained earnings. We recorded the effect of GLICNY's accounting adoption that impacted our investment in GLICNY of $34.2 million.
/(3)/Fixed maturity securities that were previously recorded had net unrealized investment gains of $2.0 million included in accumulated other comprehensive income (loss) as of December 31, 2009.

   For commercial mortgage loans, the carrying amounts represent the unpaid principal balance less any allowance for loan losses. Borrowings related to securitization entities are recorded at unpaid principal.

   The borrowings of the entity were recorded at cost. See note 15 for additional information related to consolidation of VIEs.

   The new accounting guidance related to consolidation of VIEs has been deferred for a reporting entity's interest in an entity that has all of the attributes of an investment company as long as there is no implicit or explicit obligation to fund losses of the entity. For entities that meet these criteria, the new accounting guidance related to VIE consolidation would not be applicable until further guidance is issued. Accordingly, we did not have any impact upon adoption related to entities that meet the deferral criteria, such as certain limited partnership and fund investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fair Value Measurements and Disclosures--Improving Disclosures about Fair Value Measurements

   On January 1, 2010, we adopted new accounting guidance requiring additional disclosures for significant transfers between Level 1 and 2 fair value measurements and clarifications to existing fair value disclosures related to the level of disaggregation, inputs and valuation techniques. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   (u) Retrospective Accounting Changes

   On January 1, 2012, we adopted new accounting guidance requiring presentation of the components of net income (loss), the components of OCI and total comprehensive income either in a single continuous statement of comprehensive income (loss) or in two separate but consecutive statements. We chose to present two separate but consecutive statements and adopted this new guidance retrospectively. The FASB issued an amendment relating to this new guidance for presentation of the reclassification of items out of accumulated other comprehensive income into net income that removed this requirement until further guidance is issued. The adoption of this new accounting guidance did not have any impact on our consolidated financial results.

   On January 1, 2012, we adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. We adopted this new guidance retrospectively, which reduced retained earnings by $484.0 million as of January 1, 2010, and reduced net income by $14.2 million and $14.9 million for the years ended December 31, 2011 and 2010, respectively. This new accounting guidance was also adopted by GLICNY which reduced our investment in GLICNY by $28.0 million as of January 1, 2010, representing our ownership interest of 34.5%. This new guidance results in lower amortization and fewer deferred costs, specifically related to underwriting, inspection and processing for contracts that are not issued, as well as advertising and customer solicitation.

   Effective January 1, 2012, we changed our treatment of the liability for future policy benefits for our level premium term life insurance products when the liability for a policy falls below zero. Previously, the total liability for future policy benefits included negative reserves calculated at an individual policy level. Through 2010, we issued level premium term life insurance policies whose premiums are contractually determined to be level through a period of time and then increase thereafter. Our previous accounting policy followed the accounting for traditional, long-duration insurance contracts where the reserves are calculated as the present value of expected benefit payments minus the present value of net premiums based on assumptions determined on the policy issuance date including mortality, interest, and lapse rates. This accounting has the effect of causing profits to emerge as a level percentage of premiums, subject to differences in assumed versus actual experience which flow through income as they occur, and for products with an increasing premium stream, such as the level premium term life insurance product, may result in negative reserves for a given policy.

   More recent insurance-specific accounting guidance reflects a different accounting philosophy, emphasizing the balance sheet over the income statement, or matching, focus which was the philosophy in place when the traditional, long-duration insurance contract guidance was issued (the accounting model for traditional, long-duration insurance contracts draws upon the principles of matching and conservatism originating in the 1970's, and does not specifically address negative reserves). More recent accounting models for long-duration contracts specifically prohibit negative reserves, e.g., non-traditional contracts with annuitization benefits and certain participating contracts. These recent accounting models do not impact the reserving for our level premium term life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe that industry accounting practices for level premium term life insurance product reserving is mixed with some companies "flooring" reserves at zero and others applying our previous accounting policy described above. In 2010, we stopped issuing new level premium term life insurance policies. Thus, as the level premium term policies reach the end of their level premium term periods, the portion of policies with negative reserves in relation to the reserve for all level premium term life insurance products will continue to increase. Our new method of accounting floors the liability for future policy benefits on each level premium term life insurance policy at zero. We believe that flooring reserves at zero is preferable in our circumstances as this alternative accounting policy will not allow negative reserves to accumulate on the balance sheet for this closed block of insurance policies. In implementing this change in accounting, no changes were made to the assumptions that were locked-in at policy inception. We implemented this accounting change retrospectively, which reduced retained earnings and stockholders' equity by $91.5 million as of January 1, 2010, and decreased net income by $8.5 million and $4.1 million for the years ended December 31, 2011 and 2010, respectively. This accounting change was also implemented by GLICNY which reduced our investment in GLICNY by $3.9 million as of January 1, 2010, representing our ownership interest of 34.5%.

   On October 22, 2012, we announced the launch of a new traditional term life insurance product, along with other changes to our life insurance portfolio designed to update and expand our product offerings and further adjust pricing. We will floor the liability for future policy benefits on these level premium term insurance policies at zero, consistent with our accounting for our existing level premium term life insurance policies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                                       AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                                    REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                                  ------------- ---------- -------------- ------------
Assets
   Total investments/(1)/.............................................   $17,639.4    $ (25.2)     $  (4.8)     $17,609.4
   Cash and cash equivalents..........................................       830.4         --           --          830.4
   Accrued investment income..........................................       136.1         --           --          136.1
   Deferred acquisition costs.........................................     3,347.0     (742.9)          --        2,604.1
   Intangible assets..................................................       225.6        2.5           --          228.1
   Goodwill...........................................................       450.9         --           --          450.9
   Reinsurance recoverable............................................     7,877.3         --         13.7        7,891.0
   Other assets.......................................................       454.7         --           --          454.7
   Separate account assets............................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total assets............................................   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.........................................   $ 9,756.0    $    --      $ 167.5      $ 9,923.5
       Policyholder account balances..................................    10,367.0         --           --       10,367.0
       Liability for policy and contract claims.......................       312.7         --           --          312.7
       Unearned premiums..............................................        12.3         --           --           12.3
       Other liabilities..............................................       495.7         --           --          495.7
       Non-recourse funding obligations...............................     3,531.0         --           --        3,531.0
       Borrowings related to securitization entities..................        88.0         --           --           88.0
       Deferred tax liability.........................................     1,142.2     (262.3)       (54.5)         825.4
       Separate account liabilities...................................     9,231.7         --           --        9,231.7
                                                                         ---------    -------      -------      ---------
              Total liabilities.......................................    34,936.6     (262.3)       113.0       34,787.3
                                                                         ---------    -------      -------      ---------

   Stockholder's equity:
       Common stock...................................................        25.6         --           --           25.6
       Additional paid-in capital.....................................     4,719.9         --           --        4,719.9
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities
                not other-than-temporarily impaired...................       261.0        9.8           --          270.8
              Net unrealized gains (losses) on other-than-
                temporarily impaired securities.......................       (80.6)        --           --          (80.6)
                                                                         ---------    -------      -------      ---------
          Net unrealized investment gains (losses)....................       180.4        9.8           --          190.2
                                                                         ---------    -------      -------      ---------
          Derivatives qualifying as hedges............................        51.8         --           --           51.8
                                                                         ---------    -------      -------      ---------
       Total accumulated other comprehensive income
         (loss).......................................................       232.2        9.8           --          242.0
       Retained deficit...............................................       278.8     (513.1)      (104.1)        (338.4)
                                                                         ---------    -------      -------      ---------
              Total stockholder's equity..............................     5,256.5     (503.3)      (104.1)       4,649.1
                                                                         ---------    -------      -------      ---------
              Total liabilities and stockholder's equity..............   $40,193.1    $(765.6)     $   8.9      $39,436.4
                                                                         =========    =======      =======      =========

--------
/(1)/Adjustments relate to the impact on our investment in GLICNY from GLICNY's adoption of these accounting changes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                        AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                     REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                   ------------- ---------- -------------- ------------
Revenues:
Premiums...............................................   $  837.8      $   --       $   --       $  837.8
Net investment income..................................      725.6          --           --          725.6
Net investment gains (losses)..........................     (182.0)         --           --         (182.0)
Insurance and investment product fees and other........      756.1         8.8           --          764.9
                                                          --------      ------       ------       --------
   Total revenues......................................    2,137.5         8.8           --        2,146.3
                                                          --------      ------       ------       --------
Benefits and expenses:
Benefits and other changes in policy reserves..........    1,183.8         0.4         12.4        1,196.6
Interest credited......................................      299.7          --           --          299.7
Acquisition and operating expenses, net of deferrals...      246.2        49.6           --          295.8
Amortization of deferred acquisition costs and
  intangibles..........................................      206.2       (22.4)          --          183.8
Interest expense.......................................      111.7          --           --          111.7
                                                          --------      ------       ------       --------
   Total benefits and expenses.........................    2,047.6        27.6         12.4        2,087.6
                                                          --------      ------       ------       --------
Income before income taxes and equity in net loss of
  unconsolidated subsidiary............................       89.9       (18.8)       (12.4)          58.7
Provision for income taxes.............................       15.4        (6.4)        (4.4)           4.6
                                                          --------      ------       ------       --------
Net income before equity in net loss of unconsolidated
  subsidiary...........................................       74.5       (12.4)        (8.0)          54.1
Equity in net loss of unconsolidated subsidiary........       (5.2)       (1.8)        (0.5)          (7.5)
                                                          --------      ------       ------       --------
Net income.............................................   $   69.3      $(14.2)      $ (8.5)      $   46.6
                                                          ========      ======       ======       ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                          AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                       REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                     ------------- ---------- -------------- ------------
Revenues:
Premiums.................................................   $  911.7      $   --       $  --        $  911.7
Net investment income....................................      717.6          --          --           717.6
Net investment gains (losses)............................     (111.7)         --          --          (111.7)
Insurance and investment product fees and other..........      570.9          --          --           570.9
                                                            --------      ------       -----        --------
   Total revenues........................................    2,088.5          --          --         2,088.5
                                                            --------      ------       -----        --------
Benefits and expenses:
Benefits and other changes in policy reserves............    1,157.1         0.6         5.7         1,163.4
Interest credited........................................      303.4          --          --           303.4
Acquisition and operating expenses, net of deferrals.....      263.9        53.9          --           317.8
Amortization of deferred acquisition costs and
  intangibles............................................      217.1       (28.4)         --           188.7
Interest expense.........................................      108.9          --          --           108.9
                                                            --------      ------       -----        --------
   Total benefits and expenses...........................    2,050.4        26.1         5.7         2,082.2
                                                            --------      ------       -----        --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary..............................       38.1       (26.1)       (5.7)            6.3
Benefit for income taxes.................................      (36.0)       (9.1)       (2.0)          (47.1)
                                                            --------      ------       -----        --------
Net income before equity in net income of unconsolidated
  subsidiary.............................................       74.1       (17.0)       (3.7)           53.4
Equity in net income of unconsolidated subsidiary........       20.0         2.1        (0.4)           21.7
                                                            --------      ------       -----        --------
Net income...............................................   $   94.1      $(14.9)      $(4.1)       $   75.1
                                                            ========      ======       =====        ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2011 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                               AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                            REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                          ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income.................................................    $  69.3      $(14.2)      $(8.5)       $  46.6
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships....................        9.8          --          --            9.8
       Equity in net (income) loss of unconsolidated
         subsidiary...........................................        5.2         1.8         0.5            7.5
       Net investment losses (gains)..........................      182.0          --          --          182.0
       Charges assessed to policyholders......................     (617.0)         --          --         (617.0)
       Acquisition costs deferred.............................     (345.3)       49.6          --         (295.7)
       Amortization of deferred acquisition costs and
         intangibles..........................................      206.2       (22.4)         --          183.8
       Deferred income taxes..................................      214.0        (6.4)       (4.4)         203.2
       Net increase in trading securities, held-for-sale
         investments and derivative instruments...............       29.9          --          --           29.9
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............      106.2          --          --          106.2
       Insurance reserves.....................................      620.3         0.4        12.4          633.1
       Other liabilities and other policy-related
         balances.............................................     (162.0)       (8.8)         --         (170.8)
                                                                  -------      ------       -----        -------
   Net cash from operating activities.........................    $ 318.6      $   --       $  --        $ 318.6
                                                                  =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2010 reflecting the impact of the accounting changes that were retrospectively adopted on January 1, 2012:

                                                            AS ORIGINALLY EFFECT OF    EFFECT OF    AS CURRENTLY
(AMOUNTS IN MILLIONS)                                         REPORTED    DAC CHANGE RESERVE CHANGE   REPORTED
---------------------                                       ------------- ---------- -------------- ------------
Cash flows from operating activities:
   Net income..............................................    $  94.1      $(14.9)      $(4.1)       $  75.1
   Adjustments to reconcile net income to net cash from
     operating activities:
       Amortization of fixed maturity discounts and
         premiums and limited partnerships.................       (4.6)         --          --           (4.6)
       Equity in net (income) of unconsolidated
         subsidiary........................................      (20.0)       (2.1)        0.4          (21.7)
       Net investment losses (gains).......................      111.7          --          --          111.7
       Charges assessed to policyholders...................     (433.7)         --          --         (433.7)
       Acquisition costs deferred..........................     (270.2)       53.9          --         (216.3)
       Amortization of deferred acquisition costs and
         intangibles.......................................      217.1       (28.4)         --          188.7
       Deferred income taxes...............................      (32.5)       (9.1)       (2.0)         (43.6)
       Net (decrease) in trading securities, held-for-
         sale investments and derivative
         instruments.......................................      (64.7)         --          --          (64.7)
   Change in certain assets and liabilities:
       Accrued investment income and other assets..........       15.8          --          --           15.8
       Insurance reserves..................................      516.2         0.6         5.7          522.5
       Other liabilities and other policy-related
         balances..........................................      163.9          --          --          163.9
                                                               -------      ------       -----        -------
   Net cash from operating activities......................    $ 293.1      $   --       $  --        $ 293.1
                                                               =======      ======       =====        =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated balance sheet as of December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                                   AS REPORTED  AS COMPUTED
                                                                                    UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                                POLICY        POLICY      CHANGE
---------------------                                                              ----------- -------------- ---------
Assets
   Total investments/(1)/.........................................................  $17,084.5    $17,089.9     $  (5.4)
   Cash and cash equivalents......................................................      822.1        822.1          --
   Accrued investment income......................................................      131.0        131.0          --
   Deferred acquisition costs.....................................................    2,624.5      2,624.5          --
   Intangible assets..............................................................      182.8        182.8          --
   Goodwill.......................................................................      303.9        303.9          --
   Reinsurance recoverable........................................................    7,893.0      7,862.4        30.6
   Other assets...................................................................      463.1        463.1          --
   Separate account assets........................................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total assets........................................................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.....................................................  $ 9,860.6    $ 9,668.2     $ 192.4
       Policyholder account balances..............................................   10,477.0     10,477.0          --
       Liability for policy and contract claims...................................      233.1        233.1          --
       Unearned premiums..........................................................       11.1         11.1          --
       Other liabilities..........................................................      495.2        495.2          --
       Non-recourse funding obligations...........................................    2,254.2      2,254.2          --
       Borrowings related to securitization entity, at fair value.................       64.6         64.6          --
       Deferred tax liability.....................................................    1,271.7      1,331.2       (59.5)
       Separate account liabilities...............................................    9,060.4      9,060.4          --
                                                                                    ---------    ---------     -------
              Total liabilities...................................................   33,727.9     33,595.0       132.9
                                                                                    ---------    ---------     -------
   Stockholder's equity:
       Common stock...............................................................       25.6         25.6          --
       Additional paid-in capital.................................................    4,849.4      4,849.4          --
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-
                than-temporarily impaired.........................................      531.2        531.2          --
              Net unrealized gains (losses) on other-than-temporarily
                impaired securities...............................................      (32.6)       (32.6)         --
                                                                                    ---------    ---------     -------
          Net unrealized investment gains (losses)................................      498.6        498.6          --
                                                                                    ---------    ---------     -------
          Derivatives qualifying as hedges........................................       47.2         47.2          --
                                                                                    ---------    ---------     -------
       Total accumulated other comprehensive income (loss)........................      545.8        545.8          --
       Retained deficit...........................................................     (583.4)      (475.7)     (107.7)
                                                                                    ---------    ---------     -------
          Total stockholder's equity..............................................    4,837.4      4,945.1      (107.7)
                                                                                    ---------    ---------     -------
          Total liabilities and stockholder's equity..............................  $38,565.3    $38,540.1     $  25.2
                                                                                    =========    =========     =======

--------
/(1)/Adjustment relates to the impact on our investment in GLICNY from GLICNY's adoption of this accounting change.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the consolidated income statement for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                     AS REPORTED  AS COMPUTED
                                                                      UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                  POLICY        POLICY      CHANGE
---------------------                                                ----------- -------------- ---------
Revenues:
Premiums............................................................  $  472.8      $  472.8      $  --
Net investment income...............................................     693.9         693.9         --
Net investment gains (losses).......................................     (86.9)        (86.9)        --
Policy fees and other income........................................     853.5         853.5         --
                                                                      --------      --------      -----
   Total revenues...................................................   1,933.3       1,933.3         --
                                                                      --------      --------      -----
Benefits and expenses:
Benefits and other changes in policy reserves.......................   1,028.0       1,020.0        8.0
Interest credited...................................................     305.7         305.7         --
Acquisition and operating expenses, net of deferrals................     266.3         266.3         --
Amortization of deferred acquisition costs and intangibles..........     335.6         335.6         --
Goodwill impairment.................................................     147.0         147.0         --
Interest expense....................................................      87.1          87.1         --
                                                                      --------      --------      -----
   Total benefits and expenses......................................   2,169.7       2,161.7        8.0
                                                                      --------      --------      -----
Loss before income taxes and equity in net income of unconsolidated
  subsidiary........................................................    (236.4)       (228.4)      (8.0)
Benefit for income taxes............................................     (59.4)        (54.4)      (5.0)
                                                                      --------      --------      -----
Net loss before equity in net income of unconsolidated subsidiary...    (177.0)       (174.0)      (3.0)
Equity in net income of unconsolidated subsidiary...................      45.5          46.1       (0.6)
                                                                      --------      --------      -----
Net loss............................................................  $ (131.5)     $ (127.9)     $(3.6)
                                                                      ========      ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the cash flows from operating activities for the year ended December 31, 2012 to reflect the impact of the accounting change related to reserves that was adopted on January 1, 2012:

                                                                               AS REPORTED  AS COMPUTED
                                                                                UNDER NEW  UNDER PREVIOUS EFFECT OF
(AMOUNTS IN MILLIONS)                                                            POLICY        POLICY      CHANGE
---------------------                                                          ----------- -------------- ---------
Cash flows from operating activities:
   Net loss...................................................................   $(131.5)     $(127.9)      $(3.6)
   Adjustments to reconcile net loss to net cash from operating activities:
       Amortization of fixed maturity discounts and premiums and
         limited partnerships.................................................     (13.6)       (13.6)         --
       Equity in net (income) loss of unconsolidated subsidiary...............     (45.5)       (46.1)        0.6
       Net investment losses (gains)..........................................      86.9         86.9          --
       Charges assessed to policyholders......................................    (729.2)      (729.2)         --
       Acquisition costs deferred.............................................    (347.9)      (347.9)         --
       Amortization of deferred acquisition costs and intangibles.............     335.6        335.6          --
       Goodwill impairment....................................................     147.0        147.0          --
       Deferred income taxes..................................................     284.8        289.8        (5.0)
       Net decrease in trading securities, held-for-sale investments and
         derivative instruments...............................................     (62.5)       (62.5)         --
   Change in certain assets and liabilities:
       Accrued investment income and other assets.............................     (18.4)       (18.4)         --
       Insurance reserves.....................................................     372.1        364.1         8.0
       Other liabilities and policy-related balances..........................      68.3         68.3          --
                                                                                 -------      -------       -----
   Net cash from operating activities.........................................   $ (53.9)     $ (53.9)      $  --
                                                                                 =======      =======       =====

   (v) Accounting Pronouncement Not Yet Adopted

   In December 2011, the FASB issued new accounting guidance for disclosures about offsetting assets and liabilities. The new guidance requires an entity to disclose information about offsetting and related arrangements to enable users to understand the effect of those arrangements on its financial position. These new disclosure requirements will be effective for us on January 1, 2013 and are not expected to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(3) INVESTMENTS

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                        2012    2011    2010
---------------------                                                       ------  ------  ------
Fixed maturity securities--taxable......................................... $541.6  $571.2  $557.5
Commercial mortgage loans..................................................  101.0   111.5   120.7
Restricted commercial mortgage loans related to securitization entity/(1)/.    7.3    10.4    10.1
Equity securities..........................................................    1.7     1.4     3.9
Other invested assets......................................................   28.9    19.0    11.4
Policy loans...............................................................   31.6    32.6    32.2
Cash, cash equivalents and short-term investments..........................    0.2     0.9     2.7
                                                                            ------  ------  ------
   Gross investment income before expenses and fees........................  712.3   747.0   738.5
Expenses and fees..........................................................  (18.4)  (21.4)  (20.9)
                                                                            ------  ------  ------
   Net investment income................................................... $693.9  $725.6  $717.6
                                                                            ======  ======  ======

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

   (b) Net Investment Gains (Losses)

   The following table sets forth net investment gains (losses) for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                            ------  -------  -------
Available-for-sale securities:
   Realized gains............................................................... $ 46.9  $  31.6  $  16.5
   Realized losses..............................................................  (42.0)   (47.7)   (40.6)
                                                                                 ------  -------  -------
   Net realized gains (losses) on available-for-sale securities.................    4.9    (16.1)   (24.1)
                                                                                 ------  -------  -------
Impairments:
   Total other-than-temporary impairments.......................................  (24.0)   (43.5)   (57.1)
   Portion of other-than-temporary impairments included in other comprehensive
     income (loss)..............................................................  (25.0)    (6.0)   (29.5)
                                                                                 ------  -------  -------
   Net other-than-temporary impairments.........................................  (49.0)   (49.5)   (86.6)
                                                                                 ------  -------  -------
Derivative instruments/(1)/.....................................................  (45.9)  (148.1)    18.2
Commercial mortgage loans.......................................................    0.2      2.9    (17.1)
Trading securities..............................................................    4.0     28.6     (2.0)
Net gains related to securitization entity/(2)/.................................   (1.1)     0.2      0.1
Other...........................................................................     --       --     (0.2)
                                                                                 ------  -------  -------
   Net investment gains (losses)................................................ $(86.9) $(182.0) $(111.7)
                                                                                 ======  =======  =======

--------
/(1)/See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).
/(2)/See note 15 for additional information related to our consolidated securitization entity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2012, 2011 and 2010 was $425.9 million, $607.1 million and $404.2 million, respectively, which was approximately 92.7%, 93.7% and 92.0%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                      2012    2011     2010
---------------------                                                    -------  ------  -------
Beginning balance....................................................... $ 301.3  $327.0  $ 373.3
Adoption of new accounting guidance related to securitization entities..      --      --     (2.2)
Additions:
   Other-than-temporary impairments not previously recognized...........     7.0    12.4     26.7
   Increases related to other-than-temporary impairments previously
     recognized.........................................................    24.1    34.8     53.7
Reductions:
   Securities sold, paid down or disposed...............................  (166.5)  (72.9)  (124.5)
                                                                         -------  ------  -------
Ending balance.......................................................... $ 165.9  $301.3  $ 327.0
                                                                         =======  ======  =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income
(loss) were as follows as of December 31:

(AMOUNTS IN MILLIONS)                                      2012      2011     2010
---------------------                                    --------  -------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $1,080.8  $ 503.5  $(163.6)
   Equity securities....................................      1.5     (0.9)    (0.6)
   Investment in unconsolidated subsidiary..............    118.2     81.2     21.0
                                                         --------  -------  -------
       Subtotal.........................................  1,200.5    583.8   (143.2)
Adjustments to DAC, PVFP and benefit reserves...........   (493.5)  (334.0)   (82.5)
Income taxes, net.......................................   (208.4)   (59.6)    87.8
                                                         --------  -------  -------
Net unrealized investment gains (losses)................ $  498.6  $ 190.2  $(137.9)
                                                         ========  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                             2012     2011     2010
---------------------                                                           -------  -------  -------
Beginning balance.............................................................. $ 190.2  $(137.9) $(678.3)
Cumulative effect of changes in accounting.....................................      --       --    101.8
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   572.6    661.4    701.2
   Adjustment to DAC...........................................................   (34.2)   (82.7)   (53.6)
   Adjustment to PVFP..........................................................   (23.9)   (81.7)   (72.2)
   Adjustment to sales inducements.............................................    (0.4)      --       --
   Adjustment to benefit reserves..............................................  (101.0)   (87.1)   (18.0)
   Provision for income taxes..................................................  (133.3)  (124.4)  (190.8)
                                                                                -------  -------  -------
       Change in unrealized gains (losses) on investment securities............   279.8    285.5    366.6
Reclassification adjustments to net investment (gains) losses, net of taxes of
  $(15.5), $(23.0) and $(38.7).................................................    28.6     42.6     72.0
                                                                                -------  -------  -------
Ending balance................................................................. $ 498.6  $ 190.2  $(137.9)
                                                                                =======  =======  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2012, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,033.1    $  183.6        $ --         $  (1.1)      $   --    $ 1,215.6
   Tax-exempt........................       1.7          --          --              --           --          1.7
   Government--non-U.S...............     163.5        34.6          --              --           --        198.1
   U.S. corporate....................   5,444.4       679.5          --           (20.5)          --      6,103.4
   Corporate--non-U.S................   2,067.0       171.6          --           (12.4)          --      2,226.2
   Residential mortgage-backed.......   1,783.6       177.7         4.7           (41.2)       (49.1)     1,875.7
   Commercial mortgage-backed........     932.9        33.8         0.9           (43.5)        (9.1)       915.0
   Other asset-backed................   1,119.4         6.9         0.1           (35.7)          --      1,090.7
                                      ---------    --------        ----         -------       ------    ---------
       Total fixed maturity
         securities..................  12,545.6     1,287.7         5.7          (154.4)       (58.2)    13,626.4
Equity securities....................      62.6         1.5          --              --           --         64.1
                                      ---------    --------        ----         -------       ------    ---------
       Total available-for-sale
         securities.................. $12,608.2    $1,289.2        $5.7         $(154.4)      $(58.2)   $13,690.5
                                      =========    ========        ====         =======       ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  GROSS UNREALIZED GAINS      GROSS UNREALIZED LOSSES
                                                --------------------------- --------------------------
                                      AMORTIZED NOT OTHER-THAN- OTHER-THAN- NOT OTHER-THAN- OTHER-THAN-
                                       COST OR    TEMPORARILY   TEMPORARILY   TEMPORARILY   TEMPORARILY   FAIR
(AMOUNTS IN MILLIONS)                   COST       IMPAIRED      IMPAIRED      IMPAIRED      IMPAIRED     VALUE
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $ 1,011.9    $  184.7        $ --         $    --       $    --   $ 1,196.6
   Government--non-U.S...............     119.2        23.2          --              --            --       142.4
   U.S. corporate....................   6,113.1       533.3          --           (61.4)         (0.4)    6,584.6
   Corporate--non-U.S................   1,855.4       100.4          --           (62.5)           --     1,893.3
   Residential mortgage-backed.......   1,929.8       144.1         3.0          (116.0)       (113.6)    1,847.3
   Commercial mortgage-backed........     859.8        20.3         0.7           (85.2)        (24.1)      771.5
   Other asset-backed................   1,450.7         5.3         0.1           (48.4)           --     1,407.7
                                      ---------    --------        ----         -------       -------   ---------
       Total fixed maturity
         securities..................  13,339.9     1,011.3         3.8          (373.5)       (138.1)   13,843.4
Equity securities....................      60.0         1.8          --            (2.7)           --        59.1
                                      ---------    --------        ----         -------       -------   ---------
       Total available-for-sale
         securities.................. $13,399.9    $1,013.1        $3.8         $(376.2)      $(138.1)  $13,902.5
                                      =========    ========        ====         =======       =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2012:

                              LESS THAN 12 MONTHS            12 MONTHS OR MORE                     TOTAL
                          ---------------------------- ------------------------------  ------------------------------
                                   GROSS                          GROSS                           GROSS
(DOLLAR AMOUNTS IN        FAIR   UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED  NUMBER OF
MILLIONS)                 VALUE    LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/ SECURITIES
------------------        ------ ---------- ---------- -------- ----------  ---------- -------- ----------  ----------
DESCRIPTION OF SECURITIES
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises......... $ 54.1   $(1.1)        7     $     --  $    --        --     $   54.1  $  (1.1)        7
   U.S. corporate........  300.7    (5.6)       70        180.3    (14.9)       27        481.0    (20.5)       97
   Corporate--non-U.S....  192.3    (1.9)       18        147.8    (10.5)       14        340.1    (12.4)       32
   Residential mortgage-
     backed..............   39.9    (0.5)       11        264.6    (89.8)      162        304.5    (90.3)      173
   Commercial mortgage-
     backed..............   97.0    (0.4)       10        335.1    (52.2)       84        432.1    (52.6)       94
   Other asset-backed....  186.2    (0.2)       19        102.9    (35.5)       12        289.1    (35.7)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
% Below cost--fixed
  maturity securities:
   (less than)20% Below
     cost................ $870.1   $(9.6)      133     $  799.5  $ (58.0)      186     $1,669.6  $ (67.6)      319
   20%-50% Below cost....    0.1    (0.1)        2        218.3   (106.0)       82        218.4   (106.1)       84
   (greater than)50%
     Below cost..........     --      --        --         12.9    (38.9)       31         12.9    (38.9)       31
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===
Investment grade......... $834.4   $(7.8)      121     $  520.6  $ (57.0)      115     $1,355.0  $ (64.8)      236
Below investment
  grade/(3)/.............   35.8    (1.9)       14        510.1   (145.9)      184        545.9   (147.8)      198
                          ------   -----       ---     --------  -------       ---     --------  -------       ---
Total for securities in
  an unrealized loss
  position............... $870.2   $(9.7)      135     $1,030.7  $(202.9)      299     $1,900.9  $(212.6)      434
                          ======   =====       ===     ========  =======       ===     ========  =======       ===

--------
/(1)/Amounts included $58.1 million of unrealized losses on
     other-than-temporarily impaired securities.
/(2)/Amounts included $58.2 million of unrealized losses on
     other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $57.8 million of unrealized losses on other-than-temporarily impaired securities.

   As indicated in the table above, the majority of the securities in a continuous unrealized loss position for less than 12 months were investment grade and less than 20% below cost. These unrealized losses were primarily attributable to lower credit ratings since acquisition for corporate securities across various industry sectors. For securities that have been in a continuous unrealized loss for less than 12 months, the average fair value percentage below cost was approximately 1.1% as of December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Fixed Maturity Securities In A Continuous Unrealized Loss Position For 12 Months Or More

   Of the $58.0 million of unrealized losses on fixed maturity securities in a continuous unrealized loss for 12 months or more that were less than 20% below cost, the weighted-average rating was "BB+" and approximately 48.1% of the unrealized losses were related to investment grade securities as of December 31, 2012. These unrealized losses were attributable to the lower credit ratings for these securities since acquisition, primarily associated with mortgage-backed and asset-backed securities as well as corporate securities in the finance and insurance sector. The average fair value percentage below cost for these securities was approximately 6.8% as of December 31, 2012. See below for additional discussion related to fixed maturity securities that have been in a continuous loss position for 12 months or more with a fair value that was more than 20% below cost.

   The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2012:

                                                                      INVESTMENT GRADE
                                        -----------------------------------------------------------------------------
                                                      20% TO 50%                          GREATER THAN 50%
                                        -------------------------------------- --------------------------------------
                                                         % OF TOTAL                             % OF TOTAL
                                                GROSS      GROSS                       GROSS      GROSS
                                        FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   U.S. corporate...................... $11.2   $ (4.2)      2.0%        2      $--    $  --       -- %        --
   Corporate--non-U.S..................  11.0     (5.6)      2.6         3       --       --        --         --
   Structured securities:
       Residential
         mortgage-backed...............  12.2     (5.7)      2.7         7       --     (0.1)       --          2
       Commercial mortgage-
         backed........................   1.6     (0.5)      0.2         2       --       --        --         --
       Other asset-backed..............  20.6    (13.1)      6.2         2       --       --        --         --
                                        -----   ------      ----        --      ---    -----       ---         --
       Total structured securities.....  34.4    (19.3)      9.1        11       --     (0.1)       --          2
                                        -----   ------      ----        --      ---    -----       ---         --
Total.................................. $56.6   $(29.1)     13.7%       16      $--    $(0.1)      -- %         2
                                        =====   ======      ====        ==      ===    =====       ===         ==

                                                                    BELOW INVESTMENT GRADE
                                        ------------------------------------------------------------------------------
                                                      20% TO 50%                           GREATER THAN 50%
                                        --------------------------------------- --------------------------------------
                                                          % OF TOTAL                             % OF TOTAL
                                                 GROSS      GROSS                       GROSS      GROSS
                                        FAIR   UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)            VALUE    LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------            ------ ---------- ---------- ---------- ----- ---------- ---------- ----------
Fixed maturity securities:
   Structured securities:
       Residential
         mortgage-backed............... $106.6   $(49.3)     23.2%       52     $ 7.8   $(22.6)     10.6%       22
       Commercial
         mortgage-backed...............   31.5    (11.1)      5.2        12       4.0    (14.4)      6.8         6
       Other asset-backed..............   23.6    (16.5)      7.8         2       1.1     (1.8)      0.8         1
                                        ------   ------      ----        --     -----   ------      ----        --
       Total structured securities.....  161.7    (76.9)     36.2        66      12.9    (38.8)     18.2        29
                                        ------   ------      ----        --     -----   ------      ----        --
Total.................................. $161.7   $(76.9)     36.2%       66     $12.9   $(38.8)     18.2%       29
                                        ======   ======      ====        ==     =====   ======      ====        ==

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   For all securities in an unrealized loss position, we expect to recover the amortized cost based on our estimate of cash flows to be collected. We do not intend to sell and it is not more likely than not that we will be required to sell these securities prior to recovering our amortized cost. See the following for further discussion of gross unrealized losses by asset class.

   Corporate Debt Securities

   The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2012:

                                                            INVESTMENT GRADE
                              -----------------------------------------------------------------------------
                                            20% TO 50%                          GREATER THAN 50%
                              -------------------------------------- --------------------------------------
                                               % OF TOTAL                             % OF TOTAL
                                      GROSS      GROSS                       GROSS      GROSS
                              FAIR  UNREALIZED UNREALIZED NUMBER OF  FAIR  UNREALIZED UNREALIZED NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)  VALUE   LOSSES     LOSSES   SECURITIES VALUE   LOSSES     LOSSES   SECURITIES
----------------------------  ----- ---------- ---------- ---------- ----- ---------- ---------- ----------
   Industry:
   Finance and insurance..... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              -----   -----       ---         -       ---     ---        ---         --
   Total..................... $22.2   $(9.8)      4.6%        5       $--     $--        -- %        --
                              =====   =====       ===         =       ===     ===        ===         ==

   All of the unrealized losses for corporate fixed maturity securities presented in the preceding tables related to issuers in the finance and insurance sector that were 30.7% below cost on average. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these debt securities has declined due to credit spreads that have widened since acquisition. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, we determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2012. All unrealized losses noted in the table above were related to financial hybrid securities on which a debt impairment model was employed. Most of our hybrid securities retained a credit rating of investment grade. The fair value of these hybrid securities has been impacted by credit spreads that have widened since acquisition and reflect uncertainty surrounding the extent and duration of government involvement, potential capital restructuring of these institutions, and continued but diminishing risk that income payments may be deferred. We continue to receive our contractual payments and expect to fully recover our amortized cost.

   We expect that our investments in corporate securities will continue to perform in accordance with our expectations about the amount and timing of estimated cash flows. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize write-downs within our portfolio of corporate securities in the future.

   Structured Securities

   Of the $135.1 million of unrealized losses related to structured securities that have been in an unrealized loss position for 12 months or more and were more than 20% below cost, $47.2 million related to other-than-temporarily impaired securities where the unrealized losses represented the non-credit portion of the impairment.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

The extent and duration of the unrealized loss position on our structured securities was primarily due to the ongoing concern and uncertainty about the residential and commercial real estate market and unemployment, resulting in credit spreads that have widened since acquisition. Additionally, the fair value of certain structured securities has been significantly impacted from high risk premiums being incorporated into the valuation as a result of the amount of potential losses that may be absorbed by the security in the event of additional deterioration in the U.S. housing market.

   While we considered the length of time each security had been in an unrealized loss position, the extent of the unrealized loss position and any significant declines in fair value subsequent to the balance sheet date in our evaluation of impairment for each of these individual securities, the primary factor in our evaluation of impairment is the expected performance for each of these securities. Our evaluation of expected performance is based on the historical performance of the associated securitization trust as well as the historical performance of the underlying collateral. Our examination of the historical performance of the securitization trust included consideration of the following factors for each class of securities issued by the trust: i) the payment history, including failure to make scheduled payments; ii) current payment status; iii) current and historical outstanding balances; iv) current levels of subordination and losses incurred to date; and v) characteristics of the underlying collateral. Our examination of the historical performance of the underlying collateral included: i) historical default rates, delinquency rates, voluntary and involuntary prepayments and severity of losses, including recent trends in this information; ii) current payment status; iii) loan to collateral value ratios, as applicable; iv) vintage; and v) other underlying characteristics such as current financial condition.

   We used our assessment of the historical performance of both the securitization trust and the underlying collateral for each security, along with third-party sources, when available, to develop our best estimate of cash flows expected to be collected. These estimates reflect projections for future delinquencies, prepayments, defaults and losses for the assets that collateralize the securitization trust and are used to determine the expected cash flows for our security, based on the payment structure of the trust. Our projection of expected cash flows is primarily based on the expected performance of the underlying assets that collateralize the securitization trust and is not directly impacted by the rating of our security. While we consider the rating of the security as an indicator of the financial condition of the issuer, this factor does not have a significant impact on our expected cash flows for each security. In limited circumstances, our expected cash flows include expected payments from reliable financial guarantors where we believe the financial guarantor will have sufficient assets to pay claims under the financial guarantee when the cash flows from the securitization trust are not sufficient to make scheduled payments. We then discount the expected cash flows using the effective yield of each security to determine the present value of expected cash flows.

   Based on this evaluation, the present value of expected cash flows was greater than or equal to the amortized cost for each security. Accordingly, we determined that the unrealized losses on each of our structured securities represented temporary impairments as of December 31, 2012.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of structured securities and future write-downs within our portfolio of structured securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

                                         LESS THAN 12 MONTHS             12 MONTHS OR MORE                     TOTAL
                                    ------------------------------ ------------------------------  --------------------
                                               GROSS                          GROSS                           GROSS
                                     FAIR    UNREALIZED NUMBER OF   FAIR    UNREALIZED  NUMBER OF   FAIR    UNREALIZED
(DOLLAR AMOUNTS IN MILLIONS)         VALUE     LOSSES   SECURITIES  VALUE   LOSSES/(1)/ SECURITIES  VALUE   LOSSES/(2)/
----------------------------        -------- ---------- ---------- -------- ----------  ---------- -------- ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate................. $  646.9   $(15.0)      86     $  445.3  $ (46.8)       67     $1,092.2  $ (61.8)
    Corporate--non-U.S.............    359.5    (19.0)      42        223.5    (43.5)       25        583.0    (62.5)
    Residential mortgage-                                                     (226.7)
     backed........................    128.4     (2.9)      28        397.5                214        525.9   (229.6)
    Commercial mortgage-
     backed........................     90.5    (13.1)      23        385.3    (96.2)      106        475.8   (109.3)
    Other asset-backed.............    136.3     (0.3)      13        192.5    (48.1)       24        328.8    (48.4)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Subtotal, fixed maturity                                                  (461.3)
     securities....................  1,361.6    (50.3)     192      1,644.1                436      3,005.7   (511.6)
Equity securities..................       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost...... $1,346.5   $(43.7)     177     $1,139.4  $ (97.9)      213     $2,485.9  $(141.6)
    20%-50% Below cost.............     14.6     (4.9)       8        448.6   (245.4)      163        463.2   (250.3)
    (greater than)50% Below cost...      0.5     (1.7)       7         56.1   (118.0)       60         56.6   (119.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total fixed maturity
     securities....................  1,361.6    (50.3)     192      1,644.1   (461.3)      436      3,005.7   (511.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
% Below cost--equity
 securities:
    (less than)20% Below cost......       --       --       --          0.6     (0.1)        3          0.6     (0.1)
    20%-50% Below cost.............       --       --       --          4.0     (2.6)        1          4.0     (2.6)
                                    --------   ------      ---     --------  -------       ---     --------  -------
    Total equity securities........       --       --       --          4.6     (2.7)        4          4.6     (2.7)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======
Investment grade................... $1,229.0   $(37.8)     152     $  991.7  $(149.7)      211     $2,220.7  $(187.5)
Below investment grade/(3)/........    132.6    (12.5)      40        657.0   (314.3)      229        789.6   (326.8)
                                    --------   ------      ---     --------  -------       ---     --------  -------
Total for securities in an
 unrealized loss position.......... $1,361.6   $(50.3)     192     $1,648.7  $(464.0)      440     $3,010.3  $(514.3)
                                    ========   ======      ===     ========  =======       ===     ========  =======

                                    ----------

                                    NUMBER OF
(DOLLAR AMOUNTS IN MILLIONS)        SECURITIES
----------------------------        ----------
DESCRIPTION OF SECURITIES
Fixed maturity securities:
    U.S. corporate.................    153
    Corporate--non-U.S.............     67
    Residential mortgage-
     backed........................    242
    Commercial mortgage-
     backed........................    129
    Other asset-backed.............     37
                                       ---
    Subtotal, fixed maturity
     securities....................    628
Equity securities..................      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
% Below cost--fixed maturity
 securities:
    (less than)20% Below cost......    390
    20%-50% Below cost.............    171
    (greater than)50% Below cost...     67
                                       ---
    Total fixed maturity
     securities....................    628
                                       ---
% Below cost--equity
 securities:
    (less than)20% Below cost......      3
    20%-50% Below cost.............      1
                                       ---
    Total equity securities........      4
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===
Investment grade...................    363
Below investment grade/(3)/........    269
                                       ---
Total for securities in an
 unrealized loss position..........    632
                                       ===

--------
/(1)/Amounts included $134.3 million of unrealized losses on other-than-temporarily impaired securities.
/(2)/Amounts included $138.1 million of unrealized losses on other-than-temporarily impaired securities.
/(3)/Amounts that have been in a continuous loss position for 12 months or more included $132.5 million of unrealized losses on other-than-temporarily impaired securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2012 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                AMORTIZED COST
       (AMOUNTS IN MILLIONS)                       OR COST     FAIR VALUE
       ---------------------                    -------------- ----------
       Due one year or less....................   $   504.5    $   506.9
       Due after one year through five years...     2,215.6      2,310.4
       Due after five years through ten years..     1,949.8      2,160.3
       Due after ten years.....................     4,039.8      4,767.4
                                                  ---------    ---------
              Subtotal.........................     8,709.7      9,745.0
       Residential mortgage-backed.............     1,783.6      1,875.7
       Commercial mortgage-backed..............       932.9        915.0
       Other asset-backed......................     1,119.4      1,090.7
                                                  ---------    ---------
              Total............................   $12,545.6    $13,626.4
                                                  =========    =========

   As of December 31, 2012, $1,225.7 million of our investments (excluding mortgage-backed and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2012, securities issued by utilities and energy, finance and insurance, and consumer--non-cyclical industry groups represented approximately 25.0%, 20.5% and 12.5% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2012, we did not hold any fixed maturity securities in any single issuer, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of stockholder's equity.

   As of December 31, 2012 and 2011, $8.2 million of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Property type:
Office...............................................    $  538.5       32.6%      $  553.8       29.9%
Industrial...........................................       468.5       28.4          566.1       30.6
Retail...............................................       409.1       24.8          453.5       24.5
Apartments...........................................       126.4        7.7          146.4        7.9
Mixed use/other......................................       107.7        6.5          131.0        7.1
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

                                                                2012                      2011
                                                      ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                                 CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                                 -------------- ---------- -------------- ----------
Geographic region:
South Atlantic.......................................    $  566.7       34.3%      $  620.8       33.5%
Pacific..............................................       449.0       27.2          456.3       24.7
Middle Atlantic......................................       191.6       11.6          196.2       10.6
East North Central...................................       109.4        6.6          177.5        9.6
West North Central...................................        90.6        5.5          103.3        5.6
Mountain.............................................        86.7        5.3          106.4        5.7
West South Central...................................        62.2        3.8           71.2        3.8
East South Central...................................        55.1        3.3           64.1        3.5
New England..........................................        38.9        2.4           55.0        3.0
                                                         --------      -----       --------      -----
   Subtotal..........................................     1,650.2      100.0%       1,850.8      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         0.6                       1.1
   Allowance for losses..............................       (11.7)                    (15.4)
                                                         --------                  --------
   Total.............................................    $1,639.1                  $1,836.5
                                                         ========                  ========

   As of December 31, 2012 and 2011, our total mortgage holdings secured by real estate in California was $286.8 million and $293.3 million, respectively, which was 17.5% and 16.0%, respectively, of our total mortgage holdings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

                                                                  2012
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................    $ 2.4         $--           $ --         $ 2.4    $  536.1  $  538.5
   Industrial..................       --          --             --            --       468.5     468.5
   Retail......................       --          --             --            --       409.1     409.1
   Apartments..................       --          --            4.4           4.4       122.0     126.4
   Mixed use/other.............     66.4          --             --          66.4        41.3     107.7
                                   -----         ---           ----         -----    --------  --------
   Total recorded investment...    $68.8         $--           $4.4         $73.2    $1,577.0  $1,650.2
                                   =====         ===           ====         =====    ========  ========
% of total commercial mortgage
  loans........................      4.1%         --%           0.3%          4.4%       95.6%    100.0%
                                   =====         ===           ====         =====    ========  ========

                                                                  2011
                                -----------------------------------------------------------------------
                                31 - 60 DAYS 61 - 90 DAYS GREATER THAN 90 TOTAL PAST
(AMOUNTS IN MILLIONS)             PAST DUE     PAST DUE    DAYS PAST DUE     DUE      CURRENT    TOTAL
---------------------           ------------ ------------ --------------- ---------- --------  --------
Property type:
   Office......................     $3.8         $--            $--          $3.8    $  550.0  $  553.8
   Industrial..................      1.2          --             --           1.2       564.9     566.1
   Retail......................       --          --             --            --       453.5     453.5
   Apartments..................       --          --             --            --       146.4     146.4
   Mixed use/other.............      1.2          --             --           1.2       129.8     131.0
                                    ----         ---            ---          ----    --------  --------
   Total recorded investment...     $6.2         $--            $--          $6.2    $1,844.6  $1,850.8
                                    ====         ===            ===          ====    ========  ========
% of total commercial mortgage
  loans........................      0.3%         --%            --%          0.3%       99.7%    100.0%
                                    ====         ===            ===          ====    ========  ========

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were past due for more than 90 days and still accruing interest. We also did not have any commercial mortgage loans that were past due for less than 90 days on nonaccrual status as of December 31, 2012 and 2011.

   As of and for the years ended December 31, 2012 and 2011, we modified or extended 19 and 18 commercial mortgage loans, respectively, with a total carrying value of $195.5 million and $140.9 million, respectively. All of these modifications or extensions were based on current market interest rates, did not result in any forgiveness in the outstanding principal amount owed by the borrower and were not considered troubled debt restructurings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended
December 31:

(AMOUNTS IN MILLIONS)                                    2012      2011      2010
---------------------                                  --------  --------  --------
Allowance for credit losses:
   Beginning balance.................................. $   15.4  $   18.5  $   15.0
   Charge-offs/(1)/...................................       --        --     (14.6)
   Recoveries.........................................       --        --        --
   Provision..........................................     (3.7)     (3.1)     18.1
                                                       --------  --------  --------
   Ending balance..................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========
   Ending allowance for individually impaired
     loans............................................ $     --  $     --  $     --
                                                       ========  ========  ========
   Ending allowance for loans not individually
     impaired that were evaluated collectively for
     impairment....................................... $   11.7  $   15.4  $   18.5
                                                       ========  ========  ========

Recorded investment:
   Ending balance..................................... $1,650.2  $1,850.8  $2,126.3
                                                       ========  ========  ========
   Ending balance of individually impaired loans...... $     --  $     --  $    4.2
                                                       ========  ========  ========
   Ending balance of loans not individually impaired
     that were evaluated collectively for
     impairment....................................... $1,650.2  $1,850.8  $2,122.1
                                                       ========  ========  ========

--------
/(1)/Charge-offs in 2010 included $13.0 million related to held-for-sale commercial mortgage loans that were sold.

   As of December 31, 2012 and 2011, we had no commercial mortgage loans that were individually impaired.

   In evaluating the credit quality of commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with commercial mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

                                                            2012
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $124.1   $ 44.3    $296.6     $ 68.3       $ 5.2      $  538.5
   Industrial.................   163.7     82.9     172.5       44.1         5.3         468.5
   Retail.....................   142.5     41.9     185.9       38.1         0.7         409.1
   Apartments.................    54.1     27.8      36.0        8.5          --         126.4
   Mixed use/other............     7.1      1.1      18.5       75.2         5.8         107.7
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $491.5   $198.0    $709.5     $234.2       $17.0      $1,650.2
                                ======   ======    ======     ======       =====      ========
% of total....................    29.8%    12.0%     43.0%      14.2%        1.0%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
   coverage ratio.............    2.13     1.52      1.70       2.59        0.59          1.92
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $17.0 million of loans in good standing, with a total weighted-average loan-to-value of 109.3%, where borrowers continued to make timely payments.

                                                            2011
                               --------------------------------------------------------------
                                                                          GREATER
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% THAN 100%/(1)/   TOTAL
---------------------          -------- --------- --------- ---------- -------------  --------
Property type:
   Office.....................  $197.9   $ 91.9    $186.2     $ 67.6       $10.2      $  553.8
   Industrial.................   160.0    134.0     170.4       98.0         3.7         566.1
   Retail.....................   140.2     54.0     207.9       46.6         4.8         453.5
   Apartments.................    60.3     29.8      38.3       18.0          --         146.4
   Mixed use/other............    14.4     16.4      18.8        9.1        72.3         131.0
                                ------   ------    ------     ------       -----      --------
   Total recorded investment..  $572.8   $326.1    $621.6     $239.3       $91.0      $1,850.8
                                ======   ======    ======     ======       =====      ========
% of total....................    30.9%    17.6%     33.7%      12.9%        4.9%        100.0%
                                ======   ======    ======     ======       =====      ========
Weighted-average debt service
  coverage ratio..............    2.43     1.79      1.57       1.07        4.64          1.96
                                ======   ======    ======     ======       =====      ========

--------
/(1)/Included $91.0 million of loans in good standing, with a total weighted-average loan-to-value of 110.7%, where borrowers continued to make timely payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

                                                                         2012
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 45.7       $ 32.3      $129.8      $150.7         $105.4       $  463.9
   Industrial......................       61.9         45.6        82.7       204.0           74.3          468.5
   Retail..........................       11.1         89.3        96.7       135.2           76.1          408.4
   Apartments......................        2.7          7.4        30.7        59.3           26.3          126.4
   Mixed use/other.................        1.1         15.8        22.5         1.0            0.9           41.3
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $122.5       $190.4      $362.4      $550.2         $283.0       $1,508.5
                                        ======       ======      ======      ======         ======       ========
% of total.........................        8.1%        12.6%       24.0%       36.5%          18.8%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       75.4%        69.9%       60.4%       56.9%          38.7%          57.5%
                                        ======       ======      ======      ======         ======       ========

                                                                         2011
                                    -----------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00   TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- --------
Property type:
   Office..........................     $ 47.6       $ 42.4      $128.3      $112.1         $148.8       $  479.2
   Industrial......................       87.0         87.3        90.0       203.5           98.3          566.1
   Retail..........................       27.7         80.2       129.4       110.2          104.8          452.3
   Apartments......................        1.8         21.5        27.9        77.4           17.8          146.4
   Mixed use/other.................         --         12.8        28.1         7.4           16.3           64.6
                                        ------       ------      ------      ------         ------       --------
   Total recorded investment.......     $164.1       $244.2      $403.7      $510.6         $386.0       $1,708.6
                                        ======       ======      ======      ======         ======       ========
% of total.........................        9.6%        14.3%       23.6%       29.9%          22.6%         100.0%
                                        ======       ======      ======      ======         ======       ========
Weighted-average loan-to-value.....       79.6%        71.4%       63.8%       55.6%          43.5%          59.4%
                                        ======       ======      ======      ======         ======       ========

   The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

                                                                        2012
                                    ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)               LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------               -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office..........................      $--           $--        $ --         $--          $ 74.6       $ 74.6
   Industrial......................       --            --          --          --              --           --
   Retail..........................       --            --         0.7          --              --          0.7
   Apartments......................       --            --          --          --              --           --
   Mixed use/other.................       --            --          --          --            66.4         66.4
                                         ---           ---        ----         ---          ------       ------
   Total recorded investment.......      $--           $--        $0.7         $--          $141.0       $141.7
                                         ===           ===        ====         ===          ======       ======
% of total.........................       --%           --%        0.5%         --%           99.5%       100.0%
                                         ===           ===        ====         ===          ======       ======
Weighted-average loan-to-value.....       --%           --%        9.0%         --%           71.3%        71.0%
                                         ===           ===        ====         ===          ======       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Office......................      $--           $--        $  --        $--          $ 74.6       $ 74.6
   Industrial..................       --            --           --         --              --           --
   Retail......................       --            --          1.2         --              --          1.2
   Apartments..................       --            --           --         --              --           --
   Mixed use/other.............       --            --           --         --            66.4         66.4
                                     ---           ---        -----        ---          ------       ------
   Total recorded investment...      $--           $--        $ 1.2        $--          $141.0       $142.2
                                     ===           ===        =====        ===          ======       ======
% of total.....................       --%           --%         0.8%        --%           99.2%       100.0%
                                     ===           ===        =====        ===          ======       ======
Weighted-average loan-to-value.       --%           --%        15.0%        --%           81.0%        80.5%
                                     ===           ===        =====        ===          ======       ======

   (f) Restricted Commercial Mortgage Loans Related To Securitization Entity

   The following tables set forth additional information regarding our restricted commercial mortgage loans related to a securitization entity as of December 31:

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Property type:
  Retail..................     $32.0         49.6%       $42.3         49.1%
  Industrial..............      13.2         20.4         15.1         17.5
  Office..................      11.9         18.4         20.2         23.4
  Apartments..............       4.7          7.3          5.6          6.5
  Mixed use/other.........       2.8          4.3          3.0          3.5
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

                                     2012                      2011
                           ------------------------  ------------------------
  (AMOUNTS IN MILLIONS)    CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
  ---------------------    -------------- ---------- -------------- ----------
  Geographic region:
  Pacific.................     $17.6         27.2%       $23.1         26.8%
  South Atlantic..........      17.5         27.1         22.1         25.6
  Middle Atlantic.........      11.0         17.0         12.5         14.5
  East North Central......      10.2         15.8         12.2         14.2
  West North Central......       2.6          4.0          6.3          7.3
  Mountain................       2.3          3.6          5.9          6.8
  East South Central......       2.0          3.1          2.2          2.6
  West South Central......       0.9          1.4          1.3          1.5
  New England.............       0.5          0.8          0.6          0.7
                               -----        -----        -----        -----
     Subtotal.............      64.6        100.0%        86.2        100.0%
                                            =====                     =====
     Allowance for losses.      (0.1)                     (0.1)
                               -----                     -----
     Total................     $64.5                     $86.1
                               =====                     =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   As of December 31, 2012, all of our restricted commercial mortgage loans were current. As of December 31, 2011, $83.4 million were current, $1.5 million were 61 to 90 days past due and $1.3 million were past due for more than 90 days and still accruing interest.

   As of December 31, 2012 and 2011, the total recorded investment of restricted commercial mortgage loans of $64.6 million and $86.2 million, respectively, related to loans not individually impaired that were evaluated collectively for impairment. There was no provision for credit losses recorded during the year ended December 31, 2012 related to restricted commercial mortgage loans. A reduction in credit losses of $0.2 million was recorded during the year ended December 31, 2011, resulting in an ending allowance for credit losses balance of $0.1 million as of December 31, 2011. A provision for credit losses of $0.8 million was recorded during the year ended December 31, 2010, of which $0.5 million was required upon consolidation of a securitization entity as of January 1, 2010. We also recorded charge-offs of $0.5 million during 2010 related to our individually impaired restricted commercial mortgage loans, resulting in an ending allowance for credit losses balance of $0.3 million as of December 31, 2010.

   In evaluating the credit quality of restricted commercial mortgage loans, we assess the performance of the underlying loans using both quantitative and qualitative criteria. The risks associated with restricted commercial mortgage loans can typically be evaluated by reviewing both the loan-to-value and debt service coverage ratio to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable us to recover our unpaid principal balance in the event of default by the borrower. The average loan-to-value ratio is based on our most recent estimate of the fair value for the underlying property which is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A lower loan-to-value indicates that our loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in our expectation that the borrower will continue to make the future scheduled payments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

                                                             2012
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $32.0     $  --      $--       $--            $--        $ 32.0
   Industrial.................   13.2        --       --        --             --          13.2
   Office.....................   10.2       1.7       --        --             --          11.9
   Apartments.................    4.7        --       --        --             --           4.7
   Mixed use/other............    2.8        --       --        --             --           2.8
                                -----     -----      ---       ---            ---        ------
   Total recorded investment..  $62.9     $ 1.7      $--       $--            $--        $ 64.6
                                =====     =====      ===       ===            ===        ======
% of total....................   97.4%      2.6%      --%       --%            --%        100.0%
                                =====     =====      ===       ===            ===        ======
Weighted-average debt service
  coverage ratio..............   1.79      1.00       --        --             --          1.77
                                =====     =====      ===       ===            ===        ======

                                                             2011
                               ----------------------------------------------------------------
(AMOUNTS IN MILLIONS)          0% - 50% 51% - 60% 61% - 75% 76% - 100% GREATER THAN 100%  TOTAL
---------------------          -------- --------- --------- ---------- ----------------- ------
Property type:
   Retail.....................  $40.9     $ 1.4     $  --     $   --          $--        $ 42.3
   Industrial.................   13.3       1.8        --         --           --          15.1
   Office.....................   10.6       2.4       5.9        1.3           --          20.2
   Apartments.................    5.6        --        --         --           --           5.6
   Mixed use/other............    3.0        --        --         --           --           3.0
                                -----     -----     -----     ------          ---        ------
   Total recorded investment..  $73.4     $ 5.6     $ 5.9     $  1.3          $--        $ 86.2
                                =====     =====     =====     ======          ===        ======
% of total....................   85.1%      6.5%      6.9%       1.5%          --%        100.0%
                                =====     =====     =====     ======          ===        ======
Weighted-average debt service
  coverage ratio..............   1.80      1.27      2.38      (0.13)          --          1.78
                                =====     =====     =====     ======          ===        ======

   The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

                                                                    2012
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.5         $ 3.4       $ 9.7       $ 7.7          $ 9.7       $ 32.0
   Industrial..................       0.5            --         1.6         8.4            2.7         13.2
   Office......................       0.3           1.7         1.4         4.9            3.6         11.9
   Apartments..................        --            --         3.1          --            1.6          4.7
   Mixed use/other.............        --            --          --          --            2.8          2.8
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 2.3         $ 5.1       $15.8       $21.0          $20.4       $ 64.6
                                    -----         -----       -----       -----          -----       ------
% of total.....................       3.6%          7.9%       24.5%       32.4%          31.6%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      22.2%         40.3%       28.9%       25.6%          23.9%        26.9%
                                    =====         =====       =====       =====          =====       ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                                    2011
                                ---------------------------------------------------------------------------
(AMOUNTS IN MILLIONS)           LESS THAN 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 GREATER THAN 2.00  TOTAL
---------------------           -------------- ----------- ----------- ----------- ----------------- ------
Property type:
   Retail......................     $ 1.4         $ 6.6       $14.9       $13.6          $ 5.8       $ 42.3
   Industrial..................       0.7           2.7          --        10.5            1.2         15.1
   Office......................       3.7            --          --         8.4            8.1         20.2
   Apartments..................        --            --         3.9          --            1.7          5.6
   Mixed use/other.............        --            --          --          --            3.0          3.0
                                    -----         -----       -----       -----          -----       ------
   Total recorded investment...     $ 5.8         $ 9.3       $18.8       $32.5          $19.8       $ 86.2
                                    =====         =====       =====       =====          =====       ======
% of total.....................       6.7%         10.8%       21.8%       37.7%          23.0%       100.0%
                                    =====         =====       =====       =====          =====       ======
Weighted-average loan-to-value.      58.9%         38.2%       33.5%       32.8%          29.8%        34.6%
                                    =====         =====       =====       =====          =====       ======

   There were no floating rate restricted commercial mortgage loans as of December 31, 2012 or 2011.

   See note 15 for additional information related to our consolidated securitization entity.

   (g) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                       2012                      2011
                                             ------------------------  ------------------------
(AMOUNTS IN MILLIONS)                        CARRYING VALUE % OF TOTAL CARRYING VALUE % OF TOTAL
---------------------                        -------------- ---------- -------------- ----------
Investment in unconsolidated subsidiary.....    $  560.4       47.4%      $  478.2       37.8%
Trading securities..........................       403.8       34.2          454.6       35.9
Limited partnerships........................       122.8       10.4          122.6        9.7
Securities lending collateral...............        48.2        4.1           41.3        3.3
Derivatives.................................        27.5        2.3           66.0        5.2
Derivatives counterparty collateral.........         7.0        0.6           38.3        3.0
Short-term investments......................         5.0        0.4           58.0        4.6
Real estate owned...........................         4.8        0.4            4.0        0.3
Other investments...........................         1.8        0.2            1.7        0.1
Restricted other invested assets related to
  securitization entity/(1)/................          --         --            1.4        0.1
                                                --------      -----       --------      -----
   Total other invested assets..............    $1,181.3      100.0%      $1,266.1      100.0%
                                                ========      =====       ========      =====

--------
/(1)/See note 15 for additional information related to our consolidated securitization entity.

(4) DERIVATIVE INSTRUMENTS

   Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our positions in derivative instruments as of December 31:

                                           DERIVATIVE ASSETS             DERIVATIVE LIABILITIES
                                    ------------------------------- --------------------------------
                                         BALANCE        FAIR VALUE      BALANCE         FAIR VALUE
                                          SHEET         -----------      SHEET         -------------
(AMOUNTS IN MILLIONS)                 CLASSIFICATION    2012  2011   CLASSIFICATION     2012   2011
---------------------               --------------      ----- ----- --------------     ------ ------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
                                      Other invested                       Other
   Interest rate swaps.............       assets        $ 6.5 $25.0     liabilities    $   -- $  0.5
                                                        ----- -----                    ------ ------
   Total fair value hedges.........                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
   Total derivatives designated as
     hedges........................                       6.5  25.0                        --    0.5
                                                        ----- -----                    ------ ------
DERIVATIVES NOT DESIGNATED AS
  HEDGES
                                      Other invested                       Other
Interest rate swaps................       assets          2.1   5.5     liabilities       5.2    8.3
                                      Other invested                       Other
Credit default swaps...............       assets          0.2   0.4     liabilities        --    0.1
                                      Other invested                       Other
Equity index options...............       assets         18.2  22.6     liabilities        --     --
                                      Other invested                       Other
Financial futures..................       assets           --    --     liabilities        --     --
                                      Other invested                       Other
Equity return swaps................       assets           --   6.6     liabilities       7.8    2.8
                                      Other invested                       Other
Limited guarantee..................       assets          0.5   5.9     liabilities        --     --
                                                                       Policyholder
                                        Reinsurance                       account
Reinsurance embedded derivatives...  recoverable/(1)/    35.6  17.8      balances          --     --
                                                                       Policyholder
                                        Reinsurance                       account
GMWB embedded derivatives..........  recoverable/(2)/     8.4  13.9    balances/(3)/    307.2  433.6
                                                                       Policyholder
Fixed index annuity embedded                                              account
  derivatives......................  Other assets/(4)/     --    --    balances/(4)/     21.7     --
                                                        ----- -----                    ------ ------
   Total derivatives not
     designated as hedges..........                      65.0  72.7                     341.9  444.8
                                                        ----- -----                    ------ ------
   Total derivatives...............                     $71.5 $97.7                    $341.9 $445.3
                                                        ===== =====                    ====== ======

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
/(4)/Represents the embedded derivatives associated with our fixed index annuity liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                 MATURITIES/
(NOTIONAL IN MILLIONS)                   MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
----------------------                   ----------- ----------------- --------- ------------ -----------------
DERIVATIVES DESIGNATED AS HEDGES
Fair value hedges:
   Interest rate swaps..................  Notional       $  575.9      $     --   $  (282.9)      $  293.0
                                                         --------      --------   ---------       --------
   Total fair value hedges..............                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                    575.9            --      (282.9)         293.0
                                                         --------      --------   ---------       --------
DERIVATIVES NOT DESIGNATED AS HEDGES
Interest rate swaps.....................  Notional          522.5         532.5      (346.2)         708.8
Credit default swaps....................  Notional           56.1            --          --           56.1
Equity index options....................  Notional          323.2       1,583.3    (1,207.8)         698.7
Financial futures.......................  Notional        2,701.8       4,868.7    (6,094.7)       1,475.8
Equity return swaps.....................  Notional          297.9         201.4      (313.3)         186.0
Limited guarantee.......................  Notional          250.0            --          --          250.0
                                                         --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                  4,151.5       7,185.9    (7,962.0)       3,375.4
                                                         --------      --------   ---------       --------
   Total derivatives....................                 $4,727.4      $7,185.9   $(8,244.9)      $3,668.4
                                                         ========      ========   =========       ========

                                                                              MATURITIES/
(NUMBER OF POLICIES)                  MEASUREMENT DECEMBER 31, 2011 ADDITIONS TERMINATIONS DECEMBER 31, 2012
--------------------                  ----------- ----------------- --------- ------------ -----------------
DERIVATIVES NOT DESIGNATED AS HEDGES
GMWB embedded derivatives............  Policies        41,624            --      (2,426)        39,198
Fixed index annuity embedded
  derivatives........................  Policies             2         1,610         (12)         1,600

   We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2012.

   Cash Flow Hedges

   Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

currency cash flow exposure of foreign currency denominated investments;
(iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies;
(v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; and (vi) other instruments to hedge the cash flows of various forecasted transactions.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.1                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.2             income            $--       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

   The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

                                                  GAIN (LOSS)     CLASSIFICATION    GAIN (LOSS)   CLASSIFICATION
                                               RECLASSIFIED INTO  OF GAIN (LOSS)   RECOGNIZED IN  OF GAIN (LOSS)
                                GAIN (LOSS)    NET INCOME (LOSS) RECLASSIFIED INTO  NET INCOME     RECOGNIZED IN
(AMOUNTS IN MILLIONS)        RECOGNIZED IN OCI     FROM OCI      NET INCOME (LOSS)  (LOSS)/(1)/  NET INCOME (LOSS)
---------------------        ----------------- ----------------- ----------------- ------------- -----------------
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................        $--              $0.1             income            $--       gains (losses)
Interest rate swaps hedging                                       Net investment                  Net investment
  assets....................         --               0.1         gains (losses)         --       gains (losses)
                                    ---              ----                               ---
   Total....................        $--              $0.2                               $--
                                    ===              ====                               ===

--------
/(1)/Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012  2011   2010
---------------------                                                                        -----  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1....................... $51.8  $16.8 $12.4
Current period increases (decreases) in fair value, net of deferred taxes of $2.4, $(19.1)
  and $(2.6)................................................................................  (4.4)  34.8   4.7
Reclassification to net (income) loss, net of deferred taxes of $--, $(0.1) and $0.1........  (0.2)   0.2  (0.3)
                                                                                             -----  ----- -----
Derivatives qualifying as effective accounting hedges as of December 31..................... $47.2  $51.8 $16.8
                                                                                             =====  ===== =====

   Derivatives qualifying as effective accounting hedges contained $47.2 million, $51.7 million and $16.5 million, net of taxes, for the years ended December 31, 2012, 2011 and 2010, respectively, from our investment in GLICNY. The $47.2 million, net of taxes, recorded in stockholder's equity as of December 31, 2012 is expected to be reclassified to future net income (loss) through our equity in income of unconsolidated subsidiary and $0.1 million is expected to be reclassified to future income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
           -              ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  0.5      gains (losses)        $(2.2)         income            $(0.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (17.4)     gains (losses)         20.8     Interest credited       17.0      gains (losses)
                             ------                            -----                            -----
   Total.................    $(16.9)                           $18.6                            $16.5
                             ======                            =====                            =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)   CLASSIFICATION                   CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN OF GAIN (LOSSES)   OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME    RECOGNIZED IN        TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)     NET INCOME (LOSS)  INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  1.5      gains (losses)        $(4.8)         income            $(1.4)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (39.2)     gains (losses)         45.7     Interest credited       39.1      gains (losses)
                             ------                            -----                            -----
   Total.................    $(37.7)                           $40.9                            $37.7
                             ======                            =====                            =====

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

                                               DERIVATIVE INSTRUMENT                                  HEDGED ITEM
                          ----------------------------------------------------------------  -------------------------------
                           GAIN (LOSS)  CLASSIFICATION OF                 CLASSIFICATION     GAIN (LOSS)   CLASSIFICATION
                          RECOGNIZED IN  GAIN (LOSSES)     OTHER IMPACTS     OF OTHER       RECOGNIZED IN OF GAIN (LOSSES)
                           NET INCOME   RECOGNIZED IN NET     TO NET        IMPACTS TO       NET INCOME    RECOGNIZED IN
(AMOUNTS IN MILLIONS)        (LOSS)      INCOME (LOSS)     INCOME (LOSS) NET INCOME (LOSS)     (LOSS)     NET INCOME (LOSS)
---------------------     ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                      Net investment                   Net investment                   Net investment
  hedging assets.........    $  2.8      gains (losses)        $(5.6)         income            $(2.5)     gains (losses)
Interest rate swaps                      Net investment                                                    Net investment
  hedging liabilities....     (37.6)     gains (losses)         (0.1)    Interest credited       37.3      gains (losses)
                             ------                            -----                            -----
   Total.................    $(34.8)                           $(5.7)                           $34.8
                             ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; and
(v) credit default swaps to mitigate loss exposure to certain credit risk. Additionally, we provide GMWBs on certain variable annuities and offer fixed index annuity products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                     CLASSIFICATION OF GAIN (LOSS) RECOGNIZED
(AMOUNTS IN MILLIONS)                        2012     2011    2010            IN NET INCOME (LOSS)
---------------------                      -------  -------  ------  ----------------------------------------
Interest rate swaps....................... $  14.6  $   3.3  $145.7       Net investment gains (losses)
Credit default swaps......................     0.6      0.2     1.0       Net investment gains (losses)
Equity index options......................   (42.4)     0.8   (69.2)      Net investment gains (losses)
Financial futures.........................  (111.1)   150.3   (99.0)      Net investment gains (losses)
Equity return swaps.......................   (34.4)     2.1   (11.2)      Net investment gains (losses)
Limited guarantee.........................    (5.4)   (17.2)   (6.9)      Net investment gains (losses)
Reinsurance embedded derivative...........   (17.8)   (10.5)  (20.1)      Net investment gains (losses)
GMWB embedded derivatives.................   150.5   (277.1)   77.8       Net investment gains (losses)
Fixed index annuity embedded derivatives..    (0.1)      --      --       Net investment gains (losses)
                                           -------  -------  ------
   Total derivatives not designated as
     hedges............................... $ (45.5) $(148.1) $ 18.1
                                           =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2012 and 2011, net fair value assets by counterparty totaled $16.0 million and $49.9 million, respectively. As of December 31, 2012 and 2011, net fair value liabilities by counterparty totaled $2.0 million and $1.5 million, respectively. As of December 31, 2012, we retained collateral of $7.0 million related to these agreements, with no over collateralization from certain counterparties. As of December 31, 2011, we retained collateral of $38.3 million related to these agreements, including over collateralization of $5.4 million from certain counterparties. As of December 31, 2012, we posted $1.9 million of collateral to derivative counterparties, including over collateralization of $0.6 million. As of December 31, 2011, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012 and 2011, we could have been allowed to claim up to $9.0 million and $17.0 million, respectively, from counterparties and required to disburse up to $0.7 million and $1.5 million, respectively. This represented the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                            2012                        2011
                                                 --------------------------- ---------------------------
                                                 NOTIONAL                    NOTIONAL
(AMOUNTS IN MILLIONS)                             VALUE   ASSETS LIABILITIES  VALUE   ASSETS LIABILITIES
---------------------                            -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AA
   Matures in less than one year................  $ 6.0    $ --      $--      $  --    $ --     $ --
   Matures after one year through five years....     --      --       --        6.0      --       --
   Matures after five years through ten years...    5.0      --       --        5.0      --       --
A
   Matures in less than one year................   16.5      --       --         --      --       --
   Matures after one year through five years....     --      --       --       16.5     0.1      0.1
BBB
   Matures in less than one year................   23.6     0.1       --         --      --       --
   Matures after one year through five years....     --      --       --       23.6     0.3       --
   Matures after five years through ten years...    5.0     0.1       --        5.0      --       --
                                                  -----    ----      ---      -----    ----     ----
   Total credit default swaps on single name
     reference entities.........................  $56.1    $0.2      $--      $56.1    $0.4     $0.1
                                                  =====    ====      ===      =====    ====     ====

(5) DEFERRED ACQUISITION COSTS

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                 2012      2011      2010
---------------------                                               --------  --------  --------
Unamortized balance as of January 1................................ $2,713.3  $2,518.7  $2,440.0
   Costs deferred..................................................    347.9     295.7     216.3
   Amortization, net of interest accretion.........................   (293.3)   (113.7)   (137.6)
   Reinsurance transactions/(1)/...................................       --      12.6        --
                                                                    --------  --------  --------
Unamortized balance as of December 31..............................  2,767.9   2,713.3   2,518.7
   Accumulated effect of net unrealized investment (gains) losses..   (143.4)   (109.2)    (26.5)
                                                                    --------  --------  --------
Balance as of December 31.......................................... $2,624.5  $2,604.1  $2,492.2
                                                                    ========  ========  ========

--------
/(1)/See note 7 for a discussion of reinsurance transactions.

   As part of a life block transaction in 2012, we wrote off $141.8 million of DAC associated with certain term life insurance policies under a new reinsurance treaty. The write-off was included in amortization, net of interest accretion.

   We regularly review DAC to determine if it is recoverable from future income. As part of a life block transaction in 2012, we recorded $39.4 million of additional DAC amortization to reflect loss recognition on certain term life insurance policies under a reinsurance treaty. As of December 31, 2012 and 2011, we believe all of our other businesses have sufficient future income and therefore the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(6) INTANGIBLE ASSETS AND GOODWILL

   The following table presents our intangible assets as of December 31:

                                                            2012                     2011
                                                   ----------------------   ----------------------
                                                     GROSS                    GROSS
                                                    CARRYING   ACCUMULATED   CARRYING   ACCUMULATED
(AMOUNTS IN MILLIONS)                              AMOUNT/(1)/ AMORTIZATION AMOUNT/(1)/ AMORTIZATION
---------------------                              ----------  ------------ ----------  ------------
PVFP..............................................   $547.5      $(434.4)     $571.4      $(408.4)
Capitalized software..............................    194.2       (147.0)      174.3       (130.7)
Deferred sales inducements to contractholders.....     47.3        (24.8)       43.1        (21.6)
Other.............................................      2.5         (2.5)        2.5         (2.5)
                                                     ------      -------      ------      -------
   Total..........................................   $791.5      $(608.7)     $791.3      $(563.2)
                                                     ======      =======      ======      =======

--------
/(1)/Includes $143.6 million and $119.7 million, respectively, of accumulated net unrealized investment gains as of December 31, 2012 and 2011.

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2012, 2011 and 2010 was $42.3 million, $70.1 million and $51.1 million, respectively. Amortization expense related to deferred sales inducements of $3.2 million, $4.7 million and $2.9 million, respectively, for the years ended December 31, 2012, 2011 and 2010 was included in benefits and other changes in policy reserves.

   Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                2012     2011    2010
---------------------                                              -------  -------  ------
Unamortized balance as of January 1............................... $ 282.7  $ 337.8  $375.1
   Amortization...................................................   (41.2)   (72.6)  (57.8)
   Interest accreted at 5.64%, 5.64% and 5.75%....................    15.2     17.5    20.5
                                                                   -------  -------  ------
Unamortized balance as of December 31.............................   256.7    282.7   337.8
   Accumulated effect of net unrealized investment (gains) losses.  (143.6)  (119.7)  (38.0)
                                                                   -------  -------  ------
Balance as of December 31......................................... $ 113.1  $ 163.0  $299.8
                                                                   =======  =======  ======

   The percentage of the December 31, 2012 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

            2013.............................................. 2.1%
            2014.............................................. 3.0%
            2015.............................................. 6.4%
            2016.............................................. 8.7%
            2017.............................................. 6.8%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   Goodwill and Impairment Losses

   Our goodwill balance for our U.S. Life Insurance segment was $303.9 million and $450.9 million as of December 31, 2012 and 2011, respectively.

   During 2012, as part of our annual goodwill impairment analysis, we determined the fair value of our life insurance reporting unit was below its carrying value as a result of the recent decline in interest rates that caused a significant increase in the fair value of our available-for-sale securities. Accordingly, we determined the implied goodwill that is used to calculate the amount of any goodwill impairment. The amount of implied goodwill is primarily based upon the value associated with our new business projections. The significant assumptions in determining the value of new business include the number of years of production, policyholder behavior, sales and product mix, sales levels, and affiliate reinsurance and sales production assumptions. The amount of implied goodwill was less than the amount of goodwill and resulted in a goodwill impairment of $147.0 million during 2012. Adverse changes in the significant assumptions used in determining the value of new business could result in future impairments of goodwill.

   There were no goodwill impairment charges recorded in 2011 or 2010.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) REINSURANCE

   We reinsure a portion of our policy risks to other insurance companies, including affiliates, in order to reduce our ultimate losses, diversify our exposures and provide capital flexibility. We also assume certain policy risks written by other insurance companies and affiliates. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We did not have any significant concentrations of reinsurance with reinsurers other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), a third-party reinsurer, and our affiliates, Brookfield Life and Annuity Insurance Company Ltd ("BLAIC") and Brookfield Life Assurance Company Limited ("BLAC").

   As of December 31, 2012, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2012 and 2011, we had $2,304.4 million and $2,399.8 million, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Service charges and expense allowance amounts are determined annually based upon policy charges subject to annual adjustments. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $6,669.1 million and $6,832.4 million, respectively, associated with UFLIC.

   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation, an indirect subsidiary of General Electric ("GE"), agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the NAIC.

   We have term and universal life insurance policies ceded to BLAIC. As of December 31, 2012 and 2011, total life insurance in-force ceded to BLAIC was $53,972.2 million and $57,014.8 million, respectively. In 2011, BLAC novated all of the life insurance policies assumed from us to BLAIC.

   We have term and universal life insurance policies assumed from GLIC. In 2011, we assumed an additional in-force block of universal life insurance policies from GLIC, which resulted in the addition of $35.5 million of DAC. As of December 31, 2012 and 2011, we had reserves of $1,063.9 million and $801.4 million, respectively, associated with these policies. We also have term and universal life insurance policies ceded to GLIC. As of December 31, 2012 and 2011, we had a reinsurance recoverable of $361.9 million and $364.8 million, respectively, associated with the reinsurance agreement with GLIC.

   On January 24, 2012, we ceded term life insurance policies as part of a life block transaction to a third-party reinsurer that were previously reinsured to River Lake III, our wholly-owned subsidiary. In connection with the reinsurance transaction, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. The reinsurance transaction resulted in an after-tax loss of $93.1 million and as of December 31, 2012, we had a reinsurance recoverable of $228.1 million associated with the third-party reinsurance agreement.

   In 2011, Genworth completed the sale of its Medicare supplement insurance business. The transaction included the reinsurance of our Medicare supplement insurance which reduced DAC by $22.9 million. We received a net ceding commission of $12.1 million and recorded a gain of $8.8 million. A reinsurance recoverable of $17.0 million and $18.6 million was recorded as of December 31, 2012 and 2011, respectively, related to the reinsurance transaction.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Under the terms of certain reinsurance agreements that we have with external parties, we pledged assets in either separate portfolios or in trust for the benefit of external reinsurers. These assets support the reserves ceded to those external reinsurers. We had pledged fixed maturity securities and commercial mortgage loans of $941.6 million and $43.9 million, respectively, as of December 31, 2012 and $818.2 million and $52.9 million, respectively, as of December 31, 2011 in connection with these reinsurance agreements. However, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level.

   The following table sets forth net life insurance in-force as of December 31:

(AMOUNTS IN MILLIONS)                        2012         2011         2010
---------------------                    -----------  -----------  -----------
Direct life insurance in-force.......... $ 563,561.9  $ 563,508.8  $ 554,329.6
Amounts assumed from other companies....   140,612.6    129,722.9    113,037.6
Amounts ceded to other companies/(1)/...  (375,720.3)  (285,945.5)  (272,580.2)
                                         -----------  -----------  -----------
Net life insurance in-force............. $ 328,454.2  $ 407,286.2  $ 394,787.0
                                         ===========  ===========  ===========
Percentage of amount assumed to net.....        42.8%        31.9%        28.6%
                                         ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               WRITTEN                       EARNED
                                     ---------------------------  ---------------------------
(AMOUNTS IN MILLIONS)                  2012     2011      2010      2012     2011      2010
---------------------                -------  --------  --------  -------  --------  --------
Direct.............................. $ 971.8  $1,005.7  $1,086.0  $ 973.1  $1,009.0  $1,087.6
Assumed.............................   148.5     156.1     165.4    148.5     156.1     165.4
Ceded...............................  (647.7)   (324.8)   (340.8)  (648.8)   (327.3)   (341.3)
                                     -------  --------  --------  -------  --------  --------
Net premiums........................ $ 472.6  $  837.0  $  910.6  $ 472.8  $  837.8  $  911.7
                                     =======  ========  ========  =======  ========  ========
Percentage of amount assumed to net.                                 31.4%     18.6%     18.1%
                                                                  =======  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,419.0 million, $1,045.8 million and $1,002.8 million during 2012, 2011 and 2010, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


(8) INSURANCE RESERVES

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                   MORTALITY/
                                                   MORBIDITY    INTEREST RATE
(AMOUNTS IN MILLIONS)                              ASSUMPTION    ASSUMPTION     2012     2011
---------------------                              ----------   ------------- -------- --------
Structured settlements with life contingencies....        /(1)/  1.5% - 8.0%  $5,193.9 $5,268.6
Traditional life insurance contracts..............        /(2)/  2.5% - 7.5%   2,694.6  2,667.7
Annuity contracts with life contingencies.........        /(1)/  1.5% - 8.0%   1,851.7  1,864.1
Accident and health insurance contracts...........        /(3)/  4.5% - 7.0%      73.3     77.0
Supplementary contracts with life contingencies...        /(1)/  1.5% - 8.0%      47.1     46.1
                                                                              -------- --------
   Total future policy benefits...................                            $9,860.6 $9,923.5
                                                                              ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the U.S.
     Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

  (AMOUNTS IN MILLIONS)                                     2012      2011
  ---------------------                                   --------- ---------
  Annuity contracts...................................... $ 2,512.1 $ 2,490.9
  Structured settlements without life contingencies......   1,140.5   1,215.8
  FABNs, funding agreements and GICs.....................     703.4   1,018.5
  Supplementary contracts without life contingencies.....     399.6     369.6
  Variable universal life insurance contracts............      19.5      20.4
                                                          --------- ---------
     Total investment contracts..........................   4,775.1   5,115.2
  Universal life insurance contracts.....................   5,701.9   5,251.8
                                                          --------- ---------
     Total policyholder account balances................. $10,477.0 $10,367.0
                                                          ========= =========

   We are a member of the Federal Home Loan Bank of Atlanta (the "FHLB") and held $35.1 million and $36.7 million of common stock related to our membership as of December 31, 2012 and 2011, respectively, which was included in equity securities. We issued funding agreements to the FHLB and have letters of credit with the FHLB which have not been drawn upon. The FHLB has been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

maintenance level. Upon any event of default by us, the FHLB recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements issued to the FHLB was $202.9 and $140.0 million as of December 31, 2012 and 2011 respectively, which was included in policyholder account balances. We had letters of credit related to the FHLB of $482.5 and $462.4 million as of December 31, 2012 and 2011, respectively. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $752.8 million and $654.8 million as of December 31, 2012 and 2011, respectively.

   Certain Nontraditional Long-Duration Contracts

   The following table sets forth information about our variable annuity products with death and living benefit guarantees as of December 31:

(DOLLAR AMOUNTS IN MILLIONS)                                                  2012     2011
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,801.0 $2,562.3
   Net amount at risk...................................................... $   15.8 $   61.0
   Average attained age of contractholders.................................       71       70
   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,410.1 $3,528.2
   Net amount at risk...................................................... $  208.6 $  392.8
   Average attained age of contractholders.................................       71       70
Account values with living benefit guarantees:
   GMWBs................................................................... $3,498.6 $3,557.0
   Guaranteed annuitization benefits....................................... $1,423.7 $1,411.9

   Variable annuity contracts may contain more than one death or living benefit; therefore, the amounts listed above are not mutually exclusive. Substantially all of our variable annuity contracts have some form of GMDB.

   As of December 31, 2012 and 2011, our total liability associated with variable annuity contracts with minimum guarantees was approximately $6,928.0 million and $7,126.9 million, respectively. The liability, net of reinsurance, for our variable annuity contracts with GMDB and guaranteed annuitization benefits was $33.9 million and $28.9 million as of December 31, 2012 and 2011, respectively.

   The contracts underlying the lifetime benefits such as GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, or the protected value, is greater than the account value. As of December 31, 2012 and 2011, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $794.1 million and $910.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is through lifetime withdrawals or lifetime income payments after annuitization.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Account balances of variable annuity contracts with death or living benefit guarantees were invested in separate account investment options as follows as of December 31:

        (AMOUNTS IN MILLIONS)                           2012     2011
        ---------------------                         -------- --------
        Balanced funds............................... $3,871.9 $3,813.0
        Equity funds.................................  1,294.4  1,418.1
        Bond funds...................................    930.9    971.4
        Money market funds...........................    154.0    122.9
        Other........................................      6.3     50.4
                                                      -------- --------
           Total..................................... $6,257.5 $6,375.8
                                                      ======== ========

(9) LIABILITY FOR POLICY AND CONTRACT CLAIMS

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (AMOUNTS IN MILLIONS)                     2012     2011     2010
       ---------------------                   -------  -------  -------
       Beginning as of January 1.............. $ 312.7  $ 310.3  $ 294.9
       Less reinsurance recoverables..........  (125.0)  (126.5)  (124.8)
                                               -------  -------  -------
          Net balance as of January 1.........   187.7    183.8    170.1
                                               -------  -------  -------
       Incurred related to insured events of:
          Current year........................   728.6    729.2    720.7
          Prior years.........................    24.1     11.4     13.7
                                               -------  -------  -------
              Total incurred..................   752.7    740.6    734.4
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (685.9)  (621.6)  (599.1)
          Prior years.........................  (131.2)  (115.1)  (121.6)
                                               -------  -------  -------
              Total paid......................  (817.1)  (736.7)  (720.7)
                                               -------  -------  -------
          Net balance as of December 31.......   123.3    187.7    183.8
       Add reinsurance recoverables...........   109.8    125.0    126.5
                                               -------  -------  -------
       Balance as of December 31.............. $ 233.1  $ 312.7  $ 310.3
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2012, the decrease in the ending liability for policy and contract claims was primarily attributable to our life insurance products from lower claim frequency and severity in 2012 compared to 2011.

   During 2012, we strengthened reserves by $24.1 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we strengthened prior year reserves related to our life insurance products by $17.7 million from $238.5 million as of December 31, 2011. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2011, we strengthened reserves by $11.4 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2011, we strengthened prior year reserves related to our life insurance products by $11.2 million from $230.1 million as of December 31, 2010. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining unfavorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   During 2010, we strengthened reserves by $13.7 million as a result of changes in estimates related to prior year insured events and the development of information and trends not previously known when establishing the reserves in prior periods.

   In 2010, we strengthened prior year reserves related to our life insurance products by $15.2 million from $230.2 million as of December 31, 2009. We strengthened reserves due to an increase in claims related to policies with higher face amounts and as a result of refinements to our estimated claim reserves. For our other products, the remaining favorable development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) NON-RECOURSE FUNDING OBLIGATIONS

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

        (AMOUNTS IN MILLIONS)
        ---------------------
        ISSUANCE                                        2012     2011
        --------                                      -------- --------
        River Lake I, due 2033/(1)/.................. $  600.0 $  600.0
        River Lake I, due 2033/(2)/..................    489.2    500.0
        River Lake II, due 2035/(1)/.................    300.0    300.0
        River Lake II, due 2035/(2)/.................    550.0    550.0
        River Lake III, due 2036/(1)/................       --    500.0
        River Lake III, due 2036/(2)/................       --    250.0
        River Lake IV, due 2028/(2)/.................       --    516.0
        Rivermont I, due 2050/(1)/...................    315.0    315.0
                                                      -------- --------
           Total..................................... $2,254.2 $3,531.0
                                                      ======== ========

--------
/(1)/Accrual of interest based on one-month London Interbank Offered Rate
     ("LIBOR") that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. We have provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), we may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   During 2012, River Lake I, repaid $10.8 million of its total outstanding floating rate subordinated notes due in 2033.

   On March 26, 2012, River Lake IV repaid $6.0 million of its total outstanding $16.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. In December 2012, River Lake IV repaid its remaining outstanding non-recourse funding obligations of $510.0 million of which $275.6 million was paid to GLIC, an affiliate. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $25.0 million to us as a capital contribution.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   On December 9, 2011, GLIC commenced a tender offer to purchase all of the outstanding non-recourse funding obligations issued by River Lake III. The tender offer was deemed successful on January 20, 2012. In February and March 2012, River Lake III repaid all $750.0 million of its outstanding non-recourse funding obligations of which $573.9 million was paid to GLIC. Upon final redemption of the outstanding non-recourse notes, GLIC contributed the after-tax gain recognized of $64.8 million to us as a capital contribution.

   On March 25, 2011, River Lake IV repaid $6.0 million of its total outstanding $22.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   The weighted-average interest rates on the non-recourse funding obligations as of December 31, 2012 and 2011 were 1.6% and 1.4%, respectively.

(11) INCOME TAXES

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

    (AMOUNTS IN MILLIONS)                            2012     2011    2010
    ---------------------                          -------  -------  ------
    Current federal income taxes.................. $(344.7) $(198.1) $ (3.7)
    Deferred federal income taxes.................   287.6    202.8   (41.8)
                                                   -------  -------  ------
       Total federal income taxes.................   (57.1)     4.7   (45.5)
                                                   -------  -------  ------
    Current state income taxes....................     0.5     (0.5)    0.2
    Deferred state income taxes...................    (2.8)     0.4    (1.8)
                                                   -------  -------  ------
       Total state income taxes...................    (2.3)    (0.1)   (1.6)
                                                   -------  -------  ------
       Total provision (benefit) for income taxes. $ (59.4) $   4.6  $(47.1)
                                                   =======  =======  ======

   As of December 31, 2012 and 2011, the current federal income tax payable was $29.2 million and $21.4 million, respectively, and was included in other liabilities in the consolidated balance sheets. The current state income tax receivable was $2.4 million and $2.9 million, respectively, as of December 31, 2012 and 2011 and was included in other assets in the consolidated balance sheets.

   In 2012, we recorded $37.0 million in additional paid-in capital as a deemed capital contribution related to the reduction of liabilities for tax contingency reserves by our indirect parent, GNA. Of this amount, $53.0 million related to a tax contingency that was the result of a net operating loss carryback disallowance, partially offset by $16.0 million of interest receivable related to tax contingencies, the benefit for which was retained by GNA. The capital contribution was offset by a $0.4 million increase in tax expense resulting in a net impact to stockholder's equity of $36.6 million. In 2011 and 2010, we recorded $5.1 million and $4.5 million, respectively, in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividends were offset by a decrease in tax expense resulting in no net impact to total stockholder's equity in 2011 and 2010.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

(AMOUNTS IN MILLIONS)                                             2012            2011            2010
---------------------                                        --------------  -------------  --------------
Pre-tax income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................. $(236.4)        $ 58.7         $  6.3
                                                             =======         ======         ======
Statutory U.S. federal income tax rate...................... $ (82.7)  35.0% $ 20.5   35.0% $  2.2    35.0%
Increase (reduction) in rate resulting from:
   State income tax, net of federal income tax effect.......    (1.5)   0.7    (0.2)  (0.3)   (2.0)  (32.3)
   Tax benefits related to separation from our former
     parent.................................................   (11.4)   4.8      --     --   (29.9) (475.0)
   Benefit on tax favored investments.......................   (12.6)   5.3   (15.8) (26.8)  (13.8) (218.8)
   Interest on uncertain tax positions......................    (1.6)   0.7      --     --    (2.1)  (33.3)
   Non-deductible goodwill..................................    51.4  (21.8)     --     --      --      --
   Other, net...............................................    (1.0)   0.4     0.1   (0.1)   (1.5)  (23.2)
                                                             -------  -----  ------  -----  ------  ------
Effective rate.............................................. $ (59.4)  25.1% $  4.6    7.8% $(47.1) (747.6)%
                                                             =======  =====  ======  =====  ======  ======

   In connection with the initial public offering ("IPO") of our ultimate parent company, Genworth, and the 2004 separation from GE, its former parent, we, along with Genworth, made certain joint tax elections and realized certain tax benefits. During 2010, the Internal Revenue Service ("IRS") completed an examination of GE's 2004 tax return, including these tax impacts. In 2010, we recognized $29.9 million of previously uncertain tax benefits related to the separation. Additionally, we recorded $29.7 million as a reduction to retained earnings and $14.0 million as additional paid-in capital related to the 2004 separation.

   The components of the net deferred income tax liability were as follows as of December 31:

      (AMOUNTS IN MILLIONS)                                2012     2011
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  105.3 $  219.6
         Accrued expenses...............................     24.3     25.5
         Net operating loss carryforwards...............    226.2    566.1
         Other..........................................     62.8     68.7
                                                         -------- --------
             Total deferred income tax assets...........    418.6    879.9
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    645.9    823.5
         Net unrealized gains on investment securities..    208.4     59.6
         PVFP...........................................     87.7     97.1
         DAC............................................    748.3    725.1
                                                         -------- --------
             Total deferred income tax liabilities......  1,690.3  1,705.3
                                                         -------- --------
             Net deferred income tax liability.......... $1,271.7 $  825.4
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Net operating loss carryforwards amounted to $646.3 million as of December 31, 2012, and if unused, will expire beginning in 2022.

   In 2012, we adjusted our deferred tax liability by $8.7 million which was offset by a decrease to additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO. GLICNY also adjusted their additional paid-in capital related to an unsupported tax balance that arose prior to Genworth's IPO which increased our investment in GLICNY and additional paid-in capital by $4.1 million.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows as of December 31:

     (AMOUNTS IN MILLIONS)                          2012    2011    2010
     ---------------------                         ------  ------  ------
     Balance as of January 1...................... $112.5  $106.5  $107.9
     Tax positions related to the current period:
        Gross additions...........................    0.3     9.0     7.6
     Tax positions related to the prior years:
        Gross additions...........................     --     4.6    27.4
        Gross reductions..........................  (49.0)   (7.6)  (36.4)
     Settlements..................................  (53.8)     --      --
                                                   ------  ------  ------
     Balance as of December 31.................... $ 10.0  $112.5  $106.5
                                                   ======  ======  ======

   The total amount of unrecognized tax benefits was $10.0 million as of December 31, 2012, of which $1.7 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the year ended
December 31, 2012, we recognized a benefit of $2.4 million in interest and penalties. During the year ended December 31, 2011, we did not incur any interest or penalties. During the year ended 2010, we recorded benefits of approximately $3.2 million related to interest and penalties. We had no interest and penalties accrued as of December 31, 2012. We had approximately $2.4 million of interest and penalties accrued as of December 31, 2011.

   For tax years prior to 2011, we filed U.S. federal income tax returns (included in GLIC's consolidated life returns) and various state and local tax returns. For tax years beginning in 2011, we were included in the life/non-life consolidated return filed by Genworth, our ultimate parent. With possible exceptions, we are no longer subject to U.S. federal tax examinations for years through 2006. Any exposure with respect to these pre-2006 years has been sufficiently recorded in the financial statements. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The IRS has recently submitted a Revenue Agent Report ("RAR") with respect to the completion of its review of our U.S. income tax returns for the 2007 and 2008 tax years. The RAR includes disagreed issues which have been protested; based on certain developments with the IRS's Large Business & International division, we understand that the IRS examination team is in the process of conceding such disagreed issues and a revised RAR is forthcoming. We were included in a consolidated return with Genworth's former parent, GE, in 2004 before Genworth's IPO. The IRS completed its examination of these GE consolidated returns in 2010 and the appropriate adjustments under the Tax Matters Agreement and other tax sharing arrangements with GE were settled and finalized during the year ended December 31, 2012.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We believe it is reasonably possible that in 2013, as a result of our open audits and appeals, up to $0.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) SUPPLEMENTAL CASH FLOW INFORMATION

   Net cash received for taxes was $405.3 million, $82.5 million and $58.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Cash paid for interest primarily related to our non-recourse funding obligations was $96.4 million, $94.7 million and $93.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   For a discussion of capital contributions paid to us and deemed capital contributions received, see notes 10 and 11, respectively.

   The following table details our non-cash transactions for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                   2012  2011 2010
---------------------                                                  -----  ---- ----
Supplemental schedule of non-cash investing and financing activities:
   Tax contingencies and other tax related items...................... $(0.4) $5.1 $4.5
                                                                       -----  ---- ----
   Total non-cash transactions........................................ $(0.4) $5.1 $4.5
                                                                       =====  ==== ====

(13) RELATED PARTY TRANSACTIONS

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $157.7 million, $186.4 million and $223.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $43.5 million, $53.1 million and $60.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

   We pay Genworth, our ultimate parent, for investment-related services. We paid $15.3 million, $17.7 million and $16.3 million to Genworth in 2012, 2011 and 2010, respectively, for investment-related services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2012, 2011 and 2010, we incurred no interest expense under this agreement. For the years ended December 31, 2012, 2011 and 2010, we paid interest at the cost of funds to GNA, which was 0.3% for each year. GNA owed us $1.0 million and $0.4 million as of December 31, 2012 and 2011, respectively, which was included in other assets in the consolidated balance sheets. As of December 31, 2012, 2011 and 2010, there were no borrowings under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2012 and 2010, we recorded $7.3 million and $1.6 million, respectively, in additional paid-in capital related to gains associated with the sale of securities to affiliates. For the year ended December 31, 2011, we recorded $9.4 million in retained earnings related to losses from the sale of securities to affiliates.

   Newco is a real estate company which owns several buildings and land in Virginia. Newco was previously a direct wholly-owned subsidiary of GNA, an affiliate. In August 2012, we purchased Newco from GNA for $27.9 million in cash. The transfer was recorded at book value with a loss $13.5 million recorded in retained earnings as a deemed dividend. At the same time, GLAIC contributed a building with an estimated book value of $4.7 million to Newco. In 2012, Newco leased buildings to affiliates and we recognized $1.5 million in rental income related to these lease arrangements.

   For the year ended December 31, 2011, we recorded $17.6 million in additional paid-in-capital from a reinsurance gain related to the policies assumed from GLIC.

(14) FAIR VALUE OF FINANCIAL INSTRUMENTS

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value. Such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Restricted commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates. Given the limited availability of data related to transactions for similar instruments, we typically classify these loans as Level 3.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments and limited partnerships accounted for under the cost method. The fair value of short-term investments typically does not include significant unobservable inputs and approximate our amortized cost basis. As a result, short-term investments are classified as Level 2. Cost method limited partnerships typically include significant unobservable inputs as a result of being relatively illiquid with limited market activity for similar instruments and are classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Non-recourse funding obligations. We use an internal model to determine fair value using the current floating rate coupon and expected life/final maturity of the instrument discounted using the floating rate index and current market spread assumption, which is estimated based on recent transactions for these instruments or similar instruments as well as other market information or broker provided data. Given these instruments are private and very little market activity exists, our current market spread assumption is considered to have significant unobservable inputs in calculating fair value and, therefore, results in the fair value of these instruments being classified as Level 3.

   Borrowings related to securitization entities. Based on market quotes or comparable market transactions. These borrowings are not publicly traded and are classified as Level 3.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products. Given the significant unobservable inputs associated with policyholder behavior and current market rate assumptions used to discount the expected future cash flows, we classify these instruments as Level 3 except for certain funding agreement-backed notes that are traded in the marketplace as a security and are classified as Level 2.

   The following represents our estimated fair value of financial assets and liabilities that are not required to be carried at fair value as of December 31:

                                                                               2012
                         -                            ------------------------------------------------------
                                                                                      FAIR VALUE
                         -                             NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                   AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                 --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans.........................  $    /(1)/ $1,639.1 $1,763.1   $--   $   --  $1,763.1
   Restricted commercial mortgage loans/(2)/.........       /(1)/     64.5     74.6    --       --      74.6
   Other invested assets.............................       /(1)/     37.9     41.8    --      5.0      36.8
Liabilities:
   Non-recourse funding obligations/(3)/.............       /(1)/  2,254.2  1,593.3    --       --   1,593.3
   Borrowings related to securitization entity/(2)/..       /(1)/     64.6     64.6    --       --      64.6
   Investment contracts..............................       /(1)/  4,775.1  5,348.0    --    484.2   4,863.8
Other firm commitments:
   Commitments to fund limited partnerships..........   21.3            --       --    --       --        --

                                                                                 2011
                          -                             ------------------------------------------------------
                                                                                        FAIR VALUE
                          -                              NOTIONAL   CARRYING ---------------------------------
(AMOUNTS IN MILLIONS)                                     AMOUNT     AMOUNT   TOTAL   LEVEL 1 LEVEL 2 LEVEL 3
---------------------                                   --------    -------- -------- ------- ------- --------
Assets:
   Commercial mortgage loans...........................  $    /(1)/ $1,836.5 $1,940.0   $--   $   --  $1,940.0
   Restricted commercial mortgage loans/(2)/...........       /(1)/     86.1     98.3    --       --      98.3
   Other invested assets...............................       /(1)/     93.9     94.7    --     58.0      36.7
Liabilities:
   Non-recourse funding obligations/(3)/...............       /(1)/  3,531.0  2,353.0    --       --   2,353.0
   Borrowings related to securitization entity/(2)/....       /(1)/     88.0     88.0    --       --      88.0
   Investment contracts................................       /(1)/  5,115.2  5,526.9    --    832.0   4,694.9
Other firm commitments:
   Commitments to fund limited partnerships............   27.7            --       --    --       --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 15 for additional information related to our consolidated securitization entity.
/(3)/See note 10 for additional information related to borrowings.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value. Below is a description of the valuation techniques and inputs used to determine fair value by class of instrument.

   Fixed maturity, equity and trading securities

   The valuations of fixed maturity, equity and trading securities are determined using a market approach, income approach or a combination of the market and income approach depending on the type of instrument and availability of information.

   We utilize certain third-party data providers when determining fair value. We consider information obtained from third-party pricing services ("pricing services") as well as third-party broker provided prices, or broker quotes, in our determination of fair value. Additionally, we utilize internal models to determine the valuation of securities using an income approach where the inputs are based on third-party provided market inputs. While we consider the valuations provided by pricing services and broker quotes, management determines the fair value of our investment securities after considering all relevant and available information. We also use various methods to obtain an understanding of the valuation methodologies and procedures used by third-party data providers to ensure sufficient understanding to evaluate the valuation data received, including an understanding of the assumptions and inputs utilized to determine the appropriate fair value. For pricing services, we analyze the prices provided by our primary pricing services to other readily available pricing services and perform a detailed review of the assumptions and inputs from each pricing service to determine the appropriate fair value when pricing differences exceed certain thresholds. We also evaluate changes in fair value that are greater than 10% each month to further aid in our review of the accuracy of fair value measurements and our understanding of changes in fair value, with more detailed reviews performed by the asset managers responsible for the related asset class associated with the security being reviewed.

   In general, we first obtain valuations from pricing services. If a price is not supplied by a pricing service, we will typically seek a broker quote. For certain private fixed maturity securities where we do not obtain valuations from pricing services, we utilize an internal model to determine fair value since transactions for identical securities are not readily observable and these securities are not typically valued by pricing services. For all securities, excluding certain private fixed maturity securities, if neither a pricing service nor broker quotes valuation is available, we determine fair value using internal models.

   For pricing services, we obtain an understanding of the pricing methodologies and procedures for each type of instrument. In general, a pricing service does not provide a price for a security if sufficient information is not readily available to determine fair value or if such security is not in the specific sector or class covered by a particular pricing service. Given our understanding of the pricing methodologies and procedures of pricing services, the securities valued by pricing services are typically classified as Level 2 unless we determine the valuation process for a security or group of securities utilizes significant unobservable inputs, which would result in the valuation being classified as Level 3.

   For private fixed maturity securities, we utilize an internal model to determine fair value and utilize public bond spreads by sector, rating and maturity to develop the market rate that would be utilized for a similar public bond. We then add an additional premium, which represents an unobservable input, to the public bond spread to adjust for the liquidity and other features of our private placements. We utilize the estimated market yield to discount the expected cash flows of the security to determine fair value. In certain instances, we utilize price caps

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

for securities where the estimated market yield results in a valuation that may exceed the amount that would be received in a market transaction. We assign each security an internal rating to determine the appropriate public bond spread that should be utilized in the valuation. While we generally consider the public bond spreads by sector and maturity to be observable inputs, we evaluate the similarities of our private placement with the public bonds, any price caps utilized and whether external ratings are available for our private placement to determine whether the spreads utilized would be considered observable inputs. During the second quarter of 2012, we began classifying private securities without an external rating as Level 3. In general, increases (decreases) in credit spreads will decrease (increase) the fair value for our fixed maturity securities. To determine the significance of unobservable inputs, we calculate the impact on the valuation from the unobservable input and will classify a security as Level 3 when the impact on the valuation exceeds 10%.

   For broker quotes, we consider the valuation methodology utilized by the third party, but the valuation typically includes significant unobservable inputs. Accordingly, we classify the securities where fair value is based on our consideration of broker quotes as Level 3 measurements.

   For remaining securities priced using internal models, we maximize the use of observable inputs but typically utilize significant unobservable inputs to determine fair value. Accordingly, the valuations are typically classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of each class of fixed maturity securities as of December 31:

                                                                                      2012
                                                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,215.6   $--   $ 1,215.6 $     --
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,215.6    --     1,215.6       --
                                                                      ---------   ---   --------- --------
Tax-exempt:
   Pricing services..................................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
       Total tax-exempt..............................................       1.7    --         1.7       --
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     198.1    --       198.1       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,097.2    --     5,097.2       --
   Broker quotes.....................................................      62.7    --          --     62.7
   Internal models...................................................     943.5    --       150.7    792.8
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,103.4    --     5,247.9    855.5
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,625.6    --     1,625.6       --
   Broker quotes.....................................................       4.5    --          --      4.5
   Internal models...................................................     596.1    --        32.9    563.2
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   2,226.2    --     1,658.5    567.7
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,868.4    --     1,868.4       --
   Broker quotes.....................................................       6.4    --          --      6.4
   Internal models...................................................       0.9    --          --      0.9
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,875.7    --     1,868.4      7.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     903.0    --       903.0       --
   Broker quotes.....................................................      10.5    --          --     10.5
   Internal models...................................................       1.5    --          --      1.5
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     915.0    --       903.0     12.0
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................     864.6    --       864.6       --
   Broker quotes.....................................................     225.1    --          --    225.1
   Internal models...................................................       1.0    --         1.0       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,090.7    --       865.6    225.1
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,626.4   $--   $11,958.8 $1,667.6
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                      2011
                               -                                      ------------------------------------
(AMOUNTS IN MILLIONS)                                                   TOTAL   LEVEL 1  LEVEL 2  LEVEL 3
---------------------                                                 --------- ------- --------- --------
U.S. government, agencies and government-sponsored enterprises:
   Pricing services.................................................. $ 1,195.5   $--   $ 1,195.5 $     --
   Internal models...................................................       1.1    --          --      1.1
                                                                      ---------   ---   --------- --------
       Total U.S. government, agencies and government-sponsored
         enterprises.................................................   1,196.6    --     1,195.5      1.1
                                                                      ---------   ---   --------- --------
Government--non-U.S.:
   Pricing services..................................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
       Total government--non-U.S.....................................     142.4    --       142.4       --
                                                                      ---------   ---   --------- --------
U.S. corporate:
   Pricing services..................................................   5,548.4    --     5,548.4       --
   Broker quotes.....................................................     103.2    --          --    103.2
   Internal models...................................................     933.0    --       204.8    728.2
                                                                      ---------   ---   --------- --------
       Total U.S. corporate..........................................   6,584.6    --     5,753.2    831.4
                                                                      ---------   ---   --------- --------
Corporate--non-U.S.:
   Pricing services..................................................   1,363.5    --     1,363.5       --
   Broker quotes.....................................................       1.4    --          --      1.4
   Internal models...................................................     528.4    --       170.3    358.1
                                                                      ---------   ---   --------- --------
       Total corporate--non-U.S......................................   1,893.3    --     1,533.8    359.5
                                                                      ---------   ---   --------- --------
Residential mortgage-backed:
   Pricing services..................................................   1,836.0    --     1,836.0       --
   Broker quotes.....................................................      10.1    --          --     10.1
   Internal models...................................................       1.2    --          --      1.2
                                                                      ---------   ---   --------- --------
       Total residential mortgage-backed.............................   1,847.3    --     1,836.0     11.3
                                                                      ---------   ---   --------- --------
Commercial mortgage-backed:
   Pricing services..................................................     755.9    --       755.9       --
   Broker quotes.....................................................      10.4    --          --     10.4
   Internal models...................................................       5.2    --          --      5.2
                                                                      ---------   ---   --------- --------
       Total commercial mortgage-backed..............................     771.5    --       755.9     15.6
                                                                      ---------   ---   --------- --------
Other asset-backed:
   Pricing services..................................................   1,286.3    --     1,286.3       --
   Broker quotes.....................................................     118.5    --          --    118.5
   Internal models...................................................       2.9    --         2.9       --
                                                                      ---------   ---   --------- --------
       Total other asset-backed......................................   1,407.7    --     1,289.2    118.5
                                                                      ---------   ---   --------- --------
       Total fixed maturity securities............................... $13,843.4   $--   $12,506.0 $1,337.4
                                                                      =========   ===   ========= ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables summarize the primary sources of data considered when determining fair value of equity securities as of December 31:

                                                     2012
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $25.5  $24.5   $1.0    $  --
          Broker quotes.................   3.5     --     --      3.5
          Internal models...............  35.1     --     --     35.1
                                         -----  -----   ----    -----
             Total equity securities.... $64.1  $24.5   $1.0    $38.6
                                         =====  =====   ====    =====

                                                     2011
                                         -----------------------------
          (AMOUNTS IN MILLIONS)          TOTAL LEVEL 1 LEVEL 2 LEVEL 3
          ---------------------          ----- ------- ------- -------
          Pricing services.............. $19.3  $18.3   $1.0    $  --
          Broker quotes.................   3.1     --     --      3.1
          Internal models...............  36.7     --     --     36.7
                                         -----  -----   ----    -----
             Total equity securities.... $59.1  $18.3   $1.0    $39.8
                                         =====  =====   ====    =====

   The following tables summarize the primary sources of data considered when determining fair value of trading securities as of December 31:

                                                     2012
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $390.4   $--   $390.4   $  --
         Broker quotes.................   13.4    --       --    13.4
                                        ------   ---   ------   -----
            Total trading securities... $403.8   $--   $390.4   $13.4
                                        ======   ===   ======   =====

                                                     2011
                                        ------------------------------
         (AMOUNTS IN MILLIONS)          TOTAL  LEVEL 1 LEVEL 2 LEVEL 3
         ---------------------          ------ ------- ------- -------
         Pricing services.............. $422.2   $--   $422.2   $  --
         Broker quotes.................   32.4    --       --    32.4
                                        ------   ---   ------   -----
            Total trading securities... $454.6   $--   $422.2   $32.4
                                        ======   ===   ======   =====

   Securities lending and derivative counterparty collateral

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. We determine fair value after considering prices obtained by third-party pricing services.

   Separate account assets

   The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Derivatives

   We consider counterparty collateral arrangements and rights of set-off when evaluating our net credit risk exposure to our derivative counterparties. Accordingly, we are permitted to include consideration of these arrangements when determining whether any incremental adjustment should be made for both the counterparty's and our non-performance risk in measuring fair value for our derivative instruments. As a result of these counterparty arrangements, we determined that any adjustment for credit risk would not be material and we do not record any incremental adjustment for our non-performance risk or the non-performance risk of the derivative counterparty for our derivative assets or liabilities. We determine fair value for our derivatives using an income approach with internal models based on relevant market inputs for each derivative instrument. We also compare the fair value determined using our internal model to the valuations provided by our derivative counterparties with any significant differences or changes in valuation being evaluated further by our derivatives professionals that are familiar with the instrument and market inputs used in the valuation.

   Interest rate swaps. The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2. For certain interest rate swaps, the inputs into the valuation also include the total returns of certain bonds that would primarily be considered an observable input and result in the derivative being classified as Level 2. For certain other swaps, there are features that provide an option to the counterparty to terminate the swap at specified dates. The interest rate volatility input used to value these options would be considered a significant unobservable input and results in the fair value measurement of the derivative being classified as Level 3. These options to terminate the swap by the counterparty are based on forward interest rate swap curves and volatility. As interest rate volatility increases, our valuation of the derivative changes unfavorably.

   Credit default swaps. We have both single name credit default swaps and index tranche credit default swaps. For single name credit default swaps, we utilize an income approach to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of our derivatives and results in these derivatives being classified as Level 2. For index tranche credit default swaps, we utilize an income approach that utilizes current market information related to credit spreads and expected defaults and losses associated with the reference entities that comprise the respective index associated with each derivative. There are significant unobservable inputs associated with the timing and amount of losses from the reference entities as well as the timing or amount of losses, if any, that will be absorbed by our tranche. Accordingly, the index tranche credit default swaps are classified as Level 3. As credit spreads widen for the underlying issuers comprising the index, the change in our valuation of these credit default swaps will be unfavorable.

   Equity index options. We have equity index options associated with various equity indices. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation represent forward interest rate volatility and time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. As equity index volatility increases, our valuation of these options changes favorably.

   Financial futures. The fair value of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The period end valuation is zero as a result of settling the margins on these contracts on a daily basis.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity return swaps. The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   Limited guarantee. The valuation of the limited guarantee is determined using an income approach. The primary inputs into the valuation represent policyholder behavior, such as lapses and mortality, and future interest rates to project future results to determine the scenarios when the limited guarantee payments, if any, would be required using probability weighted scenarios. As a result of the significant unobservable inputs associated with the assumptions used to project future results, the limited guarantee is classified as Level 3.

   GMWB embedded derivatives

   We are required to bifurcate an embedded derivative for certain features associated with annuity products and related reinsurance agreements where we provide a GMWB to the policyholder and are required to record the GMWB embedded derivative at fair value. The valuation of our GMWB embedded derivative is based on an income approach that incorporates inputs such as forward interest rates, equity index volatility, equity index and fund correlation, and policyholder assumptions such as utilization, lapse and mortality. In addition to these inputs, we also consider risk and expense margins when determining the projected cash flows that would be determined by another market participant. While the risk and expense margins are considered in determining fair value, these inputs do not have a significant impact on the valuation. We determine fair value using an internal model based on the various inputs noted above. The resulting fair value measurement from the model is reviewed by the product actuarial, risk and finance professionals each reporting period with changes in fair value also being compared to changes in derivatives and other instruments used to mitigate changes in fair value from certain market risks, such as equity index volatility and interest rates.

   For GMWB liabilities, non-performance risk is integrated into the discount rate. Our discount rate used to determine fair value of our GMWB liabilities includes market credit spreads above U.S. Treasury rates to reflect an adjustment for the non-performance risk of the GMWB liabilities. As of December 31, 2012 and 2011, the impact of non-performance risk resulted in a lower fair value of our GMWB liabilities of $77.8 million and $95.0 million, respectively.

   To determine the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. In determining the appropriate discount rate to incorporate non-performance risk of the GMWB liabilities, we also considered the impacts of state guarantees embedded in the related insurance product as a form of inseparable third-party guarantee. We believe that a hypothetical exit market participant would use a similar discount rate as described above to value the liabilities.

   For equity index volatility, we determine the projected equity market volatility using both historical volatility and projected equity market volatility with more significance being placed on projected near-term volatility and recent historical data. Given the different attributes and market characteristics of GMWB liabilities compared to equity index options in the derivative market, the equity index volatility assumption for GMWB liabilities may be different from the volatility assumption for equity index options, especially for the longer dated points on the curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Equity index and fund correlations are determined based on historical price observations for the fund and equity index.

   For policyholder assumptions, we use our expected lapse, mortality and utilization assumptions and update these assumptions for our actual experience, as necessary. For our lapse assumption, we adjust our base lapse assumption by policy based on a combination of the policyholder's current account value and GMWB benefit.

   We classify the GMWB valuation as Level 3 based on having significant unobservable inputs, with equity index volatility and non-performance risk being considered the more significant unobservable inputs. As equity index volatility increases, the fair value of the GMWB liabilities will increase. Any increase in non-performance risk would increase the discount rate and would decrease the fair value of the GMWB liability. Additionally, we consider lapse and utilization assumptions to be significant unobservable inputs. An increase in our lapse assumption would decrease the fair value of the GMWB liability, whereas an increase in our utilization rate would increase the fair value.

   We evaluate the inputs and methodologies used to determine fair value based on how we expect a market participant would determine exit value. As stated above, there is no exit market or market participants for the GMWB embedded derivatives. Accordingly, we evaluate our inputs and resulting fair value based on a hypothetical exit market and hypothetical market participants. A hypothetical exit market could be viewed as a transaction that would closely resemble reinsurance. While reinsurance transactions for this type of product are not an observable input, we consider this type of hypothetical exit market, as appropriate, when evaluating our inputs and determining that our inputs are consistent with that of a hypothetical market participant.

   Fixed index annuity embedded derivatives

   We offer fixed indexed annuity products where interest is credited to the policyholder's account balance based on equity index changes. This feature is required to be bifurcated as an embedded derivative and recorded at fair value. Fair value is determined using an income approach where the present value of the excess cash flows above the guaranteed cash flows is used to determine the value attributed to the equity index feature. The inputs used in determining the fair value include policyholder behavior (lapses and withdrawals), near-term equity index volatility, expected future interest credited, forward interest rates and an adjustment to the discount rate to incorporate nonperformance risk and risk margins. As a result of our assumptions for policyholder behavior and expected future interest credited being considered significant unobservable inputs, we classify these instruments as Level 3. As lapses and withdrawals increase, the value of our embedded derivative liability will decrease. As expected future interest credited decreases, the value of our embedded derivative liability will decrease.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables set forth our assets and liabilities by class of instrument that are measured at fair value on a recurring basis as of December 31:

                                                                             2012
                                                             -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,215.6 $     -- $ 1,215.6 $     --
          Tax-exempt........................................       1.7       --       1.7       --
          Government--non-U.S...............................     198.1       --     198.1       --
          U.S. corporate....................................   6,103.4       --   5,247.9    855.5
          Corporate--non-U.S................................   2,226.2       --   1,658.5    567.7
          Residential mortgage-backed.......................   1,875.7       --   1,868.4      7.3
          Commercial mortgage-backed........................     915.0       --     903.0     12.0
          Other asset-backed................................   1,090.7       --     865.6    225.1
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,626.4       --  11,958.8  1,667.6
                                                             --------- -------- --------- --------
       Equity securities....................................      64.1     24.5       1.0     38.6
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     403.8       --     390.4     13.4
          Derivative assets:
              Interest rate swaps...........................       8.6       --       7.0      1.6
              Credit default swaps..........................       0.2       --       0.2       --
              Equity index options..........................      18.2       --        --     18.2
              Limited guarantee.............................       0.5       --        --      0.5
                                                             --------- -------- --------- --------
              Total derivative assets.......................      27.5       --       7.2     20.3
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      48.2       --      48.2       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     479.5       --     445.8     33.7
                                                             --------- -------- --------- --------
   Other assets/(1)/........................................      35.6       --      35.6       --
   Reinsurance recoverable/(2)/.............................       8.4       --        --      8.4
   Separate account assets..................................   9,060.4  9,060.4        --       --
                                                             --------- -------- --------- --------
              Total assets.................................. $23,274.4 $9,084.9 $12,441.2 $1,748.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances:
       GMWB embedded derivatives/(3)/....................... $   307.2 $     -- $      -- $  307.2
       Fixed index annuity embedded derivatives.............      21.7       --        --     21.7
                                                             --------- -------- --------- --------
       Total policyholder account balances..................     328.9       --        --    328.9
                                                             --------- -------- --------- --------
   Derivative liabilities:
       Interest rate swaps..................................       5.2       --       5.2       --
       Equity return swaps..................................       7.8       --       7.8       --
                                                             --------- -------- --------- --------
       Total derivative liabilities.........................      13.0       --      13.0       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   341.9 $     -- $    13.0 $  328.9
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                             2011
                         -                                   -------------------------------------
(AMOUNTS IN MILLIONS)                                          TOTAL   LEVEL 1   LEVEL 2  LEVEL 3
---------------------                                        --------- -------- --------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises........................... $ 1,196.6 $     -- $ 1,195.5 $    1.1
          Government--non-U.S...............................     142.4       --     142.4       --
          U.S. corporate....................................   6,584.6       --   5,753.2    831.4
          Corporate--non-U.S................................   1,893.3       --   1,533.8    359.5
          Residential mortgage-backed.......................   1,847.3       --   1,836.0     11.3
          Commercial mortgage-backed........................     771.5       --     755.9     15.6
          Other asset-backed................................   1,407.7       --   1,289.2    118.5
                                                             --------- -------- --------- --------
          Total fixed maturity securities...................  13,843.4       --  12,506.0  1,337.4
                                                             --------- -------- --------- --------
       Equity securities....................................      59.1     18.3       1.0     39.8
                                                             --------- -------- --------- --------
       Other invested assets:
          Trading securities................................     454.6       --     422.2     32.4
          Derivative assets:
              Interest rate swaps...........................      30.5       --      25.2      5.3
              Credit default swaps..........................       0.4       --       0.4       --
              Equity index options..........................      22.6       --        --     22.6
              Equity return swaps...........................       6.6       --       6.6       --
              Limited guarantee.............................       5.9       --        --      5.9
                                                             --------- -------- --------- --------
              Total derivative assets.......................      66.0       --      32.2     33.8
                                                             --------- -------- --------- --------
          Securities lending collateral.....................      41.3       --      41.3       --
          Derivatives counterparty collateral...............       9.9       --       9.9       --
                                                             --------- -------- --------- --------
          Total other invested assets.......................     571.8       --     505.6     66.2
                                                             --------- -------- --------- --------
       Other assets/(1)/....................................      17.8       --      17.8       --
       Reinsurance recoverable/(2)/.........................      13.9       --        --     13.9
       Separate account assets..............................   9,231.7  9,231.7        --       --
                                                             --------- -------- --------- --------
          Total assets...................................... $23,737.7 $9,250.0 $13,030.4 $1,457.3
                                                             ========= ======== ========= ========
Liabilities
   Policyholder account balances/(3)/....................... $   433.6 $     -- $      -- $  433.6
   Derivative liabilities:
       Interest rate swaps..................................       8.8       --       8.8       --
       Credit default swaps.................................       0.1       --       0.1       --
       Equity return swaps..................................       2.8       --       2.8       --
       Total derivative liabilities.........................      11.7       --      11.7       --
                                                             --------- -------- --------- --------
          Total liabilities................................. $   445.3 $     -- $    11.7 $  433.6
                                                             ========= ======== ========= ========

--------
/(1)/Represents embedded derivatives associated with certain reinsurance agreements.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1, which primarily represents mutual fund investments, we typically do not have any transfers between Level 1 and Level 2 measurement categories and did not have any such transfers during any period presented.

   Our assessment of whether or not there were significant unobservable inputs related to fixed maturity securities was based on our observations obtained through the course of managing our investment portfolio, including interaction with other market participants, observations related to the availability and consistency of pricing and/or rating, and understanding of general market activity such as new issuance and the level of secondary market trading for a class of securities. Additionally, we considered data obtained from third-party pricing sources to determine whether our estimated values incorporate significant unobservable inputs that would result in the valuation being classified as Level 3.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   --------------------
                                  AS OF    INCLUDED IN                                                  TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                           INTO    OUT OF
(AMOUNTS IN MILLIONS)              2012      (LOSS)     IN OCI  PURCHASES  SALES  ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- ------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......  $    1.1    $   --     $  --    $   --   $   --    $ --      $    --    $   --  $  (1.1)
   U.S. corporate/(1)/.........     831.4       2.9      27.5      56.5    (19.3)     --        (48.1)    160.6   (156.0)
   Corporate--non-U.S./(1)/....     359.5       1.8      27.2      74.7       --      --        (27.5)    132.0       --
   Residential mortgage-
    backed.....................      11.3      (6.3)      8.6        --       --      --         (6.4)      0.1       --
   Commercial mortgage-
    backed.....................      15.6      (1.3)      1.8        --       --      --         (0.1)       --     (4.0)
   Other asset-backed..........     118.5       0.4      13.2     136.6    (11.8)     --        (36.3)      4.5       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total fixed maturity
    securities.................   1,337.4      (2.5)     78.3     267.8    (31.1)     --       (118.4)    297.2   (161.1)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Equity securities..............      39.8        --       0.3       3.8     (5.3)     --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Other invested assets:
   Trading securities..........      32.4       1.9        --        --     (2.9)     --         (3.3)       --    (14.7)
   Derivative assets:
      Interest rate swaps......       5.3       0.7        --        --       --      --         (4.4)       --       --
      Equity index options.....      22.6     (42.4)       --      48.0       --      --        (10.0)       --       --
      Limited guarantee........       5.9      (5.4)       --        --       --      --           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
      Total derivative
       assets..................      33.8     (47.1)       --      48.0       --      --        (14.4)       --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
   Total other invested
    assets.....................      66.2     (45.2)       --      48.0     (2.9)     --        (17.7)       --    (14.7)
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Reinsurance recoverable/(2)/...      13.9      (7.9)       --        --       --     2.4           --        --       --
                                 --------    ------     -----    ------   ------    ----      -------    ------  -------
Total Level 3 assets...........  $1,457.3    $(55.6)    $78.6    $319.6   $(39.3)   $2.4      $(136.1)   $297.2  $(175.8)
                                 ========    ======     =====    ======   ======    ====      =======    ======  =======

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2012      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $     --      $   --
   U.S. corporate/(1)/.........      855.5        (0.3)
   Corporate--non-U.S./(1)/....      567.7         0.1
   Residential mortgage-
    backed.....................        7.3        (6.3)
   Commercial mortgage-
    backed.....................       12.0        (1.3)
   Other asset-backed..........      225.1         0.4
                                  --------      ------
   Total fixed maturity
    securities.................    1,667.6        (7.4)
                                  --------      ------
Equity securities..............       38.6          --
                                  --------      ------
Other invested assets:
   Trading securities..........       13.4         2.2
   Derivative assets:
      Interest rate swaps......        1.6         0.7
      Equity index options.....       18.2       (39.4)
      Limited guarantee........        0.5        (5.4)
                                  --------      ------
      Total derivative
       assets..................       20.3       (44.1)
                                  --------      ------
   Total other invested
    assets.....................       33.7       (41.9)
                                  --------      ------
Reinsurance recoverable/(2)/...        8.4        (7.9)
                                  --------      ------
Total Level 3 assets...........   $1,748.3      $(57.2)
                                  ========      ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out. During 2012, we began classifying private securities without an external rating as Level 3, which resulted in a significant number of securities being transferred into Level 3.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                            TOTAL REALIZED AND
                                             UNREALIZED GAINS
                                BEGINNING        (LOSSES)
                                 BALANCE   -------------------
                                  AS OF    INCLUDED IN                                                   TRANSFER TRANSFER
                                JANUARY 1, NET INCOME  INCLUDED                                            INTO    OUT OF
(AMOUNTS IN MILLIONS)              2011      (LOSS)     IN OCI  PURCHASES  SALES   ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------           ---------- ----------- -------- --------- -------  --------- ----------- -------- --------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $  1.1     $   --     $ 0.1    $   --   $    --    $ --      $  (0.1)   $   --   $  --
   U.S. corporate/(1)/.........    306.7       (8.6)     22.5      75.3     (17.0)     --        (30.5)    489.2    (6.2)
   Corporate--non-U.S./(1)/....    102.8      (11.0)     (7.4)     70.2     (53.0)     --        (21.4)    279.3      --
   Residential mortgage-
    backed.....................     40.3       (0.7)     (3.8)       --     (14.3)     --        (10.2)       --      --
   Commercial mortgage-
    backed.....................     19.9       (2.4)      1.4        --        --      --         (3.3)       --      --
   Other asset-backed..........    134.3         --       1.0       5.0      (7.5)     --        (14.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total fixed maturity
    securities.................    605.1      (22.7)     13.8     150.5     (91.8)     --        (79.8)    768.5    (6.2)
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Equity securities..............     50.4        1.3       0.3        --      (9.9)     --         (2.3)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Other invested assets:
   Trading securities..........     40.5        0.4        --        --        --      --         (8.5)       --      --
Derivative assets:
   Interest rate swaps.........      4.6         --        --       0.7        --      --           --        --      --
   Equity index options........     30.9        1.3        --      26.3        --      --        (35.9)       --      --
   Limited guarantee...........     23.0      (17.1)       --        --        --      --           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total derivative
    assets.....................     58.5      (15.8)       --      27.0        --      --        (35.9)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
   Total other invested
    assets.....................     99.0      (15.4)       --      27.0        --      --        (44.4)       --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Reinsurance
 recoverable/(2)/..............     (4.1)      15.6        --        --        --     2.4           --        --      --
                                  ------     ------     -----    ------   -------    ----      -------    ------   -----
Total Level 3 assets...........   $750.4     $(21.2)    $14.1    $177.5   $(101.7)   $2.4      $(126.5)   $768.5   $(6.2)
                                  ======     ======     =====    ======   =======    ====      =======    ======   =====

                                             TOTAL GAINS
                                               (LOSSES)
                                             INCLUDED IN
                                   ENDING     NET INCOME
                                  BALANCE       (LOSS)
                                   AS OF     ATTRIBUTABLE
                                DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)               2011      STILL HELD
---------------------           ------------ ------------
Fixed maturity securities:
   U.S. government, agencies
    and government-
    sponsored enterprises......   $    1.1      $   --
   U.S. corporate/(1)/.........      831.4        (8.6)
   Corporate--non-U.S./(1)/....      359.5         0.8
   Residential mortgage-
    backed.....................       11.3          --
   Commercial mortgage-
    backed.....................       15.6        (2.4)
   Other asset-backed..........      118.5          --
                                  --------      ------
   Total fixed maturity
    securities.................    1,337.4       (10.2)
                                  --------      ------
Equity securities..............       39.8          --
                                  --------      ------
Other invested assets:
   Trading securities..........       32.4         0.4
Derivative assets:
   Interest rate swaps.........        5.3          --
   Equity index options........       22.6         1.3
   Limited guarantee...........        5.9       (17.1)
                                  --------      ------
   Total derivative
    assets.....................       33.8       (15.8)
                                  --------      ------
   Total other invested
    assets.....................       66.2       (15.4)
                                  --------      ------
Reinsurance
 recoverable/(2)/..............       13.9        15.6
                                  --------      ------
Total Level 3 assets...........   $1,457.3      $(10.0)
                                  ========      ======

--------
/(1)/The majority of the transfers into Level 3 during 2011 related to a reclassification of certain private securities valued using internal models which previously had not been identified as having significant unobservable inputs. Prior to 2011, these securities had been misclassified as Level 2. The remaining transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


                                                   TOTAL REALIZED AND                                               TOTAL GAINS
                                                   UNREALIZED GAINS                                                   (LOSSES)
                                                       (LOSSES)        PURCHASES,                                   INCLUDED IN
                                        BEGINNING  ----------------      SALES,                           ENDING     NET INCOME
                                         BALANCE   INCLUDED            ISSUANCES,                        BALANCE       (LOSS)
                                          AS OF     IN NET                AND      TRANSFER  TRANSFER     AS OF     ATTRIBUTABLE
                                        JANUARY 1,  INCOME   INCLUDED SETTLEMENTS,   INTO     OUT OF   DECEMBER 31,  TO ASSETS
(AMOUNTS IN MILLIONS)                      2010     (LOSS)    IN OCI      NET      LEVEL 3   LEVEL 3       2010      STILL HELD
---------------------                   ---------- --------  -------- ------------ -------- ---------  ------------ ------------
Fixed maturity securities:
    U.S. government, agencies and
     government-sponsored
     enterprises.......................  $   10.2   $   --    $  --     $    --     $   --  $    (9.1)    $  1.1       $   --
    U.S. corporate/(1)/................     309.1      1.2      4.1        20.4      137.5     (165.6)     306.7          1.2
    Corporate--non-U.S./(1)/...........     188.6     (0.7)     2.7       (32.2)      59.4     (115.0)     102.8         (6.2)
    Residential mortgage-backed/(2)/...     649.6       --      2.0         2.2        4.4     (617.9)      40.3           --
    Commercial mortgage-backed/(2)/....     775.9     (7.4)    27.3       (82.8)     118.3     (811.4)      19.9         (0.1)
    Other asset-backed/(2)/............     816.6      5.0      9.7      (386.0)      64.2     (375.2)     134.3           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total fixed maturity securities....   2,750.0     (1.9)    45.8      (478.4)     383.8   (2,094.2)     605.1         (5.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Equity securities......................       5.1       --     (1.2)       (5.6)      52.1         --       50.4           --
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Other invested assets:
    Trading securities.................      21.5     (3.1)      --       (25.8)     135.0      (87.1)      40.5         (3.2)
    Restricted other invested assets...      26.5       --       --       (26.5)        --         --         --           --
    Derivative assets:
       Interest rate swaps.............       2.4      2.2       --          --         --         --        4.6          2.2
       Equity index options............      32.2    (66.4)      --        65.1         --         --       30.9        (66.4)
       Limited guarantee...............      29.9     (6.9)      --          --         --         --       23.0         (6.9)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total derivative assets............      64.5    (71.1)      --        65.1         --         --       58.5        (71.1)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
    Total other invested assets........     112.5    (74.2)      --        12.8      135.0      (87.1)      99.0        (74.3)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Reinsurance recoverable/(3)/...........      (3.7)    (2.6)      --         2.2         --         --       (4.1)        (2.6)
                                         --------   ------    -----     -------     ------  ---------     ------       ------
Total Level 3 assets...................  $2,863.9   $(78.7)   $44.6     $(469.0)    $570.9  $(2,181.3)    $750.4       $(82.0)
                                         ========   ======    =====     =======     ======  =========     ======       ======

--------
/(1)/The transfers into and out of Level 3 were primarily related to private fixed rate U.S. corporate and corporate--non-U.S. securities and resulted from a change in the observability of the additional premium to the public bond spread to adjust for the liquidity and other features of our private placements and resulted in unobservable inputs having a significant impact on certain valuations for transfers in or no longer having significant impact on certain valuations for transfers out.
/(2)/During 2010, primary market issuance and secondary market activity for commercial and non-agency residential mortgage-backed and other asset-backed securities increased the market observable inputs used to establish fair values for similar securities. These factors, along with more consistent pricing from third-party sources, resulted in our conclusion that there is sufficient trading activity in similar instruments to support classifying certain mortgage-backed and asset-backed securities as Level 2.
/(3)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net income
(loss) from assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                   2012    2011    2010
---------------------                                                                  ------  ------  ------
Total realized and unrealized gains (losses) included in net income (loss):
   Net investment income.............................................................. $  5.4  $  1.0  $ 17.2
   Net investment gains (losses)......................................................  (61.0)  (22.2)  (95.9)
                                                                                       ------  ------  ------
       Total.......................................................................... $(55.6) $(21.2) $(78.7)
                                                                                       ======  ======  ======
Total gains (losses) included in net income (loss) attributable to assets still held:
   Net investment income.............................................................. $  1.1  $  1.5  $  1.2
   Net investment gains (losses)......................................................  (58.3)  (11.5)  (83.2)
                                                                                       ------  ------  ------
       Total.......................................................................... $(57.2) $(10.0) $(82.0)
                                                                                       ======  ======  ======

   The amount presented for unrealized gains (losses) included in net income
(loss) for available-for-sale securities represents impairments and accretion on certain fixed maturity securities.

   The following tables present additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:


                                             TOTAL REALIZED AND
                                             UNREALIZED (GAINS)
                                 BEGINNING         LOSSES
                                  BALANCE   ---------------------
                                   AS OF    INCLUDED IN                                                 TRANSFER TRANSFER
                                 JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF
(AMOUNTS IN MILLIONS)               2012        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3
---------------------            ---------- ------------ -------- --------- ----- --------- ----------- -------- --------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............   $433.6     $(158.4)     $--       $--     $--    $32.0       $--       $--      $--
   Fixed index annuity
    embedded derivatives........       --         0.1       --        --      --     21.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
   Total policyholder account
    balances....................    433.6      (158.3)      --        --      --     53.6        --        --       --
                                   ------     -------      ---       ---     ---    -----       ---       ---      ---
Total Level 3 liabilities.......   $433.6     $(158.3)     $--       $--     $--    $53.6       $--       $--      $--
                                   ======     =======      ===       ===     ===    =====       ===       ===      ===

                                              TOTAL (GAINS)
                                                  LOSSES
                                               INCLUDED IN
                                    ENDING     NET (INCOME)
                                   BALANCE         LOSS
                                    AS OF      ATTRIBUTABLE
                                 DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)                2012       STILL HELD
---------------------            ------------ --------------
Policyholder account balances:
   GMWB embedded
    derivatives/(1)/............    $307.2       $(155.0)
   Fixed index annuity
    embedded derivatives........      21.7           0.1
                                    ------       -------
   Total policyholder account
    balances....................     328.9        (154.9)
                                    ------       -------
Total Level 3 liabilities.......    $328.9       $(154.9)
                                    ======       =======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010



                                     TOTAL REALIZED AND
                                     UNREALIZED (GAINS)
                         BEGINNING         LOSSES                                                                    ENDING
                          BALANCE   ---------------------                                                           BALANCE
                           AS OF    INCLUDED IN                                                 TRANSFER TRANSFER    AS OF
                         JANUARY 1, NET (INCOME) INCLUDED                                         INTO    OUT OF  DECEMBER 31,
(AMOUNTS IN MILLIONS)       2011        LOSS      IN OCI  PURCHASES SALES ISSUANCES SETTLEMENTS LEVEL 3  LEVEL 3      2011
---------------------    ---------- ------------ -------- --------- ----- --------- ----------- -------- -------- ------------
Policyholder account
 balances/(1)/..........   $107.8      $292.7      $--       $--     $--    $33.1      $  --      $--      $--       $433.6
Derivative liabilities:
    Equity index
     options............      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
    Total derivative
     liabilities........      2.6          --       --        --      --       --       (2.6)      --       --           --
                           ------      ------      ---       ---     ---    -----      -----      ---      ---       ------
Total Level 3
 liabilities............   $110.4      $292.7      $--       $--     $--    $33.1      $(2.6)     $--      $--       $433.6
                           ======      ======      ===       ===     ===    =====      =====      ===      ===       ======

                         TOTAL (GAINS)
                             LOSSES
                          INCLUDED IN
                          NET (INCOME)
                              LOSS
                          ATTRIBUTABLE
                         TO LIABILITIES
(AMOUNTS IN MILLIONS)      STILL HELD
---------------------    --------------
Policyholder account
 balances/(1)/..........     $297.2
Derivative liabilities:
    Equity index
     options............         --
                             ------
    Total derivative
     liabilities........         --
                             ------
Total Level 3
 liabilities............     $297.2
                             ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

                                                                                                         TOTAL (GAINS)
                                        TOTAL REALIZED AND                                                   LOSSES
                                        UNREALIZED (GAINS)    PURCHASES,                                  INCLUDED IN
                            BEGINNING         LOSSES            SALES,                         ENDING     NET (INCOME)
                             BALANCE   ---------------------  ISSUANCES                       BALANCE         LOSS
                              AS OF    INCLUDED IN               AND      TRANSFER TRANSFER    AS OF      ATTRIBUTABLE
                            JANUARY 1, NET (INCOME) INCLUDED SETTLEMENTS,   INTO    OUT OF  DECEMBER 31, TO LIABILITIES
(AMOUNTS IN MILLIONS)          2010        LOSS      IN OCI      NET      LEVEL 3  LEVEL 3      2010       STILL HELD
---------------------       ---------- ------------ -------- ------------ -------- -------- ------------ --------------
Policyholder account
  balances/(1)/............   $156.6      $(80.4)     $--       $31.6       $--      $--       $107.8        $(77.7)
Derivative liabilities:
   Interest rate swaps.....      0.9        (0.9)      --          --        --       --           --          (0.9)
   Equity index
     options...............      2.4         2.7       --        (2.5)       --       --          2.6           2.7
                              ------      ------      ---       -----       ---      ---       ------        ------
   Total derivative
     liabilities...........      3.3         1.8       --        (2.5)       --       --          2.6           1.8
                              ------      ------      ---       -----       ---      ---       ------        ------
Total Level 3 liabilities..   $159.9      $(78.6)     $--       $29.1       $--      $--       $110.4        $(75.9)
                              ======      ======      ===       =====       ===      ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table presents the gains and losses included in net (income) loss from liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value and the related income statement line item in which these gains and losses were presented for the years ended December 31:

(AMOUNTS IN MILLIONS)                                                                         2012    2011   2010
---------------------                                                                       -------  ------ ------
Total realized and unrealized (gains) losses included in net (income) loss:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (158.3)  292.7  (78.6)
                                                                                            -------  ------ ------
       Total............................................................................... $(158.3) $292.7 $(78.6)
                                                                                            =======  ====== ======
Total (gains) losses included in net (income) loss attributable to liabilities still held:
   Net investment income................................................................... $    --  $   -- $   --
   Net investment (gains) losses...........................................................  (154.9)  297.2  (75.9)
                                                                                            -------  ------ ------
       Total............................................................................... $(154.9) $297.2 $(75.9)
                                                                                            =======  ====== ======

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases, sales and settlements of fixed maturity, equity and trading securities and purchases, issuances and settlements of derivative instruments.

   Issuances and settlements presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Certain classes of instruments classified as Level 3 are excluded below as a result of not being material or due to limitations in being able to obtain the underlying inputs used by certain third-party sources, such as broker quotes, used as an input in determining fair value. The following table presents a summary of the significant unobservable inputs used for certain fair value measurements that are based on internal models and classified as Level 3 as of December 31, 2012:

                                        VALUATION                                                RANGE
(AMOUNTS IN MILLIONS)                   TECHNIQUE     FAIR VALUE  UNOBSERVABLE INPUT      (WEIGHTED-AVERAGE)
---------------------                ---------------- ---------- ---------------------- ------------------------
Assets
   Fixed maturity securities:
       U.S. corporate............... Matrix pricing     $788.8      Credit spreads      76bps - 552bps (194bps)
       Corporate--non-U.S........... Matrix pricing      563.2      Credit spreads      82bps - 354bps (189bps)
   Derivative assets:
                                       Discounted                    Interest rate
       Interest rate swaps..........   cash flows          1.6        volatility            25% - 28%(26%)
                                       Discounted                    Equity index
       Equity index option..........   cash flows         18.2        volatility            24% - 27%(25%)
Liabilities
   Policyholder account balances:
                                                                      Withdrawal
                                                                   utilization rate            --% - 98%
                                                                      Lapse rate               --% - 25%
                                                                    Non-performance
                                                                 risk (credit spreads)   50bps - 90bps (80bps)
       GMWB embedded                 Stochastic cash                 Equity index
         derivatives /(1)/..........   flow model        307.2        volatility            18% - 25%(22%)
       Fixed index annuity            Option budget                 Expected future
         embedded derivatives.......     method           21.7     interest credited          1% - 4%(1%)

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

(15) VARIABLE INTEREST AND SECURITIZATION ENTITIES

   VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes asset securitization transactions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (a) Asset Securitizations

   We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

   The following table summarizes the total securitized assets as of December 31:

(AMOUNTS IN MILLIONS)                                                 2012   2011
---------------------                                                ------ ------
Receivables secured by:
   Other assets..................................................... $ 55.6 $ 60.4
                                                                     ------ ------
       Total securitized assets not required to be consolidated.....   55.6   60.4
                                                                     ------ ------
       Total securitized assets required to be consolidated.........   64.5   87.5
                                                                     ------ ------
       Total securitized assets..................................... $120.1 $147.9
                                                                     ====== ======

   Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. During 2010, one of the securitization entities that was covered under a credit support agreement was terminated upon final payments made by the structure. Therefore, as of December 31, 2012 and 2011, Genworth provided limited recourse for a maximum of $38.7 million of credit losses related to the commercial mortgage loan entity that was required to be consolidated with assets of $65.0 million and $90.6 million, respectively, as of December 31, 2012 and 2011. There were no amounts recorded for these limited recourse liabilities as of December 31, 2012 and 2011. In 2012, we paid $1.5 million associated with these arrangements. No amounts were paid in 2011.

   (b) Securitization Entities Not Required To Be Consolidated

   We are involved in certain securitization entities where we are not required to consolidate the securitization entity.

   Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities' design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

   Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

   There has been no new asset securitization activity in 2012 or 2011.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   (c) Securitization Entity Required To Be Consolidated

   As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate one asset securitization entity. Our involvement with this securitization entity is described in more detail below. Prior to being required to consolidate this entity, our interest in this entity was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

   Asset securitizations. We were required to consolidate one securitization entity as a result of our involvement in the entity's design and having certain decision making ability regarding the assets held by the securitization entity. The securitization entity was designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The securitization entity that was required to be consolidated is backed by commercial mortgage loans.

   Our economic interest in this commercial mortgage loan securitization entity represents the excess interest received on the loans compared to the interest paid on the entity's debt obligation, which is held by a third-party. We own the majority of the rights to receive the excess interest with another Genworth subsidiary owning the remaining portion. Additionally, Genworth provides limited recourse for credit losses up to a maximum of $38.7 million. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

   The following table shows the assets and liabilities that were recorded for the consolidated securitization entity as of December 31:

          (AMOUNTS IN MILLIONS)                            2012  2011
          ---------------------                            ----- -----
          Assets
             Investments:
                 Restricted commercial mortgage loans..... $64.5 $86.1
                 Restricted other invested assets.........    --   1.4
                                                           ----- -----
                    Total investments.....................  64.5  87.5
             Cash and cash equivalents....................   0.1   2.5
             Accrued investment income....................   0.4   0.6
                                                           ----- -----
                 Total assets............................. $65.0 $90.6
                                                           ===== =====
          Liabilities
             Other liabilities............................ $ 0.3 $ 2.8
             Deferred tax liability.......................   2.7   1.8
             Borrowings related to securitization entity..  64.6  88.0
                                                           ----- -----
                 Total liabilities........................ $67.6 $92.6
                                                           ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entity for the years ended December 31:

           (AMOUNTS IN MILLIONS)                  2012  2011   2010
           ---------------------                 -----  ----- -----
           Revenues:
           Net investment income................ $ 7.3  $10.4 $10.1
           Net investment gains (losses)........  (1.1)   0.2  (0.3)
           Other income.........................   1.5     --    --
                                                 -----  ----- -----
              Total revenues....................   7.7   10.6   9.8
                                                 -----  ----- -----
           Expenses:
           Interest expense.....................   4.7    6.2   7.5
           Acquisition and operating expenses...   0.6    0.6   0.9
                                                 -----  ----- -----
              Total expenses....................   5.3    6.8   8.4
                                                 -----  ----- -----
           Income before income taxes...........   2.4    3.8   1.4
           Provision for income taxes...........   0.9    1.3   0.5
                                                 -----  ----- -----
           Net income........................... $ 1.5  $ 2.5 $ 0.9
                                                 =====  ===== =====

   The assets and other instruments held by the securitization entity are restricted and can only be used to fulfill the obligations of the securitization entity.

   (d) Borrowings Related To Consolidated Securitization Entity

   Our consolidated securitization entity has a 6.0175% senior note maturing in 2023 with an aggregate principal amount and carrying value of $64.6 million and $88.0 million as of December 31, 2012 and 2011, respectively. This borrowing is required to be paid down as principal is collected on the restricted investments held by the securitization entity and accordingly the repayment of this borrowing follows the maturity or prepayment, as permitted, of the restricted investments.

(16) RESTRICTIONS ON DIVIDENDS

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Any dividends in excess of limits are deemed "extraordinary" and require approval. Based on statutory results as of December 31, 2012, we are able to distribute $483.3 million in dividends in 2013 without obtaining regulatory approval. Based on statutory results as of December 31, 2012, we estimate our insurance subsidiaries could pay dividends of approximately $78.4 million to us in 2013 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2013 at this level as they retain capital for growth and to meet capital requirements.

   Our life insurance subsidiaries paid dividends of $98.6 million and $11.8 million during 2012 and 2011, respectively (none of which were deemed "extraordinary"). Our life insurance subsidiaries paid dividends of $46.8 million ($20.0 million of which were deemed "extraordinary") during 2010. The dividends in 2010 included $10.0 million in cash and $36.8 million of securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   In 2012, we declared and paid a cash dividend of $100.0 million to GLIC. There were no common stock dividends declared in 2011. In 2010, we declared a non-cash deemed dividend of $29.7 million in connection with the previously uncertain tax benefits related to separation from our former parent that we recognized during the year.

(17) SUPPLEMENTAL STATUTORY FINANCIAL DATA

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income (loss) and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our U.S. domiciled insurance subsidiaries have no material permitted accounting practices, except for River Lake VI, River Lake VII, River Lake VIII and River Lake IX (the "SPFCs"). The permitted practices of the SPFCs were an essential element of their design and were expressly included in their plans of operation and in the licensing orders issued by their domiciliary state regulators. Accordingly, we believe that the permitted practices will remain in effect for so long as we maintain the SPFCs. The permitted practices were as follows:

  . River Lake IX was granted a permitted accounting practice from the state of Vermont to carry its excess of loss reinsurance agreement with Brookfield Life and Annuity Insurance Company as an admitted asset.

  . River Lake VII and River Lake VIII were each granted a permitted accounting practice from the state of Vermont to carry their reserves on a basis similar to U.S. GAAP.

  . River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

   The impact of these permitted practices on our combined U.S. domiciled life insurance subsidiaries' statutory capital and surplus was $589.5 million and $611.7 million as of December 31, 2012 and 2011, respectively. If they had not used a permitted practice, no regulatory event would have been triggered.

   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    YEARS ENDED DECEMBER 31,
                                                                   -------------------------
(AMOUNTS IN MILLIONS)                                                2012     2011     2010
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 357.0  $ (86.4) $  57.8
Captive life insurance subsidiaries...............................  (478.1)  (145.9)  (131.9)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $(121.1) $(232.3) $ (74.1)
                                                                   =======  =======  =======

                                                         AS OF DECEMBER 31,
                                                         -----------------
      (AMOUNTS IN MILLIONS)                                2012      2011
      ---------------------                              --------  --------
      Combined statutory capital and surplus, excluding
        captive life insurance subsidiaries............. $2,289.3  $1,878.6

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from the captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,203.7 million and $1,517.7 million as of December 31, 2012 and 2011, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake VI, River Lake VII, River Lake VIII and River lake IX, include surplus notes (non-recourse funding obligations) as further described in note 10.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and equity market risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2012 and 2011, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels. The consolidated RBC ratio of our U.S. domiciled life insurance subsidiaries was approximately 613% and 529% of the company action level as of December 31, 2012 and 2011, respectively.

   In 2011, the NAIC formed a Joint Working Group to review the statutory reserve requirements of the Valuation of Life Insurance Policies Regulation (more commonly known as "Regulation AXXX"), also known as Actuarial Guideline 38 ("AG 38"), impacting certain universal life insurance policies with secondary guarantees. In March 2012, the NAIC adopted a framework to address these reserving issues, and subsequently retained an actuarial consultant to help resolve the framework's proposal for addressing in-force business and business that would be written in an interim period until the adoption of a principles-based reserve approach. In September 2012, subsequent to public exposure and significant public comment, the NAIC adopted the Joint Working Group's proposals for new and in-force business subject to AG 38 provisions. We are addressing these new business requirements through revised product offerings and increased utilization of reinsurance for our new business. Over time, there can be no assurance that there will continue to be affordable reinsurance available. With respect to the in-force requirements, we have determined that approximately 8.2% of our universal life insurance reserves are subject to the new regulations, which require additional reserve adequacy testing. The financial impact related to the new reserving requirements on our in-force reserves subject to the new guidance was not significant.

   River Lake IV also prepares financial statements in accordance with local regulatory requirements. As of December 31, 2012 and 2011, local statutory capital and surplus was $101.3 million and $118.5 million, respectively. Local statutory net income was $490.5 million for the year ended December 31, 2012. Local statutory net loss was $42.0 million and $74.4 million for the years ended December 31, 2011 and 2010, respectively. The regulatory authorities in these international jurisdictions generally establish supervisory solvency requirements. River Lake IV had surplus levels that exceeded local solvency requirements by $99.7 million and $112.9 million as of December 31, 2012 and 2011, respectively.

(18) SEGMENT INFORMATION

   We operate through two business segments: U.S. Life Insurance and Runoff. Our U.S. Life Insurance segment includes our life insurance and fixed deferred and immediate annuities for the retirement market. Our

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

Runoff segment primarily includes variable annuity, variable life insurance, group variable annuity and institutional products. Corporate and Other activities include other corporate income and expenses not allocated to the segments.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2012:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   467.5  $     5.3  $     --   $   472.8
Net investment income.......................................     649.1       35.9       8.9       693.9
Net investment gains (losses)...............................     (37.0)     (33.3)    (16.6)      (86.9)
Policy fees and other income................................     679.5      171.1       2.9       853.5
                                                             ---------  ---------  --------   ---------
   Total revenues...........................................   1,759.1      179.0      (4.8)    1,933.3
                                                             ---------  ---------  --------   ---------
Benefits and other changes in policy reserves...............     995.2       32.8        --     1,028.0
Interest credited...........................................     287.8       17.9        --       305.7
Acquisition and operating expenses, net of deferrals........     211.9       48.6       5.8       266.3
Amortization of deferred acquisition costs and intangibles..     276.8       58.8        --       335.6
Goodwill impairment.........................................     147.0         --        --       147.0
Interest expense............................................      90.1         --      (3.0)       87.1
                                                             ---------  ---------  --------   ---------
   Total benefits and expenses..............................   2,008.8      158.1       2.8     2,169.7
                                                             ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................    (249.7)      20.9      (7.6)     (236.4)
Provision (benefit) for income taxes........................     (44.6)      (5.4)     (9.4)      (59.4)
                                                             ---------  ---------  --------   ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................    (205.1)      26.3       1.8      (177.0)
Equity in net loss of unconsolidated subsidiary.............        --         --      45.5        45.5
                                                             ---------  ---------  --------   ---------
Net income (loss)........................................... $  (205.1) $    26.3  $   47.3   $  (131.5)
                                                             =========  =========  ========   =========
Total assets................................................ $25,824.4  $11,463.0  $1,277.9   $38,565.3
                                                             =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2011:

                                                             U.S. LIFE             CORPORATE
(AMOUNTS IN MILLIONS)                                        INSURANCE    RUNOFF   AND OTHER CONSOLIDATED
---------------------                                        ---------  ---------  --------- ------------
Premiums.................................................... $   782.2  $    55.6   $   --    $   837.8
Net investment income.......................................     680.1       35.5     10.0        725.6
Net investment gains (losses)...............................     (66.9)    (113.1)    (2.0)      (182.0)
Policy fees and other income................................     572.1      192.8       --        764.9
                                                             ---------  ---------   ------    ---------
   Total revenues...........................................   1,967.5      170.8      8.0      2,146.3
                                                             ---------  ---------   ------    ---------
Benefits and other changes in policy reserves...............   1,119.7       76.9       --      1,196.6
Interest credited...........................................     276.7       23.0       --        299.7
Acquisition and operating expenses, net of deferrals........     205.2       88.4      2.2        295.8
Amortization of deferred acquisition costs and intangibles..     133.6       46.0      4.2        183.8
Interest expense............................................     105.5         --      6.2        111.7
                                                             ---------  ---------   ------    ---------
   Total benefits and expenses..............................   1,840.7      234.3     12.6      2,087.6
                                                             ---------  ---------   ------    ---------
Income (loss) before income taxes and equity in net loss of
  unconsolidated subsidiary.................................     126.8      (63.5)    (4.6)        58.7
Provision (benefit) for income taxes........................      44.6      (38.4)    (1.6)         4.6
                                                             ---------  ---------   ------    ---------
Income (loss) before equity in net loss of unconsolidated
  subsidiary................................................      82.2      (25.1)    (3.0)        54.1
Equity in net loss of unconsolidated subsidiary.............        --         --     (7.5)        (7.5)
                                                             ---------  ---------   ------    ---------
Net income (loss)........................................... $    82.2  $   (25.1)  $(10.5)   $    46.6
                                                             =========  =========   ======    =========
Total assets................................................ $26,434.6  $12,092.9   $908.9    $39,436.4
                                                             =========  =========   ======    =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2010:

                                                               U.S. LIFE         CORPORATE
(AMOUNTS IN MILLIONS)                                          INSURANCE RUNOFF  AND OTHER CONSOLIDATED
---------------------                                          --------- ------  --------- ------------
Premiums...................................................... $  839.3  $ 72.4   $   --     $  911.7
Net investment income.........................................    642.4    59.3     15.9        717.6
Net investment gains (losses).................................    (88.7)  (11.8)   (11.2)      (111.7)
Policy fees and other income..................................    399.0   171.9       --        570.9
                                                               --------  ------   ------     --------
   Total revenues.............................................  1,792.0   291.8      4.7      2,088.5
                                                               --------  ------   ------     --------
Benefits and other changes in policy reserves.................  1,082.8    80.6       --      1,163.4
Interest credited.............................................    267.9    35.5       --        303.4
Acquisition and operating expenses, net of deferrals..........    218.5    94.4      4.9        317.8
Amortization of deferred acquisition costs and intangibles....    138.8    48.1      1.8        188.7
Interest expense..............................................    101.4      --      7.5        108.9
                                                               --------  ------   ------     --------
   Total benefits and expenses................................  1,809.4   258.6     14.2      2,082.2
                                                               --------  ------   ------     --------
Income (loss) before income taxes and equity in net income of
  unconsolidated subsidiary...................................    (17.4)   33.2     (9.5)         6.3
Benefit for income taxes......................................    (12.3)   (2.9)   (31.9)       (47.1)
                                                               --------  ------   ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary..................................................     (5.1)   36.1     22.4         53.4
Equity in net income of unconsolidated subsidiary.............       --      --     21.7         21.7
                                                               --------  ------   ------     --------
Net income (loss)............................................. $   (5.1) $ 36.1   $ 44.1     $   75.1
                                                               ========  ======   ======     ========

(19) COMMITMENTS AND CONTINGENCIES

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters or the likelihood of potential future legal and regulatory matters against us. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. We also are not able to provide an estimate or range of possible losses related to these matters.

   (b) Commitments

   As of December 31, 2012, we were committed to fund $21.3 million in limited partnership investments.

   On February 14, 2011, Genworth issued a $100.0 million letter of credit under its credit facilities for the benefit of Brookfield to support the reinsurance of statutory reserves assumed from us. This letter of credit replaced another letter of credit for the same amount which matured in February 2011 and was provided by a third-party bank.

   On April 28, 2010, GLAIC entered into a reinsurance treaty with River Lake VIII, a subsidiary of GLAIC, effective April 1, 2010 (the "Reinsurance Treaty II"). In conjunction with the Reinsurance Treaty II, on April 28, 2010, River Lake VIII delivered to GLAIC a $525.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which was funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $264.8 million as of December 31, 2012.

(20) INVESTMENT IN UNCONSOLIDATED SUBSIDIARY

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2012 and 2011, the carrying value of our investment in GLICNY was $560.4 million and $478.2 million, respectively, and was included in other invested assets.

   On January 1, 2012, GLICNY adopted new accounting guidance related to accounting for costs associated with acquiring or renewing insurance contracts. GLICNY adopted this new guidance retrospectively, which reduced its retained earnings and stockholders' equity by $80.2 million as of January 1, 2010, and increased the net loss by $5.1 million for the year ended December 31, 2011 and increased net income by $6.0 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

   On January 1, 2012, GLICNY also changed its treatment of the liability for future policy benefits for their level premium term life insurance products when the liability for a policy falls below zero. GLICNY implemented this change in accounting retrospectively, which reduced its retained earnings and stockholders' equity by $11.4 million as of January 1, 2010 and increased the net loss by $1.5 million for the year ended December 31, 2011 and reduced net income by $1.1 million for the year ended December 31, 2010. As a result, our investment in GLICNY was impacted to the extent of our ownership interest of 34.5%.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010


   The tables below provide summarized financial information for GLICNY:

                                                  YEARS ENDED DECEMBER 31,
                                                  ------------------------
         (AMOUNTS IN MILLIONS)                     2012    2011     2010
         ---------------------                    ------  ------   ------
         Net investment income................... $338.5  $329.4   $316.6
         Total revenues.......................... $666.3  $491.2   $524.3
         Net income (loss)....................... $131.9  $(21.6)  $ 62.8

                                                   AS OF DECEMBER 31,
                                                   -------------------
          (AMOUNTS IN MILLIONS)                      2012      2011
          ---------------------                    --------- ---------
          Total assets............................ $11,285.5 $10,895.5
          Total liabilities....................... $ 9,661.1 $ 9,509.3
          Total stockholders' equity.............. $ 1,624.4 $ 1,386.2

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)       Resolution of Board of Directors of The Life Insurance Company of
              Virginia authorizing the establishment of the Separate Account.
              Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (1)(a)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of Life of Virginia Separate
              Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)       Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name of GE Life and Annuity
              Assurance Company to Genworth Life and Annuity Insurance Company.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (1)(b)(i)    Resolution of the Board of Directors of GE Life and Annuity Assurance
              Company authorizing the change in name GE Life & Annuity Separate
              Account 4 to Genworth Life & Annuity VA Separate Account 1.
              Previously filed on January 3, 2006 with Post-Effective Amendment No.
              19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
              Registration No. 333-62695.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement dated December 1, 2001 between GE Life and
              Annuity Assurance Company and Capital Brokerage Corporation.
              Previously filed on September 30, 2002 with Post-Effective Amendment
              No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

 (3)(b)       Dealer Sales Agreement dated December 1, 2001. Previously filed on
              September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(a)       Form of contract.

 (4)(a)(i)    Contract Form P1152. Previously filed on December 18, 1998 with
              Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate
              Account 4, Registration No. 333-62695.

 (4)(b)       Endorsements to contract.

 (4)(b)(i)    IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
              Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

 (4)(b)(i)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
              Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(ii)   Pension Endorsement. Previously filed on May 1, 1998 with
              Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment
               No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 333-63531.

 (4)(b)(xiii)  Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   GE Life and Annuity Assurance Company Guarantee Account Rider.
               Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-62695.

 (4)(b)(xv)    Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)   Payment Protection with Commutation Immediate and Deferred Variable
               Annuity Rider. Previously filed on September 1, 2006 with
               Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xviii) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
               September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
               333-63531.

 (4)(b)(xix)   Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
               filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (4)(b)(xx) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to
               Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (4)(b)(xxi) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (5)           Form of Application. Previously filed on April 7, 2006 with
               Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 19 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (7)           Reinsurance Agreement. Previously filed on April 30, 2004 with Post
               Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
               Account 4, Registration No. 333-62695.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(a)(i)     First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and The Life Insurance Company of Virginia.
               Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (8)(c)        Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-62695.

 (8)(d)        Fund Participation Agreement between Genworth Life and Annuity
               Insurance Company and Federated Insurance Series. Previously filed on
               April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(e) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(e)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(f)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(f)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(h)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-31172.

 (8)(i)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(j)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(m)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(n)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-62695.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed on April 27, 2005 with Post-Effective Amendment No.
           17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-62695.

 (8)(q)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(r)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(t) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-62695.

 (8)(v)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(w)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

 (8)(w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 29 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(z)    Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(aa) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13)(a)    Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 34 and on October 14, 2011 with
           Post-Effective Amendment No. 35 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

    (b)    Power of Attorney. Previously filed on June 1, 2012 with
           Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

    (c)    Power of Attorney. Filed herewith.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Elena K. Edwards          Director, Chairperson of the Board, President and Chief
                          Executive Officer

Paul A. Haley             Director, Senior Vice President and Chief Actuary

Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer

Gregory S. Karawan        Director

John G. Apostle, II(1)    Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

Amy R. Corbin             Director, Senior Vice President and Chief Financial Officer

Patrick M. Foley          Senior Vice President

Patrick B. Kelleher       Senior Vice President

Martin P. Klein           Senior Vice President

Leon E. Roday(1)          Senior Vice President

Jac J. Amerell            Vice President and Controller

Gary T. Prizzia(1)        Treasurer

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                  [FLOW CHART]




ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 6,561 owners of Qualified Contracts and 8,266 owners of Non-Qualified Contracts as of February 27, 2013.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)

         NAME                ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
         ----                 -------       --------------------------------------
Scott R. Reeks......... 6620 W. Broad St.   President and Chief Executive Officer
                        Richmond, VA 23230
Thomas E. Duffy........ 6610 W. Broad St.   Director and Vice President
                        Richmond, VA 23230
Elizabeth M. O'Brien... 6610 W. Broad St.   Director
                        Richmond, VA 2320
John G. Apostle, II.... 6620 W. Broad St.   Director
                        Richmond, VA 23230

         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Martin P. Klein........ 6610 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres, Jr.... 6620 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Daniel P. Healey....... 6610 W. Broad St.     Vice President
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street  Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230



                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.0%    $51.2 million


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April 2013.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


             NAME                          TITLE                   DATE
              ----                         -----                    ----

    /s/  ELENA K. EDWARDS*     Director, Chairperson of the   April 25, 2013
  ----------------------------   Board, President and Chief
       ELENA K. EDWARDS          Executive Officer

  /s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 25, 2013
  ----------------------------   President and Chief
     DANIEL J. SHEEHAN, IV       Investment Officer

      /s/  PAUL A. HALEY       Director, Senior Vice          April 25, 2013
  ----------------------------   President and Chief Actuary
         PAUL A. HALEY

   /S/  GREGORY S. KARAWAN*    Director                       April 25, 2013
  ----------------------------
      GREGORY S. KARAWAN

      /S/  AMY R. CORBIN*      Director, Senior Vice          April 25, 2013
  ----------------------------   President and Chief
         AMY R. CORBIN           Financial Officer

     /S/  JAC J. AMERELL*      Vice President and Controller  April 25, 2013
  ----------------------------
        JAC J. AMERELL



*By:  /S/  PAUL A. HALEY   , pursuant to Power of Attorney  April 25, 2013
      -------------------    executed on April 1, 2011,
         PAUL A. HALEY       October 11, 2011,
                             May 25, 2012, and
                             April 1, 2013.